UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Financials - 0.3%
Citigroup Capital XIII	61,350	$1,651,542
GMAC Capital Trust I	229,331	6,102,498

		7,754,040

Total Preferred Stocks (Cost $7,267,172)		7,754,040

	Principal Amount
CORPORATE BONDS & NOTES - 36.5%
Consumer Discretionary - 2.6%
21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,218,035
CCO Holdings LLC
7.000% due 01/15/19	1,310,000	1,364,038
8.125% due 04/30/20	2,250,000	2,382,187
Chrysler Group LLC 8.000% due 06/15/19	1,550,000	1,652,687
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,647,193
Comcast Corp
5.150% due 03/01/20	1,658,000	1,881,920
5.650% due 06/15/35	290,000	342,000
5.700% due 05/15/18	5,000,000	5,683,625
6.500% due 11/15/35	630,000	822,158
6.550% due 07/01/39	1,130,000	1,481,826
6.950% due 08/15/37	740,000	1,001,213
Cox Communications Inc
4.700% due 12/15/42 ~	70,000	67,772
6.950% due 06/01/38 ~	80,000	99,824
DISH DBS Corp
5.000% due 03/15/23	1,676,000	1,612,102
5.125% due 05/01/20	380,000	381,900
5.875% due 07/15/22	970,000	991,825
6.750% due 06/01/21	1,160,000	1,249,900
Ford Motor Co 4.750% due 01/15/43	5,490,000	5,515,913
General Motors Co 6.250% due 10/02/43	470,000	552,250
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	4,640,000	4,787,900
McDonald’s Corp 6.300% due 10/15/37	495,000	638,880
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,180,000	2,153,923
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	741,964
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~ #	1,840,000	1,837,700
Numericable Group SA (France) 6.000% due 05/15/22 ~	1,860,000	1,876,275
QVC Inc 5.950% due 03/15/43	100,000	106,293
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	2,150,000	2,107,000
7.750% due 04/15/20 ~	590,000	634,250
Time Warner Cable Inc
4.125% due 02/15/21	520,000	553,375
5.500% due 09/01/41	40,000	45,193
5.875% due 11/15/40	930,000	1,098,172
6.550% due 05/01/37	2,190,000	2,771,655
6.750% due 06/15/39	1,050,000	1,353,500
8.250% due 04/01/19	5,445,000	6,771,326

	Principal Amount	Value
Time Warner Entertainment Co LP 8.375% due 07/15/33	$990,000	$1,466,429
Time Warner Inc
4.700% due 01/15/21	410,000	449,402
6.250% due 03/29/41	350,000	414,182
7.700% due 05/01/32	7,350,000	10,098,643
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,089,987
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,710,075
Viacom Inc 4.250% due 09/01/23	2,340,000	2,415,512
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,000,000	1,012,500

		79,082,504

Consumer Staples - 3.6%
Altria Group Inc
2.850% due 08/09/22	4,200,000	4,030,921
4.750% due 05/05/21	4,000,000	4,364,552
5.375% due 01/31/44	1,930,000	2,064,127
9.250% due 08/06/19	3,330,000	4,340,315
9.950% due 11/10/38	740,000	1,227,268
10.200% due 02/06/39	290,000	490,115
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	6,570,000	6,220,686
5.000% due 04/15/20	1,070,000	1,196,226
5.375% due 01/15/20	4,500,000	5,083,916
CVS Health Corp
2.750% due 12/01/22	5,400,000	5,163,026
5.750% due 05/15/41	320,000	378,941
CVS Pass-Through Trust
5.298% due 01/11/27 ~	721,458	765,683
6.036% due 12/10/28	3,256,654	3,777,028
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,205,717
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,341,461
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,521,261
HJ Heinz Co 4.250% due 10/15/20	2,090,000	2,082,163
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,535,248
Kraft Foods Group Inc
3.500% due 06/06/22	3,430,000	3,478,589
5.375% due 02/10/20	1,219,000	1,375,409
Lorillard Tobacco Co
3.750% due 05/20/23	2,660,000	2,621,478
8.125% due 06/23/19	1,220,000	1,494,240
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	503,334
Mondelez International Inc
4.000% due 02/01/24	3,840,000	3,943,277
5.375% due 02/10/20	1,411,000	1,601,983
6.500% due 02/09/40	117,000	147,202
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,489,063
7.900% due 11/01/18	1,498,000	1,841,845
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	7,080,000	7,495,178
5.500% due 01/15/42 ~	320,000	354,413
Philip Morris International Inc
2.500% due 08/22/22	1,710,000	1,636,456
2.900% due 11/15/21	1,460,000	1,462,384
4.500% due 03/20/42	1,230,000	1,239,838
6.375% due 05/16/38	1,970,000	2,480,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Reynolds American Inc
3.250% due 11/01/22	$ 1,600,000	$ 1,546,918
6.150% due 09/15/43	330,000	378,862
6.750% due 06/15/17	1,207,000	1,363,177
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,450,000	1,482,625
6.875% due 02/15/21	1,380,000	1,462,800
7.125% due 04/15/19	1,240,000	1,288,050
The Kroger Co 6.400% due 08/15/17	2,610,000	2,952,437
Tyson Foods Inc 5.150% due 08/15/44	620,000	644,034
Wal-Mart Stores Inc
5.250% due 09/01/35	730,000	846,068
5.375% due 04/05/17	915,000	1,009,584
WM Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	685,611
2.900% due 10/21/19 ~	2,380,000	2,416,771
3.375% due 10/21/20 ~	750,000	762,411

		107,793,305

Energy - 5.7%
Access Midstream Partners LP
4.875% due 05/15/23	360,000	371,250
4.875% due 03/15/24	1,010,000	1,036,512
6.125% due 07/15/22	2,495,000	2,682,125
Anadarko Petroleum Corp
6.375% due 09/15/17	145,000	164,215
8.700% due 03/15/19	4,285,000	5,395,539
Antero Resources Finance Corp 5.375% due 11/01/21	1,050,000	1,048,687
Apache Corp
3.250% due 04/15/22	1,542,000	1,548,080
6.000% due 01/15/37	1,010,000	1,194,862
6.900% due 09/15/18	5,000,000	5,886,825
Arch Coal Inc 7.000% due 06/15/19	2,890,000	1,549,762
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	1,174,200
Baker Hughes Inc
3.200% due 08/15/21	200,000	204,690
7.500% due 11/15/18	4,060,000	4,932,027
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	3,361,000	3,452,564
3.561% due 11/01/21	220,000	226,621
California Resources Corp 6.000% due 11/15/24 ~ #	2,140,000	2,204,200
Chesapeake Energy Corp
5.750% due 03/15/23	220,000	235,466
6.125% due 02/15/21	1,990,000	2,174,075
6.500% due 08/15/17	650,000	708,500
6.875% due 11/15/20	520,000	582,400
Concho Resources Inc
5.500% due 04/01/23	610,000	637,450
6.500% due 01/15/22	1,526,000	1,629,005
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,366,140
CONSOL Energy Inc 6.375% due 03/01/21	2,060,000	2,101,200
Continental Resources Inc
3.800% due 06/01/24	500,000	490,880
4.500% due 04/15/23	990,000	1,027,526
5.000% due 09/15/22	420,000	443,625
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,193,626
7.950% due 04/15/32	2,810,000	3,983,743
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,100,000	3,156,420
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,757,326

	Principal Amount	Value
6.500% due 01/31/19	$ 2,100,000	$ 2,462,979
8.375% due 08/01/66 §	3,000,000	3,301,416
Hess Corp 8.125% due 02/15/19	4,190,000	5,171,009
Kerr-McGee Corp 7.875% due 09/15/31	1,797,000	2,495,160
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	3,366,900
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,560,249
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	2,280,000	2,493,750
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,801,700
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21	2,580,000	2,618,700
MarkWest Energy Partners LP
5.500% due 02/15/23	1,680,000	1,726,200
6.250% due 06/15/22	598,000	632,385
Noble Energy Inc
5.250% due 11/15/43	1,130,000	1,196,541
6.000% due 03/01/41	200,000	231,431
8.250% due 03/01/19	3,290,000	4,072,559
Occidental Petroleum Corp
2.700% due 02/15/23	1,060,000	1,019,516
3.125% due 02/15/22	1,350,000	1,361,679
Penn Virginia Resource Partners LP 8.375% due 06/01/20	2,041,000	2,234,895
Petrobras Global Finance BV (Netherlands) 6.250% due 03/17/24	3,550,000	3,719,690
Petrobras International Finance Co (Luxembourg)
5.375% due 01/27/21	15,300,000	15,527,970
7.875% due 03/15/19	3,600,000	4,145,184
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,735,635
6.000% due 03/05/20	2,000,000	2,285,000
6.375% due 01/23/45 ~	3,990,000	4,521,867
8.000% due 05/03/19	5,700,000	6,951,150
Plains Exploration & Production Co
6.125% due 06/15/19	3,738,000	4,102,455
6.500% due 11/15/20	527,000	578,446
6.875% due 02/15/23	850,000	966,875
QEP Resources Inc
5.250% due 05/01/23	1,390,000	1,355,250
6.875% due 03/01/21	1,390,000	1,515,100
Range Resources Corp
5.000% due 08/15/22	530,000	543,250
5.000% due 03/15/23	1,580,000	1,635,300
Regency Energy Partners LP
4.500% due 11/01/23	520,000	505,700
5.875% due 03/01/22	1,770,000	1,854,075
6.500% due 07/15/21	680,000	717,400
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	680,000	702,100
5.750% due 05/15/24 ~	1,030,000	1,049,312
Samson Investment Co 9.750% due 02/15/20	3,160,000	2,883,500
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	54,459
SESI LLC 7.125% due 12/15/21	850,000	943,500
Shelf Drilling Holdings Ltd (Cayman) 8.625% due 11/01/18 ~	680,000	717,400
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,440,243
Sinopec Group Overseas Development Ltd (United Kingdom)
2.750% due 05/17/17 ~	2,400,000	2,462,626
4.375% due 04/10/24 ~	5,660,000	5,825,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Williams Cos Inc
7.500% due 01/15/31	$4,635,000	$ 5,388,123
7.875% due 09/01/21	440,000	530,849
Transocean Inc (Cayman)
5.050% due 12/15/16	1,370,000	1,460,932
6.375% due 12/15/21	210,000	223,745

		173,649,092

Financials - 13.3%
AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	2,590,000	2,515,538
Ally Financial Inc 7.500% due 09/15/20	40,000	46,200
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,127,882
American International Group Inc
5.850% due 01/16/18	2,000,000	2,251,884
8.250% due 08/15/18	3,465,000	4,236,656
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,662,396
Bank of America Corp
2.600% due 01/15/19	3,340,000	3,336,169
3.300% due 01/11/23	1,190,000	1,162,180
3.875% due 03/22/17	1,230,000	1,295,766
4.000% due 04/01/24	4,800,000	4,857,115
4.125% due 01/22/24	9,345,000	9,537,189
4.200% due 08/26/24	3,930,000	3,895,585
4.500% due 04/01/15	5,980,000	6,097,005
4.875% due 04/01/44	3,440,000	3,580,975
5.000% due 05/13/21	5,590,000	6,148,670
5.000% due 01/21/44	6,910,000	7,318,270
5.625% due 07/01/20	600,000	679,197
5.650% due 05/01/18	2,070,000	2,304,711
5.700% due 05/02/17	1,520,000	1,667,742
5.750% due 12/01/17	560,000	623,617
6.250% § ±	4,930,000	4,923,838
7.625% due 06/01/19	1,400,000	1,693,318
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	189,256
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	808,360
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,648,264
BPCE SA (France) 5.150% due 07/21/24 ~	1,070,000	1,105,071
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,604,857
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,863,000
5.000% due 08/01/23	1,010,000	1,004,950
Citigroup Inc
3.500% due 05/15/23	2,790,000	2,678,411
3.953% due 06/15/16	2,320,000	2,437,520
5.500% due 10/15/14	316,000	316,590
5.500% due 09/13/25	3,080,000	3,366,326
5.900% § ±	1,070,000	1,045,925
5.950% § ±	1,820,000	1,821,707
6.000% due 08/15/17	5,155,000	5,777,739
6.010% due 01/15/15	3,771,000	3,830,755
6.125% due 11/21/17	100,000	112,901
6.300% § ±	2,500,000	2,485,380
6.625% due 06/15/32	480,000	581,748
6.675% due 09/13/43	700,000	861,005
8.500% due 05/22/19	610,000	763,385
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	5,540,000	5,586,298
3.750% due 10/15/14 ~	2,490,000	2,493,381
5.000% due 10/15/19 ~	1,060,000	1,184,702

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	$4,490,000	$4,661,630
5.750% due 12/01/43	2,130,000	2,427,685
11.000% § ± ~	3,830,000	5,074,750
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	8,423,595
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,324,777
2.625% due 09/15/16 ~	5,390,000	5,550,008
First Data Corp
6.750% due 11/01/20 ~	370,000	393,125
11.750% due 08/15/21	188,000	218,550
12.625% due 01/15/21	480,000	576,000
Ford Motor Credit Co LLC
5.750% due 02/01/21	1,270,000	1,444,829
8.125% due 01/15/20	5,040,000	6,304,763
General Electric Capital Corp
1.625% due 07/02/15	1,360,000	1,373,231
3.150% due 09/07/22	3,280,000	3,273,292
3.750% due 11/14/14	9,000,000	9,037,755
4.375% due 09/16/20	1,380,000	1,510,984
4.650% due 10/17/21	340,000	375,148
5.300% due 02/11/21	940,000	1,060,499
5.875% due 01/14/38	1,570,000	1,897,552
6.000% due 08/07/19	4,730,000	5,523,552
6.150% due 08/07/37	1,105,000	1,369,099
6.875% due 01/10/39	1,940,000	2,616,300
General Motors Financial Co Inc
2.750% due 05/15/16	930,000	938,719
3.250% due 05/15/18	700,000	708,750
4.250% due 05/15/23	800,000	805,000
4.375% due 09/25/21	930,000	952,088
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,793,813
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	4,155,896
HSBC Finance Corp 6.676% due 01/15/21	570,000	669,201
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	2,500,000	2,541,005
6.375% § ±	3,040,000	3,040,000
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,387,703
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	4,070,000	4,492,246
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,115,356
3.625% due 08/12/15 ~	2,330,000	2,380,983
5.017% due 06/26/24 ~	8,070,000	7,856,105
JPMorgan Chase & Co
3.375% due 05/01/23	3,030,000	2,906,524
3.625% due 05/13/24	7,930,000	7,927,113
4.250% due 10/15/20	1,230,000	1,312,307
4.350% due 08/15/21	690,000	738,802
4.500% due 01/24/22	2,310,000	2,479,422
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,951,336
M&T Bank Corp 6.875% ±	8,130,000	8,319,583
MetLife Inc 4.750% due 02/08/21	2,370,000	2,622,554
Morgan Stanley
4.750% due 03/22/17	600,000	645,110
5.450% due 01/09/17	5,155,000	5,602,634
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,020,464
Navient LLC 8.000% due 03/25/20	3,380,000	3,798,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	$ 510,000	$ 512,019
4.875% due 05/13/21 ~	6,220,000	6,689,815
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	994,759
5.125% due 05/28/24	1,980,000	1,949,658
6.000% due 12/19/23	4,240,000	4,453,972
6.100% due 06/10/23	3,870,000	4,094,212
6.125% due 12/15/22	1,910,000	2,025,354
6.400% due 10/21/19	370,000	431,026
7.640% § ±	1,000,000	1,062,500
7.648% § ±	560,000	658,000
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,356,920
Santander U.S. Debt SAU (Spain)
3.724% due 01/20/15 ~	1,500,000	1,512,951
3.781% due 10/07/15 ~	2,750,000	2,826,093
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	6,820,000	7,230,694
6.409% § ± ~	3,900,000	4,170,563
State Street Corp 4.956% due 03/15/18	10,010,000	10,904,233
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,336,920
3.150% due 07/22/15 ~	2,290,000	2,336,906
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,701,655
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,331,243
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,131,640
The Goldman Sachs Group Inc
3.850% due 07/08/24	1,590,000	1,583,629
5.250% due 07/27/21	1,570,000	1,742,378
5.750% due 01/24/22	400,000	455,659
5.950% due 01/15/27	3,270,000	3,703,782
6.000% due 06/15/20	6,360,000	7,317,275
6.250% due 02/01/41	7,880,000	9,578,077
6.750% due 10/01/37	2,645,000	3,151,615
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,420,270
Voya Financial Inc 2.900% due 02/15/18	700,000	720,838
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,767,563
WEA Finance LLC 3.750% due 09/17/24 ~	3,730,000	3,728,665
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,721,608
3.450% due 02/13/23	2,130,000	2,095,826
3.676% due 06/15/16 §	2,830,000	2,959,724
4.600% due 04/01/21	6,240,000	6,848,656
5.375% due 11/02/43	2,030,000	2,229,104
5.606% due 01/15/44	2,367,000	2,673,609
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	3,161,533
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,757,375

		403,455,866

Health Care - 1.9%
AbbVie Inc
1.750% due 11/06/17	5,730,000	5,715,205
2.900% due 11/06/22	2,450,000	2,347,281
Amgen Inc 3.625% due 05/22/24	1,590,000	1,581,099
Catholic Health Initiatives 4.350% due 11/01/42	420,000	411,526

	Principal Amount	Value
Celgene Corp 3.625% due 05/15/24	$ 630,000	$ 624,719
DaVita HealthCare Partners Inc 5.125% due 07/15/24	3,600,000	3,543,750
Fresenius Medical Care US Finance I Inc 5.750% due 02/15/21 ~	1,230,000	1,303,800
Fresenius Medical Care US Finance II Inc
5.625% due 07/31/19 ~	660,000	698,082
5.875% due 01/31/22 ~	890,000	947,850
Gilead Sciences Inc 3.700% due 04/01/24	3,550,000	3,622,892
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,171,502
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,536,039
HCA Inc
5.875% due 05/01/23	290,000	297,250
6.500% due 02/15/20	1,200,000	1,312,500
7.500% due 02/15/22	3,060,000	3,450,150
Humana Inc
3.150% due 12/01/22	770,000	753,176
4.625% due 12/01/42	1,090,000	1,071,532
Medtronic Inc
3.125% due 03/15/22	430,000	429,168
4.450% due 03/15/20	2,110,000	2,324,279
Perrigo Co PLC (Ireland) 4.000% due 11/15/23 ~	1,130,000	1,152,070
Pfizer Inc
6.200% due 03/15/19	270,000	315,919
7.200% due 03/15/39	4,000,000	5,667,712
Roche Holdings Inc 6.000% due 03/01/19 ~	1,386,000	1,608,134
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	200,000	203,644
Thermo Fisher Scientific Inc
3.600% due 08/15/21	1,590,000	1,640,174
5.300% due 02/01/44	320,000	352,591
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,262,800
5.700% due 10/15/40	10,000	12,110
5.800% due 03/15/36	660,000	810,543
6.875% due 02/15/38	1,000,000	1,373,656
WellPoint Inc
1.250% due 09/10/15	1,210,000	1,217,341
3.125% due 05/15/22	2,050,000	2,028,805
3.700% due 08/15/21	220,000	227,479
7.000% due 02/15/19	1,290,000	1,538,734
Zoetis Inc 3.250% due 02/01/23	730,000	715,383

		58,268,895

Industrials - 1.9%
ABB Finance USA Inc 4.375% due 05/08/42	390,000	400,484
Air 2 US (Cayman) 8.027% due 10/01/19 ~	1,307,169	1,398,671
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,517,605
CSC Holdings LLC 6.750% due 11/15/21	3,060,000	3,270,987
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 08/10/22	3,774,246	4,435,117
Eaton Corp
1.500% due 11/02/17	1,250,000	1,245,651
2.750% due 11/02/22	7,649,000	7,411,254
4.150% due 11/02/42	2,040,000	1,952,099
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,275,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
General Electric Co
0.850% due 10/09/15	$ 2,180,000	$ 2,189,906
4.500% due 03/11/44	1,110,000	1,157,450
5.250% due 12/06/17	3,535,000	3,923,963
International Lease Finance Corp 6.750% due 09/01/16 ~	5,660,000	6,126,950
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,894,976
Raytheon Co 3.125% due 10/15/20	1,680,000	1,725,945
The Boeing Co 4.875% due 02/15/20	4,110,000	4,638,965
UAL Pass-Through Trust 9.750% due 01/15/17	420,914	474,875
United Technologies Corp
4.500% due 04/15/20	2,130,000	2,353,727
4.500% due 06/01/42	1,880,000	1,975,090
Waste Management Inc
3.500% due 05/15/24	1,530,000	1,528,817
7.375% due 05/15/29	1,510,000	2,004,205
West Corp 5.375% due 07/15/22 ~	2,080,000	1,924,000

		57,826,237

Information Technology - 0.2%
Activision Blizzard Inc 5.625% due 09/15/21 ~	1,480,000	1,542,900
National Semiconductor Corp 6.600% due 06/15/17	380,000	433,695
Oracle Corp 1.200% due 10/15/17	4,990,000	4,956,617

		6,933,212

Materials - 3.1%
Ardagh Packaging Finance PLC (Ireland) 3.234% due 12/15/19 § ~	3,100,000	3,010,875
Ball Corp 5.000% due 03/15/22	1,560,000	1,575,600
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	781,358
4.100% due 05/01/23	2,880,000	2,773,025
6.950% due 04/01/19	2,470,000	2,871,958
Barrick North America Finance LLC 4.400% due 05/30/21	3,030,000	3,073,674
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,094,010
5.000% due 09/30/43	2,320,000	2,555,220
6.500% due 04/01/19	6,830,000	8,080,402
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,665,771
Cliffs Natural Resources Inc
4.200% due 01/15/18	1,780,000	1,539,700
4.800% due 10/01/20	1,320,000	1,029,600
Eagle Spinco Inc 4.625% due 02/15/21	1,920,000	1,852,800
Ecolab Inc 4.350% due 12/08/21	940,000	1,020,181
FMG Resources Property Ltd (Australia)
6.875% due 02/01/18 ~	110,000	113,300
6.875% due 04/01/22 ~	1,030,000	1,051,887
8.250% due 11/01/19 ~	790,000	819,625
Freeport-McMoRan Inc 2.375% due 03/15/18	90,000	90,317
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	818,001
Glencore Finance Canada Ltd (Canada)
2.050% due 10/23/15 ~	4,270,000	4,318,678
2.700% due 10/25/17 ~	3,860,000	3,927,589
5.800% due 11/15/16 ~	820,000	893,433

	Principal Amount	Value
Hexion US Finance Corp 6.625% due 04/15/20	$ 1,740,000	$ 1,757,400
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	978,143
6.000% due 11/15/21	490,000	572,298
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	712,993
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,750,276
2.500% due 05/20/16	1,410,000	1,447,084
3.750% due 09/20/21	2,320,000	2,410,953
4.125% due 05/20/21	1,120,000	1,200,151
9.000% due 05/01/19	3,580,000	4,586,259
Rock-Tenn Co
3.500% due 03/01/20	1,020,000	1,038,545
4.000% due 03/01/23	900,000	915,436
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,947,558
Steel Dynamics Inc
6.375% due 08/15/22	850,000	902,063
7.625% due 03/15/20	1,700,000	1,793,500
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	11,084,001
6.875% due 11/21/36	4,520,000	5,118,900
8.250% due 01/17/34	1,205,000	1,523,891
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18 ~	1,100,000	1,265,000

		93,961,455

Telecommunication Services - 2.6%
America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,231,971
5.625% due 11/15/17	1,500,000	1,674,720
AT&T Inc
3.000% due 02/15/22	260,000	257,969
3.875% due 08/15/21	3,040,000	3,191,717
3.900% due 03/11/24	260,000	265,163
4.350% due 06/15/45	2,650,000	2,445,669
4.450% due 05/15/21	390,000	422,987
5.500% due 02/01/18	3,625,000	4,057,753
5.550% due 08/15/41	170,000	186,151
CenturyLink Inc 5.625% due 04/01/20	1,170,000	1,211,243
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,526,944
6.750% due 08/20/18	1,545,000	1,805,740
Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	2,520,000	2,699,550
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	890,764
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	4,274,279
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	2,166,863
Sprint Corp 7.875% due 09/15/23 ~	990,000	1,054,350
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	160,000	181,400
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	1,420,000	1,563,089
5.877% due 07/15/19	350,000	400,662
6.221% due 07/03/17	150,000	167,469
6.421% due 06/20/16	250,000	271,795
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,457,234
Verizon Communications Inc
3.450% due 03/15/21	2,350,000	2,387,464
4.150% due 03/15/24	1,650,000	1,704,184
4.862% due 08/21/46 ~	7,731,000	7,771,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
5.012% due 08/21/54 ~	$ 3,475,000	$ 3,506,588
5.150% due 09/15/23	11,160,000	12,352,524
6.350% due 04/01/19	300,000	349,326
6.400% due 09/15/33	4,942,000	6,023,967
6.550% due 09/15/43	5,434,000	6,799,053

		79,300,284

Utilities - 1.6%
AES Corp 4.875% due 05/15/23	1,170,000	1,117,350
7.375% due 07/01/21	580,000	652,500
8.000% due 06/01/20	2,530,000	2,915,825
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	746,169
6.500% due 09/15/37	2,400,000	3,113,520
Calpine Corp 5.875% due 01/15/24 ~	120,000	124,800
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,655,254
5.200% due 08/15/19	2,300,000	2,603,060
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,090,034
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,366,653
4.250% due 03/15/23	5,100,000	5,075,143
7.375% due 11/15/31	11,550,000	13,689,441
Pacific Gas & Electric Co
6.050% due 03/01/34	5,022,000	6,216,749
8.250% due 10/15/18	930,000	1,144,455
PacifiCorp 5.650% due 07/15/18	1,860,000	2,117,995
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,238,864

		48,867,812

Total Corporate Bonds & Notes (Cost $1,053,415,314)		1,109,138,662

SENIOR LOAN NOTES - 2.8%
Consumer Discretionary - 1.1%

Aramark Corp Term F 3.250% due 02/24/21 §	2,059,650	2,024,368
Big Heart Pet Brands 3.500% due 03/08/20 §	2,900,669	2,804,585
Caesars Entertainment Operating Co Term B6 6.985% due 03/01/17 §	1,358,456	1,240,683
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,420,408	1,407,980
Charter Communications Operating LLC
Term F
3.000% due 01/03/21 §	518,188	503,542
Term G
due 09/12/21 µ	1,520,000	1,517,285
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,115,789	1,100,248
J Crew Group Inc Term B 4.000% due 03/05/21 §	593,920	565,152
Landry’s Inc Term B 4.000% due 04/24/18 §	1,795,122	1,783,342
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	1,588,740	1,584,105
McGraw Hill Global Holdings Term B (1st Lien) 5.750% due 03/22/19 §	922,901	926,074
Michaels Stores Inc 3.750% due 01/28/20 §	2,370,000	2,327,044
Party City Holdings Inc 4.000% due 07/27/19 §	2,216,966	2,176,586

	Principal Amount	Value
Phillips-Van Heusen Corp Term B 3.250% due 02/13/20 §	$ 846,146	$ 848,358
Red Finance Inc Term B due 09/24/21 µ	2,880,000	2,861,600
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	1,917,240
Univision Communications Inc Term C4 4.000% due 03/01/20 §	2,833,787	2,783,901
Virgin Media Bristol LLC Term B 3.500% due 06/07/20 §	2,820,000	2,749,249
Wendy’s International Inc Term B 3.250% due 05/15/19 §	3,039,306	3,027,364

		34,148,706

Consumer Staples - 0.2%
H.J. Heinz Co
Term B1
3.250% due 06/07/19 §	681,375	672,787
Term B2
3.500% due 06/05/20 §	2,271,250	2,247,402
Supervalu Inc Term B 4.500% due 03/21/19 §	2,358,277	2,321,100
The Sun Products Corp 5.500% due 03/23/20 §	980,128	927,855

		6,169,144

Financials - 0.2%
First Data Corp
3.655% due 03/23/18 §	3,257,313	3,199,632
3.655% due 09/24/18 §	1,000,000	981,875
Windsor Financing LLC Term B 6.250% due 12/05/17 §	927,820	955,655

		5,137,162

Health Care - 0.1%
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,151,260	3,098,083

Industrials - 0.4%
ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,441,658	1,408,921
American Airlines Inc 3.750% due 06/27/19 §	1,678,750	1,652,170
BakerCorp International Inc 4.250% due 02/14/20 §	977,613	953,783
CSC Holdings LLC Term B 2.654% due 04/17/20 §	1,755,202	1,704,193
Gardner Denver Inc 4.250% due 07/30/20 §	2,504,700	2,459,147
INA Beteiligungsgesellschaft mbH Term E (Germany) 3.750% due 05/15/20 §	2,000,000	1,984,642
Nielsen Finance LLC Term B2 3.153% due 04/15/21 §	1,205,203	1,206,992
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,804,485	2,759,790

		14,129,638

Information Technology - 0.0%
SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,345,768	1,332,093

Materials - 0.1%
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	1,955,262	1,917,786

Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,858,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	$ 1,466,419	$ 1,446,549
Windstream Corp Term B4 3.500% due 01/23/20 §	918,317	909,707

		5,214,312

Utilities - 0.5%
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	10,700,000	10,666,563
Equipower Resources Holdings LLC (1st Lien) 4.250% due 12/21/18 §	1,214,621	1,211,078
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,962,406	2,912,602

		14,790,243

Total Senior Loan Notes (Cost $88,143,921)		85,937,167

MORTGAGE-BACKED SECURITIES - 43.2%

Collateralized Mortgage Obligations - Commercial - 4.7%

ACRE Commercial Mortgage Trust
3.156% due 06/15/30 " § ~	490,000	492,534
4.556% due 06/15/30 " § ~	820,000	828,821
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	480,000	514,945
5.622% due 04/10/49 " §	3,060,000	3,029,478
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	3,000,965	3,049,248
6.084% due 06/11/50 " §	1,240,000	1,259,118
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	2,430,000	2,023,179
CD Mortgage Trust
5.566% due 01/15/46 " §	2,890,000	2,715,879
5.688% due 10/15/48 "	1,690,000	1,628,734
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " § ~	1,430,000	1,438,463
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,431,477	1,445,031
5.482% due 10/15/49 "	1,350,000	1,307,451
6.133% due 12/10/49 " §	680,000	672,900
COBALT CMBS Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,330,354
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	284,628
Commercial Mortgage Trust
3.086% due 04/12/35 " §	880,000	867,551
3.254% due 06/15/34 " § ~	4,200,000	4,208,035
4.300% due 10/10/46 "	1,030,000	1,086,029
4.762% due 10/10/46 " §	450,000	481,763
4.858% due 08/15/45 " § ~	2,390,000	2,403,325
5.086% due 10/10/46 " §	220,000	234,616
5.819% due 07/10/38 " §	2,041,000	2,181,991
Credit Suisse Commercial Mortgage Trust
5.615% due 01/15/49 " §	2,704,000	2,931,243
5.749% due 01/15/49 " §	750,000	750,918
Credit Suisse Mortgage Trust
3.953% due 09/15/37 " ~	4,250,000	4,405,983
4.373% due 09/15/37 " ~	3,800,000	3,445,270
DBUBS Mortgage Trust (IO) 1.409% due 08/10/44 " § ~	12,789,671	312,707
EQTY Mortgage Trust 2.507% due 05/08/31 " § ~	2,450,000	2,458,612
Fannie Mae - Aces 4.387% due 02/25/17 " §	25,593,059	1,993,213

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.021% due 09/25/22 " §	$ 6,047,522	$ 341,755
1.360% due 04/25/20 " §	23,337,551	1,139,678
1.366% due 06/25/21 " §	10,672,215	731,009
1.585% due 12/25/21 " §	7,051,060	575,095
1.641% due 06/25/22 " §	4,307,931	395,436
1.724% due 10/25/21 " §	5,994,136	531,149
1.814% due 06/25/20 " §	532,561	38,126
1.824% due 07/25/21 " §	14,787,789	1,350,177
FREMF Mortgage Trust 3.406% due 06/25/21 " § ~	6,857,206	6,870,417
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	536,721
Government National Mortgage Association
2.000% due 12/16/49 "	1,807,415	1,810,382
2.250% due 03/16/35 "	1,819,818	1,858,451
2.900% due 02/16/44 - 06/16/44 " §	11,510,283	11,805,199
Government National Mortgage Association (IO)
0.827% due 08/16/52 " §	9,190,459	603,496
0.944% due 06/16/55 " §	9,604,842	606,248
1.175% due 11/16/55 " §	38,042,500	2,946,354
GS Mortgage Securities Trust
5.161% due 11/10/46 " §	1,680,000	1,836,851
5.991% due 08/10/45 " §	10,550,000	10,964,378
GS Mortgage Securities Trust (IO) 1.695% due 08/10/44 " § ~	5,613,369	349,264
JP Morgan Chase Commercial Mortgage Securities Trust
5.502% due 06/12/47 " §	7,640,000	7,586,222
6.382% due 06/15/29 "	4,960,000	5,018,061
JPMBB Commercial Mortgage Securities Trust
5.050% due 01/15/47 " §	510,000	549,531
5.251% due 11/15/45 " §	950,000	1,015,965
JPMorgan Chase Commercial Mortgage Securities Trust 6.082% due 02/12/51 " §	1,400,000	1,556,236
LB Commercial Mortgage Trust 6.101% due 07/15/44 " §	1,390,000	1,534,281
LB-UBS Commercial Mortgage Trust 6.370% due 09/15/45 " §	790,000	889,352
Merrill Lynch Mortgage Trust
5.802% due 08/12/43 " §	3,190,000	3,253,344
6.028% due 06/12/50 " §	140,000	153,786
ML-CFC Commercial Mortgage Trust
5.378% due 08/12/48 "	5,403,662	5,781,851
5.450% due 08/12/48 " §	3,390,000	3,273,228
6.193% due 09/12/49 " §	3,650,000	3,567,430
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	397,611
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 2.021% due 08/15/45 " § ~	10,540,958	912,515
PFP III Ltd (Cayman) 4.254% due 06/14/31 " § ~	740,000	747,087
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	190,000	188,113
UBS-Barclays Commercial Mortgage Trust (IO) 1.857% due 12/10/45 " § ~	9,084,575	956,379
Wachovia Bank Commercial Mortgage Trust
0.354% due 12/15/43 " § ~	558,000	542,551
5.383% due 12/15/43 "	1,220,000	1,307,066
5.632% due 10/15/48 " §	2,670,000	2,735,770
5.660% due 04/15/47 " §	1,490,000	1,542,587

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
WFRBS Commercial Mortgage Trust (IO)
1.091% due 02/15/44 " § ~	$ 15,784,201	$ 508,654
1.494% due 03/15/47 " §	11,249,217	908,369
1.733% due 06/15/45 " § ~	3,169,797	285,881
4.135% due 06/15/46 " § ~	1,000,000	917,070

		141,201,145

Collateralized Mortgage Obligations - Residential - 15.8%
Adjustable Rate Mortgage Trust
0.405% due 03/25/36 " §	780,825	510,959
2.522% due 07/25/35 " §	936,319	900,435
2.586% due 10/25/35 " §	10,260,000	9,445,089
Alternative Loan Trust
0.455% due 12/25/35 " §	2,965,541	2,549,390
5.500% due 06/25/35 "	21,546,813	21,565,041
6.000% due 03/25/27 "	344,421	323,396
6.000% due 05/25/36 "	6,380,845	5,628,371
6.500% due 09/25/34 "	1,093,522	1,093,451
6.500% due 09/25/36 "	3,158,606	2,890,791
16.600% due 06/25/35 " §	9,688,902	12,026,728
27.982% due 07/25/36 " §	2,634,032	4,211,155
Bear Stearns ALT-A Trust 0.855% due 01/25/35 " §	5,904,864	5,795,276
Bear Stearns ARM Trust 2.583% due 10/25/36 " §	448,531	391,598
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.335% due 08/25/47 " § ~	1,067,540	750,098
0.355% due 01/25/36 " § ~	13,241	12,237
0.385% due 07/25/36 " § ~	145,314	130,603
0.445% due 10/25/35 " § ~	40,294	37,360
0.455% due 08/25/35 " § ~	16,743	15,543
Citigroup Mortgage Loan Trust
2.380% due 02/25/36 " § ~	1,951,719	1,956,109
2.698% due 04/25/37 " §	2,260,329	2,044,806
6.500% due 10/25/36 " ~	3,522,878	2,798,388
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	6,152,376	5,152,277
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	3,071,782	3,172,900
5.750% due 02/25/37 "	12,148,426	11,341,333
Fannie Mae
0.505% due 05/25/34 " §	1,192,668	1,197,047
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,003,086
5.500% due 04/25/42 "	9,232,191	10,248,142
6.000% due 05/25/42 "	3,750,701	4,172,760
6.500% due 06/25/39 - 07/25/42 "	8,410,644	9,510,301
7.000% due 05/25/42 "	1,589,599	1,797,664
Fannie Mae (IO)
1.852% due 08/25/44 " §	23,721,278	1,746,498
3.000% due 11/25/26 - 09/25/32 "	29,374,712	3,628,083
3.500% due 11/25/41 "	4,646,098	949,984
4.000% due 11/25/41 "	7,822,878	1,874,884
4.500% due 11/25/39 "	1,260,136	256,988
5.000% due 01/25/38 - 01/25/39 "	2,594,403	411,391
5.000% due 01/25/39 " §	682,993	111,034
5.500% due 01/25/39 " §	673,658	114,114
5.846% due 07/25/42 " §	977,072	201,929
5.946% due 09/25/42 - 07/25/43 " §	3,615,480	786,809
5.996% due 09/25/41 - 12/25/42 " §	22,985,422	4,262,860
6.000% due 01/25/38 - 07/25/38 "	3,042,435	546,887
6.326% due 04/25/40 " §	1,921,448	284,682
6.376% due 12/25/40 " §	916,180	128,309
6.426% due 09/25/40 " §	3,054,833	541,669
6.446% due 11/25/36 - 07/25/42 " §	3,917,164	835,939
6.486% due 07/25/41 " §	1,709,185	273,157
6.496% due 02/25/41 - 03/25/42 " §	5,381,236	946,824
Fannie Mae (PO) 0.278% due 03/25/42 "	543,498	497,222

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities
3.155% due 07/25/24 " §	$ 23,450,000	$ 22,202,038
5.405% due 10/25/23 " §	8,270,000	9,361,805
Freddie Mac
0.504% due 04/15/33 " §	62,678	62,702
1.154% due 02/15/32 " §	174,035	179,458
3.500% due 10/15/37 "	2,700,000	2,760,136
4.000% due 12/15/39 "	10,346,417	10,881,120
5.000% due 02/15/30 - 03/15/35 "	25,943,622	28,077,306
5.500% due 07/15/34 "	10,674,111	12,026,478
6.000% due 05/15/36 "	6,174,014	6,933,690
Freddie Mac (IO)
3.000% due 09/15/31 - 12/15/31 "	6,544,539	916,686
3.500% due 06/15/27 "	7,709,882	961,223
5.796% due 10/15/41 " §	4,610,727	852,805
5.846% due 05/15/44 " §	11,851,327	2,612,714
5.876% due 09/15/37 " §	2,992,682	356,870
5.896% due 08/15/39 - 08/15/42 " §	4,651,642	692,144
5.996% due 11/15/42 " §	2,624,133	565,874
6.046% due 05/15/39 " §	2,327,834	458,689
6.076% due 01/15/40 " §	715,448	96,715
6.096% due 09/15/42 " §	2,377,630	433,485
6.136% due 11/15/36 " §	1,245,310	149,689
6.446% due 11/15/41 " §	4,098,554	766,581
Freddie Mac Structured Agency Credit Risk Debt Notes 4.655% due 02/25/24 " §	3,590,000	3,750,493
Government National Mortgage Association
0.506% due 08/20/58 " §	21,383,749	21,368,877
0.656% due 03/20/61 " §	3,053,137	3,071,456
1.155% due 05/20/60 " §	829,432	849,625
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,113,995
5.000% due 07/20/39 - 04/16/40 "	10,600,000	11,571,504
5.447% due 08/20/44 " §	4,548,840	752,413
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 05/20/43 "	11,464,955	1,611,568
5.000% due 11/20/36 "	2,159,867	133,247
5.946% due 08/16/42 " §	2,688,865	429,250
5.996% due 06/16/43 " §	6,788,812	949,198
6.046% due 10/16/42 " §	3,207,264	600,910
6.327% due 04/20/40 " §	519,234	86,307
6.347% due 03/20/39 " §	1,125,881	146,616
6.396% due 04/16/34 " §	208,061	8,178
6.397% due 06/20/40 " §	5,766,268	1,183,766
6.497% due 01/20/40 " §	815,745	146,450
6.547% due 06/20/43 " §	5,420,084	1,095,597
6.597% due 12/20/39 " §	5,593,096	1,014,859
GSMPS Mortgage Loan Trust
0.505% due 01/25/35 " § ~	4,114,297	3,483,875
0.505% due 03/25/35 " § ~	1,574,970	1,389,364
0.505% due 09/25/35 " § ~	4,731,293	4,079,704
GSR Mortgage Loan Trust 2.588% due 07/25/35 " §	914,647	873,624
GSR Mortgage Loan Trust (IO) 6.396% due 10/25/36 " §	2,598,669	450,503
Homestar Mortgage Acceptance Corp 0.705% due 01/25/35 " §	938,169	935,972
Impac CMB Trust 0.415% due 11/25/35 " §	4,590,316	3,775,535
IndyMac IMSC Mortgage Loan Trust 0.335% due 07/25/47 " §	10,717,024	7,597,523
IndyMac INDX Mortgage Loan Trust
0.395% due 06/25/37 " §	4,237,554	3,788,513
0.415% due 06/25/35 " §	3,244,424	2,958,772
JP Morgan Alternative Loan Trust 0.435% due 04/25/47 " §	13,373,823	12,353,775
JP Morgan Mortgage Trust 2.558% due 08/25/35 " §	2,368,258	2,354,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Lehman Mortgage Trust
0.905% due 12/25/35 " §	$ 10,883,882	$ 8,041,991
6.000% due 05/25/37 "	843,388	823,336
MASTR Adjustable Rate Mortgages Trust 2.643% due 04/21/34 " §	3,206,616	3,247,770
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	2,247,498	2,315,151
Merrill Lynch Mortgage Investors Trust 2.458% due 06/25/35 " §	4,000,000	3,853,878
Morgan Stanley Mortgage Loan Trust
2.462% due 07/25/34 " §	1,195,579	1,204,409
2.545% due 07/25/35 " §	2,747,410	2,399,445
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,994,034	3,093,089
RAAC Trust 6.000% due 09/25/34 "	87,873	89,294
RBSSP Resecuritization Trust 2.949% due 12/26/35 " § ~	1,003,079	1,005,048
Residential Asset Securitization Trust
0.655% due 07/25/36 " §	902,571	670,899
6.000% due 08/25/36 "	2,291,946	2,117,529
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 08/25/37 " §	3,015,053	2,534,873
2.419% due 05/25/34 " §	1,712,923	1,729,611
2.529% due 08/25/36 " §	11,512,639	9,154,586
4.936% due 05/25/36 " §	5,002,850	4,142,535
Wachovia Mortgage Loan Trust 0.335% due 01/25/37 " §	1,443,374	1,021,297
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/45 " §	4,592,208	4,419,679
0.475% due 08/25/45 " §	7,136,663	6,868,899
0.705% due 07/25/44 " §	618,826	584,648
1.794% due 10/25/36 " §	2,279,424	1,933,262
2.407% due 09/25/33 " §	409,660	426,544
2.437% due 02/25/33 " §	1,304,880	1,297,141
4.623% due 07/25/37 " §	6,815,499	6,434,029
6.000% due 07/25/36 "	1,201,042	935,283
Washington Mutual Mortgage Pass-Through Certificates Trust 0.818% due 01/25/47 " §	10,316,181	7,618,943
Wells Fargo Mortgage Loan Trust 2.558% due 08/27/35 " ~	3,078,336	3,106,882
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	3,185,925	3,162,059
6.000% due 08/25/37 "	2,499,129	2,498,794

		480,076,222

Fannie Mae - 15.0%
2.500% due 01/01/28 - 10/01/29 "	10,579,915	10,669,012
3.000% due 10/01/29 - 02/01/43 "	94,301,823	96,072,259
3.500% due 10/01/29 - 10/01/44 "	70,705,864	72,712,925
4.000% due 10/01/42 - 11/01/44 "	97,984,342	103,205,286
4.500% due 04/01/23 - 10/01/44 "	118,327,625	128,046,827
5.000% due 07/01/33 - 05/01/42 "	22,324,179	24,754,758
5.500% due 04/01/37 - 11/01/38 "	6,279,784	7,005,083
6.000% due 04/01/33 - 08/01/37 "	1,181,170	1,345,326
6.500% due 05/01/40 "	6,952,875	7,878,586
7.000% due 02/01/39 "	3,420,652	3,910,326

		455,600,388

Freddie Mac - 3.8%
2.060% due 06/01/37 " §	1,247,480	1,318,736
2.134% due 07/01/37 " §	268,730	285,712
2.243% due 06/01/37 " §	45,980	48,411
2.245% due 06/01/37 " §	103,281	108,103
2.433% due 11/01/36 " §	573,142	614,685

	Principal Amount	Value
2.494% due 01/01/37 " §	$ 106,269	$ 113,996
3.500% due 10/01/29 - 10/01/44 "	16,174,754	16,651,091
4.000% due 10/01/25 - 04/01/43 "	20,275,991	21,621,637
4.500% due 12/01/43 - 10/01/44 "	31,812,271	34,693,997
5.000% due 12/01/35 - 11/01/41 "	15,982,452	17,656,410
5.500% due 08/01/37 - 12/01/38 "	4,867,251	5,424,833
6.000% due 10/01/36 - 11/01/39 "	11,929,892	13,491,131
6.500% due 09/01/39 "	2,159,067	2,463,183
7.000% due 03/01/39 "	990,539	1,096,614

		115,588,539

Government National Mortgage Association - 3.9%
0.784% due 08/20/60 " §	995,920	1,004,219
3.500% due 10/01/44 "	20,400,000	21,083,719
4.000% due 10/01/44 "	11,200,000	11,871,125
4.500% due 01/20/40 - 07/20/41 "	33,087,998	36,074,608
5.000% due 01/15/40 - 11/20/40 "	26,011,580	28,911,210
5.500% due 06/15/36 "	915,168	1,028,005
6.000% due 06/20/35 - 03/20/42 "	15,813,065	17,879,463
6.500% due 10/20/37 "	1,536,442	1,735,568

		119,587,917

Total Mortgage-Backed Securities (Cost $1,300,878,994)		1,312,054,211

ASSET-BACKED SECURITIES - 4.4%
ACE Securities Corp Home Equity Loan Trust 0.935% due 04/25/34 " §	2,150,467	2,054,225
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.175% due 04/25/34 " §	1,863,992	1,758,816
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.055% due 10/25/34 " §	6,950,000	6,510,128
Asset-Backed Pass-Through Certificates 0.845% due 04/25/34 " §	1,831,822	1,820,300
Asset-Backed Securities Corp Home Equity Loan Trust 0.950% due 06/25/34 " §	918,222	916,625
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	1,770,000	1,756,476
2.100% due 03/20/19 " ~	2,300,000	2,304,254
2.970% due 02/20/20 " ~	2,540,000	2,591,158
Bear Stearns Asset-Backed Securities Trust 0.725% due 09/25/34 " §	835,458	818,764
Citigroup Mortgage Loan Trust 0.225% due 05/25/37 " §	461,130	395,509
Citigroup Mortgage Loan Trust Inc
0.305% due 08/25/36 " §	616,567	581,686
0.585% due 07/25/35 " §	1,001,754	994,083
Countrywide Home Equity Loan Trust 0.302% due 11/15/36 " §	228,233	195,596
Credit-Based Asset Servicing & Securitization LLC 0.935% due 07/25/33 " §	1,396,478	1,314,665
EFS Volunteer No 2 LLC 1.505% due 03/25/36 " § ~	3,800,000	3,935,622
Greenpoint Manufactured Housing
2.911% due 03/18/29 " §	2,025,000	1,757,751
3.527% due 06/19/29 " §	675,000	603,450
3.656% due 02/20/30 " §	700,000	609,000
7.270% due 06/15/29 "	3,917,399	3,954,775
GSAA Home Equity Trust 0.315% due 07/25/36 " §	2,525,643	1,384,062
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,386,640
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,449,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Lehman XS Trust 5.177% due 05/25/37 " §	$ 18,308,132	$ 14,718,676
Manufactured Housing Contract Trust Pass-Through Certificates
3.652% due 03/13/32 " §	2,125,000	1,937,583
3.656% due 02/20/32 " §	1,300,000	1,202,166
National Collegiate Student Loan Trust
0.425% due 03/26/29 " §	9,000,000	8,225,986
1.005% due 03/25/38 " §	21,820,000	14,909,597
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,578,778
NovaStar Mortgage Funding Trust 1.215% due 12/25/33 " §	1,452,326	1,373,084
Origen Manufactured Housing Contract Trust
2.359% due 10/15/37 " §	16,500,966	14,659,072
2.395% due 04/15/37 " §	10,010,080	9,152,316
PAMCO CLO 7.910% due 08/06/15 " Y	1,443,831	351,934
RAMP Trust
0.425% due 10/25/36 " §	4,182,000	3,518,890
0.565% due 11/25/35 " §	2,000,000	1,972,552
5.350% due 02/25/33 " §	1,438,782	1,449,732
RASC Trust 0.305% due 06/25/36 " §	925,331	920,588
Saxon Asset Securities Trust 0.845% due 05/25/35 " §	2,494,282	2,362,649
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	7,484,212	7,403,667
Structured Asset Investment Loan Trust 1.155% due 10/25/33 " §	3,296,071	3,140,220

Total Asset-Backed Securities (Cost $126,348,309)		133,970,219

U.S. GOVERNMENT AGENCY ISSUES - 3.0%
Fannie Mae
4.236% due 10/09/19	30,610,000	27,186,027
6.625% due 11/15/30	15,850,000	22,563,172
Financing Corp Strips
1.346% due 08/03/18	960,000	899,933
3.206% due 03/07/19	2,060,000	1,895,828
3.241% due 12/27/18	10,969,000	10,164,523
3.789% due 11/02/18	12,210,000	11,371,442
4.003% due 12/06/18	5,350,000	4,967,737
4.302% due 09/26/19	5,315,000	4,797,271
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	7,703,568

Total U.S. Government Agency Issues (Cost $88,229,585)		91,549,501

U.S. TREASURY OBLIGATIONS - 5.4%
U.S. Treasury Bonds - 2.9%
3.125% due 08/15/44	9,640,000	9,487,871
3.375% due 05/15/44	13,610,000	14,054,448
3.625% due 02/15/44	58,890,000	63,665,626
3.750% due 11/15/43	660,000	729,712

		87,937,657

U.S. Treasury Inflation Protected Securities - 2.0%
0.125% due 07/15/24 ^	6,833,154	6,568,369
0.375% due 07/15/23 ^	20,209,417	20,015,225
0.625% due 01/15/24 ^	11,650,751	11,722,659
0.625% due 02/15/43 ^	16,528,666	14,626,580
2.125% due 02/15/40 ^	4,839,141	5,999,780

		58,932,613

	Principal Amount	Value
U.S. Treasury Notes - 0.3%
0.500% due 07/31/16	$ 2,990,000	$ 2,990,410
1.500% due 07/31/16	360,000	366,413
1.500% due 05/31/19	4,290,000	4,246,765
1.750% due 09/30/19	1,330,000	1,328,597
2.375% due 08/15/24	860,000	850,392

		9,782,577

U.S. Treasury Strips - 0.2%
7.532% due 02/15/43	14,660,000	5,724,906

Total U.S. Treasury Obligations (Cost $158,836,568)		162,377,753

FOREIGN GOVERNMENT BONDS & NOTES - 6.6%
Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 9,435,000	9,275,002
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	70,090,000	27,657,624
Brazilian Government (Brazil) 4.250% due 01/07/25	$2,650,000	2,626,813
Colombia Government (Colombia) 5.625% due 02/26/44	4,020,000	4,442,100
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,445,300
4.875% due 05/05/21 ~	4,160,000	4,347,200
5.375% due 10/17/23 ~	400,000	429,000
5.875% due 03/13/20 ~	260,000	286,325
5.875% due 01/15/24 ~	973,000	1,075,165
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 460,721,300	35,599,567
7.750% due 11/13/42	501,337,500	40,991,083
10.000% due 12/05/24	14,760,000	1,421,780
Mexico Government (Mexico) 5.550% due 01/21/45	$12,660,000	14,096,910
New Zealand Government (New Zealand) 3.000% due 04/15/20 ~	NZD 14,690,000	10,877,995
Poland Government (Poland) 4.000% due 01/22/24	$8,690,000	8,972,425
Portugal Government (Portugal) 5.125% due 10/15/24 ~	6,500,000	6,740,630
Russian Government (Russia)
7.500% due 03/31/30 ~	5,674,265	6,370,668
7.500% due 03/31/30 § ~	1,768,500	1,985,548
South Africa Government (South Africa) 5.875% due 09/16/25	6,925,000	7,638,275
Turkey Government (Turkey)
5.625% due 03/30/21	4,241,000	4,527,267
5.750% due 03/22/24	4,610,000	4,917,487
6.250% due 09/26/22	1,468,000	1,618,470
6.625% due 02/17/45	3,210,000	3,607,237
7.000% due 03/11/19	580,000	651,775
7.500% due 11/07/19	200,000	230,300

Total Foreign Government Bonds & Notes (Cost $207,085,903)		201,831,946

MUNICIPAL BONDS - 0.1%
Northstar Education Finance Inc 1.629% due 01/29/46 §	2,500,000	2,354,202

Total Municipal Bonds (Cost $2,083,572)		2,354,202

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $32,365)		72,447

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.5%
U.S. Government Agency Issues - 4.0%
Fannie Mae
0.059% due 03/25/15	$ 25,000,000	$ 24,997,575
0.091% due 10/17/14	12,500,000	12,499,575
Federal Home Loan Bank
0.025% due 01/21/15	35,000,000	34,999,125
0.157% due 08/18/15	10,000,000	9,991,080
Freddie Mac
0.059% due 03/23/15	25,000,000	24,997,600
0.061% due 10/17/14	12,500,000	12,499,667

		119,984,622

U.S. Treasury Bills - 0.8%

0.033% due 03/26/15	25,000,000	24,997,250

Repurchase Agreements - 0.7%

Bank of America Corp 0.001% due 10/01/14 (Dated 09/30/14, repurchase price of $12,000,000; collateralized by U.S. Treasury Notes: 5.000% due 05/15/37 and value $12,239,997)	12,000,000	12,000,000
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $9,041,063; collateralized by U.S. Treasury Notes: 1.375% - 1.500% due 08/31/18 - 09/30/18 and value $9,226,403)	9,041,063	9,041,063

		21,041,063

Total Short-Term Investments (Cost $166,002,323)		166,022,935

TOTAL INVESTMENTS - 107.8% (Cost $3,198,324,026)		3,273,063,083

OTHER ASSETS & LIABILITIES, NET - (7.8%)		(236,169,180)

NET ASSETS - 100.0%		$3,036,893,903

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	An investment with a value of $351,934 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2014.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (12/14)	83	$65,177
Eurodollar (12/14)	57	527
Eurodollar (06/16)	1,880	38,190
Eurodollar (12/16)	1,160	(78,070)
U.S. Treasury 5-Year Notes (12/14)	1,758	(306,478)
U.S. Treasury 10-Year Notes (12/14)	92	(61,362)
U.S. Treasury 30-Year Bonds (12/14)	1,248	(397,767)

		(739,783)

Short Futures Outstanding
Euro-Bund (12/14)	300	(284,748)
Eurodollar (06/18)	989	(567,889)
Euro FX (12/14)	256	930,693
JPY FX (12/14)	40	185,895
U.S. Treasury 2-Year Notes (12/14)	19	235
U.S. Treasury 10-Year Notes (12/14)	3,373	1,146,054
U.S. Treasury 30-Year Bonds (12/14)	798	314,133

		1,724,373

Total Futures Contracts		$984,590

(d)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	32,983,836	USD	43,161,746	11/14	CIT	($1,489,418)
JPY	2,894,044,833	USD	26,601,269	11/14	CIT	(206,159)
USD	64,793,184	EUR	48,367,669	11/14	CIT	3,684,665
USD	27,574,424	EUR	20,612,000	11/14	MSC	1,532,880
USD	7,314,019	EUR	5,464,866	11/14	UBS	409,616
USD	10,660,383	JPY	1,083,500,000	10/14	JPM	780,266
USD	15,990,473	JPY	1,636,529,000	11/14	BRC	1,064,525
USD	19,624,220	JPY	2,000,022,000	11/14	CIT	1,383,037

Total Forward Foreign Currency Contracts						$7,159,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(e)	Purchased options outstanding as of September 30, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 30-Year Bonds (11/14)	$138.00	10/24/14	CME	23	$18,403	$24,797
Call - JPY/USD (11/14)	93.00	11/07/14	CME	11	8,973	5,500

					27,376	30,297

Put - JPY/USD (10/14)	94.00	10/03/14	CME	12	4,989	42,150

Total Purchased Options					$32,365	$72,447

(f)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2013	1,109	-	$575,255
Call Options Written	14,033	30,600,000	6,221,184
Put Options Written	9,152	-	4,237,437
Call Options Exercised	(4,919)	-	(2,232,420)
Put Options Exercised	(1,057)	-	(479,151)
Call Options Expired	(5,505)	-	(2,015,734)
Put Options Expired	(5,597)	-	(2,465,185)
Call Options Closed	(2,263)	-	(1,269,645)
Put Options Closed	(2,035)	-	(1,049,113)

Outstanding, September 30, 2014	2,918	30,600,000	$1,522,628

(g)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.30	11/28/14	BOA	$30,600,000	$202,572	($921,779)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (11/14)	$118.25	10/24/14	CME	138	$27,583	($48,516)
Call - U.S. Treasury 10-Year Notes (11/14)	125.00	10/24/14	CME	619	265,879	(261,141)
Call - U.S. Treasury 10-Year Notes (11/14)	125.50	10/24/14	CME	122	50,619	(30,500)
Call - U.S. Treasury 10-Year Notes (11/14)	126.00	10/24/14	CME	92	43,560	(12,937)
Call - U.S. Treasury 10-Year Notes (11/14)	126.50	10/24/14	CME	115	49,048	(8,984)
Call - U.S. Treasury 30-Year Bonds (11/14)	139.00	10/24/14	CME	258	173,693	(173,344)
Call - U.S. Treasury 30-Year Bonds (11/14)	140.00	10/24/14	CME	69	32,745	(26,953)
Call - U.S. Treasury 30-Year Bonds (11/14)	141.00	10/24/14	CME	31	7,384	(7,266)
Call - U.S. Treasury 10-Year Notes (12/14)	127.00	11/21/14	CME	492	99,573	(84,562)
Call - U.S. Treasury 30-Year Bonds (12/14)	141.00	11/21/14	CME	92	99,623	(56,062)
Call - U.S. Treasury 30-Year Bonds (12/14)	142.00	11/21/14	CME	58	59,624	(24,469)
Call - U.S. Treasury 10-Year Notes (03/15)	125.50	02/20/15	CME	21	15,025	(15,094)

					924,356	(749,828)

Put - U.S. Treasury 5-Year Notes (11/14)	117.50	10/24/14	CME	172	53,183	(18,812)
Put - U.S. Treasury 5-Year Notes (11/14)	118.00	10/24/14	CME	138	34,051	(33,422)
Put - U.S. Treasury 10-Year Notes (11/14)	124.00	10/24/14	CME	57	28,752	(18,703)
Put - U.S. Treasury 10-Year Notes (11/14)	122.00	11/21/14	CME	183	56,593	(28,594)
Put - U.S. Treasury 10-Year Notes (12/14)	124.00	11/21/14	CME	137	74,477	(83,484)
Put - U.S. Treasury 30-Year Bonds (12/14)	136.00	11/21/14	CME	103	130,665	(93,344)
Put - U.S. Treasury 10-Year Notes (03/15)	121.50	02/20/15	CME	21	17,979	(15,422)

					395,700	(291,781)

					$1,320,056	($1,041,609)

Total Written Options					$1,522,628	($1,963,388)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(h)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 20 5Y Index	1.000%	06/20/19	CME	$27,720,000	$452,238	$410,901	$41,337
CDX HY 20 5Y Index	5.000%	06/20/19	CME	30,145,500	1,861,478	1,918,180	(56,702)

					$2,313,716	$2,329,081	($15,365)

Total Swap Agreements					$2,313,716	$2,329,081	($15,365)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,754,040	$7,754,040	$-	$-
	Corporate Bonds & Notes	1,109,138,662	-	1,107,739,991	1,398,671
	Senior Loan Notes	85,937,167	-	85,937,167	-
	Mortgage-Backed Securities	1,312,054,211	-	1,304,202,958	7,851,253
	Asset-Backed Securities	133,970,219	-	125,605,618	8,364,601
	U.S. Government Agency Issues	91,549,501	-	91,549,501	-
	U.S. Treasury Obligations	162,377,753	-	162,377,753	-
	Foreign Government Bonds & Notes	201,831,946	-	201,831,946	-
	Municipal Bonds	2,354,202	-	2,354,202	-
	Short-Term Investments	166,022,935	-	166,022,935	-
	Derivatives:
	Credit Contracts
	Swaps	2,313,716	-	2,313,716	-
	Foreign Currency Contracts
	Futures	1,116,588	1,116,588	-	-
	Forward Foreign Currency Contracts	8,854,989	-	8,854,989	-
	Purchased Options	47,650	47,650	-	-

	Total Foreign Currency Contracts	10,019,227	1,164,238	8,854,989	-

	Interest Rate Contracts
	Futures	1,564,316	1,564,316	-	-
	Purchased Options	24,797	24,797	-	-

	Total Interest Rate Contracts	1,589,113	1,589,113	-	-

	Total Assets - Derivatives	13,922,056	2,753,351	11,168,705	-

	Total Assets	3,286,912,692	10,507,391	3,258,790,776	17,614,525

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,695,577)	-	(1,695,577)	-
	Written Options	(921,779)	-	(921,779)	-

	Total Foreign Currency Contracts	(2,617,356)	-	(2,617,356)	-
	Interest Rate Contracts
	Futures	(1,696,314)	(1,696,314)	-	-
	Written Options	(1,041,609)	(1,041,609)	-	-

	Total Interest Rate Contracts	(2,737,923)	(2,737,923)	-	-

	Total Liabilities - Derivatives	(5,355,279)	(2,737,923)	(2,617,356)	-

	Total Liabilities	(5,355,279)	(2,737,923)	(2,617,356)	-

	Total	$3,281,557,413	$7,769,468	$3,256,173,420	$17,614,525

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.1%

Consumer Staples - 1.0%

Reynolds Group Issuer Inc 5.750% due 10/15/20	$2,000,000	$2,045,000
8.500% due 05/15/18	2,000,000	2,072,500

		4,117,500

Materials - 1.0%
Hexion US Finance Corp 6.625% due 04/15/20	4,000,000	4,040,000

Telecommunication Services - 1.1%
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,000,000	1,023,750
8.125% due 06/01/23	3,000,000	3,142,500

		4,166,250

Total Corporate Bonds & Notes (Cost $12,592,958)		12,323,750

SENIOR LOAN NOTES - 95.3%
Consumer Discretionary - 28.5%
24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,493,750	2,490,618
ABRA Inc (1st Lien) 4.750% due 09/17/21 §	500,000	498,438
Acosta Holdco Inc due 09/26/21 µ	1,000,000	1,002,488
Advantage Sales & Marketing Inc 4.250% due 07/23/21 §	16,129	15,872
(1st Lien) 4.250% due 07/23/21 §	967,742	952,319
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,221,303	1,222,830
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	997,494	979,068
(2nd Lien) 7.500% due 12/17/21 §	4,428,083	4,380,114
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 07/17/21 §	1,897,452	1,884,794
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/12/20 §	5,962,462	5,725,455
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	2,992,500	2,843,623
CEC Entertainment Concepts LP 4.250% due 02/14/21 §	5,596,875	5,442,961
Charter Communications Operating LLC Term G due 09/12/21 µ	250,000	249,554
4.250% due 09/12/21 §	1,000,000	998,214
Clear Channel Communications Inc Term D 6.904% due 01/30/19 §	5,490,424	5,251,936
ClubCorp Club Operations Inc due 07/24/20 µ	1,500,000	1,494,375
4.500% due 07/24/20 §	5,000,000	4,981,250
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,745,625	1,728,169
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,500,000	5,460,713

	Principal Amount	Value
Golden Nugget Inc 5.500% due 11/21/19 §	$595,500	$602,944
Term B 5.500% due 11/21/19 §	1,389,500	1,406,869
Great Wolf Resorts Inc Term B 4.250% due 08/06/20 §	2,962,500	2,946,763
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,743,421	1,719,137
Interactive Data Corp 4.750% due 05/02/21 §	2,743,125	2,731,124
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,491,139	3,364,585
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	692,906	684,765
Leonardo Acquisition Corp 4.250% due 01/31/21 §	4,726,250	4,667,172
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	3,723,432	3,676,889
Term B
due 10/16/19 µ	1,994,912	1,969,975
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	3,000,000	2,967,750
Midas Intermediate Holdco II LLC due 08/18/21 µ	50,633	50,530
Term B due 08/18/21 µ	449,367	447,893
National Vision Inc (1st Lien) 4.000% due 03/12/21 §	1,987,506	1,942,787
Nine West Holdings Inc 6.250% due 01/08/20 §	2,500,000	2,358,332
Term B 4.750% due 10/08/19 §	2,992,500	2,910,206
Oceania Cruises Inc Term B 5.250% due 07/02/20 §	2,227,542	2,233,111
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	1,492,500	1,246,238
Pilot Travel Centers LLC Term B due 10/01/21 µ	1,000,000	995,000
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	990,000	977,625
Red Finance Inc Term B due 09/24/21 µ	4,000,000	3,974,444
Scientific Games International Inc due 09/17/21 µ	500,000	490,313
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,500,000	2,466,782
Spin Holdco Inc Term B 4.250% due 11/14/19 §	4,957,547	4,887,055
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,480,000	2,484,263
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	5,471,281	5,385,792
Tribune Co 4.000% due 12/27/20 §	3,181,292	3,144,488
Tropicana Entertainment Inc 4.000% due 11/27/20 §	1,735,602	1,705,228

		112,040,851

Consumer Staples - 10.6%
Albertson’s Holdings LLC Term B3 4.000% due 08/25/19 §	1,000,000	993,750
Term B4 4.500% due 08/25/21 §	2,000,000	1,992,292
Albertson’s LLC Term B2 4.750% due 03/21/19 §	4,711,984	4,702,730
Arden Group Inc 5.250% due 02/14/20 §	1,741,250	1,741,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	$2,224,353	$2,222,035
(2nd Lien)
8.250% due 11/30/20 §	1,500,000	1,515,625
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,207,671	2,176,527
(2nd Lien)
8.500% due 03/26/20 §	2,800,000	2,829,750
New Albertson’s Inc 4.750% due 06/27/21 §	2,750,000	2,711,844
Performance Food Group Co (2nd Lien) 6.250% due 11/14/19 §	2,962,500	2,966,203
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,969,887	2,821,393
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	1,787,398	1,771,120
Rite Aid Corp (2nd Lien)
4.875% due 06/21/21 §	1,000,000	1,002,188
5.750% due 08/21/20 §	2,000,000	2,031,876
Smart & Final Stores LLC (1st Lien) 4.750% due 11/15/19 §	2,282,465	2,284,462
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	2,954,551	2,942,856
US Foods Inc 4.500% due 03/31/19 §	4,937,500	4,923,616

		41,629,517

Energy - 6.3%
American Energy-Marcellus LLC (1st Lien) 5.250% due 08/04/20 §	1,500,000	1,491,250
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,440,999	2,472,529
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	1,500,000	1,450,313
Expro FinServices SARL Term B due 09/02/21 µ	2,250,000	2,244,375
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	1,150,000	1,156,230
HGIM Corp Term B 5.500% due 06/18/20 §	3,217,500	3,174,266
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	458,696	459,269
Panda Liberty LLC Term B1 7.500% due 08/20/20 §	1,000,000	1,025,000
Panda Patriot LLC Term B1 6.750% due 12/19/20 §	500,000	512,500
Paragon Offshore Finance Co Term B 3.750% due 07/18/21 §	500,000	476,250
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	6,250,000	6,086,719
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	4,473,091	4,262,216

		24,810,917

Financials - 6.7%
AmWINS Group LLC 5.000% due 09/06/19 §	1,215,810	1,215,810
First Data Corp 3.655% due 03/23/18 §	750,000	736,719
Hub International Ltd Term B 4.250% due 10/02/20 §	4,213,825	4,136,134
Nuveen Investments Inc
4.157% due 05/15/17 §	4,000,000	3,994,168
(2nd Lien)
6.500% due 02/28/19 §	1,500,000	1,505,625
Realogy Corp Term B 3.750% due 03/05/20 §	2,955,169	2,914,535

	Principal Amount	Value
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	$3,298,000	$3,578,330
TransUnion LLC 4.000% due 04/09/21 §	3,482,500	3,436,068
USI Inc Term B 4.250% due 12/27/19 §	4,948,756	4,868,339

		26,385,728

Health Care - 3.4%
Catalent Pharma Solutions Inc Term B 4.500% due 05/20/21 §	2,743,125	2,739,452
Community Health Systems Inc Term D 4.250% due 01/27/21 §	1,488,750	1,486,238
Ortho-Clinical Diagnostics Inc Term B (Luxembourg) 4.750% due 06/30/21 §	2,007,469	1,988,336
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	4,989,821	4,905,617
Valeant Pharmaceuticals International Inc Series E Term B (Canada) 3.750% due 08/05/20 §	2,141,313	2,119,135

		13,238,778

Industrials - 24.9%
AlixPartners LLP (2nd Lien) 9.000% due 07/10/21 §	2,700,000	2,738,251
Term B2 4.000% due 07/10/20 §	3,240,625	3,200,117
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	2,475,000	2,457,984
(2nd Lien)
8.000% due 07/19/21 §	3,500,000	3,495,625
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	1,101,875	1,087,184
(2nd Lien)
8.000% due 08/13/21 §	1,633,562	1,615,865
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,432,500	4,288,444
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	2,992,500	2,975,045
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	4,500,000	4,429,665
Camp International Holding Co (1st Lien) 4.750% due 05/31/19 §	1,938,395	1,939,606
Capital Safety North America Holdings Inc (1st Lien) 3.750% due 03/29/21 §	1,641,250	1,601,758
(2nd Lien)
6.500% due 03/28/22 §	750,000	739,688
Ceridian LLC Term B1 4.152% due 05/09/17 §	948,214	946,436
CPI International Inc Term B 4.250% due 11/17/17 §	995,000	987,953
Crosby US Acquisition Corp (1st Lien) 3.750% due 11/23/20 §	3,968,756	3,810,006
(2nd Lien)
7.000% due 11/22/21 §	1,000,000	1,006,250
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	3,491,250	3,499,978
Gates Global Inc due 07/03/21 µ	2,000,000	1,969,286
Term B
4.250% due 07/05/21 §	5,000,000	4,923,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	$3,990,000	$3,950,100
(2nd Lien)
7.750% due 04/01/22 §	1,250,000	1,256,250
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.250% due 06/30/21 §	1,498,099	1,498,099
LM U.S. Corp Acquisition Inc 4.750% due 10/25/19 §	100,643	100,203
(1st Lien)
4.750% due 10/25/19 §	1,891,555	1,883,280
(2nd Lien)
8.500% due 10/15/20 §	3,500,000	3,504,375
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	2,250,000	2,297,812
McJunkin Red Man Corp 5.517% due 11/08/19 §	3,465,000	3,467,166
Neff Rental LLC (2nd Lien) 7.250% due 06/09/21 §	2,000,000	2,001,250
North American Lifting Holdings Inc (1st Lien) 5.500% due 11/27/20 §	2,978,622	2,993,515
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,852,508	3,791,511
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,707,443	5,626,586
Roofing Supply Group LLC 5.000% due 05/31/19 §	2,977,253	2,948,722
Silver II US Holdings LLC 4.000% due 12/13/19 §	5,850,152	5,756,918
SRS Distribution Inc (1st Lien) 4.750% due 09/02/19 §	987,500	989,043
Transdigm Inc Term C 3.750% due 02/28/20 §	5,189,670	5,113,039
Term D
3.750% due 06/04/21 §	997,500	983,428
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,985,000	1,971,353

		97,845,006

Information Technology - 4.0%
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	496,250	491,784
(2nd Lien)
7.500% due 01/23/22 §	3,000,000	3,000,624
BMC Software Finance Inc 5.000% due 09/10/20 §	2,873,333	2,831,541
CCC Information Services Inc 4.000% due 12/20/19 §	3,246,763	3,213,620
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	2,056,950	2,059,521
Infor US Inc Term B5 3.750% due 06/03/20 §	3,652,647	3,574,572
Kronos Worldwide Inc 4.750% due 02/18/20 §	497,500	497,500

		15,669,162

Materials - 9.7%
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	3,980,000	3,925,275
Berry Plastics Holding Corp Term E 3.750% due 01/06/21 §	1,492,500	1,461,407
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,239,375	4,249,973
CD&R Millennium Holdco 6 SARL (2nd Lien) 8.250% due 07/31/22 §	750,000	744,375

	Principal Amount	Value
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	$1,000,000	$991,667
(2nd Lien)
7.750% due 08/01/22 §	250,000	249,063
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	5,105,117	5,007,267
MacDermid Inc Tranche B due 06/07/20 µ	498,737	492,503
NewPage Corp 9.500% due 02/11/21 §	2,500,000	2,508,333
Nexeo Solutions LLC 5.000% due 09/08/17 §	836,644	830,369
Term B3
5.000% due 09/08/17 §	868,438	860,839
Pregis Corp 5.000% due 05/14/21 §	2,244,375	2,252,791
Printpack Holdings Inc 6.000% due 05/28/20 §	2,493,750	2,492,191
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,619,978	2,601,693
(2nd Lien) due 03/26/21 µ	2,000,000	2,018,750
7.000% due 03/26/21 §	1,000,000	1,009,375
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	1,000,000	983,438
Univar Inc Term B 5.000% due 06/30/17 §	5,099,775	5,056,213
Term B1 due 06/30/17 µ	498,707	494,447

		38,229,969

Utilities - 1.2%

Power Team Services LLC 4.250% due 05/06/20 §	163,629	160,356
(1st Lien)
4.250% due 05/06/20 §	3,072,222	3,018,459
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,462,500

		4,641,315

Total Senior Loan Notes (Cost $378,817,586)		374,491,243

SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $14,691,687; collateralized by U.S. Treasury Notes: 3.625% due 08/15/19 and value $14,988,319)	14,691,687	14,691,687

Total Short-Term Investment (Cost $14,691,687)		14,691,687

TOTAL INVESTMENTS - 102.1% (Cost $406,102,231)		401,506,680

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(8,365,867)

NET ASSETS - 100.0%		$393,140,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $16,089 or less than 0.1% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Depreciation
Advantage Sales & Marketing Inc	$16,089	$15,872	($217)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,323,750	$-	$12,323,750	$-
	Senior Loan Notes	374,491,243	-	373,245,005	1,246,238
	Short-Term Investment	14,691,687	-	14,691,687	-

	Total Assets	401,506,680	-	400,260,442	1,246,238

Liabilities	Unfunded Loan Commitment	(217)	-	(217)	-

	Total Liabilities	(217)	-	(217)	-

	Total	$401,506,463	$-	$400,260,225	$1,246,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Information Technology - 0.0%

IAP Worldwide Services Inc +	121	$121,584

Utilities - 0.0%

EME Reorganization Trust	202,312	27,838
NRG Energy Inc	665	20,269

		48,107

Total Common Stocks (Cost $201,421)		169,691

	Principal Amount
CORPORATE BONDS & NOTES - 5.3%
Consumer Discretionary - 1.2%
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	$200,000	207,000
AMC Networks Inc
4.750% due 12/15/22	60,000	59,550
7.750% due 07/15/21	70,000	76,650
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	30,000
Anna Merger Sub Inc 7.750% due 10/01/22 ~	210,000	211,575
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	104,250
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20	65,000	50,538
CCO Holdings LLC
5.250% due 09/30/22	200,000	196,500
6.500% due 04/30/21	1,000,000	1,046,250
Chrysler Group LLC 8.250% due 06/15/21	1,200,000	1,314,000
Claire’s Stores Inc 9.000% due 03/15/19 ~	170,000	174,250
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	240,813
Crown Media Holdings Inc 10.500% due 07/15/19	150,000	164,625
DISH DBS Corp 5.875% due 07/15/22	115,000	117,587
GLP Capital LP 4.875% due 11/01/20	155,000	158,827
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	145,000	149,622
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	198,875
Icahn Enterprises LP
3.500% due 03/15/17	65,000	64,513
6.000% due 08/01/20	60,000	61,950
iHeartCommunications Inc 11.250% due 03/01/21	60,000	64,125
L Brands Inc 5.625% due 02/15/22	195,000	204,262
Laureate Education Inc 9.500% due 09/01/19 ~	595,000	600,950
Levi Strauss & Co 6.875% due 05/01/22	90,000	94,500
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	195,000	216,450
MGM Resorts International
6.625% due 12/15/21	155,000	164,300
7.750% due 03/15/22	365,000	406,975

	Principal Amount	Value
MHGE Parent LLC 8.500% due 08/01/19 ~	$45,000	$42,694
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	88,000	89,980
Michaels Stores Inc 5.875% due 12/15/20 ~	75,000	74,812
National CineMedia LLC 6.000% due 04/15/22	60,000	60,900
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	55,000	55,825
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	65,000	68,737
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~ #	205,000	204,744
Numericable Group SA (France)
4.875% due 05/15/19 ~	300,000	297,375
6.000% due 05/15/22 ~	240,000	242,100
Party City Holdings Inc 8.875% due 08/01/20	160,000	173,600
Penn National Gaming Inc 5.875% due 11/01/21	55,000	50,875
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	85,800
Regal Entertainment Group 5.750% due 03/15/22	45,000	45,338
Sally Holdings LLC 5.750% due 06/01/22	25,000	25,625
Sirius XM Radio Inc
5.875% due 10/01/20 ~	30,000	30,450
6.000% due 07/15/24 ~	120,000	122,100
Starz LLC 5.000% due 09/15/19	85,000	86,275
Station Casinos LLC 7.500% due 03/01/21	245,000	256,637
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	270,000	288,225
Tempur Sealy International Inc 6.875% due 12/15/20	70,000	74,900
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	111,837
The Men’s Wearhouse Inc 7.000% due 07/01/22 ~	105,000	106,575
The ServiceMaster Co
7.000% due 08/15/20	36,000	37,620
8.000% due 02/15/20	104,000	110,500
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	130,000	142,025
VWR Funding Inc 7.250% due 09/15/17	120,000	125,400

		9,389,886

Consumer Staples - 0.2%

Constellation Brands Inc
4.250% due 05/01/23	170,000	166,387
6.000% due 05/01/22	70,000	76,650
Cott Beverages Inc 5.375% due 07/01/22 ~	110,000	106,700
Darling Ingredients Inc 5.375% due 01/15/22	55,000	55,756
Harbinger Group Inc 7.875% due 07/15/19	60,000	64,200
Pinnacle Operating Corp 9.000% due 11/15/20 ~	55,000	58,850
Post Holdings Inc
6.000% due 12/15/22 ~	50,000	46,000
6.750% due 12/01/21 ~	45,000	42,750
Reynolds Group Issuer Inc
7.875% due 08/15/19	150,000	159,750
9.875% due 08/15/19	245,000	264,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Spectrum Brands Inc
6.375% due 11/15/20	$65,000	$68,088
6.625% due 11/15/22	95,000	100,225
6.750% due 03/15/20	75,000	78,375
The Pantry Inc 8.375% due 08/01/20	215,000	225,750
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	35,438

		1,549,825

Energy - 0.7%
Alpha Natural Resources Inc 7.500% due 08/01/20 ~	25,000	22,438
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	40,000	36,800
7.375% due 11/01/21 ~	50,000	46,000
Antero Resources Finance Corp 5.375% due 11/01/21	115,000	114,856
Athlon Holdings LP 6.000% due 05/01/22 ~	50,000	53,750
Atlas Pipeline Partners LP 4.750% due 11/15/21	35,000	32,769
Berry Petroleum Co LLC 6.375% due 09/15/22	180,000	177,300
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	113,850
Bristow Group Inc 6.250% due 10/15/22	100,000	104,125
California Resources Corp
5.500% due 09/15/21 ~ #	80,000	81,300
6.000% due 11/15/24 ~ #	80,000	82,400
Chesapeake Energy Corp
3.484% due 04/15/19 §	90,000	90,225
6.125% due 02/15/21	120,000	131,100
7.250% due 12/15/18	120,000	137,400
Concho Resources Inc 5.500% due 04/01/23	220,000	229,900
CONSOL Energy Inc 5.875% due 04/15/22 ~	95,000	93,931
CVR Refining LLC 6.500% due 11/01/22	185,000	189,625
Denbury Resources Inc 5.500% due 05/01/22	40,000	39,750
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	140,000	144,900
Energy Transfer Equity LP 5.875% due 01/15/24	85,000	87,337
EP Energy LLC
6.875% due 05/01/19	155,000	162,362
9.375% due 05/01/20	140,000	153,300
Gulfport Energy Corp 7.750% due 11/01/20 ~	85,000	89,037
Kinder Morgan Inc 5.000% due 02/15/21 ~	130,000	136,175
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	84,400
9.500% due 02/15/19	500,000	533,750
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	132,275
Memorial Resource Development Corp 5.875% due 07/01/22 ~	35,000	34,300
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	199,025
Newfield Exploration Co 5.625% due 07/01/24	160,000	172,400
Oasis Petroleum Inc 6.875% due 03/15/22	115,000	121,900
Plains Exploration & Production Co 6.875% due 02/15/23	56,000	63,700

	Principal Amount	Value
Precision Drilling Corp (Canada) 6.500% due 12/15/21	$10,000	$10,350
Rice Energy Inc 6.250% due 05/01/22 ~	250,000	245,000
Rosetta Resources Inc
5.625% due 05/01/21	90,000	88,200
5.875% due 06/01/22	120,000	120,150
RSP Permian Inc 6.625% due 10/01/22 ~	45,000	45,338
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	115,000	118,737
5.625% due 04/15/23	110,000	111,650
5.625% due 04/15/23 ~	100,000	101,500
5.750% due 05/15/24 ~	195,000	198,656
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	134,550
Samson Investment Co 9.750% due 02/15/20	55,000	50,188
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	185,000	200,725
Seventy Seven Energy Inc 6.500% due 07/15/22 ~	55,000	54,313
SM Energy Co 6.500% due 01/01/23	85,000	88,825
Tesoro Corp 5.375% due 10/01/22	115,000	116,725
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	55,000	53,969
Ultra Petroleum Corp (Canada) 5.750% due 12/15/18 ~	25,000	25,250

		5,656,506

Financials - 0.5%
A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	88,400
Ally Financial Inc 8.000% due 12/31/18	500,000	568,750
CIT Group Inc 5.250% due 03/15/18	505,000	521,412
E*TRADE Financial Corp 6.375% due 11/15/19	60,000	63,300
First Data Corp
6.750% due 11/01/20 ~	169,000	179,562
7.375% due 06/15/19 ~	110,000	115,913
11.250% due 01/15/21	75,000	85,594
11.750% due 08/15/21	48,500	56,381
General Motors Financial Co Inc
3.250% due 05/15/18	20,000	20,250
4.750% due 08/15/17	845,000	891,475
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	73,688
Iron Mountain Inc REIT 6.000% due 08/15/23	130,000	133,900
Navient LLC
5.500% due 01/15/19	215,000	219,837
6.125% due 03/25/24	65,000	63,538
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	167,200
TransUnion Holding Co Inc
8.125% due 06/15/18	10,000	10,375
9.625% due 06/15/18	180,000	185,850
USI Inc 7.750% due 01/15/21 ~	15,000	15,000
Weyerhaeuser Real Estate Co
4.375% due 06/15/19 ~	75,000	73,594
5.875% due 06/15/24 ~	80,000	79,900

		3,613,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Health Care - 0.5%
Alere Inc 6.500% due 06/15/20	$60,000	$60,150
Amsurg Corp
5.625% due 11/30/20	50,000	50,750
5.625% due 07/15/22 ~	75,000	74,625
Biomet Inc 6.500% due 08/01/20	210,000	223,125
Capsugel SA (Luxembourg) 7.000% due 05/15/19 ~	35,000	34,978
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	150,000	157,125
7.125% due 07/15/20	160,000	169,600
ConvaTec Finance International SA (Luxembourg) 8.250% due 01/15/19 ~	200,000	203,625
HCA Holdings Inc 6.250% due 02/15/21	60,000	63,000
HCA Inc
6.500% due 02/15/20	25,000	27,344
7.500% due 02/15/22	835,000	941,462
Hologic Inc 6.250% due 08/01/20	305,000	314,912
IMS Health Inc 6.000% due 11/01/20 ~	100,000	102,750
INC Research LLC 11.500% due 07/15/19 ~	120,000	133,200
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	272,500
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	275,000	278,437
Physio-Control International Inc 9.875% due 01/15/19 ~	95,000	102,125
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	80,000	86,800
Teleflex Inc 5.250% due 06/15/24 ~	35,000	34,388
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,200
8.125% due 04/01/22	145,000	159,500
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	70,363
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	201,094
Valeant Pharmaceuticals International Inc (Canada) 7.500% due 07/15/21 ~	75,000	80,531
WellCare Health Plans Inc 5.750% due 11/15/20	130,000	132,925

		4,049,509

Industrials - 0.6%
ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	68,088
Alliant Techsystems Inc 5.250% due 10/01/21 ~	60,000	60,450
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	40,000	41,200
Builders FirstSource Inc 7.625% due 06/01/21 ~	25,000	25,500
CBC Ammo LLC 7.250% due 11/15/21 ~	105,000	105,394
Ceridian LLC 8.125% due 11/15/17 ~	75,000	75,281
Clean Harbors Inc 5.125% due 06/01/21	45,000	44,831
Covanta Holding Corp
5.875% due 03/01/24	65,000	65,325
6.375% due 10/01/22	95,000	100,700

	Principal Amount	Value
CSC Holdings LLC 5.250% due 06/01/24 ~	$50,000	$48,125
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	72,445
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	35,000	35,875
FTI Consulting Inc 6.000% due 11/15/22	325,000	330,687
GenCorp Inc 7.125% due 03/15/21	90,000	97,425
HD Supply Inc 7.500% due 07/15/20	185,000	192,862
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	736,100
Interline Brands Inc 10.000% due 11/15/18	300,000	314,250
Navistar International Corp 8.250% due 11/01/21	120,000	123,450
Nortek Inc
8.500% due 04/15/21	65,000	70,200
10.000% due 12/01/18	105,000	111,038
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	504,687
The Hertz Corp 6.250% due 10/15/22	180,000	183,150
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	51,750
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	50,000	50,500
TMS International Corp 7.625% due 10/15/21 ~	80,000	84,000
TransDigm Inc
6.000% due 07/15/22 ~	125,000	123,594
6.500% due 07/15/24 ~	100,000	99,750
7.500% due 07/15/21	20,000	21,450
United Rentals North America Inc
6.125% due 06/15/23	45,000	46,463
7.375% due 05/15/20	60,000	64,050
7.625% due 04/15/22	155,000	170,112
8.375% due 09/15/20	25,000	27,000
USG Corp 5.875% due 11/01/21 ~	25,000	25,625
Vander Intermediate Holding II Corp 9.750% due 02/01/19 ~	15,000	15,713
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	50,500
XPO Logistics Inc 7.875% due 09/01/19 ~	115,000	119,313

		4,356,883

Information Technology - 0.3%
Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	53,250
Alcatel-Lucent USA Inc
6.750% due 11/15/20 ~	200,000	204,500
8.875% due 01/01/20 ~	280,000	304,500
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,925
Audatex North America Inc 6.000% due 06/15/21 ~	70,000	72,100
CommScope Holding Co Inc 6.625% due 06/01/20 ~	75,000	77,625
Equinix Inc 7.000% due 07/15/21	1,000,000	1,075,000
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	115,000	114,425
Infor US Inc 9.375% PIK due 04/01/19	165,000	178,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Lender Processing Services Inc 5.750% due 04/15/23	$55,000	$57,750
NeuStar Inc 4.500% due 01/15/23	200,000	178,000
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	25,906
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	100,000	75,000
Zebra Technologies Corp 7.250% due 10/15/22	160,000	160,000

		2,633,800

Materials - 0.4%
AK Steel Corp 8.750% due 12/01/18	60,000	65,325
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	185,000	181,531
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	43,150
Ardagh Packaging Finance PLC (Ireland) 3.234% due 12/15/19 § ~	200,000	194,250
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	35,000	34,825
6.000% due 06/15/17 ~	45,000	44,438
Chemtura Corp 5.750% due 07/15/21	10,000	9,950
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	214,462
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	85,000	72,250
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	120,000	113,400
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	135,000	138,712
New Gold Inc (Canada)
6.250% due 11/15/22 ~	90,000	91,575
7.000% due 04/15/20 ~	45,000	48,094
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	170,981
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,115,000
Signode Industrial Group US Inc 6.375% due 05/01/22 ~	55,000	52,938
SunCoke Energy Partners LP 7.375% due 02/01/20 ~	50,000	52,750
Tronox Finance LLC 6.375% due 08/15/20	210,000	212,100
WR Grace & Co
5.125% due 10/01/21 ~	55,000	56,100
5.625% due 10/01/24 ~	20,000	20,625

		2,932,456

Telecommunication Services - 0.6%
Avaya Inc 9.000% due 04/01/19 ~	90,000	91,125
CenturyLink Inc 6.750% due 12/01/23	145,000	155,694
Frontier Communications Corp
6.250% due 09/15/21	80,000	79,650
6.875% due 01/15/25	80,000	79,200
7.625% due 04/15/24	15,000	15,638
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,078,125
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	275,000	281,531
8.125% due 06/01/23	210,000	219,975
SBA Communications Corp 5.625% due 10/01/19	75,000	76,500
SBA Telecommunications Inc 5.750% due 07/15/20	90,000	92,025

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$15,000	$16,444
Sprint Communications Inc
7.000% due 08/15/20	110,000	115,225
9.125% due 03/01/17	100,000	113,000
Sprint Corp
7.250% due 09/15/21 ~	80,000	83,500
7.875% due 09/15/23 ~	735,000	782,775
T-Mobile USA Inc
6.000% due 03/01/23	80,000	80,200
6.250% due 04/01/21	65,000	65,894
6.375% due 03/01/25	105,000	105,000
6.625% due 04/01/23	70,000	71,925
6.633% due 04/28/21	70,000	72,012
6.731% due 04/28/22	45,000	46,181
6.836% due 04/28/23	25,000	25,781
Windstream Corp
6.375% due 08/01/23	160,000	155,000
7.750% due 10/01/21	500,000	535,000

		4,437,400

Utilities - 0.3%
AES Corp 5.500% due 03/15/24	45,000	43,988
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	226,287
Calpine Corp
5.375% due 01/15/23	170,000	165,113
5.750% due 01/15/25	75,000	72,844
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,076,250
RJS Power Holdings LLC 5.125% due 07/15/19 ~	75,000	74,625
Wind Acquisition Finance SA (Luxembourg)
4.750% due 07/15/20 ~	200,000	193,250
7.375% due 04/23/21 ~	255,000	256,912

		2,109,269

Total Corporate Bonds & Notes (Cost $39,287,933)		40,729,453

SENIOR LOAN NOTES - 91.6%

Consumer Discretionary - 28.0%

99 Cents Only Stores 4.500% due 01/11/19 §	1,025,786	1,019,803
Acosta Holdco Inc 5.000% due 09/26/21 §	2,800,000	2,806,966
Advanstar Communications Inc (1st Lien) 5.500% due 04/29/19 §	615,625	617,036
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	488,521	489,132
Affinity Gaming LLC Term B 5.250% due 11/09/17 §	456,863	455,340
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 §	375,000	374,063
AMC Entertainment Inc 3.500% due 04/30/20 §	2,364,000	2,338,637
Answers Corp Term B 7.750% due 12/20/18 §	625,625	631,099
Aramark Corp 3.650% due 07/26/16 §	476,993	473,969
ARG IH Corp Term B 4.750% due 11/15/20 §	198,500	198,624
Ascend Learning LLC Term B 6.003% due 07/31/19 §	1,017,313	1,021,763
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	2,554,973	2,557,370

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	$825,000	$837,375
Term B1
5.000% due 05/24/19 §	6,792,927	6,768,160
AVSC Holding Corp (1st Lien) 4.500% due 01/24/21 §	348,250	345,965
Bally Technologies Inc Term B 4.250% due 11/25/20 §	783,068	781,110
Bass Pro Group LLC 3.750% due 11/20/19 §	1,905,360	1,884,719
Big Heart Pet Brands 3.500% due 03/08/20 §	2,264,837	2,189,815
Blue Buffalo Co Ltd Term B3 3.750% due 08/08/19 §	1,494,681	1,485,339
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	381,667	376,657
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	669,942	657,567
Burger King Corp Term B 3.750% due 09/28/19 §	2,161,171	2,158,740
Burlington Coat Factory Warehouse Corp Term Loan B3 4.250% due 07/17/21 §	425,000	422,165
Caesars Entertainment Operating Co Term B6 6.948% due 03/01/17 §	1,122,078	1,024,798
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	597,000	591,776
CBS Outdoor Americas Capital LLC Term B 3.000% due 01/31/21 §	500,000	493,594
CEC Entertainment Concepts LP 4.250% due 02/14/21 §	1,094,500	1,064,401
Centerplate Inc Term A 4.753% due 11/26/19 §	518,395	517,747
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,511,700	2,472,141
Charter Communications Operating LLC Term F 3.000% due 01/03/21 §	1,476,697	1,434,960
Chrysler Group LLC Term B
3.250% due 12/31/18 §	1,716,375	1,692,775
3.500% due 05/24/17 §	3,988,772	3,964,465
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	636,485	630,757
Clear Channel Communications Inc
Term B
3.804% due 01/29/16 §	9,302	9,234
Term D
6.904% due 01/30/19 §	1,102,586	1,054,693
Term E
7.654% due 07/30/19 §	354,610	347,518
ClubCorp Club Operations Inc due 07/24/20 µ	350,000	348,688
4.500% due 07/24/20 §	2,186,825	2,178,625
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	384,548	383,102
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	523,688	518,451
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,425,312	3,373,932
Dave & Buster’s Inc 4.500% due 07/25/20 §	150,000	149,438
David’s Bridal Inc Term B 5.000% due 10/11/19 §	716,584	697,326
Dunkin’ Brands Inc Term B4 3.250% due 02/07/21 §	1,979,784	1,928,522
Education Management LLC Term C3 9.250% due 03/29/18 §	2,585,430	1,486,622

	Principal Amount	Value
Entercom Radio LLC Term B 4.048% due 11/23/18 §	$524,000	$523,837
Entravision Communications Corp 3.500% due 05/29/20 §	553,917	545,377
Equinox Holdings Inc Term B 4.250% due 01/31/20 §	1,902,673	1,884,835
Evergreen Acquisition 1 LP 5.000% due 07/09/19 §	759,534	751,939
Extreme Reach Inc (1st Lien) 6.750% due 02/10/20 §	606,250	613,070
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,175,000	3,152,321
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	465,938	465,254
Flint Group GmbH Term C due 09/07/21 µ	134,767	133,925
Flint Group US LLC Term B2 (1st Lien) due 09/07/21 µ	815,233	807,080
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	569,250	560,000
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,751,404	5,659,744
Getty Images Inc Term B 4.750% due 10/18/19 §	4,756,273	4,362,692
Go Daddy Operating Co LLC Term B 4.750% due 05/13/21 §	2,740,415	2,707,017
Golden Nugget Inc
5.500% due 11/21/19 §	111,656	113,052
Term B
5.500% due 11/21/19 §	260,531	263,788
Gray Television Inc Term B 3.750% due 06/10/21 §	249,375	247,941
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	891,000	891,445
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	5,324,648	5,250,481
Hudsons Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	2,936,875	2,942,993
Information Resources Inc Term B 4.750% due 09/30/20 §	965,250	966,054
Interactive Data Corp 4.750% due 05/02/21 §	1,296,750	1,291,077
ION Media Networks Inc 5.000% due 12/18/20 §	1,240,625	1,243,323
J Crew Group Inc Term B 4.000% due 03/05/21 §	2,369,063	2,254,312
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,514,182	2,423,043
Kasima LLC Term B 3.250% due 05/17/21 §	752,206	745,154
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	877,681	867,369
Landry’s Inc Term B 4.000% due 04/24/18 §	1,922,365	1,909,750
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	945,597	942,838
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,409,235	3,281,389
Libbey Glass Inc Term B 3.750% due 04/09/21 §	324,188	322,161
LIN Television Corp Term B 4.000% due 12/21/18 §	691,657	693,386
Live Nation Entertainment Inc Term B1 3.500% due 08/17/20 §	2,025,033	2,004,343
MCC Iowa LLC
Term H
3.250% due 01/29/21 §	790,000	771,238
Term J
3.750% due 06/30/21 §	773,063	761,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Media General Inc Term B 4.250% due 07/31/20 §	$816,279	$809,647
Mediacom Illinois LLC
Term E
3.120% due 10/23/17 §	4,024,392	3,973,435
Term G
3.750% due 06/30/21 §	425,000	417,828
MGM Resorts International Term B 3.500% due 12/20/19 §	1,992,333	1,961,202
MH Sub I LLC (1st Lien) 5.000% due 07/08/21 §	652,287	649,637
Michaels Stores Inc
Term B
3.750% due 01/28/20 §	2,058,938	2,021,619
Term B2
4.000% due 01/28/20 §	850,000	840,863
Midcontinent Communications Term B 3.504% due 07/30/20 §	1,481,231	1,479,379
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	751,284	740,485
Nelson Education Ltd (Canada) 4.750% due 07/07/15 § Y	2,141,517	1,766,751
New Red Finance Inc Term B due 04/01/22 µ	5,500,000	5,464,860
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	851,968	839,721
Nord Anglia Education Ltd (United Kingdom) 4.500% due 03/31/21 §	1,695,750	1,678,792
NPC International Inc Term B 4.000% due 12/28/18 §	828,750	803,888
Numericable U.S. LLC
Term B1
4.500% due 05/21/20 §	991,885	985,065
Term B2
4.500% due 05/21/20 §	858,115	852,216
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	480,865	479,723
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	1,449,913	1,419,102
Party City Holdings Inc 4.000% due 07/27/19 §	1,572,120	1,543,485
Penton Media Inc (1st Lien) 5.500% due 10/03/19 §	470,250	474,169
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,116,513	2,101,962
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	423,938	415,459
Pilot Travel Centers LLC
Term B
3.750% due 03/30/18 §	2,237,062	2,239,858
Term B2
4.250% due 08/07/19 §	759,500	759,817
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	584,772	579,290
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	371,250	366,609
ProQuest LLC Term B due 10/24/21 µ	575,000	575,180
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,091,250	1,095,342
Renaissance Learning Inc (1st Lien) due 04/09/21 µ	2,562,125	2,515,686
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	422,875	420,761
Rentpath Inc Term B 6.250% due 05/29/20 §	814,688	819,250
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,021,317	1,996,051

	Principal Amount	Value
Sabre Inc Term B 4.000% due 02/19/19 §	$1,350,938	$1,334,389
Scientific Games International Inc due 10/01/21 µ	725,000	710,953
Term B
4.250% due 10/18/20 §	2,903,063	2,895,352
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,092,160	1,982,322
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	222,188	218,207
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	1,723,148	1,712,857
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,050,000	2,022,762
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	689,514	678,998
Six Flags Theme Parks Inc Term B 3.501% due 12/20/18 §	1,513,137	1,511,246
Sonifi Solutions Inc 6.750% due 03/31/18 § +	618,404	216,441
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,312,891	1,294,223
Springer Science & Business Media Deutschland GmbH Term B3 (Germany) 4.750% due 08/16/21 §	2,881,004	2,837,789
SRAM LLC Term B 4.018% due 04/10/20 §	1,979,116	1,946,543
Standard Aero Ltd Term B2 (Canada) 5.000% due 11/02/18 §	336,062	337,238
STS Operating Inc 4.750% due 02/19/21 §	248,750	249,022
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	627,993	631,322
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,433,703	1,419,366
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	5,770,000	5,779,919
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	1,150,000	1,146,392
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,424,168	3,370,665
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	515,813	514,201
TI Group Automotive Systems LLC Term B 4.250% due 07/02/21 §	723,188	713,244
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	864,106	856,005
Town Sports International Inc Term B 4.500% due 11/16/20 §	992,500	863,475
Travelport Finance SARL Term B (Luxembourg) 6.000% due 09/02/21 §	1,000,000	999,531
Tropicana Entertainment Inc 4.000% due 11/27/20 §	297,000	291,803
TWCC Holding Corp
(2nd Lien)
7.000% due 06/26/20 §	575,000	565,896
Term B
3.500% due 02/13/17 §	2,951,107	2,910,069
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,367,010	4,290,133
US Finco LLC (1st Lien) 4.000% due 05/29/20 §	370,313	365,452
Veyance Technologies Inc (1st Lien) 5.250% due 09/08/17 §	2,131,617	2,126,288
Virgin Media Bristol LLC Term B 3.500% due 06/07/20 §	3,290,000	3,207,457
Visteon Corp 3.500% due 04/09/21 §	847,875	836,217

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
VWR Funding Inc 3.404% due 04/03/17 §	$3,423,802	$3,379,576
WASH Multifamily Laundry Systems LLC 4.500% due 02/21/19 §	369,375	368,913
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,787,100	3,692,051
WMG Acquisition Corp 3.750% due 07/01/20 §	2,880,950	2,785,518
WNA Holdings Inc (1st Lien) 4.500% due 06/07/20 §	665,377	659,556
Zuffa LLC Term B 3.750% due 02/25/20 §	1,492,410	1,474,998

		215,891,943

Consumer Staples - 6.5%
AdvancePierre Foods Inc 5.750% due 07/10/17 §	2,917,030	2,919,947
Albertson’s Holdings LLC
Term B3
4.000% due 08/25/19 §	1,875,000	1,863,281
Term B4
4.500% due 08/25/21 §	750,000	747,110
Albertson’s LLC Term B2 4.750% due 03/21/19 §	1,090,521	1,088,379
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	1,826,873	1,824,969
Charger OpCo BV Term B due 07/23/21 µ	1,850,000	1,808,375
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.753% due 06/24/19 §	444,375	445,116
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	370,289	364,735
CSM Bakery Supplies LLC (1st Lien) 5.000% due 07/03/20 §	816,750	808,838
Darling International Inc Term B 3.250% due 01/06/21 §	572,125	567,648
Del Monte Foods Inc due 02/18/21 µ	500,000	468,334
(1st Lien)
4.256% due 02/18/21 §	572,125	535,891
Diamond Foods Inc 4.250% due 08/20/18 §	149,250	147,758
H.J. Heinz Co Term B2 3.500% due 06/05/20 §	8,033,313	7,948,963
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,194,000	1,191,761
JBS USA Holdings Inc
3.750% due 05/25/18 §	3,525,078	3,509,568
3.750% due 09/18/20 §	1,262,250	1,249,627
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,263,443
New Albertson’s Inc 4.750% due 06/27/21 §	900,000	887,512
Pinnacle Foods Finance LLC Term H 3.250% due 04/29/20 §	544,500	534,574
Polarpak Inc (1st Lien) (Canada) 4.500% due 06/05/20 §	585,309	580,188
Post Holdings Inc 3.750% due 06/02/21 §	498,750	494,420
Revlon Consumer Products Corp 4.000% due 10/08/19 §	942,875	932,121
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	4,181,745	4,143,662
Rite Aid Corp
(2nd Lien)
5.750% due 08/21/20 §	525,000	533,367
Term 7
3.500% due 02/21/20 §	3,358,946	3,320,459

	Principal Amount	Value
Spectrum Brands Inc Term C 3.500% due 09/04/19 §	$841,500	$835,609
Supervalu Inc Term B 4.500% due 03/21/19 §	2,966,687	2,919,920
The Pantry Inc Term B 4.750% due 08/02/19 §	490,000	491,633
The Sun Products Corp 5.500% due 03/23/20 §	2,370,869	2,244,423
US Foods Inc 4.500% due 03/31/19 §	2,641,563	2,634,134

		50,305,765

Energy - 4.5%
Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	640,250	576,225
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,330,361	2,136,358
Bronco Midstream Funding LLC Term B 5.000% due 08/17/20 §	1,304,328	1,305,958
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	825,000	827,407
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,262,727	1,279,037
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	900,000	870,187
Energy Transfer Equity LP 3.250% due 12/02/19 §	1,325,000	1,296,291
Fieldwood Energy LLC
(1st Lien)
3.875% due 09/28/18 §	2,831,955	2,804,225
(2nd Lien)
8.375% due 09/30/20 §	550,000	552,979
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,883,012	5,856,750
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	1,014,932	1,016,200
Paragon Offshore Finance Co Term B 3.750% due 07/18/21 §	725,000	690,563
Patriot Coal Corp 9.000% due 12/15/18 §	1,726,577	1,697,981
Ruby Western Pipeline Holdings LLC Term B 3.500% due 03/27/20 §	452,936	449,822
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	950,000	925,181
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	3,078,678	2,933,540
Seventy Seven Operating LLC Term B 3.750% due 06/25/21 §	448,875	446,070
Sheridan Investment Partners II LP
Term A
4.250% due 12/16/20 §	78,249	77,124
Term B
4.250% due 12/16/20 §	562,506	554,420
Term M
4.250% due 12/16/20 §	29,182	28,763
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	2,255,562	2,223,138
Term B2 I-A
4.250% due 09/25/19 §	298,880	294,584
Term B2 I-M
4.250% due 09/25/19 §	182,558	179,934
Tallgrass Operations LLC Term B 4.250% due 11/13/18 §	1,749,171	1,745,891
Tervita Corp (Canada) 6.250% due 05/15/18 §	3,891,062	3,880,988

		34,649,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Financials - 7.0%
Alliant Holdings I Inc Term B 4.250% due 12/20/19 §	$2,210,801	$2,207,557
Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	1,925,115	1,833,672
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	2,325,000	2,298,844
American Beacon Advisors Inc Term B 4.750% due 11/22/19 §	357,869	356,974
American Capital Ltd 3.500% due 08/22/17 §	705,375	701,848
AmWINS Group LLC 5.000% due 09/06/19 §	1,303,503	1,303,503
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	531,572	529,020
CGSC of Delaware Holding Corp (1st Lien) 5.000% due 04/16/20 §	543,125	502,391
Citco Funding LLC 4.250% due 06/29/18 §	2,546,784	2,524,500
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	614,109	605,082
CNO Financial Group Inc Term B2 3.750% due 09/20/18 §	1,106,638	1,098,670
Corporate Capital Trust Inc Term B 4.000% due 05/15/19 §	845,750	848,033
Crown Castle Operating Co Term B2 3.000% due 01/31/21 §	1,335,401	1,319,628
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	933,868	919,859
First Data Corp 3.655% due 03/23/18 §	3,759,332	3,692,762
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	967,688	956,801
Guggenheim Partners LLC 4.253% due 07/22/20 §	1,092,179	1,089,222
Hamilton Lane Advisors LLC 4.000% due 02/28/18 §	674,659	676,346
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,843,120	1,815,473
Home Loan Servicing Solutions Ltd Term B (Cayman) 4.500% due 06/19/20 §	864,063	850,561
Hub International Ltd Term B 4.250% due 10/02/20 §	2,252,307	2,210,781
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.250% due 06/10/21 §	1,172,063	1,159,609
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,814,884	2,786,735
MCS AMS Sub-Holdings LLC Term B 7.000% due 10/15/19 §	457,188	438,900
Medley LLC 6.500% due 05/15/19 §	475,000	472,625
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	710,429	706,432
Nuveen Investments Inc 4.157% due 05/15/17 §	5,425,000	5,417,090
NXT Capital Inc Term B 6.250% due 09/04/18 §	693,497	696,965
Ocwen Financial Corp 5.000% due 02/15/18 §	1,403,625	1,382,395
PGX Holdings Inc Term B due 09/18/20 µ	475,000	473,219
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	839,375	846,720

	Principal Amount	Value
RE/MAX International Inc Term B 4.000% due 07/31/20 §	$1,663,605	$1,654,247
RHP Hotel Properties LP Term B 3.750% due 01/15/21 §	573,563	572,846
Shield Finance Co SARL (Luxembourg) 5.000% due 01/29/21 §	572,125	572,602
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	569,221	561,750
TransUnion LLC 4.000% due 04/09/21 §	3,407,875	3,362,438
USI Inc Term B 4.250% due 12/27/19 §	2,656,672	2,613,501
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	521,063	524,319
Walter Investment Management Corp 4.750% due 12/11/20 §	1,515,398	1,461,097

		54,039,017

Health Care - 13.5%

Akorn Inc Term B 4.500% due 04/16/21 §	875,000	873,896
Alere Inc Term B 4.250% due 06/30/17 §	3,439,632	3,419,926
Alkermes Inc 3.500% due 09/18/19 §	417,544	412,672
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	987,504	985,035
Amneal Pharmaceuticals LLC 4.755% due 11/01/19 §	446,625	446,904
Amsurg Corp Term B (1st Lien) 3.754% due 07/16/21 §	523,688	519,269
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,667,200	1,675,016
ATI Holdings Inc 5.000% due 12/20/19 §	491,250	494,525
Auxilium Pharmaceuticals Inc Term B 6.250% due 04/26/17 §	440,516	442,718
Biomet Inc Term B2 3.655% due 07/25/17 §	6,483,864	6,450,433
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	666,978
CHG Buyer Corp 4.250% due 11/19/19 §	1,976,587	1,968,866
Community Health Systems Inc
Term D
4.250% due 01/27/21 §	5,520,096	5,510,783
Term E
3.485% due 01/25/17 §	1,317,016	1,312,168
Convatec Inc 4.000% due 12/22/16 §	1,298,050	1,293,994
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	850,000	841,500
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,743,125	2,716,766
DJO Finance LLC 4.250% due 09/15/17 §	4,614,009	4,588,056
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.250% due 02/28/21 §	323,375	320,849
Envision Healthcare Corp 4.000% due 05/25/18 §	1,964,412	1,948,697
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	1,116,563	1,120,052
Grifols Worldwide Operations USA Inc Term B 3.154% due 02/27/21 §	3,855,625	3,793,507
HCA Inc Term B4 2.983% due 05/01/18 §	5,224,332	5,171,545
Hologic Inc Term B 3.250% due 08/01/19 §	1,193,622	1,182,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	$2,051,276	$2,047,430
Ikaria Inc (1st Lien) 5.000% due 02/12/21 §	635,391	634,498
IMS Health Inc 3.500% due 03/17/21 §	4,404,892	4,320,463
inVentiv Health Inc
Term B3
7.752% due 05/15/18 §	888,401	886,735
Term B4
7.750% due 05/15/18 §	1,314,486	1,309,008
JLL/Delta Dutch Newco BV (Netherlands) 4.250% due 03/11/21 §	723,188	710,015
Kindred Healthcare Inc 4.000% due 04/09/21 §	3,192,000	3,142,125
Kinetic Concepts Inc Term E1 4.000% due 05/04/18 §	4,475,426	4,426,943
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,018,154
Mallinckrodt International Finance SA (Luxembourg)
Term B
3.500% due 03/19/21 §	1,243,750	1,226,842
Term B1
3.500% due 03/19/21 §	950,000	937,334
MedAssets Inc Term B 4.000% due 12/13/19 §	419,417	418,627
Millennium Laboratories Inc Term B 5.250% due 04/16/21 §	1,695,750	1,695,736
MMM Holdings Inc 9.750% due 12/12/17 §	659,558	663,680
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	479,511	477,114
National Mentor Holdings Inc Term B 4.750% due 01/31/21 §	447,750	446,164
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,136,949	2,137,840
Ortho-Clinical Diagnostics Inc Term B (Luxembourg) 4.750% due 06/30/21 §	2,768,063	2,741,680
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,622,750	3,561,616
Pharmaceutical Product Development LLC Term B 4.000% due 12/05/18 §	2,480,813	2,463,241
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	1,014,750	1,007,932
Prestige Brands Inc
4.125% due 01/31/19 §	258,523	257,796
Term B2
4.500% due 09/03/21 §	550,000	550,206
Quintiles Transnational Corp Term B3 3.750% due 06/08/18 §	4,052,574	4,001,917
Radnet Management Inc Term B 4.250% due 10/10/18 §	2,000,760	1,992,007
Regionalcare Hospital Partners Inc (1st Lien) 6.000% due 04/19/19 §	349,125	349,780
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	487,243	486,228
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	553,438	553,240
Select Medical Corp
Series D Term B
2.991% due 12/20/16 §	200,000	197,875
Series E Term B
3.750% due 06/01/18 §	1,000,000	991,225
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	994,962	991,231

	Principal Amount	Value
TriZetto Corp Term B 4.750% due 05/02/18 §	$789,582	$790,569
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,886,621	1,853,605
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.750% due 12/11/19 §	1,961,425	1,942,511
Series D2 Term B
3.750% due 02/13/19 §	1,890,014	1,872,295
Series E Term B
3.750% due 08/05/20 §	3,184,786	3,151,802

		104,412,051

Industrials - 10.8%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,386,000	1,363,824
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,210,625	2,160,426
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	519,750	516,177
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	352,119	349,038
Allison Transmission Inc Term B3 3.750% due 08/23/19 §	1,934,501	1,918,179
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,184,757	1,184,757
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,797,512	2,706,593
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	519,374	514,396
BakerCorp International Inc 4.250% due 02/14/20 §	1,520,622	1,483,556
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,557,900
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,343,841	1,344,261
Ceridian LLC
Term B1
4.152% due 05/09/17 §	462,254	461,388
Term B2
4.500% due 09/15/20 §	482,173	477,352
ClientLogic Corp 6.984% due 01/30/17 §	2,102,207	2,106,586
CPG International Inc 4.750% due 09/30/20 §	1,489,975	1,486,250
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	542,213	545,263
Custom Sensors & Technologies Inc (1st Lien) due 09/30/21 µ	300,000	298,625
DAE Aviation Holdings Inc Term B1 5.000% due 11/02/18 §	741,313	743,908
Delachaux SA due 09/25/21 µ	475,000	477,375
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	1,981,562
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	972,563	974,994
Ducommun Inc 4.750% due 06/28/17 §	405,724	405,724
Electrical Components International Inc Term B 5.750% due 05/28/21 §	324,188	326,416
Emerald Expositions Holding Inc Term B 4.750% due 06/17/20 §	830,597	831,116
EnergySolutions LLC 6.750% due 05/29/20 §	748,125	757,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Filtration Group Corp (1st Lien) 4.500% due 11/21/20 §	$223,313	$223,592
Floatel International Ltd Term B (Bermuda) 6.000% due 06/27/20 §	945,250	928,708
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,499,196
Garda World Security Corp (Canada)
4.000% due 11/06/20 §	293,662	289,991
Term B
4.000% due 11/06/20 §	1,147,951	1,133,601
Gardner Denver Inc 4.250% due 07/30/20 §	1,460,250	1,433,692
Gates Global Inc Term B 4.250% due 07/05/21 §	1,300,000	1,280,036
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	1,317,167	1,296,981
Grede Holdings LLC Term B 4.750% due 06/02/21 §	750,000	748,594
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/30/21 §	2,365,970	2,365,970
IG Investment Holdings LLC (1st Lien) 5.250% due 10/31/19 §	1,602,758	1,603,759
INA Beteiligungsgesellschaft mbH Term E (Germany) 3.750% due 05/15/20 §	1,025,000	1,017,129
JFB Firth Rixson Inc 4.250% due 06/30/17 §	368,438	368,361
JMC Steel Group Inc 4.750% due 04/03/17 §	1,330,578	1,324,524
KAR Auction Services Inc Term B2 3.500% due 03/11/21 §	2,444,848	2,412,251
Merrill Communications LLC (1st Lien) 5.750% due 03/08/18 §	718,104	726,182
Metaldyne LLC 4.250% due 12/18/18 §	1,753,571	1,747,360
Milacron LLC 4.000% due 03/30/20 §	567,648	564,809
Monitronics International Inc Term B 4.250% due 03/23/18 §	271,545	269,000
NN Inc Term Loan B 6.000% due 08/13/21 §	575,000	576,797
Paladin Brands Holding Inc Term B 6.750% due 08/16/19 §	546,810	547,152
Pelican Products Inc 5.250% due 04/10/20 §	466,686	468,630
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,980,000	3,916,985
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,686,382	5,605,823
Sensata Technologies BV (Netherlands) 3.250% due 05/12/19 §	230,526	229,538
Sensus USA Inc (1st Lien) 4.500% due 05/09/17 §	1,151,720	1,125,806
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,144,697	2,110,517
Southwire Co 3.250% due 02/10/21 §	323,375	319,939
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	1,268,625	1,248,803
Swift Transportation Co LLC Term B 3.750% due 06/09/21 §	1,019,875	1,018,282
Tank Holding Corp 4.250% due 07/09/19 §	915,465	910,544

	Principal Amount	Value
The Hertz Corp
Term B
3.750% due 03/12/18 §	$2,038,688	$2,006,409
Term B2
3.000% due 03/11/18 §	595,433	579,058
The Manitowoc Co Inc Term B 3.250% due 01/03/21 §	248,750	247,581
Transdigm Inc
Term C
3.750% due 02/28/20 §	3,350,917	3,301,437
Term D
3.750% due 06/04/21 §	1,620,938	1,598,071
U.S. Security Holdings Inc 6.000% due 07/28/17 §	922,281	921,128
Virtuoso US LLC 4.750% due 02/11/21 §	348,250	345,928
Waupaca Foundry Inc 4.000% due 06/29/17 §	1,466,880	1,466,268
West Corp Term B10 3.250% due 06/30/18 §	3,126,257	3,065,686
WireCo WorldGroup Inc 6.000% due 02/15/17 §	728,041	731,226
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	322,563	320,345

		82,869,299

Information Technology - 10.3%
Activision Blizzard Inc Term B 3.250% due 10/12/20 §	2,351,813	2,349,527
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	694,750	688,497
Arris Group Inc Term B 3.250% due 04/17/20 §	807,479	796,881
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	2,062,631	2,070,207
Avago Technologies Cayman Ltd Term B (Cayman) 3.750% due 05/06/21 §	4,962,563	4,924,013
CCC Information Services Inc 4.000% due 12/20/19 §	491,619	486,601
Cinedigm Digital Funding I LLC 3.750% due 02/28/18 §	547,428	548,113
CommScope Inc Term B4 3.250% due 01/26/18 §	940,500	934,418
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	477,016	462,706
Dealertrack Technologies Inc Term B 3.500% due 02/28/21 §	380,609	376,917
Dell Inc
Term B
4.500% due 04/29/20 §	6,725,431	6,685,079
Term C
3.750% due 10/29/18 §	751,266	743,108
Eagle Parent Inc 4.000% due 05/16/18 §	2,196,599	2,174,084
EIG Investors Corp 5.000% due 11/09/19 §	2,630,987	2,619,477
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,711,554	1,694,439
Entegris Inc Term B 3.500% due 04/30/21 §	377,261	372,859
Evergreen Skills Luxembourg SARL
(1st Lien) (Luxembourg)
due 04/28/21 µ	625,000	617,708
5.750% due 04/28/21 §	1,225,000	1,210,708
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	661,163	661,989
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,385,231	2,388,212
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,808,782	1,783,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Genpact International Inc Term B 3.500% due 08/30/19 §	$1,842,305	$1,830,790
GXS Group Inc Term B 3.250% due 01/16/21 §	769,188	762,217
Hyland Software Inc Term B 4.750% due 02/19/21 §	568,145	567,879
IAP Worldwide Services Inc (2nd Lien) (Luxembourg) 8.000% due 07/18/19 § +	937,845	750,276
IAP Global Services LLC (1st Lien) due 07/18/18 µ	679,483	679,483
Infor US Inc
Term B3
3.750% due 06/03/20 §	361,815	354,986
Term B5
3.750% due 06/03/20 §	4,632,033	4,533,023
Kronos Inc 4.500% due 10/30/19 §	2,611,838	2,600,754
Kronos Worldwide Inc 4.750% due 02/18/20 §	2,238,750	2,238,750
M/A-COM Technology Solutions Holdings Inc
4.500% due 05/07/21 §	423,938	427,912
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,740,511	1,744,319
Microsemi Corp Term B1 3.250% due 02/19/20 §	1,671,598	1,654,185
MoneyGram International Inc Term B 4.250% due 03/27/20 §	964,097	948,732
NXP BV Term D (Netherlands) 3.250% due 01/11/20 §	1,534,500	1,510,204
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	1,833,243	1,833,243
Orbotech Inc Term B 5.000% due 08/06/20 §	375,000	374,062
Rocket Software Inc 5.750% due 02/08/18 §	551,044	552,307
RP Crown Parent LLC 6.000% due 12/21/18 §	4,130,809	4,030,120
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	526,346	533,583
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	462,500	459,031
Sophia LP Term B 4.000% due 07/19/18 §	959,605	947,850
Spansion LLC 3.750% due 12/19/19 §	2,671,578	2,632,618
SS&C Technologies Holdings Europe SARL Term B2 (Luxembourg) 3.250% due 06/07/19 §	75,678	75,417
SS&C Technologies Inc Term B1 3.250% due 06/07/19 §	731,550	729,035
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/22/19 §	748,125	747,657
SunGard Data Systems Inc
Term C
3.906% due 02/28/17 §	1,473,580	1,469,577
Term E
4.000% due 03/08/20 §	3,674,177	3,636,840
Sybil Software LLC 4.750% due 03/20/20 §	755,625	755,940
Transfirst Holdings Inc Term B2 4.250% due 12/27/17 §	1,790,241	1,783,248
Vantiv LLC Term B 3.750% due 06/13/21 §	773,063	770,357
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,161,238	1,153,980

	Principal Amount	Value
Wall Street Systems Delaware Inc Term B 4.500% due 04/30/21 §	$1,240,370	$1,233,650
Websense Inc Term B 4.500% due 06/25/20 §	666,881	666,603

		79,577,706

Materials - 6.3%
Allnex (Luxembourg) & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,291,288	1,287,252
Allnex USA Inc Term B2 4.500% due 10/03/19 §	669,987	667,893
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	2,166,530	2,125,095
AZ Chem US Inc (1st Lien) 4.500% due 06/12/21 §	598,459	598,609
Berry Plastics Holding Corp
Term D
3.500% due 02/08/20 §	3,479,568	3,398,453
Term E
3.750% due 01/06/21 §	547,250	535,849
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	425,000	421,458
Essar Steel Algoma Inc (Canada) 12.250% due 11/15/14 § Y	1,154,438	1,158,587
Fairmount Minerals Ltd
Term B1
3.750% due 03/15/17 §	321,750	322,152
Term B2
4.500% due 09/05/19 §	1,584,000	1,584,594
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,688,242	4,598,382
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	375,000	374,844
Huntsman International LLC Term B 3.750% due 08/12/21 §	1,600,000	1,588,000
Ineos US Finance LLC 3.750% due 05/04/18 §	6,020,548	5,909,071
MacDermid Inc Tranche B
due 06/07/20 µ	475,000	469,063
(1st Lien)
4.000% due 06/07/20 §	1,612,150	1,591,998
Minerals Technology Inc Term B 4.000% due 05/09/21 §	1,565,231	1,563,030
Momentive Performance Materials USA Inc Term B 4.000% due 04/15/15 §	200,000	200,248
Multi Packaging Solutions Inc Term B 4.250% due 09/30/20 §	273,625	271,060
Murray Energy Corp (1st Lien) 5.250% due 12/05/19 §	1,069,625	1,069,090
Neenah Foundry Co 6.750% due 04/26/17 §	443,821	442,225
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,267,500	1,237,925
Novelis Inc 3.750% due 03/10/17 §	2,985,565	2,962,427
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	649,688	648,063
Orion Engineered Carbons GmbH (Germany) 5.000% due 07/25/21 §	475,000	476,187
OXEA Finance LLC Term B2 4.250% due 01/15/20 §	545,875	537,005
PQ Corp 4.000% due 08/07/17 §	1,326,375	1,314,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	$737,683	$732,535
Signode Industrial Group US Inc Term B 4.000% due 05/01/21 §	1,013,704	1,004,200
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	250,000	245,859
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	611,008	611,772
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	913,438	907,135
TricorBraun Inc Term B 4.000% due 05/03/18 §	760,833	756,078
Tronox Pigments BV (Netherlands) 4.000% due 03/19/20 §	2,242,791	2,230,021
Unifrax Corp 4.250% due 11/28/18 §	431,747	430,758
Univar Inc Term B 5.000% due 06/30/17 §	2,702,869	2,679,781
Walter Energy Inc Term B 7.250% due 04/02/18 §	2,061,162	1,826,705

		48,777,700

Telecommunication Services - 3.2%
Atlantic Broadband Finance LLC Term B 3.250% due 12/02/19 §	874,250	857,858
Cellular South Inc 3.250% due 05/22/20 §	320,125	317,124
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	6,025,000	5,940,903
IPC Systems Inc (1st Lien) 6.000% due 11/08/20 §	947,625	952,363
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,471,313	1,443,112
Syniverse Holdings Inc
4.000% due 04/23/19 §	2,159,609	2,127,215
Term B
4.000% due 04/23/19 §	1,405,806	1,382,962
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,366,792	3,321,171
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,157,524	1,161,141
UPC Financing Partnership Term AH 3.250% due 06/30/21 §	6,356,978	6,195,670
Ziggo BV Term B1A (Netherlands) 3.250% due 01/15/22 §	721,085	701,899

		24,401,418

Utilities - 1.5%
Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	471,430	459,173
Calpine Corp
Term B1
4.000% due 04/01/18 §	3,085,538	3,071,826
Term B2
4.000% due 04/01/18 §	1,209,375	1,204,623
Term B3
4.000% due 10/09/19 §	955,500	949,016
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,033,077	1,027,051
EFS Cogen Holdings I Inc Term B 3.750% due 12/17/20 §	417,330	416,982
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	1,500,000	1,495,313
Equipower Resources Holdings LLC Term C 4.250% due 12/31/19 §	469,065	467,697
La Frontera Generation LLC 4.500% due 09/30/20 §	471,386	466,967

	Principal Amount	Value
PowerTeam Services LLC
4.250% due 05/06/20 §	$11,688	$11,454
(1st Lien)
4.250% due 05/06/20 §	219,444	215,604
Southcross Holdings Borrower LP Term B 6.000% due 08/04/21 §	349,125	348,907
TerraForm Power Operating LLC 4.750% due 07/23/19 §	199,500	200,331
TPF II LC LLC Term B due 10/02/21 µ	1,150,000	1,150,000

		11,484,944

Total Senior Loan Notes (Cost $716,469,218)		706,415,459

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 10/01/14, repurchase price of $21,332,075; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $21,761,606)	21,332,075	21,332,075

Total Short-Term Investment (Cost $21,332,075)		21,332,075

TOTAL INVESTMENTS - 99.7% (Cost $777,290,647)		768,646,678

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,559,919

NET ASSETS - 100.0%		$771,206,597

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $1,160,746 or 0.2% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Investments with a total aggregate value of $2,925,338 or 0.4% of the portfolio’s net assets were in default as of September 30, 2014.

(d)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $1,298,205 or 0.2% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
MH Sub I LLC	$70,386	$70,790	$404
Ziggo NV Term B2A	463,585	452,317	(11,268)
Ziggo NV Term B3	764,234	743,900	(20,334)

	$1,298,205	$1,267,007	($31,198)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Information Technology	$121,584	$-	$-	$121,584
	Utilities	48,107	48,107	-	-

		169,691	48,107	-	121,584
	Corporate Bonds & Notes	40,729,453	-	40,657,008	72,445
	Senior Loan Notes	706,415,459	-	703,681,991	2,733,468
	Short-Term Investment	21,332,075	-	21,332,075	-
	Unfunded Loan Commitment	404	-	404	-

	Total Assets	768,647,082	48,107	765,671,478	2,927,497

Liabilities	Unfunded Loan Commitments	(31,602)	-	(31,602)	-

	Total Liabilities	(31,602)	-	(31,602)	-

	Total	$768,615,480	$48,107	$765,639,876	$2,927,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Energy - 0.1%

Halcon Resources Corp 5.750% *	800	$653,195

Total Convertible Preferred Stocks (Cost $800,000)		653,195

COMMON STOCKS - 2.2%

Consumer Discretionary - 0.6%

Cedar Fair LP	63,330	2,993,609
Lennar Corp ‘A’	14,440	560,705
MGM Resorts International *	47,970	1,092,757
Six Flags Entertainment Corp	44,476	1,529,530
Standard Pacific Corp *	142,560	1,067,774

		7,244,375

Energy - 0.1%

Chesapeake Energy Corp	42,450	975,925
Halcon Resources Corp *	2,230	8,831

		984,756

Financials - 0.3%

Bank of America Corp	175,700	2,995,685

Health Care - 0.1%

BioScrip Inc *	120,350	831,619

Industrials - 0.5%

Air Lease Corp	87,930	2,857,725
United Rentals Inc *	23,700	2,633,070

		5,490,795

Information Technology - 0.2%

CommScope Holding Co Inc *	100,720	2,408,215

Materials - 0.3%

Berry Plastics Group Inc *	58,210	1,469,220
Freeport-McMoRan Inc	45,150	1,474,147
Louisiana-Pacific Corp *	77,950	1,059,341

		4,002,708

Utilities - 0.1%

NRG Energy Inc	20,410	622,097

Total Common Stocks (Cost $22,390,339)		24,580,250

CLOSED-END MUTUAL FUNDS - 0.9%

Eaton Vance Senior Income Trust	323,108	2,103,433
First Trust Senior Floating Rate Income Fund II	73,858	1,001,514
Invesco Senior Income Trust	1,023,114	4,859,792
Voya Prime Rate Trust	445,817	2,451,994

Total Closed-End Mutual Funds (Cost $10,746,385)		10,416,733

	Principal Amount	Value
CORPORATE BONDS & NOTES - 88.3%

Consumer Discretionary - 18.4%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$5,500,000	$5,115,000
99 Cents Only Stores 11.000% due 12/15/19	3,271,000	3,565,390
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	1,800,000	1,863,000
Beazer Homes USA Inc
5.750% due 06/15/19	5,475,000	5,201,250
7.250% due 02/01/23	3,050,000	3,050,000
7.500% due 09/15/21	1,750,000	1,789,375
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	2,925,000	2,274,188
11.250% due 06/01/17	5,500,000	4,269,375
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	5,850,000	5,802,469
11.000% due 10/01/21 ~	4,850,000	4,571,125
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	4,600,000	4,042,250
CBS Outdoor Americas Capital LLC
5.250% due 02/15/22 ~	2,375,000	2,377,969
5.875% due 03/15/25 ~ #	2,650,000	2,669,875
CCO Holdings LLC
5.750% due 09/01/23	3,050,000	3,046,187
7.000% due 01/15/19	3,500,000	3,644,375
CEC Entertainment Inc 8.000% due 02/15/22 ~	8,350,000	7,849,000
Cedar Fair LP
5.250% due 03/15/21	4,400,000	4,356,000
5.375% due 06/01/24 ~	1,375,000	1,335,469
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,258,938
6.375% due 09/15/20 ~	2,813,000	2,907,939
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	3,395,000	3,488,362
7.625% due 03/15/20	2,625,000	2,736,562
Dana Holding Corp
5.375% due 09/15/21	1,000,000	1,022,500
6.750% due 02/15/21	5,150,000	5,439,687
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,864,250
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,125,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	5,650,000	5,830,094
Icahn Enterprises LP 5.875% due 02/01/22	5,725,000	5,739,312
iHeartCommunications Inc
10.000% due 01/15/18	1,950,000	1,641,471
11.250% due 03/01/21	3,000,000	3,206,250
Jaguar Land Rover Automotive PLC (United Kingdom)
4.125% due 12/15/18 ~	3,000,000	3,017,100
5.625% due 02/01/23 ~	1,150,000	1,194,563
8.125% due 05/15/21 ~	2,155,000	2,367,806
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	7,325,000	6,995,375
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,794,500
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,090,625
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	5,600,000	5,600,000
MGM Resorts International
6.750% due 10/01/20	3,900,000	4,163,250
8.625% due 02/01/19	2,000,000	2,265,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	$1,286,000	$1,314,935
Michaels Stores Inc 5.875% due 12/15/20 ~	2,475,000	2,468,813
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	1,925,000	2,011,625
8.750% PIK due 10/15/21 ~	6,725,000	7,111,687
NPC International Inc 10.500% due 01/15/20	6,550,000	6,861,125
Numericable Group SA (France)
4.875% due 05/15/19 ~	1,000,000	991,250
6.000% due 05/15/22 ~	1,800,000	1,815,750
Penn National Gaming Inc 5.875% due 11/01/21	5,300,000	4,902,500
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	1,930,500
6.375% due 11/01/21	4,950,000	5,086,125
Standard Pacific Corp
6.250% due 12/15/21	4,000,000	4,095,000
8.375% due 01/15/21	3,000,000	3,450,000
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,634,600
The ServiceMaster Co 8.000% due 02/15/20	3,315,000	3,522,187
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,216,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,556,250
Wolverine World Wide Inc 6.125% due 10/15/20	4,825,000	5,066,250

		206,605,928

Consumer Staples - 4.8%

Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	4,883,906
JBS Investments GmbH (Austria)
7.250% due 04/03/24 ~	2,500,000	2,556,250
7.750% due 10/28/20 ~	7,300,000	7,792,750
JBS USA LLC 7.250% due 06/01/21 ~	950,000	1,002,250
Post Holdings Inc 6.000% due 12/15/22 ~	4,500,000	4,140,000
Reynolds Group Issuer Inc
8.500% due 05/15/18	7,850,000	8,134,563
9.000% due 04/15/19	7,725,000	8,082,281
Rite Aid Corp
6.750% due 06/15/21	2,700,000	2,774,250
9.250% due 03/15/20	3,500,000	3,832,500
Smithfield Foods Inc
5.875% due 08/01/21 ~	3,750,000	3,806,250
6.625% due 08/15/22	1,200,000	1,272,000
The WhiteWave Foods Co 5.375% due 10/01/22	5,275,000	5,340,938

		53,617,938

Energy - 15.2%

Alpha Natural Resources Inc
6.000% due 06/01/19	3,925,000	2,394,250
6.250% due 06/01/21	2,000,000	1,172,500
American Energy-Woodford LLC 9.000% due 09/15/22 ~	1,325,000	1,235,563
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	3,675,000	3,381,000
7.375% due 11/01/21 ~	1,950,000	1,794,000
Arch Coal Inc
7.250% due 10/01/20	3,275,000	1,793,063
7.250% due 06/15/21	3,000,000	1,462,500

	Principal Amount	Value
Athlon Holdings LP 6.000% due 05/01/22 ~	$5,675,000	$6,100,625
Atlas Pipeline Partners LP
5.875% due 08/01/23	4,150,000	4,077,375
6.625% due 10/01/20	2,750,000	2,825,625
Baytex Energy Corp (Canada) 5.125% due 06/01/21 ~	4,600,000	4,508,000
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	5,600,000	5,348,000
Chaparral Energy Inc
7.625% due 11/15/22	5,000,000	5,150,000
8.250% due 09/01/21	2,550,000	2,741,250
Crestwood Midstream Partners LP 6.125% due 03/01/22	4,625,000	4,659,687
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	5,525,000	5,207,312
Halcon Resources Corp
8.875% due 05/15/21	4,700,000	4,653,000
9.250% due 02/15/22	2,000,000	1,985,000
9.750% due 07/15/20	2,975,000	3,041,938
Hercules Offshore Inc
6.750% due 04/01/22 ~	2,800,000	2,194,500
7.500% due 10/01/21 ~	5,250,000	4,252,500
Hiland Partners LP
5.500% due 05/15/22 ~	925,000	901,875
7.250% due 10/01/20 ~	8,750,000	9,318,750
Linn Energy LLC
6.500% due 05/15/19	2,525,000	2,487,125
6.500% due 09/15/21	1,750,000	1,715,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,678,875
6.500% due 03/15/21 ~	4,620,000	4,758,600
Memorial Resource Development Corp 5.875% due 07/01/22 ~	7,325,000	7,178,500
Pioneer Energy Services Corp 6.125% due 03/15/22 ~	5,640,000	5,597,700
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,561,000
6.875% due 03/01/21	2,400,000	2,616,000
Regency Energy Partners LP
5.000% due 10/01/22	950,000	939,313
5.750% due 09/01/20	5,600,000	5,866,000
RSP Permian Inc 6.625% due 10/01/22 ~	875,000	881,563
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	6,650,000	6,866,125
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,552,500
Samson Investment Co 9.750% due 02/15/20	3,975,000	3,627,187
Sanchez Energy Corp
6.125% due 01/15/23 ~	2,800,000	2,782,920
7.750% due 06/15/21	5,575,000	5,993,125
SandRidge Energy Inc 7.500% due 03/15/21	6,800,000	6,664,000
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	5,050,000	5,056,312
Summit Midstream Holdings LLC 5.500% due 08/15/22	6,350,000	6,238,875
Tervita Corp (Canada)
8.000% due 11/15/18 ~	5,000,000	5,062,500
10.875% due 02/15/18 ~	175,000	175,656
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	5,500,000	5,396,875
WPX Energy Inc 6.000% due 01/15/22	5,000,000	5,162,500

		171,056,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Financials - 4.9%

AerCap Ireland Capital Ltd (Ireland)
3.750% due 05/15/19 ~	$150,000	$145,688
5.000% due 10/01/21 ~	2,350,000	2,344,125
First Data Corp
10.625% due 06/15/21	1,202,000	1,373,285
12.625% due 01/15/21	4,284,000	5,140,800
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	5,100,000	5,246,625
Jefferies Finance LLC
6.875% due 04/15/22 ~	800,000	792,000
7.375% due 04/01/20 ~	5,800,000	5,959,500
Navient LLC
4.875% due 06/17/19	1,925,000	1,929,813
5.500% due 01/15/19	2,000,000	2,045,000
8.000% due 03/25/20	3,000,000	3,371,250
Nuveen Investments Inc
9.125% due 10/15/17 ~	4,725,000	5,079,375
9.500% due 10/15/20 ~	2,425,000	2,825,125
Ocwen Financial Corp 6.625% due 05/15/19 ~	4,625,000	4,474,687
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,419,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,470,000

		54,616,273

Health Care - 10.4%

Aviv Healthcare Properties LP 6.000% due 10/15/21	4,725,000	4,896,281
Biomet Inc 6.500% due 08/01/20	4,825,000	5,126,562
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	6,775,000	6,770,766
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	9,700,000	10,160,750
8.000% due 11/15/19	5,300,000	5,672,060
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,018,000
DJO Finance LLC
7.750% due 04/15/18	4,000,000	4,040,000
9.875% due 04/15/18	1,000,000	1,052,500
Endo Finance LLC 5.750% due 01/15/22 ~	5,175,000	5,123,250
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	4,650,000	4,952,250
HCA Holdings Inc
6.250% due 02/15/21	6,850,000	7,192,500
7.750% due 05/15/21	4,000,000	4,285,000
HCA Inc 5.875% due 03/15/22	3,250,000	3,424,688
HealthSouth Corp 5.750% due 11/01/24	1,200,000	1,230,000
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	5,350,000	5,416,875
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	5,280,000	5,352,600
LifePoint Hospitals Inc 5.500% due 12/01/21	5,550,000	5,647,125
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,070,125
Tenet Healthcare Corp
4.750% due 06/01/20	3,350,000	3,341,625
5.000% due 03/01/19 ~	675,000	668,250
6.000% due 10/01/20	1,900,000	2,014,000
6.750% due 02/01/20	4,250,000	4,446,562

	Principal Amount	Value
8.000% due 08/01/20	$1,750,000	$1,850,625
8.125% due 04/01/22	4,800,000	5,280,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,700,000	8,971,875

		117,004,269

Industrials - 10.8%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	3,500,000	3,517,500
ADS Waste Holdings Inc 8.250% due 10/01/20	4,725,000	4,949,437
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,548,206	2,551,519
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,022,500
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,696,057	1,746,939
Amsted Industries Inc 5.375% due 09/15/24 ~	475,000	463,125
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	4,925,625
Ceridian LLC 8.125% due 11/15/17 ~	875,000	878,281
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,291,000
HD Supply Inc
7.500% due 07/15/20	1,000,000	1,042,500
8.125% due 04/15/19	2,750,000	2,983,750
11.500% due 07/15/20	850,000	982,813
International Lease Finance Corp
4.625% due 04/15/21	2,900,000	2,883,688
5.875% due 04/01/19	3,000,000	3,206,250
5.875% due 08/15/22	1,000,000	1,047,500
6.250% due 05/15/19	1,550,000	1,666,250
Masco Corp 7.750% due 08/01/29	4,925,000	5,669,502
Modular Space Corp 10.250% due 01/31/19 ~	5,150,000	5,214,375
Nortek Inc 8.500% due 04/15/21	4,850,000	5,238,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	6,219,020
The ADT Corp 6.250% due 10/15/21	10,475,000	10,867,812
The Hertz Corp
5.875% due 10/15/20	350,000	357,000
7.500% due 10/15/18	4,500,000	4,668,750
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	6,063,750
TransDigm Inc
5.500% due 10/15/20	2,000,000	1,950,000
6.000% due 07/15/22 ~	3,225,000	3,188,719
7.500% due 07/15/21	2,000,000	2,145,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,900,000	1,890,500
4.750% due 10/11/23	1,475,000	1,492,700
5.375% due 02/15/23	3,850,000	3,950,870
United Rentals North America Inc
7.375% due 05/15/20	779,000	831,583
7.625% due 04/15/22	2,750,000	3,018,125
8.250% due 02/01/21	3,700,000	4,023,750
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,700,000	4,867,790
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,741,875
7.875% due 03/30/20 ~	3,000,000	3,251,250
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	867,601	895,017

		121,704,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Information Technology - 4.2%

Advanced Micro Devices Inc
6.750% due 03/01/19	$3,825,000	$3,882,375
7.750% due 08/01/20	1,250,000	1,275,000
Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	6,119,250
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	3,811,750
BMC Software Inc 7.250% due 06/01/18	2,194,000	2,172,060
Cardtronics Inc 5.125% due 08/01/22 ~	5,100,000	5,049,000
Entegris Inc 6.000% due 04/01/22 ~	4,675,000	4,768,500
Equinix Inc
4.875% due 04/01/20	5,100,000	5,074,500
5.375% due 04/01/23	1,475,000	1,467,625
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	1,850,000	1,826,875
6.000% due 01/15/22 ~	1,975,000	2,009,563
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,577,000
NXP BV (Netherlands) 5.750% due 02/15/21 ~	5,600,000	5,712,000

		47,745,498

Materials - 10.7%

AK Steel Corp
7.625% due 10/01/21	2,650,000	2,570,500
8.375% due 04/01/22	5,875,000	5,904,375
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	7,300,000	7,163,125
ArcelorMittal (Luxembourg)
6.125% due 06/01/18	2,000,000	2,125,000
6.750% due 02/25/22	2,500,000	2,696,875
7.250% due 03/01/41	4,650,000	4,719,750
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,600,000	2,626,000
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	481,250
6.250% due 01/31/19 ~	3,000,000	2,977,500
6.750% due 01/31/21 ~	3,250,000	3,258,125
7.000% due 11/15/20 ~	823,235	835,584
Berry Plastics Corp 5.500% due 05/15/22	6,550,000	6,312,562
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	4,325,000	4,270,938
BWAY Holding Co 9.125% due 08/15/21 ~	6,400,000	6,464,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	5,000,000	5,250,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	6,406,562
Hexion US Finance Corp
6.625% due 04/15/20	1,200,000	1,212,000
8.875% due 02/01/18	3,500,000	3,574,375
9.000% due 11/15/20	3,000,000	2,872,500
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	4,750,000	4,690,625
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,162,750
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,655,520
Novelis Inc (Canada) 8.750% due 12/15/20	5,000,000	5,368,750
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,655,000
8.375% due 06/15/19 ~	3,725,000	4,032,313

	Principal Amount	Value
Sealed Air Corp 8.375% due 09/15/21 ~	$5,000,000	$5,575,000
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	5,959,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	5,013,938
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	2,775,000	2,951,906

		119,785,823

Telecommunication Services - 6.6%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,530,000
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	4,250,000	4,399,175
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	3,161,000	3,271,635
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,735,000
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22	4,650,000	4,743,000
7.250% due 10/15/20	2,000,000	2,115,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	2,000,000	2,065,000
7.750% due 06/01/21	6,300,000	6,449,625
8.125% due 06/01/23	3,000,000	3,142,500
Level 3 Financing Inc
6.125% due 01/15/21 ~	925,000	956,219
7.000% due 06/01/20	5,700,000	6,034,875
Sprint Communications Inc
7.000% due 03/01/20 ~	5,235,000	5,765,044
9.000% due 11/15/18 ~	2,800,000	3,244,500
Sprint Corp 7.250% due 09/15/21 ~	9,500,000	9,915,625
T-Mobile USA Inc
6.250% due 04/01/21	850,000	861,687
6.464% due 04/28/19	1,850,000	1,926,312
6.625% due 04/01/23	1,000,000	1,027,500
6.633% due 04/28/21	4,350,000	4,475,062
6.836% due 04/28/23	250,000	257,813

		73,915,572

Utilities - 2.3%

Calpine Corp
5.375% due 01/15/23	1,750,000	1,699,687
5.875% due 01/15/24 ~	1,600,000	1,664,000
6.000% due 01/15/22 ~	1,000,000	1,057,500
7.875% due 01/15/23 ~	2,598,000	2,851,305
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,045,000
9.875% due 10/15/20	3,975,000	4,153,875
NRG Energy Inc
6.250% due 07/15/22 ~	3,075,000	3,169,172
6.625% due 03/15/23	1,000,000	1,037,500
7.875% due 05/15/21	3,000,000	3,240,000
RJS Power Holdings LLC 5.125% due 07/15/19 ~	5,350,000	5,323,250

		26,241,289

Total Corporate Bonds & Notes (Cost $990,105,260)		992,293,219

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Telecommunication Services - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,924,375

Total Convertible Corporate Bonds & Notes (Cost $3,462,112)		3,924,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 7.4%

Consumer Discretionary - 4.3%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	$5,000,000	$4,945,835
Burger King Corp due 09/04/15 µ	10,000,000	10,000,000
CBS Outdoor Americas Capital LLC due 07/29/15 µ	10,000,000	9,950,000
Clear Channel Communications Inc Term D 6.904% due 01/30/19 §	4,697,344	4,493,305
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	5,901,877	5,879,745
Portillo’s Holdings LLC
(1st Lien)
4.750% due 08/02/21 §	3,000,000	2,973,750
(2nd Lien)
due 08/01/22 µ	5,000,000	4,987,500
Regent Seven Seas Cruises Inc Term B (Panama) 3.750% due 12/21/18 §	833,080	828,914
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,025,000

		48,084,049

Consumer Staples - 0.2%

Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,969,849	2,821,357

Energy - 0.8%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	5,000,000	4,978,125
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	934,405	946,475
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	3,000,000	2,921,625

		8,846,225

Financials - 0.4%

ROC Finance LLC 5.000% due 06/20/19 §	2,475,000	2,385,281
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	1,500,000	1,627,500

		4,012,781

	Principal Amount	Value
Health Care - 0.3%

BioScrip Inc 6.500% due 07/31/20 §	$1,383,334	$1,392,557
Term B
6.500% due 07/31/20 §	2,305,556	2,320,927

		3,713,484

Industrials - 0.5%

LM U.S. Corp Acquisition Inc (2nd Lien) 8.500% due 10/15/20 §	3,750,000	3,754,687
WTG Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,997,500

		5,752,187

Utilities - 0.9%

Dynegy Holdings Inc due 09/15/15 µ	10,000,000	10,000,000

Total Senior Loan Notes (Cost $84,928,371)		83,230,083

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $14,036,143; collateralized by U.S. Treasury Notes: 3.625% due 08/15/19 and value $14,317,200)	14,036,143	14,036,143

Total Short-Term Investment (Cost $14,036,143)		14,036,143

TOTAL INVESTMENTS - 100.5% (Cost $1,126,468,610)		1,129,133,998

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(5,655,638)

NET ASSETS - 100.0%		$1,123,478,360

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$653,195	$-	$653,195	$-
	Common Stocks (1)	24,580,250	24,580,250	-	-
	Closed-End Mutual Funds	10,416,733	10,416,733	-	-
	Corporate Bonds & Notes	992,293,219	-	987,163,080	5,130,139
	Convertible Corporate Bonds & Notes	3,924,375	-	3,924,375	-
	Senior Loan Notes	83,230,083	-	79,205,083	4,025,000
	Short-Term Investment	14,036,143	-	14,036,143	-

	Total	$1,129,133,998	$34,996,983	$1,084,981,876	$9,155,139

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2014:

	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$19,110,375	$-	$19,110,375
Purchases	5,071,057	5,020,000	10,091,057
Sales (Includes Paydowns)	(7,334,193)	-	(7,334,193)
Accrued Discounts (Premiums)	(1,396)	(1,352)	(2,748)
Net Realized Gains (Loss)	239,777	-	239,777
Change in Net Unrealized Appreciation (Depreciation)	309,715	(993,648)	(683,933)
Transfers In	-	-	-
Transfers Out	(12,265,196)	-	(12,265,196)

Value, End of Period	$5,130,139	$4,025,000	$9,155,139

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$59,082	($993,648)	($934,566)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended September 30, 2014, an investment with a value of $653,195 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $12,265,196 were transferred from Level 3 to Level 2 due to the pricing vendor using evaluated pricing of the investments based on significant market observable inputs versus the use of a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 7.8%

Consumer Discretionary - 0.1%

DISH DBS Corp 7.125% due 02/01/16	$900,000	$956,250

Energy - 0.1%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	1,231,973
Chesapeake Energy Corp 3.484% due 04/15/19 §	$500,000	501,250

		1,733,223

Financials - 5.7%

Ally Financial Inc
2.750% due 01/30/17	800,000	786,000
4.625% due 06/26/15	1,300,000	1,321,320
8.300% due 02/12/15	100,000	102,250
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/16 ~	EUR 500,000	685,263
Bank of America NA 0.654% due 05/08/17 §	$14,500,000	14,512,847
Bankia SA (Spain)
0.408% due 01/25/16 §	EUR 500,000	626,435
3.500% due 12/14/15	2,900,000	3,806,060
3.500% due 01/17/19 ~	1,600,000	2,173,906
BNP Paribas SA (France) 0.547% due 11/07/15 §	$9,600,000	9,602,611
BPCE SA (France)
0.801% due 11/18/16 §	5,900,000	5,924,154
0.865% due 06/17/17 §	2,300,000	2,310,138
BPE Financiaciones SA (Spain)
2.500% due 02/01/17 ~	EUR 1,200,000	1,550,900
2.875% due 05/19/16 ~	2,500,000	3,229,273
CIT Group Inc 4.750% due 02/15/15 ~	$800,000	809,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.565% due 04/28/17 §	13,300,000	13,301,649
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	408,152
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,806,660
HBOS PLC (United Kingdom) 0.967% due 09/01/16 §	EUR 1,400,000	1,766,407
JPMorgan Chase Bank NA 0.654% due 06/02/17 §	$3,900,000	3,907,695
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	1,700,000	346,375
Marsh & McLennan Cos Inc 5.750% due 09/15/15	523,000	547,893
Westpac Banking Corp (Australia) 1.850% due 11/26/19 ~	2,000,000	1,994,588

		71,520,076

Industrials - 0.3%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 1,800,000	2,249,119
International Lease Finance Corp 7.125% due 09/01/18 ~	$1,000,000	1,127,500

		3,376,619

Materials - 0.4%

Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,509,000

	Principal Amount	Value
Telecommunication Services - 1.0%

BellSouth Corp 4.182% due 04/26/21 ~	$12,800,000	$13,064,397

Utilities - 0.2%

Electricite de France SA (France) 1.150% due 01/20/17 ~	700,000	698,636
SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,376,634
Veolia Environnement SA (France) 1.750% due 06/17/15 ^	117,563	150,179

		2,225,449

Total Corporate Bonds & Notes (Cost $98,998,490)		97,385,014

MORTGAGE-BACKED SECURITIES - 5.8%

Collateralized Mortgage Obligations - Commercial - 0.8%

Banc of America Re-REMIC Trust
5.676% due 02/17/51 " § ~	$1,568,808	1,680,283
5.679% due 06/24/50 " § ~	1,517,311	1,637,407
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/39 " § ~	2,594,119	2,721,836
5.467% due 09/18/39 " § ~	2,999,771	3,148,829
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	767,873

		9,956,228

Collateralized Mortgage Obligations - Residential - 4.7%

Alternative Loan Trust
0.435% due 12/25/35 " §	100,185	88,837
5.500% due 06/25/35 "	1,909,699	1,919,298
6.000% due 01/25/37 " Y	1,269,041	1,104,305
Banc of America Funding Trust 2.826% due 01/20/47 " § Y	1,878,286	1,464,236
Banc of America Mortgage Trust
2.653% due 06/25/35 " §	562,130	540,191
2.677% due 08/25/35 " §	517,415	480,042
4.651% due 11/25/34 " §	80,750	78,004
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/35 " §	848,439	865,619
2.560% due 01/25/35 " §	541,796	542,284
Chase Mortgage Finance Trust 2.476% due 02/25/37 " §	166,676	166,508
ChaseFlex Trust 6.000% due 02/25/37 " Y	653,103	557,745
Citigroup Mortgage Loan Trust
0.225% due 01/25/37 " § ~	487,536	304,971
2.514% due 05/25/35 " §	143,664	144,338
2.773% due 09/25/37 " § Y	117,944	100,362
Citigroup Mortgage Loan Trust Inc
2.200% due 09/25/35 " §	874,012	881,371
2.280% due 09/25/35 " §	795,863	801,554
2.564% due 08/25/35 " §	1,217,784	695,193
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/35 " §	125,327	97,196
2.399% due 11/19/33 " §	118,282	117,156
2.624% due 08/25/34 " §	69,362	62,150
Deutsche Alt-B Securities Mortgage Loan Trust 0.255% due 10/25/36 " § Y	71,453	44,509
Fannie Mae
0.215% due 07/25/37 " §	2,368,038	2,322,468
0.222% due 12/25/36 " §	273,510	268,513
0.305% due 08/25/34 " §	483,928	484,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
0.505% due 07/25/37 - 05/25/42 " §	$289,025	$289,989
2.196% due 05/25/35 " §	1,849,017	1,889,211
Freddie Mac
0.384% due 02/15/19 " §	4,422,079	4,435,456
0.604% due 09/15/42 " §	4,895,202	4,907,021
Granite Mortgages PLC (United Kingdom) 0.946% due 09/20/44 " § ~	GBP 921,404	1,491,793
GreenPoint Mortgage Funding Trust
0.375% due 06/25/45 " §	$1,245,518	1,116,173
0.425% due 11/25/45 " §	653,236	521,354
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	408,413	438,949
GSR Mortgage Loan Trust 2.865% due 01/25/35 " §	885,027	880,327
HarborView Mortgage Loan Trust 0.433% due 02/19/36 " §	250,766	196,503
Impac CMB Trust 1.155% due 07/25/33 " §	261,270	245,954
IndyMac INDX Mortgage Loan Trust
0.365% due 05/25/46 " §	1,144,952	991,339
0.395% due 07/25/35 " §	470,238	424,347
JP Morgan Resecuritization Trust 2.564% due 08/27/37 " § ~	536,142	544,629
JPMorgan Mortgage Trust
2.165% due 07/27/37 " § ~	1,281,086	1,113,347
2.534% due 08/25/35 " § Y	754,329	740,172
2.547% due 07/25/35 " §	642,542	656,563
2.558% due 08/25/35 " §	885,766	880,449
5.063% due 09/25/35 " §	173,451	172,750
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.595% due 12/15/30 " §	414,325	398,253
0.855% due 11/15/31 " §	614,117	615,648
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/35 " §	750,555	718,675
2.533% due 06/25/37 " §	926,772	900,575
5.394% due 12/25/35 " §	357,982	339,125
NCUA Guaranteed Notes Trust 0.603% due 10/07/20 " §	6,012,298	6,044,660
Reperforming Loan REMIC Trust 0.495% due 06/25/35 " § ~	740,716	668,439
Residential Accredit Loans Inc Trust 0.455% due 08/25/35 " §	506,260	403,300
Ryland Mortgage Securities Corp 6.730% due 10/01/27 "	12,854	11,875
Sequoia Mortgage Trust 0.853% due 10/19/26 " §	399,763	397,581
Structured Adjustable Rate Mortgage Loan Trust
1.518% due 01/25/35 " §	486,164	394,785
2.473% due 02/25/34 " §	145,616	147,954
2.530% due 08/25/35 " §	1,026,202	968,240
Structured Asset Mortgage Investments II Trust
0.285% due 03/25/37 " §	154,952	120,766
0.375% due 05/25/36 " §	1,023,176	771,162
0.403% due 07/19/35 " §	1,071,833	984,179
0.435% due 02/25/36 " §	1,167,205	940,407
0.483% due 10/19/34 " §	515,415	494,114
Structured Asset Securities Corp Trust 2.604% due 10/28/35 " § ~	215,908	205,412
Structured Asset Securities Mortgage Pass-Through Certificates 2.218% due 01/25/32 " §	9,132	8,908
Swan Trust (Australia) 3.953% due 04/25/41 " §	AUD 556,336	492,424
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/45 " §	$697,415	660,790
0.885% due 05/25/47 " §	1,665,853	1,448,996
1.115% due 02/25/46 " §	660,370	631,654
1.315% due 11/25/42 " §	78,549	77,244

	Principal Amount	Value
2.176% due 11/25/46 " §	$388,370	$388,750
2.443% due 06/25/33 " §	931,116	947,949
5.225% due 08/25/35 " §	346,642	335,031
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 12/25/34 " §	754,982	774,293
2.615% due 11/25/34 " §	265,440	271,274
2.618% due 09/25/34 " §	307,307	315,795
5.594% due 04/25/36 " §	447,585	444,680

		58,390,457

Fannie Mae - 0.3%

1.300% due 02/01/36 " §	92,963	93,397
1.318% due 11/01/42 - 10/01/44 " §	452,343	461,897
2.006% due 12/01/34 " §	141,528	148,803
2.069% due 11/01/35 " §	93,511	97,886
2.136% due 05/01/35 " §	51,219	55,040
2.195% due 01/01/25 " §	53,118	53,467
2.235% due 03/01/35 " §	65,298	65,616
2.266% due 12/01/22 " §	14,755	15,531
2.269% due 03/01/35 " §	527,233	568,115
2.330% due 03/01/35 " §	43,086	43,322
2.374% due 08/01/17 " §	140,582	144,297
2.393% due 10/01/35 " §	204,377	219,668
2.514% due 04/01/35 " §	602,303	646,915
2.537% due 09/01/35 " §	171,967	184,722
3.305% due 03/01/18 " §	65,962	69,105
3.500% due 07/01/26 " §	4,310	4,324
5.000% due 08/01/24 " §	8,816	8,880
5.342% due 01/01/36 " §	293,280	314,667
5.370% due 11/01/35 " §	249,183	267,381
5.514% due 03/01/36 " §	153,142	164,089

		3,627,122

Freddie Mac - 0.0%

2.231% due 08/01/35 " §	19,612	20,573
2.371% due 01/01/34 " §	338,609	361,381
4.995% due 10/01/35 " §	82,561	86,776
5.507% due 03/01/36 " §	135,968	139,539

		608,269

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	103,859	106,861
2.000% due 10/20/24 - 01/20/27 " §	78,580	81,854
2.500% due 02/20/25 " §	18,716	19,679

		208,394

Total Mortgage-Backed Securities (Cost $72,267,595)		72,790,470

ASSET-BACKED SECURITIES - 2.6%

Amortizing Residential Collateral Trust 0.735% due 07/25/32 " §	125,612	116,366
Aquilae II PLC CLO (Ireland) 0.546% due 01/17/23 " § ~	EUR 193,491	243,767
Asset-Backed Securities Corp Home Equity Loan Trust 0.235% due 05/25/37 " §	$35,643	22,516
Bear Stearns Asset-Backed Securities I Trust
0.225% due 12/25/36 " § Y	56,496	56,679
0.265% due 11/25/36 " §	723,665	693,508
1.155% due 10/25/37 " §	1,917,070	1,803,637
Bear Stearns Asset-Backed Securities Trust 0.815% due 10/25/32 " §	50,855	48,726
Carlyle High Yield Partners X Ltd (Cayman) 0.459% due 04/19/22 " § ~	958,661	941,451
Citibank Omni Master Trust 4.900% due 11/15/18 " ~	5,200,000	5,229,611
Citigroup Mortgage Loan Trust 0.235% due 01/25/37 " §	569,102	364,582

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	$12,794	$12,859
Countrywide Asset-Backed Certificates
0.345% due 06/25/36 " §	458,812	448,638
0.405% due 04/25/36 " §	242,507	238,520
Credit-Based Asset Servicing & Securitization Trust 0.225% due 01/25/37 " § Y	272,948	125,524
Equity One Mortgage Pass-Through Trust 0.455% due 04/25/34 " §	485,760	403,278
Freddie Mac Structured Pass-Through Securities 0.415% due 08/25/31 " §	185,419	181,301
HSI Asset Securitization Corp Trust 0.205% due 10/25/36 " §	19,428	10,850
JP Morgan Mortgage Acquisition Trust 0.215% due 03/25/47 " §	42,469	41,417
LCM V Ltd CDO (Cayman) 0.463% due 03/21/19 " § ~	477,432	474,328
Morgan Stanley IXIS Real Estate Capital Trust 0.205% due 11/25/36 " §	2,066	1,178
Nautique Funding Ltd CLO (Cayman) 0.484% due 04/15/20 " § ~	451,805	450,854
New Century Home Equity Loan Trust 0.335% due 05/25/36 " §	844,079	559,303
NYLIM Flatiron Ltd CLO (Cayman) 0.454% due 08/08/20 " § ~	719,157	717,216
OneMain Financial Issuance Trust 2.470% due 09/18/24 " ~	6,600,000	6,602,066
Park Place Securities Inc 0.415% due 09/25/35 " §	68,257	67,940
Penta SA CLO (Luxembourg) 0.614% due 06/04/24 " § ~	EUR 4,841,537	6,078,936
Popular ABS Mortgage Pass-Through Trust 0.245% due 06/25/47 " § Y	$1,026,500	994,547
Renaissance Home Equity Loan Trust 0.915% due 12/25/32 " §	217,275	205,017
SLM Student Loan Trust 0.354% due 09/15/21 " § ~	EUR 115,125	145,303
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,011,218	3,339,886
Soundview Home Loan Trust 0.215% due 11/25/36 " § ~	178,960	72,884
Structured Asset Securities Corp Mortgage Loan Trust 1.656% due 04/25/35 " §	1,392,101	1,356,949
Wood Street II BV CLO (Netherlands) 0.433% due 03/29/21 " § ~	EUR 502,098	632,730

Total Asset-Backed Securities (Cost $33,556,482)		32,682,367

U.S. TREASURY OBLIGATIONS - 127.1%

U.S. Treasury Inflation Protected Securities - 127.1%

0.125% due 04/15/16 ^ ‡	$99,821,955	101,030,868
0.125% due 04/15/17 ^ ‡	23,492,218	23,821,686
0.125% due 04/15/18 ^	10,306,200	10,395,578
0.125% due 04/15/19 ^ ‡	13,620,821	13,661,809
0.125% due 07/15/22 ^ ‡	206,928,009	202,197,619
0.125% due 01/15/23 ^	126,951,990	122,977,654
0.375% due 07/15/23 ^ ‡	30,406,266	30,114,092
0.500% due 04/15/15 ^ ‡	27,088,247	27,118,123
0.625% due 07/15/21 ^ ‡	267,657,313	273,364,711
0.625% due 02/15/43 ^	15,958,712	14,122,215
0.750% due 02/15/42 ^	3,163,200	2,903,223
1.125% due 01/15/21 ^ ‡	25,859,531	27,154,731
1.250% due 07/15/20 ^ ‡	51,710,091	54,957,448

	Principal Amount	Value
1.375% due 01/15/20 ^	$16,044,144	$17,082,381
1.375% due 02/15/44 ^	39,961,291	42,808,121
1.625% due 01/15/15 ^ ‡	46,926,771	46,985,445
1.625% due 01/15/18 ^ ‡	90,982	96,689
1.750% due 01/15/28 ^	22,641,226	25,257,520
1.875% due 07/15/15 ^	24,126,781	24,677,214
1.875% due 07/15/19 ^	7,264,027	7,934,252
2.000% due 01/15/16 ^	61,147,125	63,333,363
2.000% due 01/15/26 ^	118,994,416	135,679,376
2.125% due 01/15/19 ^	13,867,375	15,162,708
2.125% due 02/15/40 ^	14,285,938	17,712,334
2.125% due 02/15/41 ^	652,776	813,624
2.375% due 01/15/25 ^ ‡	71,758,399	84,171,133
2.375% due 01/15/27 ^	91,161,153	108,080,372
2.500% due 01/15/29 ^	266,328	325,628
2.625% due 07/15/17 ^	14,368,876	15,677,247
3.375% due 04/15/32 ^	993,280	1,383,065
3.625% due 04/15/28 ^	14,731	20,039
3.875% due 04/15/29 ^	52,580,241	74,335,316

		1,585,355,584

Total U.S. Treasury Obligations (Cost $1,643,432,040)		1,585,355,584

FOREIGN GOVERNMENT BONDS & NOTES - 13.5%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	3,115,296
Brazil Letras do Tesouro Nacional (Brazil)
12.990% due 01/01/17	BRL 56,700,000	17,793,179
15.001% due 01/01/18	16,800,000	4,682,758
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	47,221,000	17,528,506
10.000% due 01/01/25	10,100,000	3,598,981
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^	EUR 12,387,375	16,450,156
Colombian TES (Colombia) 3.000% due 03/25/33 ^	COP 3,338,900,760	1,431,675
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.500% due 04/15/16 ^	EUR 3,820,872	4,961,954
France Government Bond OAT (France)
0.250% due 07/25/18 ^	8,806,425	11,601,803
0.700% due 07/25/30 ^ ~	399,600	537,933
Hellenic Republic Government (Greece) 4.500% due 07/03/17	JPY 350,000,000	3,151,569
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 4,632,844	6,232,157
2.100% due 09/15/17 ^ ~	694,704	935,279
2.100% due 09/15/21 ^ ~	1,079,330	1,496,710
2.250% due 04/22/17 ^ ~	9,206,256	12,113,434
2.350% due 09/15/24 ^ ~	7,008,190	9,851,178
2.550% due 10/22/16 ^ ~	3,402,312	4,475,629
2.550% due 09/15/41 ^ ~	1,731,824	2,384,928
3.100% due 09/15/26 ^ ~	316,950	475,234
5.500% due 11/01/22	300,000	477,001
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	MXN 9,839,399	797,734
New Zealand Government (New Zealand)
2.000% due 09/20/25 ^ ~	NZD 14,000,000	10,349,867
3.000% due 09/20/30 ^ ~	5,000,000	4,178,296
Spain Government (Spain)
3.800% due 04/30/24 ~	EUR 5,400,000	7,846,749
5.400% due 01/31/23 ~	13,600,000	21,957,809

Total Foreign Government Bonds & Notes (Cost $176,621,076)		168,425,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 0.0%
(See Note (h) in Notes to Schedule of Investments) (Cost $332,564)		$21

SHORT-TERM INVESTMENTS - 22.8%

Foreign Government Issues - 11.4%

Hellenic Republic Treasury Bills (Greece)
1.773% due 10/17/14	EUR 20,000,000	25,241,467
2.179% due 12/12/14	10,800,000	13,617,755
Japan Treasury Bills (Japan)
0.024% due 11/10/14	JPY 10,590,000,000	96,555,508
0.029% due 11/04/14	670,000,000	6,108,794

		141,523,524

U.S. Treasury Bills - 0.4%

0.026% due 03/26/15 ‡	$705,000	704,922
0.030% due 03/26/15 ‡	550,000	549,939
0.037% due 03/19/15 ‡	22,000	21,997
0.038% due 02/19/15 ‡	231,000	230,982
0.041% due 02/12/15 ‡	247,000	246,984
0.041% due 03/05/15 ‡	430,000	429,954
0.041% due 03/12/15 ‡	59,000	58,994
0.042% due 03/05/15 ‡	830,000	829,910
0.042% due 03/12/15 ‡	150,000	149,985
0.046% due 03/05/15 ‡	843,000	842,909
0.048% due 03/05/15 ‡	383,000	382,959
0.053% due 01/08/15 ‡	260,000	259,991
0.067% due 12/11/14 ‡	8,000	8,000

		4,717,526

Repurchase Agreements - 11.0%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $8,791,088; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $8,969,925)	8,791,088	8,791,088
National Bank of Canada 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $91,000,000; collateralized by U.S. Treasury Bills: 2.500% due 12/28/14 and value $49,997,100; and U.S. Treasury Notes: 1.250% due 02/29/20 and value $42,970,625)	91,000,000	91,000,000
Royal Bank of Canada 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $38,000,000; collateralized by U.S. Treasury Inflation Index Notes: 0.125% due 04/15/18 and value $39,975,584)	38,000,000	38,000,000

		137,791,088

Total Short-Term Investments (Cost $294,499,143)		284,032,138

TOTAL INVESTMENTS - 179.6% (Cost $2,319,707,390)		2,240,671,409

TOTAL SECURITIES SOLD SHORT - (22.1%) (See Note (d) in Notes to Schedule of Investments)
(Proceeds $275,795,576)		(275,972,390)

OTHER ASSETS & LIABILITIES, NET - (57.5%)		(716,997,012)

NET ASSETS - 100.0%		$1,247,702,007

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $5,534,454 or 0.4% of the portfolio’s net assets were in default as of September 30, 2014.

(c)	As of September 30, 2014, investments with a total aggregate value of $13,893,684 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	Securities sold short outstanding as of September 30, 2014 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (22.1%)
U.S. Treasury Inflation Protected Securities

0.125% due 07/15/22	$84,182,394	($82,262,025)
0.125% due 01/15/23	63,479,070	(61,495,349)
0.625% due 07/15/21	118,623,469	(121,158,096)
2.000% due 01/15/26	5,485,782	(6,254,862)
2.375% due 01/15/25	4,093,934	(4,802,058)

Total Securities Sold Short (Proceeds $275,795,576)		($275,972,390)

(e)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2014 was $555,120,597 at a weighted average interest rate of 0.126%.

(f)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (03/16)	157	($29,590)
U.S. Treasury 5-Year Notes (12/14)	431	(87,831)
U.S. Treasury 10-Year Notes (12/14)	311	(38,906)

		(156,327)

Short Futures Outstanding
Euro-Bund (11/14)	404	25,270
Euro-Bund (12/14)	286	(189,624)

		(164,354)

Total Futures Contracts		($320,681)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(g)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	12,035,000	USD	10,685,969	10/14	BOA	($148,723)
AUD	11,424,000	USD	9,950,478	11/14	HSB	28,474
BRL	12,597,822	USD	5,139,870	10/14	BNP	6,824
BRL	1,000,717	USD	441,000	10/14	CSF	(32,169)
BRL	25,700,935	USD	10,485,897	10/14	DUB	13,923
BRL	5,714,843	USD	2,331,637	10/14	HSB	3,096
BRL	5,037,589	USD	2,055,320	10/14	JPM	2,729
BRL	51,829,638	USD	22,081,301	10/14	UBS	(906,901)
COP	2,921,866,073	USD	1,440,052	10/14	DUB	1,263
EUR	14,576,000	USD	18,590,536	11/14	BOA	(174,130)
EUR	1,721,372	USD	2,204,000	11/14	CIT	(29,090)
EUR	245,000	USD	317,398	11/14	GSC	(7,846)
EUR	411,000	USD	532,857	11/14	JPM	(13,569)
GBP	1,272,000	USD	2,084,929	12/14	CIT	(24,086)
INR	188,423,820	USD	3,105,000	10/14	CIT	(64,197)
INR	676,705,189	USD	11,141,254	10/14	DUB	(220,518)
INR	142,032,660	USD	2,343,000	10/14	MSC	(50,863)
INR	102,109,049	USD	1,687,000	10/14	SGN	(39,154)
INR	638,535,621	USD	10,508,280	10/14	UBS	(203,528)
INR	1,747,806,339	USD	28,010,336	01/15	CIT	(313,443)
JPY	311,016,315	USD	2,859,000	10/14	CIT	(23,200)
JPY	3,363,200,000	USD	30,897,565	10/14	JPM	(232,418)
JPY	311,016,315	USD	2,856,663	11/14	UBS	(20,235)
MXN	44,247,488	USD	3,308,223	12/14	BNP	(30,877)
MXN	182,327,990	USD	13,807,810	02/15	BNP	(346,860)
MYR	1,752,740	USD	550,000	10/14	BRC	(16,387)
MYR	20,343,685	USD	6,344,119	10/14	CSF	(150,583)
MYR	5,546,772	USD	1,740,000	10/14	JPM	(51,312)
MYR	27,643,197	USD	8,449,701	01/15	UBS	(89,897)
NZD	5,193,000	USD	4,104,874	10/14	BNP	(50,960)
PLN	8,415,961	USD	2,725,597	10/14	BRC	(187,357)
USD	11,161,811	AUD	12,035,000	10/14	SGN	624,565
USD	10,660,627	AUD	12,035,000	11/14	BOA	147,963
USD	5,580,000	BRL	12,597,822	10/14	BNP	433,305
USD	408,289	BRL	1,000,717	10/14	CSF	(542)
USD	11,413,000	BRL	25,700,935	10/14	DUB	913,180
USD	2,386,654	BRL	5,714,843	10/14	HSB	51,921
USD	2,103,817	BRL	5,037,589	10/14	JPM	45,768
USD	19,604,435	BRL	48,050,471	10/14	UBS	(26,030)
USD	1,653,143	BRL	3,779,167	10/14	UBS	109,208
USD	21,152,281	BRL	50,152,058	11/14	UBS	844,487
USD	2,027,000	BRL	4,769,531	01/15	BOA	127,317
USD	8,306,000	BRL	19,756,313	01/15	CSF	437,148
USD	5,305,000	BRL	12,648,710	01/15	GSC	267,075
USD	8,458,198	BRL	20,074,126	01/15	JPM	462,762
USD	740,000	BRL	1,718,576	01/15	UBS	55,499
USD	1,303,548	COP	2,503,789,887	10/14	CSF	68,464
USD	220,458	COP	418,076,186	10/14	GSC	14,227
USD	1,430,534	COP	2,921,866,073	12/14	DUB	(2,372)
USD	116,984,335	EUR	87,305,000	11/14	BOA	6,676,686
USD	3,254,301	EUR	2,432,000	11/14	BRC	181,530
USD	98,654,199	EUR	73,636,000	11/14	CIT	5,616,984
USD	6,938,585	EUR	5,254,000	11/14	HSB	300,290
USD	4,378,265	GBP	2,711,000	12/14	BOA	(13,987)
USD	28,460,997	INR	1,747,806,339	10/14	CIT	254,723
USD	3,130,000	INR	194,279,100	01/15	UBS	51,325
USD	32,307,862	JPY	3,363,200,000	10/14	GSC	1,642,715
USD	2,855,981	JPY	311,016,315	10/14	UBS	20,181
USD	110,225,384	JPY	11,260,000,000	11/14	CIT	7,531,706
USD	30,904,947	JPY	3,363,200,000	11/14	JPM	233,005
USD	7,794,054	MXN	102,723,270	12/14	BNP	185,492
USD	649,010	MXN	8,628,000	12/14	BRC	9,946
USD	3,328,498	MXN	43,656,020	12/14	DUB	94,960
USD	1,476,753	MXN	19,369,458	12/14	JPM	42,085
USD	5,520,000	MXN	73,109,640	12/14	MSC	104,876
USD	3,670,000	MYR	12,022,920	10/14	CIT	9,680
USD	10,000	MYR	32,765	10/14	GSC	25

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	8,501,675	MYR	27,643,197	10/14	UBS	$85,838
USD	4,315,522	NZD	5,193,000	10/14	BRC	261,607
USD	4,091,580	NZD	5,193,000	11/14	BNP	50,943
USD	10,948,848	NZD	13,858,000	11/14	HSB	166,034
USD	332,164	ZAR	3,561,295	10/14	CIT	17,195

Total Forward Foreign Currency Contracts						$24,725,790

(h)	Purchased options outstanding as of September 30, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 5-Year Interest Rate Swap	Receive	1.000%	10/29/14	GSC	EUR 5,400,000	$80,729	$1
Put - 5-Year Interest Rate Swap	Receive	1.000%	11/10/14	GSC	18,100,000	251,835	20

						$332,564	$21

Total Purchased Options						$332,564	$21

(i)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2013	100	563,400,000	800,000	-	$3,113,524
Call Options Written	177	91,534,000	17,600,000	-	917,163
Put Options Written	-	41,273,000	169,400,000	4,700,000	952,386
Call Options Exercised	(177)	(17,300,000)	(6,300,000)	-	(158,941)
Call Options Expired	-	(171,814,000)	-	-	(920,656)
Put Options Expired	(100)	(333,873,000)	(62,400,000)	-	(1,843,389)
Put Options Closed	-	(11,100,000)	(22,400,000)	(4,700,000)	(288,802)

Outstanding, September 30, 2014	-	162,120,000	96,700,000	-	$1,771,285

(j)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - CDX IG 22 5Y	0.850%	12/17/14	CIT	$5,700,000	$6,697	($7,813)
Put - iTraxx Europe 21 5Y	0.850%	12/17/14	GSC	EUR 10,400,000	28,974	(15,173)
Put - CDX IG 22 5Y	0.850%	12/17/14	JPM	$7,300,000	8,395	(10,006)
Put - CDX IG 22 5Y	0.900%	12/17/14	JPM	7,200,000	11,635	(7,938)
Put - CDX IG 22 5Y	0.950%	12/17/14	BOA	800,000	1,460	(707)
Put - CDX IG 22 5Y	0.950%	12/17/14	CIT	1,700,000	3,464	(1,502)
Put - iTraxx Europe 21 5Y	0.950%	12/17/14	GSC	EUR 13,900,000	29,781	(12,404)
Put - CDX IG 22 5Y	0.950%	12/17/14	JPM	$3,100,000	5,475	(2,740)
Put - iTraxx Europe 21 5Y	0.950%	12/17/14	JPM	EUR 2,000,000	3,517	(1,785)
Put - CDX IG 22 5Y	1.000%	12/17/14	CIT	$900,000	1,773	(665)
Put - CDX IG 22 5Y	0.900%	01/21/15	GSC	1,900,000	2,793	(3,217)

					$103,964	($63,950)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 64.50	03/09/15	GSC	$1,000,000	$11,450	($16,783)
Call - INR versus USD	65.00	03/10/15	JPM	6,500,000	76,212	(95,193)
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	4,320,000	102,946	(199,165)

					190,608	(311,141)

Put - INR versus USD	INR 58.50	03/09/15	GSC	1,000,000	1,650	(843)

					$192,258	($311,984)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($3,860)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(3,165)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(22,636)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(2,021)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(39,869)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(4,005)

						$1,064,120	($75,556)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3.200%	11/18/14	JPM	$2,500,000	$6,700	($3,077)

	Based on 3-Month EUR-LIBOR
Call - 10-Year Interest Rate Swap	Receive	1.000%	12/15/14	GSC	EUR 11,700,000	22,710	(25,925)

						29,410	(29,002)

Put - 5-Year Interest Rate Swap	Pay	1.250%	10/29/14	GSC	10,800,000	81,251	(1)
Put - 5-Year Interest Rate Swap	Pay	1.235%	11/10/14	GSC	36,200,000	251,835	(5)
Put - 10-Year Interest Rate Swap	Pay	1.500%	12/15/14	GSC	11,700,000	48,447	(18,584)

						381,533	(18,590)

						$410,943	($47,592)

Total Written Options						$1,771,285	($499,082)

(k)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.046%	$3,000,000	($16,801)	$-	($16,801)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.046%	3,000,000	(23,756)	-	(23,756)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.161%	250,000	(2,954)	-	(2,954)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.131%	4,000,000	(120,575)	208,974	(329,549)
Con-way Inc	3.800%	03/20/18	UBS	0.753%	4,000,000	(418,314)	-	(418,314)

						($582,400)	$208,974	($791,374)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	06/20/15	MSC	3.923%	EUR 700,000	($18,195)	($32,511)	$14,316
Russian Government	1.000%	03/20/19	BOA	2.398%	$300,000	(17,163)	(24,632)	7,469
Russian Government	1.000%	03/20/19	CIT	2.398%	600,000	(34,327)	(50,577)	16,250
Russian Government	1.000%	09/20/19	GSC	2.459%	600,000	(39,322)	(33,011)	(6,311)
Brazilian Government	1.000%	09/20/19	HSB	1.690%	100,000	(3,196)	(1,115)	(2,081)
Russian Government	1.000%	09/20/19	JPM	2.459%	200,000	(13,107)	(11,184)	(1,923)
Brazilian Government	1.000%	09/20/19	JPM	1.690%	3,700,000	(118,249)	(42,121)	(76,128)
Brazilian Government	1.000%	09/20/19	MSC	1.690%	7,100,000	(226,911)	(75,812)	(151,099)
Brazilian Government	1.000%	12/20/19	BOA	1.750%	2,000,000	(72,530)	(54,221)	(18,309)
Indonesia Government	1.000%	12/20/19	BOA	1.642%	700,000	(21,633)	(16,769)	(4,864)
South Africa Government	1.000%	12/20/19	BOA	1.934%	3,400,000	(152,858)	(129,060)	(23,798)
Indonesia Government	1.000%	12/20/19	BRC	1.642%	3,200,000	(98,896)	(74,727)	(24,169)
South Africa Government	1.000%	12/20/19	CIT	1.934%	2,000,000	(89,917)	(72,150)	(17,767)
Brazilian Government	1.000%	12/20/19	GSC	1.750%	2,600,000	(94,289)	(72,977)	(21,312)
Indonesia Government	1.000%	12/20/19	HSB	1.642%	1,100,000	(33,995)	(26,085)	(7,910)
Brazilian Government	1.000%	12/20/19	MSC	1.750%	800,000	(29,012)	(22,644)	(6,368)

						($1,063,600)	($739,596)	($324,004)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 22 5Y	1.000%	06/20/19	ICE	$10,800,000	$175,997	$187,548	($11,551)
iTraxx Europe 21 10Y	1.000%	06/20/24	ICE	EUR 1,300,000	(11,871)	(30,386)	18,515

					$164,126	$157,162	$6,964

					($1,481,874)	($373,460)	($1,108,414)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban consumers NSA	DUB	Receive	1.800%	01/17/16	$600,000	$332	($360)	$692
U.S. CPI Urban consumers NSA	RBS	Receive	1.935%	10/23/16	11,100,000	(62,130)	(17,110)	(45,020)
U.S. CPI Urban consumers NSA	DUB	Receive	1.860%	11/05/16	9,000,000	(28,841)	-	(28,841)
U.S. CPI Urban consumers NSA	BNP	Receive	1.825%	11/29/16	5,500,000	(10,170)	(1,529)	(8,641)
U.S. CPI Urban consumers NSA	DUB	Receive	1.825%	11/29/16	8,000,000	(14,792)	(3,232)	(11,560)
U.S. CPI Urban consumers NSA	DUB	Receive	1.845%	11/29/16	5,200,000	(12,799)	-	(12,799)
U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	6,200,000	(175,440)	-	(175,440)
U.S. CPI Urban consumers NSA	BRC	Receive	1.908%	04/15/17	6,300,000	(47,538)	-	(47,538)
U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	(790,300)	47,258	(837,558)
U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	10,600,000	(298,120)	2,544	(300,664)
U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	(781,863)	20,533	(802,396)
U.S. CPI Urban consumers NSA	GSC	Receive	2.175%	10/01/18	3,600,000	(46,518)	(2,243)	(44,275)
U.S. CPI Urban consumers NSA	GSC	Receive	2.205%	10/11/18	900,000	(12,878)	-	(12,878)
U.S. CPI Urban consumers NSA	DUB	Receive	2.173%	11/01/18	6,600,000	(81,342)	-	(81,342)
6-Month AUD Bank Bills	DUB	Pay	4.000%	06/18/19	AUD 10,000,000	321,164	(14,112)	335,276
1-Month EUR CPTFEMU	BNP	Receive	1.050%	09/15/19	EUR 4,100,000	7,890	6,266	1,624
BRL-CDI-Compounded	DUB	Pay	11.160%	01/04/21	BRL 14,000,000	(156,253)	2,315	(158,568)
BRL-CDI-Compounded	CSF	Pay	11.500%	01/04/21	9,500,000	(62,621)	48,858	(111,479)
BRL-CDI-Compounded	MSC	Pay	11.500%	01/04/21	4,800,000	(31,640)	16,444	(48,084)
BRL-CDI-Compounded	UBS	Pay	11.500%	01/04/21	8,700,000	(57,347)	17,687	(75,034)
France CPI Excluding Tobacco	DUB	Receive	1.950%	07/25/23	EUR 700,000	52,960	6,886	46,074
France CPI Excluding Tobacco	SGN	Receive	1.950%	07/25/23	5,200,000	393,420	67,460	325,960
France CPI Excluding Tobacco	BRC	Receive	2.108%	10/08/23	4,100,000	392,647	52,953	339,694
France CPI Excluding Tobacco	CIT	Receive	2.108%	10/08/23	1,300,000	124,498	16,510	107,988
GBP Retail Price Index	BOA	Receive	3.528%	09/23/44	GBP 1,700,000	(17,536)	3,696	(21,232)

						(1,395,217)	270,824	(1,666,041)

	Exchange
28-Day MXN TIIE	CME	Pay	4.300%	09/01/16	MXN 1,488,300,000	(258,909)	(158,410)	(100,499)
28-Day MXN TIIE	CME	Pay	4.310%	09/06/16	360,000,000	(64,515)	(60,024)	(4,491)
6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 2,790,000,000	(996,475)	(216,374)	(780,101)
6-Month EUR-LIBOR	CME	Receive	2.000%	01/29/24	EUR 350,000	(43,069)	(2,543)	(40,526)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$31,800,000	2,567,113	2,761,690	(194,577)
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	16,200,000	(1,127,124)	621,650	(1,748,774)
3-Month USD-LIBOR	CME	Receive	3.750%	06/18/44	10,700,000	(1,298,128)	(603,576)	(694,552)
3-Month USD-LIBOR	CME	Receive	3.500%	12/17/44	4,000,000	(214,097)	(174,000)	(40,097)
6-Month EUR-LIBOR	CME	Receive	2.000%	03/18/45	EUR 13,950,000	(180,190)	158,720	(338,910)

						(1,615,394)	2,327,133	(3,942,527)

						($3,010,611)	$2,597,957	($5,608,568)

Total Swap Agreements						($4,492,485)	$2,224,497	($6,716,982)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$97,385,014	$-	$97,234,835	$150,179
	Mortgage-Backed Securities	72,790,470	-	69,460,905	3,329,565
	Asset-Backed Securities	32,682,367	-	26,080,301	6,602,066
	U.S. Treasury Obligations	1,585,355,584	-	1,585,355,584	-
	Foreign Government Bonds & Notes	168,425,815	-	168,425,815	-
	Short-Term Investments	284,032,138	-	284,032,138	-
	Derivatives:
	Credit Contracts
	Swaps	175,997	-	175,997	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	28,197,024	-	28,197,024	-
	Interest Rate Contracts
	Futures	25,270	25,270	-	-
	Purchased Options	21	-	21	-
	Swaps	3,860,024	-	3,860,024	-

	Total Interest Rate Contracts	3,885,315	25,270	3,860,045	-

	Total Assets - Derivatives	32,258,336	25,270	32,233,066	-

	Total Assets	2,272,929,724	25,270	2,262,822,644	10,081,810

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(275,972,390)	-	(275,972,390)	-
	Derivatives:
	Credit Contracts
	Written Options	(63,950)	-	(63,950)	-
	Swaps	(1,657,871)	-	(1,657,871)	-

	Total Credit Contracts	(1,721,821)	-	(1,721,821)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,471,234)	-	(3,471,234)	-
	Written Options	(311,984)	-	(311,984)	-

	Total Foreign Currency Contracts	(3,783,218)	-	(3,783,218)	-

	Interest Rate Contracts
	Futures	(345,951)	(345,951)	-	-
	Written Options	(123,148)	-	(123,148)	-
	Swaps	(6,870,635)	-	(6,870,635)	-

	Total Interest Rate Contracts	(7,339,734)	(345,951)	(6,993,783)	-

	Total Liabilities - Derivatives	(12,844,773)	(345,951)	(12,498,822)	-

	Total Liabilities	(288,817,163)	(345,951)	(288,471,212)	-

	Total	$1,984,112,561	($320,681)	$1,974,351,432	$10,081,810

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($1,042,762,966)	$-	($1,042,762,966)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO (Formerly Inflation Protected Portfolio)

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 30.5%
U.S. Treasury Inflation Protected Securities - 30.5%
0.125% due 04/15/16 ^	$97,145	$98,322
0.125% due 04/15/17 ^	398,609	404,198
0.125% due 04/15/18 ^	1,401,725	1,413,881
0.125% due 04/15/19 ^	300	301
0.125% due 01/15/22 ^	24,610,770	24,073,369
0.125% due 07/15/22 ^	21,321,909	20,835,514
0.125% due 01/15/23 ^	10,879,283	10,539,305
0.375% due 07/15/23 ^	11,302,531	11,193,925
0.625% due 07/15/21 ^	21,797,402	22,263,147
0.625% due 01/15/24 ^	26,548,680	26,712,539
0.625% due 02/15/43 ^	4,424,916	3,915,705
0.750% due 02/15/42 ^	3,163,200	2,903,223
1.125% due 01/15/21 ^	3,899,121	4,094,381
1.250% due 07/15/20 ^	23,613,955	25,097,195
1.375% due 07/15/18 ^	552,435	587,372
1.375% due 01/15/20 ^	13,717,037	14,604,364
1.375% due 02/15/44 ^	4,150,497	4,446,220
1.625% due 01/15/18 ^	830,207	882,289
1.750% due 01/15/28 ^	5,720,468	6,381,451
1.875% due 07/15/15 ^	220,480	225,510
1.875% due 07/15/19 ^	970,901	1,060,482
2.000% due 01/15/16 ^	228,076	236,219
2.000% due 01/15/26 ^	36,031	41,082
2.125% due 01/15/19 ^	288,522	315,469
2.125% due 02/15/40 ^	551,155	683,346
2.125% due 02/15/41 ^	1,806,014	2,251,026
2.375% due 01/15/17 ^	189,029	201,966
2.375% due 01/15/25 ^	16,418,840	19,258,791
2.375% due 01/15/27 ^	2,870,875	3,403,669
2.500% due 07/15/16 ^	684,255	726,753
2.500% due 01/15/29 ^	7,368,408	9,009,028
3.625% due 04/15/28 ^	412,457	561,103
3.875% due 04/15/29 ^	6,681,227	9,445,585

		227,866,730

Total U.S. Treasury Obligations (Cost $235,834,324)		227,866,730

FOREIGN GOVERNMENT BONDS & NOTES - 1.2%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,156,600	9,303,229

Total Foreign Government Bonds & Notes (Cost $10,648,143)		9,303,229

SHORT-TERM INVESTMENTS - 58.0%
Certificates of Deposit - 4.7%

Bank of Montreal (Canada) 0.170% due 11/03/14	$4,250,000	4,250,000
0.200% due 10/24/14	5,000,000	5,000,254
Bank of Nova Scotia (Canada) 0.130% due 10/16/14	4,500,000	4,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.080% due 10/07/14	5,000,000	5,000,000
0.190% due 10/10/14	4,000,000	4,000,000
Oversea-Chinese Banking Corp Ltd (United Kingdom) 0.180% due 10/29/14	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp (Belgium) 0.220% due 11/07/14	4,250,000	4,250,218
Wells Fargo Bank NA 0.140% due 10/06/14	4,000,000	4,000,000

		35,000,472

	Principal Amount	Value
Commercial Paper - 21.9%
3M Co 0.061% due 10/16/14	$4,400,000	$4,399,890
Abbot Laboratories 0.101% due 11/18/14	4,250,000	4,249,433
American Honda Finance Corp 0.132% due 10/06/14	4,250,000	4,249,923
Apple Inc 0.091% due 10/15/14	4,250,000	4,249,851
Automatic Data Processing Inc 0.030% due 10/01/14	10,000,000	10,000,000
BMW U.S. Capital LLC 0.091% due 10/01/14	4,250,000	4,250,000
BNZ International Funding Ltd 0.172% due 11/24/14	4,250,000	4,248,916
Caterpillar Financial Services Corp 0.112% due 10/14/14	4,250,000	4,249,831
Chevron Corp 0.091% due 11/19/14	4,250,000	4,249,479
CPPIB Capital Inc (Canada) 0.142% due 10/07/14	4,000,000	3,999,907
General Electric Capital Corp 0.122% due 10/02/14	4,500,000	4,499,985
General Electric Co 0.061% due 10/30/14	5,000,000	4,999,758
Google Inc 0.091% due 10/08/14	4,250,000	4,249,926
Honeywell International Inc 0.122% due 10/21/14	4,000,000	3,999,733
Johnson & Johnson 0.041% due 10/02/14	4,400,000	4,399,995
Kimberly Clark Corp 0.041% due 10/17/14	5,000,000	4,999,911
Merck & Co Inc 0.071% due 10/06/14	4,400,000	4,399,957
Microsoft Corp 0.081% due 10/01/14	4,250,000	4,250,000
Mizuho Funding LLC 0.193% due 10/21/14	4,400,000	4,399,536
Nestle Capital Corp 0.071% due 10/08/14	4,250,000	4,249,942
PACCAR Financial Corp 0.112% due 10/22/14	3,000,000	2,999,808
PepsiCo Inc 0.071% due 11/19/14	4,400,000	4,399,581
Province of Ontario (Canada) 0.051% due 10/31/14	5,000,000	4,999,792
0.101% due 10/16/14	4,250,000	4,249,823
Province of Quebec (Canada) 0.061% due 11/03/14	5,000,000	4,999,725
0.101% due 10/02/14	4,250,000	4,249,988
Reckitt Benckiser Treasury Services PLC (United Kingdom) 0.122% due 10/10/14	4,000,000	3,999,880
The Coca-Cola Co 0.122% due 10/31/14	4,500,000	4,499,550
The Procter & Gamble Co 0.101% due 10/06/14	4,500,000	4,499,938
The Toronto-Dominion Bank (Canada) 0.071% due 11/03/14	10,000,000	9,999,358
Toyota Motor Credit Corp (Japan) 0.132% due 10/07/14	4,250,000	4,249,908
Uninlever Capital Corp 0.061% due 10/20/14	3,000,000	2,999,905
United Overseas Bank Ltd (United Kingdom) 0.172% due 12/01/14	4,400,000	4,398,932
USAA Capital Corp 0.061% due 10/02/14	10,000,000	9,999,983

		163,142,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 27.4%
Fannie Mae
0.030% due 01/05/15	$3,100,000	$3,099,935
0.051% due 10/29/14	4,255,000	4,254,835
0.051% due 11/19/14	9,100,000	9,099,381
0.061% due 11/19/14	10,000,000	9,999,183
0.061% due 11/26/14	10,000,000	9,999,067
0.061% due 12/03/14	10,000,000	9,999,910
0.071% due 01/20/15	7,800,000	7,799,805
0.076% due 10/01/14	5,000,000	5,000,000
Federal Home Loan Bank
0.020% due 10/22/14	4,500,000	4,499,947
0.063% due 10/24/14	15,000,000	14,999,406
0.071% due 10/03/14	5,000,000	4,999,981
0.071% due 11/05/14	8,800,000	8,799,401
0.071% due 11/12/14	4,100,000	4,099,665
0.071% due 11/21/14	15,000,000	14,998,512
0.076% due 11/05/14	10,000,000	9,999,271
0.076% due 11/07/14	10,819,000	10,818,166
Freddie Mac
0.046% due 10/16/14	10,500,000	10,499,803
0.056% due 11/26/14	10,000,000	9,999,144
0.061% due 11/21/14	7,800,000	7,799,337
0.063% due 11/24/14	15,000,000	14,998,605
0.069% due 11/17/14	10,500,000	10,499,068
0.076% due 10/16/14	8,500,000	8,499,734
0.081% due 10/06/14	10,000,000	9,999,889

		204,762,045

Repurchase Agreement - 4.0%
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $29,787,555; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $30,386,363)	29,787,555	29,787,555

Total Short-Term Investments (Cost $432,689,386)		432,692,216

TOTAL INVESTMENTS - 89.7% (Cost $679,171,853)		669,862,175

OTHER ASSETS & LIABILITIES, NET - 10.3%		76,561,601

NET ASSETS - 100.0%		$746,423,776

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
90-Day LIBOR Sterling (12/14)	2,500	($314,625)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (12/14)	552	(101,060)
U.S. Treasury 30-Year Bonds (12/14)	1	91

		(100,969)

Total Futures Contracts		($415,594)

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	78,916,329	USD	129,837,062	11/14	UBS	($1,949,629)
USD	7,240,027	CAD	7,919,070	11/14	JPM	176,473
USD	132,910,013	GBP	78,916,329	11/14	UBS	5,022,580

Total Forward Foreign Currency Contracts						$3,249,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	510	$62,093
Call Options Written	3,730	741,893
Put Options Written	5,982	1,869,207
Call Options Exercised	(472)	(131,747)
Put Options Exercised	(265)	(35,733)
Call Options Closed	(3,258)	(610,146)
Put Options Closed	(6,227)	(1,895,567)

Outstanding, September 30, 2014	-	$-

(e)	Swap agreements outstanding as of September 30, 2014 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 20bp	BRC	02/26/15	$382,834,134	($1,851,309)	$-	($1,851,309)

Total Swap Agreements					($1,851,309)	$-	($1,851,309)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$227,866,730	$-	$227,866,730	$-
	Foreign Government Bonds & Notes	9,303,229	-	9,303,229	-
	Short-Term Investments	432,692,216	-	432,692,216	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,199,053	-	5,199,053	-
	Interest Rate Contracts
	Futures	91	91	-	-

	Total Assets - Derivatives	5,199,144	91	5,199,053	-

	Total Assets	675,061,319	91	675,061,228	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,949,629)	-	(1,949,629)	-
	Interest Rate Contracts
	Futures	(415,685)	(415,685)	-	-
	Swaps	(1,851,309)	-	(1,851,309)	-

	Total Interest Rate Contracts	(2,266,994)	(415,685)	(1,851,309)	-

	Total Liabilities - Derivatives	(4,216,623)	(415,685)	(3,800,938)	-

	Total Liabilities	(4,216,623)	(415,685)	(3,800,938)	-

	Total	$670,844,696	($415,594)	$671,260,290	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Ally Financial Inc ~	1,500	$1,508,906

Total Preferred Stocks (Cost $1,421,250)		1,508,906

CONVERTIBLE PREFERRED STOCKS - 0.5%

Financials - 0.5%

Wells Fargo & Co 7.500%	18,000	21,645,180

Total Convertible Preferred Stocks (Cost $12,819,418)		21,645,180

	Principal Amount

CORPORATE BONDS & NOTES - 23.6%

Consumer Discretionary - 0.7%

DISH DBS Corp
6.625% due 10/01/14	$1,900,000	1,900,000
7.125% due 02/01/16	2,891,000	3,071,687
General Motors Co-Escrow Receipts 8.375% due 07/31/99 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,196,010
MGM Resorts International 6.625% due 07/15/15	16,283,000	16,771,490

		32,939,187

Consumer Staples - 0.2%

Reynolds American Inc 6.750% due 06/15/17	7,100,000	8,018,690

Energy - 1.2%

CNPC General Capital Ltd (United Kingdom) 1.133% due 05/14/17 § ~	13,700,000	13,740,347
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,526,810
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,039,120
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	3,850,000	3,980,900
Petrobras International Finance Co SA (Luxembourg)
5.375% due 01/27/21	4,100,000	4,161,090
5.875% due 03/01/18	11,600,000	12,551,200
7.875% due 03/15/19	2,100,000	2,418,024
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,110,250
Rosneft Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	418,000
7.875% due 03/13/18 ~	3,200,000	3,428,000
Transocean Inc (Luxembourg) 4.950% due 11/15/15	6,400,000	6,647,731

		55,021,472

Financials - 18.9%

Ally Financial Inc
2.750% due 01/30/17	2,900,000	2,849,250
4.625% due 06/26/15	1,800,000	1,829,520

	Principal Amount	Value
5.500% due 02/15/17	$9,200,000	$9,591,000
6.750% due 12/01/14	3,500,000	3,530,625
7.500% due 09/15/20	2,700,000	3,118,500
8.300% due 02/12/15	1,000,000	1,022,500
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	23,105,386
American International Group Inc
5.050% due 10/01/15	7,200,000	7,516,699
5.450% due 05/18/17	4,400,000	4,852,100
5.600% due 10/18/16	6,820,000	7,427,914
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,526,250
Banco Santander Brasil SA (Brazil)
4.250% due 01/14/16 ~	8,400,000	8,715,252
4.500% due 04/06/15 ~	1,000,000	1,013,750
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	8,966,750
Bank of America Corp
0.564% due 08/15/16 §	2,800,000	2,783,813
1.053% due 03/22/16 §	7,900,000	7,957,962
4.500% due 04/01/15	10,700,000	10,909,356
5.000% due 01/15/15	10,700,000	10,839,207
6.500% due 08/01/16	10,700,000	11,682,795
6.875% due 04/25/18	10,100,000	11,660,581
Bank of America NA
0.534% due 06/15/17 §	9,600,000	9,540,499
0.654% due 05/08/17 §	4,400,000	4,403,898
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,832,348
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,787,469
6.250% due 02/16/21 ~	4,100,000	4,575,456
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,661,772
Barclays Bank PLC (United Kingdom) 10.179% due 06/12/21 ~	19,400,000	26,486,762
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,314,000
BNP Paribas SA (France) 0.547% due 11/07/15 §	21,000,000	21,005,712
BPCE SA (France) 0.801% due 11/18/16 §	28,600,000	28,717,088
CIT Group Inc
4.750% due 02/15/15 ~	1,466,000	1,483,409
5.250% due 03/15/18	1,500,000	1,548,750
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,146,808
Citigroup Inc
0.502% due 06/09/16 §	10,900,000	10,845,391
1.025% due 04/01/16 §	500,000	503,734
1.194% due 07/25/16 §	500,000	505,363
1.250% due 01/15/16	3,100,000	3,113,339
2.250% due 08/07/15	3,200,000	3,234,851
2.650% due 03/02/15	1,100,000	1,109,890
4.700% due 05/29/15	7,400,000	7,602,819
5.500% due 10/15/14	10,845,000	10,865,237
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,103,581
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
0.515% due 11/23/16 §	22,700,000	22,710,238
0.565% due 04/28/17 §	10,900,000	10,901,352
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,003,460
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,897,528
Ford Motor Credit Co LLC
0.684% due 11/08/16 §	15,700,000	15,701,444
0.753% due 09/08/17 §	2,300,000	2,304,313
2.750% due 05/15/15	5,800,000	5,876,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
3.875% due 01/15/15	$3,275,000	$3,306,669
3.984% due 06/15/16	700,000	733,415
7.000% due 04/15/15	5,270,000	5,452,015
8.000% due 12/15/16	500,000	569,276
8.700% due 10/01/14	700,000	700,000
12.000% due 05/15/15	33,837,000	36,239,867
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,117,901
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	16,983,671
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	$26,700,000	28,149,757
ING Bank NV (Netherlands) 0.574% due 01/04/16 § ~	35,600,000	35,646,565
JPMorgan Chase & Co
1.875% due 03/20/15	7,100,000	7,149,118
3.150% due 07/05/16	4,100,000	4,244,119
3.700% due 01/20/15	4,400,000	4,443,828
4.750% due 03/01/15	2,200,000	2,239,752
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 10,800,000	24,861,959
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,817,500
Macquarie Bank Ltd (Australia) 3.450% due 07/27/15 ~	2,700,000	2,763,617
Metropolitan Life Global Funding I 0.363% due 06/23/16 § ~	21,400,000	21,420,202
Mizuho Bank Ltd (Japan) 0.684% due 09/25/17 § ~	700,000	700,095
Morgan Stanley
0.714% due 10/15/15 §	6,800,000	6,822,882
1.514% due 04/25/18 §	2,300,000	2,366,753
4.200% due 11/20/14	9,900,000	9,905,861
6.000% due 04/28/15	19,800,000	20,412,533
National Australia Bank Ltd (Australia) 0.513% due 06/30/17 § ~	25,900,000	25,938,798
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	615,697
Navient LLC
3.875% due 09/10/15	1,475,000	1,492,516
5.050% due 11/14/14	350,000	350,875
6.000% due 01/25/17	430,000	450,963
6.250% due 01/25/16	5,935,000	6,175,367
Nykredit Realkredit AS (Denmark) 2.000% due 04/01/15	DKK 2,000,000	342,424
Principal Life Global Funding II 1.200% due 05/19/17 ~	$17,500,000	17,375,837
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	33,000,000	33,496,980
6.990% § ± ~	3,000,000	3,440,625
Sberbank of Russia (Luxembourg)
5.400% due 03/24/17 ~	900,000	913,950
5.499% due 07/07/15 ~	7,500,000	7,656,075
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,325,000
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,316,821
The Bank of Nova Scotia (Canada)
1.250% due 04/11/17	36,700,000	36,667,190
1.650% due 10/29/15 ~	3,200,000	3,241,024
1.950% due 01/30/17 ~	600,000	612,365
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	19,470,968
7.250% due 02/01/18	10,900,000	12,691,448
The Blackstone Group LP 9.296% due 03/18/19 ~	1,900,000	1,900,413
The Goldman Sachs Group Inc
0.632% due 07/22/15 §	9,600,000	9,615,187
3.300% due 05/03/15	15,800,000	16,054,127

	Principal Amount	Value
The Korea Development Bank (South Korea) 3.500% due 08/22/17	$3,100,000	$3,258,364
The Royal Bank of Scotland PLC (United Kingdom) 4.875% due 03/16/15	4,500,000	4,592,074
Vesey Street Investment Trust I 4.404% due 09/01/16	4,300,000	4,558,654
Wells Fargo Bank NA 0.619% due 11/03/14 §	17,100,000	17,106,105

		858,389,379

Industrials - 0.5%

International Lease Finance Corp
4.875% due 04/01/15	2,700,000	2,745,562
5.750% due 05/15/16	1,500,000	1,570,313
6.750% due 09/01/16 ~	1,770,000	1,916,025
8.625% due 09/15/15	5,800,000	6,141,330
Masco Corp 6.125% due 10/03/16	8,200,000	8,851,900
UAL Equipment Trust AB 10.850% due 02/19/15 Y	402,981	191,920
UAL Pass-Through Trust ‘A’
9.350% due 04/07/16 Y	38,148	8,965
9.560% due 10/19/18 Y	675,573	165,515

		21,591,530

Information Technology - 0.0%

Apple Inc 2.850% due 05/06/21	2,000,000	2,007,810

Materials - 0.3%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,112,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	2,900,000	3,066,750
Glencore Canada Corp (Canada) 5.375% due 06/01/15	60,000	61,857
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,573,290
Rohm & Haas Co 6.000% due 09/15/17	2,868,000	3,210,241

		13,024,138

Telecommunication Services - 1.4%

BellSouth Corp 4.182% due 04/26/21 ~	41,500,000	42,357,224
Ooredoo International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	311,250
Qwest Corp 6.875% due 09/15/33	1,386,000	1,390,072
Verizon Communications Inc
0.632% due 06/09/17 §	17,900,000	17,954,649
1.764% due 09/15/16 §	3,280,000	3,364,322
2.500% due 09/15/16	1,000,000	1,026,509

		66,404,026

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,521,000
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,111,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	5,794,270

		16,426,770

Total Corporate Bonds & Notes (Cost $1,046,932,601)		1,073,823,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.5%

Consumer Discretionary - 0.3%

Chrysler Group LLC Term B 3.500% due 05/24/17 §	$8,577,835	$8,525,561
MGM Resorts International Term A 2.904% due 12/20/17 §	5,885,025	5,846,408

		14,371,969

Health Care - 0.2%
HCA Inc Term B5 2.904% due 03/31/17 §	9,875,063	9,821,570

Total Senior Loan Notes (Cost $24,375,265)		24,193,539

MORTGAGE-BACKED SECURITIES - 23.9%

Collateralized Mortgage Obligations - Commercial - 4.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	280,562	300,747
5.617% due 07/10/46 " §	14,954,029	16,002,134
Bcrr Trust 5.858% due 07/17/40 " § ~	15,042,705	15,848,144
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	806,515	860,564
5.700% due 06/11/50 "	5,700,000	6,267,982
5.897% due 06/11/40 " §	21,095,088	23,137,019
Capmark Mortgage Securities Inc (IO) 1.089% due 05/15/35 " §	440,666	12,030
Citigroup-Deutsche Bank Commercial Mortgage Trust 5.481% due 01/15/46 " §	20,914,918	21,901,381
Commercial Mortgage Trust
4.799% due 08/10/42 " §	85,983	86,155
5.444% due 03/10/39 "	6,200,000	6,684,378
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/39 "	2,454,501	2,624,715
5.467% due 09/15/39 "	30,507,808	32,505,704
JP Morgan Chase Commercial Mortgage Securities Trust 5.703% due 02/12/49 " §	5,660,000	6,159,775
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,204,517	1,334,340
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,142,982
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	22,285,918	23,976,038
5.731% due 07/12/44 " §	5,283,522	5,609,937
Morgan Stanley Re-REMIC Trust 5.797% due 08/12/45 " § ~	608,830	662,821
Silenus European Loan Conduit Ltd (Ireland) 0.348% due 05/15/19 " § ~	EUR 170,822	213,384
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/20 " § ~	$2,195,624	2,185,425
5.342% due 12/15/43 "	16,200,000	17,478,569
5.557% due 03/15/45 " §	28,831,743	30,426,008

		220,420,232

Collateralized Mortgage Obligations - Residential - 5.1%

Adjustable Rate Mortgage Trust 2.735% due 09/25/35 " §	2,137,231	1,941,914
Alternative Loan Trust
0.345% due 10/25/46 " §	2,253,422	2,195,568
0.435% due 02/25/37 " §	285,869	231,417

	Principal Amount	Value
Alternative Loan Trust (IO) 4.846% due 05/25/35 " §	$6,318,555	$836,305
Arran Residential Mortgages Funding PLC (United Kingdom) 1.598% due 05/16/47 " § ~	EUR 5,348,568	6,826,120
Banc of America Funding Ltd 0.417% due 10/03/39 " § ~	$13,251,644	13,187,203
Banc of America Funding Trust
0.367% due 08/25/47 " § Y ~	14,526,785	10,852,615
2.631% due 05/25/35 " §	3,559,861	3,663,543
2.640% due 02/20/36 " §	2,992,642	2,993,549
2.826% due 01/20/47 " § Y	375,657	292,847
BCAP LLC Trust
0.325% due 01/25/37 " § Y	2,669,002	2,043,004
5.050% due 03/26/37 " § ~	834,585	824,734
5.250% due 02/26/36 " ~	4,179,798	3,864,248
5.250% due 08/26/37 " ~	8,572,203	8,969,662
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/35 " §	31,627	32,267
2.264% due 08/25/35 " §	1,046,744	1,064,718
2.430% due 10/25/35 " §	923,619	918,154
2.441% due 08/25/33 " §	3,829,598	3,924,915
2.504% due 04/25/33 " §	13,804	14,087
2.560% due 01/25/35 " §	627,142	627,707
2.580% due 03/25/35 " §	4,283,201	4,336,953
2.790% due 02/25/34 " §	529,885	524,293
Bear Stearns ALT-A Trust
0.995% due 11/25/34 " §	730,125	719,488
2.356% due 01/25/36 " § Y	4,618,128	3,612,253
2.555% due 05/25/35 " §	3,818,322	3,751,952
2.583% due 11/25/36 " §	4,839,622	3,361,989
2.617% due 09/25/35 " §	6,244,240	5,470,660
Bear Stearns Structured Products Inc Trust
2.509% due 01/26/36 " §	2,142,804	1,705,351
2.555% due 12/26/46 " §	1,468,125	1,130,456
Citigroup Mortgage Loan Trust Inc
2.280% due 09/25/35 " §	1,265,219	1,274,265
2.500% due 10/25/35 " §	152,942	150,606
2.564% due 08/25/35 " §	1,432,698	974,127
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/35 " §	1,878,659	1,806,101
2.313% due 02/20/36 " §	1,890,692	1,759,279
2.557% due 05/20/34 " §	2,171,920	2,094,863
2.624% due 08/25/34 " §	333,805	299,096
Credit Suisse First Boston Mortgage Securities Corp 0.798% due 03/25/32 " § ~	290,564	275,496
Downey Savings & Loan Association Mortgage Loan Trust 2.566% due 07/19/44 " §	1,365,939	1,370,242
Fannie Mae
0.215% due 07/25/37 " §	493,341	483,848
0.554% due 04/18/28 " §	145,530	147,020
0.604% due 10/18/30 " §	998	1,011
0.655% due 03/25/17 " §	14,925	14,990
0.755% due 05/25/40 " §	4,488,788	4,531,707
5.000% due 03/25/21 "	42,859	44,633
6.370% due 10/25/42 " §	1,313,075	1,457,935
Fannie Mae (IO) 6.546% due 10/25/35 " §	9,551	1,563
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/34 " §	7,215,501	7,160,342
2.224% due 03/25/35 " §	1,596,750	1,298,503
2.239% due 09/25/35 " §	168,614	149,668
6.000% due 01/25/35 "	110,409	107,175
First Horizon Mortgage Pass-Through Trust 2.612% due 08/25/35 " §	322,372	306,251

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac
0.504% due 12/15/29 " §	$22,649	$22,771
3.500% due 07/15/32 "	48,641	50,090
7.000% due 09/15/21 "	32,691	36,109
7.500% due 01/15/23 - 09/20/26 "	942,993	1,072,118
Freddie Mac Structured Pass-Through Securities
1.318% due 10/25/44 " §	2,279,731	2,361,935
1.518% due 07/25/44 " §	11,733,939	12,163,653
Government National Mortgage Association 7.000% due 02/16/29 "	105,794	113,074
GreenPoint Mortgage Funding Trust 0.425% due 11/25/45 " §	73,951	59,021
Greenpoint Mortgage Pass-Through Certificates 2.795% due 10/25/33 " §	877,602	865,527
GSR Mortgage Loan Trust 2.660% due 09/25/35 " §	132,048	133,482
HarborView Mortgage Loan Trust
0.893% due 02/19/34 " §	22,661	22,575
2.714% due 07/19/35 " §	1,130,117	1,022,120
Impac CMB Trust 0.695% due 05/25/35 " §	162,245	151,793
Impac Secured Assets Trust 0.325% due 01/25/37 " §	2,314,391	1,978,149
IndyMac ARM Trust 1.707% due 01/25/32 " §	39,430	38,431
IndyMac INDX Mortgage Loan Trust 2.544% due 12/25/34 " §	210,870	197,668
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,794,235	2,499,991
JPMorgan Mortgage Trust
2.646% due 02/25/35 " §	361,373	359,308
5.750% due 01/25/36 " Y	221,067	207,104
Lehman Mortgage Trust 5.750% due 02/25/37 " Y	16,326,515	12,904,363
MASTR Adjustable Rate Mortgages Trust 2.643% due 04/21/34 " §	81,322	83,352
MASTR Alternative Loan Trust 0.555% due 03/25/36 " § Y	908,446	268,961
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	37,140	38,782
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/36 " §	979,549	908,459
0.405% due 11/25/35 " §	144,046	137,928
1.156% due 10/25/35 " §	388,193	372,564
2.148% due 12/25/34 " §	385,204	384,348
2.350% due 10/25/35 " §	1,158,634	1,177,407
2.458% due 06/25/35 " §	146,111	143,419
PHH Alternative Mortgage Trust 0.315% due 02/25/37 " §	27,868,121	23,145,561
Provident Funding Mortgage Loan Trust 2.489% due 04/25/34 " §	8,869	8,959
Reperforming Loan REMIC Trust 0.495% due 06/25/35 " § ~	5,050,335	4,557,539
Residential Accredit Loans Inc Trust
0.335% due 06/25/46 " §	2,125,245	978,285
0.365% due 04/25/46 " §	214,295	107,841
5.750% due 01/25/33 "	27,332	27,692
6.000% due 06/25/36 " Y	7,055,461	5,749,728
Residential Asset Securitization Trust 0.555% due 01/25/46 " § Y	1,839,852	1,006,756
Residential Asset Securitization Trust (IO) 4.796% due 11/25/35 " §	5,715,765	761,354
Residential Funding Mortgage Securities I Trust 2.956% due 09/25/35 " § Y	1,208,394	1,023,158
Sequoia Mortgage Trust 0.504% due 07/20/33 " §	1,222,318	1,172,236

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
2.489% due 01/25/35 " §	$935,728	$918,794
2.530% due 08/25/35 " §	263,881	248,976
Structured Asset Mortgage Investments I Trust
0.813% due 09/19/32 " §	132,980	130,675
0.993% due 10/19/33 " §	5,599	5,331
Structured Asset Mortgage Investments II Trust
0.365% due 05/25/46 " §	1,627,671	1,247,720
0.375% due 05/25/36 " §	1,348,733	1,016,532
0.385% due 05/25/45 " §	402,252	368,757
0.403% due 07/19/35 " §	1,166,937	1,099,992
0.435% due 02/25/36 " §	1,711,901	1,379,263
0.443% due 07/19/34 " §	43,032	43,038
Suntrust Alternative Loan Trust (IO) 4.946% due 12/25/35 " §	16,187,401	2,176,404
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 12/25/45 " §	104,585	100,831
0.445% due 10/25/45 " §	110,213	106,073
0.465% due 01/25/45 " §	1,321,381	1,270,894
0.475% due 01/25/45 " §	75,777	73,463
1.515% due 08/25/42 " §	66,369	64,421
1.926% due 02/27/34 " §	1,079,284	1,071,630
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.696% due 11/25/35 " §	26,560,199	3,922,676
4.796% due 11/25/35 " §	7,788,494	1,038,156
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
2.027% due 02/25/33 " §	5,710	5,718
2.225% due 02/25/33 " §	71,088	71,297
Wells Fargo Mortgage-Backed Securities Trust
2.595% due 10/25/33 " §	167,620	170,625
2.603% due 03/25/36 " §	279,144	273,378
2.610% due 02/25/35 " §	74,357	75,159
2.610% due 04/25/36 " § Y	2,195,253	2,159,462
2.610% due 07/25/36 " § Y	5,572,472	5,441,508
2.615% due 12/25/34 " §	784,589	804,658
2.615% due 01/25/35 " §	1,214,756	1,222,276
2.615% due 03/25/36 " §	10,508,579	10,546,494
5.594% due 04/25/36 " §	928,656	313,743

		231,308,248

Fannie Mae - 11.7%

1.318% due 08/01/42 - 10/01/44 " §	1,859,192	1,910,293
1.753% due 09/01/35 " §	455,278	484,309
1.787% due 07/01/33 " §	27,096	29,061
1.820% due 02/01/33 " §	581,253	608,894
1.847% due 07/01/35 " §	2,900,707	3,074,738
1.911% due 07/01/33 " §	52,766	55,510
1.925% due 09/01/33 " §	64,733	68,345
1.932% due 03/01/33 " §	573,435	599,660
1.951% due 08/01/35 " §	769,041	809,865
1.977% due 12/01/34 " §	2,566,955	2,703,618
1.998% due 08/01/36 " §	975,189	1,043,109
2.040% due 04/01/35 " §	1,188,810	1,253,391
2.050% due 02/01/33 " §	11,051	11,622
2.123% due 03/01/34 " §	24,082	25,657
2.138% due 11/01/34 " §	23,766	24,988
2.150% due 01/01/34 " §	19,310	20,407
2.180% due 04/01/34 " §	63,859	66,093
2.195% due 01/01/25 " §	71,317	71,785
2.205% due 08/01/34 " §	8,996	9,659
2.220% due 04/01/27 " §	12,372	12,459
2.239% due 01/01/23 " §	91,428	96,206
2.266% due 12/01/22 " §	22,412	23,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
2.310% due 08/01/22 "	$1,200,000	$1,173,279
2.311% due 03/01/33 " §	25,536	27,267
2.325% due 11/01/23 " §	77	78
2.485% due 11/01/34 " §	6,459,475	6,943,445
2.625% due 06/01/34 " §	16,505	17,233
2.870% due 09/01/27 "	4,800,000	4,588,903
3.000% due 12/01/26 - 10/01/29 "	12,836,818	13,240,368
3.266% due 05/01/36 " §	60,907	63,923
3.330% due 11/01/21 "	380,579	396,681
3.463% due 05/01/36 " §	54,884	58,302
3.500% due 10/01/29 "	26,000,000	27,334,531
3.559% due 05/01/36 " §	1,907,851	2,028,934
4.000% due 01/01/15 - 10/01/44 "	36,340,110	38,520,919
4.500% due 03/01/18 - 11/01/44 "	131,430,087	141,762,831
4.501% due 09/01/34 " §	613,874	655,399
4.979% due 09/01/35 " §	270,854	290,277
5.000% due 01/01/23 - 11/01/44 "	120,409,099	132,734,108
5.127% due 12/01/34 " §	12,091	12,909
5.342% due 01/01/36 " §	255,026	273,624
5.500% due 08/01/18 - 11/01/44 "	50,967,332	56,316,632
6.000% due 04/01/16 - 11/01/44 "	77,773,443	88,050,764
6.500% due 12/01/14 - 09/01/37 "	2,157,737	2,411,512
7.500% due 01/01/33 "	43,616	50,641
8.000% due 05/01/30 - 08/01/30 "	12,698	13,435
8.500% due 07/01/32 "	4,381	5,069

		529,974,324

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	125,541	124,244
7.430% due 10/01/20 - 11/01/22 "	22,529	22,353

		146,597

Freddie Mac - 1.8%

1.983% due 09/01/35 " §	618,287	646,876
2.262% due 01/01/28 " §	8,678	8,730
2.362% due 05/01/23 " §	4,324	4,399
2.374% due 03/01/32 " §	289,537	308,065
2.375% due 05/01/32 - 07/01/32 " §	34,847	35,434
3.589% due 06/01/17 " §	916	916
4.000% due 11/01/40 - 11/01/44 "	7,482,595	7,866,153
4.500% due 11/01/44 "	52,000,000	55,958,909
5.500% due 03/01/23 - 05/01/40 "	15,683,165	17,538,662
6.000% due 03/03/18 - 10/01/22 "	694,291	782,677
6.500% due 07/01/15 - 05/01/17 "	219,858	227,665
7.000% due 10/01/37 "	126,801	140,883

		83,519,369

Government National Mortgage Association - 0.5%

1.625% due 05/20/22 - 03/20/33 " §	4,548,486	4,689,166
2.000% due 10/20/24 - 09/20/30 " §	123,262	128,498
2.125% due 09/20/22 - 03/20/29 " §	114,202	116,256
2.500% due 11/20/24 - 02/20/25 " §	147,485	154,360
3.000% due 08/20/20 " §	56,638	56,959
5.000% due 05/15/33 - 11/15/41 "	13,326,350	14,709,812
6.000% due 06/15/38 - 09/15/38 "	47,032	53,050
6.500% due 11/15/38 "	29,469	33,454
7.500% due 07/15/31 - 12/15/31 "	54,897	65,350
8.000% due 12/15/29 - 08/15/32 "	473,492	545,810
8.500% due 09/15/16 - 12/15/30 "	478,164	508,266
9.000% due 02/15/17 - 04/15/20 "	9,416	10,410
10.000% due 07/15/22 - 02/15/25 "	6,064	6,905

		21,078,296

Total Mortgage-Backed Securities (Cost $1,064,978,142)		1,086,447,066

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.7%

Access Group Inc 1.534% due 10/27/25 " §	$14,405,189	$14,496,237
ACE Securities Corp Home Equity Loan Trust 0.485% due 11/25/35 " §	5,637,576	5,513,133
Ally Auto Receivables Trust 0.680% due 07/17/17 "	18,100,000	18,108,136
Bear Stearns Asset-Backed Securities I Trust 0.265% due 11/25/36 " §	1,247,698	1,195,704
CIFC Funding Ltd (Cayman) 1.382% due 08/14/24 " § ~	19,000,000	19,000,000
Citigroup Mortgage Loan Trust 0.295% due 12/25/36 " §	13,573,740	12,129,358
Countrywide Asset-Backed Certificates 0.605% due 03/25/47 " § Y ~	3,841,737	2,602,616
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	66,876	69,089
EFS Volunteer No 2 LLC 1.035% due 07/26/27 " § ~	5,341,334	5,385,948
FBR Securitization Trust 0.920% due 09/25/35 " §	28,530,000	20,155,931
Ford Credit Auto Owner Trust 0.180% due 07/15/15 " ~	18,477,163	18,477,348
Fremont Home Loan Trust 0.325% due 02/25/36 " §	2,385,564	2,084,012
GE-WMC Mortgage Securities Trust 0.195% due 08/25/36 " §	2,054	1,020
Hillmark Funding Ltd (Cayman) 0.484% due 05/21/21 " § ~	15,447,517	15,291,565
Home Equity Mortgage Loan Asset-Backed Trust 0.475% due 04/25/47 " §	8,500,000	6,081,606
Imc Home Equity Loan Trust 6.688% due 08/20/29 " §	6,852	6,811
Lehman ABS Mortgage Loan Trust 0.245% due 06/25/37 " § ~	1,768,293	1,137,062
Lehman XS Trust 0.325% due 02/25/37 " §	8,135,303	4,488,873
Long Beach Mortgage Loan Trust 0.715% due 10/25/34 " §	17,007	15,592
Mid-State Trust IV 8.330% due 04/01/30 "	1,142,712	1,158,672
Mid-State Trust VI 7.340% due 07/01/35 "	1,069,146	1,154,440
Mid-State Trust VIII 7.791% due 03/15/38 "	497,961	495,373
Morgan Stanley ABS Capital I Inc Trust
0.335% due 03/25/37 " §	3,907,164	2,302,097
0.405% due 03/25/37 " §	6,542,229	3,887,098
Option One Mortgage Loan Trust 0.375% due 02/25/37 " §	21,488,674	12,866,687
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.705% due 07/25/35 " §	6,700,000	5,208,540
Penta SA CLO (Luxembourg) 0.614% due 06/04/24 " § ~	EUR 1,742,953	2,188,417
People’s Choice Home Loan Securities Trust 0.415% due 12/25/35 " § Y	$2,157,806	1,915,875
RAAC Trust 0.805% due 06/25/47 " §	2,828,640	2,357,584
RASC Trust
0.315% due 11/25/36 " §	1,911,541	1,638,803
0.565% due 01/25/36 " §	3,500,000	3,050,453
Renaissance Home Equity Loan Trust 1.035% due 08/25/33 " §	341,242	323,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 0.595% due 08/25/35 " § Y	$12,700,000	$7,942,605
SLM Student Loan Trust 0.684% due 01/25/17 " §	532,192	532,413
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.735% due 01/25/33 " §	21,340	19,954
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	19,000,000	18,982,292

Total Asset-Backed Securities (Cost $209,430,782)		212,264,394

U.S. GOVERNMENT AGENCY ISSUES - 2.7%

Fannie Mae
0.875% due 08/28/17	3,600,000	3,577,586
0.875% due 02/08/18	7,600,000	7,487,915
0.875% due 05/21/18	1,400,000	1,371,510
1.125% due 04/27/17 ‡	10,500,000	10,555,839
1.250% due 01/30/17	3,400,000	3,432,303
1.875% due 09/18/18 ‡	600,000	606,476
5.000% due 05/11/17 ‡	2,700,000	2,981,710
5.375% due 06/12/17 ‡	5,300,000	5,917,540
Freddie Mac
0.875% due 03/07/18	1,700,000	1,671,819
1.000% due 03/08/17 ‡	37,200,000	37,310,633
1.000% due 09/29/17	18,000,000	17,928,072
1.250% due 08/01/19	12,500,000	12,142,550
1.250% due 10/02/19	12,400,000	12,063,315
2.375% due 01/13/22	1,600,000	1,592,064
3.750% due 03/27/19	3,100,000	3,358,878
Small Business Administration Participation Certificates 6.120% due 09/01/21	364,962	394,760

Total U.S. Government Agency Issues (Cost $122,901,655)		122,392,970

U.S. TREASURY OBLIGATIONS - 9.8%

U.S. Treasury Bonds - 0.9%

3.125% due 08/15/44	39,000,000	38,384,541

U.S. Treasury Inflation Protected Securities - 8.9%

0.125% due 01/15/22 ^ ‡	92,318,282	90,302,420
0.125% due 07/15/22 ^	35,225,700	34,422,131
0.625% due 07/15/21 ^ ‡	9,725,320	9,933,121
1.125% due 01/15/21 ^ ‡	29,080,038	30,536,308
1.250% due 07/15/20 ^ ‡	1,092,480	1,161,101
1.750% due 01/15/28 ^	39,349,542	43,896,263
2.000% due 01/15/26 ^	27,729,240	31,616,741
2.375% due 01/15/25 ^	94,291,416	110,600,908
2.375% due 01/15/27 ^	9,333,297	11,065,426
2.500% due 01/15/29 ^	25,190,190	30,798,937
3.625% due 04/15/28 ^	883,836	1,202,363
3.875% due 04/15/29 ^	7,246,450	10,244,669

		405,780,388

Total U.S. Treasury Obligations (Cost $453,915,671)		444,164,929

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 15.2%

Autonomous Community of Valencia (Spain) 4.375% due 07/16/15	EUR 400,000	$519,878
Brazil Letras do Tesouro Nacional (Brazil)
11.016% due 07/01/15	BRL 35,000,000	13,173,012
11.074% due 04/01/15	46,000,000	17,806,017
11.450% due 10/01/15	179,950,000	65,671,403
12.483% due 01/01/17	9,000,000	2,824,314
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,492,345
Italy Buoni Poliennali Del Tesoro (Italy)
1.150% due 05/15/17	EUR 21,700,000	27,832,337
2.250% due 05/15/16	24,900,000	32,410,124
2.750% due 12/01/15	23,900,000	31,065,738
3.000% due 11/01/15	8,200,000	10,660,826
3.750% due 08/01/15	12,300,000	15,985,429
3.750% due 04/15/16	25,300,000	33,619,562
3.750% due 08/01/16	22,800,000	30,564,280
4.500% due 07/15/15	3,800,000	4,961,722
4.750% due 09/15/16	14,400,000	19,715,258
4.750% due 06/01/17	11,600,000	16,269,558
Italy Certificati di Credito del Tesoro (Italy)
0.843% due 04/29/16	19,000,000	23,851,571
0.940% due 12/31/15	300,000	377,409
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,746,773
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 1,307,240,000	98,761,761
Province of Ontario (Canada)
1.000% due 07/22/16	$2,500,000	2,513,015
1.600% due 09/21/16	4,400,000	4,471,377
1.650% due 09/27/19	17,200,000	16,852,302
3.000% due 07/16/18	2,500,000	2,621,628
3.150% due 06/02/22	CAD 11,300,000	10,417,653
4.000% due 06/02/21	16,300,000	15,915,186
4.200% due 03/08/18	1,000,000	967,963
4.200% due 06/02/20	10,800,000	10,643,007
4.300% due 03/08/17	800,000	763,256
4.400% due 06/02/19	9,400,000	9,277,878
4.400% due 04/14/20	$2,400,000	2,663,717
5.500% due 06/02/18	CAD 3,800,000	3,842,005
Province of Quebec (Canada)
2.750% due 08/25/21	$3,600,000	3,632,947
3.500% due 07/29/20	2,400,000	2,559,223
3.500% due 12/01/22	CAD 1,900,000	1,783,399
4.250% due 12/01/21	7,500,000	7,418,970
Spain Government (Spain)
2.100% due 04/30/17	EUR 32,600,000	42,918,567
3.150% due 01/31/16	3,400,000	4,461,637
3.300% due 07/30/16	25,500,000	33,980,826
3.750% due 10/31/15	15,400,000	20,195,172
4.250% due 10/31/16	11,300,000	15,433,393
5.500% due 07/30/17	11,200,000	16,134,267
Xunta de Galicia (Spain) 6.131% due 04/03/18	300,000	446,060

Total Foreign Government Bonds & Notes (Cost $734,314,021)		690,222,765

MUNICIPAL BONDS - 3.8%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	7,160,636
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,227,984
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,020,603

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
California State Public Works Board ‘B2’ 7.804% due 03/01/35	$4,700,000	$6,381,660
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,896,320
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,182,796
6.899% due 12/01/40	6,800,000	8,402,080
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,974,208
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	3,300,000	4,541,691
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,323,774
5.750% due 06/01/47	3,000,000	2,393,070
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	358,698
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,143,405
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,976,936
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	451,156
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,822,000
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,414,980
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,383,206
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	43,579,340
State of California
7.550% due 04/01/39	3,550,000	5,180,160
7.950% due 03/01/36	1,200,000	1,464,948
State of Iowa 6.750% due 06/01/34	1,000,000	1,146,440
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,903,643
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,565,000	7,288,301
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	7,000,000	5,158,720
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,750,726
6.250% due 06/01/42	900,000	900,135
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,898,080

Total Municipal Bonds (Cost $148,779,509)		172,325,696

SHORT-TERM INVESTMENTS - 22.2%

Certificates of Deposit - 1.6%

Bank of Nova Scotia (Canada) 1.270% due 02/10/15	CAD 35,100,000	31,198,123
Credit Suisse NY (Switzerland) 0.465% due 03/17/15 §	$2,900,000	2,900,000
Royal Bank of Canada (Canada) 1.370% due 05/07/15	CAD 42,800,000	38,215,992

		72,314,115

	Principal Amount	Value
Commercial Paper - 8.2%

BAT International Finance PLC 0.270% due 10/06/14	$19,800,000	$19,799,258
Canadian Natural Resources Ltd
0.270% due 10/23/14	16,500,000	16,497,278
0.290% due 10/23/14	20,100,000	20,096,438
ConAgra Foods Inc 0.480% due 10/06/14	30,300,000	30,297,980
Enbridge Energy Partners 0.270% due 10/17/14	12,600,000	12,598,488
ENI Finance USA Inc 0.071% due 10/26/15	12,400,000	12,390,575
0.631% due 02/17/15	32,800,000	32,810,810
Ford Motor Credit Co 0.630% due 02/02/15	9,800,000	9,778,734
Glencore Funding LLC
0.610% due 10/07/14	12,500,000	12,498,729
0.625% due 10/08/14	12,000,000	11,998,542
0.630% due 10/08/14	21,100,000	21,097,415
Hewlett Packard Co
0.270% due 10/27/14	14,300,000	14,297,212
0.280% due 10/28/14	20,000,000	19,995,800
Kansas City Southern Railway 0.500% due 10/08/14	15,000,000	14,998,542
Mohawk Industries Inc
0.580% due 10/14/14	20,000,000	19,995,811
0.650% due 11/13/14	10,100,000	10,092,158
0.670% due 11/13/14	700,000	699,440
Thermo Fisher Scientific Inc 0.410% due 11/03/14	24,700,000	24,690,717
Vodafone Group PLC
0.510% due 04/10/15	2,600,000	2,592,965
0.510% due 06/01/15	21,900,000	21,824,609
0.550% due 04/01/15	47,100,000	46,969,036

		376,020,537

Foreign Government Issues - 7.9%

Japan Treasury Bills (Japan)
(0.019%) due 03/10/15	JPY 2,990,000,000	27,260,185
(0.001%) due 02/20/15	160,000,000	1,458,856
0.000% due 01/08/15	8,580,000,000	78,230,355
0.002% due 01/08/15	1,190,000,000	10,850,131
0.003% due 12/15/14	11,860,000,000	108,136,598
Mexico Cetes (Mexico)
2.925% due 12/11/14	MXN 30,600,000	2,265,536
2.930% due 11/13/14	8,700,000	645,559
2.930% due 12/11/14	18,850,000	1,395,587
2.950% due 11/06/14	213,300,000	15,835,861
2.971% due 10/16/14	441,700,000	32,847,887
2.971% due 01/22/15	600,000	44,269
2.991% due 01/22/15	11,200,000	826,417
2.991% due 02/05/15	1,700,000	125,278
2.996% due 01/22/15	67,100,000	4,951,126
3.001% due 02/05/15	3,200,000	235,810
3.001% due 02/19/15	154,389,000	11,364,023
3.011% due 02/05/15	9,800,000	722,144
3.042% due 01/08/15	813,800,000	60,117,161

		357,312,783

U.S. Government Agency Issue - 2.7%

Freddie Mac 0.080% due 11/12/14	$124,500,000	124,488,380

Repurchase Agreements - 1.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $8,107,454; collateralized by U.S. Treasury Notes: 1.375% due 09/30/18 and value $8,273,425)	8,107,454	8,107,454

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC 0.060% due 10/02/14 (Dated 09/25/14, repurchase price of $25,100,293; collateralized by U.S. Treasury Notes: 1.000% due 05/31/18 and value $25,841,764)	$25,100,000	$25,100,000
HSBC Holdings PLC 0.070% due 10/07/14 (Dated 09/23/14, repurchase price of $28,600,779; collateralized by U.S. Treasury Inflation Index Notes: 1.250% due 07/15/20 and value $32,211,719)	28,600,000	28,600,000
Royal Bank of Canada 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $21,600,000; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $22,043,489)	21,600,000	21,600,000

		83,407,454

Total Short-Term Investments (Cost $1,022,767,198)		1,013,543,269

TOTAL INVESTMENTS - 106.9% (Cost $4,842,635,512)		4,862,531,716

OTHER ASSETS & LIABILITIES, NET - (6.9%)		(313,978,608)

NET ASSETS - 100.0%		$4,548,553,108

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $58,389,255 or 1.3% of the portfolio’s net assets were in default as of September 30, 2014.

(c)	As of September 30, 2014, investments with a total aggregate value of $34,062,499 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2014 was $394,692 at a weighted average interest rate of (0.105%).

(e)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (12/14)	146	$53,232
Eurodollar (12/14)	2,424	148,543
Eurodollar (12/15)	6,091	(1,397,141)
Eurodollar (03/16)	3,387	(1,502,487)
Eurodollar (06/16)	833	(291,723)
Eurodollar (09/16)	1,332	1,233,549
U.S. Treasury 10-Year Notes (12/14)	9,467	(6,829,390)
U.S. Treasury 30-Year Bonds (12/14)	664	(1,083,025)

		(9,668,442)

Short Futures Outstanding
Euro-Bund (12/14)	188	(4,951)

Total Futures Contracts		($9,673,393)

(f)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	22,839,885	USD	9,719,100	10/14	UBS	($388,129)
BRL	1,632,444	USD	660,000	11/14	BNP	1,016
BRL	2,630,920	USD	1,060,000	11/14	UBS	5,324
BRL	117,000,000	USD	48,841,578	01/15	UBS	(2,240,997)
DKK	32,038,000	USD	5,767,635	11/14	CIT	(330,377)
EUR	254,039,000	USD	323,869,525	10/14	BOA	(3,005,447)
EUR	30,780,000	USD	40,342,404	10/14	BRC	(1,465,710)
EUR	33,617,000	USD	43,730,317	10/14	CIT	(1,270,350)
EUR	12,635,000	USD	16,655,798	10/14	CSF	(697,155)
EUR	14,513,000	USD	18,971,345	10/14	GSC	(640,693)
EUR	15,115,000	USD	19,674,571	10/14	HSB	(583,563)
EUR	8,185,000	USD	10,972,074	06/15	BNP	(609,773)
EUR	971,000	USD	1,269,049	06/15	BOA	(39,752)
EUR	14,772,000	USD	19,755,278	06/15	BRC	(1,053,760)
EUR	6,307,000	USD	8,343,972	06/15	CIT	(359,239)
EUR	4,610,000	USD	5,994,291	06/15	DUB	(157,979)
EUR	7,927,000	USD	10,541,285	06/15	GSC	(505,614)
EUR	11,810,000	USD	15,814,164	06/15	JPM	(862,571)
EUR	2,711,000	USD	3,572,870	06/15	UBS	(140,714)
EUR	2,104,000	USD	2,841,557	06/16	BOA	(147,333)
EUR	6,656,000	USD	8,996,250	06/16	DUB	(473,076)
JPY	6,739,200,000	USD	61,912,724	10/14	JPM	(465,721)
MXN	283,603,676	USD	21,598,845	12/14	BNP	(592,737)
MXN	18,735,000	USD	1,383,843	12/14	BNP	3,831
MXN	209,752,000	USD	15,700,000	12/14	GSC	(163,977)
MXN	76,586,440	USD	5,844,286	12/14	JPM	(171,640)
MXN	71,924,910	USD	5,401,542	12/14	UBS	(74,169)
MXN	201,725,380	USD	15,276,786	02/15	BNP	(383,762)
TRY	2,490,000	USD	1,130,893	10/14	BRC	(41,036)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	19,134,286	AUD	22,002,000	11/14	GSC	($84,629)
USD	9,990,982	BRL	22,839,885	10/14	UBS	660,011
USD	1,060,000	BRL	2,630,920	11/14	BNP	(5,324)
USD	660,000	BRL	1,632,444	11/14	JPM	(1,016)
USD	9,633,018	BRL	22,839,885	11/14	UBS	384,590
USD	50,339,902	BRL	117,000,000	01/15	JPM	3,739,321
USD	76,016	BRL	187,100	04/15	BNP	3,176
USD	3,610,586	BRL	8,895,400	04/15	CSF	147,521
USD	3,620,879	BRL	8,917,500	04/15	HSB	149,211
USD	11,826,822	BRL	28,000,000	04/15	JPM	926,154
USD	252,215	BRL	610,079	07/15	BNP	20,326
USD	2,635,025	BRL	6,376,761	07/15	DUB	211,231
USD	11,561,354	BRL	28,013,160	07/15	GSC	913,606
USD	398,724	BRL	1,000,000	10/15	BNP	28,086
USD	70,124,481	BRL	178,950,000	10/15	UBS	3,798,802
USD	62,584,072	CAD	68,951,000	10/14	BOA	1,039,912
USD	31,735,682	CAD	34,763,742	02/15	CIT	792,232
USD	38,468,335	CAD	42,224,768	05/15	BOA	958,163
USD	364,659	DKK	2,038,000	04/15	HSB	18,332
USD	1,186,578	EUR	911,000	10/14	BOA	35,939
USD	1,994,849	EUR	1,514,000	10/14	BRC	82,590
USD	4,608,237	EUR	3,586,000	10/14	CIT	78,938
USD	5,977,787	EUR	4,610,000	10/14	DUB	155,124
USD	458,521,661	EUR	347,367,000	10/14	GSC	19,779,609
USD	3,564,965	EUR	2,711,000	10/14	UBS	140,835
USD	64,804,215	EUR	51,440,000	11/14	BNP	(180,972)
USD	309,949,612	EUR	243,237,000	11/14	BOA	2,663,415
USD	13,419,500	EUR	9,895,000	06/15	BNP	892,319
USD	29,800,370	EUR	21,918,000	06/15	BOA	2,051,937
USD	17,005,721	EUR	12,517,000	06/15	BRC	1,159,059
USD	20,077,129	EUR	14,687,000	06/15	CIT	1,483,222
USD	24,499,024	EUR	18,050,000	06/15	CSF	1,647,522
USD	10,565,199	EUR	7,900,000	08/15	BOA	554,605
USD	10,045,851	EUR	7,500,000	08/15	DUB	542,122
USD	18,772,515	EUR	13,950,000	02/16	DUB	996,782
USD	89,392,478	EUR	65,281,000	06/16	BOA	5,790,546
USD	18,290,915	EUR	13,302,000	06/16	BRC	1,248,534
USD	26,025,754	EUR	19,008,000	06/16	DUB	1,685,537
USD	24,583,530	GBP	15,222,000	12/14	BOA	(78,538)
USD	18,145,389	JPY	1,937,800,000	10/14	DUB	476,822
USD	41,246,512	JPY	4,293,700,000	10/14	GSC	2,097,207
USD	4,784,432	JPY	507,700,000	10/14	JPM	155,300
USD	53,474,932	JPY	5,866,200,000	11/14	BRC	(24,043)
USD	61,927,516	JPY	6,739,200,000	11/14	JPM	466,896
USD	36,666,355	JPY	3,920,000,000	12/14	CIT	901,074
USD	41,401,229	JPY	4,416,000,000	12/14	JPM	1,110,546
USD	33,037,087	JPY	3,524,000,000	12/14	UBS	884,830
USD	89,598,100	JPY	9,749,886,045	01/15	CSF	605,080
USD	1,494,580	JPY	160,000,800	02/15	BOA	33,541
USD	27,937,234	JPY	2,990,289,800	03/15	BOA	626,727
USD	4,400,000	JPY	446,517,280	08/15	BOA	312,760
USD	16,016,000	JPY	1,633,127,496	08/15	HSB	1,067,008
USD	33,161,354	MXN	439,411,156	10/14	BNP	475,888
USD	15,966,570	MXN	211,844,452	11/14	BNP	231,556
USD	654,323	MXN	8,637,593	11/14	GSC	13,061
USD	3,539,260	MXN	47,270,375	12/14	BNP	38,012
USD	103,010,454	MXN	1,351,497,160	12/14	DUB	2,907,040
USD	3,722,549	MXN	49,054,476	12/14	GSC	87,517
USD	66,784,750	MXN	878,926,999	01/15	BNP	1,778,349
USD	44,857	MXN	592,430	01/15	GSC	1,078
USD	11,841,386	MXN	157,031,165	02/15	BNP	258,603
USD	731,404	MXN	9,663,670	02/15	DUB	17,952
USD	1,135,503	TRY	2,490,000	10/14	BRC	45,646

Total Forward Foreign Currency Contracts						$52,142,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(g)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2013	390	1,106,300,000	93,400,000	$5,042,670
Call Options Written	123	954,900,000	51,800,000	3,080,759
Put Options Written	123	1,051,500,000	51,800,000	8,726,340
Call Options Exercised	(123)	(79,700,000)	(39,900,000)	(461,663)
Call Options Expired	-	(817,000,000)	(6,800,000)	(1,854,003)
Put Options Expired	(513)	(986,400,000)	(46,700,000)	(7,444,829)
Call Options Closed	-	(168,000,000)	-	(889,000)
Put Options Closed	-	(13,600,000)	-	(19,473)

Outstanding, September 30, 2014	-	1,048,000,000	103,600,000	$6,180,801

(h)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - CDX IG 22 5Y	0.850%	12/17/14	BOA	$12,400,000	$14,570	($16,996)
Put - CDX IG 22 5Y	0.900%	12/17/14	CIT	5,500,000	6,325	(6,064)
Put - CDX IG 22 5Y	0.950%	12/17/14	CIT	8,300,000	10,375	(7,335)

					$31,270	($30,395)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 2.59	10/30/14	BNP	$5,300,000	$46,905	($46,905)
Call - BRL versus USD	2.58	10/31/14	JPM	3,300,000	31,845	(31,393)

					78,750	(78,298)

Put - JPY versus USD	JPY 97.00	11/10/14	BOA	7,200,000	9,936	(252)
Put - JPY versus USD	97.00	11/10/14	BRC	4,300,000	5,375	(150)
Put - JPY versus USD	98.00	11/10/14	UBS	4,300,000	9,030	(228)
Put - JPY versus USD	99.00	09/30/15	CIT	8,100,000	66,574	(66,574)
Put - JPY versus USD	80.00	02/18/19	BOA	2,200,000	122,870	(63,059)

					213,785	(130,263)

					$292,535	($208,561)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($1,031)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(2,842)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(6,948)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(2,856)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(3,157)

						$659,650	($16,834)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	1.650%	11/17/14	DUB	$93,800,000	$150,080	($18,741)
Call - 5-Year Interest Rate Swap	Receive	1.700%	11/17/14	JPM	25,300,000	48,070	(9,123)
Call - 5-Year Interest Rate Swap	Receive	1.800%	12/01/14	GSC	28,900,000	51,500	(34,111)
Call - 5-Year Interest Rate Swap	Receive	1.800%	12/01/14	MSC	71,300,000	126,557	(84,155)
Call - 5-Year Interest Rate Swap	Receive	1.700%	12/02/14	DUB	16,800,000	35,280	(8,691)
Call - 5-Year Interest Rate Swap	Receive	1.850%	12/02/14	MSC	48,300,000	96,600	(96,600)

	Based on 3-Month EUR-LIBOR
Call - 10-Year Interest Rate Swap	Receive	1.200%	01/20/15	GSC	EUR 42,300,000	228,835	(503,742)
Call - 10-Year Interest Rate Swap	Receive	0.950%	03/23/15	DUB	9,500,000	24,621	(28,677)

						761,543	(783,840)

	Based on 3-Month USD-LIBOR
Put - 5-Year Interest Rate Swap	Pay	2.050%	11/17/14	JPM	$25,300,000	86,652	(104,049)
Put - 10-Year Interest Rate Swap	Pay	2.800%	11/17/14	JPM	93,800,000	452,585	(463,869)
Put - 10-Year Interest Rate Swap	Pay	2.850%	11/17/14	DUB	93,800,000	515,900	(343,739)
Put - 10-Year Interest Rate Swap	Pay	2.850%	11/17/14	MSC	184,800,000	1,195,153	(677,218)
Put - 5-Year Interest Rate Swap	Pay	2.100%	12/01/14	GSC	28,900,000	144,500	(122,111)
Put - 5-Year Interest Rate Swap	Pay	2.150%	12/01/14	MSC	71,300,000	270,940	(239,768)
Put - 5-Year Interest Rate Swap	Pay	2.050%	12/02/14	DUB	16,800,000	75,768	(89,971)
Put - 5-Year Interest Rate Swap	Pay	2.150%	12/02/14	MSC	48,300,000	154,560	(1,546)
Put - 10-Year Interest Rate Swap	Pay	2.800%	02/02/15	MSC	28,400,000	452,980	(384,718)
Put - 5-Year Interest Rate Swap	Pay	2.600%	09/14/15	MSC	42,800,000	561,750	(571,097)

	Based on 3-Month EUR-LIBOR
Put - 10-Year Interest Rate Swap	Pay	1.600%	01/20/15	GSC	EUR 42,300,000	446,227	(79,195)
Put - 10-Year Interest Rate Swap	Pay	1.550%	03/23/15	DUB	9,500,000	78,788	(52,404)

						4,435,803	(3,129,685)

						$5,197,346	($3,913,525)

Total Written Options						$6,180,801	($4,169,315)

(i)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Venezuela Government	5.000%	06/20/15	BRC	20.736%	$700,000	$71,749	$85,991	($14,242)
Venezuela Government	5.000%	06/20/15	GSC	20.736%	200,000	20,500	23,999	(3,499)
Venezuela Government	5.000%	09/20/19	BNP	16.712%	100,000	32,751	31,118	1,633
Venezuela Government	5.000%	09/20/19	BOA	16.712%	200,000	65,502	62,461	3,041
Venezuela Government	5.000%	09/20/19	GSC	16.712%	200,000	65,502	60,014	5,488
Venezuela Government	5.000%	09/20/19	HSB	16.712%	300,000	98,253	94,027	4,226
Venezuela Government	5.000%	09/20/19	JPM	16.712%	600,000	196,506	182,040	14,466

						$550,763	$539,650	$11,113

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	03/20/15	BRC	0.266%	$2,200,000	$8,203	($49,497)	$57,700
Mexico Government	1.000%	03/20/15	CIT	0.266%	2,100,000	7,830	(48,216)	56,046
Mexico Government	1.000%	03/20/15	DUB	0.266%	1,500,000	5,593	(34,440)	40,033
China Government	1.000%	03/20/15	MSC	0.206%	200,000	803	(3,001)	3,804
China Government	1.000%	06/20/15	BOA	0.206%	4,500,000	27,152	75,362	(48,210)
China Government	1.000%	06/20/15	CIT	0.206%	1,000,000	6,034	16,386	(10,352)
China Government	1.000%	06/20/15	RBS	0.206%	2,200,000	13,274	37,125	(23,851)
U.S. Treasury	0.250%	09/20/15	UBS	0.072%	EUR 10,100,000	22,759	(62,585)	85,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	09/20/15	BOA	0.628%	$700,000	$2,723	($6,372)	$9,095
Mexico Government	1.000%	09/20/15	BOA	0.297%	600,000	4,288	(2,154)	6,442
Brazilian Government	1.000%	09/20/15	BRC	0.628%	2,300,000	8,947	(19,842)	28,789
Russia Foreign	1.000%	09/20/15	BRC	2.089%	2,000,000	(20,642)	(25,566)	4,924
Brazilian Government	1.000%	09/20/15	CIT	0.628%	1,000,000	3,890	(15,694)	19,584
Mexico Government	1.000%	09/20/15	CIT	0.297%	1,000,000	7,146	(15,080)	22,226
Russia Foreign	1.000%	09/20/15	CIT	2.089%	9,200,000	(94,952)	(107,456)	12,504
Sberbank of Russia	1.000%	09/20/15	CIT	2.733%	600,000	(9,903)	(10,380)	477
General Electric Capital Corp	1.000%	09/20/15	DUB	0.248%	2,100,000	16,021	25,942	(9,921)
Indonesia Government	1.000%	09/20/15	DUB	0.341%	1,000,000	6,711	(23,587)	30,298
Russia Foreign	1.000%	09/20/15	DUB	2.089%	700,000	(7,225)	(8,562)	1,337
Brazilian Government	1.000%	09/20/15	HSB	0.628%	2,600,000	10,114	(25,870)	35,984
Brazilian Government	1.000%	09/20/15	JPM	0.628%	2,900,000	11,281	(29,862)	41,143
Sberbank of Russia	1.000%	09/20/15	JPM	2.733%	200,000	(3,301)	(3,139)	(162)
Brazilian Government	1.000%	09/20/15	UBS	0.628%	600,000	2,334	(5,677)	8,011
Mexico Government	1.000%	09/20/15	UBS	0.297%	500,000	3,573	(7,073)	10,646
Brazilian Government	1.000%	12/20/15	BRC	0.660%	13,000,000	57,469	(75,003)	132,472
Mexico Government	1.000%	12/20/15	GSC	0.316%	4,500,000	39,043	(121,173)	160,216
Brazilian Government	1.000%	12/20/15	MSC	0.660%	12,900,000	57,027	(74,426)	131,453
Mexico Government	1.000%	03/20/16	DUB	0.357%	12,300,000	120,098	(90,237)	210,335
Mexico Government	1.000%	03/20/16	HSB	0.357%	18,000,000	175,754	(133,510)	309,264
General Electric Capital Corp	1.000%	06/20/16	BRC	0.313%	14,400,000	174,663	213,885	(39,222)
Indonesia Government	1.000%	06/20/16	BRC	0.546%	6,400,000	51,784	(101,386)	153,170
Mexico Government	1.000%	06/20/16	CIT	0.387%	6,200,000	67,326	(13,370)	80,696
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.186%	10,000,000	143,514	175,127	(31,613)
U.S. Treasury	0.250%	09/20/16	UBS	0.101%	EUR 13,600,000	52,249	(190,345)	242,594
Italy Government	1.000%	09/20/16	BOA	0.519%	$800,000	7,793	7,936	(143)
Italy Government	1.000%	09/20/16	DUB	0.519%	32,500,000	316,580	237,211	79,369
Mexico Government	1.000%	09/20/16	GSC	0.409%	2,300,000	27,482	(11,064)	38,546
Italy Government	1.000%	09/20/16	HSB	0.519%	68,000,000	662,384	500,116	162,268
Mexico Government	1.000%	09/20/16	HSB	0.409%	400,000	4,780	2,214	2,566
Mexico Government	1.000%	09/20/16	JPM	0.409%	400,000	4,780	2,306	2,474
Indonesia Government	1.000%	09/20/16	MSC	0.606%	4,400,000	35,329	(336,028)	371,357
Mexico Government	1.000%	09/20/16	MSC	0.409%	4,600,000	54,964	(20,427)	75,391
China Government	1.000%	09/20/16	RBS	0.342%	300,000	3,979	2,086	1,893
Mexico Government	1.000%	09/20/16	UBS	0.409%	1,200,000	14,338	(5,265)	19,603
China Government	1.000%	12/20/16	BRC	0.362%	800,000	11,544	15,520	(3,976)
China Government	1.000%	12/20/16	DUB	0.362%	700,000	10,101	13,749	(3,648)
Mexico Government	1.000%	12/20/16	HSB	0.426%	300,000	3,905	2,930	975
Mexico Government	1.000%	12/20/16	JPM	0.426%	1,400,000	18,224	18,897	(673)
Brazilian Government	1.000%	03/20/17	BOA	1.034%	900,000	(517)	(9,607)	9,090
Italy Government	1.000%	06/20/17	CIT	0.652%	4,000,000	38,479	23,454	15,025
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.281%	10,000,000	197,605	227,683	(30,078)
MetLife Inc	1.000%	06/20/17	DUB	0.339%	17,300,000	314,184	371,614	(57,430)
Italy Government	1.000%	06/20/17	GSC	0.652%	2,200,000	21,163	12,532	8,631
Mexico Government	1.000%	06/20/17	GSC	0.506%	300,000	4,081	(2,793)	6,874
Russia Foreign	1.000%	06/20/17	HSB	2.258%	400,000	(13,079)	(8,658)	(4,421)
Mexico Government	1.000%	12/20/18	BOA	0.695%	1,000,000	12,772	(1,966)	14,738
Mexico Government	1.000%	12/20/18	CIT	0.695%	400,000	5,109	(590)	5,699
Mexico Government	1.000%	12/20/18	GSC	0.695%	400,000	5,109	(983)	6,092
Mexico Government	1.000%	12/20/18	JPM	0.695%	400,000	5,109	(639)	5,748
Russian Government	1.000%	03/20/19	BOA	2.398%	15,500,000	(886,777)	(1,138,156)	251,379
Brazilian Government	1.000%	03/20/19	DUB	1.548%	600,000	(13,806)	(25,669)	11,863
Italy Government	1.000%	06/20/19	BRC	0.968%	2,000,000	3,362	(13,119)	16,481
Mexico Government	1.000%	06/20/19	CIT	0.794%	1,500,000	14,443	11,022	3,421
Italy Government	1.000%	06/20/19	DUB	0.968%	3,100,000	5,211	(22,535)	27,746
Italy Government	1.000%	06/20/19	GSC	0.968%	1,200,000	2,017	(5,471)	7,488
Italy Government	1.000%	06/20/19	HSB	0.968%	5,800,000	9,750	(34,502)	44,252
Mexico Government	1.000%	06/20/19	HSB	0.794%	17,900,000	172,353	127,119	45,234
Russia Foreign	1.000%	06/20/19	JPM	2.430%	200,000	(12,282)	(11,541)	(741)
Russia Foreign	1.000%	06/20/19	MSC	2.430%	100,000	(6,141)	(5,680)	(461)
Mexico Government	1.000%	09/20/19	BOA	0.836%	14,200,000	114,610	100,495	14,115
Russia Foreign	1.000%	09/20/19	BRC	2.459%	5,900,000	(386,662)	(346,748)	(39,914)
Mexico Government	1.000%	09/20/19	GSC	0.837%	5,700,000	46,006	41,737	4,269
Brazilian Government	1.000%	12/20/19	BOA	1.750%	3,400,000	(121,298)	(122,242)	944
Brazilian Government	1.000%	12/20/19	GSC	1.750%	15,300,000	(538,690)	(542,940)	4,250
Brazilian Government	1.000%	12/20/19	HSB	1.750%	10,000,000	(356,758)	(359,536)	2,778
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.678%	11,100,000	226,801	155,640	71,161

						$1,009,917	($1,911,574)	$2,921,491

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 12 5Y	5.000%	12/20/14	DUB	$1,974,000	$12,403	$197,913	($185,510)
CDX EM 13 5Y	5.000%	06/20/15	BRC	6,862,000	122,934	761,548	(638,614)
CDX EM 13 5Y	5.000%	06/20/15	CSF	752,000	13,472	93,472	(80,000)
CDX EM 13 5Y	5.000%	06/20/15	DUB	6,016,000	107,777	652,736	(544,959)
CDX EM 13 5Y	5.000%	06/20/15	GSC	282,000	5,052	35,109	(30,057)
CDX EM 13 5Y	5.000%	06/20/15	HSB	33,276,000	596,144	2,774,433	(2,178,289)
CDX EM 13 5Y	5.000%	06/20/15	JPM	2,350,000	42,101	269,375	(227,274)
CDX EM 13 5Y	5.000%	06/20/15	MSC	14,100,000	252,603	1,637,050	(1,384,447)
CDX IG 9 10Y	0.548%	12/20/17	GSC	3,761,546	52,313	-	52,313

					1,204,799	6,421,636	(5,216,837)

			Exchange
CDX IG 22 5Y	1.000%	06/20/19	ICE	6,600,000	107,553	110,264	(2,711)

					$1,312,352	$6,531,900	($5,219,548)

					$2,873,032	$5,159,976	($2,286,944)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	BRC	Pay	5.000%	09/13/17	MXN 2,400,000	$2,088	($1,395)	$3,483
28-Day MXN TIIE	HSB	Pay	5.000%	09/13/17	7,300,000	6,349	(4,755)	11,104
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	10,000,000	19,329	(2,246)	21,575
28-Day MXN TIIE	HSB	Pay	4.750%	02/26/18	12,700,000	(1,386)	(10,131)	8,745
28-Day MXN TIIE	BRC	Pay	5.250%	06/11/18	6,200,000	5,561	(3,986)	9,547
28-Day MXN TIIE	GSC	Pay	5.250%	06/11/18	11,200,000	10,046	(7,009)	17,055
28-Day MXN TIIE	JPM	Pay	5.250%	06/11/18	5,000,000	4,485	(1,992)	6,477
28-Day MXN TIIE	MSC	Pay	5.250%	06/11/18	7,500,000	6,727	(4,197)	10,924
28-Day MXN TIIE	BRC	Pay	5.500%	06/11/18	4,800,000	7,450	(1,083)	8,533
28-Day MXN TIIE	GSC	Pay	5.500%	06/11/18	15,800,000	24,523	(3,248)	27,771
28-Day MXN TIIE	HSB	Pay	5.500%	06/11/18	5,200,000	8,071	(387)	8,458
28-Day MXN TIIE	JPM	Pay	5.500%	06/11/18	2,500,000	3,880	(161)	4,041
28-Day MXN TIIE	BOA	Pay	5.700%	01/18/19	20,000,000	33,187	(5,365)	38,552
28-Day MXN TIIE	DUB	Pay	5.700%	01/18/19	20,000,000	33,187	(8,309)	41,496
28-Day MXN TIIE	GSC	Pay	5.700%	01/18/19	21,000,000	34,846	(6,089)	40,935
28-Day MXN TIIE	JPM	Pay	5.700%	01/18/19	21,000,000	34,846	(7,145)	41,991
BRL-CDI-Compounded	UBS	Pay	11.680%	01/04/21	BRL 11,600,000	(45,404)	(46,282)	878
BRL-CDI-Compounded	BNP	Pay	12.055%	01/04/21	61,500,000	71,351	34,566	36,785
BRL-CDI-Compounded	BOA	Pay	12.055%	01/04/21	7,200,000	8,353	13,626	(5,273)
BRL-CDI-Compounded	CSF	Pay	12.055%	01/04/21	8,100,000	9,397	12,551	(3,154)
BRL-CDI-Compounded	DUB	Pay	12.055%	01/04/21	6,800,000	(10,450)	(10,450)	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	UBS	Pay	12.055%	01/04/21	BRL 21,700,000	($5,696)	($5,696)	$-
28-Day MXN TIIE	UBS	Pay	5.840%	09/14/21	MXN 159,400,000	(42,411)	(49,988)	7,577
28-Day MXN TIIE	BRC	Pay	5.750%	09/02/22	19,300,000	(31,723)	(2,668)	(29,055)
28-Day MXN TIIE	UBS	Pay	5.750%	09/02/22	23,000,000	(37,804)	(3,774)	(34,030)
28-Day MXN TIIE	BNP	Pay	5.750%	06/05/23	8,800,000	(20,267)	(11,338)	(8,929)
28-Day MXN TIIE	BRC	Pay	5.750%	06/05/23	7,800,000	(17,964)	(22,433)	4,469
28-Day MXN TIIE	DUB	Pay	5.750%	06/05/23	17,600,000	(40,533)	(29,673)	(10,860)
28-Day MXN TIIE	GSC	Pay	5.750%	06/05/23	18,600,000	(42,836)	(46,058)	3,222
28-Day MXN TIIE	HSB	Pay	5.750%	06/05/23	22,300,000	(51,357)	(36,629)	(14,728)
28-Day MXN TIIE	BRC	Pay	6.000%	06/05/23	17,800,000	(17,755)	(30,940)	13,185
28-Day MXN TIIE	JPM	Pay	6.000%	06/05/23	18,800,000	(25,124)	(89,585)	64,461
28-Day MXN TIIE	HSB	Pay	6.570%	04/19/24	371,400,000	514,718	(6,572)	521,290
28-Day MXN TIIE	DUB	Pay	6.810%	06/19/34	36,000,000	(76,693)	(32,186)	(44,507)

						370,991	(431,027)	802,018

	Exchange
28-Day MXN TIIE	CME	Pay	5.600%	09/06/16	361,300,000	836,171	821,839	14,332
3-Month USD-LIBOR	CME	Pay	1.750%	06/15/17	$199,900,000	(545,829)	5,366	(551,195)
28-Day MXN TIIE	CME	Pay	5.000%	09/13/17	MXN 10,000,000	8,762	10,170	(1,408)
28-Day MXN TIIE	CME	Pay	5.500%	09/13/17	66,000,000	128,906	135,136	(6,230)
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$396,000,000	2,837,245	3,372,508	(535,263)
1-Day USD-Federal Funds	CME	Pay	1.000%	10/15/17	59,400,000	(715,031)	(70,012)	(645,019)
28-Day MXN TIIE	CME	Pay	5.500%	06/11/18	MXN 13,800,000	21,277	21,090	187
28-Day MXN TIIE	CME	Pay	5.700%	01/18/19	41,000,000	68,048	75,393	(7,345)
28-Day MXN TIIE	CME	Pay	6.350%	06/02/21	160,000,000	354,402	367,939	(13,537)
28-Day MXN TIIE	CME	Pay	5.840%	09/14/21	23,000,000	(13,019)	(14,112)	1,093
28-Day MXN TIIE	CME	Pay	5.500%	09/02/22	87,400,000	(264,277)	(242,061)	(22,216)
28-Day MXN TIIE	CME	Pay	5.750%	09/02/22	18,700,000	(32,797)	(23,457)	(9,340)
3-Month USD-LIBOR	CME	Pay	4.000%	06/19/24	$29,000,000	697,078	477,715	219,363
3-Month USD-LIBOR	CME	Receive	2.550%	09/04/24	8,700,000	60,753	(35,018)	95,771
28-Day MXN TIIE	CME	Pay	7.020%	06/08/34	MXN 404,500,000	(292,876)	515,976	(808,852)
28-Day MXN TIIE	CME	Pay	6.810%	06/19/34	186,000,000	(472,466)	(109,068)	(363,398)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$83,500,000	6,740,690	5,736,197	1,004,493
3-Month USD-LIBOR	CME	Receive	3.000%	06/19/43	77,200,000	2,316,167	4,242,950	(1,926,783)
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	12,900,000	(897,525)	482,520	(1,380,045)

						10,835,679	15,771,071	(4,935,392)

						$11,206,670	$15,340,044	($4,133,374)

Total Swap Agreements						$14,079,702	$20,500,020	($6,420,318)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,508,906	$-	$1,508,906	$-
	Convertible Preferred Stocks (1)	21,645,180	21,645,180	-	-
	Corporate Bonds & Notes	1,073,823,002	-	1,073,823,002	-
	Senior Loan Notes	24,193,539	-	24,193,539	-
	Mortgage-Backed Securities	1,086,447,066	-	1,085,170,013	1,277,053
	Asset-Backed Securities	212,264,394	-	212,264,394	-
	U.S. Government Agency Issues	122,392,970	-	122,392,970	-
	U.S. Treasury Obligations	444,164,929	-	444,164,929	-
	Foreign Government Bonds & Notes	690,222,765	-	690,222,765	-
	Municipal Bonds	172,325,696	-	172,325,696	-
	Short-Term Investments	1,013,543,269	-	1,013,543,269	-
	Derivatives:
	Credit Contracts
	Swaps	5,345,065	-	5,345,065	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	69,381,973	-	69,381,973	-
	Interest Rate Contracts
	Futures	1,435,324	1,435,324	-	-
	Swaps	14,907,893	-	14,907,893	-

	Total Interest Rate Contracts	16,343,217	1,435,324	14,907,893	-

	Total Assets - Derivatives	91,070,255	1,435,324	89,634,931	-

	Total Assets	4,953,601,971	23,080,504	4,929,244,414	1,277,053

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(30,395)	-	(30,395)	-
	Swaps	(2,472,033)	-	(2,472,033)	-

	Total Credit Contracts	(2,502,428)	-	(2,502,428)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(17,239,796)	-	(17,239,796)	-
	Written Options	(208,561)	-	(208,561)	-

	Total Foreign Currency Contracts	(17,448,357)	-	(17,448,357)	-

	Interest Rate Contracts
	Futures	(11,108,717)	(11,108,717)	-	-
	Written Options	(3,930,359)	-	(3,930,359)	-
	Swaps	(3,701,223)	-	(3,701,223)	-

	Total Interest Rate Contracts	(18,740,299)	(11,108,717)	(7,631,582)	-

	Total Liabilities – Derivatives	(38,691,084)	(11,108,717)	(27,582,367)	-

	Total Liabilities	(38,691,084)	(11,108,717)	(27,582,367)	-

	Total	$4,914,910,887	$11,971,787	$4,901,662,047	$1,277,053

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.1%

Consumer Discretionary - 4.9%

AutoZone Inc
1.300% due 01/13/17	$3,365,000	$3,366,333
5.500% due 11/15/15	1,165,000	1,226,098
5.750% due 01/15/15	960,000	974,463
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,820,894
British Sky Broadcasting Group PLC (United Kingdom) 2.625% due 09/16/19 ~	2,185,000	2,186,704
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,593,954
Cox Communications Inc 5.450% due 12/15/14	3,425,000	3,458,791
Delphi Corp 6.125% due 05/15/21	6,490,000	7,139,000
DIRECTV Holdings LLC
1.750% due 01/15/18	3,860,000	3,844,761
2.400% due 03/15/17	9,360,000	9,575,261
3.500% due 03/01/16	2,070,000	2,143,158
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,952,146
DR Horton Inc 4.750% due 05/15/17	5,750,000	5,994,375
General Motors Co 3.500% due 10/02/18	3,550,000	3,625,438
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,125,500
Mohawk Industries Inc 6.125% due 01/15/16	3,450,000	3,678,459
NBCUniversal Enterprise Inc 0.919% due 04/15/18 § ~	3,225,000	3,260,259
Newell Rubbermaid Inc
2.000% due 06/15/15	1,015,000	1,024,809
2.050% due 12/01/17	1,205,000	1,209,728
Omnicom Group Inc 5.900% due 04/15/16	6,665,000	7,157,917
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,520,475
The Interpublic Group of Cos Inc 2.250% due 11/15/17	6,165,000	6,194,345
Thomson Reuters Corp (Canada)
1.300% due 02/23/17	3,645,000	3,641,049
1.650% due 09/29/17	3,370,000	3,367,931
Time Warner Cable Inc
8.250% due 04/01/19	4,825,000	6,000,303
8.750% due 02/14/19	4,825,000	6,080,595
Univision Communications Inc 6.875% due 05/15/19 ~	5,330,000	5,569,850
Viacom Inc 2.500% due 09/01/18	1,020,000	1,033,967
Whirlpool Corp 1.350% due 03/01/17	1,395,000	1,390,953

		110,157,516

Consumer Staples - 2.1%

Avon Products Inc 2.375% due 03/15/16	2,210,000	2,232,783
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,120,149
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,762,169
4.100% due 03/15/16	6,785,000	7,081,613
CVS Health Corp 1.200% due 12/05/16	2,430,000	2,434,583

	Principal Amount	Value
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	$8,745,000	$8,718,013
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,385,542
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,314,210
The Kroger Co 1.200% due 10/17/16	1,790,000	1,790,476
Tyson Foods Inc 2.650% due 08/15/19	2,730,000	2,736,320
Wm Wrigley Jr Co
1.400% due 10/21/16 ~	1,105,000	1,110,989
2.000% due 10/20/17 ~	5,080,000	5,131,689

		47,818,536

Energy - 9.8%

Anadarko Petroleum Corp 6.375% due 09/15/17	8,485,000	9,609,432
Cameron International Corp
1.150% due 12/15/16	850,000	849,746
1.400% due 06/15/17	2,875,000	2,874,902
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	5,985,000	6,621,654
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,240,844
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,248,509
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	2,365,000	2,367,304
Concho Resources Inc 7.000% due 01/15/21	4,155,000	4,456,237
CONSOL Energy Inc 8.250% due 04/01/20	5,440,000	5,732,400
Continental Resources Inc 7.125% due 04/01/21	4,895,000	5,433,450
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,259,610
DCP Midstream Operating LP
2.500% due 12/01/17	6,075,000	6,203,881
2.700% due 04/01/19	185,000	185,687
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,597,815
Ecopetrol SA (Colombia) 4.250% due 09/18/18	3,065,000	3,256,562
Energy Transfer Partners LP
5.950% due 02/01/15	5,005,000	5,087,748
6.700% due 07/01/18	2,460,000	2,834,818
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	841,183
Ensco PLC (United Kingdom) 3.250% due 03/15/16	9,350,000	9,634,016
Enterprise Products Operating LLC
1.250% due 08/13/15	5,900,000	5,928,951
5.600% due 10/15/14	765,000	766,451
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	2,035,000	2,104,794
5.125% due 11/15/14	2,985,000	3,001,280
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,316,021
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,468,405
Murphy Oil Corp 2.500% due 12/01/17	8,830,000	8,976,410
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,523,133
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	770,000	784,415
3.450% due 08/01/15	3,813,000	3,891,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
ONEOK Partners LP 3.200% due 09/15/18	$385,000	$399,468
3.250% due 02/01/16	7,260,000	7,487,601
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	7,375,000	7,568,085
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	4,325,000	4,335,596
3.250% due 03/17/17	5,255,000	5,331,040
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	760,000	780,900
Phillips 66 1.950% due 03/05/15	3,415,000	3,437,136
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	9,185,692
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,320,201
Plains Exploration & Production Co 6.125% due 06/15/19	815,000	894,462
6.500% due 11/15/20	4,224,000	4,636,347
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,200,407
SESI LLC 6.375% due 05/01/19	4,980,000	5,204,100
7.125% due 12/15/21	4,970,000	5,516,700
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,905,163
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,198,346
Targa Resources Partners LP 7.875% due 10/15/18	3,391,000	3,541,476
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	6,280,917
Transocean Inc (Cayman) 2.500% due 10/15/17	6,300,000	6,304,347
4.950% due 11/15/15	2,340,000	2,430,577
5.050% due 12/15/16	1,740,000	1,855,491
Williams Partners LP 3.800% due 02/15/15	8,810,000	8,908,408
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	5,115,000	5,136,299

		220,956,114

Financials - 19.2%
Aflac Inc 2.650% due 02/15/17	920,000	948,943
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,446,000	1,436,331
Ally Financial Inc 2.750% due 01/30/17	5,675,000	5,575,687
American Express Co 0.825% due 05/22/18 §	8,540,000	8,621,386
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,352,149
Bank of America Corp
1.250% due 01/11/16	4,865,000	4,886,985
1.500% due 10/09/15	1,255,000	1,264,744
1.700% due 08/25/17	7,965,000	7,945,693
6.400% due 08/28/17	2,210,000	2,488,201
6.875% due 04/25/18	3,155,000	3,642,489
Banque Federative du Credit Mutuel SA (France) 1.700% due 01/20/17 ~	5,585,000	5,612,009
2.500% due 10/29/18 ~	5,680,000	5,719,908
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	1,290,000	1,436,007
BB&T Corp 1.094% due 06/15/18 §	5,830,000	5,938,082
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,032,970
BPCE SA (France) 2.500% due 12/10/18	5,620,000	5,640,384

	Principal Amount	Value
Capital One Bank USA NA 1.150% due 11/21/16	$1,365,000	$1,365,302
Capital One Financial Corp 2.150% due 03/23/15	5,485,000	5,529,313
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,814,769
Citigroup Inc 1.250% due 01/15/16	8,235,000	8,270,435
1.550% due 08/14/17	8,570,000	8,511,321
CNA Financial Corp 6.500% due 08/15/16	2,695,000	2,960,908
Credit Suisse (Switzerland) 1.375% due 05/26/17	5,530,000	5,507,794
Daimler Finance North America LLC 1.100% due 08/01/18 § ~	4,430,000	4,507,964
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,676,538
Fidelity National Financial Inc 6.600% due 05/15/17	4,335,000	4,824,786
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,380,819
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,510,492
Ford Motor Credit Co LLC 1.684% due 09/08/17	10,555,000	10,512,347
3.000% due 06/12/17	5,985,000	6,181,398
General Electric Capital Corp 0.945% due 04/02/18 §	17,450,000	17,664,269
General Motors Financial Co Inc 3.000% due 09/25/17	1,575,000	1,592,719
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,589,663
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	3,300,000	3,411,375
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	6,875,000	7,789,375
Hyundai Capital America 1.450% due 02/06/17 ~	5,585,000	5,583,676
1.625% due 10/02/15 ~	3,450,000	3,474,426
1.875% due 08/09/16 ~	2,240,000	2,268,668
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,516,642
4.375% due 07/27/16 ~	5,000,000	5,272,760
6.000% due 05/05/15 ~	750,000	772,775
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,977,071
JPMorgan Chase & Co 2.000% due 08/15/17	12,075,000	12,183,929
KeyCorp 3.750% due 08/13/15	3,492,000	3,587,000
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	4,987,763
Legg Mason Inc 2.700% due 07/15/19	805,000	808,466
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	3,255,000	3,266,272
Marsh & McLennan Cos Inc 2.550% due 10/15/18	2,345,000	2,387,348
Metropolitan Life Global Funding I 1.300% due 04/10/17 ~	7,025,000	7,018,734
1.500% due 01/10/18 ~	4,180,000	4,149,256
Mizuho Bank Ltd (Japan) 1.700% due 09/25/17 ~	4,085,000	4,084,273
Morgan Stanley 1.083% due 01/24/19 §	15,150,000	15,339,163
1.514% due 04/25/18 §	6,880,000	7,079,678
MUFG Union Bank NA 2.125% due 06/16/17	7,260,000	7,382,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
National Bank of Canada (Canada) 1.450% due 11/07/17	$10,080,000	$10,020,558
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,963,445
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,168,771
PNC Bank NA 1.150% due 11/01/16	3,970,000	3,982,974
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,226,428
Principal Life Global Funding II 1.500% due 09/11/17 ~	7,780,000	7,782,031
Regions Bank 7.500% due 05/15/18	6,220,000	7,264,618
Regions Financial Corp 5.750% due 06/15/15	4,050,000	4,179,750
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,313,839
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,198,045
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	5,960,000	5,946,590
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	4,790,000	4,794,641
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	7,949,987
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,614,269
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,398,191
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	6,950,000	7,021,147
The Goldman Sachs Group Inc
1.600% due 11/23/15	5,446,000	5,491,392
6.150% due 04/01/18	2,250,000	2,538,619
6.250% due 09/01/17	8,415,000	9,449,010
Ventas Realty LP REIT
1.250% due 04/17/17	1,185,000	1,180,107
1.550% due 09/26/16	1,990,000	2,004,499
2.000% due 02/15/18	1,945,000	1,947,108
3.125% due 11/30/15	4,850,000	4,981,493
WEA Finance LLC 1.750% due 09/15/17 ~	3,270,000	3,277,387
XLIT Ltd (Cayman) 2.300% due 12/15/18	2,795,000	2,795,855

		432,774,576

Health Care - 4.2%
AbbVie Inc 1.200% due 11/06/15	7,270,000	7,299,022
Actavis Inc 1.875% due 10/01/17	5,955,000	5,908,414
Aetna Inc 1.500% due 11/15/17	2,525,000	2,516,875
Agilent Technologies Inc 6.500% due 11/01/17	5,905,000	6,813,644
Catholic Health Initiatives 1.600% due 11/01/17	675,000	678,520
2.600% due 08/01/18	3,015,000	3,059,218
Celgene Corp 1.900% due 08/15/17	15,165,000	15,289,277
Express Scripts Holding Co
1.250% due 06/02/17	3,880,000	3,852,118
2.750% due 11/21/14	3,865,000	3,877,140
3.125% due 05/15/16	3,975,000	4,118,521
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,481,217
Hologic Inc 6.250% due 08/01/20	4,500,000	4,646,250

	Principal Amount	Value
Humana Inc
2.625% due 10/01/19	$1,800,000	$1,801,406
6.450% due 06/01/16	2,425,000	2,640,626
Life Technologies Corp 3.500% due 01/15/16	6,400,000	6,608,167
McKesson Corp
0.950% due 12/04/15	1,935,000	1,937,825
1.292% due 03/10/17	3,630,000	3,619,237
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	3,680,000	3,684,979
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,888,108
UnitedHealth Group Inc
0.850% due 10/15/15	2,155,000	2,161,935
1.875% due 11/15/16	2,145,000	2,183,674
WellPoint Inc 1.250% due 09/10/15	3,630,000	3,652,023

		95,718,196

Industrials - 3.2%
CNH Industrial Capital LLC 3.875% due 11/01/15	8,230,000	8,322,587
Eaton Corp 1.500% due 11/02/17	2,745,000	2,735,450
ERAC USA Finance LLC
1.400% due 04/15/16 ~	2,851,000	2,872,069
2.750% due 03/15/17 ~	2,050,000	2,113,124
2.800% due 11/01/18 ~	470,000	481,714
5.600% due 05/01/15 ~	1,445,000	1,486,602
6.375% due 10/15/17 ~	1,865,000	2,123,280
GATX Corp
1.250% due 03/04/17	2,630,000	2,612,182
2.375% due 07/30/18	1,240,000	1,248,728
3.500% due 07/15/16	4,875,000	5,078,278
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	8,010,000	8,111,735
International Lease Finance Corp 2.184% due 06/15/16 §	4,265,000	4,238,344
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,008,416
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	2,730,000	2,620,000
Penske Truck Leasing Co LP
2.500% due 03/15/16 ~	5,210,000	5,317,529
2.500% due 06/15/19 ~	2,645,000	2,633,555
2.875% due 07/17/18 ~	1,735,000	1,777,225
3.125% due 05/11/15 ~	1,370,000	1,389,535
Roper Industries Inc
1.850% due 11/15/17	1,100,000	1,104,787
2.050% due 10/01/18	2,800,000	2,776,816
Southwest Airlines Co
5.250% due 10/01/14	4,000,000	4,000,000
5.750% due 12/15/16	2,050,000	2,241,597
USG Corp 8.375% due 10/15/18 ~	4,565,000	4,762,436

		71,055,989

Information Technology - 1.6%
Amphenol Corp 1.550% due 09/15/17	1,670,000	1,668,743
Anstock II Ltd (Cayman) 2.125% due 07/24/17 ~	3,380,000	3,340,116
Arrow Electronics Inc 3.375% due 11/01/15	2,685,000	2,754,740
Avnet Inc 6.625% due 09/15/16	1,110,000	1,223,060
Baidu Inc (Cayman) 2.750% due 06/09/19	2,120,000	2,110,591
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,626,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Fiserv Inc
3.125% due 06/15/16	$1,435,000	$1,483,506
6.800% due 11/20/17	4,645,000	5,315,724
Hewlett-Packard Co
2.350% due 03/15/15	2,910,000	2,935,041
2.625% due 12/09/14	850,000	853,604
Juniper Networks Inc 3.100% due 03/15/16	740,000	759,652
Oracle Corp 0.814% due 01/15/19 §	8,650,000	8,747,079
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	3,070,000	3,074,989
Xerox Corp 2.950% due 03/15/17	800,000	828,560

		36,722,045

Materials - 1.7%

Anglo American Capital PLC (United Kingdom) 1.184% due 04/15/16 § ~	2,350,000	2,364,128
Ashland Inc 3.000% due 03/15/16	5,975,000	6,004,875
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,951,719
Goldcorp Inc (Canada) 2.125% due 03/15/18	4,925,000	4,916,421
International Paper Co 5.300% due 04/01/15	1,663,000	1,701,673
Martin Marietta Materials Inc 1.333% due 06/30/17 § ~	3,025,000	3,040,083
Rock-Tenn Co 3.500% due 03/01/20	5,145,000	5,238,541
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,453,500
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	2,085,000	2,299,498

		38,970,438

Telecommunication Services - 2.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,722,337
3.625% due 03/30/15	2,500,000	2,537,225
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,345,209
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	3,080,000	3,043,348
4.347% due 06/15/41 ~	2,485,000	2,541,414
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,475,872
2.933% due 12/15/42 ~	10,900,000	11,072,067
3.598% due 04/15/43 ~	2,775,000	2,781,605
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	4,535,000	4,762,203
Verizon Communications Inc
1.350% due 06/09/17	3,635,000	3,620,111
2.625% due 02/21/20 ~	6,498,000	6,426,054

		53,327,445

Utilities - 2.0%

CMS Energy Corp 4.250% due 09/30/15	4,020,000	4,154,622
Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,637,111
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,201,653
Duke Energy Corp
1.625% due 08/15/17	2,775,000	2,788,098
2.150% due 11/15/16	6,350,000	6,490,202
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,855,523

	Principal Amount	Value
Georgia Power Co 0.554% due 03/15/16 §	$2,445,000	$2,446,103
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,328,446
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,467,515
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	636,014
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,325,019
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,495,134
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,814,789
Suburban Propane Partners LP 7.500% due 10/01/18	3,047,000	3,161,262
The Southern Co 1.950% due 09/01/16	1,995,000	2,035,060
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	5,745,000	5,736,385

		44,572,936

Total Corporate Bonds & Notes (Cost $1,144,283,088)		1,152,073,791

MORTGAGE-BACKED SECURITIES - 21.4%

Collateralized Mortgage Obligations - Commercial - 7.2%

Banc of America Commercial Mortgage Trust
5.372% due 09/10/45 " §	2,620,000	2,727,601
5.448% due 09/10/47 "	255,000	273,565
5.821% due 02/10/51 " §	210,000	231,556
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,095,439
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	406,244	411,967
5.116% due 02/11/41 " §	3,346,155	3,369,453
Citigroup Commercial Mortgage Trust
1.199% due 03/10/47 "	2,794,256	2,775,682
1.242% due 05/10/47 "	2,564,940	2,549,739
1.378% due 09/10/46 "	3,017,415	3,025,608
1.392% due 07/10/47 "	1,840,502	1,830,077
Commercial Mortgage Trust
1.006% due 02/13/32 " § ~	1,720,000	1,716,593
1.218% due 02/10/47 "	7,327,869	7,283,447
1.259% due 04/10/47 "	3,940,593	3,914,467
1.275% due 05/10/47 "	1,826,018	1,815,077
1.298% due 03/10/47 "	3,561,206	3,534,524
1.309% due 08/10/47 "	1,707,213	1,700,545
1.373% due 09/10/47 "	4,620,000	4,615,528
1.381% due 10/10/47 "	2,475,000	2,475,052
1.415% due 08/10/47 "	3,552,560	3,536,575
1.442% due 07/15/47 "	2,627,610	2,612,323
5.167% due 06/10/44 " §	1,555,000	1,604,567
5.819% due 07/10/38 " §	2,335,746	2,480,689
Credit Suisse Mortgage Trust 0.954% due 04/15/27 " § ~	860,000	861,083
DBUBS Mortgage Trust 2.238% due 08/10/44 "	855,155	864,931
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	8,260,815	8,273,673
1.426% due 08/25/17 "	7,240,000	7,274,238
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,719,066	3,747,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Trust
1.290% due 06/10/47 "	$1,941,081	$1,929,617
1.343% due 04/10/47 "	1,170,871	1,166,040
1.509% due 09/10/47 "	3,845,000	3,842,022
5.553% due 04/10/38 " §	1,655,000	1,725,605
JP Morgan Chase Commercial Mortgage Securities Trust
1.031% due 05/15/45 "	194,855	195,277
1.268% due 07/15/47 "	2,407,209	2,395,146
5.481% due 12/12/44 " §	2,262,190	2,352,200
5.703% due 02/12/49 " §	4,010,000	4,364,081
JPMBB Commercial Mortgage Securities Trust
1.085% due 07/15/45 "	1,477,474	1,477,978
1.266% due 04/15/47 "	2,168,639	2,158,755
1.322% due 08/15/47 "	2,041,694	2,031,083
1.451% due 09/15/47 "	2,195,783	2,187,804
1.650% due 09/15/47 "	1,775,000	1,775,369
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	1,285,000	1,310,320
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,500,000	1,610,263
Morgan Stanley Bank of America Merrill Lynch Trust
1.250% due 02/15/47 "	1,930,749	1,919,320
1.294% due 06/15/47 "	1,383,430	1,372,317
1.313% due 10/15/46 "	2,820,399	2,817,234
1.551% due 08/15/47 "	4,101,259	4,091,025
1.686% due 10/15/47 "	2,050,000	2,050,000
Morgan Stanley Capital I Trust
1.480% due 06/15/44 " ~	264,356	264,627
4.700% due 07/15/56 "	7,091,110	7,098,715
4.780% due 12/13/41 "	2,213,702	2,216,422
5.731% due 07/12/44 " §	10,084,817	10,707,857
WFRBS Commercial Mortgage Trust
1.154% due 12/15/46 "	1,841,995	1,834,517
1.193% due 03/15/47 "	4,107,906	4,088,710
1.233% due 03/15/47 "	3,299,214	3,285,576
1.283% due 05/15/47 "	3,533,740	3,521,759
1.413% due 08/15/47 "	4,665,347	4,653,238
1.479% due 09/15/57 "	2,585,000	2,577,173
1.607% due 06/15/44 " ~	850,059	853,297
1.663% due 10/15/57 "	1,425,000	1,425,000

		162,899,424

Collateralized Mortgage Obligations - Residential - 4.3%

Bear Stearns Adjustable Rate Mortgage Trust
2.279% due 04/25/34 " §	259,761	260,104
3.034% due 11/25/34 " §	999,792	1,011,191
Bear Stearns ALT-A Trust 0.795% due 04/25/34 " §	529,039	520,464
Chase Mortgage Finance Trust
2.434% due 02/25/37 " §	752,971	759,339
2.476% due 02/25/37 " §	333,352	333,015
2.553% due 02/25/37 " §	910,441	878,839
2.557% due 02/25/37 " §	2,256,612	2,244,729
2.567% due 02/25/37 " §	1,787,082	1,776,508
Countrywide Home Loan Mortgage Pass-Through Trust 2.446% due 11/20/34 " §	470,372	456,335
Fannie Mae 5.000% due 08/25/19 "	3,677,226	3,853,575
Fosse Master Issuer PLC (United Kingdom) 1.631% due 10/18/54 " § ~	3,093,526	3,125,597
Freddie Mac
0.604% due 05/15/36 - 09/15/42 " §	28,422,206	28,544,338
7.000% due 09/15/30 "	704,047	790,497
HarborView Mortgage Loan Trust 0.494% due 06/20/35 " §	755,020	733,494

	Principal Amount	Value
JPMorgan Mortgage Trust
2.490% due 07/25/35 " §	$323,655	$329,167
2.547% due 07/25/35 " §	1,329,397	1,358,406
2.607% due 07/25/35 " §	1,275,752	1,303,274
Lanark Master Issuer PLC (United Kingdom) 0.735% due 12/22/54 " § ~	5,065,028	5,084,171
MASTR Adjustable Rate Mortgages Trust 1.671% due 09/25/34 " §	819,631	766,703
Merrill Lynch Mortgage Investors Trust 2.500% due 12/25/35 " §	5,582,000	5,442,216
Sequoia Mortgage Trust 0.650% due 11/20/34 " §	703,553	686,166
Silverstone Master Issuer PLC (United Kingdom) 1.784% due 01/21/55 " § ~	14,655,000	14,771,126
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 06/25/34 " §	2,652,747	2,724,658
2.419% due 05/25/34 " §	713,718	720,671
2.492% due 11/25/34 " §	1,644,238	1,665,914
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.447% due 07/25/33 " §	384,445	383,581
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 07/25/45 " §	2,867,132	2,754,525
0.475% due 08/25/45 " §	1,842,710	1,773,573
2.376% due 06/25/34 " §	600,896	615,589
2.398% due 09/25/35 " §	9,000,000	8,579,439
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	467,765	497,937
Wells Fargo Mortgage-Backed Securities Trust 2.597% due 08/25/33 " §	1,255,510	1,290,322

		96,035,463

Fannie Mae - 7.5%
1.936% due 01/01/35 " §	30,995	32,695
1.940% due 05/01/35 " §	3,448,038	3,685,710
2.023% due 05/01/35 " §	594,139	625,521
2.111% due 03/01/35 " §	718,192	766,390
2.191% due 04/01/34 " §	2,006,942	2,152,242
2.205% due 04/01/33 " §	241,053	256,781
2.216% due 12/01/33 " §	1,623,655	1,731,932
2.224% due 01/01/35 " §	944,601	1,004,616
2.234% due 02/01/33 " §	159,544	170,246
2.250% due 05/01/33 " §	50,197	50,455
2.276% due 12/01/33 " §	1,126,775	1,199,634
2.300% due 06/01/35 " §	1,172,006	1,263,659
2.310% due 07/01/35 " §	1,247,249	1,341,942
2.326% due 10/01/34 " §	819,608	878,874
2.335% due 04/01/35 " §	365,381	368,562
2.340% due 02/01/33 - 01/01/34 " §	2,483,504	2,630,927
2.375% due 02/01/34 " §	1,183,358	1,273,191
2.377% due 06/01/33 " §	1,286,216	1,373,582
2.383% due 06/01/35 " §	778,919	834,977
2.414% due 07/01/35 " §	1,319,877	1,419,607
2.425% due 05/01/33 - 08/01/33 " §	3,060,945	3,301,627
2.435% due 11/01/35 " §	840,256	904,011
3.000% due 01/01/27 "	12,043,273	12,451,894
3.500% due 12/01/25 - 10/01/29 "	29,679,510	31,254,797
4.000% due 07/01/25 - 10/01/41 "	17,644,660	18,718,857
4.500% due 05/01/25 - 11/01/44 "	33,420,266	35,795,733
5.000% due 07/01/24 - 07/01/35 "	5,927,809	6,474,557
5.500% due 01/01/18 - 12/01/39 "	30,635,330	34,032,176
6.000% due 01/01/18 - 03/01/37 "	2,089,072	2,264,916
6.500% due 05/01/33 "	1,166,136	1,369,469
7.000% due 05/01/33 - 06/01/33 "	345,753	378,347

		170,007,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac - 1.5%

1.604% due 09/25/24 " §	$3,790,000	$3,783,720
2.116% due 02/01/35 " §	509,574	540,830
2.347% due 09/01/35 " §	1,949,086	2,081,626
2.350% due 03/01/35 " §	653,782	689,542
2.375% due 08/01/35 " §	1,989,337	2,123,993
2.421% due 03/01/35 " §	591,186	632,475
4.000% due 08/01/26 "	15,226,846	16,262,565
5.500% due 03/01/18 - 06/01/41 "	2,725,944	3,006,715
6.000% due 04/01/33 "	3,237,585	3,700,082

		32,821,548

Government National Mortgage Association - 0.9%
1.625% due 09/20/34 - 01/20/35 " §	3,710,677	3,851,607
3.000% due 09/20/27 "	3,805,942	3,970,254
3.500% due 03/20/43 "	5,772,621	5,991,615
5.000% due 12/20/34 - 02/20/40 "	1,363,676	1,516,960
5.500% due 07/15/20 "	696,880	739,074
6.000% due 01/15/22 - 07/15/36 "	3,531,391	3,898,931

		19,968,441

Total Mortgage-Backed Securities (Cost $480,939,541)		481,732,803

ASSET-BACKED SECURITIES - 14.5%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	3,700,000	3,690,937
3.150% due 10/15/18 " ~	1,345,000	1,384,641
Ally Master Owner Trust 1.000% due 02/15/18 "	3,710,000	3,717,327
American Express Credit Account Master Trust
0.990% due 03/15/18 "	4,800,000	4,814,066
1.260% due 01/15/20 "	4,350,000	4,335,886
1.290% due 03/15/18 " ~	5,485,000	5,497,067
AmeriCredit Automobile Receivables Trust
0.960% due 01/09/17 "	2,341,379	2,344,181
1.050% due 10/11/16 "	846,316	846,856
1.600% due 07/08/19 "	2,930,000	2,906,556
1.730% due 02/08/17 "	1,840,000	1,846,225
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	4,555,000	4,558,997
Bank of America Auto Trust 0.780% due 06/15/16 "	1,623,079	1,624,069
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	4,102,477	4,104,682
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	5,930,000	5,939,953
1.090% due 03/20/18 "	3,170,000	3,176,375
1.260% due 05/21/18 "	6,230,000	6,227,231
1.320% due 06/20/18 "	3,000,000	3,012,054
1.480% due 11/20/18 "	3,040,000	3,035,656
2.220% due 01/22/19 "	870,000	875,347
CarMax Auto Owner Trust
0.840% due 03/15/17 "	4,031,134	4,037,161
0.890% due 09/15/16 "	680,958	682,120
1.690% due 08/15/19 "	435,000	429,795
1.930% due 11/15/19 "	620,000	613,454
CCG Receivables Trust 1.060% due 11/15/21 " ~	2,535,000	2,533,734
Chase Issuance Trust 1.010% due 10/15/18 "	4,690,000	4,686,175
CIT Equipment Collateral 1.100% due 08/22/16 " ~	20,841	20,850
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	11,265,000	11,222,565
CNH Equipment Trust
0.690% due 06/15/18 "	6,235,000	6,241,980

	Principal Amount	Value
0.860% due 09/15/17 "	$3,455,933	$3,462,278
0.910% due 05/15/19 "	7,845,000	7,818,425
0.940% due 05/15/17 "	947,825	948,801
CNH Wholesale Master Note Trust 0.754% due 08/15/19 " § ~	2,680,000	2,687,815
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	2,489,473	2,509,111
Discover Card Execution Note Trust 0.860% due 11/15/17 "	13,175,000	13,211,824
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	3,447,750	3,448,725
0.870% due 09/20/19 " ~	2,325,000	2,325,522
1.050% due 03/20/20 " ~	10,265,000	10,264,661
1.060% due 03/20/19 " ~	2,121,289	2,128,626
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	858,520	858,942
Ford Credit Auto Lease Trust
1.100% due 11/15/17 "	2,505,000	2,503,504
1.230% due 11/15/16 "	2,800,000	2,789,627
1.510% due 08/15/17 "	1,915,000	1,918,967
Ford Credit Auto Owner Trust
0.580% due 12/15/16 "	1,464,447	1,465,609
0.670% due 04/15/18 "	2,855,000	2,853,667
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19 "	6,760,000	6,729,702
4.200% due 02/15/17 " ~	4,425,000	4,487,970
4.990% due 02/15/17 " ~	3,165,000	3,220,044
GE Dealer Floorplan Master Note Trust
0.534% due 07/20/19 " §	10,700,000	10,711,337
0.554% due 04/20/18 " §	11,260,000	11,296,100
GE Equipment Small Ticket LLC
0.950% due 09/25/17 " ~	6,535,000	6,539,630
1.040% due 09/21/15 " ~	973,947	974,999
GE Equipment Transportation LLC 1.480% due 08/23/22 "	1,680,000	1,674,118
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	3,870,000	3,866,395
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	2,831,291	2,808,165
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	6,857,078	6,861,672
Huntington Auto Trust 0.810% due 09/15/16 "	1,625,042	1,627,479
Hyundai Auto Lease Securitization Trust
0.920% due 08/17/15 " ~	1,891,131	1,891,841
1.260% due 09/17/18 " ~	3,015,000	3,013,104
Hyundai Auto Receivables Trust
0.750% due 09/17/18 "	4,845,000	4,832,992
1.650% due 02/15/17 "	1,482,434	1,486,060
Kubota Credit Owner Trust 0.580% due 02/15/17 " ~	2,440,000	2,440,379
Mercedes-Benz Auto Lease Trust 0.620% due 07/15/16 "	2,865,000	2,867,356
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,869,265
Motor PLC (United Kingdom)
0.635% due 08/25/21 " § ~	3,152,814	3,157,795
1.286% due 02/25/20 " ~	267,633	267,895
MVW Owner Trust
2.150% due 04/22/30 " ~	833,822	838,197
2.250% due 09/20/31 " ~	2,500,000	2,499,290
Navistar Financial Dealer Note Master Trust
0.825% due 01/25/18 " § ~	6,150,000	6,154,905
0.835% due 09/25/18 " § ~	3,515,000	3,523,889
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	4,881,986	4,885,801
Nissan Master Owner Trust Receivables 0.624% due 05/15/17 " §	11,635,000	11,652,633
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	1,166,626	1,168,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
2.050% due 06/20/31 " ~	$2,541,155	$2,527,356
2.070% due 03/20/30 " ~	3,404,331	3,404,331
2.200% due 10/20/30 " ~	1,908,099	1,906,045
SMART Trust (Australia)
0.840% due 09/14/16 "	3,058,069	3,064,120
0.950% due 02/14/18 "	5,370,000	5,368,241
0.970% due 03/14/17 "	2,338,843	2,340,012
1.180% due 02/14/19 "	940,000	936,616
1.590% due 10/14/16 " ~	5,621,569	5,650,193
Synchrony Credit Card Master Note Trust 0.634% due 05/15/19 " §	2,840,000	2,845,713
1.030% due 01/15/18 "	4,300,000	4,307,267
5.750% due 03/15/18 " ~	2,035,000	2,082,366
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	1,244,897	1,245,253
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,115,578
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	2,470,000	2,464,438
Wheels SPV LLC 0.840% due 03/20/23 " ~	2,850,000	2,840,331
1.190% due 03/20/21 " ~	629,922	630,509
World Omni Automobile Lease Securitization Trust 0.930% due 11/16/15 "	339,959	340,061
1.060% due 11/15/17 "	3,405,000	3,407,499
1.370% due 01/15/20 "	1,965,000	1,964,124

Total Asset-Backed Securities (Cost $326,559,430)		326,389,112

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.375% due 07/05/16	9,270,000	9,251,729
0.625% due 08/26/16	23,110,000	23,098,075
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,572,173
Freddie Mac 0.875% due 10/14/16	30,615,000	30,750,624

Total U.S. Government Agency Issues (Cost $67,547,241)		67,672,601

U.S. TREASURY OBLIGATIONS - 5.5%

U.S. Treasury Inflation Protected Securities - 3.5%

0.125% due 04/15/17 ^	43,915,129	44,530,951
0.500% due 04/15/15 ^	15,671,947	15,692,759
1.875% due 07/15/15 ^	18,054,879	18,466,747

		78,690,457

U.S. Treasury Notes - 2.0%

0.750% due 01/15/17	44,130,000	44,111,024

Total U.S. Treasury Obligations (Cost $123,612,653)		122,801,481

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Iceland Government International (Iceland) 4.875% due 06/16/16 ~	$9,600,000	$10,011,293
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 355,060,000	26,824,723

Total Foreign Government Bonds & Notes (Cost $37,160,420)		36,836,016

MUNICIPAL BONDS - 0.4%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	6,508,800
University of California 0.657% due 07/01/41 §	1,915,000	1,922,583

Total Municipal Bonds (Cost $8,390,000)		8,431,383

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $69,922,671; collateralized by Freddie Mac: 3.750% due 03/27/19 and value $71,321,588)		69,922,671

Total Short-Term Investment (Cost $69,922,671)		69,922,671

TOTAL INVESTMENTS - 100.6% (Cost $2,258,415,044)		2,265,859,858

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(12,979,921)

NET ASSETS - 100.0%		$2,252,879,937

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	162,135,000	USD	12,211,260	11/14	RBS	($178,316)
USD	12,278,397	MXN	162,135,000	11/14	RBS	245,453

Total Forward Foreign Currency Contracts						$67,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,152,073,791	$-	$1,152,073,791	$-
	Mortgage-Backed Securities	481,732,803	-	478,257,803	3,475,000
	Asset-Backed Securities	326,389,112	-	326,389,112	-
	U.S. Government Agency Issues	67,672,601	-	67,672,601	-
	U.S. Treasury Obligations	122,801,481	-	122,801,481	-
	Foreign Government Bonds & Notes	36,836,016	-	36,836,016	-
	Municipal Bonds	8,431,383	-	8,431,383	-
	Short-Term Investment	69,922,671	-	69,922,671	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	245,453	-	245,453	-

	Total Assets	2,266,105,311	-	2,262,630,311	3,475,000

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(178,316)	-	(178,316)	-

	Total Liabilities	(178,316)	-	(178,316)	-

	Total	$2,265,926,995	$-	$2,262,451,995	$3,475,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.0%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$1,727,000	$1,708,003
5.450% due 02/09/17 ~	1,211,000	1,268,523

		2,976,526

Bangladesh - 0.2%
Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	2,025,000	2,141,438

Barbados - 0.4%

Columbus International Inc 7.375% due 03/30/21 ~	4,635,000	4,837,781

Bermuda - 1.5%

Digicel Group Ltd
7.125% due 04/01/22 ~	2,090,000	2,091,045
8.250% due 09/30/20 ~	9,275,000	9,600,553
Digicel Ltd 6.000% due 04/15/21 ~	3,510,000	3,483,675
Ooredoo International Finance Ltd 7.875% due 06/10/19 ~	2,759,000	3,390,121
Pacnet Ltd 9.000% due 12/12/18 ~	608,000	643,720

		19,209,114

Brazil - 0.3%
Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 2,000,000	782,862
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	2,800,000	1,323,088
Cia Energetica de Sao Paulo 9.750% due 01/15/15 ^ ~	684,526	287,725
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	1,850,000	748,238
Oi SA 9.750% due 09/15/16 ~	2,000,000	752,070

		3,893,983

Canada - 0.5%
Pacific Rubiales Energy Corp
5.125% due 03/28/23 ~	$1,140,000	1,094,742
5.375% due 01/26/19 ~	785,000	797,756
5.625% due 01/19/25 ~	2,300,000	2,215,935
7.250% due 12/12/21 ~	2,475,000	2,703,938

		6,812,371

Cayman - 4.0%
21Vianet Group Inc 6.875% due 06/26/17 ~	CNY 3,500,000	535,196
Agile Property Holdings Ltd 9.875% due 03/20/17 ~	$660,000	702,900
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	2,520,000	2,432,748
Central China Real Estate Ltd
6.500% due 06/04/18 ~	1,100,000	1,057,830
8.000% due 01/28/20 ~	782,000	767,287
China Hongqiao Group Ltd 7.625% due 06/26/17 ~	1,345,000	1,385,918
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 7,900,000	1,311,240
11.500% due 11/14/17 ~	$2,660,000	2,809,625
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	1,275,000	1,338,750

	Principal Amount	Value
CIFI Holdings Group Co Ltd
8.875% due 01/27/19 ~	$760,000	$760,000
12.250% due 04/15/18 ~	2,510,000	2,817,475
Comcel Trust 6.875% due 02/06/24 ~	2,660,000	2,812,950
Country Garden Holdings Co Ltd
7.250% due 04/04/21 ~	805,000	794,937
7.500% due 01/10/23 ~	2,246,000	2,161,775
DEWA Sukuk Ltd 3.000% due 03/05/18 ~	1,031,000	1,064,507
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 3,400,000	5,691,048
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$1,513,000	1,741,160
Kaisa Group Holdings Ltd
8.875% due 03/19/18 ~	1,320,000	1,343,100
9.000% due 06/06/19 ~	715,000	719,344
10.250% due 01/08/20 ~	1,320,000	1,379,400
KWG Property Holding Ltd
8.975% due 01/14/19 ~	1,360,000	1,353,200
13.250% due 03/22/17 ~	600,000	684,000
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	1,585,000	1,688,025
MIE Holdings Corp
6.875% due 02/06/18 ~	400,000	409,500
7.500% due 04/25/19 ~	860,000	879,350
Nile Finance Ltd 5.250% due 08/05/15 ~	1,090,000	1,122,402
Shimao Property Holdings Ltd 6.625% due 01/14/20 ~	1,405,000	1,412,025
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	2,065,000	2,157,925
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	2,445,000	2,490,966
12.500% due 10/16/17 ~	1,505,000	1,678,075
Times Property Holdings Ltd 12.625% due 03/21/19 ~	1,255,000	1,324,477
Yuzhou Properties Co Ltd
8.625% due 01/24/19 ~	2,165,000	2,133,932
8.750% due 10/04/18 ~	735,000	738,675
11.750% due 10/25/17 ~	630,000	694,575

		52,394,317

Chile - 0.5%
Banco del Estado de Chile
3.875% due 02/08/22 ~	180,000	182,267
4.125% due 10/07/20 ~	630,000	660,910
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	970,000	999,111
3.875% due 11/03/21 ~	1,590,000	1,634,712
7.500% due 01/15/19 ~	470,000	562,269
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	580,000	622,381
6.250% due 07/08/19 ~	1,000,000	1,128,861

		5,790,511

Colombia - 0.5%
Colombia Telecomunicaciones SA ESP 5.375% due 09/27/22 ~	2,105,000	2,120,787
Ecopetrol SA 7.625% due 07/23/19	490,000	584,178
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 1,358,000,000	730,841
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	1,244,938
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	2,254,000,000	1,180,542

		5,861,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Costa Rica - 0.2%
Banco de Costa Rica 5.250% due 08/12/18 ~	$940,000	$961,150
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	580,000	584,350
Instituto Costarricense de Electricidad
6.375% due 05/15/43 ~	1,470,000	1,245,825
6.950% due 11/10/21 ~	200,000	213,000

		3,004,325

Georgia - 0.1%
Georgian Railway JSC 7.750% due 07/11/22 ~	1,250,000	1,409,375

Hong Kong - 0.3%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,280,000	1,252,219
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	1,295,233
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$900,000	958,899

		3,506,351

India - 0.1%
Export-Import Bank of India
4.000% due 08/07/17 ~	490,000	514,113
4.000% due 01/14/23 ~	1,180,000	1,176,826

		1,690,939

Indonesia - 0.3%
P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	1,960,000	1,303,400
P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,284,000	1,232,640
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	999,000	1,046,452

		3,582,492

Ireland - 2.0%
Alfa Bank OJSC
7.500% due 09/26/19 ~	3,570,000	3,521,252
7.750% due 04/28/21 ~	1,395,000	1,409,089
8.625% due 04/26/16 ~	RUB 42,300,000	1,026,199
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$2,280,000	2,126,100
Credit Bank of Moscow 7.700% due 02/01/18 ~	2,998,000	2,941,787
Metalloinvest Finance Ltd 5.625% due 04/17/20 ~	1,067,000	977,639
Rosneft Oil Co 4.199% due 03/06/22 ~	2,039,000	1,756,089
VEB-Leasing 5.125% due 05/27/16 ~	1,113,000	1,104,653
Vimpel Communications 7.748% due 02/02/21 ~	3,135,000	3,244,725
Vnesheconombank
5.450% due 11/22/17 ~	1,130,000	1,127,175
5.942% due 11/21/23 ~	690,000	648,600
6.025% due 07/05/22 ~	677,000	647,381
6.800% due 11/22/25 ~	2,584,000	2,545,240
6.902% due 07/09/20 ~	3,151,000	3,198,265

		26,274,194

Kazakhstan – 1.9%
Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,342,000	2,224,900
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 2,130,000	2,771,006

	Principal Amount	Value
7.500% due 11/29/16 ~	$2,280,000	$2,308,500
8.000% due 11/03/15 ~	1,685,000	1,718,700
8.500% due 05/11/18 ~	1,555,000	1,574,438
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	2,180,000	2,100,866
5.750% due 04/30/43 ~	2,809,000	2,643,831
6.375% due 04/09/21 ~	600,000	649,620
7.000% due 05/05/20 ~	2,962,000	3,308,554
9.125% due 07/02/18 ~	1,530,000	1,795,837
11.750% due 01/23/15 ~	736,000	759,331
Zhaikmunai LLP 7.125% due 11/13/19 ~	2,690,000	2,831,225

		24,686,808

Luxembourg - 2.2%
Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,300,000	1,213,359
Gazprom Neft OAO
4.375% due 09/19/22 ~	$1,493,000	1,293,311
6.000% due 11/27/23 ~	1,290,000	1,225,632
Gazprom OAO
4.950% due 02/06/28 ~	1,190,000	1,065,050
8.625% due 04/28/34 ~	610,000	713,718
MHP SA
8.250% due 04/02/20 ~	5,725,000	4,910,332
10.250% due 04/29/15 ~	1,877,000	1,839,835
Millicom International Cellular SA
4.750% due 05/22/20 ~	770,000	737,275
6.625% due 10/15/21 ~	1,715,000	1,787,888
Minerva Luxembourg SA
7.750% due 01/31/23 ~	1,029,000	1,050,095
12.250% due 02/10/22 ~	3,550,000	4,100,250
Promsvyazbank OJSC 10.200% due 11/06/19 ~	1,211,000	1,138,340
Puma International Financing SA 6.750% due 02/01/21 ~	2,800,000	2,884,700
Sberbank of Russia 5.500% due 02/26/24 § ~	1,710,000	1,551,825
TMK OAO
6.750% due 04/03/20 ~	1,575,000	1,425,375
7.750% due 01/27/18 ~	2,045,000	2,060,338

		28,997,323

Malaysia - 0.3%
Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	820,000	906,960
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,070,000	1,198,961
7.875% due 05/22/22 ~	620,000	807,717
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	955,000	1,056,039

		3,969,677

Mexico - 1.2%
America Movil SAB de CV 6.450% due 12/05/22	MXN 16,700,000	1,209,728
Cemex SAB de CV
5.700% due 01/11/25 ~	$575,000	555,450
5.875% due 03/25/19 ~	920,000	926,900
6.500% due 12/10/19 ~	1,925,000	1,992,375
7.250% due 01/15/21 ~	530,000	561,800
Comision Federal de Electricidad
4.875% due 05/26/21 ~	1,158,000	1,233,849
4.875% due 01/15/24 ~	740,000	779,590
5.750% due 02/14/42 ~	1,270,000	1,349,375
Grupo Televisa SAB 7.250% due 05/14/43	MXN 20,000,000	1,260,433
Petroleos Mexicanos
5.500% due 06/27/44	$304,000	311,785
5.750% due 03/01/18	809,000	897,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
6.000% due 03/05/20	$515,000	$588,387
6.500% due 06/02/41	1,461,000	1,697,244
7.190% due 09/12/24 ~	MXN 15,590,000	1,175,150
8.000% due 05/03/19	$1,025,000	1,249,987

		15,790,043

Netherlands - 3.3%
Ajecorp BV 6.500% due 05/14/22 ~	2,235,000	2,046,143
FBN Finance Co BV
8.000% due 07/23/21 § ~	1,700,000	1,719,125
8.250% due 08/07/20 § ~	1,695,000	1,741,968
Hyva Global BV 8.625% due 03/24/16 ~	1,345,000	1,370,152
Indo Energy Finance II BV 6.375% due 01/24/23 ~	2,606,000	2,039,195
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	563,000	609,397
6.950% due 07/10/42 ~	1,691,000	1,835,648
Majapahit Holding BV
7.750% due 10/17/16 ~	950,000	1,055,688
7.750% due 01/20/20 ~	860,000	999,750
8.000% due 08/07/19 ~	950,000	1,113,875
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	1,080,000	1,053,540
8.375% due 05/09/18 ~	2,405,000	2,477,150
Metinvest BV
8.750% due 02/14/18 ~	5,950,000	4,105,500
10.250% due 05/20/15 ~	3,255,000	2,547,688
New World Resources NV 7.875% due 05/01/18 ~	EUR 4,000,000	2,688,529
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	$1,980,000	1,999,800
Polish Television Holding BV 11.000% PIK due 01/15/21 ~	EUR 1,400,000	2,092,748
VimpelCom Holdings BV
5.950% due 02/13/23 ~	$2,520,000	2,324,700
7.504% due 03/01/22 ~	3,455,000	3,537,056
9.000% due 02/13/18 ~	RUB 70,000,000	1,678,844
VTR Finance BV 6.875% due 01/15/24 ~	$4,110,000	4,264,125

		43,300,621

Nigeria - 0.2%
Access Bank PLC 9.250% due 06/24/21 § ~	2,070,000	2,142,450

Paraguay - 0.1%

Telefonica Celular del Paraguay SA 6.750% due 12/13/22 ~	1,610,000	1,675,205

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,110,000	1,223,775
Petron Corp 7.000% due 11/10/17	PHP 38,000,000	890,214
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	$970,000	1,154,300
7.390% due 12/02/24 ~	1,820,000	2,325,050

		5,593,339

Singapore - 0.2%
Berau Capital Resources PTE Ltd 12.500% due 07/08/15 ~	785,000	612,300
Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	690,000	745,200
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	1,260,000	1,370,250

		2,727,750

	Principal Amount	Value
South Africa - 0.4%
Edcon Proprietary Ltd 9.500% due 03/01/18 ~	EUR 3,640,000	$3,844,871
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 15,640,000	1,378,653

		5,223,524

Spain - 0.1%
CEMEX Espana SA 9.875% due 04/30/19 ~	$1,255,000	1,399,325

Sri Lanka - 0.1%

Bank of Ceylon 6.875% due 05/03/17 ~	1,050,000	1,114,313

Turkey - 0.1%

Akbank TAS 7.500% due 02/05/18 ~	TRY 900,000	353,667
Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	2,365,000	929,170

		1,282,837

United Arab Emirates - 0.5%
Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 7,500,000	2,274,330
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$971,328	1,068,460
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	709,000	864,980
Emirates Airline
4.500% due 02/06/25 ~	1,000,000	995,000
5.125% due 06/08/16 ~	1,070,000	1,128,165

		6,330,935

United Kingdom - 2.8%
Afren PLC 6.625% due 12/09/20 ~	850,000	813,875
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	698,601
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	$3,790,000	3,477,325
Franshion Development Ltd 6.750% due 04/15/21 ~	1,310,000	1,359,125
Genel Energy Finance PLC 7.500% due 05/14/19	1,400,000	1,389,500
Oschadbank
8.250% due 03/10/16 ~	1,800,000	1,422,360
8.875% due 03/20/18 ~	1,350,000	1,036,395
Sea Trucks Group 9.000% due 03/26/18 ~	6,010,000	5,686,962
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	2,000,000	2,121,620
6.300% due 11/12/40 ~	600,000	724,549
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	800,000	841,810
Trillion Chance Ltd 8.500% due 01/10/19 ~	2,175,000	2,128,414
Tullow Oil PLC 6.000% due 11/01/20 ~	368,000	369,840
Ukraine Railways 9.500% due 05/21/18 ~	300,000	226,560
Ukreximbank 8.750% due 01/22/18 ~	2,326,000	1,785,670
Vedanta Resources PLC
6.000% due 01/31/19 ~	2,500,000	2,537,500
7.125% due 05/31/23 ~	1,895,000	1,949,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
8.250% due 06/07/21 ~	$2,685,000	$2,971,959
9.500% due 07/18/18 ~	2,492,000	2,865,800
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	1,325,000	1,354,813

		35,762,159

United States - 0.4%
Cemex Finance LLC 9.375% due 10/12/22 ~	4,155,000	4,705,537

Venezuela - 0.7%

Petroleos de Venezuela SA
4.900% due 10/28/14	5,873,689	5,770,900
5.250% due 04/12/17 ~	1,470,000	1,029,000
5.375% due 04/12/27 ~	997,000	499,497
9.750% due 05/17/35 ~	1,797,000	1,159,065
12.750% due 02/17/22 ~	697,000	582,866

		9,041,328

Vietnam - 0.0%
Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	250,000	267,825

Total Corporate Bonds & Notes (Cost $345,877,819)		337,396,002

SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai World
Term A1
1.000% due 09/30/15 §	3,470,764	2,840,241
Term B1
1.000% PIK due 09/30/18 §	13,049,521	10,678,853

		13,519,094

Total Senior Loan Notes (Cost $13,840,988)		13,519,094

FOREIGN GOVERNMENT BONDS & NOTES - 56.7%

Argentina - 0.6%

Argentina Boden 7.000% due 10/03/15	4,858,517	4,382,637
Argentine Republic Government
2.500% due 12/31/38	5,012,197	2,711,599
8.280% due 12/31/33 Y	413,101	349,070
8.750% due 06/02/17	88,729	78,747

		7,522,053

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	1,224,000	1,254,600

Belarus - 0.7%

Republic of Belarus
8.750% due 08/03/15 ~	3,916,000	4,014,683
8.950% due 01/26/18 ~	4,592,000	4,907,700

		8,922,383

Bolivia - 0.1%

Bolivian Government
4.875% due 10/29/22 ~	650,000	667,875
5.950% due 08/22/23 ~	950,000	1,023,625

		1,691,500

	Principal Amount	Value
Brazil - 7.3%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	$280,000	$299,250
5.750% due 09/26/23 ~	650,000	695,695
6.500% due 06/10/19 ~	1,698,000	1,916,617
Brazil Letras do Tesouro Nacional 12.431% due 01/01/17	BRL 74,540,000	23,391,597
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	31,953,000	11,975,763
10.000% due 01/01/23	79,990,000	29,129,546
10.000% due 01/01/25	59,481,000	21,352,722
Brazilian Government
2.625% due 01/05/23	$1,240,000	1,119,100
4.250% due 01/07/25	2,724,000	2,700,165
4.875% due 01/22/21	940,000	1,003,920
8.500% due 01/05/24	BRL 574,000	213,396
8.875% due 04/15/24	$490,000	670,075
10.250% due 01/10/28	BRL 621,000	252,434

		94,720,280

Chile - 0.1%

Chile Government
3.250% due 09/14/21	$420,000	432,600
6.000% due 01/01/20 ~	CLP 485,000,000	884,136

		1,316,736

Colombia - 3.9%

Colombia Government
4.000% due 02/26/24	$860,000	872,040
4.375% due 03/21/23	COP 302,000,000	129,227
6.125% due 01/18/41	$3,698,000	4,350,697
7.375% due 01/27/17	545,000	618,575
7.375% due 03/18/19	2,420,000	2,897,950
7.375% due 09/18/37	1,738,000	2,333,265
7.750% due 04/14/21	COP 6,189,000,000	3,332,899
8.125% due 05/21/24	$1,960,000	2,606,800
9.850% due 06/28/27	COP 1,818,000,000	1,137,128
11.750% due 02/25/20	$1,480,000	2,109,000
12.000% due 10/22/15	COP 2,648,000,000	1,402,136
Colombian TES
6.000% due 04/28/28	16,963,200,000	7,502,360
7.000% due 09/11/19	4,778,200,000	2,463,599
7.000% due 05/04/22	23,466,300,000	11,804,216
7.500% due 08/26/26	6,289,200,000	3,198,400
10.000% due 07/24/24	6,402,700,000	3,865,248

		50,623,540

Costa Rica - 0.2%
Costa Rica Government
4.250% due 01/26/23 ~	$1,698,000	1,574,895
4.375% due 04/30/25 ~	600,000	547,500
5.625% due 04/30/43 ~	600,000	519,000

		2,641,395

Croatia - 0.6%
Croatia Government
6.250% due 04/27/17 ~	1,263,000	1,345,095
6.375% due 03/24/21 ~	2,474,000	2,696,660
6.625% due 07/14/20 ~	2,300,000	2,541,500
6.750% due 11/05/19 ~	1,470,000	1,628,025

		8,211,280

Dominican Republic - 0.5%
Dominican Republic
5.875% due 04/18/24 ~	1,850,000	1,914,750
6.600% due 01/28/24 ~	1,090,000	1,171,750
7.450% due 04/30/44 ~	1,260,000	1,360,800
7.500% due 05/06/21 ~	2,400,000	2,712,000

		7,159,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Ecuador - 0.3%
Ecuador Government
7.950% due 06/20/24 ~	$3,035,000	$3,253,975
9.375% due 12/15/15 ~	1,013,000	1,068,715

		4,322,690

Egypt - 0.2%
Egypt Government
5.750% due 04/29/20 ~	1,572,000	1,654,844
6.875% due 04/30/40 ~	410,000	410,000

		2,064,844

El Salvador - 0.3%
El Salvador Government
5.875% due 01/30/25 ~	1,280,000	1,264,000
6.375% due 01/18/27 ~	260,000	261,300
7.375% due 12/01/19 ~	280,000	312,900
7.625% due 02/01/41 ~	633,000	672,562
7.650% due 06/15/35 ~	1,220,000	1,302,350
8.250% due 04/10/32 ~	525,000	610,313

		4,423,425

Gabon - 0.3%
Gabonese Republic 6.375% due 12/12/24 ~	3,914,300	4,188,301

Georgia - 0.1%
Georgia Government 6.875% due 04/12/21 ~	1,005,000	1,125,600

Guatemala - 0.2%
Guatemala Government 4.875% due 02/13/28 ~	2,190,000	2,250,225

Hungary - 2.5%
Hungary Government
4.125% due 02/19/18	2,482,000	2,570,434
4.750% due 02/03/15	655,000	663,600
5.375% due 02/21/23	3,924,000	4,159,440
5.375% due 03/25/24	1,798,000	1,901,385
5.750% due 11/22/23	3,886,000	4,230,883
6.000% due 11/24/23	HUF 610,320,000	2,754,873
6.250% due 01/29/20	$2,380,000	2,656,675
6.500% due 06/24/19	HUF 296,030,000	1,351,838
6.750% due 11/24/17	1,197,320,000	5,453,538
7.000% due 06/24/22	503,890,000	2,401,529
7.625% due 03/29/41	$3,474,000	4,446,720

		32,590,915

Indonesia - 2.2%
Indonesia Government
4.875% due 05/05/21 ~	1,316,000	1,375,220
5.875% due 03/13/20 ~	1,106,000	1,217,983
6.875% due 01/17/18 ~	2,645,000	2,992,156
7.750% due 01/17/38 ~	550,000	701,250
11.625% due 03/04/19 ~	1,319,000	1,760,865
Indonesia Treasury
6.250% due 04/15/17	IDR 22,765,000,000	1,808,221
6.625% due 05/15/33	11,640,000,000	755,877
7.000% due 05/15/27	9,974,000,000	711,973
8.375% due 03/15/24	47,478,000,000	3,881,819
8.375% due 03/15/34	42,525,000,000	3,306,267
9.000% due 03/15/29	91,687,000,000	7,675,327
10.500% due 08/15/30	9,068,000,000	854,667
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	$1,224,000	1,355,580

		28,397,205

	Principal Amount	Value
Iraq - 0.2%
Republic of Iraq 5.800% due 01/15/28 ~	$2,870,000	$2,590,175

Ivory Coast - 1.0%
Ivory Coast Government
5.375% due 07/23/24 ~	1,240,000	1,188,850
5.750% due 12/31/32 ~	12,970,000	12,434,987

		13,623,837

Kazakhstan - 0.1%
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	800,000	762,160
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	870,000	894,525

		1,656,685

Kenya - 0.1%
Kenya Government 6.875% due 06/24/24 ~	1,020,000	1,075,590

Latvia - 0.2%
Republic of Latvia 2.750% due 01/12/20 ~	2,220,000	2,189,475

Lebanon - 1.2%
Lebanon Government
4.100% due 06/12/15 ~	1,791,000	1,802,717
5.150% due 11/12/18 ~	447,000	451,470
5.450% due 11/28/19 ~	1,013,000	1,026,402
6.000% due 01/27/23 ~	714,000	722,211
6.100% due 10/04/22 ~	3,336,000	3,411,060
6.375% due 03/09/20	1,880,000	1,974,000
6.600% due 11/27/26 ~	3,687,000	3,788,392
8.250% due 04/12/21 ~	1,969,000	2,271,832

		15,448,084

Lithuania - 0.6%
Lithuania Government
5.125% due 09/14/17 ~	770,000	845,075
6.125% due 03/09/21 ~	1,840,000	2,132,100
6.625% due 02/01/22 ~	1,770,000	2,112,937
7.375% due 02/11/20 ~	2,460,000	2,976,600

		8,066,712

Malaysia - 2.6%
Malaysia Government
3.394% due 03/15/17	MYR 16,170,000	4,920,299
3.418% due 08/15/22	11,709,000	3,462,031
3.492% due 03/31/20	13,850,000	4,168,873
3.502% due 05/31/27	1,010,000	286,746
3.580% due 09/28/18	11,127,000	3,392,160
3.654% due 10/31/19	16,100,000	4,902,086
4.012% due 09/15/17	13,900,000	4,291,399
4.048% due 09/30/21	8,828,000	2,730,396
4.160% due 07/15/21	5,770,000	1,791,739
4.181% due 07/15/24	3,880,000	1,207,201
4.378% due 11/29/19	1,771,000	556,778
4.392% due 04/15/26	2,910,000	909,028
4.498% due 04/15/30	2,130,000	670,652
5.248% due 09/15/28	680,000	229,099

		33,518,487

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Mexico - 3.7%
Mexican Bonos
7.500% due 06/03/27	MXN 101,730,000	$8,301,116
7.750% due 05/29/31	102,530,000	8,446,394
7.750% due 11/13/42	26,880,000	2,197,802
8.500% due 05/31/29	95,560,000	8,404,015
8.500% due 11/18/38	25,320,000	2,236,449
10.000% due 12/05/24	16,180,000	1,558,564
10.000% due 11/20/36	37,660,000	3,798,477
Mexican Udibonos 4.000% due 11/15/40 ^	69,031,151	5,580,429
Mexico Government
4.750% due 03/08/44	$1,720,000	1,711,400
5.750% due 10/12/10	1,376,000	1,426,224
5.950% due 03/19/19	1,210,000	1,384,240
6.050% due 01/11/40	820,000	971,700
6.750% due 09/27/34	2,107,000	2,686,425

		48,703,235

Morocco - 0.3%
Morocco Government
4.250% due 12/11/22 ~	3,115,000	3,107,836
5.500% due 12/11/42 ~	1,102,000	1,102,000

		4,209,836

Nigeria - 0.1%
Nigeria Government 16.000% due 06/29/19	NGN 242,190,000	1,693,187

Pakistan - 0.7%
Pakistan Government
6.875% due 06/01/17 ~	$1,424,000	1,463,160
7.125% due 03/31/16 ~	1,250,000	1,272,125
7.250% due 04/15/19 ~	3,046,000	3,087,882
8.250% due 04/15/24 ~	2,992,000	3,006,960

		8,830,127

Panama - 0.4%
Panama Government
4.000% due 09/22/24	640,000	641,600
4.300% due 04/29/53	200,000	173,500
6.700% due 01/26/36	1,954,000	2,408,305
7.125% due 01/29/26	195,000	247,163
8.875% due 09/30/27	830,000	1,188,975
9.375% due 04/01/29	793,000	1,179,587

		5,839,130

Paraguay - 0.1%
Republic of Paraguay 4.625% due 01/25/23 ~	1,310,000	1,340,785

Peru - 1.2%
Peruvian Government
6.850% due 02/12/42 ~	PEN 1,303,000	456,210
6.900% due 08/12/37 ~	6,157,000	2,155,493
6.950% due 08/12/31 ~	701,000	252,496
7.125% due 03/30/19	$470,000	561,650
7.350% due 07/21/25	3,167,000	4,140,853
8.200% due 08/12/26 ~	PEN 10,514,000	4,341,578
8.750% due 11/21/33	$2,177,000	3,319,925

		15,228,205

Philippines - 1.2%
Philippine Government
3.900% due 11/26/22	PHP 84,000,000	1,850,705
4.000% due 01/15/21	$2,770,000	2,925,813
4.950% due 01/15/21	PHP 25,000,000	584,229

	Principal Amount	Value
6.250% due 01/14/36	PHP 75,000,000	$1,798,646
7.750% due 01/14/31	$2,110,000	2,940,812
8.375% due 06/17/19	310,000	389,825
9.500% due 02/02/30	1,945,000	3,041,494
10.625% due 03/16/25	1,000,000	1,575,000

		15,106,524

Poland - 2.4%
Poland Government
2.750% due 08/25/23 ^	PLN 2,293,365	761,903
3.000% due 08/24/16 ^	4,393,981	1,373,389
3.000% due 03/17/23	$364,000	352,854
3.250% due 07/25/25	PLN 9,458,000	2,911,606
4.000% due 10/25/23	11,826,000	3,858,783
4.750% due 04/25/17	1,703,000	549,039
5.000% due 03/23/22	$1,110,000	1,222,387
5.250% due 10/25/20	PLN 3,975,000	1,381,551
5.500% due 10/25/19	8,098,000	2,807,343
5.750% due 10/25/21	8,854,000	3,184,664
5.750% due 09/23/22	24,675,000	8,970,854
5.750% due 04/25/29	1,687,000	656,598
6.375% due 07/15/19	$2,365,000	2,784,787

		30,815,758

Romania - 1.2%
Romania Government
4.375% due 08/22/23 ~	4,576,000	4,702,984
4.750% due 06/24/19	RON 1,080,000	327,321
5.600% due 11/28/18	1,040,000	325,583
5.750% due 04/29/20	2,420,000	759,705
5.900% due 07/26/17	5,780,000	1,786,168
5.950% due 06/11/21	610,000	196,081
6.125% due 01/22/44 ~	$724,000	833,750
6.750% due 02/07/22 ~	5,172,000	6,135,285

		15,066,877

Russia - 1.9%
Russian Federal
6.200% due 01/31/18	RUB 58,553,000	1,358,981
6.400% due 05/27/20	61,656,000	1,396,883
6.700% due 05/15/19	38,442,000	879,032
6.800% due 12/11/19	70,765,000	1,627,223
7.000% due 01/25/23	79,275,000	1,753,636
7.000% due 08/16/23	33,991,000	747,362
7.050% due 01/19/28	99,382,000	2,103,296
7.400% due 06/14/17	50,071,000	1,211,436
7.500% due 03/15/18	59,097,000	1,421,606
7.500% due 02/27/19	104,598,000	2,482,869
7.600% due 04/14/21	180,178,000	4,215,954
7.600% due 07/20/22	67,862,000	1,566,468
8.150% due 02/03/27	39,522,000	927,264
Russian Foreign
5.625% due 04/04/42 ~	$200,000	200,500
5.875% due 09/16/43 ~	800,000	822,000
7.500% due 03/31/30 ~	1,670,250	1,875,240

		24,589,750

Senegal - 0.2%
Senegal Government 8.750% due 05/13/21 ~	1,980,000	2,316,600

Serbia - 0.5%
Republic of Serbia
4.875% due 02/25/20 ~	820,000	818,975
5.875% due 12/03/18 ~	1,490,000	1,560,775
7.250% due 09/28/21 ~	3,995,000	4,471,923

		6,851,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
South Africa - 5.5%
South Africa Government
5.500% due 03/09/20	$2,150,000	$2,324,687
5.875% due 05/30/22	1,712,000	1,900,320
6.250% due 03/31/36	ZAR 35,351,590	2,354,537
6.500% due 02/28/41	29,891,090	1,995,459
6.875% due 05/27/19	$2,033,000	2,317,864
7.000% due 02/28/31	ZAR 142,604,890	10,750,104
7.750% due 02/28/23	121,951,990	10,570,758
8.000% due 12/21/18	113,030,330	10,190,186
8.000% due 01/31/30	39,212,880	3,265,727
8.250% due 09/15/17	140,054,290	12,760,367
8.500% due 01/31/37	14,300,000	1,215,090
8.750% due 02/28/48	16,826,900	1,456,037
10.500% due 12/21/26	103,328,930	10,669,757

		71,770,893

Sri Lanka - 0.2%
Sri Lanka Government
6.250% due 10/04/20 ~	$1,407,000	1,501,973
6.250% due 07/27/21 ~	810,000	854,550

		2,356,523

Thailand - 2.1%
Thailand Government
1.200% due 07/14/21 ^ ~	THB 116,318,843	3,505,938
1.250% due 03/12/28 ^ ~	54,816,723	1,565,104
3.625% due 06/16/23	222,373,000	6,998,258
3.650% due 12/17/21	98,540,000	3,125,455
3.875% due 06/13/19	382,620,000	12,305,944

		27,500,699

Turkey - 4.7%
Turkey Government
3.000% due 02/23/22 ^	TRY 17,470,340	8,161,343
3.250% due 03/23/23	$660,000	596,475
4.000% due 04/01/20 ^	TRY 8,003,409	3,888,239
4.875% due 04/16/43	$705,000	639,435
5.625% due 03/30/21	592,000	631,960
5.750% due 03/22/24	930,000	992,031
6.000% due 01/14/41	865,000	898,519
6.250% due 09/26/22	590,000	650,475
6.750% due 04/03/18	3,696,000	4,102,560
6.750% due 05/30/40	1,170,000	1,331,167
6.875% due 03/17/36	1,686,000	1,938,984
7.000% due 09/26/16	1,224,000	1,341,186
7.000% due 03/11/19	563,000	632,671
7.000% due 06/05/20	211,000	239,764
7.100% due 03/08/23	TRY 14,311,800	5,359,342
7.375% due 02/05/25	$2,080,000	2,475,200
7.500% due 07/14/17	1,077,000	1,210,279
7.500% due 11/07/19	575,000	662,113
8.300% due 06/20/18	TRY 11,026,720	4,652,287
8.500% due 09/14/22	10,206,000	4,171,524
8.800% due 09/27/23	11,732,240	4,867,497
9.000% due 07/24/24	4,400,000	1,845,872
9.500% due 01/12/22	7,426,600	3,234,488
10.400% due 03/27/19	9,270,200	4,194,200
10.400% due 03/20/24	4,530,000	2,074,422

		60,792,033

Ukraine - 0.8%
Ukraine Government
6.250% due 06/17/16 ~	$680,000	589,186
7.500% due 04/17/23 ~	2,527,000	2,132,662
7.750% due 09/23/20 ~	1,112,000	957,932
7.800% due 11/28/22 ~	2,563,000	2,211,100
7.950% due 02/23/21 ~	1,890,000	1,618,313
9.250% due 07/24/17 ~	4,030,000	3,561,512

		11,070,705

	Principal Amount	Value
United Arab Emirates - 0.1%
Emirate of Dubai Government 5.250% due 01/30/43 ~	$1,397,000	$1,306,195

Uruguay - 1.1%
Uruguay Government
3.700% due 06/26/37 ^	UYU 28,841,850	1,210,101
4.125% due 11/20/45	$1,243,602	1,060,171
4.250% due 04/05/27 ^	UYU 56,765,319	2,537,151
4.375% due 12/15/28 ^	36,869,262	1,677,336
4.500% due 08/14/24	$2,296,120	2,410,926
5.000% due 09/14/18 ^	UYU 26,671,493	1,173,266
7.625% due 03/21/36	$1,013,000	1,349,822
7.875% PIK due 01/15/33	1,727,000	2,322,815

		13,741,588

Venezuela - 1.8%
Venezuela Government
5.750% due 02/26/16 ~	711,000	607,905
6.000% due 12/09/20 ~	920,000	572,700
7.650% due 04/21/25	415,000	257,300
7.750% due 10/13/19 ~	1,349,000	940,928
8.250% due 10/13/24 ~	1,072,000	688,760
8.500% due 10/08/14	2,969,000	2,937,825
9.000% due 05/07/23 ~	1,130,000	765,575
9.250% due 09/15/27	1,563,000	1,090,192
9.250% due 05/07/28 ~	1,363,000	909,803
11.750% due 10/21/26 ~	8,088,500	6,292,853
11.950% due 08/05/31 ~	8,749,200	6,780,630
12.750% due 08/23/22 ~	1,469,000	1,226,615

		23,071,086

Vietnam - 0.3%
Vietnam Government
6.750% due 01/29/20 ~	2,350,000	2,670,187
6.875% due 01/15/16 ~	1,350,000	1,436,063

		4,106,250

Total Foreign Government Bonds & Notes (Cost $766,494,075)		737,902,976

SHORT-TERM INVESTMENTS - 13.8%
Foreign Government Issues - 0.6%
Nigeria OMO Bills (Nigeria)
10.750% due 11/27/14	NGN 289,800,000	1,739,360
10.959% due 11/27/14	129,300,000	776,406
Nigeria Treasury Bills (Nigeria)
10.091% due 11/06/14	103,000,000	622,362
10.134% due 10/09/14	107,200,000	652,778
10.326% due 11/06/14	158,100,000	955,342
10.429% due 10/23/14	59,400,000	360,252
11.427% due 10/23/14	134,700,000	817,257
12.405% due 10/09/14	28,000,000	170,497
15.460% due 10/09/14	25,000,000	152,246
26.421% due 10/09/14	157,200,000	957,217

		7,203,717

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 13.2%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $171,673,422; collateralized by U.S. Treasury Notes: 1.250% due 11/30/18 and value $175,107,625)	$171,673,422	$171,673,422

Total Short-Term Investments (Cost $178,955,604)		178,877,139

TOTAL INVESTMENTS - 97.5% (Cost $1,305,168,486)		1,267,695,211

OTHER ASSETS & LIABILITIES, NET - 2.5%		32,775,738

NET ASSETS - 100.0%		$1,300,470,949

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	An investment with a value of $349,070 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2014.

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	44,454,752	USD	18,407,765	10/14	BRC	($246,289)
BRL	23,880,941	USD	9,743,346	10/14	GSC	12,937
BRL	13,701,481	USD	5,994,960	10/14	HSB	(397,378)
BRL	40,022,311	USD	16,328,972	10/14	HSB	21,681
BRL	5,747,019	USD	2,461,250	10/14	MER	(113,372)
BRL	26,177,922	USD	10,585,000	11/14	BNP	15,081
BRL	8,940,400	USD	3,605,000	11/14	BRC	15,186
BRL	7,479,252	USD	3,060,000	11/14	MSC	(31,468)
CLP	340,089,274	USD	572,300	10/14	BNP	(5,083)
CLP	2,622,745,302	USD	4,579,615	10/14	DUB	(205,274)
CLP	8,669,325,000	USD	14,700,000	10/14	GSC	(211,886)
CLP	366,201,300	USD	610,000	10/14	MER	768
CLP	221,800,000	USD	378,951	10/14	SCB	(9,022)
CLP	8,669,325,000	USD	14,335,387	01/15	UBS	10,635
CNY	8,469,918	USD	1,375,210	10/14	BNP	(140)
CNY	3,569,900	USD	580,000	10/14	JPM	(436)
CNY	6,500,000	USD	1,053,314	10/14	JPM	1,944
CNY	205,598,350	USD	33,295,279	10/14	UBS	83,086
COP	1,607,325,930	USD	809,940	10/14	BNP	(18,001)
COP	3,041,100,000	USD	1,500,000	10/14	CSF	(1,632)
COP	3,809,133,093	USD	2,035,979	10/14	JPM	(159,197)
COP	27,761,786,341	USD	14,159,609	10/14	SCB	(468,798)
CZK	101,092,869	USD	4,834,666	10/14	BRC	(188,726)
CZK	131,604,661	USD	6,463,248	10/14	CIT	(415,073)
EUR	289,322	USD	375,096	10/14	BNP	(9,640)
EUR	1,450,792	USD	1,923,293	10/14	BRC	(90,728)
EUR	19,802,928	USD	25,683,789	10/14	DUB	(667,043)
EUR	3,008,554	USD	4,029,468	10/14	GSC	(229,219)
EUR	8,254,128	USD	11,009,144	10/14	MER	(582,959)
EUR	8,042,451	USD	10,436,601	10/14	UBS	(276,684)
GBP	319,277	USD	521,069	10/14	GSC	(3,526)
GBP	749,700	USD	1,233,008	10/14	MER	(17,758)
HUF	802,039,474	USD	3,505,264	10/14	BNP	(246,331)
HUF	2,595,074,984	USD	11,020,531	10/14	BRC	(479,036)
HUF	51,358,818	USD	210,000	10/14	MER	(1,375)
IDR	18,684,629,000	USD	1,547,381	10/14	BNP	(30,329)
IDR	41,128,967,983	USD	3,481,670	10/14	HSB	(142,306)
ILS	18,720,238	USD	5,458,110	10/14	MER	(374,476)
INR	17,262,705	USD	281,060	10/14	DUB	(3,697)
INR	664,373,655	USD	10,874,436	10/14	HSB	(199,831)
INR	1,113,664,000	USD	18,265,770	10/14	SCB	(372,340)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
INR	302,445,880	USD	4,875,014	11/14	ANZ	($40,908)
INR	64,511,200	USD	1,040,000	11/14	CIT	(8,893)
INR	157,250,199	USD	2,551,520	11/14	DUB	(38,131)
INR	234,013,000	USD	3,781,723	12/14	BNP	(60,572)
INR	156,741,294	USD	2,531,965	12/14	CIT	(39,548)
KRW	678,860,000	USD	650,000	10/14	JPM	(9,105)
KRW	9,774,450,000	USD	9,479,817	10/14	UBS	(252,000)
KRW	27,841,268,000	USD	26,847,896	11/14	BRC	(603,764)
KRW	931,751,424	USD	898,680	11/14	CIT	(20,379)
MXN	104,595,613	USD	8,010,158	10/14	BNP	(237,975)
MXN	29,734,605	USD	2,261,703	10/14	BRC	(52,214)
MXN	299,606,537	USD	22,999,773	10/14	CIT	(736,918)
MXN	28,251,231	USD	2,147,974	10/14	DUB	(48,711)
MXN	29,235,117	USD	2,180,000	10/14	JPM	(7,627)
MXN	85,960,836	USD	6,535,071	10/14	MER	(147,581)
MXN	290,969,722	USD	22,274,341	10/14	UBS	(653,263)
MYR	9,890,000	USD	3,098,953	10/14	JPM	(92,682)
MYR	39,709,357	USD	12,401,423	11/14	DUB	(353,713)
MYR	25,400,000	USD	7,789,022	12/14	UBS	(98,228)
PEN	2,741,072	USD	971,667	10/14	MSC	(28,243)
PEN	1,540,666	USD	526,094	11/14	DUB	3,306
PEN	3,570,462	USD	1,221,088	11/14	MER	5,785
PEN	1,327,188	USD	452,502	11/14	MSC	3,543
PHP	223,133,120	USD	5,152,000	10/14	ANZ	(191,758)
PHP	225,994,473	USD	5,203,177	10/14	BRC	(179,327)
PHP	102,835,400	USD	2,348,108	10/14	DUB	(62,080)
PHP	177,810,000	USD	3,995,102	11/14	ANZ	(46,464)
PHP	29,627,400	USD	660,000	11/14	JPM	(2,062)
PLN	14,147,607	USD	4,308,697	10/14	BNP	(42,038)
PLN	19,612,162	USD	6,193,445	10/14	BRC	(278,776)
PLN	7,060,000	USD	2,277,713	10/14	CIT	(148,547)
PLN	6,157,599	USD	1,887,112	10/14	DUB	(29,358)
PLN	11,600,000	USD	3,749,980	10/14	GSC	(251,633)
PLN	4,865,578	USD	1,480,000	10/14	MER	(12,631)
PLN	34,472,384	USD	10,826,754	11/14	ING	(444,352)
RON	28,697,271	USD	8,610,893	10/14	BRC	(410,746)
RON	4,331,160	USD	1,270,120	10/14	CIT	(32,506)
RON	1,282,947	USD	370,000	10/14	MER	(3,402)
RUB	583,998,039	USD	15,739,441	10/14	CSF	(1,037,970)
RUB	34,447,600	USD	880,000	10/14	MSC	(12,822)
RUB	35,422,000	USD	890,000	10/14	MSC	1,708
RUB	330,359,764	USD	8,947,020	11/14	MSC	(699,033)
RUB	251,537,059	USD	6,424,136	12/14	MSC	(164,508)
SGD	37,183,244	USD	29,427,600	11/14	DUB	(281,125)
SGD	1,041,728	USD	820,000	11/14	GSC	(3,431)
SGD	1,199,054	USD	950,800	11/14	JPM	(10,909)
THB	223,806,700	USD	6,970,000	10/14	BRC	(77,151)
THB	38,520,725	USD	1,194,904	10/14	DUB	(8,534)
THB	25,495,740	USD	788,000	10/14	JPM	(2,777)
THB	42,860,623	USD	1,328,600	10/14	MER	(8,569)
THB	97,086,000	USD	2,999,259	11/14	ANZ	(12,974)
THB	247,835,053	USD	7,744,845	11/14	BRC	(121,647)
THB	206,385,100	USD	6,445,506	11/14	GSC	(97,273)
THB	28,842,247	USD	889,836	12/14	BRC	(3,940)
THB	109,716,600	USD	3,383,913	12/14	GSC	(13,943)
TRY	3,193,525	USD	1,390,000	10/14	DUB	2,461
TRY	13,069,781	USD	5,995,497	10/14	HSB	(298,177)
TRY	2,941,786	USD	1,290,000	10/14	MER	(7,630)
TRY	6,139,000	USD	2,758,853	11/14	HSB	(101,362)
TWD	33,851,464	USD	1,120,650	10/14	JPM	(7,680)
TWD	408,140,800	USD	13,512,359	10/14	UBS	(93,482)
TWD	272,027,648	USD	9,006,047	11/14	HSB	(44,402)
USD	18,137,394	BRL	44,454,752	10/14	BRC	(24,082)
USD	10,475,046	BRL	23,880,941	10/14	GSC	718,764
USD	5,590,159	BRL	13,701,481	10/14	HSB	(7,422)
USD	16,820,000	BRL	40,022,311	10/14	HSB	469,347
USD	2,344,765	BRL	5,747,019	10/14	MER	(3,113)
USD	18,246,081	BRL	44,454,752	11/14	BRC	245,266
USD	14,490,000	BRL	35,044,790	11/14	CSF	299,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,285,471	BRL	8,035,566	11/14	GSC	$31,674
USD	9,956,104	BRL	24,601,533	11/14	UBS	(5,658)
USD	14,477,831	CLP	8,669,325,000	10/14	UBS	(10,283)
USD	9,862,603	COP	19,265,769,262	10/14	CSF	370,247
USD	9,379,773	COP	18,248,524,146	10/14	GSC	376,201
USD	936,102	COP	1,812,058,709	10/14	HSB	43,290
USD	5,681,851	COP	11,457,736,500	10/14	SCB	36,557
USD	11,340,000	CZK	233,282,795	10/14	BRC	618,987
USD	255,155	EUR	199,542	10/14	BNP	3,104
USD	20,869,028	EUR	15,808,099	10/14	BRC	899,699
USD	8,104,797	EUR	5,950,471	10/14	DUB	588,472
USD	5,652,981	EUR	4,435,393	10/14	GSC	49,862
USD	7,981,351	EUR	5,861,658	10/14	HSB	577,209
USD	678,954	EUR	507,486	10/14	JPM	37,924
USD	79,930,558	EUR	60,761,350	10/14	MER	3,172,009
USD	23,889,690	EUR	18,205,030	11/14	CIT	886,690
USD	16,301,896	EUR	12,375,975	11/14	MER	664,210
USD	24,530,556	EUR	18,690,261	11/14	UBS	914,443
USD	7,397,943	GBP	4,323,521	10/14	DUB	389,595
USD	316,320	HUF	77,816,508	10/14	BNP	220
USD	299,877	HUF	72,720,595	10/14	CIT	4,477
USD	4,955,000	HUF	1,147,032,950	10/14	DUB	294,252
USD	2,930,000	HUF	704,694,300	10/14	JPM	67,450
USD	7,728,948	HUF	1,873,065,817	10/14	MER	118,105
USD	2,670,000	HUF	640,041,720	10/14	MSC	70,076
USD	959,492	HUF	231,295,227	11/14	CIT	20,447
USD	549,843	HUF	132,402,124	11/14	JPM	12,298
USD	1,160,000	IDR	13,722,800,000	10/14	BNP	45,811
USD	5,823,342	IDR	69,390,515,874	10/14	DUB	189,352
USD	3,521,363	IDR	41,826,912,728	10/14	HSB	125,331
USD	516,017	IDR	6,250,000,000	10/14	JPM	8,564
USD	8,025,000	MXN	105,976,405	10/14	CIT	150,214
USD	1,353,588	MXN	18,170,610	10/14	CSF	3,385
USD	6,091,840	MXN	80,140,804	10/14	DUB	136,819
USD	10,480,000	MXN	139,652,288	10/14	JPM	102,861
USD	18,730,000	MXN	251,219,871	10/14	MSC	62,612
USD	1,719,168	MYR	5,480,215	10/14	BRC	53,342
USD	388,748	MYR	1,240,884	10/14	CIT	11,556
USD	2,342,814	MYR	7,496,430	10/14	DUB	64,118
USD	261,955	PEN	758,099	10/14	BNP	1,032
USD	1,275,797	PEN	3,666,565	10/14	DUB	13,836
USD	499,040	PEN	1,418,520	10/14	GSC	10,813
USD	961,560	PHP	43,202,905	10/14	BNP	1,161
USD	974,674	PLN	3,175,753	10/14	BNP	16,925
USD	475,149	PLN	1,575,333	10/14	DUB	58
USD	602,437	PLN	1,989,097	10/14	MER	2,562
USD	2,627,828	PLN	8,508,550	11/14	UBS	65,221
USD	323,292	RON	1,097,995	11/14	JPM	10,158
USD	6,071,374	RUB	235,262,251	10/14	MSC	148,921
USD	255,000	THB	8,240,325	10/14	BRC	1,213
USD	1,857,537	TRY	4,264,231	10/14	BNP	(1,307)
USD	4,300,000	TRY	9,798,453	10/14	CIT	28,703
USD	1,401,399	TRY	3,190,284	10/14	CSF	10,704
USD	682,429	TRY	1,492,371	10/14	HSB	31,882
USD	3,312,205	TRY	7,454,362	10/14	MER	62,733
USD	3,850,080	TRY	8,443,287	11/14	BNP	195,094
USD	4,280,000	TRY	9,815,367	11/14	CIT	31,059
USD	6,599,391	ZAR	70,898,359	10/14	BRC	345,346
USD	2,769,971	ZAR	30,970,517	10/14	DUB	38,017
USD	2,876,268	ZAR	30,914,704	10/14	HSB	149,238
USD	1,225,886	ZAR	13,957,682	10/14	MER	(5,341)
USD	1,900,000	ZAR	20,362,300	10/14	MER	103,813
USD	7,485,255	ZAR	80,834,391	10/14	MSC	354,738
USD	3,566,682	ZAR	39,541,621	10/14	UBS	78,660
USD	2,350,650	ZAR	25,526,650	11/14	UBS	109,328
ZAR	9,642,114	USD	890,000	10/14	BNP	(39,455)
ZAR	19,872,845	USD	1,806,500	10/14	HSB	(53,488)
ZAR	27,547,281	USD	2,440,000	10/14	MER	(10,015)

Total Forward Foreign Currency Contracts						($211,007)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Swap agreements outstanding as of September 30, 2014 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 56,400,000	($37,197)	$-	($37,197)
Brazil CETIP Interbank	HSB	Pay	12.125%	01/02/17	BRL 22,836,239	32,806	-	32,806
Brazil CETIP Interbank	HSB	Pay	12.285%	01/02/17	4,681,566	12,843	-	12,843
Brazil CETIP Interbank	HSB	Pay	12.303%	01/02/17	24,641,541	81,888	-	81,888
Brazil CETIP Interbank	HSB	Pay	12.490%	01/02/17	12,054,218	55,760	-	55,760
3-Month ZAR JIBAR	HSB	Pay	6.695%	01/14/17	ZAR 28,352,000	(14,936)	-	(14,936)
3-Month ZAR JIBAR	MSC	Pay	6.760%	01/17/17	28,600,000	(11,503)	-	(11,503)
3-Month ZAR JIBAR	BRC	Pay	7.115%	04/10/17	11,600,000	2,626	-	2,626
3-Month ZAR JIBAR	MSC	Pay	7.190%	05/02/17	35,000,000	9,074	-	9,074
3-Month ZAR JIBAR	HSB	Pay	6.975%	08/14/17	30,400,000	(14,143)	-	(14,143)

						$117,218	$-	$117,218

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 103,000,000,000	$8,347,353	$9,052,399	($705,046)
Indonesia Treasury 7.875% due 04/15/19	SCB	04/15/19	9,500,000,000	769,902	814,838	(44,936)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	27,500,000,000	2,763,124	3,479,592	(716,468)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	46,633,000,000	3,812,731	3,894,412	(81,681)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	780,199	966,375	(186,176)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,299,045	1,506,667	(207,622)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,284,893	1,618,076	(333,183)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	585,986	617,751	(31,765)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,083,885	1,372,400	(288,515)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	883,155	1,147,409	(264,254)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	339,062	372,001	(32,939)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	74,060,000,000	5,758,075	6,160,751	(402,676)

				$27,707,410	$31,002,671	($3,295,261)

Total Swap Agreements				$27,824,628	$31,002,671	($3,178,043)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$337,396,002	$-	$337,396,002	$-
	Senior Loan Notes	13,519,094	-	13,519,094	-
	Foreign Government Bonds & Notes	737,902,976	-	737,902,976	-
	Short-Term Investments	178,877,139	-	178,877,139	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	14,923,684	-	14,923,684	-
	Interest Rate Contracts
	Swaps	27,902,407	-	27,902,407	-

	Total Assets - Derivatives	42,826,091	-	42,826,091	-

	Total Assets	1,310,521,302	-	1,310,521,302	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(15,134,691)	-	(15,134,691)	-
	Interest Rate Contracts
	Swaps	(77,779)	-	(77,779)	-

	Total Liabilities - Derivatives	(15,212,470)	-	(15,212,470)	-

	Total Liabilities	(15,212,470)	-	(15,212,470)	-

	Total	$1,295,308,832	$-	$1,295,308,832	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,706,604	$368,527,073

TOTAL INVESTMENTS - 100.0% (Cost $251,604,300)		368,527,073

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(116,446)

NET ASSETS - 100.0%		$368,410,627

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	9,520,214	$494,955,951

TOTAL INVESTMENTS - 100.0% (Cost $339,190,672)		494,955,951

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(157,686)

NET ASSETS - 100.0%		$494,798,265

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$368,527,073	$368,527,073	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$494,955,951	$494,955,951	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 14.6%

Carnival Corp (Panama)	696,845	$27,992,264
Comcast Corp ‘A’	383,183	20,607,582
Fossil Group Inc *	61,887	5,811,189
General Motors Co	811,322	25,913,625
Johnson Controls Inc	429,987	18,919,428
Kohl’s Corp	284,937	17,389,705
Newell Rubbermaid Inc	290,752	10,004,776
Target Corp	206,690	12,955,329
Time Warner Cable Inc	129,560	18,590,564
Time Warner Inc	143,592	10,799,554
Twenty-First Century Fox Inc ‘B’	560,386	18,666,458
Viacom Inc ‘B’	366,142	28,170,966

		215,821,440

Consumer Staples - 4.5%

ConAgra Foods Inc	686,889	22,694,812
CVS Health Corp	290,948	23,156,551
Mondelez International Inc ‘A’	293,429	10,054,345
Unilever NV ‘NY’ (Netherlands)	271,829	10,786,175

		66,691,883

Energy - 15.9%

BP PLC ADR (United Kingdom)	642,354	28,231,458
Chevron Corp	155,706	18,578,840
Halliburton Co	328,994	21,223,403
Murphy Oil Corp	327,190	18,620,383
Noble Corp PLC (United Kingdom)	432,413	9,608,217
Occidental Petroleum Corp	177,749	17,090,566
Paragon Offshore PLC *	67,786	416,884
QEP Resources Inc	515,151	15,856,348
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	399,230	30,393,380
Suncor Energy Inc (NYSE) (Canada)	855,446	30,924,373
Weatherford International PLC * (Ireland)	2,138,055	44,471,544

		235,415,396

Financials - 24.3%

Aflac Inc	145,990	8,503,917
Bank of America Corp	1,637,106	27,912,657
Citigroup Inc	1,225,062	63,482,713
Fifth Third Bancorp	754,483	15,104,750
JPMorgan Chase & Co	779,597	46,962,923
MetLife Inc	389,503	20,924,101
Morgan Stanley	681,277	23,551,746
State Street Corp	328,121	24,152,987
The Allstate Corp	463,296	28,432,476
The Bank of New York Mellon Corp	664,958	25,753,823
The Goldman Sachs Group Inc	82,591	15,161,230
The PNC Financial Services Group Inc	237,249	20,303,769
The Travelers Cos Inc	53,318	5,008,693
US Bancorp	134,544	5,627,976
Wells Fargo & Co	521,703	27,060,735

		357,944,496

Health Care - 14.3%

AbbVie Inc	177,793	10,269,324
Bristol-Myers Squibb Co	323,188	16,540,762
Cardinal Health Inc	60,240	4,513,181
Express Scripts Holding Co *	142,403	10,057,924
GlaxoSmithKline PLC ADR (United Kingdom)	130,275	5,988,742
Medtronic Inc	136,655	8,465,777
Merck & Co Inc	506,694	30,036,820
Novartis AG (Switzerland)	259,695	24,457,579
Pfizer Inc	727,310	21,506,557
Roche Holding AG ADR (Switzerland)	367,571	13,596,451
Sanofi ADR (France)	409,135	23,087,488

	Shares	Value
UnitedHealth Group Inc	276,850	$23,878,312
WellPoint Inc	150,608	18,015,729

		210,414,646

Industrials - 6.1%

Emerson Electric Co	241,869	15,136,162
General Electric Co	1,206,925	30,921,418
Honeywell International Inc	117,009	10,895,878
Ingersoll-Rand PLC (Ireland)	311,733	17,569,272
Textron Inc	434,025	15,620,560

		90,143,290

Information Technology - 12.6%

Autodesk Inc *	152,529	8,404,348
Cisco Systems Inc	1,044,700	26,295,099
Citrix Systems Inc *	224,560	16,020,111
Corning Inc	640,774	12,392,569
eBay Inc *	440,737	24,958,936
Hewlett-Packard Co	721,731	25,599,799
Intel Corp	492,067	17,133,773
Microsoft Corp	597,041	27,678,821
Symantec Corp	741,126	17,423,872
Yahoo! Inc *	231,143	9,419,077

		185,326,405

Materials - 2.0%

Alcoa Inc	984,841	15,846,092
International Paper Co	295,275	14,096,428

		29,942,520

Telecommunication Services - 1.8%

AT&T Inc	145,988	5,144,617
Verizon Communications Inc	297,475	14,870,775
Vivendi SA * (France)	270,640	6,522,338

		26,537,730

Utilities - 2.1%

FirstEnergy Corp	202,157	6,786,410
PG&E Corp	226,456	10,199,578
PPL Corp	432,139	14,191,445

		31,177,433

Total Common Stocks (Cost $1,020,049,135)		1,449,415,239

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $26,445,580; collateralized by U.S. Treasury Notes: 1.375% due 11/30/18 and value $26,977,388)	$26,445,580	26,445,580

Total Short-Term Investment (Cost $26,445,580)		26,445,580

TOTAL INVESTMENTS - 100.0% (Cost $1,046,494,715)		1,475,860,819

OTHER ASSETS & LIABILITIES, NET - 0.0%		319,122

NET ASSETS - 100.0%		$1,476,179,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	7,010,410	CAD	7,757,552	10/14	BRC	$86,353
USD	7,180,605	CAD	7,946,775	10/14	CIB	87,655
USD	7,010,100	CAD	7,757,552	10/14	DUB	86,043
USD	7,007,377	CAD	7,757,552	10/14	GSC	83,320
USD	7,294,174	CHF	6,817,660	10/14	BRC	152,143
USD	7,293,098	CHF	6,817,661	10/14	CIB	151,066
USD	7,294,736	CHF	6,817,660	10/14	DUB	152,705
USD	10,262,564	CHF	9,592,932	10/14	GSC	213,219
USD	11,742,557	EUR	9,070,539	10/14	BRC	284,903
USD	11,735,209	EUR	9,070,539	10/14	CIB	277,556
USD	11,742,538	EUR	9,070,539	10/14	DUB	284,884
USD	14,196,702	EUR	10,972,194	10/14	GSC	336,931
USD	11,736,670	EUR	9,070,539	10/14	RBC	279,016
USD	6,987,724	GBP	4,303,366	10/14	BRC	12,229
USD	6,984,793	GBP	4,303,366	10/14	CIB	9,299
USD	8,903,332	GBP	5,483,090	10/14	DUB	15,576
USD	6,985,568	GBP	4,303,366	10/14	GSC	10,073

Total Forward Foreign Currency Contracts						$2,522,971

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$215,821,440	$215,821,440	$-	$-
	Consumer Staples	66,691,883	66,691,883	-	-
	Energy	235,415,396	235,415,396	-	-
	Financials	357,944,496	357,944,496	-	-
	Health Care	210,414,646	185,957,067	24,457,579	-
	Industrials	90,143,290	90,143,290	-	-
	Information Technology	185,326,405	185,326,405	-	-
	Materials	29,942,520	29,942,520	-	-
	Telecommunication Services	26,537,730	20,015,392	6,522,338	-
	Utilities	31,177,433	31,177,433	-	-

		1,449,415,239	1,418,435,322	30,979,917	-
	Short-Term Investment	26,445,580	-	26,445,580	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,522,971	-	2,522,971	-

	Total	$1,478,383,790	$1,418,435,322	$59,948,468	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Consumer Discretionary - 12.0%

Carnival Corp (Panama)	133,000	$5,342,610
Johnson Controls Inc	118,300	5,205,200
Kohl’s Corp	82,900	5,059,387
L Brands Inc	84,300	5,646,414
Marriott International Inc ‘A’	54,400	3,802,560
Mattel Inc	108,000	3,310,200
McDonald’s Corp	28,300	2,683,123
MGM Resorts International *	128,800	2,934,064
NIKE Inc ‘B’	55,500	4,950,600
Omnicom Group Inc	127,200	8,758,992
Ross Stores Inc	132,600	10,021,908
The Home Depot Inc	115,800	10,623,492
The Walt Disney Co	113,300	10,087,099
Time Warner Cable Inc	68,100	9,771,669
Time Warner Inc	169,800	12,770,658
Tractor Supply Co	37,500	2,306,625
Wynn Resorts Ltd	22,300	4,171,884

		107,446,485

Consumer Staples - 8.4%

Colgate-Palmolive Co	55,400	3,613,188
Costco Wholesale Corp	31,600	3,960,112
General Mills Inc	128,800	6,497,960
McCormick & Co Inc	43,800	2,930,220
Mondelez International Inc ‘A’	158,600	5,434,429
Nestle SA (Switzerland)	98,865	7,251,718
PepsiCo Inc	179,400	16,700,346
Pernod Ricard SA (France)	37,316	4,217,683
Philip Morris International Inc	118,800	9,907,920
The Coca-Cola Co	61,300	2,615,058
The Procter & Gamble Co	29,100	2,436,834
Wal-Mart Stores Inc	41,000	3,135,270
Walgreen Co	108,600	6,436,722

		75,137,460

Energy - 7.3%

Apache Corp	72,700	6,824,349
Chevron Corp	69,000	8,233,080
EQT Corp	84,200	7,707,668
Exxon Mobil Corp	111,200	10,458,360
Occidental Petroleum Corp	101,100	9,720,765
Phillips 66	48,800	3,967,928
Schlumberger Ltd (Netherlands)	97,900	9,955,451
Spectra Energy Corp	232,600	9,131,876

		65,999,477

Financials - 19.1%

American Express Co	128,400	11,240,136
American Tower Corp REIT	44,500	4,166,535
Aon PLC (United Kingdom)	123,800	10,853,546
Crown Castle International Corp REIT	182,200	14,672,566
General Growth Properties Inc REIT	276,900	6,520,995
Iron Mountain Inc REIT	75,411	2,462,169
JPMorgan Chase & Co	259,900	15,656,376
LPL Financial Holdings Inc	83,400	3,840,570
McGraw Hill Financial Inc	47,600	4,019,820
Morgan Stanley	223,800	7,736,766
Northern Trust Corp	83,300	5,666,899
State Street Corp	195,700	14,405,477
TD Ameritrade Holding Corp	240,290	8,018,477
The Allstate Corp	102,000	6,259,740
The Chubb Corp	99,700	9,080,676
The PNC Financial Services Group Inc	111,000	9,499,380
US Bancorp	259,100	10,838,153
Waddell & Reed Financial Inc ‘A’	98,700	5,101,803

	Shares	Value
Wells Fargo & Co	293,000	$15,197,910
Weyerhaeuser Co REIT	203,500	6,483,510

		171,721,504

Health Care - 16.7%

Agilent Technologies Inc	169,600	9,663,808
AmerisourceBergen Corp	68,100	5,264,130
Becton Dickinson & Co	83,700	9,525,897
Cigna Corp	38,200	3,464,358
Covidien PLC (Ireland)	86,400	7,474,464
DENTSPLY International Inc	206,700	9,425,520
Johnson & Johnson	99,200	10,573,728
McKesson Corp	87,200	16,975,224
Medtronic Inc	43,200	2,676,240
Merck & Co Inc	241,400	14,310,192
Pfizer Inc	573,600	16,961,352
Stryker Corp	89,500	7,227,125
Thermo Fisher Scientific Inc	119,700	14,567,490
UnitedHealth Group Inc	182,400	15,732,000
Zoetis Inc	169,700	6,270,415

		150,111,943

Industrials - 13.8%

CH Robinson Worldwide Inc	46,900	3,110,408
Danaher Corp	220,800	16,776,384
Eaton Corp PLC (Ireland)	68,999	4,372,467
Equifax Inc	82,400	6,158,576
Fastenal Co	50,300	2,258,470
Flowserve Corp	63,500	4,478,020
General Electric Co	207,800	5,323,836
Illinois Tool Works Inc	83,200	7,023,744
Norfolk Southern Corp	49,800	5,557,680
Pall Corp	114,200	9,558,540
Rockwell Collins Inc	39,500	3,100,750
Roper Industries Inc	87,700	12,829,633
Stanley Black & Decker Inc	34,200	3,036,618
Tyco International Ltd (Switzerland)	263,400	11,739,738
United Parcel Service Inc ‘B’	85,800	8,433,282
United Technologies Corp	142,500	15,048,000
WW Grainger Inc	22,600	5,687,290

		124,493,436

Information Technology - 11.7%

Accenture PLC ‘A’ (Ireland)	126,000	10,246,320
Apple Inc	96,300	9,702,225
Applied Materials Inc	263,700	5,698,557
Automatic Data Processing Inc	150,900	12,536,772
Cisco Systems Inc	228,400	5,748,828
Fidelity National Information Services Inc	108,700	6,119,810
Microchip Technology Inc	70,600	3,334,438
Microsoft Corp	256,300	11,882,068
QUALCOMM Inc	63,700	4,762,849
Texas Instruments Inc	264,700	12,623,543
Visa Inc ‘A’	79,300	16,920,241
Western Digital Corp	10,500	1,021,860
Xilinx Inc	98,100	4,154,535

		104,752,046

Materials - 5.3%

Airgas Inc	40,700	4,503,455
Ecolab Inc	80,900	9,289,747
Nucor Corp	50,100	2,719,428
Praxair Inc	74,100	9,558,900
RPM International Inc	79,600	3,644,088
Sigma-Aldrich Corp	56,600	7,698,166
The Sherwin-Williams Co	45,400	9,942,146

		47,355,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Telecommunication Services - 0.5%

AT&T Inc	134,000	$4,722,160

Utilities - 1.5%

Entergy Corp	59,200	4,577,936
FirstEnergy Corp	91,700	3,078,369
Sempra Energy	51,700	5,448,146

		13,104,451

Total Common Stocks (Cost $598,787,177)		864,844,892

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $32,661,776; collateralized by U.S. Treasury Notes: 1.250% - 1.500% due 11/30/18 - 01/31/19 and value $33,318,275)	$32,661,776	$32,661,776

Total Short-Term Investment (Cost $32,661,776)		32,661,776

TOTAL INVESTMENTS - 99.9% (Cost $631,448,953)		897,506,668

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,088,535

NET ASSETS - 100.0%		$898,595,203

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$107,446,485	$107,446,485	$-	$-
	Consumer Staples	75,137,460	63,668,059	11,469,401	-
	Energy	65,999,477	65,999,477	-	-
	Financials	171,721,504	171,721,504	-	-
	Health Care	150,111,943	150,111,943	-	-
	Industrials	124,493,436	124,493,436	-	-
	Information Technology	104,752,046	104,752,046	-	-
	Materials	47,355,930	47,355,930	-	-
	Telecommunication Services	4,722,160	4,722,160	-	-
	Utilities	13,104,451	13,104,451	-	-

		864,844,892	853,375,491	11,469,401	-
	Short-Term Investment	32,661,776	-	32,661,776	-

	Total	$897,506,668	$853,375,491	$44,131,177	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 11.3%

Amazon.com Inc *	26,777	$8,633,976
AutoNation Inc *	5,542	278,818
AutoZone Inc *	2,304	1,174,257
Bed Bath & Beyond Inc *	14,270	939,394
Best Buy Co Inc	20,527	689,502
BorgWarner Inc	16,150	849,652
Cablevision Systems Corp ‘A’	15,314	268,148
CarMax Inc *	15,476	718,860
Carnival Corp (Panama)	31,847	1,279,294
CBS Corp ‘B’	34,250	1,832,375
Chipotle Mexican Grill Inc *	2,188	1,458,499
Coach Inc	19,368	689,694
Comcast Corp ‘A’	182,899	9,836,308
Darden Restaurants Inc	9,351	481,202
Delphi Automotive PLC (United Kingdom)	21,185	1,299,488
DIRECTV *	35,500	3,071,460
Discovery Communications Inc ‘A’ *	10,453	395,123
Discovery Communications Inc ‘C’ *	19,329	720,585
Dollar General Corp *	21,426	1,309,343
Dollar Tree Inc *	14,521	814,192
DR Horton Inc	23,471	481,625
Expedia Inc	7,010	614,216
Family Dollar Stores Inc	6,775	523,301
Ford Motor Co	274,084	4,053,702
Fossil Group Inc *	3,289	308,837
GameStop Corp ‘A’	7,960	327,952
Gannett Co Inc	15,923	472,435
Garmin Ltd (Switzerland)	8,546	444,307
General Motors Co	95,279	3,043,211
Genuine Parts Co	10,812	948,321
H&R Block Inc	19,437	602,741
Harley-Davidson Inc	15,334	892,439
Harman International Industries Inc	4,817	472,259
Hasbro Inc	8,103	445,624
Johnson Controls Inc	47,081	2,071,564
Kohl’s Corp	14,475	883,409
L Brands Inc	17,399	1,165,385
Leggett & Platt Inc	9,628	336,210
Lennar Corp ‘A’	12,587	488,753
Lowe’s Cos Inc	69,757	3,691,540
Macy’s Inc	24,954	1,451,824
Marriott International Inc ‘A’	15,399	1,076,390
Mattel Inc	23,939	733,730
McDonald’s Corp	69,392	6,579,056
Michael Kors Holdings Ltd * (United Kingdom)	14,514	1,036,154
Mohawk Industries Inc *	4,381	590,646
Netflix Inc *	4,249	1,917,064
Newell Rubbermaid Inc	19,346	665,696
News Corp ‘A’ *	35,253	576,387
NIKE Inc ‘B’	49,702	4,433,418
Nordstrom Inc	10,083	689,375
O’Reilly Automotive Inc *	7,333	1,102,590
Omnicom Group Inc	17,748	1,222,127
PetSmart Inc	7,007	491,121
PulteGroup Inc	23,875	421,633
PVH Corp	5,811	704,003
Ralph Lauren Corp	4,293	707,186
Ross Stores Inc	14,827	1,120,625
Scripps Networks Interactive Inc ‘A’	7,326	572,087
Staples Inc	45,386	549,171
Starbucks Corp	53,086	4,005,870
Starwood Hotels & Resorts Worldwide Inc	13,463	1,120,256
Target Corp	44,834	2,810,195
The Gap Inc	19,377	807,827
The Goodyear Tire & Rubber Co	19,495	440,295
The Home Depot Inc	95,115	8,725,850

	Shares	Value
The Interpublic Group of Cos Inc	29,825	$546,394
The Priceline Group Inc *	3,705	4,292,539
The TJX Cos Inc	48,968	2,897,437
The Walt Disney Co	111,602	9,935,926
Tiffany & Co	7,956	766,242
Time Warner Cable Inc	19,683	2,824,314
Time Warner Inc	60,410	4,543,436
Tractor Supply Co	9,769	600,891
TripAdvisor Inc *	7,860	718,561
Twenty-First Century Fox Inc ‘A’	133,100	4,563,999
Under Armour Inc ‘A’ *	11,767	813,100
Urban Outfitters Inc *	7,199	264,203
VF Corp	24,396	1,610,868
Viacom Inc ‘B’	26,905	2,070,071
Whirlpool Corp	5,524	804,571
Wyndham Worldwide Corp	8,844	718,663
Wynn Resorts Ltd	5,722	1,070,472
Yum! Brands Inc	31,069	2,236,347

		144,836,611

Consumer Staples - 9.2%

Altria Group Inc	140,168	6,439,318
Archer-Daniels-Midland Co	45,617	2,331,029
Avon Products Inc	30,792	387,979
Brown-Forman Corp ‘B’	11,164	1,007,216
Campbell Soup Co	12,642	540,193
Coca-Cola Enterprises Inc	15,962	708,074
Colgate-Palmolive Co	60,669	3,956,832
ConAgra Foods Inc	29,952	989,614
Constellation Brands Inc ‘A’ *	11,841	1,032,062
Costco Wholesale Corp	30,970	3,881,160
CVS Health Corp	81,844	6,513,964
Dr Pepper Snapple Group Inc	13,788	886,706
General Mills Inc	43,284	2,183,678
Hormel Foods Corp	9,456	485,944
Kellogg Co	18,080	1,113,728
Keurig Green Mountain Inc	8,608	1,120,159
Kimberly-Clark Corp	26,424	2,842,430
Kraft Foods Group Inc	41,969	2,367,052
Lorillard Inc	25,441	1,524,170
McCormick & Co Inc	9,193	615,012
Mead Johnson Nutrition Co	14,277	1,373,733
Molson Coors Brewing Co ‘B’	11,233	836,184
Mondelez International Inc ‘A’	119,139	4,082,298
Monster Beverage Corp *	10,168	932,101
PepsiCo Inc	106,484	9,912,595
Philip Morris International Inc	110,395	9,206,943
Reynolds American Inc	21,775	1,284,725
Safeway Inc	16,345	560,633
Sysco Corp	41,485	1,574,356
The Clorox Co	9,137	877,517
The Coca-Cola Co	278,975	11,901,073
The Estee Lauder Cos Inc ‘A’	15,897	1,187,824
The Hershey Co	10,547	1,006,500
The JM Smucker Co	7,194	712,134
The Kroger Co	34,550	1,796,600
The Procter & Gamble Co	191,358	16,024,319
Tyson Foods Inc ‘A’	20,717	815,628
Wal-Mart Stores Inc	111,589	8,533,211
Walgreen Co	62,028	3,676,400
Whole Foods Market Inc	25,526	972,796

		118,193,890

Energy - 9.4%

Anadarko Petroleum Corp	35,763	3,627,799
Apache Corp	27,028	2,537,118
Baker Hughes Inc	30,743	2,000,140
Cabot Oil & Gas Corp	29,479	963,669
Cameron International Corp *	14,338	951,756
Chesapeake Energy Corp	36,727	844,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Chevron Corp	134,197	$16,012,386
Cimarex Energy Co	6,148	777,906
ConocoPhillips	86,902	6,649,741
CONSOL Energy Inc	16,239	614,809
Denbury Resources Inc	25,071	376,817
Devon Energy Corp	27,186	1,853,542
Diamond Offshore Drilling Inc	4,746	162,645
Ensco PLC ‘A’ (United Kingdom)	16,509	681,987
EOG Resources Inc	38,696	3,831,678
EQT Corp	10,720	981,309
Exxon Mobil Corp	301,385	28,345,259
FMC Technologies Inc *	16,637	903,555
Halliburton Co	60,117	3,878,148
Helmerich & Payne Inc	7,639	747,629
Hess Corp	18,484	1,743,411
Kinder Morgan Inc	46,488	1,782,350
Marathon Oil Corp	47,637	1,790,675
Marathon Petroleum Corp	20,021	1,695,178
Murphy Oil Corp	11,794	671,197
Nabors Industries Ltd (Bermuda)	20,478	466,079
National Oilwell Varco Inc	30,413	2,314,429
Newfield Exploration Co *	9,646	357,577
Noble Corp PLC (United Kingdom)	17,959	399,049
Noble Energy Inc	25,468	1,740,992
Occidental Petroleum Corp	55,095	5,297,384
ONEOK Inc	14,694	963,192
Phillips 66	39,495	3,211,338
Pioneer Natural Resources Co	10,106	1,990,579
QEP Resources Inc	11,706	360,311
Range Resources Corp	11,914	807,888
Schlumberger Ltd (Netherlands)	91,618	9,316,634
Southwestern Energy Co *	24,941	871,688
Spectra Energy Corp	47,380	1,860,139
Tesoro Corp	9,055	552,174
The Williams Cos Inc	47,529	2,630,730
Transocean Ltd (Switzerland)	24,036	768,431
Valero Energy Corp	37,309	1,726,287

		120,059,959

Financials - 15.7%

ACE Ltd (Switzerland)	23,723	2,487,831
Affiliated Managers Group Inc *	3,930	787,415
Aflac Inc	31,973	1,862,427
American Express Co	63,605	5,567,982
American International Group Inc	100,836	5,447,161
American Tower Corp REIT	28,011	2,622,670
Ameriprise Financial Inc	13,229	1,632,194
Aon PLC (United Kingdom)	20,525	1,799,427
Apartment Investment & Management Co ‘A’ REIT	10,396	330,801
Assurant Inc	5,013	322,336
AvalonBay Communities Inc REIT	9,276	1,307,638
Bank of America Corp	743,225	12,671,986
BB&T Corp	50,889	1,893,580
Berkshire Hathaway Inc ‘B’ *	128,839	17,797,819
BlackRock Inc	8,836	2,901,036
Boston Properties Inc REIT	10,811	1,251,481
Capital One Financial Corp	39,667	3,237,621
CBRE Group Inc ‘A’ *	19,810	589,149
Cincinnati Financial Corp	10,447	491,531
Citigroup Inc	214,253	11,102,590
CME Group Inc ‘A’	22,361	1,787,874
Comerica Inc	12,809	638,657
Crown Castle International Corp REIT	23,580	1,898,897
Discover Financial Services	32,641	2,101,754
E*TRADE Financial Corp *	20,361	459,955
Equity Residential REIT	25,564	1,574,231
Essex Property Trust Inc REIT	4,491	802,766
Fifth Third Bancorp	58,950	1,180,179
Franklin Resources Inc	27,837	1,520,179
General Growth Properties Inc REIT	44,375	1,045,031

	Shares	Value
Genworth Financial Inc ‘A’ *	35,052	$459,181
HCP Inc REIT	32,490	1,290,178
Health Care REIT Inc	22,911	1,428,959
Host Hotels & Resorts Inc REIT	53,470	1,140,515
Hudson City Bancorp Inc	34,074	331,199
Huntington Bancshares Inc	57,727	561,684
Intercontinental Exchange Inc	8,017	1,563,716
Invesco Ltd (Bermuda)	30,599	1,208,049
Iron Mountain Inc REIT	12,105	395,228
JPMorgan Chase & Co	265,808	16,012,274
KeyCorp	61,957	825,887
Kimco Realty Corp REIT	29,001	635,412
Legg Mason Inc	7,225	369,631
Leucadia National Corp	22,387	533,706
Lincoln National Corp	18,448	988,444
Loews Corp	21,525	896,731
M&T Bank Corp	9,332	1,150,542
Marsh & McLennan Cos Inc	38,465	2,013,258
McGraw Hill Financial Inc	19,143	1,616,626
MetLife Inc	79,519	4,271,761
Moody’s Corp	13,133	1,241,068
Morgan Stanley	108,245	3,742,030
Navient Corp	29,570	523,685
Northern Trust Corp	15,648	1,064,533
People’s United Financial Inc	21,824	315,793
Plum Creek Timber Co Inc REIT	12,519	488,366
Principal Financial Group Inc	19,330	1,014,245
Prologis Inc REIT	35,299	1,330,772
Prudential Financial Inc	32,507	2,858,666
Public Storage REIT	10,239	1,698,036
Regions Financial Corp	97,418	978,077
Simon Property Group Inc REIT	21,978	3,613,623
State Street Corp	29,929	2,203,074
SunTrust Banks Inc	37,490	1,425,745
T Rowe Price Group Inc	18,624	1,460,122
The Allstate Corp	30,660	1,881,604
The Bank of New York Mellon Corp	79,967	3,097,122
The Charles Schwab Corp	81,052	2,382,118
The Chubb Corp	16,994	1,547,814
The Goldman Sachs Group Inc	28,956	5,315,453
The Hartford Financial Services Group Inc	31,631	1,178,255
The Macerich Co REIT	9,945	634,789
The NASDAQ OMX Group Inc	8,372	355,140
The PNC Financial Services Group Inc	37,734	3,229,276
The Progressive Corp	38,033	961,474
The Travelers Cos Inc	23,959	2,250,708
Torchmark Corp	9,227	483,218
Unum Group	18,004	618,978
US Bancorp	127,340	5,326,632
Ventas Inc REIT	20,696	1,282,117
Vornado Realty Trust REIT	12,361	1,235,606
Wells Fargo & Co	335,721	17,413,848
Weyerhaeuser Co REIT	37,356	1,190,162
XL Group PLC (Ireland)	18,760	622,269
Zions Bancorp	14,354	417,127

		202,188,724

Health Care - 13.4%

Abbott Laboratories	106,283	4,420,310
AbbVie Inc	112,497	6,497,827
Actavis PLC * (Ireland)	18,683	4,507,834
Aetna Inc	25,058	2,029,698
Agilent Technologies Inc	23,542	1,341,423
Alexion Pharmaceuticals Inc *	13,973	2,317,003
Allergan Inc	20,993	3,740,743
AmerisourceBergen Corp	15,063	1,164,370
Amgen Inc	53,687	7,540,876
Baxter International Inc	38,265	2,746,279
Becton Dickinson & Co	13,557	1,542,922
Biogen Idec Inc *	16,689	5,520,888

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Boston Scientific Corp *	93,937	$1,109,396
Bristol-Myers Squibb Co	117,178	5,997,170
Cardinal Health Inc	23,790	1,782,347
CareFusion Corp *	14,334	648,613
Celgene Corp *	56,500	5,355,070
Cerner Corp *	21,463	1,278,551
Cigna Corp	18,643	1,690,734
Covidien PLC (Ireland)	31,933	2,762,524
CR Bard Inc	5,274	752,653
DaVita HealthCare Partners Inc *	12,140	887,920
DENTSPLY International Inc	9,990	455,544
Edwards Lifesciences Corp *	7,502	766,329
Eli Lilly & Co	69,483	4,505,973
Express Scripts Holding Co *	52,680	3,720,788
Gilead Sciences Inc *	106,829	11,371,947
Hospira Inc *	11,941	621,290
Humana Inc	10,896	1,419,640
Intuitive Surgical Inc *	2,541	1,173,485
Johnson & Johnson	199,309	21,244,346
Laboratory Corp of America Holdings *	6,000	610,500
Mallinckrodt PLC * (Ireland)	7,993	720,569
McKesson Corp	16,371	3,186,943
Medtronic Inc	69,221	4,288,241
Merck & Co Inc	203,855	12,084,524
Mylan Inc *	26,401	1,200,981
Patterson Cos Inc	6,133	254,090
PerkinElmer Inc	7,974	347,666
Perrigo Co PLC (Ireland)	9,452	1,419,596
Pfizer Inc	448,105	13,250,465
Quest Diagnostics Inc	10,184	617,965
Regeneron Pharmaceuticals Inc *	5,214	1,879,751
St Jude Medical Inc	20,158	1,212,101
Stryker Corp	21,144	1,707,378
Tenet Healthcare Corp *	6,928	411,454
Thermo Fisher Scientific Inc	28,184	3,429,993
UnitedHealth Group Inc	68,664	5,922,270
Universal Health Services Inc ‘B’	6,454	674,443
Varian Medical Systems Inc *	7,284	583,594
Vertex Pharmaceuticals Inc *	16,833	1,890,514
Waters Corp *	5,933	588,079
WellPoint Inc	19,381	2,318,355
Zimmer Holdings Inc	11,944	1,200,969
Zoetis Inc	35,392	1,307,734

		172,022,668

Industrials - 9.9%

3M Co	45,797	6,488,519
Allegion PLC (Ireland)	6,804	324,143
AMETEK Inc	17,335	870,390
Caterpillar Inc	44,377	4,394,654
CH Robinson Worldwide Inc	10,398	689,595
Cintas Corp	6,826	481,847
CSX Corp	70,636	2,264,590
Cummins Inc	12,082	1,594,582
Danaher Corp	43,089	3,273,902
Deere & Co	25,328	2,076,643
Delta Air Lines Inc	59,573	2,153,564
Dover Corp	11,761	944,761
Eaton Corp PLC (Ireland)	33,602	2,129,359
Emerson Electric Co	49,320	3,086,446
Equifax Inc	8,585	641,643
Expeditors International of Washington Inc	13,786	559,436
Fastenal Co	19,304	866,750
FedEx Corp	18,759	3,028,641
Flowserve Corp	9,677	682,422
Fluor Corp	11,130	743,373
General Dynamics Corp	22,444	2,852,408
General Electric Co	709,123	18,167,731
Honeywell International Inc	55,326	5,151,957
Illinois Tool Works Inc	25,779	2,176,263

	Shares	Value
Ingersoll-Rand PLC (Ireland)	18,916	$1,066,106
Jacobs Engineering Group Inc *	9,416	459,689
Joy Global Inc	6,936	378,289
Kansas City Southern	7,793	944,512
L-3 Communications Holdings Inc	6,091	724,342
Lockheed Martin Corp	19,070	3,485,615
Masco Corp	25,086	600,057
Nielsen NV (Netherlands)	21,524	954,159
Norfolk Southern Corp	21,875	2,441,250
Northrop Grumman Corp	14,695	1,936,213
PACCAR Inc	25,057	1,425,117
Pall Corp	7,547	631,684
Parker-Hannifin Corp	10,529	1,201,885
Pentair PLC (Ireland)	13,607	891,122
Pitney Bowes Inc	14,351	358,632
Precision Castparts Corp	10,139	2,401,726
Quanta Services Inc *	15,318	555,890
Raytheon Co	21,957	2,231,270
Republic Services Inc	17,845	696,312
Robert Half International Inc	9,736	477,064
Rockwell Automation Inc	9,761	1,072,539
Rockwell Collins Inc	9,571	751,324
Roper Industries Inc	7,083	1,036,172
Ryder System Inc	3,756	337,927
Snap-on Inc	4,087	494,854
Southwest Airlines Co	48,416	1,635,008
Stanley Black & Decker Inc	11,079	983,704
Stericycle Inc *	5,987	697,845
Textron Inc	19,719	709,687
The ADT Corp	12,308	436,442
The Boeing Co	47,358	6,032,462
The Dun & Bradstreet Corp	2,570	301,898
Tyco International Ltd (Switzerland)	31,341	1,396,868
Union Pacific Corp	63,420	6,875,996
United Parcel Service Inc ‘B’	49,708	4,885,799
United Rentals Inc *	6,784	753,702
United Technologies Corp	60,131	6,349,834
Waste Management Inc	30,668	1,457,650
WW Grainger Inc	4,303	1,082,850
Xylem Inc	12,865	456,579

		127,253,693

Information Technology - 19.0%

Accenture PLC ‘A’ (Ireland)	44,609	3,627,604
Adobe Systems Inc *	33,402	2,311,084
Akamai Technologies Inc *	12,592	753,002
Alliance Data Systems Corp *	3,927	974,956
Altera Corp	21,833	781,185
Amphenol Corp ‘A’	11,088	1,107,248
Analog Devices Inc	22,191	1,098,232
Apple Inc	423,162	42,633,571
Applied Materials Inc	86,226	1,863,344
Autodesk Inc *	16,096	886,890
Automatic Data Processing Inc	33,985	2,823,474
Avago Technologies Ltd (Singapore)	17,781	1,546,947
Broadcom Corp ‘A’	38,004	1,536,122
CA Inc	22,600	631,444
Cisco Systems Inc	360,357	9,070,186
Citrix Systems Inc *	11,645	830,754
Cognizant Technology Solutions Corp ‘A’ *	42,984	1,924,394
Computer Sciences Corp	10,281	628,683
Corning Inc	91,232	1,764,427
eBay Inc *	79,820	4,520,207
Electronic Arts Inc *	22,082	786,340
EMC Corp	143,362	4,194,772
F5 Networks Inc *	5,235	621,604
Facebook Inc ‘A’ *	137,818	10,893,135
Fidelity National Information Services Inc	20,169	1,135,515
First Solar Inc *	5,320	350,109
Fiserv Inc *	17,606	1,137,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
FLIR Systems Inc	9,975	$312,616
Google Inc ‘A’ *	20,079	11,814,684
Google Inc ‘C’ *	20,077	11,591,657
Harris Corp	7,403	491,559
Hewlett-Packard Co	131,887	4,678,032
Intel Corp	349,884	12,182,961
International Business Machines Corp	65,565	12,446,204
Intuit Inc	20,054	1,757,733
Jabil Circuit Inc	14,154	285,486
Juniper Networks Inc	28,373	628,462
KLA-Tencor Corp	11,717	923,065
Lam Research Corp	11,451	855,390
Linear Technology Corp	16,871	748,904
MasterCard Inc ‘A’	69,557	5,141,653
Microchip Technology Inc	14,147	668,163
Micron Technology Inc *	75,776	2,596,086
Microsoft Corp	582,325	26,996,587
Motorola Solutions Inc	15,600	987,168
NetApp Inc	22,559	969,135
NVIDIA Corp	36,377	671,156
Oracle Corp	229,821	8,797,548
Paychex Inc	23,111	1,021,506
QUALCOMM Inc	118,443	8,855,983
Red Hat Inc *	13,388	751,736
salesforce.com Inc *	40,695	2,341,183
SanDisk Corp	15,845	1,552,018
Seagate Technology PLC (Ireland)	23,119	1,324,025
Symantec Corp	48,748	1,146,065
TE Connectivity Ltd (Switzerland)	28,934	1,599,761
Teradata Corp *	10,952	459,108
Texas Instruments Inc	75,442	3,597,829
The Western Union Co	37,433	600,425
Total System Services Inc	11,704	362,356
VeriSign Inc *	7,950	438,204
Visa Inc ‘A’	34,789	7,422,929
Western Digital Corp	15,552	1,513,521
Xerox Corp	76,596	1,013,365
Xilinx Inc	18,987	804,099
Yahoo! Inc *	65,366	2,663,664

		243,445,219

Materials - 3.3%

Air Products & Chemicals Inc	13,548	1,763,679
Airgas Inc	4,739	524,370
Alcoa Inc	83,174	1,338,270
Allegheny Technologies Inc	7,700	285,670
Avery Dennison Corp	6,622	295,672
Ball Corp	9,782	618,907
Bemis Co Inc	7,097	269,828
CF Industries Holdings Inc	3,510	980,062
Eastman Chemical Co	10,538	852,419
Ecolab Inc	19,043	2,186,708
EI du Pont de Nemours & Co	64,679	4,641,365
FMC Corp	9,406	537,929
Freeport-McMoRan Inc	73,380	2,395,857
International Flavors & Fragrances Inc	5,733	549,680
International Paper Co	30,176	1,440,602
LyondellBasell Industries NV ‘A’ (Netherlands)	30,058	3,266,102
Martin Marietta Materials Inc	4,357	561,792
MeadWestvaco Corp	11,975	490,257
Monsanto Co	37,080	4,171,871
Newmont Mining Corp	35,214	811,683
Nucor Corp	22,586	1,225,968
Owens-Illinois Inc *	11,688	304,472
PPG Industries Inc	9,741	1,916,444
Praxair Inc	20,638	2,662,302
Sealed Air Corp	15,003	523,305
Sigma-Aldrich Corp	8,430	1,146,564
The Dow Chemical Co	79,321	4,159,593
The Mosaic Co	22,503	999,358

	Shares	Value
The Sherwin-Williams Co	5,874	$1,286,347
Vulcan Materials Co	9,280	558,935

		42,766,011

Telecommunication Services - 2.3%

AT&T Inc	366,492	12,915,178
CenturyLink Inc	40,291	1,647,499
Frontier Communications Corp	71,071	462,672
Verizon Communications Inc	292,958	14,644,971
Windstream Holdings Inc	42,723	460,554

		30,130,874

Utilities - 2.9%

AES Corp	47,072	667,481
AGL Resources Inc	8,422	432,386
Ameren Corp	17,166	657,973
American Electric Power Co Inc	34,574	1,805,109
CenterPoint Energy Inc	30,355	742,787
CMS Energy Corp	19,455	577,035
Consolidated Edison Inc	20,691	1,172,352
Dominion Resources Inc	41,187	2,845,610
DTE Energy Co	12,526	952,978
Duke Energy Corp	49,964	3,735,808
Edison International	23,015	1,286,999
Entergy Corp	12,671	979,848
Exelon Corp	60,812	2,073,081
FirstEnergy Corp	29,668	995,955
Integrys Energy Group Inc	5,674	367,789
NextEra Energy Inc	30,863	2,897,418
NiSource Inc	22,241	911,436
Northeast Utilities	22,321	988,820
NRG Energy Inc	23,821	726,064
Pepco Holdings Inc	17,738	474,669
PG&E Corp	33,330	1,501,183
Pinnacle West Capital Corp	7,815	427,012
PPL Corp	46,973	1,542,593
Public Service Enterprise Group Inc	35,739	1,330,920
SCANA Corp	10,027	497,439
Sempra Energy	16,341	1,722,015
TECO Energy Inc	16,526	287,222
The Southern Co	63,315	2,763,700
Wisconsin Energy Corp	15,973	686,839
Xcel Energy Inc	35,737	1,086,405

		37,136,926

Total Common Stocks (Cost $663,745,602)		1,238,034,575

	Principal Amount

SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $42,592,159; collateralized by U.S. Treasury Notes: 1.250% - 1.375% due 11/30/18 and value $43,446,331)	$42,592,159	42,592,159

Total Short-Term Investment (Cost $42,592,159)		42,592,159

TOTAL INVESTMENTS - 99.7% (Cost $706,337,761)		1,280,626,734

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,869,365

NET ASSETS - 100.0%		$1,284,496,099

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
S&P 500 E-Mini (12/14)	470	($384,731)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,238,034,575	$1,238,034,575	$-	$-
	Short-Term Investment	42,592,159	-	42,592,159	-

	Total Assets	1,280,626,734	1,238,034,575	42,592,159	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(384,731)	(384,731)	-	-

	Total Liabilities	(384,731)	(384,731)	-	-

	Total	$1,280,242,003	$1,237,649,844	$42,592,159	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO (Formerly Focused 30 Portfolio)

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 21.5%

Amazon.com Inc *	11,709	$3,775,450
Comcast Corp ‘A’	54,978	2,956,717
Delphi Automotive PLC (United Kingdom)	54,843	3,364,069
Lowe’s Cos Inc	83,253	4,405,749
MGM Resorts International *	64,377	1,466,508
Panera Bread Co ‘A’ *	5,844	950,936
Starbucks Corp	34,233	2,583,222
The Priceline Group Inc *	2,077	2,406,371
The TJX Cos Inc	40,836	2,416,266
Twenty-First Century Fox Inc ‘A’	51,897	1,779,548

		26,104,836

Financials - 15.1%

Aon PLC (United Kingdom)	34,216	2,999,717
Crown Castle International Corp REIT	64,833	5,221,001
Intercontinental Exchange Inc	13,515	2,636,101
Moelis & Co	32,435	1,107,655
PacWest Bancorp	68,343	2,817,782
US Bancorp	83,533	3,494,185

		18,276,441

Health Care - 21.0%

athenahealth Inc *	20,327	2,676,863
Celgene Corp *	52,136	4,941,450
Endo International PLC * (Ireland)	63,498	4,339,453
Gilead Sciences Inc *	23,048	2,453,460
Medivation Inc *	18,690	1,847,880
Phibro Animal Health Corp ‘A’	81,427	1,824,779
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	30,237	3,967,094
Zoetis Inc	90,981	3,361,748

		25,412,727

Industrials - 10.4%

Canadian Pacific Railway Ltd (NYSE) (Canada)	23,595	4,895,255
Kansas City Southern	15,803	1,915,323
Precision Castparts Corp	24,453	5,792,427

		12,603,005

Information Technology - 23.0%

Alibaba Group Holding Ltd ADR * (Cayman)	23,451	2,083,621
Amphenol Corp ‘A’	18,434	1,840,819
ARM Holdings PLC ADR (United Kingdom)	68,700	3,001,503

	Shares	Value
CoStar Group Inc *	17,802	$2,768,923
Google Inc ‘C’ *	12,276	7,087,672
LinkedIn Corp ‘A’ *	8,739	1,815,877
MasterCard Inc ‘A’	50,560	3,737,395
NetSuite Inc *	10,334	925,306
salesforce.com Inc *	46,318	2,664,675
Yahoo! Inc *	46,948	1,913,131

		27,838,922

Materials - 2.0%

Monsanto Co	21,556	2,425,266

Telecommunication Services - 2.5%

Iliad SA (France)	8,827	1,852,989
T-Mobile US Inc *	41,240	1,190,599

		3,043,588

Total Common Stocks (Cost $96,523,860)		115,704,785

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

State Street Bank & Trust Co 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $5,311,100; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $5,421,096)	$5,311,100	5,311,100

Total Short-Term Investment (Cost $5,311,100)		5,311,100

TOTAL INVESTMENTS - 99.9% (Cost $101,834,960)		121,015,885

OTHER ASSETS & LIABILITIES, NET - 0.1%		67,547

NET ASSETS - 100.0%		$121,083,432

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$26,104,836	$26,104,836	$-	$-
	Financials	18,276,441	18,276,441	-	-
	Health Care	25,412,727	25,412,727	-	-
	Industrials	12,603,005	12,603,005	-	-
	Information Technology	27,838,922	27,838,922	-	-
	Materials	2,425,266	2,425,266	-	-
	Telecommunication Services	3,043,588	1,190,599	1,852,989	-

		115,704,785	113,851,796	1,852,989	-
	Short-Term Investment	5,311,100	-	5,311,100	-

	Total	$121,015,885	$113,851,796	$7,164,089	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 21.9%

Amazon.com Inc *	26,350	$8,496,294
AutoZone Inc *	9,037	4,605,797
BorgWarner Inc	55,607	2,925,484
Comcast Corp ‘Special A’	292,202	15,632,807
Discovery Communications Inc ‘A’ *	63,624	2,404,987
Discovery Communications Inc ‘C’ *	63,624	2,371,903
Hilton Worldwide Holdings Inc *	143,559	3,535,858
L Brands Inc	88,589	5,933,691
Las Vegas Sands Corp	155,648	9,682,862
LVMH Moet Hennessy Louis Vuitton SA (France)	33,909	5,496,680
Marriott International Inc ‘A’	149,847	10,474,305
NIKE Inc ‘B’	73,636	6,568,331
PVH Corp	42,707	5,173,953
Ross Stores Inc	207,356	15,671,967
Starbucks Corp	114,801	8,662,884
The Priceline Group Inc *	16,153	18,714,543
The TJX Cos Inc	160,135	9,475,188
The Walt Disney Co	138,870	12,363,596
Tiffany & Co	50,683	4,881,280
Time Warner Inc	149,437	11,239,157
Tractor Supply Co	55,600	3,419,956
TripAdvisor Inc *	19,026	1,739,357
Twenty-First Century Fox Inc ‘A’	482,893	16,558,401
Urban Outfitters Inc *	27,957	1,026,022
VF Corp	205,979	13,600,793
Viacom Inc ‘B’	24,761	1,905,111
Wynn Resorts Ltd	74,238	13,888,445
Yum! Brands Inc	47,976	3,453,313

		219,902,965

Consumer Staples - 6.5%

Colgate-Palmolive Co	136,636	8,911,400
Constellation Brands Inc ‘A’ *	64,108	5,587,653
Costco Wholesale Corp	62,497	7,832,124
CVS Health Corp	105,703	8,412,902
Danone SA (France)	65,523	4,374,324
Diageo PLC (United Kingdom)	52,754	1,525,328
Mead Johnson Nutrition Co	82,629	7,950,562
Mondelez International Inc ‘A’	206,042	7,060,029
Pernod Ricard SA (France)	36,244	4,096,519
Philip Morris International Inc	58,631	4,889,825
The Estee Lauder Cos Inc ‘A’	63,387	4,736,277

		65,376,943

Energy - 4.8%

Anadarko Petroleum Corp	85,750	8,698,480
Concho Resources Inc *	21,997	2,758,204
Halliburton Co	97,891	6,314,948
Noble Energy Inc	131,129	8,963,978
Pioneer Natural Resources Co	49,913	9,831,364
Schlumberger Ltd (Netherlands)	84,668	8,609,889
Whiting Petroleum Corp *	31,212	2,420,491

		47,597,354

Financials - 7.7%

Affiliated Managers Group Inc *	34,055	6,823,260
American Express Co	140,617	12,309,612
American Tower Corp REIT	234,966	21,999,867
BlackRock Inc	17,862	5,864,452
Intercontinental Exchange Inc	86,603	16,891,915
MetLife Inc	56,336	3,026,370
Moody’s Corp	37,293	3,524,188
Morgan Stanley	156,313	5,403,740
Realogy Holdings Corp *	45,465	1,691,298

		77,534,702

	Shares	Value
Health Care - 19.4%

Abbott Laboratories	204,363	$8,499,457
AbbVie Inc	51,606	2,980,763
Actavis PLC * (Ireland)	81,852	19,749,251
Alexion Pharmaceuticals Inc *	82,331	13,652,126
Biogen Idec Inc *	59,367	19,639,197
Bristol-Myers Squibb Co	272,544	13,948,802
Celgene Corp *	137,453	13,027,795
Cerner Corp *	118,054	7,032,477
Covidien PLC (Ireland)	112,251	9,710,834
CR Bard Inc	21,412	3,055,707
Gilead Sciences Inc *	136,066	14,484,226
Isis Pharmaceuticals Inc *	29,256	1,136,010
McKesson Corp	54,442	10,598,224
Puma Biotechnology Inc *	15,187	3,623,163
Regeneron Pharmaceuticals Inc *	30,374	10,950,434
The Cooper Cos Inc	27,433	4,272,690
Thermo Fisher Scientific Inc	187,357	22,801,347
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	51,557	6,764,278
Vertex Pharmaceuticals Inc *	30,933	3,474,085
Zoetis Inc	131,040	4,841,928

		194,242,794

Industrials - 8.2%

AMETEK Inc	193,273	9,704,237
Colfax Corp *	81,235	4,627,958
Danaher Corp	278,835	21,185,883
Honeywell International Inc	95,235	8,868,283
Joy Global Inc	36,056	1,966,494
Kansas City Southern	34,063	4,128,436
Precision Castparts Corp	47,340	11,213,899
Roper Industries Inc	53,561	7,835,439
Union Pacific Corp	78,809	8,544,472
Verisk Analytics Inc ‘A’ *	64,928	3,953,466

		82,028,567

Information Technology - 25.3%

Adobe Systems Inc *	58,172	4,024,921
Alibaba Group Holding Ltd ADR * (Cayman)	3,466	307,954
Altera Corp	180,876	6,471,743
Apple Inc	135,054	13,606,690
Broadcom Corp ‘A’	111,438	4,504,324
Citrix Systems Inc *	70,882	5,056,722
Cognizant Technology Solutions Corp ‘A’ *	339,910	15,217,771
EMC Corp	674,458	19,734,641
Facebook Inc ‘A’ *	311,053	24,585,629
FleetCor Technologies Inc *	74,549	10,594,904
Google Inc ‘A’ *	47,337	27,853,564
Google Inc ‘C’ *	42,762	24,689,068
LinkedIn Corp ‘A’ *	42,665	8,865,360
MasterCard Inc ‘A’	244,004	18,036,776
Oracle Corp	380,493	14,565,272
PTC Inc *	75,905	2,800,894
QUALCOMM Inc	53,661	4,012,233
salesforce.com Inc *	223,501	12,858,013
Twitter Inc *	68,096	3,512,392
Visa Inc ‘A’	120,815	25,778,297
VMware Inc ‘A’ *	15,427	1,447,670
Yahoo! Inc *	125,592	5,117,874

		253,642,712

Materials - 3.4%

Airgas Inc	33,078	3,660,081
Ecolab Inc	38,127	4,378,123
Monsanto Co	119,448	13,439,094
The Sherwin-Williams Co	58,547	12,821,208

		34,298,506

Total Common Stocks (Cost $807,251,366)		974,624,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.9%

Commercial Paper - 0.8%

HSBC USA Inc 0.051% due 10/01/14	$7,918,000	$7,918,000

Repurchase Agreement - 2.1%

State Street Bank & Trust Co 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $21,264,965; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $21,693,649)	21,264,965	21,264,965

Total Short-Term Investments (Cost $29,182,965)		29,182,965

TOTAL INVESTMENTS - 100.1% (Cost $836,434,331)		1,003,807,508

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,070,102)

NET ASSETS - 100.0%		$1,002,737,406

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$219,902,965	$214,406,285	$5,496,680	$-
	Consumer Staples	65,376,943	55,380,772	9,996,171	-
	Energy	47,597,354	47,597,354	-	-
	Financials	77,534,702	77,534,702	-	-
	Health Care	194,242,794	194,242,794	-	-
	Industrials	82,028,567	82,028,567	-	-
	Information Technology	253,642,712	253,642,712	-	-
	Materials	34,298,506	34,298,506	-	-

		974,624,543	959,131,692	15,492,851	-
	Short-Term Investments	29,182,965	-	29,182,965	-

	Total	$1,003,807,508	$959,131,692	$44,675,816	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 22.8%

Comcast Corp ‘A’	406,996	$21,888,245
Delphi Automotive PLC (United Kingdom)	165,228	10,135,086
Liberty Global PLC ‘A’ * (United Kingdom)	710,608	30,229,264
McDonald’s Corp	138,327	13,114,783
Netflix Inc *	52,780	23,813,280
Starbucks Corp	223,317	16,851,501
The Home Depot Inc	128,273	11,767,765
The Priceline Group Inc *	16,701	19,349,445
The Walt Disney Co	238,768	21,257,515
Time Warner Inc	117,868	8,864,852
TripAdvisor Inc *	239,460	21,891,433
Twenty-First Century Fox Inc ‘A’	1,027,542	35,234,415
Vipshop Holdings Ltd ADR * (Cayman)	46,601	8,808,055
Wynn Resorts Ltd	104,852	19,615,712

		262,821,351

Consumer Staples - 1.6%

CVS Health Corp	88,189	7,018,962
Mondelez International Inc ‘A’	350,083	11,995,594

		19,014,556

Energy - 4.4%

Concho Resources Inc *	107,124	13,432,279
Gulfport Energy Corp *	178,138	9,512,569
Laredo Petroleum Inc *	259,905	5,824,471
Range Resources Corp	90,694	6,149,960
Schlumberger Ltd (Netherlands)	161,119	16,384,191

		51,303,470

Financials - 4.8%

Berkshire Hathaway Inc ‘B’ *	67,710	9,353,459
Crown Castle International Corp REIT	152,118	12,250,063
Discover Financial Services	259,280	16,695,039
Moody’s Corp	180,657	17,072,087

		55,370,648

Health Care - 22.0%

AbbVie Inc	877,236	50,669,151
Allergan Inc	68,935	12,283,528
athenahealth Inc *	21,345	2,810,923
Biogen Idec Inc *	49,607	16,410,492
Express Scripts Holding Co *	212,662	15,020,317
Gilead Sciences Inc *	126,937	13,512,444
Intuitive Surgical Inc *	21,078	9,734,242
Perrigo Co PLC (Ireland)	91,849	13,794,801

	Shares	Value
Regeneron Pharmaceuticals Inc *	86,453	$31,168,035
United Therapeutics Corp *	273,363	35,168,150
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	300,857	39,472,438
Vertex Pharmaceuticals Inc *	126,925	14,254,947

		254,299,468

Industrials - 8.1%

American Airlines Group Inc	361,489	12,825,630
Emerson Electric Co	147,761	9,246,883
Pentair PLC (Ireland)	125,575	8,223,907
Precision Castparts Corp	90,402	21,414,426
SolarCity Corp *	147,526	8,792,550
Union Pacific Corp	300,939	32,627,806

		93,131,202

Information Technology - 34.0%

Alibaba Group Holding Ltd ADR * (Cayman)	185,536	16,484,874
Alliance Data Systems Corp *	94,761	23,526,313
Apple Inc	483,933	48,756,250
Baidu Inc ADR * (Cayman)	136,862	29,867,394
Facebook Inc ‘A’ *	555,462	43,903,716
Google Inc ‘A’ *	97,134	57,154,617
LinkedIn Corp ‘A’ *	148,720	30,902,529
Qlik Technologies Inc *	218,516	5,908,673
salesforce.com Inc *	564,686	32,486,386
Splunk Inc *	43,278	2,395,870
Visa Inc ‘A’	200,137	42,703,232
VMware Inc ‘A’ *	198,731	18,648,917
Yahoo! Inc *	989,663	40,328,767

		393,067,538

Materials - 0.5%

Monsanto Co	51,794	5,827,343

Telecommunication Services - 0.8%

SoftBank Corp (Japan)	131,200	9,209,820

Total Common Stocks (Cost $1,023,137,219)		1,144,045,396

TOTAL INVESTMENTS - 99.0% (Cost $1,023,137,219)		1,144,045,396

OTHER ASSETS & LIABILITIES, NET - 1.0%		11,434,362

NET ASSETS - 100.0%		$1,155,479,758

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	6,443,032	JPY	676,253,748	10/14	BNP	$276,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$262,821,351	$262,821,351	$-	$-
	Consumer Staples	19,014,556	19,014,556	-	-
	Energy	51,303,470	51,303,470	-	-
	Financials	55,370,648	55,370,648	-	-
	Health Care	254,299,468	254,299,468	-	-
	Industrials	93,131,202	93,131,202	-	-
	Information Technology	393,067,538	393,067,538	-	-
	Materials	5,827,343	5,827,343	-	-
	Telecommunication Services	9,209,820	-	9,209,820	-

		1,144,045,396	1,134,835,576	9,209,820	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	276,225	-	276,225	-

	Total	$1,144,321,621	$1,134,835,576	$9,486,045	$-

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($2,392,300)	$-	($2,392,300)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 15.7%

DISH Network Corp ‘A’ *	1,127,322	$72,802,455
SES SA FDR ‘A’ (Luxembourg)	614,368	21,238,101
Target Corp	668,935	41,928,846
The Home Depot Inc	453,206	41,577,118
Time Warner Cable Inc	361,903	51,929,462
Time Warner Inc	853,829	64,216,479
Twenty-First Century Fox Inc ‘B’	1,330,882	44,331,679

		338,024,140

Consumer Staples - 11.4%

Altria Group Inc	542,338	24,915,008
Anheuser-Busch InBev NV ADR (Belgium)	228,481	25,327,119
CVS Health Corp	938,682	74,709,700
Kimberly-Clark Corp	307,608	33,089,393
Lorillard Inc	638,089	38,227,912
Philip Morris International Inc	580,341	48,400,439

		244,669,571

Energy - 10.6%

Chevron Corp	416,865	49,740,332
Exxon Mobil Corp	449,169	42,244,344
Halliburton Co	750,354	48,405,337
National Oilwell Varco Inc	535,214	40,729,785
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	337,740	25,712,146
Suncor Energy Inc (NYSE) (Canada)	588,859	21,287,253

		228,119,197

Financials - 26.4%

American Express Co	545,518	47,754,646
American Tower Corp REIT	304,735	28,532,338
Capital One Financial Corp	341,053	27,836,746
Citigroup Inc	490,228	25,403,615
JPMorgan Chase & Co	1,326,179	79,889,023
Loews Corp	497,487	20,725,309
Marsh & McLennan Cos Inc	606,261	31,731,701
MetLife Inc	517,542	27,802,356
State Street Corp	532,502	39,197,472
Synchrony Financial *	967,200	23,744,760
The Bank of New York Mellon Corp	645,999	25,019,541
The Progressive Corp	492,139	12,441,274
The Travelers Cos Inc	408,580	38,382,005
US Bancorp	1,344,716	56,249,470
Wells Fargo & Co	1,635,848	84,851,436

		569,561,692

Health Care - 10.0%

Amgen Inc	278,962	39,183,002
Johnson & Johnson	373,282	39,788,128
Merck & Co Inc	771,571	45,738,729
Novartis AG ADR (Switzerland)	267,059	25,138,264
Teva Pharmaceutical Industries Ltd ADR (Israel)	470,137	25,269,864
WellPoint Inc	328,915	39,344,812

		214,462,799

Industrials - 8.6%

General Electric Co	2,081,846	53,336,895
Honeywell International Inc	574,017	53,452,463
Illinois Tool Works Inc	485,141	40,955,603
United Technologies Corp	360,062	38,022,547

		185,767,508

Information Technology - 10.1%

EMC Corp	1,366,631	39,987,623
International Business Machines Corp	135,187	25,662,548

	Shares	Value
Microsoft Corp	716,331	$33,209,105
Motorola Solutions Inc	506,000	32,019,680
Nuance Communications Inc *	1,391,173	21,444,932
TE Connectivity Ltd (Switzerland)	629,095	34,782,662
Xerox Corp	2,293,681	30,345,400

		217,451,950

Materials - 3.9%

Air Products & Chemicals Inc	161,180	20,982,412
Crown Holdings Inc *	772,217	34,379,101
Martin Marietta Materials Inc	219,105	28,251,399

		83,612,912

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	654,512	21,526,900

Utilities - 1.7%

Sempra Energy	348,810	36,757,598

Total Common Stocks (Cost $1,436,714,272)		2,139,954,267

	Principal Amount

SHORT-TERM INVESTMENTS - 0.8%

Repurchase Agreements - 0.8%

Bank of America Corp 0.001% due 10/01/14 (Dated 09/30/14, repurchase price of $5,432,000; collateralized by U.S. Treasury Notes: 5.000% due 05/15/37 and value $5,540,641)	$5,432,000	5,432,000
The Royal Bank of Scotland Group PLC 0.001% due 10/01/14 (Dated 09/30/14, repurchase price of $12,439,000; collateralized by Freddie Mac: 1.250% due 05/12/17 and value $12,687,784)	12,439,000	12,439,000

		17,871,000

Total Short-Term Investments (Cost $17,871,000)		17,871,000

TOTAL INVESTMENTS - 100.2% (Cost $1,454,585,272)		2,157,825,267

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(4,016,855)

NET ASSETS - 100.0%		$2,153,808,412

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$338,024,140	$316,786,039	$21,238,101	$-
	Consumer Staples	244,669,571	244,669,571	-	-
	Energy	228,119,197	228,119,197	-	-
	Financials	569,561,692	569,561,692	-	-
	Health Care	214,462,799	214,462,799	-	-
	Industrials	185,767,508	185,767,508	-	-
	Information Technology	217,451,950	217,451,950	-	-
	Materials	83,612,912	83,612,912	-	-
	Telecommunication Services	21,526,900	21,526,900	-	-
	Utilities	36,757,598	36,757,598	-	-

		2,139,954,267	2,118,716,166	21,238,101	-
	Short-Term Investments	17,871,000	-	17,871,000	-

	Total	$2,157,825,267	$2,118,716,166	$39,109,101	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 134.2%

Consumer Discretionary - 18.6%

AutoZone Inc * †	10,290	$5,244,401
CBS Corp ‘B’	81,525	4,361,588
Charter Communications Inc ‘A’ *	37,900	5,736,923
Comcast Corp ‘A’	310,189	16,681,964
DISH Network Corp ‘A’ *	89,720	5,794,118
Dollar General Corp *	12,190	744,931
Dollar Tree Inc *	12,760	715,453
DR Horton Inc	54,640	1,121,213
Dunkin’ Brands Group Inc †	16,080	720,706
General Motors Co	653,080	20,859,375
Harman International Industries Inc	81,335	7,974,083
Lowe’s Cos Inc	444,000	23,496,480
lululemon athletica Inc *	91,519	3,844,713
Macy’s Inc †	133,890	7,789,720
Nordstrom Inc †	35,450	2,423,717
NVR Inc *	480	542,410
PulteGroup Inc	282,110	4,982,063
Ralph Lauren Corp †	20,720	3,413,206
Royal Caribbean Cruises Ltd (Liberia)	111,303	7,489,579
Starbucks Corp †	57,590	4,345,741
Starwood Hotels & Resorts Worldwide Inc	16,650	1,385,447
The Home Depot Inc	222,270	20,391,050
The Priceline Group Inc * †	10,580	12,257,776
The TJX Cos Inc	173,490	10,265,403
The Walt Disney Co	113,420	10,097,783
Time Warner Cable Inc	29,980	4,301,830
Time Warner Inc	387,046	29,109,730
Toll Brothers Inc *	20,580	641,273
TRW Automotive Holdings Corp *	16,720	1,692,900
Twenty-First Century Fox Inc ‘A’	298,090	10,221,506
Twenty-First Century Fox Inc ‘B’	74,540	2,482,927
VF Corp	126,550	8,356,096
Yum! Brands Inc	57,630	4,148,207

		243,634,312

Consumer Staples - 9.9%

Archer-Daniels-Midland Co	174,500	8,916,950
Coca-Cola Enterprises Inc	151,990	6,742,276
Colgate-Palmolive Co †	74,720	4,873,238
Constellation Brands Inc ‘A’ *	107,550	9,374,058
Costco Wholesale Corp	42,240	5,293,517
CVS Health Corp	159,750	12,714,503
Dr Pepper Snapple Group Inc	45,270	2,911,314
General Mills Inc	78,950	3,983,028
Kellogg Co	7,080	436,128
Kimberly-Clark Corp †	47,730	5,134,316
Molson Coors Brewing Co ‘B’	39,210	2,918,792
Mondelez International Inc ‘A’	430,197	14,740,700
Philip Morris International Inc	196,510	16,388,934
The Coca-Cola Co	389,758	16,627,076
The JM Smucker Co	5,820	576,122
The Kroger Co	8,380	435,760
The Procter & Gamble Co	204,077	17,089,408

		129,156,120

Energy - 10.4%

Anadarko Petroleum Corp	40,030	4,060,643
Apache Corp	8,300	779,121
Baker Hughes Inc	37,410	2,433,894
Cheniere Energy Inc *	14,480	1,158,834
Chevron Corp †	139,878	16,690,243
CONSOL Energy Inc †	23,030	871,916
Ensco PLC ‘A’ † (United Kingdom)	59,190	2,445,139
EOG Resources Inc †	38,784	3,840,392
EQT Corp	63,050	5,771,597
Exxon Mobil Corp	202,976	19,089,893

	Shares	Value
FMC Technologies Inc * †	29,160	$1,583,680
Halliburton Co	90,870	5,862,024
Hess Corp	19,180	1,809,058
Kinder Morgan Inc	38,600	1,479,924
Marathon Oil Corp	260,010	9,773,776
National Oilwell Varco Inc †	14,260	1,085,186
Noble Corp PLC † (United Kingdom)	22,280	495,062
Occidental Petroleum Corp	178,524	17,165,082
Phillips 66	46,280	3,763,027
QEP Resources Inc †	58,600	1,803,708
Schlumberger Ltd † (Netherlands)	297,125	30,214,641
TransCanada Corp (NYSE) (Canada)	28,760	1,482,003
Transocean Ltd (Switzerland)	53,620	1,714,231
Valero Energy Corp †	21,690	1,003,596

		136,376,670

Financials - 22.6%

ACE Ltd (Switzerland)	323,010	33,874,059
Affiliated Managers Group Inc *	9,460	1,895,406
Aflac Inc	23,240	1,353,730
Ameriprise Financial Inc †	29,590	3,650,814
AvalonBay Communities Inc REIT †	27,480	3,873,856
Axis Capital Holdings Ltd (Bermuda)	58,400	2,764,072
Bank of America Corp	1,497,394	25,530,568
BB&T Corp	101,040	3,759,698
Berkshire Hathaway Inc ‘B’ *	46,010	6,355,821
BlackRock Inc †	26,380	8,661,082
Boston Properties Inc REIT	36,790	4,258,810
Capital One Financial Corp	41,040	3,349,685
Citigroup Inc	372,916	19,324,507
CME Group Inc ‘A’ †	12,210	976,250
DDR Corp REIT †	154,460	2,584,116
DiamondRock Hospitality Co REIT	86,500	1,096,820
Duke Realty Corp REIT	90,490	1,554,618
East West Bancorp Inc †	15,630	531,420
Everest Re Group Ltd † (Bermuda)	3,520	570,275
Fifth Third Bancorp	112,170	2,245,643
General Growth Properties Inc REIT	64,520	1,519,446
Highwoods Properties Inc REIT	100,540	3,911,006
Intercontinental Exchange Inc	29,660	5,785,183
Invesco Ltd (Bermuda)	392,918	15,512,403
Liberty Property Trust REIT	42,570	1,415,878
Lincoln National Corp †	38,390	2,056,936
Marsh & McLennan Cos Inc	294,780	15,428,785
MetLife Inc	208,310	11,190,413
Mid-America Apartment Communities Inc REIT †	23,560	1,546,714
Morgan Stanley	644,183	22,269,406
Prologis Inc REIT †	49,370	1,861,249
Prudential Financial Inc †	99,620	8,760,583
Simon Property Group Inc REIT	6,590	1,083,528
State Street Corp	63,670	4,686,749
SunTrust Banks Inc	17,940	682,258
SVB Financial Group *	23,440	2,627,390
TD Ameritrade Holding Corp	22,989	767,143
The Charles Schwab Corp †	270,520	7,950,583
The Goldman Sachs Group Inc	60,951	11,188,775
The Hartford Financial Services Group Inc †	149,560	5,571,110
The PNC Financial Services Group Inc	5,640	482,671
Wells Fargo & Co	758,334	39,334,785
Willis Group Holdings PLC † (Ireland)	33,152	1,372,493

		295,216,737

Health Care - 18.5%

Abbott Laboratories	239,620	9,965,796
Actavis PLC * (Ireland)	6,730	1,623,814
Aetna Inc †	107,680	8,722,080
Alexion Pharmaceuticals Inc *	58,160	9,644,091
Allergan Inc	5,850	1,042,412
Biogen Idec Inc *	70,819	23,427,633

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Boston Scientific Corp *	1,532,180	$18,095,046
Bristol-Myers Squibb Co	281,610	14,412,800
CareFusion Corp *	67,090	3,035,822
Celgene Corp * †	194,736	18,457,078
Cigna Corp †	15,110	1,370,326
Gilead Sciences Inc * †	35,890	3,820,490
Humana Inc	133,699	17,419,643
Johnson & Johnson †	461,490	49,190,219
McKesson Corp	23,110	4,498,824
Merck & Co Inc	195,479	11,587,995
Perrigo Co PLC † (Ireland)	8,350	1,254,087
Stryker Corp	104,331	8,424,728
UnitedHealth Group Inc	321,180	27,701,775
Vertex Pharmaceuticals Inc *	65,760	7,385,506

		241,080,165

Industrials - 15.1%

Canadian Pacific Railway Ltd (NYSE) (Canada)	9,410	1,952,293
CSX Corp †	365,760	11,726,266
Danaher Corp	73,700	5,599,726
Deere & Co †	24,650	2,021,053
Delta Air Lines Inc †	405,713	14,666,525
Eaton Corp PLC (Ireland)	86,170	5,460,593
Emerson Electric Co †	118,440	7,411,975
Flowserve Corp †	24,830	1,751,012
Fluor Corp †	298,521	19,938,218
Fortune Brands Home & Security Inc †	120,354	4,947,753
General Dynamics Corp	4,570	580,801
Honeywell International Inc	329,084	30,644,302
Ingersoll-Rand PLC † (Ireland)	64,840	3,654,382
L-3 Communications Holdings Inc	82,900	9,858,468
Masco Corp	115,410	2,760,607
Norfolk Southern Corp †	16,960	1,892,736
Northrop Grumman Corp	21,100	2,780,136
PACCAR Inc	283,488	16,123,380
Pentair PLC (Ireland)	10,810	707,947
SPX Corp	21,710	2,039,220
Stanley Black & Decker Inc	12,420	1,102,772
Union Pacific Corp	69,000	7,480,980
United Continental Holdings Inc *	304,226	14,234,735
United Technologies Corp	254,840	26,911,104
WW Grainger Inc †	5,730	1,441,954

		197,688,938

Information Technology - 27.9%

Accenture PLC ‘A’ † (Ireland)	213,360	17,350,435
Adobe Systems Inc *	242,600	16,785,494
Alliance Data Systems Corp *	34,540	8,575,246
Apple Inc	467,481	47,098,711
Avago Technologies Ltd † (Singapore)	331,634	28,852,158
Broadcom Corp ‘A’	398,660	16,113,837
Cisco Systems Inc	358,701	9,028,504
Citrix Systems Inc * †	103,148	7,358,578
Cognizant Technology Solutions Corp ‘A’ *	97,780	4,377,611
eBay Inc *	27,460	1,555,060
EMC Corp	370	10,826
Facebook Inc ‘A’ *	122,410	9,675,286
Fidelity National Information Services Inc	63,900	3,597,570
Freescale Semiconductor Ltd * † (Bermuda)	233,041	4,551,291
Google Inc ‘A’ *	40,103	23,597,006
Google Inc ‘C’ *	47,233	27,270,445
Hewlett-Packard Co	253,520	8,992,354
International Business Machines Corp	34,010	6,456,118
KLA-Tencor Corp †	145,400	11,454,612
Lam Research Corp	265,571	19,838,154
LinkedIn Corp ‘A’ * †	2,400	498,696
Marvell Technology Group Ltd (Bermuda)	53,140	716,327
Microsoft Corp	698,473	32,381,208
Oracle Corp †	220,520	8,441,506

	Shares	Value
QUALCOMM Inc	330,648	$24,722,551
Teradyne Inc	156,300	3,030,657
Texas Instruments Inc	23,000	1,096,870
TriQuint Semiconductor Inc *	25,780	491,625
Twitter Inc *	22,480	1,159,518
Visa Inc ‘A’	63,680	13,587,402
VMware Inc ‘A’ * †	33,010	3,097,658
Western Digital Corp	22,940	2,232,521
Xilinx Inc	23,980	1,015,553

		365,011,388

Materials - 5.5%

Alcoa Inc	1,091,719	17,565,759
Axiall Corp †	93,056	3,332,335
Ball Corp †	9,170	580,186
Crown Holdings Inc * †	167,893	7,474,596
Freeport-McMoRan Inc	255,418	8,339,398
Martin Marietta Materials Inc †	9,000	1,160,460
Methanex Corp (NASDAQ) (Canada)	18,480	1,234,464
Monsanto Co	96,570	10,865,091
Packaging Corp of America	14,610	932,410
Sealed Air Corp †	21,200	739,456
The Dow Chemical Co	131,135	6,876,719
The Mosaic Co †	141,670	6,291,565
United States Steel Corp †	175,482	6,873,630

		72,266,069

Telecommunication Services - 1.7%

Verizon Communications Inc	445,833	22,287,192

Utilities - 4.0%

American Electric Power Co Inc	19,930	1,040,545
CenterPoint Energy Inc	54,680	1,338,020
CMS Energy Corp	160,710	4,766,659
Dominion Resources Inc †	47,210	3,261,739
Edison International	252,640	14,127,629
Entergy Corp	52,350	4,048,225
Exelon Corp	301,570	10,280,521
NextEra Energy Inc	111,060	10,426,313
NiSource Inc	83,090	3,405,028

		52,694,679

Total Common Stocks (Cost $1,534,393,157)		1,755,412,270

	Principal Amount

SHORT-TERM INVESTMENTS - 0.9%

U.S. Treasury Bills - 0.1%

0.045% due 05/28/15	$30,000	29,994
0.081% due 05/28/15 ‡	583,000	582,874

		612,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $10,676,024; collateralized by U.S. Treasury Notes: 1.250% - 1.500% due 01/31/19 and value $10,896,338)	$10,676,024	$10,676,024

Total Short-Term Investments (Cost $11,288,706)		11,288,892

TOTAL INVESTMENTS - 135.1% (Cost $1,545,681,863)		1,766,701,162

TOTAL SECURITIES SOLD SHORT - (35.0%) (See Securities Sold Short)
(Proceeds $430,007,113)		(457,583,401)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,476,190)

NET ASSETS - 100.0%		$1,307,641,571

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (35.0%)

Consumer Discretionary - (4.9%)

Advance Auto Parts Inc	6,880	($896,464)
AMC Networks Inc ‘A’	89,300	(5,216,906)
Autoliv Inc	14,080	(1,294,234)
Bed Bath & Beyond Inc	50,310	(3,311,907)
BorgWarner Inc	79,450	(4,179,865)
CarMax Inc	38,210	(1,774,855)
Coach Inc	15,250	(543,052)
Darden Restaurants Inc	86,570	(4,454,892)
Discovery Communications Inc ‘A’	7,810	(295,218)
Discovery Communications Inc ‘C’	16,210	(604,309)
Ford Motor Co	193,110	(2,856,097)
Groupon Inc	462,590	(3,090,101)
Hasbro Inc	73,950	(4,066,880)
Hilton Worldwide Holdings Inc	90,140	(2,220,148)
Macy’s Inc	18,340	(1,067,021)
Marriott International Inc ‘A’	24,620	(1,720,938)
Mattel Inc	56,720	(1,738,468)
Netflix Inc	1,460	(658,723)
News Corp ‘B’	70,687	(1,140,181)
NIKE Inc ‘B’	31,840	(2,840,128)
O’Reilly Automotive Inc	11,280	(1,696,061)
Scripps Networks Interactive Inc ‘A’	70,740	(5,524,087)
Sirius XM Holdings Inc	159,340	(556,097)
Target Corp	77,090	(4,832,001)
The Interpublic Group of Cos Inc	89,120	(1,632,678)
Under Armour Inc ‘A’	61,110	(4,222,701)
Viacom Inc ‘B’	29,350	(2,258,189)

		(64,692,201)

Consumer Staples - (3.8%)

Altria Group Inc	51,540	(2,367,748)
Brown-Forman Corp ‘B’	22,397	(2,020,657)
Church & Dwight Co Inc	104,480	(7,330,317)
ConAgra Foods Inc	71,900	(2,375,576)
Energizer Holdings Inc	9,130	(1,124,907)
Keurig Green Mountain Inc	4,720	(614,214)
Kraft Foods Group Inc	24,890	(1,403,796)
Mead Johnson Nutrition Co	32,527	(3,129,748)
Sysco Corp	169,260	(6,423,417)

	Shares	Value
The Boston Beer Co Inc ‘A’	9,580	($2,124,461)
The Clorox Co	34,900	(3,351,796)
The Hershey Co	58,040	(5,538,757)
The Kroger Co	28,500	(1,482,000)
Wal-Mart Stores Inc	30,090	(2,300,982)
Walgreen Co	23,240	(1,377,435)
Whole Foods Market Inc	168,930	(6,437,922)

		(49,403,733)

Energy - (1.2%)

Enbridge Inc (NYSE) (Canada)	62,930	(3,013,088)
Energen Corp	13,390	(967,294)
Kinder Morgan Inc	28,890	(1,107,643)
Murphy Oil Corp	11,310	(643,652)
ONEOK Inc	42,210	(2,766,865)
Patterson-UTI Energy Inc	25,470	(828,539)
Peabody Energy Corp	204,470	(2,531,339)
Spectra Energy Corp	18,600	(730,236)
Tenaris SA ADR (Luxembourg)	23,860	(1,086,823)
Transocean Ltd (Switzerland)	16,370	(523,349)
Ultra Petroleum Corp (Canada)	24,050	(559,403)
WPX Energy Inc	65,700	(1,580,742)

		(16,338,973)

Financials - (5.0%)

American Express Co	20,080	(1,757,803)
American International Group Inc	40,100	(2,166,202)
Aon PLC (United Kingdom)	37,130	(3,255,187)
Arch Capital Group Ltd (Bermuda)	14,110	(772,099)
Associated Banc-Corp	40,140	(699,239)
BancorpSouth Inc	28,410	(572,177)
Bank of Hawaii Corp	8,480	(481,749)
Comerica Inc	29,020	(1,446,937)
Equity Residential REIT	26,700	(1,644,186)
Federal Realty Investment Trust REIT	29,420	(3,485,093)
Federated Investors Inc ‘B’	18,100	(531,416)
Franklin Resources Inc	43,330	(2,366,251)
HCP Inc REIT	25,890	(1,028,092)
Health Care REIT Inc	42,660	(2,660,704)
Home Properties Inc REIT	33,910	(1,974,918)
Hudson Pacific Properties Inc REIT	49,080	(1,210,313)
KeyCorp	191,260	(2,549,496)
Kimco Realty Corp REIT	52,990	(1,161,011)
M&T Bank Corp	20,200	(2,490,458)
Northern Trust Corp	18,110	(1,232,023)
PartnerRe Ltd (Bermuda)	3,270	(359,340)
People’s United Financial Inc	63,280	(915,662)
Principal Financial Group Inc	58,110	(3,049,032)
Signature Bank	4,660	(522,200)
SL Green Realty Corp REIT	7,640	(774,085)
T Rowe Price Group Inc	14,620	(1,146,208)
The Allstate Corp	47,200	(2,896,664)
The Chubb Corp	17,680	(1,610,294)
The NASDAQ OMX Group Inc	19,340	(820,403)
The Progressive Corp	121,910	(3,081,885)
The Travelers Cos Inc	6,080	(571,155)
Torchmark Corp	106,645	(5,584,999)
UDR Inc REIT	19,850	(540,912)
UMB Financial Corp	18,590	(1,014,084)
US Bancorp	43,710	(1,828,389)
Valley National Bancorp	1	(10)
Ventas Inc REIT	71,500	(4,429,425)
Washington REIT	25,720	(652,774)
Zions Bancorp	56,560	(1,643,634)

		(64,926,509)

Health Care - (3.5%)

AbbVie Inc	44,130	(2,548,949)
AmerisourceBergen Corp	65,060	(5,029,138)
Amgen Inc	32,890	(4,619,729)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Baxter International Inc	79,519	($5,707,079)
Becton Dickinson & Co	29,360	(3,341,462)
Cardinal Health Inc	14,900	(1,116,308)
Covidien PLC (Ireland)	6,410	(554,529)
Eli Lilly & Co	33,250	(2,156,262)
Express Scripts Holding Co	6,570	(464,039)
Hospira Inc	26,970	(1,403,249)
Isis Pharmaceuticals Inc	27,470	(1,066,660)
Medivation Inc	9,729	(961,906)
Medtronic Inc	49,040	(3,038,028)
Pfizer Inc	89,290	(2,640,305)
Premier Inc ‘A’	28,260	(928,624)
Regeneron Pharmaceuticals Inc	3,030	(1,092,376)
WellPoint Inc	41,675	(4,985,164)
Zimmer Holdings Inc	47,320	(4,758,026)

		(46,411,833)

Industrials - (4.9%)

3M Co	21,370	(3,027,702)
American Airlines Group Inc	54,500	(1,933,660)
Caterpillar Inc	30,360	(3,006,551)
Cummins Inc	9,250	(1,220,815)
Danaher Corp	10,310	(783,354)
Dover Corp	42,356	(3,402,457)
Fastenal Co	100,010	(4,490,449)
General Electric Co	139,633	(3,577,397)
Heartland Express Inc	75,380	(1,806,105)
Illinois Tool Works Inc	13,030	(1,099,993)
Kansas City Southern	14,710	(1,782,852)
Lockheed Martin Corp	58,878	(10,761,721)
Raytheon Co	42,159	(4,284,197)
Rockwell Automation Inc	61,770	(6,787,288)
Southwest Airlines Co	122,121	(4,124,026)
Textron Inc	37,760	(1,358,982)
The ADT Corp	73,140	(2,593,544)
The Advisory Board Co	34,640	(1,613,878)
The Boeing Co	33,640	(4,285,063)
Werner Enterprises Inc	86,123	(2,170,300)

		(64,110,334)

Information Technology - (6.4%)

Advanced Micro Devices Inc	1,869,070	(6,373,529)
Altera Corp	99,870	(3,573,349)
Analog Devices Inc	20,800	(1,029,392)
AOL Inc	48,290	(2,170,635)
Atmel Corp	204,890	(1,655,511)
Automatic Data Processing Inc	21,420	(1,779,574)
Global Payments Inc	26,260	(1,835,049)
Intel Corp	214,790	(7,478,988)
Intuit Inc	4,650	(407,572)
Juniper Networks Inc	23,680	(524,512)
Linear Technology Corp	156,530	(6,948,367)
LinkedIn Corp ‘A’	16,250	(3,376,587)
MasterCard Inc ‘A’	14,440	(1,067,405)
Maxim Integrated Products Inc	18,350	(554,904)
Microchip Technology Inc	134,510	(6,352,907)
NVIDIA Corp	518,317	(9,562,949)
Pandora Media Inc	61,810	(1,493,330)
Paychex Inc	5,690	(251,498)
Red Hat Inc	7,140	(400,911)
salesforce.com Inc	124,270	(7,149,253)
Seagate Technology PLC (Ireland)	92,610	(5,303,775)
Splunk Inc	56,190	(3,110,678)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	109,250	(2,204,665)
Total System Services Inc	95,880	(2,968,445)
Twitter Inc	65,260	(3,366,111)
Workday Inc ‘A’	22,100	(1,823,250)
Yahoo! Inc	16,410	(668,707)

		(83,431,853)

	Shares	Value
Materials - (2.5%)

Air Products & Chemicals Inc	34,740	($4,522,453)
Ball Corp	26,592	(1,682,476)
Bemis Co Inc	52,990	(2,014,680)
Cabot Corp	11,580	(587,917)
Cliffs Natural Resources Inc	284,232	(2,950,328)
Eastman Chemical Co	17,800	(1,439,842)
Ecolab Inc	10,110	(1,160,931)
EI du Pont de Nemours & Co	55,740	(3,999,902)
MeadWestvaco Corp	64,470	(2,639,402)
Nucor Corp	39,200	(2,127,776)
OM Group Inc	87,640	(2,274,258)
Praxair Inc	38,840	(5,010,360)
The Valspar Corp	22,300	(1,761,477)

		(32,171,802)

Telecommunication Services - (0.8%)

AT&T Inc	225,370	(7,942,039)
Sprint Corp	246,890	(1,565,283)
T-Mobile US Inc	19,980	(576,822)

		(10,084,144)

Utilities - (2.0%)

Ameren Corp	30,650	(1,174,814)
American Water Works Co Inc	5,550	(267,676)
Aqua America Inc	155,250	(3,653,032)
Consolidated Edison Inc	66,810	(3,785,455)
FirstEnergy Corp	8,440	(283,331)
Integrys Energy Group Inc	12,360	(801,175)
National Fuel Gas Co	19,520	(1,366,205)
Northeast Utilities	16,160	(715,888)
PG&E Corp	60,917	(2,743,702)
PPL Corp	14,560	(478,150)
SCANA Corp	72,570	(3,600,198)
The Southern Co	147,290	(6,429,209)
Xcel Energy Inc	23,460	(713,184)

		(26,012,019)

Total Common Stocks (Proceeds $430,007,113)		(457,583,401)

TOTAL SECURITIES SOLD SHORT - (35.0%)
(Proceeds $430,007,113)		($457,583,401)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2014, the total value of securities out on loan was $200,426,559, and the cash collateral was $206,503,060 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	As of September 30, 2014, an investment with a value of $487,895 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
S&P 500 E-Mini (12/14)	52	($64,307)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,755,412,270	$1,755,412,270	$-	$-
	Short-Term Investments	11,288,892	-	11,288,892	-

	Total Assets	1,766,701,162	1,755,412,270	11,288,892	-

Liabilities	Common Stocks - Short (1)	(457,583,401)	(457,583,401)	-	-
	Derivatives:
	Equity Contracts
	Futures	(64,307)	(64,307)	-	-

	Total Liabilities	(457,647,708)	(457,647,708)	-	-

	Total	$1,309,053,454	$1,297,764,562	$11,288,892	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Consumer Staples - 0.1%

Henkel AG & Co KGaA (Germany)	19,689	$1,966,093

Total Preferred Stocks (Cost $1,848,291)		1,966,093

COMMON STOCKS - 99.9%

Consumer Discretionary - 11.8%

AutoZone Inc *	61,696	31,443,983
Comcast Corp ‘A’	778,350	41,859,663
Delphi Automotive PLC (United Kingdom)	349,450	21,435,263
General Motors Co	583,310	18,630,922
PVH Corp	74,780	9,059,597
The Home Depot Inc	290,800	26,677,992
The TJX Cos Inc	286,475	16,950,726
Twenty-First Century Fox Inc ‘A’	352,790	12,097,169

		178,155,315

Consumer Staples - 9.6%

Diageo PLC (United Kingdom)	1,091,130	31,548,906
Henkel AG & Co KGaA (Germany)	321,200	30,019,778
Mondelez International Inc ‘A’	1,228,210	42,084,616
Philip Morris International Inc	493,638	41,169,409

		144,822,709

Energy - 8.6%

Chevron Corp	368,782	44,003,068
National Oilwell Varco Inc	526,932	40,099,525
Noble Energy Inc	663,980	45,389,673

		129,492,266

Financials - 17.7%

American International Group Inc	540,420	29,193,488
CIT Group Inc	479,654	22,044,898
Citigroup Inc	867,939	44,976,599
CME Group Inc ‘A’	411,290	32,884,692
Digital Realty Trust Inc REIT	86,830	5,416,455
Discover Financial Services	383,226	24,675,922
Genworth Financial Inc ‘A’ *	1,170,890	15,338,659
JPMorgan Chase & Co	570,309	34,355,414
Lincoln National Corp	205,970	11,035,873
Marsh & McLennan Cos Inc	339,175	17,752,420
McGraw Hill Financial Inc	340,944	28,792,721

		266,467,141

Health Care - 16.2%

AbbVie Inc	442,102	25,535,812
Actavis PLC * (Ireland)	157,650	38,037,792
Allergan Inc	140,650	25,062,423
Covidien PLC (Ireland)	85,876	7,429,133
Express Scripts Holding Co *	397,596	28,082,205
Gilead Sciences Inc *	406,470	43,268,731
Intuitive Surgical Inc *	6,330	2,923,321
Pfizer Inc	1,170,968	34,625,524
UnitedHealth Group Inc	239,410	20,649,112
Zoetis Inc	485,107	17,924,704

		243,538,757

Industrials - 10.4%

Canadian National Railway Co (NYSE) (Canada)	369,010	26,184,950
Deere & Co	449,710	36,871,723
General Electric Co	1,727,250	44,252,145
Republic Services Inc	365,790	14,273,126
Tyco International Ltd (Switzerland)	787,006	35,076,857

		156,658,801

	Shares	Value
Information Technology - 20.2%

Amdocs Ltd (United Kingdom)	473,710	$21,733,815
Apple Inc	597,774	60,225,731
Applied Materials Inc	799,540	17,278,059
eBay Inc *	634,815	35,949,573
Facebook Inc ‘A’ *	277,320	21,919,373
Google Inc ‘A’ *	51,646	30,389,023
Google Inc ‘C’ *	77,926	44,991,355
MasterCard Inc ‘A’	437,200	32,317,824
Western Digital Corp	154,255	15,012,097
Xerox Corp	1,805,200	23,882,796

		303,699,646

Materials - 2.1%

Teck Resources Ltd ‘B’ (NYSE) (Canada)	398,600	7,529,554
Vulcan Materials Co	402,200	24,224,506

		31,754,060

Telecommunication Services - 1.7%

Verizon Communications Inc	522,890	26,139,271

Utilities - 1.6%

Exelon Corp	698,190	23,801,297

Total Common Stocks (Cost $1,240,607,144)		1,504,529,263

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $3,619,018; collateralized by U.S. Treasury Notes: 1.375% due 11/30/18 and value $3,695,738)	$3,619,018	3,619,018

Total Short-Term Investment (Cost $3,619,018)		3,619,018

TOTAL INVESTMENTS - 100.2% (Cost $1,246,074,453)		1,510,114,374

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,696,225)

NET ASSETS - 100.0%		$1,506,418,149

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,966,093	$-	$1,966,093	$-
	Common Stocks
	Consumer Discretionary	178,155,315	178,155,315	-	-
	Consumer Staples	144,822,709	83,254,025	61,568,684	-
	Energy	129,492,266	129,492,266	-	-
	Financials	266,467,141	266,467,141	-	-
	Health Care	243,538,757	243,538,757	-	-
	Industrials	156,658,801	156,658,801	-	-
	Information Technology	303,699,646	303,699,646	-	-
	Materials	31,754,060	31,754,060	-	-
	Telecommunication Services	26,139,271	26,139,271	-	-
	Utilities	23,801,297	23,801,297	-	-

		1,504,529,263	1,442,960,579	61,568,684	-
	Short-Term Investment	3,619,018	-	3,619,018	-

	Total	$1,510,114,374	$1,442,960,579	$67,153,795	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 20.1%

Advance Auto Parts Inc	30,611	$3,988,613
AMC Networks Inc ‘A’ *	183,527	10,721,647
Big Lots Inc	387,775	16,693,714
Chipotle Mexican Grill Inc *	18,629	12,417,905
Discovery Communications Inc ‘C’ *	96,646	3,602,963
Dollar Tree Inc *	204,863	11,486,668
DR Horton Inc	318,667	6,539,047
Expedia Inc	65,213	5,713,963
HomeAway Inc *	221,720	7,871,060
Lear Corp	117,387	10,143,411
Life Time Fitness Inc *	70,182	3,539,980
LKQ Corp *	344,603	9,162,994
lululemon athletica Inc *	193,576	8,132,128
O’Reilly Automotive Inc *	21,817	3,280,404
Panera Bread Co ‘A’ *	70,413	11,457,603
Ross Stores Inc	187,282	14,154,774
Tenneco Inc *	84,106	4,399,585
The Priceline Group Inc *	10,752	12,457,052
Thor Industries Inc	125,912	6,484,468
TripAdvisor Inc *	178,744	16,340,777
TRW Automotive Holdings Corp *	356,361	36,081,551

		214,670,307

Consumer Staples - 5.1%

Casey’s General Stores Inc	72,772	5,217,752
Molson Coors Brewing Co ‘B’	76,611	5,702,923
Monster Beverage Corp *	81,392	7,461,205
Sanderson Farms Inc	63,292	5,566,531
The JM Smucker Co	84,012	8,316,348
Tyson Foods Inc ‘A’	569,375	22,416,294

		54,681,053

Energy - 6.3%

Antero Resources Corp *	338,065	18,556,388
Bristow Group Inc	121,916	8,192,755
Diamondback Energy Inc *	109,295	8,173,080
Energen Corp	59,155	4,273,357
Gulfport Energy Corp *	373,438	19,941,589
Western Refining Inc	188,319	7,907,515

		67,044,684

Financials - 11.1%

American Capital Agency Corp REIT	230,457	4,897,211
Comerica Inc	120,137	5,990,031
KeyCorp	3,293,175	43,898,023
Lincoln National Corp	100,744	5,397,864
Principal Financial Group Inc	101,853	5,344,227
Regions Financial Corp	1,099,870	11,042,695
Signature Bank *	80,736	9,047,276
The Hartford Financial Services Group Inc	902,162	33,605,534

		119,222,861

Health Care - 10.7%

Acorda Therapeutics Inc *	141,427	4,791,547
Air Methods Corp *	113,679	6,314,868
Akorn Inc *	149,437	5,420,080
Catamaran Corp (NASDAQ) * (Canada)	246,613	10,394,738
DaVita HealthCare Partners Inc *	196,910	14,401,997
Isis Pharmaceuticals Inc *	136,029	5,282,006
Medivation Inc *	113,283	11,200,290
PAREXEL International Corp *	130,510	8,233,876
PerkinElmer Inc	248,276	10,824,834
Perrigo Co PLC (Ireland)	108,599	16,310,484
The Cooper Cos Inc	47,291	7,365,573
Universal Health Services Inc ‘B’	137,348	14,352,866

		114,893,159

	Shares	Value
Industrials - 8.8%

AECOM Technology Corp *	305,651	$10,315,721
Chart Industries Inc *	84,602	5,171,720
Con-way Inc	108,193	5,139,168
Exelis Inc	619,840	10,252,154
Generac Holdings Inc *	39,460	1,599,708
Huntington Ingalls Industries Inc	17,197	1,792,099
JetBlue Airways Corp *	920,783	9,778,715
Kirby Corp *	74,597	8,791,256
Manpowergroup Inc	121,936	8,547,714
Southwest Airlines Co	156,749	5,293,414
Spirit Airlines Inc *	106,407	7,356,980
Textron Inc	182,686	6,574,869
Trinity Industries Inc	209,661	9,795,362
United Rentals Inc *	29,097	3,232,677
Vectrus Inc *	31,948	623,946

		94,265,503

Information Technology - 16.5%

Arrow Electronics Inc *	101,131	5,597,601
Avago Technologies Ltd (Singapore)	188,264	16,378,968
Avnet Inc	336,844	13,979,026
Computer Sciences Corp	607,546	37,151,438
DST Systems Inc	84,546	7,095,100
FEI Co	26,109	1,969,141
Fidelity National Information Services Inc	143,070	8,054,841
IAC/InterActiveCorp	163,603	10,781,438
iGATE Corp *	190,808	7,006,470
Lam Research Corp	61,868	4,621,539
NXP Semiconductors NV * (Netherlands)	222,300	15,211,989
Palo Alto Networks Inc *	80,001	7,848,098
Seagate Technology PLC (Ireland)	270,811	15,509,346
Skyworks Solutions Inc	241,927	14,043,862
Yelp Inc *	157,451	10,746,031

		175,994,888

Materials - 9.9%

Allegheny Technologies Inc	117,877	4,373,237
CF Industries Holdings Inc	44,161	12,330,634
Compass Minerals International Inc	218,698	18,431,867
Eagle Materials Inc	57,344	5,839,340
KapStone Paper & Packaging Corp *	246,225	6,886,913
Louisiana-Pacific Corp *	243,578	3,310,225
Rockwood Holdings Inc	76,610	5,856,834
US Silica Holdings Inc	712,784	44,556,128
Westlake Chemical Corp	49,362	4,274,256

		105,859,434

Utilities - 8.3%

Atmos Energy Corp	1,042,634	49,733,642
DTE Energy Co	370,989	28,224,843
Questar Corp	472,892	10,540,763

		88,499,248

Total Common Stocks (Cost $956,290,317)		1,035,131,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $30,599,103; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $31,214,813)	$30,599,103	$30,599,103

Total Short-Term Investment (Cost $30,599,103)		30,599,103

TOTAL INVESTMENTS - 99.7% (Cost $986,889,420)		1,065,730,240

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,837,938

NET ASSETS - 100.0%		$1,068,568,178

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,035,131,137	$1,035,131,137	$-	$-
	Short-Term Investment	30,599,103	-	30,599,103	-

	Total	$1,065,730,240	$1,035,131,137	$30,599,103	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 23.0%

Burberry Group PLC (United Kingdom)	443,061	$10,807,659
Carter’s Inc	159,688	12,379,014
DSW Inc ‘A’	273,406	8,232,255
Dunkin’ Brands Group Inc	337,160	15,111,511
Gentex Corp	400,348	10,717,316
L Brands Inc	184,880	12,383,262
LKQ Corp *	622,380	16,549,084
Mattel Inc	446,550	13,686,758
Nordstrom Inc	193,116	13,203,341
Norwegian Cruise Line Holdings Ltd * (Bermuda)	300,501	10,824,046
Panera Bread Co ‘A’ *	63,740	10,371,773
Ross Stores Inc	233,411	17,641,203
Tiffany & Co	98,220	9,459,568
Ulta Salon Cosmetics & Fragrance Inc *	157,990	18,669,678
Urban Outfitters Inc *	390,717	14,339,314

		194,375,782

Consumer Staples - 6.4%

Brown-Forman Corp ‘B’	91,594	8,263,611
Coty Inc ‘A’	504,337	8,346,777
Mead Johnson Nutrition Co	202,963	19,529,100
The Hain Celestial Group Inc *	175,270	17,938,884

		54,078,372

Energy - 6.2%

Cabot Oil & Gas Corp	357,429	11,684,354
Continental Resources Inc *	224,208	14,905,348
Dril-Quip Inc *	97,960	8,757,624
Oasis Petroleum Inc *	161,128	6,736,762
Southwestern Energy Co *	308,373	10,777,636

		52,861,724

Financials - 8.3%

CME Group Inc ‘A’	31,177	2,492,757
First Republic Bank	316,470	15,627,289
Northern Trust Corp	350,697	23,857,917
Oaktree Capital Group LLC	129,882	6,636,970
Signature Bank *	140,729	15,770,092
UMB Financial Corp	112,111	6,115,655

		70,500,680

Health Care - 18.1%

Acadia Healthcare Co Inc *	163,802	7,944,397
ACADIA Pharmaceuticals Inc *	180,567	4,470,839
Align Technology Inc *	216,405	11,183,810
Alkermes PLC * (Ireland)	187,467	8,036,710
BioMarin Pharmaceutical Inc *	150,809	10,882,377
Cerner Corp *	114,519	6,821,897
DENTSPLY International Inc	271,093	12,361,841
Henry Schein Inc *	107,200	12,485,584
Humana Inc	81,465	10,614,075
Incyte Corp *	92,302	4,527,413
Intuitive Surgical Inc *	46,352	21,406,281
Medivation Inc *	129,184	12,772,422
Varian Medical Systems Inc *	189,673	15,196,601
Zoetis Inc	389,212	14,381,383

		153,085,630

Industrials - 15.6%

Allison Transmission Holdings Inc	177,524	5,057,659
Expeditors International of Washington Inc	420,591	17,067,583
Fastenal Co	439,870	19,750,163
Flowserve Corp	205,033	14,458,927
Fortune Brands Home & Security Inc	411,208	16,904,761
Jacobs Engineering Group Inc *	168,043	8,203,859

	Shares	Value
Joy Global Inc	209,166	$11,407,914
Polypore International Inc *	333,022	12,957,886
Stericycle Inc *	111,909	13,044,113
Verisk Analytics Inc ‘A’ *	216,840	13,203,387

		132,056,252

Information Technology - 19.9%

Alliance Data Systems Corp *	43,795	10,872,985
ANSYS Inc *	151,940	11,497,300
CoStar Group Inc *	54,720	8,511,149
Electronic Arts Inc *	656,739	23,386,476
F5 Networks Inc *	136,348	16,189,961
FLIR Systems Inc	315,772	9,896,294
Microchip Technology Inc	415,174	19,608,668
Pandora Media Inc *	670,555	16,200,609
ServiceNow Inc *	143,399	8,428,993
Solera Holdings Inc	123,810	6,977,932
Teradata Corp *	325,950	13,663,824
Vantiv Inc ‘A’ *	470,508	14,538,697
WebMD Health Corp *	209,686	8,766,972

		168,539,860

Materials - 1.6%

The Scotts Miracle-Gro Co ‘A’	136,878	7,528,290
The Valspar Corp	78,042	6,164,538

		13,692,828

Total Common Stocks (Cost $808,537,484)		839,191,128

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $11,116,366; collateralized by U.S. Treasury Notes: 1.500% due 01/31/19 and value $11,343,000)	$11,116,366	11,116,366

Total Short-Term Investment (Cost $11,116,366)		11,116,366

TOTAL INVESTMENTS - 100.4% (Cost $819,653,850)		850,307,494

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(3,369,318)

NET ASSETS - 100.0%		$846,938,176

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	6,224	$311,200
Call Options Written	3,786	437,536
Put Options Written	15,832	821,217
Call Options Exercised	(4,230)	(438,843)
Call Options Expired	(1,540)	(52,205)
Put Options Expired	(5,841)	(359,193)
Call Options Closed	(1,128)	(179,888)
Put Options Closed	(12,514)	(496,239)

Outstanding, September 30, 2014	589	$43,585

(c)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Pandora Media Inc	$23.00	10/18/14	CME	589	$43,585	($34,162)

Total Written Options					$43,585	($34,162)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$194,375,782	$183,568,123	$10,807,659	$-
	Consumer Staples	54,078,372	54,078,372	-	-
	Energy	52,861,724	52,861,724	-	-
	Financials	70,500,680	70,500,680	-	-
	Health Care	153,085,630	153,085,630	-	-
	Industrials	132,056,252	132,056,252	-	-
	Information Technology	168,539,860	168,539,860	-	-
	Materials	13,692,828	13,692,828	-	-

		839,191,128	828,383,469	10,807,659	-
	Short-Term Investment	11,116,366	-	11,116,366	-

	Total Assets	850,307,494	828,383,469	21,924,025	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(34,162)	(34,162)	-	-

	Total Liabilities	(34,162)	(34,162)	-	-

	Total	$850,273,332	$828,349,307	$21,924,025	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 14.9%

Abercrombie & Fitch Co ‘A’	443,937	$16,132,671
AMC Entertainment Holdings Inc ‘A’	275,544	6,334,757
Apollo Education Group Inc *	409,622	10,301,993
Deckers Outdoor Corp *	99,690	9,687,874
Foot Locker Inc	406,084	22,598,575
Hanesbrands Inc	39,997	4,297,278
Jarden Corp *	132,117	7,941,553
Lear Corp	102,300	8,839,743
Lennar Corp ‘A’	170,281	6,612,011
Live Nation Entertainment Inc *	395,678	9,504,185
Markit Ltd * (Bermuda)	138,700	3,238,645
Mohawk Industries Inc *	84,423	11,381,909
Murphy USA Inc *	281,165	14,918,615
Office Depot Inc *	1,761,385	9,053,519
PVH Corp	62,403	7,560,123
ServiceMaster Global Holdings Inc *	379,307	9,179,229
Tenneco Inc *	126,030	6,592,629
Thor Industries Inc	96,456	4,967,484
Tribune Media Co ‘A’ *	225,925	14,865,865
Tribune Publishing Co *	61,999	1,251,140
Wyndham Worldwide Corp	141,541	11,501,622

		196,761,420

Consumer Staples - 5.1%

Energizer Holdings Inc	149,982	18,479,282
Flowers Foods Inc	508,755	9,340,742
Ingredion Inc	83,100	6,298,149
Pinnacle Foods Inc	218,178	7,123,512
SUPERVALU Inc *	1,574,600	14,076,924
The JM Smucker Co	47,073	4,659,756
Tyson Foods Inc ‘A’	192,264	7,569,434

		67,547,799

Energy - 6.9%

Africa Oil Corp * (Canada)	1,030,237	4,525,886
Bill Barrett Corp *	486,265	10,717,281
Helix Energy Solutions Group Inc *	676,300	14,919,178
McDermott International Inc * (Panama)	1,145,200	6,550,544
Oasis Petroleum Inc *	315,932	13,209,117
Parsley Energy Inc ‘A’ *	109,800	2,342,034
Patterson-UTI Energy Inc	279,800	9,101,894
SM Energy Co	102,700	8,010,600
Superior Energy Services Inc	664,000	21,825,680

		91,202,214

Financials - 22.4%

Alexander & Baldwin Inc	492,595	17,718,642
American Campus Communities Inc REIT	578,368	21,081,514
Ares Management LP	437,800	7,661,500
Bank of Hawaii Corp	105,000	5,965,050
BioMed Realty Trust Inc REIT	794,114	16,041,103
CBS Outdoor Americas Inc REIT	154,579	4,628,095
Citizens Financial Group Inc *	249,152	5,835,140
Corporate Office Properties Trust REIT	491,571	12,643,206
Discover Financial Services	108,860	7,009,495
Equity Commonwealth REIT	694,463	17,854,644
FCB Financial Holdings Inc ‘A’ *	326,700	7,419,357
Federated Investors Inc ‘B’	294,000	8,631,840
First Horizon National Corp	267,700	3,287,356
FNF Group	634,300	17,595,482
FNFV Group *	228,043	3,137,872
Forest City Enterprises Inc ‘A’ *	517,656	10,125,351
Janus Capital Group Inc	866,900	12,604,726
LTC Properties Inc REIT	497,050	18,336,174
New York Community Bancorp Inc	667,500	10,593,225
Popular Inc *	263,300	7,750,236

	Shares	Value
Primerica Inc	153,100	$7,382,482
Springleaf Holdings Inc *	237,700	7,589,761
Tanger Factory Outlet Centers Inc REIT	546,403	17,878,306
The Hanover Insurance Group Inc	156,500	9,612,230
Unum Group	185,000	6,360,300
Valley National Bancorp	373,300	3,617,277
Washington Prime Group Inc REIT	1,027,217	17,955,753
Webster Financial Corp	192,200	5,600,708
WR Berkley Corp	85,500	4,086,900

		296,003,725

Health Care - 7.7%

Hospira Inc *	406,336	21,141,662
Owens & Minor Inc	666,024	21,805,626
Teleflex Inc	200,688	21,080,267
Thoratec Corp *	633,270	16,927,307
Waters Corp *	208,398	20,656,410

		101,611,272

Industrials - 15.2%

AMETEK Inc	254,350	12,770,913
Con-way Inc	155,400	7,381,500
Crane Co	247,900	15,669,759
Delta Air Lines Inc	125,300	4,529,595
Dover Corp	135,200	10,860,616
Expeditors International of Washington Inc	277,243	11,250,521
Flowserve Corp	19,000	1,339,880
Harsco Corp	407,779	8,730,548
KBR Inc	504,700	9,503,501
Manpowergroup Inc	70,300	4,928,030
MSC Industrial Direct Co Inc ‘A’	137,900	11,784,934
Parker-Hannifin Corp	113,300	12,933,195
Pitney Bowes Inc	703,191	17,572,743
Quanta Services Inc *	339,600	12,324,084
SPX Corp	145,600	13,676,208
The ADT Corp	505,043	17,908,825
The Timken Co	309,520	13,120,553
Triumph Group Inc	232,000	15,091,600

		201,377,005

Information Technology - 12.5%

Amdocs Ltd (United Kingdom)	144,500	6,629,660
AOL Inc *	178,300	8,014,585
Arrow Electronics Inc *	178,300	9,868,905
Check Point Software Technologies Ltd * (Israel)	159,300	11,029,932
Euronet Worldwide Inc *	193,393	9,242,251
First Solar Inc *	119,400	7,857,714
Ingram Micro Inc ‘A’ *	542,394	13,999,189
Knowles Corp *	377,860	10,013,290
Microchip Technology Inc	148,200	6,999,486
NCR Corp *	126,694	4,232,847
NetApp Inc	80,100	3,441,096
Plantronics Inc	135,100	6,455,078
PTC Inc *	301,941	11,141,623
RF Micro Devices Inc *	555,822	6,414,186
Semtech Corp *	420,300	11,411,145
Skyworks Solutions Inc	302,400	17,554,320
Synopsys Inc *	65,600	2,603,992
TIBCO Software Inc *	670,000	15,832,100
Trimble Navigation Ltd *	100,900	3,077,450

		165,818,849

Materials - 7.8%

Albemarle Corp	214,900	12,657,610
Axiall Corp	178,650	6,397,457
Carpenter Technology Corp	104,300	4,709,145
Cliffs Natural Resources Inc	83,800	869,844
Domtar Corp	259,900	9,130,287
Huntsman Corp	163,300	4,244,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Martin Marietta Materials Inc	41,600	$5,363,904
MeadWestvaco Corp	153,200	6,272,008
Owens-Illinois Inc *	322,800	8,408,940
Rock-Tenn Co ‘A’	267,000	12,703,860
Rockwood Holdings Inc	91,127	6,966,659
Steel Dynamics Inc	818,000	18,494,980
TimkenSteel Corp	156,610	7,280,799

		103,499,660

Utilities - 7.3%

Alliant Energy Corp	369,700	20,485,077
MDU Resources Group Inc	310,100	8,623,881
OGE Energy Corp	334,600	12,417,006
PNM Resources Inc	555,900	13,847,469
TECO Energy Inc	949,600	16,504,048
UGI Corp	58,750	2,002,787
Westar Energy Inc	630,400	21,509,248
Wisconsin Energy Corp	47,094	2,025,042

		97,414,558

Total Common Stocks (Cost $1,162,902,605)		1,321,236,502

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $5,377,375; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $5,488,481)	$5,377,375	5,377,375

Total Short-Term Investment (Cost $5,377,375)		5,377,375

TOTAL INVESTMENTS - 100.2% (Cost $1,168,279,980)		1,326,613,877

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,708,852)

NET ASSETS - 100.0%		$1,323,905,025

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,321,236,502	$1,321,236,502	$-	$-
	Short-Term Investment	5,377,375	-	5,377,375	-

	Total	$1,326,613,877	$1,321,236,502	$5,377,375	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%
Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.9%
Consumer Discretionary - 13.9%

1-800-Flowers.com Inc ‘A’ *	7,551	54,292
2U Inc *	1,959	30,541
Aeropostale Inc *	24,564	80,816
AH Belo Corp ‘A’	5,780	61,673
AMC Entertainment Holdings Inc ‘A’	6,622	152,240
America’s Car-Mart Inc *	2,044	80,922
American Eagle Outfitters Inc	60,235	874,612
American Public Education Inc *	298	8,043
Arctic Cat Inc	2,630	91,577
Ascent Capital Group Inc ‘A’ *	4,368	262,954
Barnes & Noble Inc *	12,648	249,672
Beazer Homes USA Inc *	4,834	81,115
bebe stores Inc	10,049	23,314
Belmond Ltd ‘A’ * (Bermuda)	29,625	345,428
Big 5 Sporting Goods Corp	5,737	53,756
Biglari Holdings Inc *	532	180,752
BJ’s Restaurants Inc *	5,619	202,228
Black Diamond Inc *	7,033	53,169
Bob Evans Farms Inc	7,644	361,867
Boyd Gaming Corp *	4,912	49,906
Bravo Brio Restaurant Group Inc *	664	8,612
Bridgepoint Education Inc *	5,355	59,762
Brown Shoe Co Inc	186,608	5,062,675
Brunswick Corp	113,437	4,780,235
Build-A-Bear Workshop Inc *	1,062	13,891
Burlington Stores Inc *	1,012	40,338
Caesars Acquisition Co ‘A’ *	14,298	135,402
Caesars Entertainment Corp *	14,005	176,183
Callaway Golf Co	24,523	177,547
Career Education Corp *	21,015	106,756
Carriage Services Inc	4,169	72,249
Carrols Restaurant Group Inc *	10,904	77,527
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	22,500	50,625
Century Communities Inc *	904	15,684
Chegg Inc *	22,964	143,295
Churchill Downs Inc	1,464	142,740
Cinedigm Corp ‘A’ *	18,310	28,381
Citi Trends Inc *	4,811	106,323
Columbia Sportswear Co	2,714	97,107
Cooper Tire & Rubber Co	17,772	510,056
Cooper-Standard Holding Inc *	4,042	252,221
Core-Mark Holding Co Inc	6,400	339,456
Cracker Barrel Old Country Store Inc	370	38,180
Crocs Inc *	23,587	296,724
Crown Media Holdings Inc ‘A’ *	817	2,614

	Shares	Value
CSS Industries Inc	2,934	$71,150
Culp Inc	2,322	42,144
Cumulus Media Inc ‘A’ *	13,840	55,775
Daily Journal Corp *	335	60,468
Dana Holding Corp	24,426	468,246
Denny’s Corp *	9,015	63,375
Destination Maternity Corp	3,693	57,020
Destination XL Group Inc *	9,375	44,250
Dex Media Inc *	4,736	45,276
DineEquity Inc	3,135	255,785
Drew Industries Inc	48,200	2,033,558
Education Management Corp *	5,443	5,933
Einstein Noah Restaurant Group Inc	526	10,604
El Pollo Loco Holdings Inc *	518	18,601
Empire Resorts Inc *	4,658	31,255
Entercom Communications Corp ‘A’ *	7,883	63,300
Entravision Communications Corp ‘A’	1,001	3,964
Eros International PLC * (United Kingdom)	4,208	61,479
Escalade Inc	2,387	28,787
Ethan Allen Interiors Inc	7,919	180,553
Express Inc *	24,600	384,006
Federal-Mogul Holdings Corp *	9,027	134,232
Flexsteel Industries Inc	1,603	54,069
Fred’s Inc ‘A’	11,635	162,890
FTD Cos Inc *	5,122	174,711
Fuel Systems Solutions Inc *	4,619	41,155
Gaiam Inc ‘A’ *	4,539	33,316
GameStop Corp ‘A’	5,400	222,480
Genesco Inc *	55,560	4,153,110
Gentex Corp	138,700	3,712,999
Global Sources Ltd * (Bermuda)	4,394	29,484
Group 1 Automotive Inc	94,025	6,836,558
Guess? Inc	19,017	417,804
Harte-Hanks Inc	15,410	98,162
Haverty Furniture Cos Inc	6,311	137,517
Helen of Troy Ltd * (Bermuda)	5,517	289,753
Hemisphere Media Group Inc *	2,396	25,541
hhgregg Inc *	2,411	15,213
Houghton Mifflin Harcourt Co *	33,807	657,208
Hovnanian Enterprises Inc ‘A’ *	36,758	134,902
Iconix Brand Group Inc *	9,312	343,985
International Speedway Corp ‘A’	8,502	269,003
Interval Leisure Group Inc	2,878	54,826
Intrawest Resorts Holdings Inc *	4,232	40,923
Isle of Capri Casinos Inc *	7,023	52,673
ITT Educational Services Inc *	6,775	29,065
JAKKS Pacific Inc *	5,661	40,193
Johnson Outdoors Inc ‘A’	1,562	40,456
Journal Communications Inc ‘A’ *	13,957	117,658
K12 Inc *	6,214	99,175
KB Home	6,919	103,370
Kirkland’s Inc *	1,876	30,222
La Quinta Holdings Inc *	4,068	77,251
La-Z-Boy Inc	263,380	5,212,290
Lands’ End Inc *	5,144	211,521
LeapFrog Enterprises Inc *	20,420	122,316
Lee Enterprises Inc *	16,779	56,713
LGI Homes Inc *	3,450	63,342
Libbey Inc *	430	11,292
Life Time Fitness Inc *	11,969	603,716
Lifetime Brands Inc	3,349	51,273
M/I Homes Inc *	7,684	152,297
MarineMax Inc *	7,799	131,413
Marriott Vacations Worldwide Corp *	8,801	558,071
Martha Stewart Living Omnimedia Inc ‘A’ *	2,603	9,371
MDC Holdings Inc	48,751	1,234,375
MDC Partners Inc ‘A’ (Canada)	10,079	193,416
Media General Inc *	17,101	224,194
Meredith Corp	11,170	478,076
Meritage Homes Corp *	12,160	431,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Modine Manufacturing Co *	10,710	$127,128
Monarch Casino & Resort Inc *	2,896	34,491
Morgans Hotel Group Co *	6,401	51,656
Movado Group Inc	3,195	105,627
NACCO Industries Inc ‘A’	1,544	76,783
National CineMedia Inc	14,664	212,775
Nautilus Inc *	3,775	45,187
New Media Investment Group Inc	11,233	186,805
New York & Co Inc *	5,176	15,683
Office Depot Inc *	165,894	852,695
Orbitz Worldwide Inc *	8,838	69,555
Pacific Sunwear of California Inc *	1,780	3,204
Penn National Gaming Inc *	24,618	275,968
Perry Ellis International Inc *	3,717	75,641
Quiksilver Inc *	16,407	28,220
ReachLocal Inc *	1,571	5,671
Reading International Inc ‘A’ *	5,475	45,990
Regis Corp	13,297	212,220
Remy International Inc	4,208	86,390
Rent-A-Center Inc	16,465	499,713
Rentrak Corp *	289	17,612
Ruby Tuesday Inc *	19,412	114,337
Ruth’s Hospitality Group Inc	3,994	44,094
Saga Communications Inc ‘A’	933	31,330
Salem Communications Corp ‘A’	3,372	25,661
Scholastic Corp	8,180	264,378
Scientific Games Corp ‘A’ *	5,794	62,401
Sears Hometown & Outlet Stores Inc *	3,629	56,250
Sequential Brands Group Inc *	1,100	13,750
SFX Entertainment Inc *	13,775	69,151
Shiloh Industries Inc *	204	3,470
Shoe Carnival Inc	4,711	83,903
Shutterfly Inc *	4,726	230,345
Sizmek Inc *	7,014	54,288
Skechers U.S.A. Inc ‘A’ *	3,131	166,914
Skullcandy Inc *	5,904	45,992
Sonic Automotive Inc ‘A’	12,283	301,056
Sonic Corp *	5,126	114,617
Spartan Motors Inc	11,210	52,351
Speedway Motorsports Inc	3,403	58,055
Sportsman’s Warehouse Holdings Inc *	1,942	13,079
Stage Stores Inc	9,735	166,566
Standard Motor Products Inc	2,486	85,593
Standard Pacific Corp *	44,845	335,889
Stein Mart Inc	8,682	100,277
Steiner Leisure Ltd * (Bahamas)	4,608	173,215
Stoneridge Inc *	1,990	22,427
Strattec Security Corp	213	17,328
Superior Industries International Inc	7,407	129,845
Systemax Inc *	3,598	44,867
The Bon-Ton Stores Inc	4,613	38,565
The Cato Corp ‘A’	89,803	3,094,611
The Children’s Place Inc	6,842	326,090
The Dixie Group Inc *	1,029	8,921
The EW Scripps Co ‘A’ *	9,870	160,980
The Finish Line Inc ‘A’	11,240	281,337
The Marcus Corp	5,740	90,692
The McClatchy Co ‘A’ *	19,239	64,643
The Men’s Wearhouse Inc	100,708	4,755,432
The New Home Co Inc *	2,571	34,709
The New York Times Co ‘A’	43,191	484,603
The Pep Boys-Manny Moe & Jack *	320,215	2,853,116
The Ryland Group Inc	14,593	485,071
Thor Industries Inc	135,100	6,957,650
Tilly’s Inc ‘A’ *	3,280	24,666
Time Inc *	34,395	805,875
Townsquare Media Inc *	761	9,147
TRI Pointe Homes Inc *	41,333	534,849
Tuesday Morning Corp *	2,622	50,880
UCP Inc ‘A’ *	2,391	28,572

	Shares	Value
Unifi Inc *	4,631	$119,943
Universal Technical Institute Inc	6,383	59,681
ValueVision Media Inc ‘A’ *	8,983	46,083
Vitamin Shoppe Inc *	4,800	213,072
VOXX International Corp *	6,164	57,325
WCI Communities Inc *	3,671	67,693
Weight Watchers International Inc	771	21,156
West Marine Inc *	5,557	50,013
Weyco Group Inc	2,094	52,580
William Lyon Homes ‘A’ *	4,843	107,030
Winnebago Industries Inc *	65,800	1,432,466
Zumiez Inc *	1,357	38,132

		77,660,275

Consumer Staples - 2.9%

Alico Inc	798	30,404
Alliance One International Inc *	25,974	51,169
B&G Foods Inc	852	23,473
Boulder Brands Inc *	1,437	19,586
Central Garden & Pet Co ‘A’ *	12,109	97,356
Chiquita Brands International Inc *	14,431	204,920
Coca-Cola Bottling Co Consolidated	117	8,732
Craft Brew Alliance Inc *	677	9,749
Darling Ingredients Inc *	41,124	753,392
Dean Foods Co	29,064	385,098
Elizabeth Arden Inc *	8,133	136,146
Fresh Del Monte Produce Inc (Cayman)	11,177	356,546
GrainCorp Ltd ‘A’ (Australia)	540,000	4,033,226
Harbinger Group Inc *	14,979	196,525
Ingles Markets Inc ‘A’	4,170	98,787
Inter Parfums Inc	4,821	132,578
John B Sanfilippo & Son Inc	2,603	84,233
Lancaster Colony Corp	2,148	183,181
Maple Leaf Foods Inc (Canada)	326,100	5,567,241
Nature’s Sunshine Products Inc	3,384	50,185
Nutraceutical International Corp *	2,759	57,691
Oil-Dri Corp of America	1,244	32,431
Omega Protein Corp *	6,555	81,938
Orchids Paper Products Co	432	10,610
Post Holdings Inc *	13,647	452,807
Revlon Inc ‘A’ *	2,747	87,052
Roundy’s Inc	12,346	36,915
Sanderson Farms Inc	1,033	90,852
Seaboard Corp *	82	219,349
Seneca Foods Corp ‘A’ *	2,400	68,640
Snyder’s-Lance Inc	14,742	390,663
SpartanNash Co	11,852	230,521
SUPERVALU Inc *	62,949	562,764
Synutra International Inc *	906	4,104
The Andersons Inc	692	43,513
The Chefs’ Warehouse Inc *	1,007	16,374
The Female Health Co	1,845	6,439
The Pantry Inc *	7,252	146,708
Tootsie Roll Industries Inc	543	15,199
TreeHouse Foods Inc *	6,314	508,277
Universal Corp	7,190	319,164
Vector Group Ltd	8,088	179,395
Village Super Market Inc ‘A’	2,020	46,016
Weis Markets Inc	3,320	129,580

		16,159,529

Energy - 8.7%

Adams Resources & Energy Inc	640	28,346
Alon USA Energy Inc	5,981	85,887
Alpha Natural Resources Inc *	69,719	172,903
American Eagle Energy Corp *	9,465	38,523
Amyris Inc *	8,369	31,719
Apco Oil & Gas International Inc * (Cayman)	2,461	31,722
Approach Resources Inc *	7,113	103,139
Arch Coal Inc	66,867	141,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Ardmore Shipping Corp	5,532	$60,299
Aspen Aerogels Inc *	489	4,929
Atwood Oceanics Inc *	101,500	4,434,535
Bill Barrett Corp *	15,380	338,975
BPZ Resources Inc *	20,877	39,875
Bristow Group Inc	101,334	6,809,645
C&J Energy Services Inc *	2,110	64,461
Callon Petroleum Co *	17,085	150,519
CHC Group Ltd * (Cayman)	10,414	58,318
Clean Energy Fuels Corp *	9,830	76,674
Cloud Peak Energy Inc *	18,809	237,370
Comstock Resources Inc	14,802	275,613
Contango Oil & Gas Co *	5,451	181,191
Dawson Geophysical Co	2,619	47,613
Delek US Holdings Inc	8,774	290,595
DHT Holdings Inc	27,988	172,406
Dorian LPG Ltd *	2,304	41,057
Eclipse Resources Corp *	5,099	84,745
Emerald Oil Inc *	17,959	110,448
Energen Corp	40,100	2,896,824
Energy XXI Bermuda Ltd (Bermuda)	29,209	331,522
Era Group Inc *	6,397	139,135
EXCO Resources Inc	29,542	98,670
Exterran Holdings Inc	18,252	808,746
Forest Oil Corp *	34,428	40,281
Forum Energy Technologies Inc *	11,614	355,505
Frontline Ltd * (Bermuda)	20,912	26,349
GasLog Ltd (Bermuda)	10,547	232,139
Gastar Exploration Inc *	1,126	6,610
Geospace Technologies Corp *	3,704	130,196
Green Plains Inc	1,848	69,097
Gulf Island Fabrication Inc	2,947	50,688
Gulfmark Offshore Inc ‘A’	8,323	260,926
Halcon Resources Corp *	80,760	319,810
Hallador Energy Co	3,167	37,497
Harvest Natural Resources Inc *	12,878	47,262
Helix Energy Solutions Group Inc *	202,044	4,457,091
Hercules Offshore Inc *	50,683	111,503
Hornbeck Offshore Services Inc *	11,260	368,540
Hunting PLC (United Kingdom)	10,800	155,258
Independence Contract Drilling Inc *	1,844	21,667
ION Geophysical Corp *	34,204	95,429
Key Energy Services Inc *	41,398	200,366
Matador Resources Co *	9,862	254,933
McDermott International Inc * (Panama)	73,292	419,230
Midstates Petroleum Co Inc *	11,741	59,292
Miller Energy Resources Inc *	8,870	39,028
Mitcham Industries Inc *	4,164	46,012
Natural Gas Services Group Inc *	3,911	94,138
Navios Maritime Acquisition Corp	25,383	68,788
Newpark Resources Inc *	26,547	330,245
Nordic American Offshore Ltd	3,105	54,710
Nordic American Tankers Ltd (Bermuda)	28,088	223,300
North Atlantic Drilling Ltd (Bermuda)	16,951	112,894
Northern Oil & Gas Inc *	18,934	269,241
Nuverra Environmental Solutions Inc *	4,758	70,181
Oil States International Inc *	54,700	3,385,930
Pacific Ethanol Inc *	6,900	96,324
Parker Drilling Co *	37,292	184,222
PDC Energy Inc *	10,349	520,451
Penn Virginia Corp *	20,641	262,347
PetroQuest Energy Inc *	1,990	11,184
PHI Inc *	3,765	154,930
Pioneer Energy Services Corp *	5,604	78,568
Quicksilver Resources Inc *	34,470	20,779
Renewable Energy Group Inc *	10,834	109,965
Resolute Energy Corp *	24,409	153,044
REX American Resources Corp *	408	29,735
Rosetta Resources Inc *	16,627	740,899
Rowan Cos PLC ‘A’ (United Kingdom)	114,000	2,885,340

	Shares	Value
RSP Permian Inc *	5,136	$131,276
Sanchez Energy Corp *	6,224	163,442
Scorpio Tankers Inc	53,391	443,679
SEACOR Holdings Inc *	6,404	479,019
Ship Finance International Ltd (Bermuda)	18,272	309,162
Stone Energy Corp *	17,531	549,772
Swift Energy Co *	13,827	132,739
Teekay Tankers Ltd ‘A’	18,567	69,255
Tesco Corp (Canada)	9,751	193,557
TETRA Technologies Inc *	24,331	263,261
Tidewater Inc	75,500	2,946,765
TransAtlantic Petroleum Ltd * (Bermuda)	3,345	30,072
Triangle Petroleum Corp *	10,495	115,550
Unit Corp *	105,500	6,187,575
VAALCO Energy Inc *	15,597	132,575
Vantage Drilling Co * (Cayman)	61,490	78,092
W&T Offshore Inc	6,862	75,482
Warren Resources Inc *	23,108	122,472
Westmoreland Coal Co *	4,619	172,797

		48,646,628

Financials - 24.1%

1st Source Corp	4,750	135,280
1st United Bancorp Inc	9,122	77,719
Acadia Realty Trust REIT	18,041	497,571
Actua Corp *	12,924	207,042
AG Mortgage Investment Trust Inc REIT	8,859	157,690
Agree Realty Corp REIT	4,838	132,464
Alexander & Baldwin Inc	15,154	545,089
Alexander’s Inc REIT	49	18,322
Altisource Asset Management Corp *	81	54,676
Altisource Residential Corp REIT	17,817	427,608
Ambac Financial Group Inc *	14,006	309,533
American Assets Trust Inc REIT	8,867	292,345
American Capital Mortgage Investment Corp REIT	16,084	302,701
American Equity Investment Life Holding Co	23,188	530,541
American National Bankshares Inc	2,552	58,058
American Realty Capital Healthcare Trust Inc REIT	52,673	552,013
American Residential Properties Inc REIT *	10,214	187,325
Ameris Bancorp	7,913	173,690
AMERISAFE Inc	5,797	226,721
Ames National Corp	2,649	59,205
AmREIT Inc	6,315	145,056
AmTrust Financial Services Inc	2,589	103,094
Anworth Mortgage Asset Corp REIT	40,461	193,808
Apollo Commercial Real Estate Finance Inc REIT	14,577	229,005
Apollo Residential Mortgage Inc REIT	10,073	155,426
Ares Commercial Real Estate Corp REIT	8,888	103,901
Argo Group International Holdings Ltd (Bermuda)	8,156	410,328
Arlington Asset Investment Corp ‘A’	6,928	176,040
Armada Hoffler Properties Inc REIT	7,244	65,776
ARMOUR Residential REIT Inc	110,486	425,371
Arrow Financial Corp	3,414	85,587
Arthur J Gallagher & Co	50,900	2,308,824
Ashford Hospitality Prime Inc REIT	6,046	92,081
Ashford Hospitality Trust Inc REIT	21,821	223,011
Aspen Insurance Holdings Ltd (Bermuda)	73,680	3,151,294
Associated Estates Realty Corp REIT	18,009	315,338
Assurant Inc	12,400	797,320
Astoria Financial Corp	26,693	330,726
Atlas Financial Holdings Inc * (Cayman)	355	4,913
AV Homes Inc *	3,465	50,762
Aviv REIT Inc	5,648	148,825
Baldwin & Lyons Inc ‘B’	2,817	69,580
Banc of California Inc	8,690	101,065
BancFirst Corp	2,244	140,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,214	$282,686
Bancorp Inc *	9,907	85,101
BancorpSouth Inc	29,946	603,112
Bank Mutual Corp	14,017	89,849
Bank of Marin Bancorp	1,866	85,631
BankFinancial Corp	5,785	60,048
Banner Corp	6,166	237,206
BBCN Bancorp Inc	24,556	358,272
BBX Capital Corp ‘A’ *	2,659	46,346
Beneficial Mutual Bancorp Inc *	9,133	116,720
Berkshire Hills Bancorp Inc	7,659	179,910
BGC Partners Inc ‘A’	39,596	294,198
Blue Hills Bancorp Inc *	8,488	111,363
BNC Bancorp	6,055	94,821
Boston Private Financial Holdings Inc	24,635	305,228
Bridge Bancorp Inc	3,701	87,529
Bridge Capital Holdings *	3,006	68,356
Brookline Bancorp Inc	22,043	188,468
Bryn Mawr Bank Corp	4,295	121,677
C1 Financial Inc *	804	14,577
Calamos Asset Management Inc ‘A’	4,952	55,809
Camden National Corp	2,371	82,985
Campus Crest Communities Inc REIT	20,391	130,502
Capital Bank Financial Corp ‘A’ *	7,550	180,294
Capital City Bank Group Inc	3,420	46,307
Capitol Federal Financial Inc	44,200	522,444
Capstead Mortgage Corp REIT	29,779	364,495
Cardinal Financial Corp	9,637	164,504
CareTrust REIT Inc *	377	5,391
Cascade Bancorp *	9,415	47,546
Cash America International Inc	8,744	382,987
CatchMark Timber Trust Inc ‘A’ REIT	5,642	61,836
Cathay General Bancorp	24,848	616,976
Cedar Realty Trust Inc REIT	24,603	145,158
Centerstate Banks Inc	11,052	114,388
Central Pacific Financial Corp	5,382	96,499
Century Bancorp Inc ‘A’	1,179	40,817
Chambers Street Properties REIT	73,596	554,178
Charter Financial Corp	5,777	61,814
Chatham Lodging Trust REIT	10,505	242,455
Chemical Financial Corp	91,051	2,448,361
Chesapeake Lodging Trust REIT	17,102	498,523
CIFC Corp	1,736	15,711
Citizens & Northern Corp	3,871	73,549
Citizens Inc *	14,158	91,461
City Holding Co	4,949	208,501
Clifton Bancorp Inc	8,248	103,842
CNB Financial Corp	4,243	66,615
CNO Financial Group Inc	67,673	1,147,734
CoBiz Financial Inc	11,291	126,233
Colony Financial Inc REIT	33,581	751,543
Columbia Banking System Inc	16,263	403,485
Community Bank System Inc	12,640	424,578
Community Trust Bancorp Inc	4,916	165,325
CommunityOne Bancorp *	3,391	29,909
ConnectOne Bancorp Inc	6,921	131,845
Consolidated-Tomoka Land Co	1,022	50,150
Consumer Portfolio Services Inc *	6,563	42,069
CorEnergy Infrastructure Trust Inc REIT	9,717	72,683
Cousins Properties Inc REIT	68,116	813,986
Cowen Group Inc ‘A’ *	36,125	135,469
Crawford & Co ‘B’	6,340	52,305
CU Bancorp *	3,128	58,806
CubeSmart REIT	45,029	809,621
Customers Bancorp Inc *	8,017	143,985
CVB Financial Corp	32,827	471,067
CyrusOne Inc REIT	10,111	243,068
CYS Investments Inc REIT	50,494	416,071
DCT Industrial Trust Inc REIT	102,886	772,674

	Shares	Value
DiamondRock Hospitality Co REIT	60,982	$773,252
Dime Community Bancshares Inc	10,310	148,464
Donegal Group Inc ‘A’	2,513	38,600
DuPont Fabros Technology Inc REIT	13,652	369,150
Dynex Capital Inc REIT	17,403	140,616
Eagle Bancorp Inc *	1,928	61,349
EastGroup Properties Inc REIT	910	55,137
Education Realty Trust Inc REIT	36,454	374,747
EMC Insurance Group Inc	1,603	46,295
Employers Holdings Inc	4,207	80,985
Encore Capital Group Inc *	2,581	114,364
Enstar Group Ltd * (Bermuda)	2,655	361,930
Enterprise Bancorp Inc	2,403	45,273
Enterprise Financial Services Corp	6,071	101,507
EPR Properties REIT	17,924	908,388
Equity One Inc REIT	19,236	416,075
ESB Financial Corp	4,162	48,612
EverBank Financial Corp	28,481	502,974
Excel Trust Inc REIT	18,902	222,477
Ezcorp Inc ‘A’ *	16,242	160,958
FBL Financial Group Inc ‘A’	2,967	132,625
FBR & Co *	2,370	65,222
FCB Financial Holdings Inc ‘A’ *	2,385	54,163
Federal Agricultural Mortgage Corp ‘C’	3,169	101,852
Federated National Holding Co	341	9,579
FelCor Lodging Trust Inc REIT	38,684	362,082
Fidelity & Guaranty Life	3,562	76,049
Fidelity Southern Corp	4,979	68,212
Financial Institutions Inc	4,389	98,665
First American Financial Corp	33,227	901,116
First Bancorp Inc	3,179	52,994
First Bancorp NC	6,273	100,493
First BanCorp PR *	32,605	154,874
First Busey Corp	22,682	126,339
First Business Financial Services Inc	1,188	52,153
First Citizens BancShares Inc ‘A’	2,339	506,698
First Commonwealth Financial Corp	28,934	242,756
First Community Bancshares Inc	5,231	74,751
First Connecticut Bancorp Inc	5,167	74,922
First Defiance Financial Corp	2,983	80,571
First Financial Bancorp	17,760	281,141
First Financial Bankshares Inc	8,958	248,943
First Financial Corp	3,622	112,101
First Financial Northwest Inc	4,541	46,364
First Industrial Realty Trust Inc REIT	34,175	577,899
First Interstate BancSystem Inc ‘A’	5,505	146,268
First Merchants Corp	11,081	223,947
First Midwest Bancorp Inc	23,423	376,876
First NBC Bank Holding Co *	4,642	152,026
First Potomac Realty Trust REIT	17,970	211,147
FirstMerit Corp	51,273	902,405
Flagstar Bancorp Inc *	6,380	107,375
Flushing Financial Corp	9,483	173,254
FNB Corp	53,813	645,218
Forestar Group Inc *	9,727	172,362
Fox Chase Bancorp Inc	3,743	61,048
Franklin Financial Corp *	2,985	55,551
Franklin Street Properties Corp REIT	27,673	310,491
FXCM Inc ‘A’	14,244	225,767
Gain Capital Holdings Inc	7,175	45,705
German American Bancorp Inc	4,193	108,221
Getty Realty Corp REIT	8,120	138,040
GFI Group Inc	23,206	125,544
Glacier Bancorp Inc	23,089	597,082
Gladstone Commercial Corp REIT	5,326	90,489
Glimcher Realty Trust REIT	6,973	94,414
Global Indemnity PLC * (Ireland)	2,402	60,602
Government Properties Income Trust REIT	21,459	470,167
Gramercy Property Trust Inc REIT	36,901	212,550
Great Southern Bancorp Inc	3,243	98,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Green Bancorp Inc *	1,213	$20,803
Green Dot Corp ‘A’ *	9,760	206,326
Greenlight Capital Re Ltd ‘A’ * (Cayman)	8,804	285,338
Guaranty Bancorp	4,816	65,064
Hallmark Financial Services Inc *	4,641	47,849
Hampton Roads Bankshares Inc *	11,503	17,600
Hancock Holding Co	25,540	818,557
Hanmi Financial Corp	10,028	202,164
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,734	93,064
Hatteras Financial Corp REIT	30,028	539,303
HCC Insurance Holdings Inc	35,000	1,690,150
HCI Group Inc	892	32,103
Healthcare Realty Trust Inc REIT	29,954	709,311
Heartland Financial USA Inc	4,900	117,012
Heritage Commerce Corp	6,825	56,033
Heritage Financial Corp	9,545	151,193
Heritage Oaks Bancorp	7,366	51,562
Hersha Hospitality Trust REIT	62,191	396,157
Highwoods Properties Inc REIT	28,219	1,097,719
Hilltop Holdings Inc *	21,041	421,872
Home BancShares Inc	3,197	94,024
Home Loan Servicing Solutions Ltd (Cayman)	22,060	467,451
HomeStreet Inc	4,656	79,571
HomeTrust Bancshares Inc *	6,300	92,043
Horace Mann Educators Corp	12,707	362,277
Horizon Bancorp	3,020	69,581
Hudson Pacific Properties Inc REIT	17,271	425,903
Hudson Valley Holding Corp	4,698	85,269
Iberiabank Corp	9,767	610,535
Independence Holding Co	2,405	31,962
Independent Bank Corp MA	7,372	263,328
Independent Bank Corp MI	6,057	72,199
Independent Bank Group Inc	1,629	77,296
Infinity Property & Casualty Corp	2,303	147,415
Inland Real Estate Corp REIT	27,162	269,175
International Bancshares Corp	16,952	418,121
INTL. FCStone Inc *	3,651	63,235
Invesco Mortgage Capital Inc REIT	38,520	605,534
Investment Technology Group Inc *	11,095	174,857
Investors Bancorp Inc	98,236	995,131
Investors Real Estate Trust REIT	34,071	262,347
iStar Financial Inc REIT *	26,106	352,431
Janus Capital Group Inc	46,404	674,714
JG Wentworth Co *	3,681	45,608
Kansas City Life Insurance Co	1,192	52,865
KCG Holdings Inc ‘A’ *	13,708	138,862
Kearny Financial Corp *	3,912	52,147
Kemper Corp	14,376	490,940
Kennedy-Wilson Holdings Inc	20,551	492,402
Kite Realty Group Trust REIT	10,379	251,587
Ladder Capital Corp ‘A’ *	4,781	90,361
Lakeland Bancorp Inc	12,089	117,989
Lakeland Financial Corp	5,217	195,638
LaSalle Hotel Properties REIT	32,508	1,113,074
Lexington Realty Trust REIT	63,926	625,836
LTC Properties Inc REIT	10,839	399,851
Macatawa Bank Corp	8,303	39,854
Mack-Cali Realty Corp REIT	27,784	530,952
Maiden Holdings Ltd (Bermuda)	13,885	153,846
MainSource Financial Group Inc	6,397	110,348
Manning & Napier Inc	4,458	74,850
Marlin Business Services Corp	2,693	49,336
MB Financial Inc	20,581	569,682
Meadowbrook Insurance Group Inc	15,492	90,628
Medical Properties Trust Inc REIT	53,657	657,835
Mercantile Bank Corp	5,211	99,270
Merchants Bancshares Inc	1,643	46,316
Meta Financial Group Inc	1,918	67,629

	Shares	Value
Metro Bancorp Inc *	4,444	$107,767
MGIC Investment Corp *	61,351	479,151
MidSouth Bancorp Inc	2,603	48,676
MidWestOne Financial Group Inc	2,283	52,532
Moelis & Co	2,005	68,471
Monmouth Real Estate Investment Corp REIT	17,416	176,250
Montpelier Re Holdings Ltd (Bermuda)	111,671	3,471,851
National Bank Holdings Corp ‘A’	12,981	248,197
National Bankshares Inc	2,135	59,268
National General Holdings Corp	11,175	188,746
National Interstate Corp	1,780	49,662
National Penn Bancshares Inc	36,597	355,357
National Western Life Insurance Co ‘A’	701	173,154
NBT Bancorp Inc	13,450	302,894
Nelnet Inc ‘A’	6,482	279,309
New Residential Investment Corp REIT	88,203	514,223
New York Mortgage Trust Inc REIT	28,287	204,515
New York REIT Inc	50,230	516,364
NewBridge Bancorp *	10,404	78,966
NewStar Financial Inc *	8,396	94,371
Nicholas Financial Inc (Canada)	3,241	37,563
NMI Holdings Inc ‘A’ *	15,793	136,609
Northfield Bancorp Inc	16,811	228,966
Northrim BanCorp Inc	2,172	57,406
Northwest Bancshares Inc	29,480	356,708
OceanFirst Financial Corp	4,127	65,661
OFG Bancorp	144,581	2,165,823
Old Line Bancshares Inc	2,453	37,972
Old National Bancorp	35,439	459,644
Old Republic International Corp	239,700	3,422,916
OmniAmerican Bancorp Inc	3,663	95,201
One Liberty Properties Inc REIT	3,810	77,076
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	6,950	107,100
Oppenheimer Holdings Inc ‘A’	3,295	66,724
Opus Bank *	1,496	45,822
Oritani Financial Corp	14,330	201,910
Owens Realty Mortgage Inc REIT	3,249	46,298
Pacific Continental Corp	5,595	71,896
Pacific Premier Bancorp Inc *	5,507	77,373
Palmetto Bancshares Inc	1,480	20,927
Park National Corp	3,997	301,454
Park Sterling Corp	14,012	92,900
Parkway Properties Inc REIT	24,341	457,124
Peapack Gladstone Financial Corp	3,790	66,325
Pebblebrook Hotel Trust REIT	21,160	790,114
Penns Woods Bancorp Inc	1,488	62,868
Pennsylvania REIT	21,274	424,204
PennyMac Financial Services Inc ‘A’ *	1,725	25,271
PennyMac Mortgage Investment Trust REIT	23,140	495,890
Peoples Bancorp Inc	9,890	234,887
Peoples Financial Services Corp	2,303	105,915
PHH Corp *	17,812	398,276
Physicians Realty Trust REIT	14,568	199,873
PICO Holdings Inc *	7,201	143,660
Pinnacle Financial Partners Inc	11,028	398,111
Piper Jaffray Cos *	5,044	263,499
Platinum Underwriters Holdings Ltd (Bermuda)	8,381	510,151
Preferred Bank *	3,682	82,919
Primerica Inc	16,977	818,631
PrivateBancorp Inc	22,326	667,771
Prosperity Bancshares Inc	21,711	1,241,218
Provident Financial Services Inc	18,870	308,902
PS Business Parks Inc REIT	3,016	229,638
Radian Group Inc	47,557	678,163
RAIT Financial Trust REIT	25,943	192,756
Ramco-Gershenson Properties Trust REIT	23,661	384,491
RE/MAX Holdings Inc ‘A’	3,324	98,823

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Redwood Trust Inc REIT	26,023	$431,461
Regional Management Corp *	3,364	60,384
Renasant Corp	9,699	262,358
Republic Bancorp Inc ‘A’	3,195	75,690
Republic First Bancorp Inc *	9,453	36,772
Resource America Inc ‘A’	3,930	36,588
Resource Capital Corp REIT	41,161	200,454
Retail Opportunity Investments Corp REIT	28,029	412,026
Rexford Industrial Realty Inc REIT	14,285	197,704
RLI Corp	13,385	579,437
RLJ Lodging Trust REIT	40,902	1,164,480
Rouse Properties Inc REIT	11,678	188,833
Ryman Hospitality Properties Inc REIT	6,676	315,775
S&T Bancorp Inc	9,118	213,908
Sabra Health Care REIT Inc	989	24,052
Safeguard Scientifics Inc *	6,544	120,410
Safety Insurance Group Inc	4,006	215,963
Sandy Spring Bancorp Inc	7,630	174,651
Saul Centers Inc REIT	439	20,519
Seacoast Banking Corp of Florida *	6,097	66,640
Select Income REIT	11,504	276,671
Selective Insurance Group Inc	17,542	388,380
ServisFirst Bancshares Inc	432	12,442
Sierra Bancorp	3,782	63,386
Silver Bay Realty Trust Corp REIT	12,088	195,946
Simmons First National Corp ‘A’	5,151	198,417
South State Corp	7,469	417,666
Southside Bancshares Inc	5,820	193,515
Southwest Bancorp Inc	6,305	103,402
Sovran Self Storage Inc REIT	1,364	101,427
Springleaf Holdings Inc *	7,572	241,774
Square 1 Financial Inc ‘A’ *	1,455	27,980
STAG Industrial Inc REIT	15,104	312,804
StanCorp Financial Group Inc	94,900	5,995,782
Starwood Waypoint Residential Trust REIT	12,228	318,050
State Auto Financial Corp	4,664	95,659
State Bank Financial Corp	10,143	164,722
Sterling Bancorp	25,822	330,263
Stewart Information Services Corp	6,610	194,004
Stifel Financial Corp *	20,403	956,697
Stock Yards Bancorp Inc	4,601	138,490
Stonegate Bank	3,000	77,250
Stonegate Mortgage Corp *	3,797	49,323
Strategic Hotels & Resorts Inc REIT *	18,235	212,438
Suffolk Bancorp	3,573	69,352
Summit Hotel Properties Inc REIT	26,871	289,669
Sun Bancorp Inc *	2,567	46,488
Sunstone Hotel Investors Inc REIT	64,263	888,115
Susquehanna Bancshares Inc	58,340	583,400
SWS Group Inc *	9,523	65,613
Symetra Financial Corp	23,538	549,142
Talmer Bancorp Inc ‘A’	5,572	77,061
Tejon Ranch Co *	3,886	108,963
Terreno Realty Corp REIT	10,565	198,939
Territorial Bancorp Inc	2,612	52,997
Texas Capital Bancshares Inc *	8,684	500,893
The Bank of Kentucky Financial Corp	2,024	93,570
The First of Long Island Corp	2,581	88,915
The Geo Group Inc REIT	22,606	864,001
The Hanover Insurance Group Inc	69,300	4,256,406
The Navigators Group Inc *	3,233	198,830
The Phoenix Cos Inc *	1,788	100,235
The St Joe Co *	832	16,582
Third Point Reinsurance Ltd * (Bermuda)	17,551	255,367
Tiptree Financial Inc ‘A’ *	2,101	17,354
Tompkins Financial Corp	4,676	206,118
TowneBank	9,166	124,474
Trade Street Residential Inc REIT	5,610	40,055
Tree.com Inc *	1,090	39,120
Trico Bancshares	5,077	114,842

	Shares	Value
Tristate Capital Holdings Inc *	6,699	$60,760
TrustCo Bank Corp NY	416,483	2,682,151
Trustmark Corp	20,855	480,395
UMB Financial Corp	11,721	639,381
UMH Properties Inc REIT	5,193	49,334
Umpqua Holdings Corp	51,747	852,273
Union Bankshares Corp	14,300	330,330
United Bankshares Inc	21,457	663,665
United Community Banks Inc	15,661	257,780
United Community Financial Corp	15,946	74,627
United Financial Bancorp Inc	13,865	175,947
United Fire Group Inc	6,489	180,200
United Insurance Holdings Corp	485	7,275
Universal Insurance Holdings Inc	613	7,926
Univest Corp of Pennsylvania	5,140	96,375
Urstadt Biddle Properties Inc ‘A’ REIT	1,933	39,240
Validus Holdings Ltd (Bermuda)	68,590	2,684,613
Valley National Bancorp	62,165	602,379
ViewPoint Financial Group Inc	11,204	268,224
Walker & Dunlop Inc *	5,798	77,055
Walter Investment Management Corp *	11,681	256,398
Washington Federal Inc	31,589	643,152
Washington REIT	20,775	527,269
Washington Trust Bancorp Inc	4,636	152,942
Waterstone Financial Inc	10,619	122,649
Webster Financial Corp	28,045	817,231
WesBanco Inc	8,084	247,290
West Bancorp Inc	5,059	71,484
Westamerica Bancorp	8,151	379,185
Western Alliance Bancorp *	10,901	260,534
Western Asset Mortgage Capital Corp REIT	13,139	194,194
Whitestone REIT	7,069	98,542
Wilshire Bancorp Inc	21,560	198,999
Wintrust Financial Corp	14,480	646,822
WSFS Financial Corp	2,754	197,214
Yadkin Financial Corp *	6,355	115,407

		134,334,194

Health Care - 4.8%

ACADIA Pharmaceuticals Inc *	1,960	48,530
Achillion Pharmaceuticals Inc *	24,019	239,710
Addus HomeCare Corp *	1,793	35,143
Adeptus Health Inc ‘A’ *	710	17,679
Affymetrix Inc *	17,299	138,046
Agenus Inc *	3,937	12,244
Albany Molecular Research Inc *	7,433	164,046
Alliance HealthCare Services Inc *	1,140	25,775
Almost Family Inc *	2,664	72,381
AMAG Pharmaceuticals Inc *	2,183	69,660
Amedisys Inc *	8,619	173,845
AMN Healthcare Services Inc *	14,555	228,513
Amphastar Pharmaceuticals Inc *	417	4,858
Amsurg Corp *	10,374	519,219
Anacor Pharmaceuticals Inc *	6,579	160,988
Analogic Corp	3,901	249,508
AngioDynamics Inc *	7,836	107,510
Array BioPharma Inc *	7,666	27,368
AtriCure Inc *	2,230	32,826
Avalanche Biotechnologies Inc *	163	5,573
Bio-Reference Laboratories Inc *	529	14,844
BioCryst Pharmaceuticals Inc *	4,551	44,509
BioScrip Inc *	21,491	148,503
BioTelemetry Inc *	3,326	22,317
Castlight Health Inc ‘B’ *	738	9,550
Catalent Inc *	1,427	35,718
Celldex Therapeutics Inc *	2,641	34,227
Cellular Dynamics International Inc *	230	1,617
ChemoCentryx Inc *	8,325	37,462
CONMED Corp	8,434	310,709
Cross Country Healthcare Inc *	9,719	90,290

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
CryoLife Inc	8,899	$87,833
Cynosure Inc ‘A’ *	4,603	96,663
Cytokinetics Inc *	10,768	37,903
Cytori Therapeutics Inc *	6,764	4,572
CytRx Corp *	12,469	31,671
Derma Sciences Inc *	7,121	59,318
Dynavax Technologies Corp *	82,119	117,430
Emergent Biosolutions Inc *	7,979	170,032
Exactech Inc *	3,052	69,860
Five Star Quality Care Inc *	13,907	52,429
Geron Corp *	49,540	99,080
Gerresheimer AG (Germany)	9,800	633,777
Greatbatch Inc *	7,705	328,310
Haemonetics Corp *	14,807	517,060
Hanger Inc *	11,082	227,403
HealthEquity Inc *	1,954	35,778
HealthSouth Corp	6,673	246,234
Healthways Inc *	4,708	75,422
Hill-Rom Holdings Inc	70,600	2,924,958
Hyperion Therapeutics Inc *	860	21,689
ICU Medical Inc *	4,199	269,492
Idera Pharmaceuticals Inc *	1,639	3,753
Immune Design Corp *	351	6,199
Immunomedics Inc *	2,658	9,888
Impax Laboratories Inc *	17,551	416,134
Imprivata Inc *	472	7,325
Inovio Pharmaceuticals Inc *	2,094	20,626
Integra LifeSciences Holdings Corp *	4,547	225,713
Intersect ENT Inc *	600	9,300
Invacare Corp	10,179	120,214
IPC The Hospitalist Co Inc *	2,277	101,987
Kindred Healthcare Inc	20,062	389,203
Kite Pharma Inc *	228	6,498
Lexicon Pharmaceuticals Inc *	8,201	11,563
LHC Group Inc *	3,847	89,250
Magellan Health Inc *	8,589	470,076
MedAssets Inc *	1,143	23,683
Merit Medical Systems Inc *	13,218	157,030
Merrimack Pharmaceuticals Inc *	1,734	15,225
National Healthcare Corp	3,180	176,522
National Research Corp ‘A’ *	570	7,416
Navidea Biopharmaceuticals Inc *	10,350	13,662
Nektar Therapeutics *	17,390	209,897
NeoStem Inc *	3,962	21,910
NPS Pharmaceuticals Inc *	2,342	60,892
NuVasive Inc *	2,334	81,387
Omeros Corp *	722	9,184
OraSure Technologies Inc *	16,526	119,318
Orthofix International NV * (Netherlands)	5,829	180,466
Osiris Therapeutics Inc *	513	6,459
Otonomy Inc *	201	4,824
OvaScience Inc *	4,624	76,758
Owens & Minor Inc	19,602	641,769
Peregrine Pharmaceuticals Inc *	3,676	4,999
PharMerica Corp *	9,267	226,393
PhotoMedex Inc *	4,024	24,949
Progenics Pharmaceuticals Inc *	16,615	86,232
Prothena Corp PLC * (Ireland)	6,146	136,195
PTC Therapeutics Inc *	877	38,597
Radius Health Inc *	257	5,397
RadNet Inc *	713	4,720
Revance Therapeutics Inc *	990	19,137
Rigel Pharmaceuticals Inc *	27,576	53,497
Rockwell Medical Inc *	11,357	103,803
RTI Surgical Inc *	17,447	83,397
Sage Therapeutics Inc *	173	5,449
Sagent Pharmaceuticals Inc *	1,347	41,892
SciClone Pharmaceuticals Inc *	6,141	42,311
Select Medical Holdings Corp	1,353	16,277
Skilled Healthcare Group Inc ‘A’ *	3,924	25,898

	Shares	Value
Spectrum Pharmaceuticals Inc *	15,852	$129,035
STERIS Corp	116,200	6,270,152
Surgical Care Affiliates Inc *	265	7,083
SurModics Inc *	3,478	63,160
Symmetry Medical Inc *	11,796	119,022
T2 Biosystems Inc *	279	5,047
Teleflex Inc	42,000	4,411,680
The Ensign Group Inc	377	13,120
The Medicines Co *	1,876	41,872
Theravance Biopharma Inc * (Cayman)	405	9,335
Theravance Inc	1,432	24,473
Threshold Pharmaceuticals Inc *	1,286	4,642
Tornier NV * (Netherlands)	10,971	262,207
TransEnterix Inc *	8,077	35,216
Triple-S Management Corp ‘B’ *	7,798	155,180
Trupanion Inc *	2,408	20,468
Unilife Corp *	5,495	12,611
Universal American Corp *	13,018	104,665
Verastem Inc *	5,667	48,283
WellCare Health Plans Inc *	12,581	759,138
Wright Medical Group Inc *	8,195	248,308
XenoPort Inc *	16,433	88,410
XOMA Corp *	4,698	19,779
ZS Pharma Inc *	191	7,493

		26,663,735

Industrials - 23.3%

AAR Corp	211,097	5,097,993
ABM Industries Inc	17,268	443,615
Acacia Research Corp	15,706	243,129
ACCO Brands Corp *	35,157	242,583
Accuride Corp *	1,531	5,802
Aceto Corp	7,675	148,281
Actuant Corp ‘A’	22,105	674,645
Advanced Drainage Systems Inc *	1,583	33,164
Aegion Corp *	10,629	236,495
Aerovironment Inc *	2,750	82,693
Air Transport Services Group Inc *	16,509	120,186
Aircastle Ltd (Bermuda)	14,017	229,318
Alamo Group Inc	2,243	91,963
Albany International Corp ‘A’	7,816	266,057
Ameresco Inc ‘A’ *	6,346	43,470
American Railcar Industries Inc	209	15,449
American Science & Engineering Inc	2,183	120,895
Apogee Enterprises Inc	121,568	4,838,406
Applied Industrial Technologies Inc	59,408	2,711,975
ArcBest Corp	691	25,774
Argan Inc	2,429	81,080
Astec Industries Inc	112,954	4,119,432
Atlas Air Worldwide Holdings Inc *	7,699	254,221
Baltic Trading Ltd	15,339	63,503
Barnes Group Inc	16,901	512,945
Beacon Roofing Supply Inc *	12,107	308,486
Brady Corp ‘A’	38,833	871,413
Briggs & Stratton Corp	136,533	2,460,325
CAI International Inc *	5,145	99,556
Carlisle Cos Inc	59,800	4,806,724
Casella Waste Systems Inc ‘A’ *	2,036	7,839
CBIZ Inc *	13,004	102,341
CDI Corp	4,082	59,271
Ceco Environmental Corp	6,518	87,341
Celadon Group Inc	6,106	118,762
Cenveo Inc *	10,871	26,851
CIRCOR International Inc	585	39,388
Civeo Corp	168,537	1,956,715
CLARCOR Inc	891	56,204
Columbus McKinnon Corp	5,512	121,209
Comfort Systems USA Inc	9,535	129,199
CRA International Inc *	3,167	80,537
Cubic Corp	5,969	279,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Curtiss-Wright Corp	11,106	$732,108
Deluxe Corp	7,569	417,506
DigitalGlobe Inc *	23,542	670,947
Douglas Dynamics Inc	826	16,107
Ducommun Inc *	2,172	59,535
Dycom Industries Inc *	1,220	37,466
Dynamic Materials Corp	4,153	79,115
EMCOR Group Inc	96,832	3,869,407
Encore Wire Corp	1,612	59,789
Energy Recovery Inc *	8,317	29,442
EnerSys	36,239	2,125,055
Engility Holdings Inc *	5,535	172,526
Ennis Inc	8,208	108,099
EnPro Industries Inc *	47,094	2,850,600
Erickson Inc *	1,821	23,655
ESCO Technologies Inc	8,323	289,474
Esterline Technologies Corp *	9,905	1,102,129
Federal Signal Corp	19,744	261,411
Franklin Covey Co *	1,499	29,365
Franklin Electric Co Inc	65,509	2,275,783
FreightCar America Inc	3,774	125,674
FTI Consulting Inc *	12,680	443,293
G&K Services Inc ‘A’	6,165	341,418
General Cable Corp	15,260	230,121
Genesee & Wyoming Inc ‘A’ *	37,600	3,583,656
Gibraltar Industries Inc *	215,899	2,955,657
Global Brass & Copper Holdings Inc	817	11,985
Global Power Equipment Group Inc	5,273	78,568
GP Strategies Corp *	1,129	32,425
GrafTech International Ltd *	37,088	169,863
Granite Construction Inc	165,178	5,254,312
Great Lakes Dredge & Dock Corp *	16,911	104,510
Griffon Corp	9,420	107,294
Heidrick & Struggles International Inc	5,675	116,564
Heritage-Crystal Clean Inc *	399	5,929
Hill International Inc *	1,539	6,156
Hillenbrand Inc	149,900	4,630,411
HNI Corp	1,074	38,653
Houston Wire & Cable Co	5,461	65,423
Hurco Cos Inc	2,093	78,822
Huron Consulting Group Inc *	6,584	401,426
ICF International Inc *	6,137	188,958
InnerWorkings Inc *	10,206	82,567
Insperity Inc	42,552	1,163,372
Insteel Industries Inc	596	12,254
International Shipholding Corp	1,762	31,522
JetBlue Airways Corp *	66,322	704,340
Kadant Inc	3,067	119,766
Kaman Corp	4,158	163,409
Kelly Services Inc ‘A’	8,603	134,809
Kennametal Inc	85,660	3,538,615
Kimball International Inc ‘B’	10,747	161,742
Knightsbridge Tankers Ltd (Bermuda)	10,542	93,297
Korn/Ferry International *	7,468	185,953
Kratos Defense & Security Solutions Inc *	13,842	90,804
Layne Christensen Co *	6,119	59,415
LB Foster Co ‘A’	3,247	149,167
Lincoln Electric Holdings Inc	61,400	4,244,889
Lindsay Corp	34,025	2,543,369
LMI Aerospace Inc *	3,419	43,763
LSI Industries Inc	6,650	40,366
Lydall Inc *	781	21,095
Marten Transport Ltd	4,451	79,272
Masonite International Corp * (Canada)	7,907	437,890
Matson Inc	8,807	220,439
Matthews International Corp ‘A’	9,227	404,973
McGrath RentCorp	110,601	3,782,554
Meritor Inc *	14,194	154,005
Miller Industries Inc	3,347	56,564
Mobile Mini Inc	13,346	466,710

	Shares	Value
Moog Inc ‘A’ *	12,791	$874,904
MSA Safety Inc	72,100	3,561,740
Mueller Industries Inc	148,776	4,246,067
Multi-Color Corp	2,074	94,326
MYR Group Inc *	6,706	161,480
National Presto Industries Inc	1,506	91,429
Navigant Consulting Inc *	15,149	210,723
Navios Maritime Holdings Inc	24,935	149,610
NL Industries Inc	2,221	16,347
NN Inc	473	12,639
Nordson Corp	6,000	456,420
Northwest Pipe Co *	2,968	101,209
Orbital Sciences Corp *	18,894	525,253
Orion Marine Group Inc *	8,532	85,149
PAM Transportation Services Inc *	787	28,529
Patriot Transportation Holding Inc *	2,181	73,980
Paylocity Holding Corp *	1,828	35,920
Pendrell Corp *	50,814	68,091
Performant Financial Corp *	505	4,080
Pike Corp *	8,498	101,041
Plug Power Inc *	52,564	241,269
Ply Gem Holdings Inc *	1,047	11,349
Powell Industries Inc	43,539	1,779,004
PowerSecure International Inc *	7,012	67,175
Preformed Line Products Co	767	40,467
Quad/Graphics Inc	8,679	167,071
Quality Distribution Inc *	6,483	82,853
Quanex Building Products Corp	11,039	199,696
Regal-Beloit Corp	85,800	5,512,650
Republic Airways Holdings Inc *	15,650	173,871
Resources Connection Inc	11,852	165,217
Revolution Lighting Technologies Inc *	1,149	1,930
Roadrunner Transportation Systems Inc *	5,555	126,598
RPX Corp *	14,863	204,069
Rush Enterprises Inc ‘A’ *	1,747	58,437
Safe Bulkers Inc	12,182	81,132
Scorpio Bulkers Inc *	42,304	246,209
SIFCO Industries Inc	599	18,030
Simpson Manufacturing Co Inc	91,137	2,656,644
SkyWest Inc	200,618	1,560,808
SP Plus Corp *	387	7,338
Standex International Corp	1,158	85,854
Sterling Construction Co Inc *	5,529	42,407
TAL International Group Inc *	6,924	285,615
TCP International Holdings Ltd * (Switzerland)	680	5,182
Teledyne Technologies Inc *	9,018	847,782
Tetra Tech Inc	18,889	471,847
Textainer Group Holdings Ltd (Bermuda)	4,997	155,507
The Brink’s Co	14,999	360,576
The KEYW Holding Corp *	10,238	113,335
Titan International Inc	13,844	163,636
Titan Machinery Inc *	4,667	60,624
TriMas Corp *	1,651	40,169
TriNet Group Inc *	3,438	88,528
Trinity Industries Inc	41,240	1,926,733
Tutor Perini Corp *	11,515	303,996
Twin Disc Inc	769	20,732
Ultrapetrol Bahamas Ltd * (Bahamas)	6,819	21,275
UniFirst Corp	4,580	442,382
United Stationers Inc	12,230	459,481
Universal Forest Products Inc	121,086	5,171,583
Universal Truckload Services Inc	762	18,479
USA Truck Inc *	1,929	33,815
UTi Worldwide Inc * (United Kingdom)	28,715	305,240
Viad Corp	6,472	133,647
Vicor Corp *	4,507	42,366
VSE Corp	1,351	66,226
Wabash National Corp *	365,200	4,864,464
Watts Water Technologies Inc ‘A’	28,125	1,638,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Werner Enterprises Inc	11,110	$279,972
Wesco Aircraft Holdings Inc *	13,779	239,755
West Corp	5,620	165,565
Woodward Inc	6,798	323,721
XPO Logistics Inc *	13,063	492,083
YRC Worldwide Inc *	8,176	166,136

		129,819,890

Information Technology - 5.8%

A10 Networks Inc *	393	3,580
Actuate Corp *	14,376	56,066
Acxiom Corp *	23,841	394,569
ADTRAN Inc	8,585	176,250
Advanced Energy Industries Inc *	1,159	21,778
Aerohive Networks Inc *	1,574	12,623
Agilysys Inc *	4,682	54,920
Alpha & Omega Semiconductor Ltd * (Bermuda)	6,629	62,313
Amber Road Inc *	295	5,115
Amkor Technology Inc *	13,027	109,557
Anixter International Inc	4,654	394,845
Audience Inc *	4,341	32,123
Axcelis Technologies Inc *	35,807	71,256
Bankrate Inc *	19,097	216,942
Bazaarvoice Inc *	8,983	66,384
Bel Fuse Inc ‘B’	3,232	79,960
Benchmark Electronics Inc *	16,645	369,685
Black Box Corp	4,896	114,175
Blucora Inc *	13,259	202,067
Borderfree Inc *	299	3,857
Bottomline Technologies de Inc *	1,991	54,932
Brooks Automation Inc	18,984	199,522
Cabot Microelectronics Corp *	1,220	50,569
CACI International Inc ‘A’ *	7,322	521,839
Calix Inc *	12,918	123,625
Cascade Microtech Inc *	3,709	37,572
CEVA Inc *	6,291	84,551
Checkpoint Systems Inc *	13,157	160,910
Ciber Inc *	24,690	84,687
Cirrus Logic Inc *	13,491	281,287
Coherent Inc *	7,164	439,655
Cohu Inc	183,347	2,194,664
Computer Task Group Inc	4,612	51,193
Compuware Corp	68,191	723,507
Comtech Telecommunications Corp	4,841	179,843
Convergys Corp	31,617	563,415
Covisint Corp *	2,076	8,615
CSG Systems International Inc	6,293	165,380
CTS Corp	10,321	164,001
CUI Global Inc *	2,187	15,834
Daktronics Inc	3,672	45,129
Datalink Corp *	6,115	65,002
Dealertrack Technologies Inc *	2,735	118,726
Demand Media Inc *	2,716	24,037
Dice Holdings Inc *	8,142	68,230
Digi International Inc *	7,927	59,453
Digital River Inc *	10,339	150,122
Diodes Inc *	3,617	86,519
DSP Group Inc *	7,057	62,596
DTS Inc *	3,780	95,445
EarthLink Holdings Corp	32,263	110,339
Eastman Kodak Co *	5,558	122,109
Ebix Inc	9,623	136,454
Electro Rent Corp	4,605	63,411
Electro Scientific Industries Inc	7,805	52,996
Emulex Corp *	21,566	106,536
EnerNOC Inc *	6,350	107,696
Entegris Inc *	19,171	220,466
Entropic Communications Inc *	26,183	69,647
Epiq Systems Inc	9,052	158,953

	Shares	Value
ePlus Inc *	1,534	$85,981
Everyday Health Inc *	269	3,758
Exar Corp *	10,517	94,127
ExlService Holdings Inc *	5,889	143,750
Extreme Networks Inc *	9,785	46,870
Fabrinet * (Cayman)	11,042	161,213
Fairchild Semiconductor International Inc *	38,766	602,036
FARO Technologies Inc *	704	35,728
Finisar Corp *	1,906	31,697
FormFactor Inc *	17,459	125,181
Gerber Scientific Inc Escrow Shares * +	12,750	-
Global Cash Access Holdings Inc *	20,812	140,481
Global Eagle Entertainment Inc *	2,870	32,201
Globant SA * (Luxembourg)	465	6,543
Glu Mobile Inc *	2,606	13,473
GSI Group Inc * (Canada)	9,628	110,626
Harmonic Inc *	24,910	157,929
Higher One Holdings Inc *	6,689	16,522
II-VI Inc *	16,554	194,841
Infinera Corp *	5,830	62,206
Infoblox Inc *	2,288	33,748
Ingram Micro Inc ‘A’ *	82,500	2,129,325
Insight Enterprises Inc *	12,653	286,337
Integrated Device Technology Inc *	10,923	174,222
Integrated Silicon Solution Inc	9,511	130,681
Internap Network Services Corp *	16,985	117,196
International Rectifier Corp *	22,097	867,086
Intersil Corp ‘A’	40,001	568,414
Intevac Inc *	7,270	48,491
Intralinks Holdings Inc *	12,180	98,658
Itron Inc *	12,132	476,909
Ixia *	15,955	145,829
IXYS Corp	7,333	76,997
Kemet Corp *	14,035	57,824
Kopin Corp *	20,342	69,163
KVH Industries Inc *	1,091	12,350
Limelight Networks Inc *	19,196	44,823
Liquidity Services Inc *	7,415	101,956
Littelfuse Inc	1,004	85,521
ManTech International Corp ‘A’	7,275	196,061
Mentor Graphics Corp	30,112	617,145
Mercury Systems Inc *	10,443	114,977
Microsemi Corp *	9,602	243,987
Millennial Media Inc *	23,625	43,943
MKS Instruments Inc	16,517	551,337
MobileIron Inc *	885	9,859
Model N Inc *	1,772	17,472
ModusLink Global Solutions Inc *	12,231	43,665
MoneyGram International Inc *	9,175	115,054
Monster Worldwide Inc *	28,606	157,333
Multi-Fineline Electronix Inc *	65,346	610,985
Nanometrics Inc *	3,315	50,057
NETGEAR Inc *	11,283	352,594
Newport Corp *	1,499	26,562
Numerex Corp ‘A’ *	968	10,145
NVE Corp *	851	54,924
Oclaro Inc *	29,043	41,531
OmniVision Technologies Inc *	17,414	460,774
Oplink Communications Inc	5,140	86,455
OPOWER Inc *	268	5,054
OSI Systems Inc *	4,846	307,624
Park Electrochemical Corp	6,607	155,595
Paycom Software Inc *	2,026	33,551
PC Connection Inc	3,063	65,763
Peregrine Semiconductor Corp *	8,511	105,281
Perficient Inc *	3,860	57,861
Pericom Semiconductor Corp *	6,907	67,274
Photronics Inc *	19,489	156,886
Plantronics Inc	1,569	74,967
Plexus Corp *	6,835	252,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
PMC-Sierra Inc *	36,642	$273,349
Polycom Inc *	23,152	284,422
PRGX Global Inc *	8,602	50,408
Procera Networks Inc *	5,494	52,633
Progress Software Corp *	15,927	380,815
Q2 Holdings Inc *	336	4,704
QAD Inc ‘A’	259	4,823
QLogic Corp *	26,841	245,864
Quantum Corp *	41,815	48,505
QuickLogic Corp *	1,047	3,131
QuinStreet Inc *	11,225	46,584
RealNetworks Inc *	7,320	50,874
Reis Inc	2,339	55,177
Rightside Group Ltd *	2,716	26,481
Rofin-Sinar Technologies Inc *	123,590	2,849,985
Rogers Corp *	4,088	223,859
Rosetta Stone Inc *	6,587	53,025
Rubicon Technology Inc *	7,404	31,467
Rudolph Technologies Inc *	8,900	80,545
Sanmina Corp *	25,551	532,994
Sapiens International Corp NV * (Netherlands)	6,673	49,380
ScanSource Inc *	8,785	303,873
Seachange International Inc *	10,160	70,714
ServiceSource International Inc *	21,496	69,432
Silicon Image Inc *	11,796	59,452
Silicon Laboratories Inc *	4,247	172,598
Silver Spring Networks Inc *	662	6,388
Speed Commerce Inc *	3,568	9,812
Stamps.com Inc *	368	11,688
Sykes Enterprises Inc *	11,054	220,859
SYNNEX Corp *	7,844	506,958
Take-Two Interactive Software Inc *	23,885	551,027
TechTarget Inc *	5,125	44,024
TeleCommunication Systems Inc ‘A’ *	15,580	43,468
Telenav Inc *	8,365	56,046
TeleTech Holdings Inc *	2,678	65,825
Tessco Technologies Inc	1,671	48,442
Tessera Technologies Inc	6,806	180,903
The Hackett Group Inc	5,816	34,663
The Rubicon Project Inc *	352	4,129
TiVo Inc *	23,425	299,723
Tremor Video Inc *	10,960	25,646
Trulia Inc *	812	39,707
TTM Technologies Inc *	16,881	114,960
TubeMogul Inc *	541	6,222
Ultra Clean Holdings Inc *	6,437	57,611
Ultratech Inc *	7,166	163,026
Unisys Corp *	6,222	145,657
Varonis Systems Inc *	181	3,819
Veeco Instruments Inc *	12,405	433,555
Verint Systems Inc *	948	52,718
Viasystems Group Inc *	1,343	21,085
Vishay Precision Group Inc *	3,972	59,342
Vitesse Semiconductor Corp *	1,425	5,130
Vringo Inc *	3,188	3,013
Xcerra Corp *	9,756	95,511
YuMe Inc *	5,584	27,920
Zendesk Inc *	335	7,233

		32,526,562

Materials - 11.2%

A Schulman Inc	131,705	4,762,453
Advanced Emissions Solutions Inc *	351	7,466
AEP Industries Inc *	146	5,529
AK Steel Holding Corp *	54,949	440,141
Allied Nevada Gold Corp *	32,958	109,091
AM Castle & Co *	5,747	49,079
American Vanguard Corp	8,996	100,755
Ampco-Pittsburgh Corp	2,536	50,720

	Shares	Value
AptarGroup Inc	14,730	$894,111
Axiall Corp	142,207	5,092,433
Berry Plastics Group Inc *	12,108	305,606
Cabot Corp	107,960	5,481,129
Carpenter Technology Corp	91,400	4,126,710
Century Aluminum Co *	15,916	413,338
Chase Corp	285	8,869
Coeur Mining Inc *	23,590	117,006
Commercial Metals Co	36,520	623,396
FutureFuel Corp	5,764	68,534
Handy & Harman Ltd *	1,012	26,575
Hawkins Inc	2,715	97,631
Haynes International Inc	3,714	170,807
HB Fuller Co	147,630	5,860,911
Hecla Mining Co	106,026	262,944
Horsehead Holding Corp *	13,434	222,064
Innophos Holdings Inc	2,874	158,329
Innospec Inc	6,042	216,908
Intrepid Potash Inc *	17,140	264,813
Kaiser Aluminum Corp	5,583	425,536
KMG Chemicals Inc	2,892	47,082
Kraton Performance Polymers Inc *	10,358	184,476
Kronos Worldwide Inc	5,703	78,587
Landec Corp *	8,241	100,952
Louisiana-Pacific Corp *	43,871	596,207
LSB Industries Inc *	6,077	217,010
Materion Corp	3,904	119,736
Minerals Technologies Inc	35,260	2,175,895
Molycorp Inc *	57,186	68,051
Neenah Paper Inc	2,470	132,096
Noranda Aluminum Holding Corp	13,840	62,557
Olin Corp	24,499	618,600
Olympic Steel Inc	2,189	45,028
OM Group Inc	10,084	261,680
PH Glatfelter Co	8,437	185,192
Quaker Chemical Corp	1,297	92,982
Reliance Steel & Aluminum Co	76,800	5,253,120
Resolute Forest Products Inc *	20,011	312,972
RPM International Inc	116,100	5,315,058
RTI International Metals Inc *	8,850	218,241
Ryerson Holding Corp *	2,583	33,062
Schnitzer Steel Industries Inc ‘A’	8,263	198,725
Schweitzer-Mauduit International Inc	7,988	329,984
Sensient Technologies Corp	153,671	8,044,677
Steel Dynamics Inc	196,200	4,436,082
Stepan Co	43,065	1,911,225
Stillwater Mining Co *	2,430	36,523
SunCoke Energy Inc *	6,564	147,362
Taminco Corp *	1,492	38,941
Trecora Resources *	912	11,291
Tredegar Corp	7,758	142,825
Trinseo SA * (Luxembourg)	2,575	40,505
Tronox Ltd ‘A’ (Australia)	18,991	494,716
UFP Technologies Inc *	1,980	43,520
United States Lime & Minerals Inc	66	3,837
Universal Stainless & Alloy Products Inc *	2,272	59,890
Walter Energy Inc	15,351	35,921
Wausau Paper Corp	823	6,526
Zep Inc	5,194	72,820

		62,536,838

Telecommunication Services - 0.4%

8x8 Inc *	18,865	126,018
Atlantic Tele-Network Inc	2,908	156,741
Boingo Wireless Inc *	7,123	50,787
Cincinnati Bell Inc *	50,530	170,286
Consolidated Communications Holdings Inc	4,690	117,485
FairPoint Communications Inc *	1,401	21,253
Globalstar Inc *	84,813	310,416
Hawaiian Telcom Holdco Inc *	3,403	87,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
IDT Corp ‘B’	489	$7,853
inContact Inc *	1,757	15,277
Intelsat SA * (Luxembourg)	6,437	110,330
Iridium Communications Inc *	24,756	219,091
Lumos Networks Corp	888	14,430
magicJack VocalTec Ltd * (Israel)	457	4,501
NTELOS Holdings Corp	2,949	31,377
ORBCOMM Inc *	13,784	79,258
Premiere Global Services Inc *	12,780	152,977
Shenandoah Telecommunications Co	1,097	27,217
Spok Holdings Inc	6,980	90,810
Vonage Holdings Corp *	54,798	179,737

		1,973,267

Utilities - 2.8%

Abengoa Yield PLC * (United Kingdom)	8,419	299,548
ALLETE Inc	13,203	586,081
American States Water Co	11,206	340,887
Artesian Resources Corp ‘A’	2,591	52,183
Atlantic Power Corp (Canada)	38,191	90,895
Avista Corp	18,641	569,110
Black Hills Corp	13,868	664,000
California Water Service Group	14,818	332,516
Chesapeake Utilities Corp	4,584	190,969
Cleco Corp	18,814	905,894
Connecticut Water Service Inc	3,504	113,880
Dynegy Inc *	31,175	899,710
El Paso Electric Co	12,555	458,885
IDACORP Inc	15,738	843,714
MGE Energy Inc	10,776	401,514
Middlesex Water Co	5,143	100,803
New Jersey Resources Corp	13,070	660,166
Northwest Natural Gas Co	8,402	354,984
NorthWestern Corp	12,215	554,072
NRG Yield Inc ‘A’	7,399	348,123
ONE Gas Inc	16,112	551,836
Ormat Technologies Inc	3,299	86,665
Otter Tail Corp	11,332	302,224
Piedmont Natural Gas Co Inc	24,245	812,935
PNM Resources Inc	24,750	616,522
Portland General Electric Co	24,472	786,041
SJW Corp	3,871	104,014
South Jersey Industries Inc	10,235	546,140
Southwest Gas Corp	14,538	706,256
Spark Energy Inc ‘A’ *	523	9,084
TerraForm Power Inc ‘A’ *	4,430	127,850
The Empire District Electric Co	13,377	323,055
The Laclede Group Inc	13,421	622,734
UIL Holdings Corp	17,528	620,491
Unitil Corp	4,407	137,014
WGL Holdings Inc	16,151	680,280
York Water Co	1,446	28,920

		15,829,995

Total Common Stocks (Cost $455,951,327)		546,150,913

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $11,399,663; collateralized by Freddie Mac: 3.750% due 03/27/19 and value $9,937,988; and U.S. Treasury Notes: 1.250% due 01/31/19 and value $1,691,419)	$11,399,663	$11,399,663

Total Short-Term Investment (Cost $11,399,663)		11,399,663

TOTAL INVESTMENTS - 99.9% (Cost $467,350,990)		557,610,353

OTHER ASSETS & LIABILITIES, NET - 0.1%		695,589

NET ASSETS - 100.0%		$558,305,942

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $59,777 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (12/14)	19	($94,302)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	77,660,275	77,660,275	-	-
	Consumer Staples	16,159,529	12,126,303	4,033,226	-
	Energy	48,646,628	48,491,370	155,258	-
	Financials	134,334,194	134,334,194	-	-
	Health Care	26,663,735	26,029,958	633,777	-
	Industrials	129,819,890	129,819,890	-	-
	Information Technology	32,526,562	32,526,562	-	-
	Materials	62,536,838	62,536,838	-	-
	Telecommunication Services	1,973,267	1,973,267	-	-
	Utilities	15,829,995	15,829,995	-	-

		546,150,913	541,328,652	4,822,261	-
	Short-Term Investment	11,399,663	-	11,399,663	-

	Total Assets	557,610,353	541,328,652	16,221,924	59,777

Liabilities	Derivatives:
	Equity Contracts
	Futures	(94,302)	(94,302)	-	-

	Total Liabilities	(94,302)	(94,302)	-	-

	Total	$557,516,051	$541,234,350	$16,221,924	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$199,934

Total Warrants (Cost $0)		199,934

COMMON STOCKS - 97.2%

Consumer Discretionary - 13.0%

2U Inc *	251,104	3,914,711
Asbury Automotive Group Inc *	6,401	412,352
Buffalo Wild Wings Inc *	1,514	203,285
Chuy’s Holdings Inc *	140,261	4,402,793
Coupons.com Inc *	111,978	1,339,257
Deckers Outdoor Corp *	80,554	7,828,238
Fiesta Restaurant Group Inc *	19,793	983,316
iRobot Corp *	173,601	5,286,150
LifeLock Inc *	543,986	7,773,560
Lithia Motors Inc ‘A’	18,974	1,436,142
Mattress Firm Holding Corp *	120,259	7,222,756
Rentrak Corp *	129,090	7,866,745
Restoration Hardware Holdings Inc *	78,303	6,229,004
Skechers U.S.A. Inc ‘A’ *	75,075	4,002,248
Sonic Corp *	247,515	5,534,435
Tempur Sealy International Inc *	89,723	5,039,741
Zoe’s Kitchen Inc *	151,205	4,651,066
zulily Inc ‘A’ *	166,716	6,316,869

		80,442,668

Consumer Staples - 3.3%

The Fresh Market Inc *	42,874	1,497,589
The Hain Celestial Group Inc *	79,150	8,101,002
The WhiteWave Foods Co *	175,142	6,362,909
United Natural Foods Inc *	75,074	4,614,048

		20,575,548

Energy - 3.2%

Forum Energy Technologies Inc *	100,507	3,076,519
GasLog Ltd (Bermuda)	169,711	3,735,339
Kodiak Oil & Gas Corp * (Canada)	440,988	5,984,207
Parsley Energy Inc ‘A’ *	232,087	4,950,416
RigNet Inc *	47,734	1,930,841

		19,677,322

Financials - 6.9%

Artisan Partners Asset Management Inc ‘A’	30,290	1,576,594
BankUnited Inc	100,766	3,072,355
E*TRADE Financial Corp *	215,745	4,873,680
Evercore Partners Inc ‘A’	63,847	3,000,809
Financial Engines Inc	39,771	1,360,765
Janus Capital Group Inc	419,974	6,106,422
MarketAxess Holdings Inc	8,732	540,162
PrivateBancorp Inc	50,184	1,501,003
Springleaf Holdings Inc *	235,186	7,509,489
Stifel Financial Corp *	129,687	6,081,023
SVB Financial Group *	27,876	3,124,621
Western Alliance Bancorp *	68,117	1,627,996
WisdomTree Investments Inc *	234,610	2,669,862

		43,044,781

Health Care - 23.9%

ACADIA Pharmaceuticals Inc *	235,893	5,840,711
Aegerion Pharmaceuticals Inc *	95,576	3,190,327
Agios Pharmaceuticals Inc *	147,475	9,047,591
Air Methods Corp *	114,732	6,373,363

	Shares	Value
Akorn Inc *	102,769	$3,727,432
Align Technology Inc *	122,328	6,321,911
Alnylam Pharmaceuticals Inc *	90,432	7,062,739
Avanir Pharmaceuticals Inc *	269,266	3,209,651
Celldex Therapeutics Inc *	205,085	2,657,902
Charles River Laboratories International Inc *	29,533	1,764,301
DexCom Inc *	155,331	6,211,687
Epizyme Inc *	88,430	2,397,337
ExamWorks Group Inc *	215,829	7,068,400
Fluidigm Corp *	72,847	1,784,751
Foundation Medicine Inc *	149,065	2,826,272
Insulet Corp *	77,046	2,839,145
Intercept Pharmaceuticals Inc *	18,928	4,480,068
LifePoint Hospitals Inc *	65,472	4,530,008
Medidata Solutions Inc *	92,988	4,118,439
Pacira Pharmaceuticals Inc *	49,793	4,825,938
PAREXEL International Corp *	50,983	3,216,517
Puma Biotechnology Inc *	30,261	7,219,367
Receptos Inc *	152,775	9,488,855
Revance Therapeutics Inc *	20,819	402,431
Sarepta Therapeutics Inc *	83,871	1,769,678
Synageva BioPharma Corp *	60,068	4,131,477
Team Health Holdings Inc *	162,210	9,406,558
Ultragenyx Pharmaceutical Inc *	61,709	3,492,729
Veeva Systems Inc ‘A’ *	257,086	7,242,113
Wright Medical Group Inc *	127,006	3,848,282
Zeltiq Aesthetics Inc *	336,067	7,605,196

		148,101,176

Industrials - 10.1%

Air Lease Corp	95,823	3,114,248
Astronics Corp *	129,168	6,158,749
Genesee & Wyoming Inc ‘A’ *	33,335	3,177,159
Hexcel Corp *	80,286	3,187,354
Knight Transportation Inc	325,976	8,928,483
Paylocity Holding Corp *	131,626	2,586,451
Polypore International Inc *	109,173	4,247,921
Rush Enterprises Inc ‘A’ *	126,461	4,230,120
The Middleby Corp *	60,609	5,341,471
Trex Co Inc *	196,753	6,801,751
TriNet Group Inc *	190,673	4,909,830
US Ecology Inc	83,723	3,914,888
Woodward Inc	126,501	6,023,978

		62,622,403

Information Technology - 34.2%

Ambarella Inc * (Cayman)	78,294	3,419,099
Arista Networks Inc *	78,289	6,915,267
Aruba Networks Inc *	281,145	6,067,109
Autohome Inc ADR * (Cayman)	34,304	1,441,111
Belden Inc	22,914	1,466,954
Benefitfocus Inc *	89,389	2,408,140
Blackhawk Network Holdings Inc *	31,094	1,007,446
Cavium Inc *	186,427	9,271,015
Cognex Corp *	251,158	10,114,133
comScore Inc *	213,759	7,782,965
CoStar Group Inc *	39,776	6,186,759
Cray Inc *	114,094	2,993,827
Criteo SA ADR * (France)	135,654	4,564,757
Demandware Inc *	79,180	4,031,846
EPAM Systems Inc *	156,857	6,868,768
EVERTEC Inc	15,356	343,053
FARO Technologies Inc *	126,425	6,416,069
FLIR Systems Inc	147,923	4,635,907
Fortinet Inc *	248,383	6,275,396
Gogo Inc *	261,798	4,413,914
GrubHub Inc *	177,040	6,061,850
Intersil Corp ‘A’	213,511	3,033,991
InvenSense Inc *	149,599	2,951,588
IPG Photonics Corp *	94,990	6,533,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Luxoft Holding Inc * (United Kingdom)	53,094	$1,975,097
Materialise NV ADR * (Belgium)	121,998	1,370,037
MercadoLibre Inc	57,416	6,238,248
Nimble Storage Inc *	132,126	3,431,312
Proofpoint Inc *	117,984	4,381,926
QIWI PLC ADR (Cyprus)	25,583	808,167
Qualys Inc *	114,164	3,036,762
Rambus Inc *	467,604	5,835,698
Ruckus Wireless Inc *	422,119	5,639,510
Shutterstock Inc *	55,266	3,944,887
Splunk Inc *	83,630	4,629,757
Stratasys Ltd * (Israel)	42,310	5,110,202
SunEdison Inc *	305,095	5,760,194
SunPower Corp *	205,793	6,972,267
Synaptics Inc *	94,506	6,917,839
Synchronoss Technologies Inc *	190,245	8,709,416
Tableau Software Inc ‘A’ *	64,887	4,714,040
Tessera Technologies Inc	134,265	3,568,764
The Ultimate Software Group Inc *	54,458	7,706,352
Xoom Corp *	151,793	3,331,856
Yelp Inc *	35,481	2,421,578

		211,708,285

Materials - 2.6%

Allegheny Technologies Inc	59,925	2,223,218
Eagle Materials Inc	60,572	6,168,047
Flotek Industries Inc *	174,078	4,538,213
US Silica Holdings Inc	47,584	2,974,476

		15,903,954

Total Common Stocks (Cost $596,285,536)		602,076,137

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.9%

Repurchase Agreement - 5.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $36,641,335; collateralized by U.S. Treasury Notes: 1.250% due 11/30/18 and value $37,374,750)	$36,641,335	$36,641,335

Total Short-Term Investment (Cost $36,641,335)		36,641,335

TOTAL INVESTMENTS - 103.1% (Cost $632,926,871)		638,917,406

OTHER ASSETS & LIABILITIES, NET - (3.1%)		(19,361,182)

NET ASSETS - 100.0%		$619,556,224

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$199,934	$-	$199,934	$-
	Common Stocks (1)	602,076,137	602,076,137	-	-
	Short-Term Investment	36,641,335	-	36,641,335	-

	Total	$638,917,406	$602,076,137	$36,841,269	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	2,714	$27,140

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,921	60,281

Total Rights (Cost $26,516)		87,421

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50
Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.2%

Consumer Discretionary - 12.8%

1-800-Flowers.com Inc ‘A’ *	9,109	65,494
2U Inc *	3,779	58,915
Aeropostale Inc *	28,868	94,976
AH Belo Corp ‘A’	6,657	71,030
AMC Entertainment Holdings Inc ‘A’	7,659	176,080
America’s Car-Mart Inc *	2,856	113,069
American Axle & Manufacturing Holdings Inc *	24,729	414,705
American Eagle Outfitters Inc	70,862	1,028,916
American Public Education Inc *	6,385	172,331
ANN Inc *	17,069	702,048
Arctic Cat Inc	4,701	163,689
Asbury Automotive Group Inc *	11,151	718,347
Ascent Capital Group Inc ‘A’ *	5,040	303,408
Barnes & Noble Inc *	14,927	294,659
Beazer Homes USA Inc *	9,779	164,092
bebe stores Inc	10,976	25,464
Belmond Ltd ‘A’ * (Bermuda)	35,180	410,199
Big 5 Sporting Goods Corp	6,787	63,594
Biglari Holdings Inc *	629	213,709
BJ’s Restaurants Inc *	8,614	310,018
Black Diamond Inc *	8,285	62,635
Bloomin’ Brands Inc *	28,153	516,326
Blue Nile Inc *	4,484	128,018
Bob Evans Farms Inc	8,991	425,634
Boyd Gaming Corp *	28,307	287,599
Bravo Brio Restaurant Group Inc *	7,082	91,854
Bridgepoint Education Inc *	6,098	68,054
Bright Horizons Family Solutions Inc *	11,171	469,852
Brown Shoe Co Inc	15,881	430,852
Brunswick Corp	33,800	1,424,332
Buffalo Wild Wings Inc *	6,888	924,852
Build-A-Bear Workshop Inc *	4,507	58,952
Burlington Stores Inc *	10,423	415,461
Caesars Acquisition Co ‘A’ *	16,636	157,543
Caesars Entertainment Corp *	18,614	234,164
Callaway Golf Co	28,241	204,465
Capella Education Co	3,983	249,336
Career Education Corp *	24,463	124,272
Carmike Cinemas Inc *	8,780	272,004

	Shares	Value
Carriage Services Inc	5,915	$102,507
Carrols Restaurant Group Inc *	12,818	91,136
Cavco Industries Inc *	3,226	219,368
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	26,093	58,709
Century Communities Inc *	1,444	25,053
Chegg Inc *	26,925	168,012
Christopher & Banks Corp *	13,343	131,962
Churchill Downs Inc	4,866	474,435
Chuy’s Holdings Inc *	5,990	188,026
Cinedigm Corp ‘A’ *	28,988	44,931
Citi Trends Inc *	5,669	125,285
ClubCorp Holdings Inc	7,993	158,501
Collectors Universe Inc	2,503	55,066
Columbia Sportswear Co	9,998	357,728
Conn’s Inc *	10,112	306,090
Cooper Tire & Rubber Co	23,172	665,036
Cooper-Standard Holding Inc *	4,957	309,317
Core-Mark Holding Co Inc	8,342	442,460
Coupons.com Inc *	4,421	52,875
Cracker Barrel Old Country Store Inc	6,927	714,797
Crocs Inc *	31,811	400,182
Crown Media Holdings Inc ‘A’ *	12,782	40,902
CSS Industries Inc	3,469	84,123
Culp Inc	3,081	55,920
Cumulus Media Inc ‘A’ *	52,447	211,361
Daily Journal Corp *	387	69,854
Dana Holding Corp	57,122	1,095,029
Del Frisco’s Restaurant Group Inc *	8,582	164,259
Denny’s Corp *	31,696	222,823
Destination Maternity Corp	5,026	77,601
Destination XL Group Inc *	12,702	59,953
Dex Media Inc *	5,479	52,379
Diamond Resorts International Inc *	12,838	292,193
DineEquity Inc	6,049	493,538
Dorman Products Inc *	9,838	394,110
Drew Industries Inc	8,617	363,551
Education Management Corp *	7,875	8,584
Einstein Noah Restaurant Group Inc	4,012	80,882
El Pollo Loco Holdings Inc *	2,986	107,227
Empire Resorts Inc *	5,518	37,026
Entercom Communications Corp ‘A’ *	9,083	72,937
Entravision Communications Corp ‘A’	21,435	84,883
Eros International PLC * (United Kingdom)	8,100	118,341
Escalade Inc	3,466	41,800
Ethan Allen Interiors Inc	9,219	210,193
Express Inc *	30,735	479,773
Famous Dave’s of America Inc *	1,669	44,929
Federal-Mogul Holdings Corp *	10,421	154,960
Fiesta Restaurant Group Inc *	9,737	483,734
Five Below Inc *	19,773	783,209
Flexsteel Industries Inc	1,741	58,724
Fox Factory Holding Corp *	4,141	64,186
Francesca’s Holdings Corp *	15,442	215,107
Fred’s Inc ‘A’	13,363	187,082
FTD Cos Inc *	6,869	234,302
Fuel Systems Solutions Inc *	5,281	47,054
G-III Apparel Group Ltd *	6,968	577,369
Gaiam Inc ‘A’ *	5,413	39,731
Genesco Inc *	8,719	651,745
Gentherm Inc *	12,819	541,346
Global Sources Ltd * (Bermuda)	5,496	36,878
Grand Canyon Education Inc *	16,990	692,682
Gray Television Inc *	17,959	141,517
Group 1 Automotive Inc	8,823	641,520
Guess? Inc	22,414	492,436
Harte-Hanks Inc	18,519	117,966
Haverty Furniture Cos Inc	7,315	159,394
Helen of Troy Ltd * (Bermuda)	10,409	546,681
Hemisphere Media Group Inc *	3,046	32,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
hhgregg Inc *	4,506	$28,433
Hibbett Sports Inc *	9,447	402,726
Houghton Mifflin Harcourt Co *	39,662	771,029
Hovnanian Enterprises Inc ‘A’ *	42,574	156,247
HSN Inc	12,058	739,999
Iconix Brand Group Inc *	16,661	615,457
Ignite Restaurant Group Inc *	2,842	17,052
Installed Building Products Inc *	3,270	45,944
International Speedway Corp ‘A’	10,100	319,564
Interval Leisure Group Inc	14,459	275,444
Intrawest Resorts Holdings Inc *	4,900	47,383
iRobot Corp *	10,753	327,429
Isle of Capri Casinos Inc *	7,943	59,573
ITT Educational Services Inc *	9,215	39,532
Jack in the Box Inc	14,566	993,256
JAKKS Pacific Inc *	6,544	46,462
Jamba Inc *	6,308	89,700
Johnson Outdoors Inc ‘A’	1,803	46,698
Journal Communications Inc ‘A’ *	16,501	139,103
K12 Inc *	12,583	200,825
KB Home	30,699	458,643
Kirkland’s Inc *	5,365	86,430
Krispy Kreme Doughnuts Inc *	23,771	407,910
La Quinta Holdings Inc *	16,157	306,821
La-Z-Boy Inc	19,093	377,850
Lands’ End Inc *	5,983	246,021
LeapFrog Enterprises Inc *	23,867	142,963
Lee Enterprises Inc *	19,521	65,981
LGI Homes Inc *	5,348	98,189
Libbey Inc *	7,807	205,012
Liberty Tax Inc *	1,365	44,090
Life Time Fitness Inc *	14,913	752,212
LifeLock Inc *	29,312	418,869
Lifetime Brands Inc	3,806	58,270
Lithia Motors Inc ‘A’	8,311	629,060
Loral Space & Communications Inc *	4,757	341,600
Lumber Liquidators Holdings Inc *	10,021	575,005
M/I Homes Inc *	8,977	177,924
Malibu Boats Inc ‘A’ *	3,086	57,153
Marine Products Corp	3,949	31,158
MarineMax Inc *	8,964	151,043
Marriott Vacations Worldwide Corp *	10,299	653,060
Martha Stewart Living Omnimedia Inc ‘A’ *	11,049	39,776
Mattress Firm Holding Corp *	5,448	327,207
MDC Holdings Inc	14,327	362,760
MDC Partners Inc ‘A’ (Canada)	15,493	297,311
Media General Inc *	19,753	258,962
Meredith Corp	13,097	560,552
Meritage Homes Corp *	14,338	508,999
Modine Manufacturing Co *	17,369	206,170
Monarch Casino & Resort Inc *	3,499	41,673
Monro Muffler Brake Inc	11,465	556,396
Morgans Hotel Group Co *	10,606	85,590
Motorcar Parts of America Inc *	6,435	175,096
Movado Group Inc	6,681	220,874
Multimedia Games Holding Co Inc *	10,789	388,512
NACCO Industries Inc ‘A’	1,766	87,823
Nathan’s Famous Inc *	1,120	75,813
National CineMedia Inc	22,370	324,589
Nautilus Inc *	11,266	134,854
New Media Investment Group Inc	13,284	220,913
New York & Co Inc *	10,587	32,079
Nexstar Broadcasting Group Inc ‘A’	11,148	450,602
Noodles & Co *	3,980	76,376
Nutrisystem Inc	10,420	160,155
Office Depot Inc *	194,684	1,000,676
Orbitz Worldwide Inc *	18,943	149,081
Outerwall Inc *	7,466	418,843
Overstock.com Inc *	4,310	72,667
Oxford Industries Inc	5,274	321,661

	Shares	Value
Pacific Sunwear of California Inc *	18,474	$33,253
Papa John’s International Inc	11,128	445,009
Papa Murphy’s Holdings Inc *	2,122	21,644
Penn National Gaming Inc *	28,437	318,779
Perry Ellis International Inc *	4,361	88,746
PetMed Express Inc	7,430	101,048
Pier 1 Imports Inc	34,589	411,263
Pinnacle Entertainment Inc *	21,745	545,582
Pool Corp	16,409	884,773
Popeyes Louisiana Kitchen Inc *	8,607	348,584
Potbelly Corp *	5,486	63,967
Quiksilver Inc *	49,983	85,971
Radio One Inc ‘D’ *	7,954	25,294
ReachLocal Inc *	4,890	17,653
Reading International Inc ‘A’ *	6,089	51,148
Red Robin Gourmet Burgers Inc *	5,214	296,677
Regis Corp	15,846	252,902
Remy International Inc	5,199	106,735
Rent-A-Center Inc	19,238	583,873
Rentrak Corp *	3,594	219,018
Restoration Hardware Holdings Inc *	11,363	903,927
RetailMeNot Inc *	11,232	181,509
Ruby Tuesday Inc *	22,552	132,831
Ruth’s Hospitality Group Inc	13,056	144,138
Saga Communications Inc ‘A’	1,327	44,561
Salem Communications Corp ‘A’	3,915	29,793
Scholastic Corp	9,615	310,757
Scientific Games Corp ‘A’ *	18,434	198,534
Sears Hometown & Outlet Stores Inc *	4,307	66,759
Select Comfort Corp *	19,782	413,839
Sequential Brands Group Inc *	6,110	76,375
SFX Entertainment Inc *	16,070	80,671
Shiloh Industries Inc *	2,966	50,452
Shoe Carnival Inc	5,535	98,578
Shutterfly Inc *	14,015	683,091
Sinclair Broadcast Group Inc ‘A’	25,007	652,433
Sizmek Inc *	8,293	64,188
Skechers U.S.A. Inc ‘A’ *	14,231	758,655
Skullcandy Inc *	7,320	57,023
Smith & Wesson Holding Corp *	20,078	189,536
Sonic Automotive Inc ‘A’	14,498	355,346
Sonic Corp *	19,799	442,706
Sotheby’s	22,211	793,377
Spartan Motors Inc	12,587	58,781
Speedway Motorsports Inc	4,164	71,038
Sportsman’s Warehouse Holdings Inc *	3,631	24,455
Stage Stores Inc	11,498	196,731
Standard Motor Products Inc	7,198	247,827
Standard Pacific Corp *	53,051	397,352
Stein Mart Inc	10,155	117,290
Steiner Leisure Ltd * (Bahamas)	5,372	201,934
Steven Madden Ltd *	21,210	683,598
Stoneridge Inc *	10,384	117,028
Strattec Security Corp	1,252	101,850
Strayer Education Inc *	3,959	237,065
Sturm Ruger & Co Inc	7,093	345,358
Superior Industries International Inc	8,452	148,164
Systemax Inc *	4,058	50,603
Tenneco Inc *	22,173	1,159,870
Texas Roadhouse Inc	25,350	705,744
The Bon-Ton Stores Inc	5,225	43,681
The Buckle Inc	10,259	465,656
The Cato Corp ‘A’	9,939	342,498
The Cheesecake Factory Inc	18,205	828,328
The Children’s Place Inc	8,019	382,186
The Container Store Group Inc *	6,324	137,673
The Dixie Group Inc *	5,579	48,370
The EW Scripps Co ‘A’ *	11,327	184,743
The Finish Line Inc ‘A’	17,520	438,526
The Marcus Corp	6,563	103,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
The McClatchy Co ‘A’ *	22,273	$74,837
The Men’s Wearhouse Inc	17,464	824,650
The New Home Co Inc *	3,226	43,551
The New York Times Co ‘A’	50,474	566,318
The Pep Boys-Manny Moe & Jack *	19,365	172,542
The Ryland Group Inc	17,179	571,030
Tile Shop Holdings Inc *	10,385	96,061
Tilly’s Inc ‘A’ *	3,968	29,839
Time Inc *	40,135	940,363
Tower International Inc *	7,471	188,195
Townsquare Media Inc *	3,002	36,084
TRI Pointe Homes Inc *	53,672	694,516
Tuesday Morning Corp *	15,791	306,424
Tumi Holdings Inc *	18,455	375,559
Turtle Beach Corp *	2,572	19,676
UCP Inc ‘A’ *	3,105	37,105
Unifi Inc *	5,349	138,539
Universal Electronics Inc *	5,779	285,309
Universal Technical Institute Inc	8,015	74,940
Vail Resorts Inc	13,159	1,141,675
ValueVision Media Inc ‘A’ *	15,689	80,485
Vera Bradley Inc *	7,935	164,096
Vince Holding Corp *	4,104	124,187
Vitamin Shoppe Inc *	11,241	498,988
VOXX International Corp *	7,101	66,039
WCI Communities Inc *	4,474	82,501
Weight Watchers International Inc	10,168	279,010
West Marine Inc *	6,375	57,375
Weyco Group Inc	2,347	58,933
William Lyon Homes ‘A’ *	6,451	142,567
Winmark Corp	849	62,402
Winnebago Industries Inc *	9,943	216,459
Wolverine World Wide Inc	36,939	925,691
World Wrestling Entertainment Inc ‘A’	10,815	148,923
Zoe’s Kitchen Inc *	2,141	65,857
Zumiez Inc *	7,530	211,593

		77,543,179

Consumer Staples - 3.1%

22nd Century Group Inc *	14,845	37,409
Alico Inc	1,075	40,958
Alliance One International Inc *	30,780	60,637
Annie’s Inc *	6,232	286,049
B&G Foods Inc	19,532	538,107
Boulder Brands Inc *	22,178	302,286
Cal-Maine Foods Inc	5,634	503,285
Calavo Growers Inc	4,862	219,471
Casey’s General Stores Inc	14,000	1,003,800
Central Garden & Pet Co ‘A’ *	15,877	127,651
Chiquita Brands International Inc *	17,080	242,536
Coca-Cola Bottling Co Consolidated	1,696	126,572
Craft Brew Alliance Inc *	4,025	57,960
Darling Ingredients Inc *	60,005	1,099,292
Dean Foods Co	34,283	454,250
Diamond Foods Inc *	7,870	225,161
Elizabeth Arden Inc *	9,410	157,523
Fairway Group Holdings Corp *	6,849	25,615
Farmer Bros Co *	2,718	78,686
Fresh Del Monte Produce Inc (Cayman)	13,082	417,316
Harbinger Group Inc *	30,171	395,844
IGI Laboratories Inc *	11,572	107,851
Ingles Markets Inc ‘A’	4,797	113,641
Inter Parfums Inc	6,033	165,907
Inventure Foods Inc *	5,608	72,680
J&J Snack Foods Corp	5,406	505,785
John B Sanfilippo & Son Inc	3,007	97,307
Lancaster Colony Corp	6,727	573,679
Liberator Medical Holdings Inc	11,810	36,965
Lifeway Foods Inc *	1,757	24,370
Limoneira Co	4,109	97,342

	Shares	Value
Medifast Inc *	4,805	$157,748
National Beverage Corp *	4,212	82,134
Natural Grocers by Vitamin Cottage Inc *	3,356	54,636
Nature’s Sunshine Products Inc	4,012	59,498
Nutraceutical International Corp *	3,206	67,037
Oil-Dri Corp of America	1,806	47,082
Omega Protein Corp *	7,713	96,413
Orchids Paper Products Co	3,054	75,006
Post Holdings Inc *	16,035	532,041
PriceSmart Inc	6,796	582,009
Revlon Inc ‘A’ *	4,159	131,799
Roundy’s Inc	14,614	43,696
Sanderson Farms Inc	8,411	739,747
Seaboard Corp *	103	275,524
Seneca Foods Corp ‘A’ *	2,956	84,542
Snyder’s-Lance Inc	17,293	458,264
SpartanNash Co	13,665	265,784
SUPERVALU Inc *	73,918	660,827
Synutra International Inc *	6,718	30,433
The Andersons Inc	10,255	644,834
The Boston Beer Co Inc ‘A’ *	3,038	673,707
The Chefs’ Warehouse Inc *	6,630	107,804
The Female Health Co	7,975	27,833
The Fresh Market Inc *	15,629	545,921
The Pantry Inc *	8,459	171,126
Tootsie Roll Industries Inc	6,848	191,676
TreeHouse Foods Inc *	15,323	1,233,501
United Natural Foods Inc *	18,066	1,110,336
Universal Corp	8,357	370,967
USANA Health Sciences Inc *	2,203	162,273
Vector Group Ltd	25,912	574,726
Village Super Market Inc ‘A’	2,398	54,626
WD-40 Co	5,443	369,906
Weis Markets Inc	3,946	154,012

		19,033,403

Energy - 5.4%

Abraxas Petroleum Corp *	33,508	176,922
Adams Resources & Energy Inc	774	34,280
Alon USA Energy Inc	9,561	137,296
Alpha Natural Resources Inc *	80,567	199,806
American Eagle Energy Corp *	10,977	44,676
Amyris Inc *	9,848	37,324
Apco Oil & Gas International Inc * (Cayman)	3,257	41,983
Approach Resources Inc *	14,372	208,394
Arch Coal Inc	77,071	163,391
Ardmore Shipping Corp	6,517	71,035
Aspen Aerogels Inc *	1,867	18,819
Basic Energy Services Inc *	11,588	251,344
Bill Barrett Corp *	18,114	399,233
Bonanza Creek Energy Inc *	11,951	680,012
BPZ Resources Inc *	43,344	82,787
Bristow Group Inc	12,941	869,635
C&J Energy Services Inc *	16,781	512,660
Callon Petroleum Co *	19,962	175,865
CARBO Ceramics Inc	7,203	426,634
Carrizo Oil & Gas Inc *	16,551	890,775
CHC Group Ltd * (Cayman)	11,918	66,741
Clayton Williams Energy Inc *	2,127	205,149
Clean Energy Fuels Corp *	25,469	198,658
Cloud Peak Energy Inc *	22,296	281,376
Comstock Resources Inc	17,452	324,956
Contango Oil & Gas Co *	6,326	210,276
Dawson Geophysical Co	2,976	54,104
Delek US Holdings Inc	21,585	714,895
DHT Holdings Inc	33,423	205,886
Diamondback Energy Inc *	15,231	1,138,974
Dorian LPG Ltd *	2,641	47,063
Eclipse Resources Corp *	10,971	182,338
Emerald Oil Inc *	20,947	128,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Energy XXI Bermuda Ltd (Bermuda)	34,142	$387,512
Era Group Inc *	7,381	160,537
Evolution Petroleum Corp	7,201	66,105
EXCO Resources Inc	55,370	184,936
Exterran Holdings Inc	21,297	943,670
Forest Oil Corp *	44,437	51,991
Forum Energy Technologies Inc *	21,673	663,411
Frontline Ltd * (Bermuda)	25,311	31,892
FX Energy Inc *	19,820	60,253
GasLog Ltd (Bermuda)	15,307	336,907
Gastar Exploration Inc *	25,401	149,104
Geospace Technologies Corp *	4,795	168,544
Glori Energy Inc *	4,508	35,613
Goodrich Petroleum Corp *	12,661	187,636
Green Plains Inc	13,608	508,803
Gulf Island Fabrication Inc	5,282	90,850
Gulfmark Offshore Inc ‘A’	9,819	307,826
Halcon Resources Corp *	94,669	374,889
Hallador Energy Co	3,582	42,411
Harvest Natural Resources Inc *	15,269	56,037
Helix Energy Solutions Group Inc *	38,426	847,678
Hercules Offshore Inc *	59,242	130,332
Hornbeck Offshore Services Inc *	13,248	433,607
Independence Contract Drilling Inc *	3,534	41,525
ION Geophysical Corp *	47,512	132,558
Isramco Inc *	324	39,580
Jones Energy Inc ‘A’ *	4,077	76,566
Key Energy Services Inc *	47,926	231,962
Kodiak Oil & Gas Corp * (Canada)	97,099	1,317,633
Magnum Hunter Resources Corp *	72,287	402,639
Matador Resources Co *	26,671	689,445
Matrix Service Co *	9,654	232,854
McDermott International Inc * (Panama)	86,579	495,232
Midstates Petroleum Co Inc *	13,533	68,342
Miller Energy Resources Inc *	10,881	47,876
Mitcham Industries Inc *	4,741	52,388
Natural Gas Services Group Inc *	4,560	109,759
Navios Maritime Acquisition Corp	29,868	80,942
Newpark Resources Inc *	30,878	384,122
Nordic American Offshore Ltd	6,525	114,970
Nordic American Tankers Ltd (Bermuda)	32,403	257,604
North Atlantic Drilling Ltd (Bermuda)	25,956	172,867
Northern Oil & Gas Inc *	22,288	316,935
Nuverra Environmental Solutions Inc *	5,478	80,801
Pacific Ethanol Inc *	8,821	123,141
Panhandle Oil & Gas Inc ‘A’	2,543	151,817
Parker Drilling Co *	44,114	217,923
Parsley Energy Inc ‘A’ *	19,367	413,098
PDC Energy Inc *	13,028	655,178
Penn Virginia Corp *	23,869	303,375
PetroQuest Energy Inc *	21,513	120,903
PHI Inc *	4,546	187,068
Pioneer Energy Services Corp *	22,800	319,656
Profire Energy Inc *	5,337	22,149
Quicksilver Resources Inc *	47,332	28,532
Renewable Energy Group Inc *	12,789	129,808
Resolute Energy Corp *	28,191	176,758
REX American Resources Corp *	2,273	165,656
Rex Energy Corp *	17,504	221,776
RigNet Inc *	4,350	175,957
Ring Energy Inc *	7,413	109,268
Rosetta Resources Inc *	22,372	996,896
RSP Permian Inc *	8,517	217,695
Sanchez Energy Corp *	18,564	487,491
Scorpio Tankers Inc	62,757	521,511
SEACOR Holdings Inc *	7,507	561,524
SemGroup Corp ‘A’	15,490	1,289,852
Ship Finance International Ltd (Bermuda)	21,467	363,222
Solazyme Inc *	27,582	205,762
Stone Energy Corp *	20,460	641,626

	Shares	Value
Swift Energy Co *	15,992	$153,523
Synergy Resources Corp *	24,215	295,181
Teekay Tankers Ltd ‘A’	22,883	85,354
Tesco Corp (Canada)	12,569	249,495
TETRA Technologies Inc *	28,755	311,129
TransAtlantic Petroleum Ltd * (Bermuda)	8,202	73,736
Triangle Petroleum Corp *	27,535	303,160
VAALCO Energy Inc *	18,127	154,079
Vantage Drilling Co * (Cayman)	75,409	95,769
Vertex Energy Inc *	4,483	31,202
W&T Offshore Inc	12,855	141,405
Warren Resources Inc *	26,892	142,528
Western Refining Inc	19,374	813,514
Westmoreland Coal Co *	5,406	202,238
Willbros Group Inc *	14,686	122,334

		32,731,544

Financials - 23.0%

1st Source Corp	5,436	154,817
1st United Bancorp Inc	10,921	93,047
Acadia Realty Trust REIT	20,987	578,821
Actua Corp *	14,853	237,945
AG Mortgage Investment Trust Inc REIT	10,403	185,173
Agree Realty Corp REIT	5,419	148,372
Alexander & Baldwin Inc	17,781	639,583
Alexander’s Inc REIT	759	283,798
Altisource Asset Management Corp *	514	346,955
Altisource Portfolio Solutions SA * (Luxembourg)	5,317	535,954
Altisource Residential Corp REIT	20,909	501,816
Ambac Financial Group Inc *	16,515	364,981
American Assets Trust Inc REIT	13,068	430,852
American Capital Mortgage Investment Corp REIT	18,601	350,071
American Equity Investment Life Holding Co	27,131	620,757
American National Bankshares Inc	2,906	66,112
American Realty Capital Healthcare Trust Inc REIT	61,668	646,281
American Residential Properties Inc REIT *	11,901	218,264
Ameris Bancorp	9,140	200,623
AMERISAFE Inc	6,796	265,792
Ames National Corp	3,041	67,966
AmREIT Inc	7,090	162,857
AmTrust Financial Services Inc	10,969	436,786
Anworth Mortgage Asset Corp REIT	46,681	223,602
Apollo Commercial Real Estate Finance Inc REIT	16,935	266,049
Apollo Residential Mortgage Inc REIT	11,562	178,402
Ares Commercial Real Estate Corp REIT	10,430	121,927
Argo Group International Holdings Ltd (Bermuda)	9,511	478,498
Arlington Asset Investment Corp ‘A’	7,992	203,077
Armada Hoffler Properties Inc REIT	8,695	78,951
ARMOUR Residential REIT Inc	129,400	498,190
Arrow Financial Corp	4,112	103,078
Ashford Hospitality Prime Inc REIT	7,209	109,793
Ashford Hospitality Trust Inc REIT	25,347	259,046
Associated Estates Realty Corp REIT	21,034	368,305
Astoria Financial Corp	31,616	391,722
Atlas Financial Holdings Inc * (Cayman)	4,242	58,709
AV Homes Inc *	4,141	60,666
Aviv REIT Inc	7,124	187,717
Baldwin & Lyons Inc ‘B’	3,347	82,671
Banc of California Inc	10,189	118,498
BancFirst Corp	2,590	162,030
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,799	331,313
Bancorp Inc *	12,290	105,571
BancorpSouth Inc	35,072	706,350
Bank Mutual Corp	17,183	110,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Bank of Marin Bancorp	2,165	$99,352
Bank of the Ozarks Inc	28,995	913,922
BankFinancial Corp	6,852	71,124
Banner Corp	7,092	272,829
BBCN Bancorp Inc	28,968	422,643
BBX Capital Corp ‘A’ *	2,929	51,052
Beneficial Mutual Bancorp Inc *	10,638	135,954
Berkshire Hills Bancorp Inc	9,119	214,205
BGC Partners Inc ‘A’	63,207	469,628
Blue Hills Bancorp Inc *	10,098	132,486
BNC Bancorp	7,308	114,443
BofI Holding Inc *	5,179	376,565
Boston Private Financial Holdings Inc	29,070	360,177
Bridge Bancorp Inc	4,210	99,567
Bridge Capital Holdings *	3,526	80,181
Brookline Bancorp Inc	25,601	218,889
Bryn Mawr Bank Corp	4,953	140,318
C1 Financial Inc *	1,037	18,801
Calamos Asset Management Inc ‘A’	6,095	68,691
Camden National Corp	2,734	95,690
Campus Crest Communities Inc REIT	23,941	153,222
Capital Bank Financial Corp ‘A’ *	8,728	208,425
Capital City Bank Group Inc	3,916	53,023
Capitol Federal Financial Inc	52,026	614,947
Capstead Mortgage Corp REIT	35,150	430,236
Cardinal Financial Corp	11,643	198,746
CareTrust REIT Inc *	7,427	106,206
Cascade Bancorp *	11,365	57,393
Cash America International Inc	10,265	449,607
CatchMark Timber Trust Inc ‘A’ REIT	7,078	77,575
Cathay General Bancorp	28,998	720,020
Cedar Realty Trust Inc REIT	29,175	172,132
Centerstate Banks Inc	13,047	135,036
Central Pacific Financial Corp	6,279	112,582
Century Bancorp Inc ‘A’	1,259	43,587
Chambers Street Properties REIT	86,306	649,884
Charter Financial Corp	6,418	68,673
Chatham Lodging Trust REIT	12,303	283,953
Chemical Financial Corp	11,922	320,583
Chesapeake Lodging Trust REIT	19,929	580,930
CIFC Corp	1,979	17,910
Citizens & Northern Corp	4,533	86,127
Citizens Inc *	16,065	103,780
City Holding Co	5,709	240,520
Clifton Bancorp Inc	9,547	120,197
CNB Financial Corp	5,345	83,917
CNO Financial Group Inc	79,399	1,346,607
CoBiz Financial Inc	13,149	147,006
Cohen & Steers Inc	7,022	269,926
Colony Financial Inc REIT	39,293	879,377
Columbia Banking System Inc	19,139	474,839
Community Bank System Inc	14,817	497,703
Community Trust Bancorp Inc	5,676	190,884
CommunityOne Bancorp *	4,160	36,691
ConnectOne Bancorp Inc	8,200	156,210
Consolidated-Tomoka Land Co	1,577	77,383
Consumer Portfolio Services Inc *	7,644	48,998
CorEnergy Infrastructure Trust Inc REIT	11,562	86,484
CoreSite Realty Corp REIT	7,756	254,940
Cousins Properties Inc REIT	80,489	961,844
Cowen Group Inc ‘A’ *	41,733	156,499
Crawford & Co ‘B’	10,240	84,480
Credit Acceptance Corp *	2,559	322,613
CU Bancorp *	3,654	68,695
CubeSmart REIT	52,717	947,852
Customers Bancorp Inc *	9,272	166,525
CVB Financial Corp	38,581	553,637
CyrusOne Inc REIT	12,083	290,475
CYS Investments Inc REIT	59,827	492,974

	Shares	Value
DCT Industrial Trust Inc REIT	120,707	$906,510
Diamond Hill Investment Group Inc	1,034	127,234
DiamondRock Hospitality Co REIT	71,494	906,544
Dime Community Bancshares Inc	11,893	171,259
Donegal Group Inc ‘A’	2,584	39,690
DuPont Fabros Technology Inc REIT	23,344	631,222
Dynex Capital Inc REIT	19,855	160,428
Eagle Bancorp Inc *	8,289	263,756
EastGroup Properties Inc REIT	11,451	693,816
Education Realty Trust Inc REIT	43,970	452,012
eHealth Inc *	6,479	156,338
EMC Insurance Group Inc	1,781	51,435
Empire State Realty Trust Inc ‘A’ REIT	33,632	505,153
Employers Holdings Inc	11,512	221,606
Encore Capital Group Inc *	9,359	414,697
Enstar Group Ltd * (Bermuda)	3,134	427,227
Enterprise Bancorp Inc	2,782	52,413
Enterprise Financial Services Corp	7,158	119,682
EPR Properties REIT	20,797	1,053,992
Equity One Inc REIT	22,496	486,588
ESB Financial Corp	4,524	52,840
Essent Group Ltd * (Bermuda)	15,205	325,539
EverBank Financial Corp	33,188	586,100
Evercore Partners Inc ‘A’	12,084	567,948
Excel Trust Inc REIT	22,190	261,176
Ezcorp Inc ‘A’ *	18,760	185,912
FBL Financial Group Inc ‘A’	3,493	156,137
FBR & Co *	2,881	79,285
FCB Financial Holdings Inc ‘A’ *	2,863	65,019
Federal Agricultural Mortgage Corp ‘C’	3,833	123,193
Federated National Holding Co	5,007	140,647
FelCor Lodging Trust Inc REIT	45,195	423,025
Fidelity & Guaranty Life	4,182	89,286
Fidelity Southern Corp	6,076	83,241
Financial Engines Inc	18,750	641,531
Financial Institutions Inc	4,971	111,748
First American Financial Corp	38,899	1,054,941
First Bancorp Inc	3,505	58,428
First Bancorp NC	7,137	114,335
First BanCorp PR *	38,063	180,799
First Busey Corp	26,169	145,761
First Business Financial Services Inc	1,429	62,733
First Cash Financial Services Inc *	10,534	589,693
First Citizens BancShares Inc ‘A’	2,758	597,466
First Commonwealth Financial Corp	34,301	287,785
First Community Bancshares Inc	6,014	85,940
First Connecticut Bancorp Inc	5,910	85,695
First Defiance Financial Corp	3,463	93,536
First Financial Bancorp	20,931	331,338
First Financial Bankshares Inc	23,353	648,980
First Financial Corp	4,146	128,319
First Financial Northwest Inc	5,367	54,797
First Industrial Realty Trust Inc REIT	40,158	679,072
First Interstate BancSystem Inc ‘A’	6,552	174,087
First Merchants Corp	13,092	264,589
First Midwest Bancorp Inc	27,427	441,300
First NBC Bank Holding Co *	5,435	177,996
First Potomac Realty Trust REIT	21,320	250,510
FirstMerit Corp	60,299	1,061,262
Flagstar Bancorp Inc *	7,310	123,027
Flushing Financial Corp	11,039	201,683
FNB Corp	63,085	756,389
Forestar Group Inc *	12,776	226,391
Fox Chase Bancorp Inc	4,151	67,703
Franklin Financial Corp *	3,524	65,582
Franklin Street Properties Corp REIT	32,672	366,580
FXCM Inc ‘A’	16,638	263,712
Gain Capital Holdings Inc	8,575	54,623
GAMCO Investors Inc ‘A’	2,329	164,753
German American Bancorp Inc	4,785	123,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Getty Realty Corp REIT	9,359	$159,103
GFI Group Inc	27,575	149,181
Glacier Bancorp Inc	27,123	701,401
Gladstone Commercial Corp REIT	6,260	106,357
Glimcher Realty Trust REIT	52,907	716,361
Global Indemnity PLC * (Ireland)	2,970	74,933
Government Properties Income Trust REIT	25,049	548,824
Gramercy Property Trust Inc REIT	42,847	246,799
Great Southern Bancorp Inc	3,736	113,350
Green Bancorp Inc *	1,508	25,862
Green Dot Corp ‘A’ *	11,398	240,954
Greenhill & Co Inc	10,335	480,474
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,356	335,638
Guaranty Bancorp	5,347	72,238
Hallmark Financial Services Inc *	5,216	53,777
Hampton Roads Bankshares Inc *	12,879	19,705
Hancock Holding Co	29,976	960,731
Hanmi Financial Corp	11,515	232,142
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,895	109,109
Hatteras Financial Corp REIT	35,115	630,665
HCI Group Inc	3,347	120,459
Healthcare Realty Trust Inc REIT	35,047	829,913
Heartland Financial USA Inc	5,791	138,289
Heritage Commerce Corp	7,675	63,012
Heritage Financial Corp	11,079	175,491
Heritage Insurance Holdings Inc *	2,464	37,108
Heritage Oaks Bancorp	7,860	55,020
Hersha Hospitality Trust REIT	73,210	466,348
HFF Inc ‘A’	11,941	345,692
Highwoods Properties Inc REIT	32,940	1,281,366
Hilltop Holdings Inc *	24,622	493,671
Home BancShares Inc	19,709	579,642
Home Loan Servicing Solutions Ltd (Cayman)	25,739	545,409
HomeStreet Inc	5,432	92,833
HomeTrust Bancshares Inc *	7,598	111,007
Horace Mann Educators Corp	14,831	422,832
Horizon Bancorp	3,395	78,221
Hudson Pacific Properties Inc REIT	20,010	493,447
Hudson Valley Holding Corp	5,459	99,081
Iberiabank Corp	11,431	714,552
Independence Holding Co	2,835	37,677
Independent Bank Corp MA	8,698	310,693
Independent Bank Corp MI	7,371	87,862
Independent Bank Group Inc	3,311	157,107
Infinity Property & Casualty Corp	4,160	266,282
Inland Real Estate Corp REIT	32,074	317,853
International Bancshares Corp	19,811	488,638
INTL. FCStone Inc *	5,511	95,451
Invesco Mortgage Capital Inc REIT	44,817	704,523
Investment Technology Group Inc *	13,139	207,071
Investors Bancorp Inc	130,523	1,322,198
Investors Real Estate Trust REIT	40,803	314,183
iStar Financial Inc REIT *	30,730	414,855
Janus Capital Group Inc	54,564	793,361
JG Wentworth Co *	4,330	53,649
Kansas City Life Insurance Co	1,359	60,272
KCG Holdings Inc ‘A’ *	16,514	167,287
Kearny Financial Corp *	5,055	67,383
Kemper Corp	16,915	577,647
Kennedy-Wilson Holdings Inc	26,172	627,081
Kite Realty Group Trust REIT	12,245	296,819
Ladder Capital Corp ‘A’ *	5,625	106,313
Ladenburg Thalmann Financial Services Inc *	35,903	152,229
Lakeland Bancorp Inc	13,796	134,649
Lakeland Financial Corp	6,005	225,187
LaSalle Hotel Properties REIT	38,003	1,301,223
Lexington Realty Trust REIT	75,087	735,102

	Shares	Value
LTC Properties Inc REIT	12,711	$468,909
Macatawa Bank Corp	9,588	46,022
Mack-Cali Realty Corp REIT	32,432	619,776
Maiden Holdings Ltd (Bermuda)	18,196	201,612
MainSource Financial Group Inc	7,368	127,098
Manning & Napier Inc	4,953	83,161
Marcus & Millichap Inc *	2,949	89,237
MarketAxess Holdings Inc	13,718	848,595
Marlin Business Services Corp	3,008	55,107
MB Financial Inc	24,206	670,022
Meadowbrook Insurance Group Inc	18,359	107,400
Medical Properties Trust Inc REIT	62,946	771,718
Mercantile Bank Corp	6,091	116,034
Merchants Bancshares Inc	1,901	53,589
Meridian Bancorp Inc *	7,484	79,031
Meta Financial Group Inc	2,190	77,219
Metro Bancorp Inc *	5,145	124,766
MGIC Investment Corp *	123,428	963,973
MidSouth Bancorp Inc	3,048	56,998
MidWestOne Financial Group Inc	2,494	57,387
Moelis & Co	2,714	92,683
Monmouth Real Estate Investment Corp REIT	20,412	206,569
Montpelier Re Holdings Ltd (Bermuda)	14,326	445,395
National Bank Holdings Corp ‘A’	14,929	285,442
National Bankshares Inc	2,603	72,259
National General Holdings Corp	13,006	219,671
National Health Investors Inc REIT	12,059	689,051
National Interstate Corp	2,568	71,647
National Penn Bancshares Inc	42,723	414,840
National Western Life Insurance Co ‘A’	804	198,596
NBT Bancorp Inc	15,862	357,212
Nelnet Inc ‘A’	7,574	326,364
New Residential Investment Corp REIT	103,542	603,650
New York Mortgage Trust Inc REIT	33,044	238,908
New York REIT Inc	59,048	607,013
NewBridge Bancorp *	12,374	93,919
NewStar Financial Inc *	9,783	109,961
Nicholas Financial Inc (Canada)	3,730	43,231
NMI Holdings Inc ‘A’ *	18,295	158,252
Northfield Bancorp Inc	19,238	262,022
Northrim BanCorp Inc	2,476	65,441
Northwest Bancshares Inc	34,290	414,909
OceanFirst Financial Corp	4,932	78,468
OFG Bancorp	16,525	247,544
Old Line Bancshares Inc	2,985	46,208
Old National Bancorp	41,865	542,989
OmniAmerican Bancorp Inc	4,234	110,042
One Liberty Properties Inc REIT	4,460	90,226
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	8,080	124,513
Oppenheimer Holdings Inc ‘A’	3,692	74,763
Opus Bank *	1,832	56,114
Oritani Financial Corp	16,462	231,950
Owens Realty Mortgage Inc REIT	3,852	54,891
Pacific Continental Corp	6,631	85,208
Pacific Premier Bancorp Inc *	6,314	88,712
Palmetto Bancshares Inc	1,519	21,479
Park National Corp	4,640	349,949
Park Sterling Corp	16,357	108,447
Parkway Properties Inc REIT	28,495	535,136
Peapack Gladstone Financial Corp	4,446	77,805
Pebblebrook Hotel Trust REIT	24,617	919,199
Penns Woods Bancorp Inc	1,767	74,656
Pennsylvania REIT	25,036	499,218
PennyMac Financial Services Inc ‘A’ *	6,320	92,588
PennyMac Mortgage Investment Trust REIT	27,132	581,439
Peoples Bancorp Inc	4,014	95,333
Peoples Financial Services Corp	2,731	125,599
PHH Corp *	20,936	468,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Physicians Realty Trust REIT	16,797	$230,455
PICO Holdings Inc *	8,236	164,308
Pinnacle Financial Partners Inc	12,943	467,242
Piper Jaffray Cos *	5,923	309,418
Platinum Underwriters Holdings Ltd (Bermuda)	9,856	599,935
Portfolio Recovery Associates Inc *	18,230	952,153
Potlatch Corp REIT	14,862	597,601
Preferred Bank *	4,230	95,260
Primerica Inc	19,912	960,157
PrivateBancorp Inc	26,085	780,202
Prosperity Bancshares Inc	25,436	1,454,176
Provident Financial Services Inc	21,920	358,830
PS Business Parks Inc REIT	7,134	543,183
Pzena Investment Management Inc ‘A’	4,226	40,358
QTS Realty Trust Inc ‘A’ REIT	4,403	133,631
Radian Group Inc	69,666	993,437
RAIT Financial Trust REIT	29,742	220,983
Ramco-Gershenson Properties Trust REIT	27,967	454,464
RCS Capital Corp ‘A’	3,458	77,874
RE/MAX Holdings Inc ‘A’	3,980	118,325
Redwood Trust Inc REIT	30,232	501,247
Regional Management Corp *	4,013	72,033
Renasant Corp	11,424	309,019
Republic Bancorp Inc ‘A’	3,633	86,066
Republic First Bancorp Inc *	11,414	44,400
Resource America Inc ‘A’	4,966	46,233
Resource Capital Corp REIT	47,182	229,776
Retail Opportunity Investments Corp REIT	32,850	482,895
Rexford Industrial Realty Inc REIT	16,757	231,917
RLI Corp	15,678	678,701
RLJ Lodging Trust REIT	47,767	1,359,926
Rouse Properties Inc REIT	13,591	219,766
Ryman Hospitality Properties Inc REIT	15,875	750,887
S&T Bancorp Inc	10,796	253,274
Sabra Health Care REIT Inc	17,191	418,085
Safeguard Scientifics Inc *	7,565	139,196
Safety Insurance Group Inc	4,674	251,975
Sandy Spring Bancorp Inc	9,092	208,116
Saul Centers Inc REIT	3,608	168,638
Seacoast Banking Corp of Florida *	7,011	76,630
Select Income REIT	13,428	322,943
Selective Insurance Group Inc	20,459	452,962
ServisFirst Bancshares Inc	642	18,490
Sierra Bancorp	4,473	74,967
Silver Bay Realty Trust Corp REIT	12,541	203,290
Silvercrest Asset Management Group Inc ‘A’	2,150	29,283
Simmons First National Corp ‘A’	5,898	227,191
South State Corp	8,771	490,474
Southside Bancshares Inc	6,834	227,230
Southwest Bancorp Inc	7,299	119,704
Sovran Self Storage Inc REIT	12,055	896,410
Springleaf Holdings Inc *	8,930	285,135
Square 1 Financial Inc ‘A’ *	2,413	46,402
STAG Industrial Inc REIT	17,728	367,147
Starwood Waypoint Residential Trust REIT	14,282	371,475
State Auto Financial Corp	5,537	113,564
State Bank Financial Corp	11,653	189,245
Sterling Bancorp	30,460	389,583
Stewart Information Services Corp	7,830	229,810
Stifel Financial Corp *	23,862	1,118,889
Stock Yards Bancorp Inc	5,315	159,981
Stonegate Bank	3,569	91,902
Stonegate Mortgage Corp *	5,290	68,717
Strategic Hotels & Resorts Inc REIT *	90,108	1,049,758
Suffolk Bancorp	4,290	83,269
Summit Hotel Properties Inc REIT	31,028	334,482
Sun Bancorp Inc *	3,110	56,322
Sun Communities Inc REIT	17,414	879,407

	Shares	Value
Sunstone Hotel Investors Inc REIT	75,104	$1,037,937
Susquehanna Bancshares Inc	68,402	684,020
SWS Group Inc *	10,626	73,213
Symetra Financial Corp	27,438	640,129
Talmer Bancorp Inc ‘A’	6,634	91,748
Tejon Ranch Co *	5,044	141,434
Terreno Realty Corp REIT	12,165	229,067
Territorial Bancorp Inc	3,061	62,108
Texas Capital Bancshares Inc *	15,696	905,345
The Bank of Kentucky Financial Corp	2,292	105,959
The First of Long Island Corp	2,968	102,248
The Geo Group Inc REIT	26,415	1,009,581
The Navigators Group Inc *	3,806	234,069
The Phoenix Cos Inc *	2,051	114,979
The St Joe Co *	14,399	286,972
Third Point Reinsurance Ltd * (Bermuda)	20,803	302,684
Tiptree Financial Inc ‘A’ *	2,545	21,022
Tompkins Financial Corp	5,407	238,341
TowneBank	10,703	145,347
Trade Street Residential Inc REIT	6,425	45,875
Tree.com Inc *	2,313	83,014
Trico Bancshares	5,872	132,825
Tristate Capital Holdings Inc *	7,990	72,469
TrustCo Bank Corp NY	34,466	221,961
Trustmark Corp	24,570	565,970
UMB Financial Corp	13,759	750,553
UMH Properties Inc REIT	7,016	66,652
Umpqua Holdings Corp	60,738	1,000,355
Union Bankshares Corp	16,843	389,073
United Bankshares Inc	25,122	777,023
United Community Banks Inc	18,211	299,753
United Community Financial Corp	18,499	86,575
United Financial Bancorp Inc	19,117	242,595
United Fire Group Inc	7,473	207,525
United Insurance Holdings Corp	6,098	91,470
Universal Health Realty Income Trust REIT	4,387	182,850
Universal Insurance Holdings Inc	11,339	146,613
Univest Corp of Pennsylvania	5,855	109,781
Urstadt Biddle Properties Inc ‘A’ REIT	9,090	184,527
Valley National Bancorp	73,212	709,424
ViewPoint Financial Group Inc	14,497	347,058
Virtus Investment Partners Inc	2,569	446,235
Walker & Dunlop Inc *	6,832	90,797
Walter Investment Management Corp *	13,797	302,844
Washington Federal Inc	36,927	751,834
Washington REIT	24,355	618,130
Washington Trust Bancorp Inc	5,305	175,012
Waterstone Financial Inc	12,417	143,416
Webster Financial Corp	32,909	958,968
WesBanco Inc	9,542	291,890
West Bancorp Inc	5,781	81,686
Westamerica Bancorp	9,592	446,220
Western Alliance Bancorp *	27,473	656,605
Western Asset Mortgage Capital Corp REIT	15,475	228,720
Westwood Holdings Group Inc	2,677	151,759
Whitestone REIT	8,193	114,210
Wilshire Bancorp Inc	25,649	236,740
Wintrust Financial Corp	16,961	757,648
WisdomTree Investments Inc *	39,273	446,927
World Acceptance Corp *	2,876	194,130
WSFS Financial Corp	3,237	231,802
Yadkin Financial Corp *	7,374	133,912

		139,515,155

Health Care - 13.1%

Abaxis Inc	8,172	414,402
ABIOMED Inc *	14,527	360,705
Acadia Healthcare Co Inc *	15,560	754,660
ACADIA Pharmaceuticals Inc *	28,666	709,770
Accelerate Diagnostics Inc *	8,165	175,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Acceleron Pharma Inc *	5,948	$179,868
Accuray Inc *	27,877	202,387
AcelRx Pharmaceuticals Inc *	9,220	50,618
Achaogen Inc *	2,534	22,705
Achillion Pharmaceuticals Inc *	35,241	351,705
Acorda Therapeutics Inc *	15,175	514,129
Actinium Pharmaceuticals Inc *	7,753	51,945
Adamas Pharmaceuticals Inc *	1,021	19,011
Addus HomeCare Corp *	2,306	45,198
Adeptus Health Inc ‘A’ *	2,001	49,825
Aegerion Pharmaceuticals Inc *	10,763	359,269
Aerie Pharmaceuticals Inc *	3,825	79,139
Affymetrix Inc *	26,413	210,776
Agenus Inc *	22,911	71,253
Agios Pharmaceuticals Inc *	4,923	302,026
Air Methods Corp *	14,260	792,143
Akebia Therapeutics Inc *	2,853	63,137
Akorn Inc *	22,665	822,060
Albany Molecular Research Inc *	8,531	188,279
Alder Biopharmaceuticals Inc *	2,884	36,569
Alimera Sciences Inc *	9,476	51,360
Alliance HealthCare Services Inc *	1,858	42,009
Almost Family Inc *	3,073	83,493
AMAG Pharmaceuticals Inc *	7,970	254,323
Amedisys Inc *	9,921	200,107
AMN Healthcare Services Inc *	16,957	266,225
Amphastar Pharmaceuticals Inc *	3,225	37,571
Ampio Pharmaceuticals Inc *	15,284	53,953
Amsurg Corp *	15,436	772,572
Anacor Pharmaceuticals Inc *	11,953	292,490
Analogic Corp	4,520	289,099
AngioDynamics Inc *	8,977	123,164
ANI Pharmaceuticals Inc *	2,496	70,587
Anika Therapeutics Inc *	5,234	191,878
Antares Pharma Inc *	42,876	78,463
Applied Genetic Technologies Corp *	2,116	39,379
Aratana Therapeutics Inc *	10,328	103,693
Ardelyx Inc *	1,660	23,589
Arena Pharmaceuticals Inc *	79,981	335,120
ARIAD Pharmaceuticals Inc *	60,163	324,880
Array BioPharma Inc *	45,741	163,295
Arrowhead Research Corp *	18,867	278,666
AtriCure Inc *	9,848	144,963
Atrion Corp	550	167,756
Auspex Pharmaceuticals Inc *	3,382	86,816
Auxilium Pharmaceuticals Inc *	18,299	546,225
Avalanche Biotechnologies Inc *	2,472	84,518
Avanir Pharmaceuticals Inc *	62,246	741,972
Bio-Path Holdings Inc *	26,789	53,846
Bio-Reference Laboratories Inc *	8,966	251,586
BioCryst Pharmaceuticals Inc *	25,475	249,145
BioDelivery Sciences International Inc *	15,194	259,665
BioScrip Inc *	24,874	171,879
BioSpecifics Technologies Corp *	1,330	46,949
BioTelemetry Inc *	9,644	64,711
BioTime Inc *	18,700	58,718
Bluebird Bio Inc *	7,918	284,098
Cambrex Corp *	11,139	208,077
Cantel Medical Corp	12,290	422,530
Capital Senior Living Corp *	10,558	224,146
Cara Therapeutics Inc *	2,002	16,797
Cardiovascular Systems Inc *	10,022	236,820
Castlight Health Inc ‘B’ *	4,812	62,267
Catalent Inc *	17,751	444,308
Celldex Therapeutics Inc *	32,554	421,900
Cellular Dynamics International Inc *	3,565	25,062
Cempra Inc *	8,361	91,637
Cepheid *	25,379	1,117,437
Cerus Corp *	26,665	106,927
Chemed Corp	6,407	659,280

	Shares	Value
ChemoCentryx Inc *	10,019	$45,086
Chimerix Inc *	9,776	270,013
Clovis Oncology Inc *	8,982	407,424
Computer Programs & Systems Inc	4,048	232,720
CONMED Corp	9,891	364,384
Corcept Therapeutics Inc *	19,355	51,871
CorVel Corp *	4,055	138,073
Cross Country Healthcare Inc *	11,349	105,432
CryoLife Inc	10,332	101,977
CTI BioPharma Corp *	49,002	118,585
Cyberonics Inc *	9,775	500,089
Cynosure Inc ‘A’ *	8,108	170,268
Cytokinetics Inc *	12,641	44,496
Cytori Therapeutics Inc *	25,926	17,526
CytRx Corp *	20,417	51,859
Dendreon Corp *	59,207	85,258
Depomed Inc *	21,105	320,585
Derma Sciences Inc *	8,324	69,339
DexCom Inc *	27,254	1,089,887
Dicerna Pharmaceuticals Inc *	1,367	17,402
Durata Therapeutics Inc *	5,676	71,972
Dyax Corp *	49,347	499,392
Dynavax Technologies Corp *	94,863	135,654
Egalet Corp *	1,370	7,809
Eleven Biotherapeutics Inc *	1,600	17,824
Emergent Biosolutions Inc *	10,639	226,717
Enanta Pharmaceuticals Inc *	3,743	148,111
Endocyte Inc *	13,699	83,290
Endologix Inc *	23,309	247,075
Enzo Biochem Inc *	12,515	64,452
Epizyme Inc *	4,694	127,254
Esperion Therapeutics Inc *	1,626	39,772
Exact Sciences Corp *	30,127	583,861
Exactech Inc *	3,577	81,878
ExamWorks Group Inc *	12,634	413,763
Exelixis Inc *	71,449	109,317
Five Prime Therapeutics Inc *	6,300	73,899
Five Star Quality Care Inc *	15,945	60,113
Flexion Therapeutics Inc *	1,641	29,965
Fluidigm Corp *	10,193	249,728
Foundation Medicine Inc *	5,145	97,549
Galectin Therapeutics Inc *	6,524	32,816
Galena Biopharma Inc *	43,347	89,295
GenMark Diagnostics Inc *	15,212	136,452
Genocea Biosciences Inc *	1,528	13,828
Genomic Health Inc *	6,054	171,389
Gentiva Health Services Inc *	11,393	191,175
Geron Corp *	57,664	115,328
Globus Medical Inc ‘A’ *	23,990	471,883
Greatbatch Inc *	9,060	386,047
Haemonetics Corp *	18,995	663,305
Halozyme Therapeutics Inc *	37,637	342,497
Hanger Inc *	12,881	264,318
HealthEquity Inc *	3,739	68,461
HealthSouth Corp	32,091	1,184,158
HealthStream Inc *	7,722	185,405
Healthways Inc *	11,433	183,157
HeartWare International Inc *	6,174	479,288
Heron Therapeutics Inc *	8,437	70,280
HMS Holdings Corp *	32,060	604,331
Horizon Pharma PLC * (Ireland)	23,608	289,906
Hyperion Therapeutics Inc *	4,993	125,923
ICU Medical Inc *	4,899	314,418
Idera Pharmaceuticals Inc *	22,238	50,925
Immune Design Corp *	2,105	37,174
ImmunoGen Inc *	31,270	331,149
Immunomedics Inc *	30,591	113,799
Impax Laboratories Inc *	25,512	604,890
Imprivata Inc *	2,039	31,645
Infinity Pharmaceuticals Inc *	17,640	236,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Inogen Inc *	1,863	$38,396
Inovio Pharmaceuticals Inc *	21,942	216,129
Insmed Inc *	18,029	235,278
Insulet Corp *	20,161	742,933
Insys Therapeutics Inc *	3,659	141,896
Integra LifeSciences Holdings Corp *	9,086	451,029
Intersect ENT Inc *	2,058	31,899
Intra-Cellular Therapies Inc *	6,272	85,989
Intrexon Corp *	12,982	241,206
Invacare Corp	11,601	137,008
IPC The Hospitalist Co Inc *	6,255	280,161
Ironwood Pharmaceuticals Inc *	43,484	563,335
Isis Pharmaceuticals Inc *	42,799	1,661,885
K2M Group Holdings Inc *	3,280	47,330
Karyopharm Therapeutics Inc *	4,911	171,590
Keryx Biopharmaceuticals Inc *	33,256	457,270
Kindred Biosciences Inc *	3,749	34,678
Kindred Healthcare Inc	23,479	455,493
Kite Pharma Inc *	3,105	88,493
KYTHERA Biopharmaceuticals Inc *	6,301	206,421
Landauer Inc	3,501	115,568
Lannett Co Inc *	9,368	427,930
LDR Holding Corp *	6,020	187,403
Lexicon Pharmaceuticals Inc *	84,207	118,732
LHC Group Inc *	4,550	105,560
Ligand Pharmaceuticals Inc *	7,549	354,728
Loxo Oncology Inc *	1,189	15,612
Luminex Corp *	13,665	266,467
MacroGenics Inc *	7,230	151,107
Magellan Health Inc *	10,045	549,763
MannKind Corp *	83,011	490,595
Masimo Corp *	17,663	375,869
MedAssets Inc *	22,377	463,651
Medidata Solutions Inc *	19,691	872,114
Merge Healthcare Inc *	26,063	57,339
Meridian Bioscience Inc	15,141	267,844
Merit Medical Systems Inc *	15,647	185,886
Merrimack Pharmaceuticals Inc *	35,646	312,972
MiMedx Group Inc *	33,789	240,916
Mirati Therapeutics Inc *	2,551	44,668
Molina Healthcare Inc *	11,018	466,061
Momenta Pharmaceuticals Inc *	17,484	198,269
MWI Veterinary Supply Inc *	4,681	694,660
NanoString Technologies Inc *	3,611	39,504
NanoViricides Inc *	14,472	43,416
National Healthcare Corp	3,725	206,775
National Research Corp ‘A’ *	3,503	45,574
National Research Corp ‘B’ *	358	13,282
Natus Medical Inc *	11,680	344,677
Navidea Biopharmaceuticals Inc *	55,010	72,613
Nektar Therapeutics *	46,193	557,550
Neogen Corp *	13,341	526,969
NeoStem Inc *	8,495	46,977
Neuralstem Inc *	25,174	82,571
Neurocrine Biosciences Inc *	27,572	432,053
NewLink Genetics Corp *	7,163	153,431
Northwest Biotherapeutics Inc *	12,969	65,234
Novavax Inc *	86,592	361,089
NPS Pharmaceuticals Inc *	38,709	1,006,434
NuVasive Inc *	16,958	591,325
NxStage Medical Inc *	22,331	293,206
Ocular Therapeutix Inc *	2,003	29,985
Ohr Pharmaceutical Inc *	7,675	55,644
Omeros Corp *	12,207	155,273
Omnicell Inc *	13,264	362,505
OncoMed Pharmaceuticals Inc *	4,634	87,722
Oncothyreon Inc *	28,542	54,801
Ophthotech Corp *	5,008	194,961
OPKO Health Inc *	71,763	610,703
OraSure Technologies Inc *	20,175	145,664

	Shares	Value
Orexigen Therapeutics Inc *	44,641	$190,171
Organovo Holdings Inc *	22,727	144,771
Orthofix International NV * (Netherlands)	6,670	206,503
Osiris Therapeutics Inc *	6,980	87,878
Otonomy Inc *	2,563	61,512
OvaScience Inc *	5,514	91,532
Owens & Minor Inc	22,960	751,710
Oxford Immunotec Global PLC * (United Kingdom)	4,802	73,327
Pacific Biosciences of California Inc *	21,103	103,616
Pacira Pharmaceuticals Inc *	12,963	1,256,374
Pain Therapeutics Inc *	14,159	55,362
PAREXEL International Corp *	20,745	1,308,802
PDL BioPharma Inc	58,861	439,692
Peregrine Pharmaceuticals Inc *	64,162	87,260
Pernix Therapeutics Holdings Inc *	12,134	93,189
PharMerica Corp *	10,914	266,629
Phibro Animal Health Corp ‘A’	5,408	121,193
PhotoMedex Inc *	4,743	29,407
Portola Pharmaceuticals Inc *	13,379	338,221
Pozen Inc *	10,052	73,782
Prestige Brands Holdings Inc *	18,880	611,146
Progenics Pharmaceuticals Inc *	25,573	132,724
Prothena Corp PLC * (Ireland)	9,674	214,376
PTC Therapeutics Inc *	8,047	354,148
Puma Biotechnology Inc *	8,450	2,015,916
Quality Systems Inc	18,146	249,870
Quidel Corp *	10,382	278,964
Radius Health Inc *	2,476	51,996
RadNet Inc *	12,002	79,453
Raptor Pharmaceutical Corp *	22,743	218,105
Receptos Inc *	6,729	417,938
Regado Biosciences Inc *	5,750	6,498
Regulus Therapeutics Inc *	5,068	34,614
Relypsa Inc *	6,193	130,610
Repligen Corp *	11,630	231,553
Repros Therapeutics Inc *	8,509	84,239
Retrophin Inc *	7,680	69,274
Revance Therapeutics Inc *	3,172	61,315
Rigel Pharmaceuticals Inc *	32,012	62,103
Rockwell Medical Inc *	14,960	136,734
Roka Bioscience Inc *	1,677	16,854
RTI Surgical Inc *	20,697	98,932
Sage Therapeutics Inc *	2,040	64,260
Sagent Pharmaceuticals Inc *	7,964	247,680
Sangamo BioSciences Inc *	24,730	266,713
Sarepta Therapeutics Inc *	14,816	312,618
SciClone Pharmaceuticals Inc *	18,683	128,726
Select Medical Holdings Corp	28,680	345,020
Sequenom Inc *	42,709	126,846
Skilled Healthcare Group Inc ‘A’ *	8,603	56,780
Spectrum Pharmaceuticals Inc *	23,856	194,188
STAAR Surgical Co *	13,918	147,948
Stemline Therapeutics Inc *	4,180	52,083
STERIS Corp	21,518	1,161,111
Sucampo Pharmaceuticals Inc ‘A’ *	6,476	42,094
Sunesis Pharmaceuticals Inc *	18,095	129,198
Supernus Pharmaceuticals Inc *	10,715	93,113
Surgical Care Affiliates Inc *	4,607	123,145
SurModics Inc *	5,036	91,454
Symmetry Medical Inc *	13,753	138,768
Synageva BioPharma Corp *	7,758	533,595
Synergy Pharmaceuticals Inc *	34,406	95,821
Synta Pharmaceuticals Corp *	23,364	70,326
T2 Biosystems Inc *	2,109	38,152
Tandem Diabetes Care Inc *	2,961	39,737
Team Health Holdings Inc *	25,635	1,486,574
TESARO Inc *	6,971	187,659
Tetraphase Pharmaceuticals Inc *	7,944	158,483
TG Therapeutics Inc *	8,594	91,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
The Ensign Group Inc	7,242	$252,022
The Medicines Co *	23,684	528,627
The Providence Service Corp *	4,173	201,890
The Spectranetics Corp *	15,106	401,366
TherapeuticsMD Inc *	38,993	180,928
Theravance Biopharma Inc * (Cayman)	8,530	196,617
Theravance Inc	29,988	512,495
Thoratec Corp *	20,723	553,926
Threshold Pharmaceuticals Inc *	19,026	68,684
Tornier NV * (Netherlands)	12,912	308,597
TransEnterix Inc *	10,388	45,292
Triple-S Management Corp ‘B’ *	9,137	181,826
TriVascular Technologies Inc *	2,773	40,153
Trupanion Inc *	2,910	24,735
Ultragenyx Pharmaceutical Inc *	2,554	144,556
Unilife Corp *	39,160	89,872
Universal American Corp *	15,086	121,291
US Physical Therapy Inc	4,477	158,441
Utah Medical Products Inc	1,367	66,655
Vanda Pharmaceuticals Inc *	12,456	129,293
Vascular Solutions Inc *	6,168	152,350
Veracyte Inc *	2,375	23,156
Verastem Inc *	7,620	64,922
Versartis Inc *	2,524	47,931
Vital Therapies Inc *	1,868	38,126
VIVUS Inc *	33,155	127,978
Vocera Communications Inc *	8,385	67,667
Volcano Corp *	18,696	198,925
WellCare Health Plans Inc *	15,999	965,380
West Pharmaceutical Services Inc	25,745	1,152,346
Wright Medical Group Inc *	18,105	548,581
Xencor Inc *	5,446	50,702
XenoPort Inc *	21,212	114,121
XOMA Corp *	30,806	129,693
Zafgen Inc *	2,421	47,573
Zeltiq Aesthetics Inc *	10,526	238,203
ZIOPHARM Oncology Inc *	29,729	78,485
Zogenix Inc *	44,876	51,607
ZS Pharma Inc *	2,453	96,231

		79,509,951

Industrials - 13.5%

AAON Inc	15,379	261,597
AAR Corp	14,430	348,484
ABM Industries Inc	20,323	522,098
Acacia Research Corp	18,335	283,826
ACCO Brands Corp *	41,533	286,578
Accuride Corp *	14,192	53,788
Aceto Corp	10,430	201,508
Actuant Corp ‘A’	25,933	791,475
Advanced Drainage Systems Inc *	5,526	115,770
Aegion Corp *	13,898	309,230
Aerovironment Inc *	6,924	208,205
Air Transport Services Group Inc *	18,924	137,767
Aircastle Ltd (Bermuda)	23,519	384,771
Alamo Group Inc	2,611	107,051
Albany International Corp ‘A’	10,188	346,800
Allegiant Travel Co	5,021	620,897
Altra Industrial Motion Corp	9,850	287,226
Ameresco Inc ‘A’ *	7,447	51,012
American Railcar Industries Inc	3,429	253,472
American Science & Engineering Inc	2,834	156,947
American Woodmark Corp *	4,495	165,686
Apogee Enterprises Inc	10,608	422,198
Applied Industrial Technologies Inc	15,221	694,839
ARC Document Solutions Inc *	15,120	122,472
ARC Group Worldwide Inc *	1,025	16,011
ArcBest Corp	9,458	352,783
Argan Inc	4,556	152,079
Astec Industries Inc	6,854	249,965

	Shares	Value
Astronics Corp *	5,833	$278,117
Astronics Corp ‘B’ *	1,004	47,690
Atlas Air Worldwide Holdings Inc *	9,211	304,147
AZZ Inc	9,314	389,046
Baltic Trading Ltd	18,212	75,398
Barnes Group Inc	19,766	599,898
Barrett Business Services Inc	2,633	103,977
Beacon Roofing Supply Inc *	18,050	459,914
Blount International Inc *	18,033	272,839
Brady Corp ‘A’	17,423	390,972
Briggs & Stratton Corp	17,043	307,115
Builders FirstSource Inc *	16,881	92,001
CAI International Inc *	5,990	115,907
Capstone Turbine Corp *	121,239	129,726
Casella Waste Systems Inc ‘A’ *	14,405	55,459
CBIZ Inc *	15,509	122,056
CDI Corp	5,136	74,575
Ceco Environmental Corp	7,620	102,108
Celadon Group Inc	7,622	148,248
Cenveo Inc *	20,775	51,314
Chart Industries Inc *	11,116	679,521
CIRCOR International Inc	6,432	433,067
Civeo Corp	34,193	396,981
CLARCOR Inc	18,375	1,159,095
Columbus McKinnon Corp	7,185	157,998
Comfort Systems USA Inc	13,811	187,139
Commercial Vehicle Group Inc *	9,655	59,668
Continental Building Products Inc *	4,420	64,532
Corporate Resource Services Inc *	5,941	8,912
CRA International Inc *	3,781	96,151
Cubic Corp	7,498	350,906
Curtiss-Wright Corp	17,544	1,156,500
Deluxe Corp	18,243	1,006,284
DigitalGlobe Inc *	27,490	783,465
Douglas Dynamics Inc	8,120	158,340
Ducommun Inc *	4,000	109,640
DXP Enterprises Inc *	4,708	346,885
Dycom Industries Inc *	12,418	381,357
Dynamic Materials Corp	5,126	97,650
Echo Global Logistics Inc *	8,620	203,001
EMCOR Group Inc	24,570	981,817
Encore Wire Corp	7,532	279,362
Energy Recovery Inc *	14,343	50,774
EnerSys	17,114	1,003,565
Engility Holdings Inc *	6,350	197,930
Ennis Inc	9,558	125,879
Enphase Energy Inc *	6,662	99,863
EnPro Industries Inc *	8,284	501,431
Erickson Inc *	2,243	29,137
ESCO Technologies Inc	9,660	335,975
Esterline Technologies Corp *	11,588	1,289,397
Exponent Inc	4,842	343,201
Federal Signal Corp	22,924	303,514
Forward Air Corp	11,339	508,327
Franklin Covey Co *	3,960	77,576
Franklin Electric Co Inc	17,358	603,017
FreightCar America Inc	4,356	145,055
FTI Consulting Inc *	14,962	523,072
FuelCell Energy Inc *	84,930	177,504
Furmanite Corp *	14,024	94,802
G&K Services Inc ‘A’	7,211	399,345
GenCorp Inc *	21,843	348,833
Generac Holdings Inc *	25,098	1,017,473
General Cable Corp	17,705	266,991
General Finance Corp *	3,977	35,276
Gibraltar Industries Inc *	11,149	152,630
Global Brass & Copper Holdings Inc	7,888	115,717
Global Power Equipment Group Inc	6,283	93,617
GP Strategies Corp *	4,358	125,162
GrafTech International Ltd *	42,734	195,722

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Graham Corp	3,732	$107,295
Granite Construction Inc	14,282	454,310
Great Lakes Dredge & Dock Corp *	22,247	137,486
Griffon Corp	14,465	164,756
H&E Equipment Services Inc	11,343	456,896
Harsco Corp	29,402	629,497
Hawaiian Holdings Inc *	16,388	220,419
Healthcare Services Group Inc	25,531	730,442
Heartland Express Inc	19,769	473,665
HEICO Corp	24,226	1,131,354
Heidrick & Struggles International Inc	6,639	136,365
Heritage-Crystal Clean Inc *	3,386	50,316
Herman Miller Inc	21,533	642,760
Hill International Inc *	10,999	43,996
Hillenbrand Inc	22,871	706,485
HNI Corp	16,413	590,704
Houston Wire & Cable Co	6,473	77,547
Hub Group Inc ‘A’ *	13,382	542,372
Hurco Cos Inc	2,378	89,555
Huron Consulting Group Inc *	8,626	525,927
Hyster-Yale Materials Handling Inc	3,746	268,289
ICF International Inc *	7,371	226,953
InnerWorkings Inc *	12,944	104,717
Insperity Inc	8,244	225,391
Insteel Industries Inc	6,693	137,608
Interface Inc	24,205	390,669
International Shipholding Corp	2,066	36,961
JetBlue Airways Corp *	90,607	962,246
John Bean Technologies Corp	10,618	298,684
Kadant Inc	4,043	157,879
Kaman Corp	9,955	391,231
Kelly Services Inc ‘A’	9,890	154,976
Kforce Inc	9,913	193,997
Kimball International Inc ‘B’	12,371	186,184
Knight Transportation Inc	21,764	596,116
Knightsbridge Tankers Ltd (Bermuda)	12,306	108,908
Knoll Inc	17,617	304,950
Korn/Ferry International *	18,116	451,088
Kratos Defense & Security Solutions Inc *	16,401	107,591
Layne Christensen Co *	7,292	70,805
LB Foster Co ‘A’	3,763	172,872
Lindsay Corp	4,713	352,297
LMI Aerospace Inc *	3,832	49,050
LSI Industries Inc	7,856	47,686
Lydall Inc *	6,138	165,787
Manitex International Inc *	5,064	57,173
Marten Transport Ltd	8,616	153,451
Masonite International Corp * (Canada)	10,749	595,280
MasTec Inc *	23,916	732,308
Matson Inc	15,669	392,195
Matthews International Corp ‘A’	10,863	476,777
McGrath RentCorp	9,411	321,856
Meritor Inc *	35,704	387,388
Miller Industries Inc	3,978	67,228
Mistras Group Inc *	6,085	124,134
Mobile Mini Inc	16,998	594,420
Moog Inc ‘A’ *	16,195	1,107,738
MSA Safety Inc	10,753	531,198
Mueller Industries Inc	20,650	589,351
Mueller Water Products Inc ‘A’	58,018	480,389
Multi-Color Corp	4,497	204,524
MYR Group Inc *	7,810	188,065
National Presto Industries Inc	1,749	106,182
Navigant Consulting Inc *	18,144	252,383
Navios Maritime Holdings Inc	28,734	172,404
NCI Building Systems Inc *	10,204	197,958
NL Industries Inc	2,488	18,312
NN Inc	6,409	171,248
Norcraft Cos Inc *	2,786	44,437
Nortek Inc *	3,291	245,179

	Shares	Value
Northwest Pipe Co *	3,453	$117,747
Omega Flex Inc	1,118	21,756
On Assignment Inc *	19,798	531,576
Orbital Sciences Corp *	22,057	613,185
Orion Marine Group Inc *	10,236	102,155
PAM Transportation Services Inc *	1,146	41,543
Park-Ohio Holdings Corp	3,158	151,142
Patrick Industries Inc *	2,992	126,741
Patriot Transportation Holding Inc *	2,454	83,240
Paylocity Holding Corp *	3,087	60,660
Pendrell Corp *	60,466	81,024
Performant Financial Corp *	11,067	89,421
PGT Inc *	17,235	160,630
Pike Corp *	10,222	121,540
Plug Power Inc *	60,773	278,948
Ply Gem Holdings Inc *	7,978	86,482
Polypore International Inc *	16,424	639,058
Powell Industries Inc	3,359	137,249
Power Solutions International Inc *	1,638	113,022
PowerSecure International Inc *	8,316	79,667
Preformed Line Products Co	963	50,808
Primoris Services Corp	13,867	372,190
Proto Labs Inc *	8,251	569,319
Quad/Graphics Inc	10,019	192,866
Quality Distribution Inc *	10,000	127,800
Quanex Building Products Corp	13,727	248,321
Quest Resource Holding Corp *	5,379	9,252
Raven Industries Inc	13,252	323,349
RBC Bearings Inc	8,445	478,831
Republic Airways Holdings Inc *	18,149	201,635
Resources Connection Inc	14,286	199,147
Revolution Lighting Technologies Inc *	11,933	20,047
Rexnord Corp *	27,370	778,676
Roadrunner Transportation Systems Inc *	10,170	231,774
RPX Corp *	19,570	268,696
Rush Enterprises Inc ‘A’ *	12,469	417,088
Safe Bulkers Inc	14,366	95,678
Saia Inc *	8,965	444,305
Scorpio Bulkers Inc *	49,015	285,267
SIFCO Industries Inc	870	26,187
Simpson Manufacturing Co Inc	15,066	439,174
SkyWest Inc	18,552	144,335
SP Plus Corp *	5,655	107,219
Sparton Corp *	3,697	91,131
Standex International Corp	4,650	344,751
Steelcase Inc ‘A’	30,086	487,092
Sterling Construction Co Inc *	6,890	52,846
Stock Building Supply Holdings Inc *	5,439	85,447
Sun Hydraulics Corp	8,094	304,253
Swift Transportation Co *	31,096	652,394
TAL International Group Inc *	12,408	511,830
Taser International Inc *	19,652	303,427
TCP International Holdings Ltd * (Switzerland)	2,476	18,867
Team Inc *	7,458	282,733
Teledyne Technologies Inc *	13,689	1,286,903
Tennant Co	6,697	449,302
Tetra Tech Inc	23,703	592,101
Textainer Group Holdings Ltd (Bermuda)	7,833	243,763
The Advisory Board Co *	13,416	625,051
The Brink’s Co	17,679	425,003
The Corporate Executive Board Co	12,386	744,027
The ExOne Co *	3,679	76,854
The Gorman-Rupp Co	6,866	206,255
The Greenbrier Cos Inc	10,054	737,763
The KEYW Holding Corp *	11,863	131,323
Thermon Group Holdings Inc *	11,614	283,614
Titan International Inc	16,071	189,959
Titan Machinery Inc *	6,388	82,980
Trex Co Inc *	12,268	424,105

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
TriMas Corp *	16,479	$400,934
TriNet Group Inc *	5,790	149,093
TrueBlue Inc *	15,076	380,820
Tutor Perini Corp *	13,601	359,066
Twin Disc Inc	3,031	81,716
Ultrapetrol Bahamas Ltd * (Bahamas)	8,022	25,029
UniFirst Corp	5,382	519,847
United Stationers Inc	14,374	540,031
Universal Forest Products Inc	7,338	313,406
Universal Truckload Services Inc	2,436	59,073
US Ecology Inc	7,845	366,832
USA Truck Inc *	2,215	38,829
UTi Worldwide Inc * (United Kingdom)	33,263	353,586
Viad Corp	7,517	155,226
Vicor Corp *	6,068	57,039
VSE Corp	1,559	76,422
Wabash National Corp *	25,079	334,052
WageWorks Inc *	12,788	582,238
Watsco Inc	9,425	812,246
Watts Water Technologies Inc ‘A’	10,383	604,810
Werner Enterprises Inc	16,300	410,760
Wesco Aircraft Holdings Inc *	19,157	333,332
West Corp	13,999	412,411
Woodward Inc	24,133	1,149,213
Xerium Technologies Inc *	3,982	58,177
XPO Logistics Inc *	19,119	720,213
YRC Worldwide Inc *	11,373	231,099

		81,398,782

Information Technology - 17.4%

A10 Networks Inc *	4,647	42,334
ACI Worldwide Inc *	41,416	776,964
Actuate Corp *	17,088	66,643
Acxiom Corp *	28,111	465,237
ADTRAN Inc	20,549	421,871
Advanced Energy Industries Inc *	14,968	281,249
Advent Software Inc	18,740	591,434
Aerohive Networks Inc *	3,494	28,022
Agilysys Inc *	5,335	62,580
Alliance Fiber Optic Products Inc	4,640	57,675
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,818	73,489
Ambarella Inc * (Cayman)	10,480	457,662
Amber Road Inc *	3,227	55,956
American Software Inc ‘A’	9,035	79,689
Amkor Technology Inc *	31,009	260,786
Angie’s List Inc *	16,119	102,678
Anixter International Inc	9,882	838,389
Applied Micro Circuits Corp *	28,378	198,646
Applied Optoelectronics Inc *	5,419	87,246
Aruba Networks Inc *	38,857	838,534
Aspen Technology Inc *	33,514	1,264,148
Audience Inc *	5,179	38,325
AVG Technologies NV * (Netherlands)	12,746	211,329
Axcelis Technologies Inc *	40,613	80,820
Badger Meter Inc	5,262	265,468
Bankrate Inc *	24,394	277,116
Barracuda Networks Inc *	2,902	74,436
Bazaarvoice Inc *	18,333	135,481
Bel Fuse Inc ‘B’	3,662	90,598
Belden Inc	15,879	1,016,574
Benchmark Electronics Inc *	19,615	435,649
Benefitfocus Inc *	1,789	48,196
Black Box Corp	5,642	131,571
Blackbaud Inc	16,832	661,329
Blackhawk Network Holdings Inc *	19,141	620,168
Blucora Inc *	15,365	234,163
Borderfree Inc *	2,240	28,896
Bottomline Technologies de Inc *	14,316	394,978
Brightcove Inc *	11,790	65,788

	Shares	Value
BroadSoft Inc *	10,403	$218,879
Brooks Automation Inc	24,156	253,880
Cabot Microelectronics Corp *	8,770	363,516
CACI International Inc ‘A’ *	8,655	616,842
CalAmp Corp *	13,068	230,258
Calix Inc *	15,286	146,287
Callidus Software Inc *	16,656	200,205
Carbonite Inc *	6,590	67,482
Cardtronics Inc *	16,263	572,458
Care.com Inc *	2,425	19,764
Cascade Microtech Inc *	4,609	46,689
Cass Information Systems Inc	4,292	177,689
Cavium Inc *	19,235	956,557
CEVA Inc *	7,731	103,905
ChannelAdvisor Corp *	7,628	125,099
Checkpoint Systems Inc *	15,137	185,125
Ciber Inc *	28,985	99,419
Ciena Corp *	38,337	640,995
Cirrus Logic Inc *	22,639	472,023
Clearfield Inc *	4,182	53,237
Cognex Corp *	31,594	1,272,290
Coherent Inc *	9,065	556,319
Cohu Inc	9,168	109,741
CommVault Systems Inc *	17,196	866,678
Computer Task Group Inc	5,784	64,202
Compuware Corp	79,942	848,185
comScore Inc *	12,568	457,601
Comtech Telecommunications Corp	5,538	205,737
Comverse Inc *	8,183	182,726
Constant Contact Inc *	11,425	310,074
Control4 Corp *	4,170	53,918
Convergys Corp	37,232	663,474
Conversant Inc *	24,366	834,535
Cornerstone OnDemand Inc *	19,333	665,249
Covisint Corp *	2,977	12,355
Cray Inc *	14,790	388,090
CSG Systems International Inc	12,582	330,655
CTS Corp	12,256	194,748
CUI Global Inc *	7,461	54,018
Cvent Inc *	6,605	167,569
Cyan Inc *	10,070	31,418
Cypress Semiconductor Corp *	57,418	567,003
Daktronics Inc	13,881	170,597
Datalink Corp *	7,409	78,758
Dealertrack Technologies Inc *	19,506	846,755
Demand Media Inc *	3,251	28,771
Demandware Inc *	10,929	556,505
Dice Holdings Inc *	14,361	120,345
Digi International Inc *	9,293	69,697
Digimarc Corp	2,333	48,316
Digital River Inc *	11,944	173,427
Diodes Inc *	13,265	317,299
Dot Hill Systems Corp *	21,970	83,047
DSP Group Inc *	7,941	70,437
DTS Inc *	6,239	157,535
E2open Inc *	8,561	79,703
EarthLink Holdings Corp	36,932	126,307
Eastman Kodak Co *	6,468	142,102
Ebix Inc	11,126	157,767
Electro Rent Corp	6,032	83,061
Electro Scientific Industries Inc	8,890	60,363
Electronics For Imaging Inc *	16,934	747,975
Ellie Mae Inc *	10,244	333,954
Emulex Corp *	25,922	128,055
Endurance International Group Holdings Inc *	11,022	179,328
EnerNOC Inc *	9,803	166,259
Entegris Inc *	50,623	582,164
Entropic Communications Inc *	32,553	86,591
Envestnet Inc *	12,373	556,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
EPAM Systems Inc *	12,969	$567,912
Epiq Systems Inc	11,252	197,585
ePlus Inc *	1,885	105,654
Euronet Worldwide Inc *	18,615	889,611
EVERTEC Inc	23,924	534,462
Everyday Health Inc *	2,748	38,390
Exar Corp *	14,542	130,151
ExlService Holdings Inc *	12,051	294,165
Extreme Networks Inc *	34,985	167,578
Fabrinet * (Cayman)	12,774	186,500
Fair Isaac Corp	11,795	649,904
Fairchild Semiconductor International Inc *	45,499	706,599
FARO Technologies Inc *	6,263	317,847
FEI Co	15,382	1,160,110
Finisar Corp *	35,267	586,490
Five9 Inc *	4,470	29,234
FleetMatics Group PLC * (Ireland)	13,599	414,769
FormFactor Inc *	20,082	143,988
Forrester Research Inc	4,115	151,679
Gerber Scientific Inc Escrow Shares * +	9,525	-
Gigamon Inc *	8,960	93,811
Global Cash Access Holdings Inc *	24,001	162,007
Global Eagle Entertainment Inc *	13,934	156,339
Globant SA * (Luxembourg)	2,344	32,980
Glu Mobile Inc *	32,653	168,816
Gogo Inc *	20,315	342,511
GrubHub Inc *	3,273	112,068
GSI Group Inc * (Canada)	11,042	126,873
GT Advanced Technologies Inc *	49,698	538,229
GTT Communications Inc *	5,126	61,051
Guidance Software Inc *	6,480	43,610
Guidewire Software Inc *	24,744	1,097,149
Harmonic Inc *	34,513	218,812
Heartland Payment Systems Inc	13,144	627,232
Higher One Holdings Inc *	13,209	32,626
iGATE Corp *	13,458	494,178
II-VI Inc *	19,181	225,760
Immersion Corp *	10,439	89,567
Imperva Inc *	8,074	231,966
Infinera Corp *	44,587	475,743
Infoblox Inc *	19,714	290,781
Information Services Group Inc *	12,111	46,022
Inphi Corp *	11,357	163,314
Insight Enterprises Inc *	14,859	336,259
Integrated Device Technology Inc *	48,614	775,393
Integrated Silicon Solution Inc	10,910	149,903
Interactive Intelligence Group Inc *	6,107	255,273
InterDigital Inc	14,728	586,469
Internap Network Services Corp *	19,943	137,607
International Rectifier Corp *	25,959	1,018,631
Intersil Corp ‘A’	46,777	664,701
Intevac Inc *	8,743	58,316
Intralinks Holdings Inc *	14,414	116,753
InvenSense Inc *	25,925	511,500
Itron Inc *	14,292	561,819
Ixia *	20,997	191,913
IXYS Corp	8,934	93,807
j2 Global Inc	17,268	852,348
Jive Software Inc *	15,701	91,537
Kemet Corp *	16,477	67,885
Kofax Ltd * (Bermuda)	26,994	208,934
Kopin Corp *	23,936	81,382
KVH Industries Inc *	5,856	66,290
Lattice Semiconductor Corp *	42,827	321,202
Limelight Networks Inc *	21,714	50,702
Lionbridge Technologies Inc *	23,822	107,199
Liquidity Services Inc *	8,998	123,722
Littelfuse Inc	8,182	696,943
LivePerson Inc *	19,621	247,028
LogMeIn Inc *	8,830	406,798

	Shares	Value
Luxoft Holding Inc * (United Kingdom)	2,888	$107,434
M/A-COM Technology Solutions Holdings Inc *	4,402	96,140
Manhattan Associates Inc *	27,580	921,724
ManTech International Corp ‘A’	8,821	237,726
Marchex Inc ‘B’	12,358	51,286
Marin Software Inc *	9,708	83,489
Marketo Inc *	9,309	300,681
Mavenir Systems Inc *	4,216	52,953
MAXIMUS Inc	24,774	994,181
MaxLinear Inc ‘A’ *	10,147	69,811
Maxwell Technologies Inc *	11,036	96,234
Measurement Specialties Inc *	5,806	497,052
Mentor Graphics Corp	35,277	723,002
Mercury Systems Inc *	12,143	133,694
Mesa Laboratories Inc	1,014	58,589
Methode Electronics Inc	13,804	508,953
Micrel Inc	16,171	194,537
Microsemi Corp *	34,565	878,297
MicroStrategy Inc ‘A’ *	3,299	431,641
Millennial Media Inc *	27,608	51,351
MKS Instruments Inc	19,441	648,941
MobileIron Inc *	4,365	48,626
Model N Inc *	7,031	69,326
ModusLink Global Solutions Inc *	13,065	46,642
MoneyGram International Inc *	10,778	135,156
Monolithic Power Systems Inc	14,033	618,154
Monotype Imaging Holdings Inc	14,367	406,873
Monster Worldwide Inc *	33,112	182,116
Move Inc *	14,367	301,132
MTS Systems Corp	5,492	374,884
Multi-Fineline Electronix Inc *	3,115	29,125
Nanometrics Inc *	8,717	131,627
NETGEAR Inc *	13,261	414,406
NetScout Systems Inc *	13,250	606,850
NeuStar Inc ‘A’ *	8,490	210,807
Newport Corp *	14,476	256,515
NIC Inc	23,700	408,114
Nimble Storage Inc *	3,403	88,376
Numerex Corp ‘A’ *	5,339	55,953
NVE Corp *	1,769	114,171
Oclaro Inc *	33,585	48,027
OmniVision Technologies Inc *	20,428	540,525
Oplink Communications Inc	6,213	104,503
OPOWER Inc *	2,837	53,506
OSI Systems Inc *	7,261	460,928
Park City Group Inc *	3,531	34,816
Park Electrochemical Corp	7,565	178,156
ParkerVision Inc *	34,991	39,890
Paycom Software Inc *	2,447	40,522
PC Connection Inc	3,475	74,608
PDF Solutions Inc *	11,073	139,631
Pegasystems Inc	12,893	246,385
Peregrine Semiconductor Corp *	10,213	126,335
Perficient Inc *	12,627	189,279
Pericom Semiconductor Corp *	8,045	78,358
Photronics Inc *	22,308	179,579
Plantronics Inc	15,502	740,686
Plexus Corp *	12,335	455,532
PMC-Sierra Inc *	63,106	470,771
Polycom Inc *	50,298	617,911
Power Integrations Inc	11,071	596,838
PRGX Global Inc *	10,139	59,415
Procera Networks Inc *	7,617	72,971
Progress Software Corp *	18,716	447,500
Proofpoint Inc *	13,451	499,570
PROS Holdings Inc *	8,567	215,888
Q2 Holdings Inc *	3,612	50,568
QAD Inc ‘A’	2,173	40,461
Qlik Technologies Inc *	32,654	882,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
QLogic Corp *	31,761	$290,931
Qualys Inc *	7,330	194,978
Quantum Corp *	80,736	93,654
QuickLogic Corp *	20,212	60,434
QuinStreet Inc *	12,449	51,663
Rally Software Development Corp *	9,201	110,504
Rambus Inc *	41,375	516,360
RealD Inc *	14,847	139,116
RealNetworks Inc *	7,963	55,343
RealPage Inc *	18,883	292,686
Reis Inc	3,047	71,879
RF Micro Devices Inc *	104,194	1,202,399
Rightside Group Ltd *	3,251	31,697
Rocket Fuel Inc *	6,776	107,061
Rofin-Sinar Technologies Inc *	10,190	234,981
Rogers Corp *	6,596	361,197
Rosetta Stone Inc *	7,716	62,114
Rubicon Technology Inc *	9,809	41,688
Ruckus Wireless Inc *	23,648	315,937
Rudolph Technologies Inc *	12,210	110,500
Sanmina Corp *	29,939	624,528
Sapiens International Corp NV * (Netherlands)	8,875	65,675
Sapient Corp *	41,752	584,528
ScanSource Inc *	10,310	356,623
Science Applications International Corp	15,380	680,257
SciQuest Inc *	9,970	149,949
Seachange International Inc *	12,134	84,453
Semtech Corp *	24,464	664,198
ServiceSource International Inc *	25,624	82,766
ShoreTel Inc *	22,654	150,649
Shutterstock Inc *	5,540	395,445
Silicon Graphics International Corp *	12,706	117,276
Silicon Image Inc *	28,782	145,061
Silicon Laboratories Inc *	15,820	642,925
Silver Spring Networks Inc *	12,959	125,054
Sonus Networks Inc *	89,386	305,700
Spansion Inc ‘A’ *	21,992	501,198
Speed Commerce Inc *	17,776	48,884
SPS Commerce Inc *	5,941	315,764
SS&C Technologies Holdings Inc *	24,787	1,087,901
Stamps.com Inc *	5,202	165,216
Super Micro Computer Inc *	12,529	368,603
Sykes Enterprises Inc *	14,540	290,509
Synaptics Inc *	13,114	959,945
Synchronoss Technologies Inc *	12,842	587,907
SYNNEX Corp *	10,364	669,825
Syntel Inc *	5,714	502,489
Take-Two Interactive Software Inc *	30,444	702,343
Tangoe Inc *	14,107	191,150
TechTarget Inc *	5,918	50,836
TeleCommunication Systems Inc ‘A’ *	17,451	48,688
Telenav Inc *	9,981	66,873
TeleTech Holdings Inc *	6,501	159,795
Tessco Technologies Inc	2,032	58,908
Tessera Technologies Inc	19,413	515,998
Textura Corp *	6,780	178,992
The Hackett Group Inc	9,608	57,264
The Rubicon Project Inc *	3,002	35,213
The Ultimate Software Group Inc *	10,322	1,460,666
TiVo Inc *	41,892	536,008
Travelzoo Inc *	2,734	42,377
Tremor Video Inc *	13,375	31,297
TriQuint Semiconductor Inc *	62,352	1,189,053
TrueCar Inc *	2,854	51,229
Trulia Inc *	13,439	657,167
TTM Technologies Inc *	19,945	135,825
TubeMogul Inc *	1,231	14,156
Tyler Technologies Inc *	12,017	1,062,303
Ubiquiti Networks Inc *	10,823	406,187

	Shares	Value
Ultra Clean Holdings Inc *	10,793	$96,597
Ultratech Inc *	10,205	232,164
Unisys Corp *	18,760	439,172
Universal Display Corp *	14,764	481,897
Unwired Planet Inc *	35,917	66,806
Varonis Systems Inc *	1,943	40,997
VASCO Data Security International Inc *	10,673	200,439
Veeco Instruments Inc *	14,576	509,431
Verint Systems Inc *	21,763	1,210,240
ViaSat Inc *	15,057	829,942
Viasystems Group Inc *	1,718	26,973
Violin Memory Inc *	29,452	143,431
VirnetX Holding Corp *	15,784	94,704
Virtusa Corp *	9,540	339,242
Vishay Precision Group Inc *	4,580	68,425
Vistaprint NV * (Netherlands)	12,136	664,931
Vitesse Semiconductor Corp *	19,638	70,697
Vringo Inc *	26,434	24,985
Web.com Group Inc *	18,843	376,106
WebMD Health Corp *	14,084	588,852
WEX Inc *	14,158	1,561,911
Wix.com Ltd * (Israel)	5,071	82,404
Xcerra Corp *	19,108	187,067
XO Group Inc *	9,859	110,519
Xoom Corp *	11,245	246,828
YuMe Inc *	6,746	33,730
Zendesk Inc *	4,179	90,225
Zix Corp *	21,952	75,076

		105,172,562

Materials - 4.9%

A Schulman Inc	10,583	382,681
Advanced Emissions Solutions Inc *	7,853	167,033
AEP Industries Inc *	1,515	57,373
AK Steel Holding Corp *	64,441	516,172
Allied Nevada Gold Corp *	38,312	126,813
AM Castle & Co *	6,908	58,994
American Vanguard Corp	10,646	119,235
Ampco-Pittsburgh Corp	3,010	60,200
Axiall Corp	25,452	911,436
Balchem Corp	11,061	625,721
Berry Plastics Group Inc *	32,791	827,645
Boise Cascade Co *	14,430	434,920
Calgon Carbon Corp *	19,419	376,340
Century Aluminum Co *	18,664	484,704
Chase Corp	2,452	76,306
Chemtura Corp *	33,005	770,007
Clearwater Paper Corp *	7,482	449,743
Coeur Mining Inc *	37,483	185,916
Commercial Metals Co	42,860	731,620
Deltic Timber Corp	4,090	254,889
Ferro Corp *	26,118	378,450
Flotek Industries Inc *	19,572	510,242
FutureFuel Corp	8,009	95,227
Globe Specialty Metals Inc	23,176	421,572
Gold Resource Corp	13,905	71,194
Graphic Packaging Holding Co *	119,298	1,482,874
Handy & Harman Ltd *	1,462	38,392
Hawkins Inc	3,832	137,799
Haynes International Inc	4,487	206,357
HB Fuller Co	18,246	724,366
Headwaters Inc *	26,743	335,357
Hecla Mining Co	124,880	309,702
Horsehead Holding Corp *	18,435	304,731
Innophos Holdings Inc	7,968	438,957
Innospec Inc	8,873	318,541
Intrepid Potash Inc *	20,369	314,701
Kaiser Aluminum Corp	6,552	499,394
KapStone Paper & Packaging Corp *	30,885	863,854
KMG Chemicals Inc	3,587	58,396

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Koppers Holdings Inc	7,479	$248,004
Kraton Performance Polymers Inc *	11,934	212,545
Kronos Worldwide Inc	7,575	104,384
Landec Corp *	9,851	120,675
Louisiana-Pacific Corp *	51,625	701,584
LSB Industries Inc *	7,055	251,934
Marrone Bio Innovations Inc *	4,918	13,082
Materion Corp	7,496	229,902
Minerals Technologies Inc	12,552	774,584
Molycorp Inc *	67,216	79,987
Myers Industries Inc	10,017	176,700
Neenah Paper Inc	6,065	324,356
Noranda Aluminum Holding Corp	16,277	73,572
Olin Corp	28,831	727,983
Olympic Steel Inc	3,325	68,395
OM Group Inc	11,680	303,096
OMNOVA Solutions Inc *	17,473	93,830
PH Glatfelter Co	15,829	347,447
PolyOne Corp	34,258	1,218,900
Quaker Chemical Corp	4,809	344,757
Rentech Inc *	83,626	143,001
Resolute Forest Products Inc *	23,642	369,761
RTI International Metals Inc *	11,191	275,970
Ryerson Holding Corp *	3,959	50,675
Schnitzer Steel Industries Inc ‘A’	9,447	227,200
Schweitzer-Mauduit International Inc	11,178	461,763
Senomyx Inc *	15,432	126,542
Sensient Technologies Corp	18,004	942,509
Stepan Co	6,997	310,527
Stillwater Mining Co *	43,627	655,714
SunCoke Energy Inc *	25,401	570,253
Taminco Corp *	10,361	270,422
Trecora Resources *	7,158	88,616
Tredegar Corp	9,027	166,187
Trinseo SA * (Luxembourg)	4,103	64,540
Tronox Ltd ‘A’ (Australia)	22,363	582,556
UFP Technologies Inc *	2,200	48,356
United States Lime & Minerals Inc	715	41,563
Universal Stainless & Alloy Products Inc *	2,586	68,167
US Concrete Inc *	5,207	136,111
US Silica Holdings Inc	19,579	1,223,883
Walter Energy Inc	24,239	56,719
Wausau Paper Corp	15,810	125,373
Worthington Industries Inc	18,747	697,763
Zep Inc	8,420	118,048

		29,365,790

Telecommunication Services - 0.8%

8x8 Inc *	32,201	215,103
Atlantic Tele-Network Inc	3,375	181,912
Boingo Wireless Inc *	8,339	59,457
Cincinnati Bell Inc *	76,741	258,617
Cogent Communications Holdings Inc	16,932	569,085
Consolidated Communications Holdings Inc	14,590	365,479
Enventis Corp	4,974	90,427
FairPoint Communications Inc *	7,599	115,277
General Communication Inc ‘A’ *	13,213	144,154
Globalstar Inc *	99,525	364,261
Hawaiian Telcom Holdco Inc *	3,915	100,576
IDT Corp ‘B’	6,154	98,833
inContact Inc *	22,046	191,690
Inteliquent Inc	11,788	146,761
Intelsat SA * (Luxembourg)	10,198	174,794
Iridium Communications Inc *	29,322	259,500
Lumos Networks Corp	6,880	111,800
magicJack VocalTec Ltd * (Israel)	6,574	64,754
NTELOS Holdings Corp	6,240	66,394
ORBCOMM Inc *	16,231	93,328
Premiere Global Services Inc *	17,546	210,026
RingCentral Inc ‘A’ *	10,370	131,803

	Shares	Value
Shenandoah Telecommunications Co	8,740	$216,839
Spok Holdings Inc	7,933	103,208
Vonage Holdings Corp *	63,577	208,533

		4,542,611

Utilities - 3.2%

Abengoa Yield PLC * (United Kingdom)	10,402	370,103
ALLETE Inc	15,413	684,183
American States Water Co	14,108	429,165
Artesian Resources Corp ‘A’	2,790	56,191
Atlantic Power Corp (Canada)	44,577	106,093
Avista Corp	21,917	669,126
Black Hills Corp	16,249	778,002
California Water Service Group	17,378	389,962
Chesapeake Utilities Corp	5,244	218,465
Cleco Corp	22,005	1,059,541
Connecticut Water Service Inc	3,962	128,765
Dynegy Inc *	36,513	1,053,765
El Paso Electric Co	14,653	535,567
IDACORP Inc	18,328	982,564
MGE Energy Inc	12,551	467,650
Middlesex Water Co	5,817	114,013
New Jersey Resources Corp	15,336	774,621
Northwest Natural Gas Co	9,851	416,205
NorthWestern Corp	14,233	645,609
NRG Yield Inc ‘A’	8,658	407,359
ONE Gas Inc	18,933	648,455
Ormat Technologies Inc	6,435	169,047
Otter Tail Corp	13,213	352,391
Pattern Energy Group Inc	14,333	443,176
Piedmont Natural Gas Co Inc	28,377	951,481
PNM Resources Inc	28,988	722,091
Portland General Electric Co	28,519	916,030
SJW Corp	5,684	152,729
South Jersey Industries Inc	12,010	640,854
Southwest Gas Corp	16,956	823,723
Spark Energy Inc ‘A’ *	864	15,008
TerraForm Power Inc ‘A’ *	8,361	241,299
The Empire District Electric Co	15,647	377,875
The Laclede Group Inc	15,725	729,640
UIL Holdings Corp	20,604	729,382
Unitil Corp	5,069	157,595
WGL Holdings Inc	18,881	795,268
York Water Co	4,732	94,640

		19,247,633

Total Common Stocks (Cost $478,233,123)		588,060,610

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $16,374,810; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $16,707,075)	$16,374,810	16,374,810

Total Short-Term Investment (Cost $16,374,810)		16,374,810

TOTAL INVESTMENTS - 99.9% (Cost $494,634,449)		604,522,841

OTHER ASSETS & LIABILITIES, NET - 0.1%		880,328

NET ASSETS - 100.0%		$605,403,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $87,421 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (12/14)	161	($332,802)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$87,421	$-	$-	$87,421
	Common Stocks (1)	588,060,610	588,060,610	-	-
	Short-Term Investment	16,374,810	-	16,374,810	-

	Total Assets	604,522,841	588,060,610	16,374,810	87,421

Liabilities	Derivatives:
	Equity Contracts
	Futures	(332,802)	(332,802)	-	-

	Total Liabilities	(332,802)	(332,802)	-	-

	Total	$604,190,039	$587,727,808	$16,374,810	$87,421

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 12.7%

Arctic Cat Inc	44,686	$1,555,967
Bloomin’ Brands Inc *	246,690	4,524,295
Brown Shoe Co Inc	102,410	2,778,383
Citi Trends Inc *	137,826	3,045,955
Corus Entertainment Inc ‘B’ (Canada)	70,808	1,572,387
Cracker Barrel Old Country Store Inc	34,700	3,580,693
Crocs Inc *	170,470	2,144,513
Dana Holding Corp	333,400	6,391,278
DineEquity Inc	30,750	2,508,893
Ethan Allen Interiors Inc	103,270	2,354,556
GameStop Corp ‘A’	91,230	3,758,676
Group 1 Automotive Inc	40,056	2,912,472
Haverty Furniture Cos Inc	90,327	1,968,225
Helen of Troy Ltd * (Bermuda)	71,440	3,752,029
International Game Technology	110,100	1,857,387
MarineMax Inc *	232,440	3,916,614
Meredith Corp	84,578	3,619,938
Meritage Homes Corp *	103,590	3,677,445
Office Depot Inc *	1,081,420	5,558,499
PetMed Express Inc	50,942	692,811
Scholastic Corp	73,926	2,389,288
Sonic Automotive Inc ‘A’	38,800	950,988
Sturm Ruger & Co Inc	74,354	3,620,296
Tenneco Inc *	79,670	4,167,538
The Buckle Inc	82,873	3,761,605
The Children’s Place Inc	84,190	4,012,495
Thor Industries Inc	138,400	7,127,600

		88,200,826

Consumer Staples - 4.5%

Cal-Maine Foods Inc	40,972	3,660,029
Cott Corp (Canada)	657,183	4,514,847
Dean Foods Co	317,970	4,213,102
Ingredion Inc	66,600	5,047,614
Sanderson Farms Inc	38,882	3,419,672
SpartanNash Co	139,570	2,714,637
The Andersons Inc	67,950	4,272,696
Universal Corp	69,699	3,093,939
Weis Markets Inc	18,015	703,125

		31,639,661

Energy - 8.2%

Alliance Resource Partners LP	53,374	2,286,542
Atwood Oceanics Inc *	41,900	1,830,611
Bill Barrett Corp *	219,330	4,834,033
Bristow Group Inc	67,300	4,522,560
CVR Energy Inc	63,274	2,830,246
Delek US Holdings Inc	60,300	1,997,136
Ensign Energy Services Inc (Canada)	95,914	1,259,784
Golar LNG Partners LP	40,348	1,400,883
Green Plains Inc	39,300	1,469,427
Gulfmark Offshore Inc ‘A’	19,200	601,920
LinnCo LLC	123,796	3,583,894
Precision Drilling Corp (NYSE) (Canada)	325,800	3,515,382
Rosetta Resources Inc *	96,550	4,302,268
SandRidge Permian Trust	100,891	979,652
ShawCor Ltd (Canada)	73,683	3,717,210
Ship Finance International Ltd (Bermuda)	159,101	2,691,989
Stone Energy Corp *	111,250	3,488,800
Tidewater Inc	69,900	2,728,197
Western Refining Inc	112,100	4,707,079
World Fuel Services Corp	113,581	4,534,153

		57,281,766

Financials - 25.1%

1st Source Corp	49,663	1,414,402
Allied World Assurance Co Holdings AG (Switzerland)	99,897	3,680,205

	Shares	Value
Altisource Residential Corp REIT	137,000	$3,288,000
American Financial Group Inc	70,000	4,052,300
Ashford Hospitality Prime Inc REIT	169,045	2,574,555
Ashford Hospitality Trust Inc REIT	228,860	2,338,949
Aspen Insurance Holdings Ltd (Bermuda)	110,540	4,727,796
Associated Banc-Corp	216,710	3,775,088
Associated Estates Realty Corp REIT	375,867	6,581,431
Blackstone Mortgage Trust Inc ‘A’ REIT	103,200	2,796,720
Boston Private Financial Holdings Inc	65,482	811,322
Canadian Western Bank (Canada)	84,920	2,987,498
CareTrust REIT Inc *	5,029	71,915
Cash America International Inc	80,099	3,508,336
CNO Financial Group Inc	287,996	4,884,412
Community Trust Bancorp Inc	25,188	847,072
Customers Bancorp Inc *	149,957	2,693,228
DiamondRock Hospitality Co REIT	273,240	3,464,683
Essent Group Ltd * (Bermuda)	70,640	1,512,402
First American Financial Corp	129,800	3,520,176
First BanCorp PR *	463,881	2,203,435
First Commonwealth Financial Corp	288,690	2,422,109
First Financial Bancorp	27,604	436,971
First Interstate BancSystem Inc	27,093	719,861
First Merchants Corp	41,189	832,430
First Niagara Financial Group Inc	740,870	6,171,447
FirstMerit Corp	430,256	7,572,506
Franklin Street Properties Corp REIT	139,300	1,562,946
Fulton Financial Corp	318,970	3,534,188
Hersha Hospitality Trust REIT	556,980	3,547,963
Home Loan Servicing Solutions Ltd (Cayman)	161,100	3,413,709
Home Properties Inc REIT	30,300	1,764,672
HomeStreet Inc	167,240	2,858,132
International Bancshares Corp	45,977	1,134,023
LTC Properties Inc REIT	96,060	3,543,653
Medical Properties Trust Inc REIT	319,650	3,918,909
Montpelier Re Holdings Ltd (Bermuda)	65,600	2,039,504
National Penn Bancshares Inc	151,064	1,466,831
Old National Bancorp	166,752	2,162,773
Omega Healthcare Investors Inc REIT	90,100	3,080,519
PacWest Bancorp	77,020	3,175,535
Parkway Properties Inc REIT	225,420	4,233,388
Popular Inc *	133,770	3,937,520
Ramco-Gershenson Properties Trust REIT	208,542	3,388,808
Retail Properties of America Inc ‘A’ REIT	188,787	2,761,954
STAG Industrial Inc REIT	111,290	2,304,816
Starwood Property Trust Inc REIT	127,100	2,791,116
Susquehanna Bancshares Inc	445,940	4,459,400
Symetra Financial Corp	88,083	2,054,976
TCF Financial Corp	113,035	1,755,434
Trustmark Corp	104,606	2,409,599
Umpqua Holdings Corp	195,124	3,213,692
Union Bankshares Corp	35,500	820,050
Universal Insurance Holdings Inc	92,283	1,193,219
Validus Holdings Ltd (Bermuda)	125,300	4,904,242
Washington Federal Inc	146,000	2,972,560
Webster Financial Corp	242,681	7,071,724
WesBanco Inc	22,405	685,369
Wilshire Bancorp Inc	349,019	3,221,445
Zions Bancorp	116,260	3,378,516

		174,650,434

Health Care - 3.8%

Analogic Corp	4,200	268,632
Health Net Inc *	51,010	2,352,071
LifePoint Hospitals Inc *	70,360	4,868,209
Molina Healthcare Inc *	53,890	2,279,547
PerkinElmer Inc	79,600	3,470,560
Select Medical Holdings Corp	216,300	2,602,089
STERIS Corp	62,875	3,392,735
Teleflex Inc	39,000	4,096,560
The Ensign Group Inc	23,921	832,451
WellCare Health Plans Inc *	43,960	2,652,546

		26,815,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Industrials - 17.5%

AAR Corp	96,600	$2,332,890
AECOM Technology Corp *	78,110	2,636,213
Air Transport Services Group Inc *	387,833	2,823,424
Alliant Techsystems Inc	34,800	4,441,872
Applied Industrial Technologies Inc	34,800	1,588,620
AZZ Inc	25,571	1,068,101
Columbus McKinnon Corp	188,814	4,152,020
Con-way Inc	67,880	3,224,300
Crane Co	68,150	4,307,761
Cubic Corp	29,800	1,394,640
Curtiss-Wright Corp	24,600	1,621,632
Deluxe Corp	50,857	2,805,272
Elbit Systems Ltd (NASDAQ) (Israel)	18,600	1,154,874
EnerSys	59,900	3,512,536
Ennis Inc	37,800	497,826
GATX Corp	48,923	2,855,636
General Cable Corp	158,870	2,395,760
Granite Construction Inc	86,140	2,740,113
Hawaiian Holdings Inc *	298,670	4,017,111
Hillenbrand Inc	63,100	1,949,159
Hyster-Yale Materials Handling Inc	35,110	2,514,578
Kelly Services Inc ‘A’	88,950	1,393,847
Kennametal Inc	100,500	4,151,655
Park-Ohio Holdings Corp	15,100	722,686
Rush Enterprises Inc ‘A’ *	80,638	2,697,341
SkyWest Inc	248,770	1,935,431
Standex International Corp	15,800	1,171,412
TAL International Group Inc *	67,380	2,779,425
Terex Corp	92,580	2,941,267
Textainer Group Holdings Ltd (Bermuda)	49,498	1,540,378
The Babcock & Wilcox Co	131,239	3,634,008
Trinity Industries Inc	108,792	5,082,762
Triumph Group Inc	55,939	3,638,832
Tutor Perini Corp *	168,020	4,435,728
UniFirst Corp	21,748	2,100,639
United Stationers Inc	141,243	5,306,500
URS Corp	96,250	5,544,962
Valmont Industries Inc	33,800	4,560,634
Viad Corp	226,340	4,673,921
Wabash National Corp *	363,310	4,839,289
West Corp	40,296	1,187,120
WestJet Airlines Ltd (Canada)	115,875	3,240,506

		121,612,681

Information Technology - 12.4%

Advanced Micro Devices Inc *	502,620	1,713,934
Anixter International Inc	32,350	2,744,574
Arrow Electronics Inc *	71,650	3,965,827
Avnet Inc	83,150	3,450,725
AVX Corp	68,700	912,336
Belden Inc	67,100	4,295,742
Booz Allen Hamilton Holding Corp	312,980	7,323,732
Convergys Corp	190,929	3,402,355
CSG Systems International Inc	139,390	3,663,169
Entegris Inc *	277,890	3,195,735
Fabrinet * (Cayman)	222,023	3,241,536
Finisar Corp *	117,450	1,953,194
Insight Enterprises Inc *	161,358	3,651,532
Integrated Silicon Solution Inc	311,170	4,275,476
j2 Global Inc	74,096	3,657,379
Jabil Circuit Inc	192,250	3,877,682
Mentor Graphics Corp	181,980	3,729,680
Mitel Networks Corp * (Canada)	374,409	3,425,842
MKS Instruments Inc	131,480	4,388,802
Photronics Inc *	393,248	3,165,646
Spansion Inc ‘A’ *	225,325	5,135,157
Sykes Enterprises Inc *	229,500	4,585,410
TTM Technologies Inc *	310,870	2,117,025
Vishay Intertechnology Inc	326,932	4,671,858

		86,544,348

	Shares	Value
Materials - 8.9%

A Schulman Inc	156,380	$5,654,701
Cabot Corp	80,600	4,092,062
Commercial Metals Co	248,500	4,241,895
Graphic Packaging Holding Co *	219,860	2,732,860
Hi-Crush Partners LP	41,687	2,149,382
HudBay Minerals Inc (Canada)	363,911	3,109,628
Innophos Holdings Inc	51,100	2,815,099
Methanex Corp (NASDAQ) (Canada)	53,256	3,557,501
Neenah Paper Inc	44,397	2,374,352
Olin Corp	169,805	4,287,576
Rayonier Advanced Materials Inc	101,600	3,343,656
Rentech Nitrogen Partners LP	58,423	726,782
Rock-Tenn Co ‘A’	56,000	2,664,480
Royal Gold Inc	66,125	4,294,157
RTI International Metals Inc *	102,640	2,531,102
Schweitzer-Mauduit International Inc	39,322	1,624,392
Silgan Holdings Inc	56,270	2,644,690
Sonoco Products Co	87,550	3,439,840
Steel Dynamics Inc	151,800	3,432,198
Stepan Co	27,672	1,228,083
Western Forest Products Inc (Canada)	497,764	995,572

		61,940,008

Telecommunication Services - 0.1%

Inteliquent Inc	57,890	720,731

Utilities - 4.3%
Atmos Energy Corp	96,800	4,617,360
El Paso Electric Co	46,547	1,701,293
Great Plains Energy Inc	151,900	3,671,423
PNM Resources Inc	199,770	4,976,270
Southwest Gas Corp	102,760	4,992,081
The Laclede Group Inc	37,100	1,721,440
UGI Corp	240,400	8,195,236

		29,875,103

Total Common Stocks (Cost $630,457,371)		679,280,958

CLOSED-END MUTUAL FUND - 0.3%

Central Fund of Canada Ltd ‘A’ (Canada)	144,500	1,778,795

Total Closed-End Mutual Fund (Cost $1,767,121)		1,778,795

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $19,790,339; collateralized by U.S. Treasury Notes: 1.250% - 1.500% due 01/31/19 and value $20,193,225)	$19,790,339	19,790,339

Total Short-Term Investment (Cost $19,790,339)		19,790,339

TOTAL INVESTMENTS - 100.6% (Cost $652,014,831)		700,850,092

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(4,237,907)

NET ASSETS - 100.0%		$696,612,185

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$679,280,958	$679,280,958	$-	$-
	Closed-End Mutual Fund	1,778,795	1,778,795	-	-
	Short-Term Investment	19,790,339	-	19,790,339	-

	Total	$700,850,092	$681,059,753	$19,790,339	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.0%

Consumer Discretionary - 0.4%

DISH DBS Corp 6.625% due 10/01/14	$2,000,000	$2,000,000
Lowe’s Cos Inc 0.654% due 09/10/19 §	5,000,000	5,013,320

		7,013,320

Consumer Staples - 0.2%
Mondelez International Inc 4.125% due 02/09/16	1,850,000	1,929,308
Philip Morris International Inc 2.500% due 05/16/16	700,000	720,060
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	700,000	723,791

		3,373,159

Energy - 2.2%
Enbridge Inc (Canada) 0.684% due 06/02/17 §	1,900,000	1,907,265
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	1,831,000	1,822,651
ONEOK Partners LP 2.000% due 10/01/17	7,245,000	7,292,100
Sinopec Group Overseas Development Ltd (United Kingdom) 1.750% due 04/10/17 ~	22,500,000	22,452,750
Transocean Inc (Cayman) 4.950% due 11/15/15	9,500,000	9,867,726

		43,342,492

Financials - 15.1%
American Express Credit Corp 0.724% due 08/15/19 §	6,300,000	6,319,555
Asian Development Bank (Multi-National) 0.164% due 05/13/16 §	40,000,000	40,003,400
Banco Santander Chile (Chile) 1.134% due 04/11/17 § ~	1,800,000	1,806,491
BPCE SA (France) 0.865% due 06/17/17 §	15,200,000	15,267,002
Daimler Finance North America LLC 0.580% due 08/01/17 § ~	10,500,000	10,504,368
DBS Bank Ltd (Singapore) 0.844% due 07/15/21 § ~	5,000,000	4,930,000
DBS Group Holdings Ltd (Singapore) 0.733% due 07/16/19 § ~	20,000,000	20,014,060
Eksportfinans ASA (Norway) 2.000% due 09/15/15	1,000,000	1,001,250
Export-Import Bank of Korea (South Korea) 0.984% due 01/14/17 §	3,200,000	3,221,347
5.125% due 03/16/15	3,000,000	3,059,346
Ford Motor Credit Co LLC 0.684% due 11/08/16 §	9,400,000	9,400,865
HBOS PLC (United Kingdom) 0.933% due 09/06/17 § ~	6,612,000	6,611,418
Hyundai Capital America 3.750% due 04/06/16 ~	808,000	839,026
Hyundai Capital Services Inc (South Korea) 1.034% due 03/18/17 § ~	300,000	300,908
Industrial Bank of Korea (South Korea) 2.375% due 07/17/17 ~	6,500,000	6,620,107
International Bank for Reconstruction & Development (Multi-National) 0.370% due 08/04/17 §	33,000,000	33,030,954
Kookmin Bank (South Korea) 1.375% due 01/15/16 ~	3,500,000	3,517,776
1.484% due 10/11/16 § ~	2,900,000	2,939,225

	Principal Amount	Value
Korea Finance Corp (South Korea) 3.250% due 09/20/16	$535,000	$556,003
LeasePlan Corp NV (Netherlands) 3.000% due 10/23/17 ~	1,000,000	1,025,886
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	1,100,000	1,100,634
Morgan Stanley 3.800% due 04/29/16	5,000,000	5,211,285
Norddeutsche Landesbank Girozentrale (Germany) 0.875% due 10/16/15 ~	2,000,000	2,006,506
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	700,000	716,625
RCI Banque SA (France) 4.600% due 04/12/16 ~	1,000,000	1,050,518
Realkredit Danmark AS (Denmark) 2.000% due 04/01/15	DKK 20,400,000	3,493,443
Shinhan Bank (South Korea) 0.883% due 04/08/17 § ~	$2,000,000	2,006,716
Synchrony Financial 1.875% due 08/15/17	1,000,000	1,002,129
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.543% due 09/08/17 § ~	30,600,000	30,630,845
The Bear Stearns Cos LLC 6.400% due 10/02/17	6,000,000	6,792,198
The Goldman Sachs Group Inc 5.350% due 01/15/16	600,000	634,141
The Korea Development Bank (South Korea) 0.857% due 01/22/17 §	2,000,000	2,005,942
Toyota Motor Credit Corp 2.800% due 01/11/16	700,000	720,258
UBS AG (Switzerland) 0.873% due 08/14/19 §	10,000,000	10,064,370
Volkswagen Group of America Finance LLC 0.605% due 05/23/17 § ~	4,000,000	4,006,724
Volkswagen International Finance NV (Netherlands) 2.875% due 04/01/16 ~	700,000	721,370
Wells Fargo & Co 0.492% due 09/08/17 §	27,500,000	27,503,740
0.633% due 09/14/18 §	19,500,000	19,503,568

		290,139,999

Health Care - 0.8%

Amgen Inc 0.615% due 05/22/17 §	15,600,000	15,646,847

Industrials - 0.1%

USG Corp 8.375% due 10/15/18 ~	1,000,000	1,043,250

Information Technology - 0.1%

International Business Machines Corp 2.000% due 01/05/16	1,050,000	1,068,604

Telecommunication Services - 4.9%

BellSouth Corp 4.182% due 04/26/21 ~	40,000,000	40,826,240
Verizon Communications Inc 0.632% due 06/09/17 §	17,000,000	17,051,901
1.984% due 09/14/18 §	34,400,000	36,272,151

		94,150,292

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Utilities - 0.2%
The Laclede Group Inc 0.982% due 08/15/17 §	$4,000,000	$4,001,664

Total Corporate Bonds & Notes (Cost $459,451,600)		459,779,627

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligation - Commercial - 0.1%
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	1,870,423	1,885,478

Total Mortgage-Backed Securities (Cost $1,938,781)		1,885,478

ASSET-BACKED SECURITIES - 5.9%
Aimco CLO (Cayman) 0.482% due 08/20/20 " § ~	942,711	935,836
Ally Auto Receivables Trust 0.480% due 02/15/17 "	12,000,000	12,004,524
American Express Credit Account Master Trust 1.260% due 01/15/20 "	20,000,000	19,935,110
Carlyle High Yield Partners X Ltd (Cayman) 0.449% due 04/19/22 " § ~	1,907,988	1,879,052
Citibank Credit Card Issuance Trust
0.274% due 12/17/18 " §	30,000,000	29,881,965
4.850% due 03/10/17 "	19,000,000	19,378,537
Fifth Third Auto Trust 0.450% due 04/17/17 "	1,300,000	1,300,097
GE Equipment Transportation LLC 0.550% due 12/23/16 "	1,500,000	1,500,504
LCM X LP (Cayman) 1.494% due 04/15/22 " § ~	10,000,000	9,999,947
Neuberger Berman XII Ltd CLO (Cayman) 1.384% due 07/25/23 " § ~	2,000,000	1,999,000
Ocean Trails CLO I (Cayman) 0.484% due 10/12/20 " § ~	1,475,556	1,470,425
Symphony CLO Ltd (Cayman) 1.335% due 01/09/23 " § ~	4,000,000	4,000,000
Synchrony Credit Card Master Note Trust 3.690% due 03/15/18 "	2,200,000	2,232,095
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	6,000,000	5,994,408

Total Asset-Backed Securities (Cost $112,635,653)		112,511,500

U.S. TREASURY OBLIGATIONS - 0.7%

U.S. Treasury Notes - 0.7%
0.250% due 02/28/15 ‡	12,300,000	12,311,045
0.250% due 03/31/15	700,000	700,752

		13,011,797

Total U.S. Treasury Obligations (Cost $13,007,987)		13,011,797

SHORT-TERM INVESTMENTS - 29.5%

Commercial Paper - 1.3%
Nisource Finance Corp 0.620% due 10/01/14	7,800,000	7,799,866
Tesco PLC (United Kingdom) 1.024% due 08/18/15	16,500,000	16,377,887

		24,177,753

	Principal Amount	Value
U.S. Government Agency Issues - 18.0%
Fannie Mae
0.025% due 01/20/15	$5,300,000	$5,299,868
0.095% due 01/20/15	11,300,000	11,299,717
0.102% due 02/17/15	3,200,000	3,199,875
Federal Home Loan Bank
0.080% due 03/18/15	6,700,000	6,699,377
0.085% due 03/06/15	4,900,000	4,899,574
0.090% due 02/27/15	102,225,000	102,214,781
0.102% due 01/26/15	2,300,000	2,299,940
0.105% due 04/09/15	5,200,000	5,199,178
0.118% due 05/19/15	8,400,000	8,398,118
Freddie Mac
0.020% due 02/06/15	180,500,000	180,493,502
0.090% due 01/21/15	5,100,000	5,099,873
0.105% due 03/17/15	5,800,000	5,799,461
0.155% due 07/22/15	4,800,000	4,797,845

		345,701,109

U.S. Treasury Bills - 0.0%
0.051% due 02/12/15 ‡	122,000	121,992

Repurchase Agreements - 10.2%

Barclays PLC 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $28,400,000; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $28,956,953)	28,400,000	28,400,000
Deutsche Bank AG 0.014% due 10/01/14 (Dated 09/30/14, repurchase price of $27,900,011; collateralized by U.S. Treasury Notes: 2.750% due 08/15/42 and value $28,391,906)	27,900,000	27,900,000
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $2,660,972; collateralized by U.S. Treasury Notes: 1.500% due 01/31/19 and value $2,716,350)	2,660,972	2,660,972
JPMorgan Chase & Co 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $101,900,000; collateralized by Federal Home Loan Bank: 1.500% due 02/28/17 and value $9,901,220; U.S. Treasury Inflation Index Notes: 3.875% due 04/15/29 and value $77,149,792; and U.S. Treasury Notes: 0.750% due 12/31/17 and value $41,128,459)	101,900,000	101,900,000
The Goldman Sachs Group Inc 0.010% due 10/01/14 (Dated 09/30/14, repurchase price of $3,300,001; collateralized by Freddie Mac: 3.500% due 09/01/42 and value $3,370,125)	3,300,000	3,300,000
The Toronto Dominion Bank 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $31,600,000; collateralized by U.S. Treasury Notes: 2.000% due 02/28/21 and value $32,263,043)	31,600,000	31,600,000

		195,760,972

Total Short-Term Investments (Cost $565,708,245)		565,761,826

TOTAL INVESTMENTS - 60.2% (Cost $1,152,742,266)		1,152,950,228

OTHER ASSETS & LIABILITIES, NET - 39.8%		762,162,986

NET ASSETS - 100.0%		$1,915,113,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2014, investments with a total aggregate value of $2,593,209 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
S&P 500 E-Mini (12/14)	19,542	($18,090,845)

(d)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	1,648,000	USD	2,690,720	12/14	BNP	($20,697)
USD	3,650,108	DKK	20,400,000	04/15	BNP	183,446
USD	8,046,569	EUR	6,006,000	11/14	CIT	458,140
USD	2,690,437	GBP	1,648,000	12/14	BNP	20,415

Total Forward Foreign Currency Contracts						$641,304

(e)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CMBX AAA1	0.100%	10/12/52	GSC	$3,541,971	($13,179)	($11,069)	($2,110)

Total Swap Agreements					($13,179)	($11,069)	($2,110)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$459,779,627	$-	$459,779,627	$-
	Mortgage-Backed Securities	1,885,478	-	1,885,478	-
	Asset-Backed Securities	112,511,500	-	112,511,500	-
	U.S. Treasury Obligations	13,011,797	-	13,011,797	-
	Short-Term Investments	565,761,826	-	565,761,826	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	662,001	-	662,001	-

	Total Assets	1,153,612,229	-	1,153,612,229	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(13,179)	-	(13,179)	-
	Equity Contracts
	Futures	(18,090,845)	(18,090,845)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(20,697)	-	(20,697)	-

	Total Liabilities - Derivatives	(18,124,721)	(18,090,845)	(33,876)	-

	Total Liabilities	(18,124,721)	(18,090,845)	(33,876)	-

	Total	$1,135,487,508	($18,090,845)	$1,153,578,353	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 16.4%

AutoZone Inc *	15,280	$7,787,605
Bed Bath & Beyond Inc *	133,400	8,781,722
Best Buy Co Inc	316,900	10,644,671
Brookfield Residential Properties Inc (NYSE) * (Canada)	216,400	4,087,796
CBS Corp ‘B’	60,510	3,237,285
ClubCorp Holdings Inc	166,350	3,298,720
Coach Inc	63,616	2,265,366
DIRECTV *	51,071	4,418,663
DISH Network Corp ‘A’ *	188,411	12,167,582
Entercom Communications Corp ‘A’ *	148,094	1,189,195
Expedia Inc	143,900	12,608,518
Gannett Co Inc	141,200	4,189,404
Genuine Parts Co	39,240	3,441,740
Hanesbrands Inc	65,200	7,005,088
Kohl’s Corp	257,800	15,733,534
La Quinta Holdings Inc *	255,047	4,843,343
Omnicom Group Inc	104,400	7,188,984
The Gap Inc	215,700	8,992,533
The Home Depot Inc	86,479	7,933,583
Time Inc *	131,100	3,071,673
Time Warner Inc	40,613	3,054,504
Twenty-First Century Fox Inc ‘B’	128,400	4,277,004

		140,218,513

Consumer Staples - 4.8%

CVS Health Corp	70,422	5,604,887
Dr Pepper Snapple Group Inc	118,200	7,601,442
Post Holdings Inc *	126,909	4,210,841
The Kroger Co	113,100	5,881,200
The Procter & Gamble Co	154,360	12,926,106
TreeHouse Foods Inc *	62,500	5,031,250

		41,255,726

Energy - 8.4%

CONSOL Energy Inc	207,050	7,838,913
Devon Energy Corp	140,416	9,573,563
Exxon Mobil Corp	307,530	28,923,196
Kinder Morgan Inc	110,413	4,233,234
Marathon Oil Corp	89,200	3,353,028
PBF Energy Inc ‘A’	143,872	3,452,928
Phillips 66	110,560	8,989,634
Southwestern Energy Co *	147,980	5,171,901

		71,536,397

Financials - 34.2%

Alleghany Corp *	10,189	4,260,530
Allied World Assurance Co Holdings AG (Switzerland)	67,500	2,486,700
Ally Financial Inc *	386,274	8,938,380
American Homes 4 Rent ‘A’ REIT	170,683	2,882,836
American International Group Inc	236,312	12,765,574
American Residential Properties Inc REIT *	141,210	2,589,791
Ameriprise Financial Inc	45,250	5,582,945
Bank of America Corp	913,240	15,570,742
Brixmor Property Group Inc REIT	197,885	4,404,920
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	119,800	5,386,208
Capital One Financial Corp	193,767	15,815,263
Citigroup Inc	233,100	12,079,242
Citizens Financial Group Inc *	188,500	4,414,670
CNO Financial Group Inc	153,187	2,598,052
EastGroup Properties Inc REIT	40,927	2,479,767
Excel Trust Inc REIT	189,857	2,234,617
Fifth Third Bancorp	279,205	5,589,684
First Republic Bank	95,100	4,696,038

	Shares	Value
Hudson City Bancorp Inc	376,400	$3,658,608
Kimco Realty Corp REIT	201,895	4,423,519
Legg Mason Inc	207,370	10,609,049
Loews Corp	420,055	17,499,491
M&T Bank Corp	47,050	5,800,795
Marsh & McLennan Cos Inc	120,890	6,327,383
National Bank Holdings Corp ‘A’	131,770	2,519,442
Northern Trust Corp	79,720	5,423,352
Old Republic International Corp	153,158	2,187,096
Prudential Financial Inc	123,800	10,886,972
Rayonier Inc REIT	151,510	4,718,021
SunTrust Banks Inc	225,729	8,584,474
T Rowe Price Group Inc	141,444	11,089,210
The Hartford Financial Services Group Inc	240,900	8,973,525
The PNC Financial Services Group Inc	103,710	8,875,502
The Travelers Cos Inc	95,255	8,948,255
Unum Group	181,000	6,222,780
US Bancorp	250,700	10,486,781
Wells Fargo & Co	575,200	29,835,624
Weyerhaeuser Co REIT	219,300	6,986,898
WR Berkley Corp	63,700	3,044,860

		291,877,596

Health Care - 9.6%

Aetna Inc	90,100	7,298,100
Johnson & Johnson	189,748	20,225,239
Merck & Co Inc	272,900	16,177,512
National Healthcare Corp	54,236	3,010,641
Pfizer Inc	649,600	19,208,672
UnitedHealth Group Inc	110,608	9,539,940
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	47,056	6,173,747

		81,633,851

Industrials - 7.5%

Carlisle Cos Inc	99,514	7,998,935
Crane Co	38,807	2,452,991
Delta Air Lines Inc	234,309	8,470,270
Dover Corp	104,910	8,427,420
Equifax Inc	110,970	8,293,898
Honeywell International Inc	82,700	7,701,024
Illinois Tool Works Inc	99,800	8,425,116
United Technologies Corp	81,807	8,638,819
WW Grainger Inc	12,400	3,120,460

		63,528,933

Information Technology - 7.1%

Analog Devices Inc	94,200	4,661,958
Cisco Systems Inc	423,800	10,667,046
Hewlett-Packard Co	178,000	6,313,660
International Business Machines Corp	36,774	6,980,809
KLA-Tencor Corp	84,100	6,625,398
Microsoft Corp	149,740	6,941,946
QUALCOMM Inc	89,540	6,694,906
Texas Instruments Inc	136,322	6,501,196
The Western Union Co	305,800	4,905,032

		60,291,951

Materials - 3.1%

Ball Corp	104,200	6,592,734
KapStone Paper & Packaging Corp *	104,600	2,925,662
Martin Marietta Materials Inc	52,980	6,831,241
Rock-Tenn Co ‘A’	141,440	6,729,715
The Mosaic Co	75,330	3,345,406

		26,424,758

Telecommunication Services - 1.3%

Verizon Communications Inc	229,252	11,460,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Utilities - 5.9%

American Electric Power Co Inc	117,200	$6,119,012
Duke Energy Corp	104,890	7,842,625
Edison International	102,400	5,726,208
NextEra Energy Inc	85,000	7,979,800
NiSource Inc	59,800	2,450,604
Northeast Utilities	98,000	4,341,400
Sempra Energy	84,600	8,915,148
Xcel Energy Inc	220,190	6,693,776

		50,068,573

Total Common Stocks (Cost $731,572,436)		838,296,606

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $14,419,536; collateralized by U.S. Treasury Notes: 1.500% due 01/31/19 and value $14,711,075)	$14,419,536	14,419,536

Total Short-Term Investment (Cost $14,419,536)		14,419,536

TOTAL INVESTMENTS - 100.0% (Cost $745,991,972)		852,716,142

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(222,898)

NET ASSETS - 100.0%		$852,493,244

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$838,296,606	$838,296,606	$-	$-
	Short-Term Investment	14,419,536	-	14,419,536	-

	Total	$852,716,142	$838,296,606	$14,419,536	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

OncoGenex Pharmaceutical Inc Exercise @ $20.00 Exp 10/19/15 * ¯	12,820	$-
SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 * ¯	135,383	1

		1

Total Warrants (Cost $0)		1

COMMON STOCKS - 98.0%

Health Care - 97.1%

Abbott Laboratories	119,800	4,982,482
AbbVie Inc	159,300	9,201,168
Acceleron Pharma Inc *	12,000	362,880
Acorda Therapeutics Inc *	15,100	511,588
Actavis PLC * (Ireland)	30,640	7,392,819
Actelion Ltd (Switzerland)	12,900	1,512,425
Aetna Inc	27,600	2,235,600
Agilent Technologies Inc	59,500	3,390,310
Agios Pharmaceuticals Inc *	17,900	1,098,165
Alder Biopharmaceuticals Inc *	16,800	213,024
Alere Inc *	18,500	717,430
Alexion Pharmaceuticals Inc *	48,200	7,992,524
Align Technology Inc *	11,000	568,480
Alkermes PLC * (Ireland)	76,900	3,296,703
Allergan Inc	32,900	5,862,451
AmerisourceBergen Corp	19,500	1,507,350
Amgen Inc	61,100	8,582,106
AstraZeneca PLC (United Kingdom)	67,400	4,828,816
AtriCure Inc *	25,100	369,472
Avalanche Biotechnologies Inc *	3,300	112,827
Baxter International Inc	46,900	3,366,013
Bayer AG (Germany)	24,700	3,459,319
Becton Dickinson & Co	27,200	3,095,632
BioCryst Pharmaceuticals Inc *	16,300	159,414
Biogen Idec Inc *	29,656	9,810,501
BioMarin Pharmaceutical Inc *	52,900	3,817,264
Bluebird Bio Inc *	3,100	111,228
Boston Scientific Corp *	224,800	2,654,888
Bristol-Myers Squibb Co	101,500	5,194,770
Cardinal Health Inc	59,700	4,472,724
CareFusion Corp *	48,600	2,199,150
Catalent Inc *	36,300	908,589
Celgene Corp *	99,200	9,402,176
Celldex Therapeutics Inc *	21,600	279,936
Cerner Corp *	35,200	2,096,864
Charles River Laboratories International Inc *	50,000	2,987,000
Chugai Pharmaceutical Co Ltd (Japan)	55,600	1,606,897
Cigna Corp	50,000	4,534,500
Clovis Oncology Inc *	18,800	852,768
Coloplast AS ‘B’ (Denmark)	24,400	2,041,941
Covidien PLC (Ireland)	68,700	5,943,237
DENTSPLY International Inc	12,800	583,680
DexCom Inc *	23,300	931,767
Dyax Corp *	51,500	521,180
Edwards Lifesciences Corp *	37,500	3,830,625
Eli Lilly & Co	87,100	5,648,435
Envision Healthcare Holdings Inc *	58,200	2,018,376
Express Scripts Holding Co *	21,100	1,490,293
Genomic Health Inc *	12,900	365,199
Gilead Sciences Inc *	48,700	5,184,115
HCA Holdings Inc *	79,900	5,634,548
HealthEquity Inc *	6,100	111,691
ICON PLC * (Ireland)	13,800	789,774

	Shares	Value
Illumina Inc *	25,200	$4,130,784
Incyte Corp *	32,600	1,599,030
Insulet Corp *	8,300	305,855
Intra-Cellular Therapies Inc *	60,300	826,713
Intuitive Surgical Inc *	3,200	1,477,824
Isis Pharmaceuticals Inc *	14,600	566,918
Jazz Pharmaceuticals PLC * (Ireland)	6,600	1,059,696
Johnson & Johnson	82,600	8,804,334
Karyopharm Therapeutics Inc *	30,400	1,062,176
Mallinckrodt PLC * (Ireland)	30,100	2,713,515
Masimo Corp *	16,200	344,736
McKesson Corp	35,900	6,988,653
Medivation Inc *	17,400	1,720,338
Medtronic Inc	66,600	4,125,870
Merck & Co Inc	161,700	9,585,576
Mylan Inc *	66,900	3,043,281
Neurocrine Biosciences Inc *	55,000	861,850
Novartis AG (Switzerland)	82,000	7,722,604
Otonomy Inc *	6,300	151,200
Pacira Pharmaceuticals Inc *	3,300	319,836
Perrigo Co PLC (Ireland)	30,700	4,610,833
Pfizer Inc	129,300	3,823,401
Phibro Animal Health Corp ‘A’	20,400	457,164
Premier Inc ‘A’ *	27,800	913,508
Puma Biotechnology Inc *	12,600	3,005,982
PW Medtech Group Ltd * (Cayman)	793,000	420,935
Receptos Inc *	12,100	751,531
Regeneron Pharmaceuticals Inc *	11,275	4,064,863
Roche Holding AG (XVTX) (Switzerland)	14,840	4,394,155
Sage Therapeutics Inc *	2,000	63,000
Salix Pharmaceuticals Ltd *	9,600	1,499,904
Seattle Genetics Inc *	37,300	1,386,814
Shire PLC ADR (United Kingdom)	12,300	3,186,315
St Jude Medical Inc	43,900	2,639,707
Stryker Corp	62,700	5,063,025
Team Health Holdings Inc *	30,300	1,757,097
Tekmira Pharmaceuticals Corp * (Canada)	24,000	507,360
Teva Pharmaceutical Industries Ltd ADR (Israel)	84,400	4,536,500
The Cooper Cos Inc	13,000	2,024,750
Thermo Fisher Scientific Inc	31,400	3,821,380
Thoratec Corp *	12,800	342,144
Ultragenyx Pharmaceutical Inc *	27,300	1,545,180
UnitedHealth Group Inc	90,700	7,822,875
Universal Health Services Inc ‘B’	27,600	2,884,200
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	24,500	3,214,400
Varian Medical Systems Inc *	7,400	592,888
Vertex Pharmaceuticals Inc *	28,300	3,178,373
Volcano Corp *	21,900	233,016
WellPoint Inc	13,700	1,638,794
Zimmer Holdings Inc	12,900	1,297,095
Zoetis Inc	22,900	846,155

		290,777,247

Materials - 0.9%

Sigma-Aldrich Corp	19,400	2,638,594

Total Common Stocks (Cost $235,741,775)		293,415,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $11,388,609; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $11,618,025)	$11,388,609	$11,388,609

Total Short-Term Investment (Cost $11,388,609)		11,388,609

TOTAL INVESTMENTS - 101.8% (Cost $247,130,384)		304,804,451

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(5,475,089)

NET ASSETS - 100.0%		$299,329,362

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Pharmaceuticals	36.3%
Biotechnology	23.6%
Health Care Equipment	14.8%
Managed Health Care	5.5%
Life Sciences Tools & Services	5.0%
Health Care Distributors	4.3%
Others (each less than 3.0%)	8.5%

	98.0%
Short-Term Investment	3.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of September 30, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	$-	$-	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	1	0.0%

	$-	$1	0.0%

(d)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	759,524	USD	846,124	10/14	CIT	($50,430)
EUR	1,948,880	USD	2,575,560	10/14	CIT	(113,710)
EUR	1,041,000	USD	1,394,440	10/14	TDB	(79,436)
USD	7,521,000	CHF	6,752,482	10/14	CIT	446,959
USD	87,371	CHF	83,632	10/14	TDB	(243)
USD	4,511,000	EUR	3,333,321	10/14	BNP	300,306
USD	13,769	EUR	10,929	10/14	TDB	(37)
USD	27,292	GBP	16,000	10/14	CIT	1,358
USD	3,248,649	GBP	1,898,000	10/14	DUB	172,240
USD	1,733,000	GBP	1,012,334	10/14	TDB	92,139
USD	258	HKD	2,000	10/14	CIT	-
USD	370,000	HKD	2,867,897	10/14	TDB	674

Total Forward Foreign Currency Contracts						$769,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1	$-	$1	$-
	Common Stocks
	Health Care	290,777,247	264,790,155	25,987,092	-
	Materials	2,638,594	2,638,594	-	-

		293,415,841	267,428,749	25,987,092	-
	Short-Term Investment	11,388,609	-	11,388,609	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,013,676	-	1,013,676	-

	Total Assets	305,818,127	267,428,749	38,389,378	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(243,856)	-	(243,856)	-

	Total Liabilities	(243,856)	-	(243,856)	-

	Total	$305,574,271	$267,428,749	$38,145,522	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 3.2%

Hilton Worldwide Holdings Inc *	229,415	$5,650,491
Starwood Hotels & Resorts Worldwide Inc	240,356	20,000,023

		25,650,514

Financials - 96.3%

Acadia Realty Trust REIT	76,290	2,104,078
Alexandria Real Estate Equities Inc REIT	101,968	7,520,140
AvalonBay Communities Inc REIT	314,079	44,275,717
Boston Properties Inc REIT	246,833	28,573,388
Camden Property Trust REIT	188,929	12,947,304
Chesapeake Lodging Trust REIT	177,265	5,167,275
Cousins Properties Inc REIT	652,089	7,792,464
CubeSmart REIT	47,733	858,239
DCT Industrial Trust Inc REIT	386,720	2,904,267
DDR Corp REIT	3,049	51,010
Duke Realty Corp REIT	366,064	6,288,980
Equity Lifestyle Properties Inc REIT	257,813	10,920,959
Equity Residential REIT	1,110,845	68,405,835
Essex Property Trust Inc REIT	53,234	9,515,577
Federal Realty Investment Trust REIT	70,156	8,310,680
Forest City Enterprises Inc ‘A’ *	292,501	5,721,320
General Growth Properties Inc REIT	1,423,884	33,532,468
HCP Inc REIT	387,149	15,373,687
Health Care REIT Inc	99,831	6,226,459
Healthcare Realty Trust Inc REIT	336,084	7,958,469
Host Hotels & Resorts Inc REIT	3,599,513	76,777,612
Hudson Pacific Properties Inc REIT	389,635	9,608,399
Liberty Property Trust REIT	285,525	9,496,561
Mack-Cali Realty Corp REIT	511,004	9,765,286
Mid-America Apartment Communities Inc REIT	177,861	11,676,575
National Retail Properties Inc REIT	308,055	10,649,461
New York REIT Inc	19,550	200,974
Prologis Inc REIT	468,461	17,660,980
PS Business Parks Inc REIT	60,521	4,608,069
Public Storage REIT	238,801	39,602,758

	Shares	Value
Realty Income Corp REIT	166,035	$6,772,568
Regency Centers Corp REIT	549,602	29,585,076
Rexford Industrial Realty Inc REIT	192,631	2,666,013
Senior Housing Properties Trust REIT	806,484	16,871,645
Simon Property Group Inc REIT	664,938	109,329,106
Sovran Self Storage Inc REIT	44,663	3,321,141
Summit Hotel Properties Inc REIT	363,197	3,915,264
Sunstone Hotel Investors Inc REIT	259,826	3,590,795
Tanger Factory Outlet Centers Inc REIT	568,626	18,605,443
Taubman Centers Inc REIT	8,102	591,446
The Macerich Co REIT	316,479	20,200,855
Ventas Inc REIT	375,421	23,257,331
Vornado Realty Trust REIT	534,802	53,458,808
WP Carey Inc REIT	34,150	2,177,745

		768,838,227

Total Common Stocks (Cost $701,400,086)		794,488,741

TOTAL INVESTMENTS - 99.5% (Cost $701,400,086)		794,488,741

OTHER ASSETS & LIABILITIES, NET - 0.5%		4,053,412

NET ASSETS - 100.0%		$798,542,153

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	30.0%
Specialized	25.4%
Residential	19.8%
Diversified	10.5%
Office	7.0%
Hotels, Resorts & Cruise Lines	3.2%
Others (each less than 3.0%)	3.6%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$794,488,741	$794,488,741	$-	$-

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($1,434,688)	$-	($1,434,688)	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 3.3%

Garmin Ltd (Switzerland)	22,200	$1,154,178
Harman International Industries Inc	17,900	1,754,916

		2,909,094

Financials - 0.7%

QTS Realty Trust Inc ‘A’ REIT	19,700	597,895

Health Care - 15.2%

Allergan Inc	5,400	962,226
Cardiovascular Systems Inc *	14,000	330,820
Cerner Corp *	35,300	2,102,821
Evogene Ltd * (Israel)	26,303	346,147
Isis Pharmaceuticals Inc *	48,200	1,871,606
Tenet Healthcare Corp *	23,500	1,395,665
Teva Pharmaceutical Industries Ltd ADR (Israel)	35,900	1,929,625
Vertex Pharmaceuticals Inc *	34,700	3,897,157
Volcano Corp *	51,800	551,152

		13,387,219

Industrials - 7.6%

Abengoa SA ADR (Spain)	58,700	1,560,833
Abengoa SA ‘B’ (Spain)	85,000	444,177
Advanced Drainage Systems Inc *	26,870	562,926
Pentair PLC (Ireland)	33,900	2,220,111
SolarCity Corp *	9,500	566,200
Toshiba Corp (Japan)	297,000	1,377,395

		6,731,642

Information Technology - 67.8%

21Vianet Group Inc ADR * (Cayman)	26,100	469,800
ACI Worldwide Inc *	121,800	2,284,968
Acxiom Corp *	98,400	1,628,520
Alibaba Group Holding Ltd ADR * (Cayman)	10,700	950,695
Alliance Data Systems Corp *	15,739	3,907,522
Apple Inc	11,588	1,167,491
Aspen Technology Inc *	69,000	2,602,680
Broadcom Corp ‘A’	11,600	468,872
Cree Inc *	76,000	3,112,200
Cypress Semiconductor Corp *	101,400	1,001,325
Dialog Semiconductor PLC * (United Kingdom)	38,700	1,085,240
EPAM Systems Inc *	19,800	867,042
Euronet Worldwide Inc *	59,400	2,838,726
EVERTEC Inc	40,900	913,706
Facebook Inc ‘A’ *	25,700	2,031,328
FLIR Systems Inc	26,600	833,644
Globant SA * (Luxembourg)	11,572	162,818
Google Inc ‘A’ *	2,115	1,244,487
Google Inc ‘C’ *	2,115	1,221,117
iGATE Corp *	72,200	2,651,184
Intel Corp	25,900	901,838
Lam Research Corp	7,000	522,900
Marvell Technology Group Ltd (Bermuda)	79,300	1,068,964
Micron Technology Inc *	244,300	8,369,718
Microsemi Corp *	64,700	1,644,027
Microsoft Corp	52,900	2,452,444
Mobileye NV * (Netherlands)	6,600	353,694
Nanometrics Inc *	23,300	351,830
NXP Semiconductors NV * (Netherlands)	29,700	2,032,371
Photronics Inc *	78,700	633,535
QIWI PLC ADR (Cyprus)	33,400	1,055,106
Qlik Technologies Inc *	36,300	981,552
Rambus Inc *	95,300	1,189,344
Ruckus Wireless Inc *	57,300	765,528

	Shares	Value
Semtech Corp *	21,900	$594,585
Silver Spring Networks Inc *	78,100	753,665
Twitter Inc *	19,700	1,016,126
Universal Display Corp *	34,700	1,132,608
Vishay Intertechnology Inc	31,300	447,277
WNS Holdings Ltd ADR * (United Kingdom)	91,300	2,055,163

		59,765,640

Materials - 0.6%

BioAmber Inc *	44,000	439,120
Marrone Bio Innovations Inc *	41,900	111,454

		550,574

Telecommunication Services - 1.7%

Sprint Corp *	148,400	940,856
Windstream Holdings Inc	56,200	605,836

		1,546,692

Utilities - 0.5%

Abengoa Yield PLC * (United Kingdom)	11,800	419,844

Total Common Stocks (Cost $82,204,260)		85,908,600

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $34,217)		34,217

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $1,572,193; collateralized by Freddie Mac 3.750% due 03/27/19 and value $1,603,950)	$1,572,193	1,572,193

Total Short-Term Investment (Cost $1,572,193)		1,572,193

TOTAL INVESTMENTS - 99.2% (Cost $83,810,670)		87,515,010

OTHER ASSETS & LIABILITIES, NET - 0.8%		682,436

NET ASSETS - 100.0%		$88,197,446

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Semiconductors	24.3%
Data Processing & Outsourced Services	12.2%
Application Software	8.1%
Internet Software & Services	7.9%
Biotechnology	6.9%
IT Consulting & Other Services	5.8%
Consumer Electronics	3.3%
Pharmaceuticals	3.3%
Others (each less than 3.0%)	25.6%

97.4%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	0.8%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Purchased options outstanding as of September 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Intel Corp	$37.00	01/17/15	MSC	383	$34,217	$34,217

Total Purchased Options					$34,217	$34,217

(d)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	-	$-
Call Options Written	80	8,600
Put Options Written	535	29,630
Call Options Closed	(80)	(8,600)
Put Options Closed	(80)	(4,000)

Outstanding, September 30, 2014	455	$25,630

(e)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - Intel Corp	$31.00	01/17/15	MSC	455	$25,630	($25,630)

Total Written Options					$25,630	($25,630)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$2,909,094	$2,909,094	$-	$-
	Financials	597,895	597,895	-	-
	Health Care	13,387,219	13,387,219	-	-
	Industrials	6,731,642	4,910,070	1,821,572	-
	Information Technology	59,765,640	58,680,400	1,085,240	-
	Materials	550,574	550,574	-	-
	Telecommunication Services	1,546,692	1,546,692	-	-
	Utilities	419,844	419,844	-	-

		85,908,600	83,001,788	2,906,812	-
	Short-Term Investment	1,572,193	-	1,572,193	-
	Derivatives:
	Equity Contracts
	Purchased Options	34,217	-	34,217	-

	Total Assets	87,515,010	83,001,788	4,513,222	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(25,630)	-	(25,630)	-

	Total Liabilities	(25,630)	-	(25,630)	-

	Total	$87,489,380	$83,001,788	$4,487,592	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$1,509,339

Total Warrants (Cost $804,480)		1,509,339

PREFERRED STOCKS - 5.4%

Brazil - 4.1%

Banco Bradesco SA ADR	695,950	9,917,288
Lojas Americanas SA	4,177,075	23,703,226
Petroleo Brasileiro SA ADR	2,922,200	43,511,558
Telefonica Brasil SA	1,500	29,660

		77,161,732

Colombia - 1.2%

Banco Davivienda SA	579,248	8,341,192
Bancolombia SA	108,278	1,532,471
Bancolombia SA ADR	180,440	10,234,557
Cementos Argos SA (NYSE)	501,923	2,567,869

		22,676,089

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,152,671

Total Preferred Stocks (Cost $99,009,639)		100,990,492

COMMON STOCKS - 91.6%

Bermuda - 0.9%

Jardine Strategic Holdings Ltd (XSES)	469,719	16,324,019

Brazil - 8.1%

AMBEV SA ADR	1,056,300	6,918,765
B2W Cia Digital *	590,294	7,909,976
BM&FBovespa SA	6,495,843	29,696,041
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,551,100	7,825,997
Diagnosticos da America SA	1,311,500	6,451,010
Embraer SA ADR	430,393	16,880,014
Estacio Participacoes SA	1,492,300	15,509,800
Kroton Educacional SA	2,749,970	17,278,945
Natura Cosmeticos SA	1,014,350	15,324,548
Sul America SA	1,241,041	7,716,737
Telefonica Brasil SA ADR	1,007,500	19,827,600

		151,339,433

Cayman - 12.8%

58.com Inc ADR *	85,900	3,199,775
Alibaba Group Holding Ltd ADR *	77,800	6,912,530
Baidu Inc ADR *	452,170	98,677,059
Ctrip.com International Ltd ADR *	114,460	6,496,750
Eurasia Drilling Co Ltd GDR (LI) ~	217,205	6,163,718
Home Inns & Hotels Management Inc ADR *	290,250	8,414,347
JD.com Inc ADR *	97,725	2,523,259
Mindray Medical International Ltd ADR	241,730	7,290,577
New Oriental Education & Technology Group Inc ADR *	793,150	18,401,080
Qunar Cayman Islands Ltd ADR *	75,000	2,073,750
SOHO China Ltd	12,528,500	9,049,527
Tencent Holdings Ltd	2,089,918	31,110,704

	Shares	Value
Tingyi Cayman Islands Holding Corp	9,756,000	$25,647,139
Want Want China Holdings Ltd	10,691,000	13,335,103

		239,295,318

Chile - 0.9%

Cencosud SA	5,831,945	17,176,781

China - 2.6%

China Life Insurance Co Ltd ‘H’	1,739,000	4,827,341
China Oilfield Services Ltd ‘H’	3,602,000	9,516,135
China Pacific Insurance Group Co Ltd ‘H’	1,054,800	3,699,742
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	7,819,000	7,735,854
Sinopharm Group Co Ltd ‘H’	4,190,000	15,302,369
Tsingtao Brewery Co Ltd ‘H’	1,036,000	7,362,338

		48,443,779

Colombia - 2.0%

Almacenes Exito SA	551,091	8,066,359
Almacenes Exito SA GDR ~	519,978	7,701,862
Grupo Aval Acciones y Valores ADR (NYSE) *	688,050	9,323,078
Grupo de Inversiones Suramericana SA	616,162	12,365,869

		37,457,168

Denmark - 1.2%

Carlsberg AS ‘B’	258,637	22,944,424

Egypt - 0.7%

Commercial International Bank Egypt SAE	1,790,086	12,737,325

France - 2.6%

LVMH Moet Hennessy Louis Vuitton SA	120,602	19,549,693
Pernod Ricard SA	251,531	28,429,574

		47,979,267

Hong Kong - 4.6%

AIA Group Ltd	3,499,200	18,059,265
CNOOC Ltd	10,139,000	17,451,267
Hang Lung Group Ltd	1,766,000	8,751,152
Hang Lung Properties Ltd	9,078,000	25,791,753
Hong Kong Exchanges & Clearing Ltd	756,025	16,291,176

		86,344,613

India - 13.8%

Ambuja Cements Ltd	1,979,887	6,848,304
Apollo Hospitals Enterprise Ltd	524,025	9,519,814
Asian Paints Ltd	540,097	5,509,856
Cipla Ltd	1,285,244	13,052,347
Colgate-Palmolive India Ltd	251,306	7,093,521
Divi’s Laboratories Ltd	57,593	1,673,851
Dr Reddy’s Laboratories Ltd	241,386	12,641,696
Glenmark Pharmaceuticals Ltd	250,740	2,929,918
Hindustan Unilever Ltd	344,653	4,156,396
Housing Development Finance Corp	2,784,124	47,475,337
ICICI Bank Ltd ADR	721,720	35,436,452
Infosys Ltd	720,352	43,794,576
Larsen & Toubro Ltd	157,584	3,706,885
Lupin Ltd	120,297	2,714,047
Marico Ltd	1,229,804	6,174,742
Shriram Transport Finance Co Ltd	130,969	1,976,357
Sun Pharmaceutical Industries Ltd	438,653	6,072,531
Tata Consultancy Services Ltd	444,968	19,729,531
Ultratech Cement Ltd	198,136	8,441,701
Zee Entertainment Enterprises Ltd	3,692,349	18,720,519

		257,668,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Indonesia - 2.6%

P.T. Astra International Tbk	46,552,400	$26,945,880
P.T. Indocement Tunggal Prakarsa Tbk	4,608,700	8,153,163
P.T. Semen Indonesia Persero Tbk	7,172,500	9,066,289
P.T. Unilever Indonesia Tbk	1,448,500	3,768,860

		47,934,192

Italy - 1.7%

Prada SPA	5,240,800	31,770,005

Luxembourg - 1.5%

Tenaris SA ADR	592,190	26,974,254

Malaysia - 1.2%

Genting Bhd	7,544,200	21,821,697

Mexico - 6.3%

America Movil SAB de CV ‘L’ ADR	1,270,590	32,018,868
Fomento Economico Mexicano SAB de CV	1,984,392	18,266,660
Grupo Aeroportuario del Sureste SAB de CV ‘B’	322,875	4,172,217
Grupo Financiero Banorte SAB de CV ‘O’	3,557,241	22,719,938
Grupo Financiero Inbursa SAB de CV ‘O’	4,402,978	12,624,897
Grupo Mexico SAB de CV ‘B’	1,173,728	3,930,051
Grupo Televisa SAB ADR	708,670	24,009,740

		117,742,371

Netherlands - 2.0%

Yandex NV ‘A’ *	1,341,100	37,275,874

Nigeria - 1.0%

Guaranty Trust Bank PLC	23,470,365	4,261,479
Nigerian Breweries PLC	8,415,264	9,039,283
Zenith Bank PLC	40,857,863	6,109,354

		19,410,116

Philippines - 2.2%

International Container Terminal Services Inc	39,780	97,817
Jollibee Foods Corp	2,309,258	10,086,051
SM Investments Corp	956,353	17,103,803
SM Prime Holdings Inc	32,862,275	12,796,454

		40,084,125

Russia - 5.0%

Alrosa AO	8,683,959	7,799,837
Magnit OJSC (RTS)	183,126	45,937,015
NOVATEK OAO GDR (LI) ~	376,902	39,260,130

		92,996,982

South Africa - 1.5%

MTN Group Ltd	730,368	15,392,186
Naspers Ltd ‘N’	113,379	12,469,870

		27,862,056

South Korea - 0.8%

NAVER Corp	17,525	13,289,960
Shinsegae Co Ltd	9,313	1,934,997

		15,224,957

Switzerland - 1.2%

Cie Financiere Richemont SA ~	274,453	22,490,787

	Shares	Value
Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd	8,640,376	$34,394,715

Thailand - 1.0%

Airports of Thailand PCL	357,400	2,627,350
CP ALL PCL	12,164,700	16,767,613

		19,394,963

Turkey - 2.8%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	916,105	10,575,153
BIM Birlesik Magazalar AS	388,577	8,138,739
Haci Omer Sabanci Holding AS	3,958,187	16,640,526
Turkiye Garanti Bankasi AS	3,759,821	13,191,339
Ulker Biskuvi Sanayi AS	564,582	3,746,765

		52,292,522

United Arab Emirates - 1.1%

DP World Ltd (LON)	793,575	15,928,621
DP World Ltd (NASDAQ)	196,857	4,084,782

		20,013,403

United Kingdom - 6.5%

Genel Energy PLC *	671,911	9,087,006
Glencore PLC *	6,658,399	36,841,268
HSBC Holdings PLC	1,617,600	16,539,181
Old Mutual PLC (XJSE)	5,283,340	15,437,717
SABMiller PLC	400,540	22,257,328
Tullow Oil PLC	2,104,490	21,909,608

		122,072,108

United States - 1.2%

MercadoLibre Inc	212,170	23,052,270

Total Common Stocks (Cost $1,498,852,087)		1,710,517,905

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $54,353,261; collateralized by U.S. Treasury Notes: 1.250% due 11/30/18 and value $55,444,156)	$54,353,261	54,353,261

Total Short-Term Investment (Cost $54,353,261)		54,353,261

TOTAL INVESTMENTS - 100.0% (Cost $1,653,019,467)		1,867,370,997

OTHER ASSETS & LIABILITIES, NET - 0.0%		541,660

NET ASSETS - 100.0%		$1,867,912,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.1%
Information Technology	16.7%
Consumer Staples	16.5%
Consumer Discretionary	16.1%
Energy	9.3%
Materials	4.8%
Health Care	4.6%
Industrials	4.3%
Telecommunication Services	3.6%
Others (each less than 3.0%)	3.0%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1,509,339	$1,509,339	$-	$-
	Preferred Stocks (1)	100,990,492	100,990,492	-	-
	Common Stocks
	Bermuda	16,324,019	-	16,324,019	-
	Brazil	151,339,433	151,339,433	-	-
	Cayman	239,295,318	153,989,127	85,306,191	-
	Chile	17,176,781	17,176,781	-	-
	China	48,443,779	-	48,443,779	-
	Colombia	37,457,168	29,755,306	7,701,862	-
	Denmark	22,944,424	-	22,944,424	-
	Egypt	12,737,325	-	12,737,325	-
	France	47,979,267	-	47,979,267	-
	Hong Kong	86,344,613	-	86,344,613	-
	India	257,668,381	35,436,452	222,231,929	-
	Indonesia	47,934,192	-	47,934,192	-
	Italy	31,770,005	-	31,770,005	-
	Luxembourg	26,974,254	26,974,254	-	-
	Malaysia	21,821,697	-	21,821,697	-
	Mexico	117,742,371	117,742,371	-	-
	Netherlands	37,275,874	37,275,874	-	-
	Nigeria	19,410,116	19,410,116	-	-
	Philippines	40,084,125	-	40,084,125	-
	Russia	92,996,982	6,130,711	86,866,271	-
	South Africa	27,862,056	-	27,862,056	-
	South Korea	15,224,957	-	15,224,957	-
	Switzerland	22,490,787	-	22,490,787	-
	Taiwan	34,394,715	-	34,394,715	-
	Thailand	19,394,963	-	19,394,963	-
	Turkey	52,292,522	-	52,292,522	-
	United Arab Emirates	20,013,403	4,084,782	15,928,621	-
	United Kingdom	122,072,108	-	122,072,108	-
	United States	23,052,270	23,052,270	-	-

		1,710,517,905	622,367,477	1,088,150,428	-
	Short-Term Investment	54,353,261	-	54,353,261	-

	Total	$1,867,370,997	$724,867,308	$1,142,503,689	$-

During the nine-month period ended September 30, 2014, an investment with a value of $12,737,325 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $159,742,484 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	1,313,601	$18,232,782

Total Preferred Stocks (Cost $18,829,622)		18,232,782

COMMON STOCKS - 97.1%

Australia - 0.4%

Orica Ltd	524,880	8,644,630

Bermuda - 1.8%

Global Brands Group Holding Ltd *	48,846,699	10,737,983
Li & Fung Ltd	22,427,980	25,437,636

		36,175,619

Brazil - 0.2%

BM&FBovespa SA	1,085,145	4,960,789

Canada - 4.8%

Canadian National Railway Co (NYSE)	700,853	49,732,529
Loblaw Cos Ltd	415,736	20,806,289
Valeant Pharmaceuticals International Inc (NYSE) *	202,217	26,530,870

		97,069,688

Denmark - 0.5%

Carlsberg AS ‘B’	106,473	9,445,522

France - 12.8%

Air Liquide SA	343,794	41,797,730
Danone SA	625,018	41,726,282
Dassault Systemes	170,963	10,942,220
GDF Suez	1,057,958	26,460,282
Legrand SA	234,494	12,162,414
LVMH Moet Hennessy Louis Vuitton SA	241,322	39,118,515
Pernod Ricard SA	374,207	42,295,167
Schneider Electric SE (XPAR)	579,998	44,351,074

		258,853,684

Germany - 12.8%

Bayer AG	671,866	94,097,109
Beiersdorf AG	368,962	30,817,567
Linde AG	211,505	40,642,936
Merck KGaA	352,750	32,509,327
MTU Aero Engines AG	107,870	9,196,161
ProSiebenSat.1 Media AG	428,493	17,055,416
SAP SE	482,966	34,826,928

		259,145,444

Hong Kong - 1.7%

AIA Group Ltd	6,704,351	34,600,953

Israel - 0.4%

Check Point Software Technologies Ltd *	122,986	8,515,551

Italy - 0.7%

Saipem SPA *	656,900	13,906,037

	Shares	Value
Japan - 12.5%

Denso Corp	890,700	$41,098,288
FANUC Corp	129,700	23,421,853
Honda Motor Co Ltd	1,304,300	45,239,601
Hoya Corp	1,200,900	40,361,891
Inpex Corp	1,787,200	25,301,588
Japan Tobacco Inc	664,000	21,613,352
Kyocera Corp	423,200	19,742,387
Shin-Etsu Chemical Co Ltd	288,400	18,866,280
Terumo Corp	749,200	17,976,038

		253,621,278

Netherlands - 7.0%

Akzo Nobel NV	478,149	32,573,763
Heineken NV	303,484	22,665,176
ING Groep NV CVA *	3,474,337	49,418,235
Randstad Holding NV	786,550	36,524,946

		141,182,120

Russia - 0.4%

Sberbank of Russia ADR (LON)	625,542	4,923,328
Sberbank of Russia ADR (OTC)	408,124	3,211,120

		8,134,448

Singapore - 2.2%

DBS Group Holdings Ltd	2,427,414	34,997,419
Singapore Telecommunications Ltd Board Lot 10	3,119,049	9,366,455

		44,363,874

South Korea - 0.7%

Samsung Electronics Co Ltd	13,027	14,583,612

Spain - 1.2%

Amadeus IT Holding SA ‘A’	623,803	23,235,736

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	569,765	23,640,215

Switzerland - 9.7%

Julius Baer Group Ltd	447,205	19,952,587
Kuehne + Nagel International AG	86,392	10,899,091
Nestle SA	1,004,705	73,694,807
Roche Holding AG (XVTX)	108,902	32,246,109
Sonova Holding AG	119,335	19,044,138
UBS AG (XVTX)	2,361,823	40,977,901

		196,814,633

Taiwan - 2.6%

Hon Hai Precision Industry Co Ltd	4,053,049	12,762,374
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,931,990	38,987,558

		51,749,932

Thailand - 0.3%

Kasikornbank PCL	870,900	6,279,943

United Kingdom - 21.1%

Barclays PLC	5,645,130	20,796,149
BG Group PLC	1,719,035	31,621,186
British Sky Broadcasting Group PLC	136,250	1,937,767
Compass Group PLC	3,649,144	58,936,605
Delphi Automotive PLC	239,049	14,663,266
Diageo PLC	1,014,560	29,334,963
Hays PLC	3,659,446	6,861,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
HSBC Holdings PLC (LI)	5,077,901	$51,679,595
Prudential PLC	605,064	13,438,951
Reckitt Benckiser Group PLC	471,643	40,822,994
Rio Tinto PLC	547,961	26,903,782
Rolls-Royce Holdings PLC *	1,077,250	16,697,803
Smiths Group PLC	1,171,906	24,004,317
Standard Chartered PLC	2,028,826	37,374,825
WPP PLC	2,594,126	51,888,000

		426,961,307

United States - 2.1%

NCR Corp *	320,471	10,706,936
Yum! Brands Inc	453,163	32,618,673

		43,325,609

Total Common Stocks (Cost $1,660,808,199)		1,965,210,624

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $29,587,585; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $30,184,181)	$29,587,585	29,587,585

Total Short-Term Investment (Cost $29,587,585)		29,587,585

TOTAL INVESTMENTS - 99.5% (Cost $1,709,225,406)		2,013,030,991

OTHER ASSETS & LIABILITIES, NET - 0.5%		10,557,124

NET ASSETS - 100.0%		$2,023,588,115

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.9%
Financials	16.8%
Consumer Staples	16.5%
Industrials	11.6%
Health Care	11.0%
Information Technology	10.6%
Materials	8.4%
Energy	3.5%
Others (each less than 3.0%)	3.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$18,232,782	$18,232,782	$-	$-
	Common Stocks
	Australia	8,644,630	-	8,644,630	-
	Bermuda	36,175,619	-	36,175,619	-
	Brazil	4,960,789	4,960,789	-	-
	Canada	97,069,688	97,069,688	-	-
	Denmark	9,445,522	-	9,445,522	-
	France	258,853,684	-	258,853,684	-
	Germany	259,145,444	-	259,145,444	-
	Hong Kong	34,600,953	-	34,600,953	-
	Israel	8,515,551	8,515,551	-	-
	Italy	13,906,037	-	13,906,037	-
	Japan	253,621,278	-	253,621,278	-
	Netherlands	141,182,120	-	141,182,120	-
	Russia	8,134,448	3,211,120	4,923,328	-
	Singapore	44,363,874	-	44,363,874	-
	South Korea	14,583,612	-	14,583,612	-
	Spain	23,235,736	-	23,235,736	-
	Sweden	23,640,215	-	23,640,215	-
	Switzerland	196,814,633	-	196,814,633	-
	Taiwan	51,749,932	38,987,558	12,762,374	-
	Thailand	6,279,943	-	6,279,943	-
	United Kingdom	426,961,307	14,663,266	412,298,041	-
	United States	43,325,609	43,325,609	-	-

		1,965,210,624	210,733,581	1,754,477,043	-
	Short-Term Investment	29,587,585	-	29,587,585	-

	Total	$2,013,030,991	$228,966,363	$1,784,064,628	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Portugal - 0.0%

Mota-Engil Africa SGPA SA Exp 12/31/49 * +	150,621	$239,922

Total Rights (Cost $0)		239,922

COMMON STOCKS - 98.1%

Australia - 4.1%

Aristocrat Leisure Ltd	761,846	3,878,453
Arrium Ltd	6,219,400	1,971,386
Beach Energy Ltd	2,020,690	2,495,316
carsales.com Ltd	250,433	2,151,795
CSR Ltd	1,470,600	4,280,331
Federation Centres REIT	2,701,749	6,106,229
Grange Resources Ltd	4,091,556	430,342
iiNET Ltd	906,473	6,436,852
Investa Office Fund REIT	1,684,000	4,927,330
PanAust Ltd	1,463,872	2,493,041
Spark Infrastructure Group	4,059,754	6,528,605
TPG Telecom Ltd	1,542,110	9,196,746

		50,896,426

Austria - 0.3%

Oesterreichische Post AG	66,894	3,208,200

Belgium - 0.7%

bpost SA	218,060	5,199,800
NV Bekaert SA	107,800	3,583,533

		8,783,333

Bermuda - 0.9%

BW LPG Ltd ~	202,395	2,557,378
Catlin Group Ltd	680,472	5,753,925
Tsakos Energy Navigation Ltd	444,300	2,834,634

		11,145,937

Canada - 9.3%

Argonaut Gold Inc *	289,800	1,014,345
B2Gold Corp *	834,700	1,699,287
Bankers Petroleum Ltd *	854,500	4,112,465
Bonavista Energy Corp	327,460	3,765,958
Calfrac Well Services Ltd	214,600	3,330,281
Canam Group Inc	273,400	2,599,857
CCL Industries Inc ‘B’	34,640	3,461,680
Cogeco Cable Inc	103,600	5,294,011
Constellation Software Inc	27,450	6,899,326
Enerflex Ltd	342,800	5,849,286
Gibson Energy Inc	175,950	5,495,541
Gluskin Sheff + Associates Inc	197,600	5,178,410
Lake Shore Gold Corp *	1,583,200	1,611,543
Leucrotta Exploration Inc *	595,400	1,148,323
Linamar Corp	84,900	4,381,642
Long Run Exploration Ltd	247,091	990,615
Lucara Diamond Corp	1,411,300	2,721,915
MacDonald Dettwiler & Associates Ltd	90,100	6,737,689
Martinrea International Inc	213,300	2,481,628
Methanex Corp (TSE)	102,600	6,848,856
Nevsun Resources Ltd	328,600	1,188,294
Parkland Fuel Corp	328,400	6,245,743
Pason Systems Inc	110,100	3,078,022
Petrowest Corp ‘A’ *	2,425,000	2,468,414
Ritchie Bros Auctioneers Inc	147,700	3,311,529
Sandvine Corp *	1,268,100	3,136,423

	Shares	Value
Stantec Inc (TSE)	80,500	$5,267,235
The Jean Coutu Group PJC Inc ‘A’	234,000	4,905,862
Transcontinental Inc ‘A’	237,300	3,104,107
Trinidad Drilling Ltd	379,900	2,845,985
Western Energy Services Corp	338,600	2,699,851

		113,874,123

Cayman - 0.4%

AMVIG Holdings Ltd	2,232,000	1,017,577
Coolpad Group Ltd	1,712,000	304,324
The United Laboratories International Holdings Ltd *	4,340,000	3,258,758

		4,580,659

Denmark - 3.7%

GN Store Nord AS	260,000	5,722,713
Jyske Bank AS *	112,065	6,034,235
NKT Holding AS	58,497	3,218,183
Pandora AS	98,847	7,730,693
Royal UNIBREW *	41,465	6,883,786
Topdanmark AS *	195,760	5,932,041
Tryg AS	58,297	6,045,191
Vestas Wind Systems AS *	91,577	3,555,317

		45,122,159

Finland - 0.7%

Sanitec Corp *	447,002	4,108,859
Tieto OYJ	179,523	4,517,047

		8,625,906

France - 3.5%

CNP Assurances	338,418	6,371,426
Eurazeo SA	34,400	2,475,173
Groupe Eurotunnel SA	298,500	3,636,391
Ipsen SA	64,288	3,156,871
Mercialys SA REIT	205,048	4,470,995
SCOR SE	200,855	6,266,187
Societe BIC SA	21,712	2,793,062
Technicolor SA *	715,753	4,665,524
Valeo SA	79,057	8,768,669

		42,604,298

Germany - 6.0%

Aareal Bank AG	94,579	4,111,884
Duerr AG	58,378	4,263,849
Freenet AG	284,543	7,398,366
Hannover Rueck SE	113,372	9,161,723
Infineon Technologies AG	754,191	7,805,372
Kloeckner & Co SE *	179,800	2,465,759
Krones AG	42,543	3,692,394
Nordex SE *	276,800	5,105,905
Norma Group SE	85,500	3,573,705
ProSiebenSat.1 Media AG	148,656	5,916,993
Rhoen Klinikum AG	187,600	5,689,500
Symrise AG	98,250	5,222,733
Talanx AG	111,016	3,693,307
United Internet AG	134,857	5,734,713

		73,836,203

Hong Kong - 0.5%

PCCW Ltd	8,991,000	5,652,816

Ireland - 1.8%

DCC PLC	135,836	7,508,959
Greencore Group PLC	587,055	2,227,760
ICON PLC *	96,000	5,494,080
Smurfit Kappa Group PLC	294,395	6,451,157

		21,681,956

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Israel - 0.7%

Cellcom Israel Ltd	207,613	$2,294,456
Mizrahi Tefahot Bank Ltd	298,450	3,568,132
Orbotech Ltd *	154,300	2,403,994

		8,266,582

Italy - 1.3%

Azimut Holding SPA	104,219	2,614,526
Banca Popolare di Milano Scarl *	4,230,700	3,413,906
Brembo SPA	164,848	5,395,580
De’Longhi	259,182	5,195,231

		16,619,243

Japan - 20.9%

ADEKA Corp	244,400	3,223,003
Ain Pharmaciez Inc	93,000	2,124,453
Alpine Electronics Inc	191,600	3,160,025
Autobacs Seven Co Ltd	162,200	2,521,026
Bando Chemical Industries Ltd	429,000	1,682,106
Calbee Inc	148,300	4,858,262
Calsonic Kansei Corp	600,000	3,276,331
Daihen Corp	826,000	3,203,389
Dainippon Screen Manufacturing Co Ltd	676,000	3,442,448
DIC Corp	2,470,000	5,544,154
Eiken Chemical Co Ltd	194,500	3,320,967
Enplas Corp	57,300	2,928,029
Fudo Tetra Corp	1,410,400	3,531,706
Haseko Corp	906,000	7,002,575
Higashi Nihon House Co Ltd	847,000	4,102,194
Hino Motors Ltd	421,000	5,895,206
Hitachi Capital Corp	265,800	6,398,968
Hitachi Transport System Ltd	222,800	2,877,520
Hogy Medical Co Ltd	51,267	2,718,980
Ichiyoshi Securities Co Ltd	235,900	2,829,644
Iida Group Holdings Co Ltd	248,124	3,038,160
Ishihara Sangyo Kaisha Ltd *	3,012,000	2,466,100
Japan Airlines Co Ltd	180,600	4,942,574
Juki Corp *	1,858,000	6,533,042
Kaken Pharmaceutical Co Ltd	133,000	3,003,508
Kanamoto Co Ltd	90,600	3,347,325
Kinden Corp	282,000	2,902,755
Kissei Pharmaceutical Co Ltd	136,600	3,428,048
Kose Corp	137,900	5,862,058
Kuroda Electric Co Ltd	247,500	3,634,251
Matsumotokiyoshi Holdings Co Ltd	150,500	4,445,186
Misawa Homes Co Ltd	238,900	2,428,232
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,165,252
Mutoh Holdings Co Ltd	653,000	3,063,335
NEC Networks & System Integration Corp	115,600	2,613,638
NHK Spring Co Ltd	391,100	3,837,572
Nichiha Corp	379,100	3,780,187
Nishio Rent All Co Ltd	95,100	3,664,866
Nisshin Steel Co Ltd	232,300	2,120,789
Nissin Electric Co Ltd	567,000	3,372,971
Nitto Kogyo Corp	144,700	2,907,876
Open House Co Ltd	199,000	3,711,350
Raysum Co Ltd *	230,200	2,105,814
Roland DG Corp	130,200	5,359,062
Sanwa Holdings Corp	585,000	4,169,885
Seikitokyu Kogyo Co Ltd	484,000	2,671,566
Seino Holdings Co Ltd	401,000	3,214,567
Showa Corp	549,000	6,017,958
SKY Perfect JSAT Holdings Inc	636,300	3,732,695
SMK Corp	649,000	3,157,819
Sohgo Security Services Co Ltd	154,900	3,642,824
Sumitomo Osaka Cement Co Ltd	1,224,000	4,020,810
Sundrug Co Ltd	74,100	3,295,369
Tabuchi Electric Co Ltd	258,000	2,754,700
Tadano Ltd	206,000	3,780,356

	Shares	Value
Taiko Pharmaceutical Co Ltd	232,600	$3,989,691
Takara Leben Co Ltd	823,700	3,067,133
The Hiroshima Bank Ltd	832,000	4,082,437
Toho Gas Co Ltd	657,000	3,709,017
Tosoh Corp	1,465,000	5,936,163
Toyo Tire & Rubber Co Ltd	416,500	7,127,590
TS Tech Co Ltd	141,600	3,448,971
Tsuruha Holdings Inc	114,800	6,389,146
Ulvac Inc *	375,664	4,709,666
Usen Corp *	1,379,420	3,946,624
Wakachiku Construction Co Ltd	2,293,000	4,357,428
Yamaichi Electronics Co Ltd	406,400	3,381,631
Yamatane Corp	1,356,000	2,226,955

		256,205,938

Multi-National - 0.3%

HKT Trust & HKT Ltd	3,339,000	4,032,969

Netherlands - 1.4%

Aalberts Industries NV	100,325	2,595,102
Delta Lloyd NV	209,000	5,017,605
Nutreco NV	104,286	3,790,546
PostNL NV *	893,047	3,838,129
USG People NV	162,508	1,909,970

		17,151,352

New Zealand - 1.5%

Fisher & Paykel Healthcare Corp Ltd	825,295	3,344,522
Meridian Energy Ltd	2,656,719	2,966,366
SKY Network Television Ltd	830,801	4,077,005
Spark New Zealand Ltd (NZX)	3,251,712	7,542,155

		17,930,048

Portugal - 0.7%

CTT-Correios de Portugal SA	274,992	2,664,444
NOS SGPS	565,800	3,403,798
Redes Energeticas Nacionais SGPS SA	840,023	2,826,368

		8,894,610

Singapore - 0.9%

Mapletree Industrial Trust REIT	2,810,000	3,125,300
Singapore Post Ltd	3,631,000	5,103,569
Yangzijiang Shipbuilding Holdings Ltd	3,000,000	2,770,759

		10,999,628

South Korea - 3.6%

Bluecom Co Ltd	200,901	2,715,616
Chong Kun Dang Pharmaceutical Corp	75,602	5,477,393
Chongkundang Holdings Corp	29,255	1,637,223
Daeduck GDS Co Ltd	208,570	2,387,887
Dongbu Insurance Co Ltd	72,800	4,094,075
Easy Bio Inc	428,814	2,959,152
Humax Co Ltd	264,489	2,815,387
Iljin Display Co Ltd	299,360	2,310,450
Korea District Heating Corp	28,274	1,745,859
LF Corp	94,800	3,146,495
LIG Insurance Co Ltd	150,310	3,970,985
Meritz Fire & Marine Insurance Co Ltd	266,300	3,299,040
SK Networks Co Ltd *	385,106	3,861,277
Vieworks Co Ltd	98,989	3,308,997

		43,729,836

Spain - 2.5%

Acerinox SA	354,801	5,426,072
Bolsas y Mercados Espanoles SA	177,378	6,739,704
Enagas SA	199,849	6,431,668
Gamesa Corp Tecnologica SA *	508,988	5,574,321
Liberbank SA *	3,171,488	3,059,507
Red Electrica Corp SA	46,982	4,054,216

		31,285,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Sweden - 2.5%

AAK AB	14,808	$772,342
Holmen AB ‘B’	106,198	3,220,551
Intrum Justitia AB	234,779	6,600,462
JM AB	162,700	5,183,226
Meda AB ‘A’	434,436	6,105,113
Medivir AB ‘B’ *	163,800	2,826,586
Nibe Industrier AB ‘B’	145,669	3,657,924
Trelleborg AB ‘B’	168,822	2,913,201

		31,279,405

Switzerland - 10.7%

Actelion Ltd	95,426	11,187,962
Adecco SA	119,180	8,041,659
Ascom Holding AG	144,000	2,018,012
Autoneum Holding AG	15,900	2,490,143
Baloise Holding AG	50,806	6,485,305
Banque Cantonale Vaudoise	9,092	4,868,389
Cembra Money Bank AG	43,251	2,458,496
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	1,929	9,620,408
EMS-Chemie Holding AG	10,581	4,382,851
Flughafen Zuerich AG	8,102	5,074,894
Forbo Holding AG	6,200	6,312,976
GAM Holding AG	255,290	4,409,111
Geberit AG	15,760	5,076,878
Georg Fischer AG	9,499	5,584,736
Givaudan SA	6,977	11,117,496
Helvetia Holding AG	12,428	6,011,700
Implenia AG	29,092	1,587,284
Lonza Group AG	42,352	5,109,042
Rieter Holding AG	12,473	2,516,821
Sonova Holding AG	31,840	5,081,203
Straumann Holding AG	28,790	6,525,880
Swiss Life Holding AG	36,300	8,639,050
Temenos Group AG	171,577	6,520,117

		131,120,413

Thailand - 0.4%

Sino-Thai Engineering & Construction PCL NVDR	6,623,000	5,494,148

United Kingdom - 18.8%

3i Group PLC	1,343,880	8,314,158
African Barrick Gold PLC	619,715	2,195,505
Ashtead Group PLC	364,865	6,127,267
AVEVA Group PLC	125,298	3,125,788
Barratt Developments PLC	422,046	2,694,418
Beazley PLC	1,653,893	7,265,859
Bellway PLC	288,264	7,284,791
Berendsen PLC	268,000	4,242,691
Berkeley Group Holdings PLC	242,129	8,813,798
Betfair Group PLC	195,000	3,688,654
Bodycote PLC	716,308	7,733,098
Booker Group PLC	2,603,207	5,153,894
Britvic PLC	403,051	4,341,341
Cairn Energy PLC *	1,299,800	3,696,696
Carillion PLC	802,372	3,958,780
Close Brothers Group PLC	390,964	9,015,566
Dialog Semiconductor PLC *	241,625	6,775,742
Dixons Carphone PLC	1,490,336	8,837,746
easyJet PLC	229,162	5,254,008
esure Group PLC	688,817	2,571,635
Go-Ahead Group PLC	186,593	7,676,992
Hikma Pharmaceuticals PLC	145,904	4,087,951
Inchcape PLC	404,534	4,216,420
Interserve PLC	254,001	2,465,246
John Wood Group PLC	293,900	3,595,274

	Shares	Value
Just Retirement Group PLC *	1,128,400	$2,395,518
Londonmetric Property PLC REIT	1,612,348	3,630,518
Micro Focus International PLC	496,417	8,530,234
Mitie Group PLC	887,725	4,128,943
Mondi PLC	570,699	9,291,737
Moneysupermarket.com Group PLC	855,695	2,715,659
Next PLC	64,461	6,900,791
Northgate PLC	690,681	5,410,650
Pace PLC	937,667	4,500,243
Persimmon PLC *	221,346	4,757,440
Playtech PLC	257,200	2,985,913
Rightmove PLC	207,228	7,183,520
RPC Group PLC	339,408	3,066,369
Savills PLC	249,395	2,470,600
Segro PLC REIT	932,377	5,466,227
Soco International PLC *	525,800	3,235,030
St James’s Place PLC	540,471	6,355,263
Taylor Wimpey PLC	4,698,249	8,534,821
WH Smith PLC	138,051	2,419,404
WS Atkins PLC	147,808	3,139,681

		230,251,879

Total Common Stocks (Cost $997,634,645)		1,203,273,555

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $19,499,978; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $19,892,663)	$19,499,978	19,499,978

Total Short-Term Investment (Cost $19,499,978)		19,499,978

TOTAL INVESTMENTS - 99.7% (Cost $1,017,134,623)		1,223,013,455

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,831,214

NET ASSETS - 100.0%		$1,226,844,669

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Industrials	21.4%
Financials	17.8%
Consumer Discretionary	16.1%
Information Technology	9.7%
Materials	9.3%
Health Care	7.7%
Consumer Staples	5.4%
Energy	4.9%
Telecommunication Services	3.5%
Others (each less than 3.0%)	3.9%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	An investment with a value of $239,922 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$239,922	$-	$-	$239,922
	Common Stocks
	Australia	50,896,426	-	50,896,426	-
	Austria	3,208,200	-	3,208,200	-
	Belgium	8,783,333	-	8,783,333	-
	Bermuda	11,145,937	2,834,634	8,311,303	-
	Canada	113,874,123	113,874,123	-	-
	Cayman	4,580,659	-	4,580,659	-
	Denmark	45,122,159	-	45,122,159	-
	Finland	8,625,906	-	8,625,906	-
	France	42,604,298	-	42,604,298	-
	Germany	73,836,203	-	73,836,203	-
	Hong Kong	5,652,816	-	5,652,816	-
	Ireland	21,681,956	5,494,080	16,187,876	-
	Israel	8,266,582	2,403,994	5,862,588	-
	Italy	16,619,243	-	16,619,243	-
	Japan	256,205,938	-	256,205,938	-
	Multi-National	4,032,969	-	4,032,969	-
	Netherlands	17,151,352	-	17,151,352	-
	New Zealand	17,930,048	-	17,930,048	-
	Portugal	8,894,610	-	8,894,610	-
	Singapore	10,999,628	-	10,999,628	-
	South Korea	43,729,836	-	43,729,836	-
	Spain	31,285,488	-	31,285,488	-
	Sweden	31,279,405	-	31,279,405	-
	Switzerland	131,120,413	-	131,120,413	-
	Thailand	5,494,148	-	5,494,148	-
	United Kingdom	230,251,879	-	230,251,879	-

		1,203,273,555	124,606,831	1,078,666,724	-
	Short-Term Investment	19,499,978	-	19,499,978	-

	Total	$1,223,013,455	$124,606,831	$1,098,166,702	$239,922

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Popular Espanol SA Exp 10/13/14 *	1,329,741	$18,475

Total Rights (Cost $20,244)		18,475

PREFERRED STOCKS - 0.8%

Germany - 0.8%

Porsche Automobil Holding SE	110,396	8,837,814

Total Preferred Stocks (Cost $11,611,291)		8,837,814

COMMON STOCKS - 97.7%

Australia - 2.0%

Australia & New Zealand Banking Group Ltd	585,151	15,810,926
Goodman Group REIT	1,451,132	6,542,679

		22,353,605

Belgium - 2.4%

KBC Groep NV *	113,160	5,973,722
Solvay SA	141,397	21,677,154

		27,650,876

Canada - 1.0%

First Quantum Minerals Ltd	570,736	11,017,735

Cayman - 0.4%

Sands China Ltd	850,000	4,415,689

China - 0.9%

Industrial & Commercial Bank of China Ltd ‘H’	16,123,000	10,061,945

Denmark - 1.0%

Danske Bank AS	416,811	11,295,897

Finland - 0.9%

UPM-Kymmene OYJ	691,759	9,813,207

France - 15.9%

AXA SA	768,599	18,928,313
BNP Paribas SA	345,764	22,864,835
Cie de St-Gobain	343,061	15,625,509
Credit Agricole SA	627,074	9,421,830
Electricite de France SA	250,212	8,205,979
GDF Suez	907,562	22,698,770
Lafarge SA	170,233	12,221,415
Publicis Groupe SA	102,877	7,054,715
Renault SA	209,839	15,146,154
Sanofi	158,590	17,891,361
Schneider Electric SE (XPAR)	194,148	14,846,038
Sodexo	115,610	11,284,018
Suez Environnement Co	329,488	5,549,115

		181,738,052

	Shares	Value
Germany - 3.3%

Bayer AG	192,615	$26,976,383
Daimler AG (XETR)	133,873	10,267,966

		37,244,349

Hong Kong - 1.3%

Hutchison Whampoa Ltd	777,000	9,390,996
The Wharf Holdings Ltd	716,000	5,092,850

		14,483,846

India - 0.5%

Infosys Ltd ADR	99,029	5,990,264

Ireland - 0.7%

Ryanair Holdings PLC ADR *	152,713	8,617,595

Italy - 5.0%

Assicurazioni Generali SPA	643,839	13,513,248
Enel SPA	2,868,868	15,136,689
Eni SPA	586,234	13,917,321
Telecom Italia SPA *	4,394,844	5,020,870
Unione di Banche Italiane SCpA	1,194,053	9,952,328

		57,540,456

Japan - 23.5%

Daikin Industries Ltd	86,700	5,380,461
Daiwa House Industry Co Ltd	659,500	11,844,180
Hitachi Ltd	3,154,000	24,004,342
Japan Airlines Co Ltd	478,400	13,092,623
Japan Tobacco Inc	399,000	12,987,541
KDDI Corp	157,300	9,465,337
Mitsubishi UFJ Financial Group Inc	5,541,700	31,368,976
Mitsui & Co Ltd	919,900	14,515,756
Mitsui Fudosan Co Ltd	452,000	13,860,822
NH Foods Ltd	349,000	7,419,685
Nippon Telegraph & Telephone Corp	233,300	14,519,718
Nomura Holdings Inc	1,853,700	10,999,823
ORIX Corp	751,800	10,382,583
Otsuka Holdings Co Ltd	235,400	8,118,834
Ricoh Co Ltd	630,900	6,783,671
Seven & I Holdings Co Ltd	284,000	11,025,779
Sony Corp	420,100	7,569,976
Sumitomo Mitsui Financial Group Inc	298,100	12,164,759
Toyota Motor Corp	487,800	28,666,519
Yamaha Motor Co Ltd	333,500	6,530,746
Yamato Holdings Co Ltd	378,900	7,057,652

		267,759,783

Netherlands - 2.7%

ING Groep NV CVA *	1,142,940	16,256,937
Koninklijke KPN NV *	4,506,755	14,386,928

		30,643,865

Norway - 1.6%

DNB ASA	449,277	8,402,258
Norsk Hydro ASA	1,713,916	9,549,004

		17,951,262

Russia - 0.5%

MMC Norilsk Nickel OJSC ADR (OTC)	327,466	6,107,241

South Korea - 1.6%

KT Corp	191,127	6,218,564
Samsung Electronics Co Ltd	10,708	11,987,512

		18,206,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Spain - 2.1%

Banco Popular Espanol SA	1,329,741	$8,090,811
Repsol SA	662,871	15,687,374

		23,778,185

Sweden - 1.5%

Electrolux AB ‘B’	631,933	16,610,221

Switzerland - 6.8%

Nestle SA	269,980	19,802,951
Novartis AG	269,218	25,354,437
Roche Holding AG (XVTX)	66,418	19,666,508
Zurich Insurance Group AG	44,612	13,265,820

		78,089,716

Taiwan - 0.5%

Asustek Computer Inc	548,000	5,217,186

Turkey - 0.6%

Turkiye Garanti Bankasi AS	2,041,603	7,162,968

United Kingdom - 21.0%

AstraZeneca PLC	229,343	16,431,086
Barclays PLC	4,192,046	15,443,119
BG Group PLC	1,127,530	20,740,611
BP PLC	1,173,562	8,599,475
British American Tobacco PLC	187,282	10,526,911
HSBC Holdings PLC (LI)	3,027,742	30,814,402
InterContinental Hotels Group PLC	256,607	9,894,615
Prudential PLC	718,216	15,952,147
Rio Tinto PLC	429,658	21,095,343
Royal Dutch Shell PLC ‘A’ (LI)	1,132,501	43,196,016
SABMiller PLC	218,541	12,143,953
Vodafone Group PLC	8,259,624	27,226,420
Wolseley PLC	132,020	6,935,953

		239,000,051

Total Common Stocks (Cost $1,075,911,100)		1,112,750,070

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $10,778,648; collateralized by U.S. Treasury Notes: 1.375% due 11/30/18 and value $10,997,438)	$10,778,648	10,778,648

Total Short-Term Investment (Cost $10,778,648)		10,778,648

TOTAL INVESTMENTS - 99.4% (Cost $1,098,321,283)		1,132,385,007

OTHER ASSETS & LIABILITIES, NET - 0.6%		6,849,933

NET ASSETS - 100.0%		$1,139,234,940

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	29.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Energy	9.0%
Industrials	8.4%
Materials	8.0%
Telecommunication Services	6.7%
Consumer Staples	6.5%
Information Technology	4.7%
Utilities	4.5%
Others (each less than 3.0%)	1.0%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	66,630,992	USD	62,023,858	11/14	HSB	($3,825,345)
CAD	1,685,508	EUR	1,189,584	11/14	HSB	897
CHF	41,070,556	USD	45,294,544	11/14	ANZ	(2,263,198)
EUR	4,610,362	USD	6,173,035	11/14	HSB	(348,627)
EUR	2,223,243	USD	2,979,136	11/14	RBC	(170,448)
EUR	8,427,610	USD	11,153,542	11/14	SSB	(506,691)
EUR	3,035,244	USD	4,056,166	11/14	UBS	(221,652)
EUR	3,121,829	USD	4,184,612	11/14	WBC	(240,712)
GBP	1,757,338	EUR	2,248,658	11/14	GSC	7,271
GBP	3,578,414	USD	5,982,067	11/14	HSB	(182,632)
GBP	4,102,177	USD	6,609,908	11/14	SSB	38,375
GBP	3,004,656	USD	5,058,367	11/14	UBS	(188,805)
HKD	18,067,485	USD	2,331,296	11/14	SSB	(4,655)
HKD	64,494,352	USD	8,322,885	11/14	WBC	(17,622)
JPY	313,628,362	USD	3,062,924	11/14	CSF	(202,655)
JPY	713,568,845	USD	6,936,230	11/14	RBC	(428,532)
JPY	909,957,724	USD	8,786,107	11/14	SGN	(487,355)
JPY	259,026,232	USD	2,535,786	11/14	UBS	(173,485)
JPY	309,293,870	USD	3,013,620	11/14	WBC	(192,881)
NOK	12,881,820	USD	2,089,598	11/14	CSF	(86,945)
NOK	16,552,354	USD	2,668,580	11/14	RBC	(95,292)
NOK	13,606,867	USD	2,210,166	11/14	WBC	(94,794)
SEK	128,589,563	USD	18,650,116	11/14	DUB	(832,432)
SGD	20,524,022	USD	16,459,432	11/14	WBC	(371,262)
USD	10,537,278	CAD	11,476,371	11/14	GSC	298,583
USD	5,771,875	CHF	5,227,483	11/14	BRC	294,821
USD	7,193,487	CHF	6,500,279	11/14	CSF	382,871
USD	4,258,990	CHF	3,866,652	11/14	UBS	207,737
USD	4,782,914	EUR	3,573,760	11/14	BRC	268,076
USD	4,565,462	EUR	3,525,516	11/14	CIT	111,574
USD	3,284,082	EUR	2,451,786	11/14	CSF	186,667
USD	2,702,995	EUR	2,021,912	11/14	DUB	148,653
USD	2,166,335	EUR	1,671,414	11/14	GSC	54,788
USD	3,223,569	EUR	2,413,109	11/14	HSB	175,016
USD	8,028,386	EUR	6,090,702	11/14	SGN	333,821
USD	2,665,468	EUR	1,992,129	11/14	SSB	148,753
USD	35,185,701	EUR	26,289,376	11/14	TDB	1,973,549
USD	3,816,109	EUR	2,864,108	11/14	UBS	197,796
USD	5,054,838	GBP	3,002,454	11/14	CSF	188,846
USD	21,748,640	GBP	12,904,524	11/14	RBS	834,640
USD	2,818,285	GBP	1,673,246	11/14	UBS	106,502
USD	4,144,322	HKD	32,117,172	11/14	GSC	8,432
USD	5,924,497	HKD	45,911,990	11/14	SGN	12,179
USD	5,442,281	HKD	42,182,086	11/14	SSB	10,281
USD	3,226,610	JPY	331,114,357	11/14	CIT	206,869
USD	50,002,101	JPY	5,139,615,994	11/14	GSC	3,129,158
USD	2,036,981	JPY	207,448,101	11/14	MSC	145,069
USD	3,913,249	JPY	400,787,557	11/14	RBC	258,094
USD	7,718,367	JPY	827,943,383	11/14	UBS	167,581
USD	17,425,887	NOK	109,787,813	11/14	DUB	357,884

Total Forward Foreign Currency Contracts						($681,237)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$18,475	$18,475	$-	$-
	Preferred Stocks (1)	8,837,814	-	8,837,814	-
	Common Stocks
	Australia	22,353,605	-	22,353,605	-
	Belgium	27,650,876	-	27,650,876	-
	Canada	11,017,735	11,017,735	-	-
	Cayman	4,415,689	-	4,415,689	-
	China	10,061,945	-	10,061,945	-
	Denmark	11,295,897	-	11,295,897	-
	Finland	9,813,207	-	9,813,207	-
	France	181,738,052	-	181,738,052	-
	Germany	37,244,349	-	37,244,349	-
	Hong Kong	14,483,846	-	14,483,846	-
	India	5,990,264	5,990,264	-	-
	Ireland	8,617,595	8,617,595	-	-
	Italy	57,540,456	-	57,540,456	-
	Japan	267,759,783	-	267,759,783	-
	Netherlands	30,643,865	-	30,643,865	-
	Norway	17,951,262	-	17,951,262	-
	Russia	6,107,241	6,107,241	-	-
	South Korea	18,206,076	-	18,206,076	-
	Spain	23,778,185	-	23,778,185	-
	Sweden	16,610,221	-	16,610,221	-
	Switzerland	78,089,716	-	78,089,716	-
	Taiwan	5,217,186	-	5,217,186	-
	Turkey	7,162,968	-	7,162,968	-
	United Kingdom	239,000,051	-	239,000,051	-

		1,112,750,070	31,732,835	1,081,017,235	-
	Short-Term Investment	10,778,648	-	10,778,648	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,254,783	-	10,254,783	-

	Total Assets	1,142,639,790	31,751,310	1,110,888,480	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(10,936,020)	-	(10,936,020)	-

	Total Liabilities	(10,936,020)	-	(10,936,020)	-

	Total	$1,131,703,770	$31,751,310	$1,099,952,460	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.5%
Consumer Discretionary - 0.2%
DISH DBS Corp 6.625% due 10/01/14	$1,000,000	$1,000,000
Lowe’s Cos Inc 0.654% due 09/10/19 §	1,000,000	1,002,664

		2,002,664

Consumer Staples - 0.2%
Mondelez International Inc 4.125% due 02/09/16	950,000	990,726
Philip Morris International Inc 2.500% due 05/16/16	300,000	308,597
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	300,000	310,196

		1,609,519

Energy - 2.4%
Enbridge Inc (Canada) 0.684% due 06/02/17 §	800,000	803,059
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	700,000	696,808
ONEOK Partners LP 2.000% due 10/01/17	3,800,000	3,824,704
Sinopec Group Overseas Development Ltd (United Kingdom) 1.750% due 04/10/17 ~	10,000,000	9,979,000
Transocean Inc (Cayman) 4.950% due 11/15/15	4,271,000	4,436,322

		19,739,893

Financials - 12.9%
American Express Credit Corp 0.724% due 08/15/19 §	2,700,000	2,708,381
Asian Development Bank (Multi-National) 0.164% due 05/13/16 §	18,000,000	18,001,530
Banco Santander Chile (Chile) 1.134% due 04/11/17 § ~	900,000	903,245
BPCE SA (France) 0.865% due 06/17/17 §	6,800,000	6,829,974
Daimler Finance North America LLC 0.580% due 08/01/17 § ~	5,000,000	5,002,080
DBS Bank Ltd (Singapore) 0.844% due 07/15/21 § ~	2,000,000	1,972,000
DBS Group Holdings Ltd (Singapore) 0.733% due 07/16/19 § ~	10,000,000	10,007,030
Eksportfinans ASA (Norway) 2.000% due 09/15/15	347,000	347,434
Export-Import Bank of Korea (South Korea)
0.984% due 01/14/17 §	1,600,000	1,610,674
5.125% due 03/16/15	2,000,000	2,039,564
Ford Motor Credit Co LLC 0.684% due 11/08/16 §	4,000,000	4,000,368
HBOS PLC (United Kingdom) 0.933% due 09/06/17 § ~	3,700,000	3,699,674
Hyundai Capital America 3.750% due 04/06/16 ~	535,000	555,543
Hyundai Capital Services Inc (South Korea) 1.034% due 03/18/17 § ~	200,000	200,605
Industrial Bank of Korea (South Korea) 2.375% due 07/17/17 ~	3,500,000	3,564,673
International Bank for Reconstruction & Development (Multi-National) 0.370% due 08/04/17 §	4,000,000	4,003,752
Kookmin Bank (South Korea)
1.375% due 01/15/16 ~	1,635,000	1,643,304
1.484% due 10/11/16 § ~	1,800,000	1,824,347

	Principal Amount	Value
LeasePlan Corp NV (Netherlands) 3.000% due 10/23/17 ~	$500,000	$512,943
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	500,000	500,288
Morgan Stanley 3.800% due 04/29/16	2,500,000	2,605,643
Norddeutsche Landesbank Girozentrale (Germany) 0.875% due 10/16/15 ~	1,000,000	1,003,253
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	300,000	307,125
RCI Banque SA (France) 4.600% due 04/12/16 ~	500,000	525,259
Realkredit Danmark AS (Denmark) 2.000% due 04/01/15	DKK 16,000,000	2,739,955
Shinhan Bank (South Korea) 0.883% due 04/08/17 § ~	$900,000	903,022
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.543% due 09/08/17 § ~	13,700,000	13,713,810
The Goldman Sachs Group Inc 5.350% due 01/15/16	275,000	290,648
The Korea Development Bank (South Korea) 0.857% due 01/22/17 §	1,000,000	1,002,971
Toyota Motor Credit Corp 2.800% due 01/11/16	300,000	308,682
Volkswagen Group of America Finance LLC 0.605% due 05/23/17 § ~	4,000,000	4,006,724
Volkswagen International Finance NV (Netherlands) 2.875% due 04/01/16 ~	300,000	309,158
Wells Fargo & Co
0.492% due 09/08/17 §	2,500,000	2,500,340
0.633% due 09/14/18 §	8,500,000	8,501,556

		108,645,555

Health Care - 1.0%
Amgen Inc 0.615% due 05/22/17 §	8,350,000	8,375,075

Industrials - 0.1%
USG Corp 8.375% due 10/15/18 ~	500,000	521,625

Information Technology - 0.1%
International Business Machines Corp 2.000% due 01/05/16	450,000	457,973

Telecommunication Services - 3.4%
BellSouth Corp 4.182% due 04/26/21 ~	17,000,000	17,351,152
Telefonica Emisiones SAU (Spain) 6.421% due 06/20/16	372,000	404,431
Verizon Communications Inc
0.632% due 06/09/17 §	2,200,000	2,206,717
1.984% due 09/14/18 §	8,400,000	8,857,153

		28,819,453

Utilities - 0.2%
The Laclede Group Inc 0.982% due 08/15/17 §	2,000,000	2,000,832

Total Corporate Bonds & Notes (Cost $172,152,875)		172,172,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.1%
Collateralized Mortgage Obligation - Commercial - 0.1%
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	$935,211	$942,739

Total Mortgage-Backed Securities (Cost $969,388)		942,739

ASSET-BACKED SECURITIES - 4.5%

Aimco CLO (Cayman) 0.482% due 08/20/20 " § ~	424,220	421,126
Ally Auto Receivables Trust 0.480% due 02/15/17 "	5,000,000	5,001,885
American Express Credit Account Master Trust 1.260% due 01/15/20 "	9,000,000	8,970,800
AmeriCredit Automobile Receivables Trust 0.680% due 10/11/16 "	2,555,986	2,557,197
Carlyle High Yield Partners X Ltd (Cayman) 0.449% due 04/19/22 " § ~	953,994	939,526
Citibank Credit Card Issuance Trust 4.850% due 03/10/17 "	8,000,000	8,159,384
Fifth Third Auto Trust 0.450% due 04/17/17 "	1,000,000	1,000,075
GE Equipment Transportation LLC 0.550% due 12/23/16 "	700,000	700,235
LCM X LP (Cayman) 1.494% due 04/15/22 " § ~	4,500,000	4,499,976
Neuberger Berman XII Ltd CLO (Cayman) 1.384% due 07/25/23 " § ~	1,000,000	999,500
Ocean Trails CLO I (Cayman) 0.484% due 10/12/20 " § ~	1,006,061	1,002,562
Synchrony Credit Card Master Note Trust 3.690% due 03/15/18 "	1,000,000	1,014,589
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	2,900,000	2,897,297

Total Asset-Backed Securities (Cost $38,224,908)		38,164,152

U.S. TREASURY OBLIGATIONS - 3.1%

U.S. Treasury Notes - 3.1%

0.250% due 02/28/15	800,000	800,718
0.250% due 03/31/15	25,600,000	25,627,495

		26,428,213

Total U.S. Treasury Obligations (Cost $26,405,963)		26,428,213

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $7,764)		1,819

SHORT-TERM INVESTMENTS - 34.9%

Commercial Paper - 1.5%

Nisource Finance Corp 0.620% due 10/01/14	4,000,000	4,000,000
Tesco PLC (United Kingdom) 1.024% due 08/18/15	8,500,000	8,437,093

		12,437,093

U.S. Government Agency Issues - 9.0%

Fannie Mae
0.080% due 02/11/15	400,000	399,985
0.095% due 01/20/15	1,600,000	1,599,960

	Principal Amount	Value
0.102% due 02/17/15	$1,100,000	$1,099,957
0.105% due 03/16/15	1,300,000	1,299,880
Federal Home Loan Bank
0.065% due 03/25/15	5,800,000	5,799,437
0.080% due 03/18/15	6,100,000	6,099,433
0.090% due 02/27/15	28,100,000	28,097,328
0.170% due 09/04/15	1,700,000	1,697,766
Freddie Mac
0.020% due 02/06/15	27,400,000	27,399,014
0.090% due 01/21/15	2,300,000	2,299,943
0.105% due 03/19/15	300,000	299,972

		76,092,675

U.S. Treasury Bills - 4.1%

0.020% due 01/08/15 ‡	2,837,000	2,836,904
0.025% due 01/02/15 ‡	6,250,000	6,249,756
0.026% due 01/02/15 ‡	5,330,000	5,329,792
0.026% due 03/26/15 ‡	2,980,000	2,979,672
0.031% due 03/26/15 ‡	620,000	619,932
0.038% due 02/19/15 ‡	2,349,000	2,348,817
0.041% due 03/12/15 ‡	2,880,000	2,879,709
0.042% due 04/02/15	420,000	419,912
0.046% due 01/08/15 ‡	340,000	339,988
0.047% due 01/22/15 ‡	830,000	829,968
0.047% due 02/26/15 ‡	4,854,000	4,853,699
0.048% due 01/15/15	572,000	571,987
0.051% due 03/05/15 ‡	1,660,000	1,659,821
0.053% due 01/22/15 ‡	540,000	539,979
0.055% due 01/22/15	461,000	460,982
0.056% due 01/22/15 ‡	1,160,000	1,159,955

		34,080,873

Repurchase Agreements - 20.3%

Barclays PLC 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $6,300,000; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $6,423,521)	6,300,000	6,300,000
Deutsche Bank AG 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $27,900,000; collateralized by U.S. Treasury Notes: 2.750% due 08/15/42 and value $28,391,906)	27,900,000	27,900,000
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $530,406; collateralized by U.S. Treasury Notes: 1.500% due 01/31/19 and value $542,275)	530,406	530,406
JPMorgan Chase & Co 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $100,900,000; collateralized by Federal Farm Credit Bank: 0.243% due 04/19/16 and value $5,641,166, U.S. Treasury Inflation Index Notes: 3.875% due 04/15/29 and value $81,896,192 and U.S. Treasury Notes: 0.750% due 12/31/17 and value $41,128,459)	100,900,000	100,900,000
The Goldman Sachs Group Inc 0.010% due 10/01/14 (Dated 09/30/14, repurchase price of $3,300,001; collateralized by Freddie Mac: 3.500% due 09/01/42 and value $3,370,125)	3,300,000	3,300,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Toronto Dominion Bank 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $31,600,000; collateralized by U.S. Treasury Notes: 2.000% - 3.000% due 02/28/21 - 05/15/42 and value $32,140,141)	$31,600,000	$31,600,000

		170,530,406

Total Short-Term Investments (Cost $293,119,520)		293,141,047

TOTAL INVESTMENTS - 63.1% (Cost $530,880,418)		530,850,559

OTHER ASSETS & LIABILITIES, NET - 36.9%		309,829,406

NET ASSETS - 100.0%		$840,679,965

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2014, investments with a total aggregate value of $28,572,223 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index (12/14)	11,090	($26,637)
FTSE 100 Index (12/14)	1,738	(4,926,164)
NIKKEI 225 Index (12/14)	2,860	5,480,948

Total Futures Contracts		$528,147

(d)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	162,737,000	USD	214,555,716	10/14	CIT	($9,010,671)
EUR	10,693,000	USD	13,960,596	10/14	CSF	(454,797)
EUR	5,856,000	USD	7,686,869	10/14	DUB	(290,446)
EUR	163,336,000	USD	215,602,213	10/14	GSC	(9,300,602)
GBP	111,410,000	USD	179,573,535	12/14	BNP	928,435
JPY	372,900,000	USD	3,441,327	10/14	BNP	(41,281)
JPY	312,800,000	USD	2,918,202	10/14	CSF	(66,139)
JPY	22,556,633,400	USD	216,654,438	10/14	GSC	(10,986,479)
JPY	110,600,000	USD	1,053,909	10/14	SCB	(45,475)
USD	2,862,830	DKK	16,000,000	04/15	BNP	143,879

Total Forward Foreign Currency Contracts						($29,123,576)

(e)	Purchased options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - EUR versus USD	$1.08	12/15/14	CIT	EUR 60,000,000	$7,764	$1,819

Total Purchased Options					$7,764	$1,819

(f)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CMBX AAA1	0.100%	10/12/52	GSC	$2,179,675	($8,110)	($6,811)	($1,299)

Total Swap Agreements					($8,110)	($6,811)	($1,299)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$172,172,589	$-	$172,172,589	$-
	Mortgage-Backed Securities	942,739	-	942,739	-
	Asset-Backed Securities	38,164,152	-	38,164,152	-
	U.S. Treasury Obligations	26,428,213	-	26,428,213	-
	Short-Term Investments	293,141,047	-	293,141,047	-
	Derivatives:
	Equity Contracts
	Futures	5,480,948	5,480,948	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,072,314	-	1,072,314	-
	Purchased Options	1,819	-	1,819	-

	Total Foreign Currency Contracts	1,074,133	-	1,074,133	-

	Total Assets - Derivatives	6,555,081	5,480,948	1,074,133	-

	Total Assets	537,403,821	5,480,948	531,922,873	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,110)	-	(8,110)	-
	Equity Contracts
	Futures	(4,952,801)	(4,952,801)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(30,195,890)	-	(30,195,890)	-

	Total Liabilities - Derivatives	(35,156,801)	(4,952,801)	(30,204,000)	-

	Total Liabilities	(35,156,801)	(4,952,801)	(30,204,000)	-

	Total	$502,247,020	$528,147	$501,718,873	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 10.8%
Germany - 4.1%
KFW
0.130% due 10/30/14 §	$50,000,000	$49,999,850
0.625% due 04/24/15	22,500,000	22,562,078

		72,561,928

Multi-National - 6.7%

European Investment Bank
1.000% due 07/15/15	25,000,000	25,155,725
1.125% due 04/15/15	12,000,000	12,061,716
International Bank for Reconstruction & Development
0.375% due 11/16/15	30,000,000	30,022,590
2.375% due 05/26/15	50,000,000	50,727,750

		117,967,781

Total Corporate Bonds & Notes (Cost $190,511,787)		190,529,709

U.S. GOVERNMENT AGENCY ISSUES - 6.7%
Fannie Mae 0.375% due 03/16/15 ‡	51,713,000	51,774,435
Federal Home Loan Bank
0.170% due 10/28/14	25,000,000	25,002,475
2.750% due 03/13/15	39,660,000	40,133,659

Total U.S. Government Agency Issues (Cost $116,904,902)		116,910,569

U.S. TREASURY OBLIGATIONS - 6.0%

U.S. Treasury Notes - 6.0%

0.375% due 03/15/15 ‡	104,500,000	104,661,244

Total U.S. Treasury Obligations (Cost $104,609,035)		104,661,244

FOREIGN GOVERNMENT BONDS & NOTES - 22.3%

Canada - 5.8%

Canadian Government 1.000% due 02/01/15 ‡	CAD 113,800,000	101,612,695

France - 4.7%

France Government OAT 3.500% due 04/25/15	EUR 63,700,000	82,052,568

Germany - 5.8%

Bundesobligation 2.500% due 02/27/15	80,500,000	102,725,871

United Kingdom - 6.0%

United Kingdom Gilt 2.750% due 01/22/15 ~	GBP 65,200,000	106,466,895

Total Foreign Government Bonds & Notes (Cost $412,227,439)		392,858,029

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 55.1%

U.S. Treasury Bills - 7.7%

0.030% due 10/16/14	$10,000,000	$9,999,875
0.070% due 02/05/15	10,000,000	9,999,470
0.089% due 10/16/14	35,000,000	34,998,724
0.096% due 04/30/15 ‡	10,000,000	9,998,100
0.101% due 02/05/15 ‡	35,000,000	34,998,145
0.107% due 04/30/15	35,000,000	34,978,460

		134,972,774

Repurchase Agreement - 47.4%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $833,867,155; collateralized by Freddie Mac: 3.750% due 03/27/19 and value $22,103,081; and U.S. Treasury Notes: 1.250% - 2.750% due 11/30/18 - 02/28/19 and value $828,446,375)	833,867,155	833,867,155

Total Short-Term Investments (Cost $968,824,031)		968,839,929

TOTAL INVESTMENTS - 100.9% (Cost $1,793,077,194)		1,773,799,480

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(15,772,592)

NET ASSETS - 100.0%		$1,758,026,888

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2014, investments with a total aggregate values of $26,916,917 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	291,586,403	USD	259,062,309	10/14	BRC	($4,062,977)
AUD	141,338,463	USD	127,046,318	10/14	CIT	(3,454,973)
AUD	146,575,685	USD	131,767,877	10/14	GSC	(3,596,920)
CHF	176,979,817	USD	186,382,000	10/14	BRC	(977,277)
CHF	153,905,724	USD	162,070,000	10/14	CIT	(837,784)
CHF	488,913,647	USD	521,469,335	10/14	GSC	(9,281,555)
CHF	144,485,038	USD	152,168,000	10/14	RBC	(804,930)
EUR	178,745,619	USD	231,800,000	10/14	BRC	(6,009,123)
EUR	133,102,348	USD	172,023,870	10/14	SEB	(3,889,423)
GBP	105,994,000	USD	172,293,989	10/14	ANZ	(488,631)
GBP	84,900,000	USD	138,972,386	10/14	CIT	(1,358,229)
HUF	29,918,150,000	USD	121,871,156	10/14	GSC	(304,494)
HUF	2,847,400,000	USD	11,568,918	10/14	GSC	945
JPY	16,143,221,465	USD	148,565,000	10/14	ANZ	(1,355,767)
JPY	12,145,152,790	USD	113,257,358	10/14	BRC	(2,506,314)
JPY	5,056,336,029	USD	46,381,000	10/14	GSC	(272,523)
JPY	27,749,400,000	USD	260,177,976	10/14	MSC	(7,137,675)
JPY	1,376,900,000	USD	12,555,418	10/14	MSC	211
JPY	14,094,627,532	USD	129,605,000	10/14	RBC	(1,076,793)
MXN	1,719,180,000	USD	129,795,448	10/14	CSF	(1,923,678)
NZD	354,746,325	USD	287,929,855	10/14	CIT	(11,492,740)
NZD	161,635,000	USD	128,444,384	10/14	MSC	(2,452,260)
NZD	171,313,561	USD	139,070,636	10/14	RBC	(5,574,041)
PHP	11,300,050,000	USD	256,679,889	10/14	GSC	(5,201,457)
SEK	871,510,000	USD	122,691,985	10/14	BRC	(1,924,613)
SEK	63,330,000	USD	8,721,130	10/14	BRC	54,671
SEK	659,073,847	USD	92,724,000	10/14	SEB	(1,395,553)
USD	262,641,841	AUD	288,715,000	10/14	MSC	10,125,659
USD	238,466,683	CAD	262,760,000	10/14	BRC	3,938,414
USD	204,192,784	CHF	190,870,971	10/14	BOA	4,235,635
USD	231,800,000	CHF	216,322,250	10/14	BRC	5,179,995
USD	193,000,274	CHF	180,327,490	10/14	CIT	4,088,516
USD	848,255,947	CHF	793,908,751	10/14	GSC	16,554,361
USD	390,997,851	CHF	365,045,000	10/14	JPM	8,584,723
USD	174,110,901	CHF	162,935,593	10/14	RBC	3,418,960
USD	62,868,180	EUR	48,595,000	10/14	JPM	1,484,320
USD	138,725,730	GBP	84,883,000	10/14	GSC	1,139,128
USD	234,067,524	GBP	145,115,000	10/14	RBS	(1,155,069)
USD	92,724,000	JPY	10,093,007,400	10/14	BOA	686,368
USD	169,777,773	NOK	1,085,251,783	10/14	SEB	966,388
USD	15,595,954	NZD	20,010,000	10/14	BRC	(1,549)
USD	669,245,976	NZD	818,520,000	10/14	BRC	31,221,578
USD	71,800,000	PHP	3,236,923,500	10/14	GSC	(236,535)
USD	51,130,000	PHP	2,295,143,892	10/14	GSC	52,422
USD	170,795,536	SEK	1,220,256,051	10/14	BRC	1,703,574

Total Forward Foreign Currency Contracts						$14,662,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$190,529,709	$-	$190,529,709	$-
	U.S. Government Agency Issues	116,910,569	-	116,910,569	-
	U.S. Treasury Obligations	104,661,244	-	104,661,244	-
	Foreign Government Bonds & Notes	392,858,029	-	392,858,029	-
	Short-Term Investments	968,839,929	-	968,839,929	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	93,435,868	-	93,435,868	-

	Total Assets	1,867,235,348	-	1,867,235,348	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(78,772,883)	-	(78,772,883)	-

	Total Liabilities	(78,772,883)	-	(78,772,883)	-

	Total	$1,788,462,465	$-	$1,788,462,465	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%

Germany - 0.4%

Deutsche Wohnen AG	294,311	$6,289,301

Luxembourg - 0.4%

GAGFAH SA *	334,353	6,209,690

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	16,830,000	8,165,512

Total Common Stocks (Cost $19,939,033)		20,664,503

CLOSED-END MUTUAL FUND - 0.7%

Fondul Proprietatea SA * (Romania)	43,838,108	11,908,342

Total Closed-End Mutual Fund (Cost $10,967,754)		11,908,342

	Principal Amount

CORPORATE BONDS & NOTES - 0.5%

Hungary - 0.5%

Magyar Export-Import Bank Zrt 4.000% due 01/30/20 ~ #	$7,940,000	7,894,345

Total Corporate Bonds & Notes (Cost $7,883,944)		7,894,345

SENIOR LOAN NOTES - 0.1%

Ethiopia - 0.1%

Ethiopian Railways Corp 4.075% due 08/07/21 § +	2,119,209	2,141,016

Total Senior Loan Notes (Cost $2,119,209)		2,141,016

MORTGAGE-BACKED SECURITIES - 1.2%

United States - 1.2%

Fannie Mae (IO)
3.500% due 10/25/26 "	11,197,560	1,298,111
5.000% due 12/25/42 "	7,616,639	1,646,983
5.996% due 01/25/43 " §	8,034,904	1,619,156
6.046% due 03/25/33 " §	9,217,954	1,838,777
6.096% due 03/25/33 - 04/25/43 " §	15,262,570	2,974,302
Freddie Mac (IO)
5.946% due 06/15/32 " §	16,882,684	3,067,538
6.046% due 09/15/32 " §	12,506,851	2,550,845
6.096% due 02/15/33 - 05/15/43 " §	14,613,350	2,886,281
6.466% due 05/15/36 " §	6,890,702	1,260,551
Government National Mortgage Association (IO) 6.597% due 02/20/35 " §	7,343,327	1,244,052

		20,386,596

Total Mortgage-Backed Securities (Cost $18,935,663)		20,386,596

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 60.9%

Albania - 0.2%

Albania Government 7.500% due 11/04/15 ~	EUR 2,821,000	$3,734,093

Argentina - 3.7%

Argentina Boden 7.000% due 10/03/15	$33,550,227	31,369,462
Argentina Bonar 8.750% due 05/07/24	16,451,000	14,349,270
Argentine Republic Government 8.280% due 12/31/33 Y	17,735,781	14,652,293

		60,371,025

Barbados - 0.8%
Barbados Government 6.625% due 12/05/35 ~	16,427,000	13,388,005

Belarus - 0.5%

Republic of Belarus 8.750% due 08/03/15 ~	7,893,000	8,091,904

Bermuda - 0.8%

Bermuda Government 4.854% due 02/06/24 ~	13,259,000	13,756,212

Cyprus - 1.8%

Cyprus Government 3.750% due 11/01/15 ~	EUR 23,580,000	30,065,666

Dominican Republic - 2.0%

Dominican Republic
11.500% due 05/10/24 ~	DOP 104,000,000	2,528,928
14.000% due 04/30/21 ~	41,500,000	1,080,142
14.500% due 02/10/23 ~	277,900,000	7,356,817
15.950% due 06/04/21 ~	63,000,000	1,850,662
18.500% due 02/04/28 ~	514,900,000	15,991,924
Dominican Republic Central Bank 12.000% due 04/05/19 ~	146,330,000	3,503,990

		32,312,463

Ecuador - 1.9%
Ecuador Government
7.950% due 06/20/24 ~	$22,693,000	24,111,312
9.375% due 12/15/15 ~	6,635,000	6,999,925

		31,111,237

Fiji - 1.2%
Republic of the Fiji Islands 9.000% due 03/15/16	18,165,000	18,825,100

Iceland - 1.8%

Iceland Rikisbref
6.250% due 02/05/20	ISK 957,240,000	6,532,412
7.250% due 10/26/22	1,042,854,288	7,437,816
8.750% due 02/26/19	2,034,279,000	15,240,868

		29,211,096

Indonesia - 0.7%
Indonesia Treasury 8.375% due 03/15/24	IDR 141,851,000,000	11,597,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Iraq - 2.1%

Republic of Iraq 5.800% due 01/15/28 ~	$37,440,000	$33,789,600

Jamaica - 0.5%

Jamaica Government 7.625% due 07/09/25	7,405,000	7,923,350

Jordan - 1.4%

Jordan Government
3.875% due 11/12/15 ~	8,454,000	8,538,540
5.233% due 11/19/15 +	JOD 3,000,000	4,313,664
7.770% due 07/04/15 +	3,000,000	4,380,578
7.792% due 07/11/15 +	2,000,000	2,922,393
8.600% due 01/31/16 +	1,500,000	2,253,351

		22,408,526

Lebanon - 4.8%
Lebanon Government
4.100% due 06/12/15 ~	$7,830,000	7,881,224
5.875% due 01/15/15	500,000	505,675
8.500% due 08/06/15	750,000	787,500
8.500% due 01/19/16 ~	32,635,000	34,756,275
Lebanon Treasury
6.500% due 04/02/15	LBP 11,704,800,000	7,791,927
6.500% due 05/14/15	13,804,970,000	9,165,915
6.500% due 05/28/15	8,560,340,000	5,706,147
6.500% due 06/25/15	10,200,580,000	6,804,838
7.540% due 01/15/15	9,204,930,000	6,136,744

		79,536,245

Macedonia - 3.1%
Republic of Macedonia 3.975% due 07/24/21 ~	EUR 39,200,000	50,213,009

New Zealand - 0.7%

New Zealand Government 2.000% due 09/20/25 ^	NZD 15,019,675	11,103,688

Pakistan - 1.2%
Pakistan Government
7.250% due 04/15/19 ~	$11,945,000	12,109,244
8.250% due 04/15/24 ~	7,922,000	7,961,610

		20,070,854

Philippines - 0.8%
Philippine Government
6.250% due 01/14/36	PHP 95,000,000	2,278,285
8.000% due 07/19/31	343,987,000	10,713,562

		12,991,847

Romania - 0.6%
Romanian Government 5.250% due 06/17/16 ~	EUR 6,807,000	9,250,115

Serbia - 7.7%
Serbia Treasury
8.433% due 01/29/15	RSD 1,105,650,000	11,646,621
8.950% due 03/12/15	500,200,000	5,212,868
8.667% due 02/26/15	1,136,410,000	11,889,835
10.000% due 04/04/15	161,600,000	1,760,255
10.000% due 12/06/15	157,800,000	1,724,043
10.000% due 01/30/16	1,621,000,000	17,668,463
10.000% due 02/21/16	1,270,960,000	13,837,449
10.000% due 04/25/16	222,330,000	2,421,237

	Principal Amount	Value
10.000% due 10/17/16	$500,000,000	$5,421,400
10.000% due 04/01/17	1,250,650,000	13,472,888
10.000% due 05/08/17	1,565,710,000	16,848,574
10.000% due 01/24/18	823,560,000	8,785,443
10.000% due 03/20/21	716,450,000	7,168,111
10.000% due 06/05/21	790,410,000	7,822,831

		125,680,018

Slovenia - 9.5%
Slovenia Government
4.125% due 02/18/19 ~	26,585,000	27,748,094
4.125% due 01/26/20 ~	EUR 4,780,000	6,809,381
4.375% due 01/18/21 ~	17,132,000	24,799,112
4.625% due 09/09/24 ~	8,750,000	12,938,105
5.125% due 03/30/26 ~	25,156,000	38,619,490
5.500% due 10/26/22 ~	$15,085,000	16,442,650
5.850% due 05/10/23 ~	26,066,000	29,128,755

		156,485,587

Sri Lanka - 2.1%
Sri Lanka Government
6.500% due 07/15/15	LKR 931,900,000	7,178,658
8.000% due 09/01/16	497,190,000	3,936,285
8.500% due 11/01/15	469,040,000	3,668,233
8.500% due 02/01/18	133,490,000	1,076,678
8.500% due 04/01/18	666,320,000	5,394,318
8.750% due 05/15/17	621,490,000	5,033,548
9.000% due 10/01/14	571,750,000	4,383,745
11.750% due 03/15/15	462,500,000	3,638,126

		34,309,591

Tanzania - 2.0%
Tanzania Government 6.329% due 03/09/20 § ~	$30,902,000	33,451,415

Turkey - 4.2%
Turkey Government
2.000% due 10/26/22 ^	TRY 3,366,124	1,470,475
3.000% due 07/21/21 ^	69,355,926	32,262,821
4.000% due 04/01/20 ^	73,767,811	35,838,088

		69,571,384

Uganda - 1.0%
Republic of Uganda Government
13.250% due 11/05/15	UGX 1,604,500,000	615,461
14.000% due 03/24/16	6,892,300,000	2,654,004
14.125% due 12/01/16	21,179,900,000	8,163,430
14.625% due 11/01/18	14,449,000,000	5,656,333

		17,089,228

Uruguay - 1.2%
Uruguay Letras de Regulacion Monetaria En UI (Uruguay)
2.778% due 02/20/15 ^	UYU 7,855,380	310,928
Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	104,991,518	3,990,453
4.250% due 01/05/17 ^	119,430,870	4,796,390
Uruguay Treasury
13.774% due 07/28/16	30,620,000	980,974
14.888% due 08/20/15	50,275,000	1,798,680
15.100% due 11/26/15	57,820,000	2,002,277
16.287% due 01/14/16	7,000,000	238,405
16.854% due 04/21/16	76,796,000	2,535,021
16.884% due 10/08/15	93,640,000	3,304,495

		19,957,623

Venezuela - 1.2%
Venezuela Government 5.750% due 02/26/16 ~	$23,538,500	20,125,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value

Zambia - 1.4%
Zambia Government 8.500% due 04/14/24 ~	$20,389,000	$23,205,231

Total Foreign Government Bonds & Notes (Cost $1,023,839,418)		999,627,318

PURCHASED OPTIONS - 1.6%
(See Note (i) in Notes to Schedule of Investments) (Cost $17,507,536)		25,798,177

SHORT-TERM INVESTMENTS - 31.3%

Foreign Government Issues - 16.5%

Kenya Treasury Bills (Kenya)
8.532% due 04/27/15	KES 205,600,000	2,191,252
8.532% due 04/13/15	710,800,000	7,605,202
8.614% due 03/16/15	1,594,500,000	17,181,675
9.044% due 12/01/14	689,100,000	7,609,115
9.116% due 10/20/14	109,300,000	1,218,640
9.158% due 11/24/14	517,000,000	5,718,032
9.190% due 11/17/14	498,000,000	5,516,897
9.488% due 12/15/14	247,700,000	2,726,877
Lebanon Treasury Bills (Lebanon)
4.807% due 12/18/14	LBP 11,199,900,000	7,336,916
4.807% due 01/01/15	6,911,700,000	4,520,069
4.965% due 01/22/15	9,926,150,000	6,472,539
4.995% due 01/15/15	23,527,600,000	15,356,717
4.995% due 10/09/14	3,717,300,000	2,455,094
4.995% due 10/23/14	2,682,000,000	1,768,015
4.995% due 11/20/14	3,071,300,000	2,017,056
4.995% due 02/26/15	6,950,500,000	4,504,565
5.014% due 04/16/15	4,498,200,000	2,895,889
5.014% due 06/11/15	3,849,800,000	2,458,221
5.024% due 01/08/15	3,462,640,000	2,262,312
5.293% due 12/25/14	9,656,640,000	6,320,583
5.300% due 02/05/15	25,005,950,000	16,272,550
5.300% due 02/19/15	25,363,930,000	16,470,959
5.317% due 10/16/14	4,966,000,000	3,276,462
5.355% due 07/09/15	7,268,100,000	4,621,454
5.355% due 07/23/15	3,258,600,000	2,067,590
Nigeria OMO Bills (Nigeria)
10.715% due 10/02/14	NGN 1,129,655,000	6,892,470
10.809% due 12/11/14	450,600,000	2,695,226
Nigeria Treasury Bills (Nigeria)
10.327% due 12/04/14	348,200,000	2,085,566
10.810% due 11/06/14	395,375,000	2,388,136
13.795% due 10/23/14	1,380,825,000	8,374,389
Republic of Uganda Treasury Bills (Uganda)
10.543% due 11/13/14	UGX 5,111,000,000	1,907,992
10.809% due 02/05/15	5,698,100,000	2,072,040
11.026% due 09/03/15	1,100,000,000	372,141
11.749% due 01/22/15	2,618,000,000	957,114
11.750% due 12/26/14	2,618,000,000	965,933
13.001% due 09/17/15	1,233,600,000	415,299
Sri Lanka Treasury Bills (Sri Lanka)
6.157% due 11/28/14	LKR 31,500,000	239,122
6.270% due 10/10/14	85,910,000	657,660
6.279% due 12/12/14	50,510,000	383,001
6.291% due 11/07/14	122,220,000	931,052
6.470% due 05/08/15	364,080,000	2,694,862
6.479% due 05/01/15	1,031,230,000	7,642,488
6.484% due 03/06/15	141,660,000	1,059,591
6.505% due 03/06/15	296,680,000	2,219,112
6.505% due 03/27/15	769,240,000	5,741,358
6.518% due 02/13/15	295,600,000	2,218,139
6.580% due 01/09/15	329,290,000	2,487,721
6.999% due 06/26/15	285,360,000	2,082,820

	Principal Amount	Value
7.009% due 06/19/15	LKR 1,000,300,000	$7,352,943
7.024% due 06/05/15	1,963,720,000	14,468,819
7.039% due 04/24/15	116,430,000	864,269
7.039% due 04/17/15	705,990,000	5,250,122
7.054% due 04/10/15	363,910,000	2,709,842
7.056% due 03/13/15	434,730,000	3,249,267
7.057% due 02/27/15	809,840,000	6,063,259
7.083% due 02/20/15	427,220,000	3,202,193
7.140% due 01/30/15	214,240,000	1,611,371
7.170% due 12/12/14	439,260,000	3,330,764
7.170% due 12/19/14	184,640,000	1,398,967
7.170% due 12/26/14	147,470,000	1,116,521
7.170% due 01/02/15	426,270,000	3,224,847
7.170% due 01/30/15	295,340,000	2,221,351
9.797% due 10/31/14	197,020,000	1,499,519
Uruguay Treasury Bills (Uruguay)
11.317% due 12/18/14	UYU 925,000	36,370
13.823% due 10/15/14	7,294,000	292,734
13.987% due 08/14/15	8,013,000	287,216
15.036% due 01/16/15	72,750,000	2,830,851
15.196% due 02/20/15	23,710,000	909,768

		270,248,906

U.S. Treasury Bills - 2.4%
0.015% due 12/11/14 ‡	$30,000,000	29,999,400
0.027% due 10/09/14	10,000,000	9,999,940

		39,999,340

Repurchase Agreements - 12.4%
Barclays PLC (0.750%) due 10/08/14 (Dated 09/22/14, repurchase price of $3,708,820; collateralized by State of Qatar: 3.241% due 01/18/23 and value $3,655,000)	3,709,825	3,709,825
Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $199,062,005; collateralized by U.S. Treasury Notes: 1.375% - 1.500% due 06/30/18 - 08/31/18 and value $203,046,277)	199,062,005	199,062,005

		202,771,830

Total Short-Term Investments (Cost $515,409,790)		513,020,076

TOTAL INVESTMENTS - 97.6% (Cost $1,616,602,347)		1,601,440,373

TOTAL SECURITIES SOLD SHORT - (0.2%) (See Note (f) in Notes to Schedule of Investments)
(Proceeds $3,503,631)		(3,677,844)

OTHER ASSETS & LIABILITIES, NET - 2.6%		43,183,267

NET ASSETS - 100.0%		$1,640,945,796

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $16,011,002 or 1.0% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	An investment with a value of $15,341,450 or 0.9% of the portfolio’s net assets was in default as of September 30, 2014.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $1,180,791 or less than 0.1% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Ethiopian Railways Corp	$1,180,791	$1,192,942	$12,151

(e)	As of September 30, 2014, an investment with a value of $10,249,777 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap agreements.

(f)	Securities sold short outstanding as of September 30, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.2%)
SoQ Sukuk A QSC 3.241% due 01/18/23	$3,655,000	($3,677,844)

Total Securities Sold Short (Proceeds $3,503,631)		($3,677,844)

(g)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (12/14)	455	($474,747)
SGX CNX Nifty Index (10/14)	2,544	(736,784)
TOPIX Index (12/14)	300	1,034,648

		(176,883)

Short Futures Outstanding
Euro-Bobl 5-Year Notes (12/14)	408	(236,510)
Euro-Bund 10-Year Notes (12/14)	400	(409,228)
Eurodollar (03/16)	2,694	336,750
Japanese Government 10-Year Bonds (12/14)	14	(11,488)
United Kingdom Long Gilt (12/14)	182	(118,020)
U.S. 2-Year Deliverable Interest Rate Swap (12/14)	385	51,132
U.S. 5-Year Deliverable Interest Rate Swap (12/14)	806	422,311
U.S. 10-Year Deliverable Interest Rate Swap (12/14)	908	559,552

		594,499

Total Futures Contracts		$417,616

(h)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	32,563,000	USD	2,812,963	02/15	BOA	$376,738
ARS	217,000,000	USD	18,744,216	02/15	CIT	2,483,424
CHF	29,342,700	USD	31,706,276	10/14	BNP	(964,488)
EUR	11,889,000	GBP	9,443,195	11/14	CIT	(281,613)
EUR	493,000	GBP	391,883	11/14	GSC	(12,168)
EUR	25,099,000	GBP	19,931,367	11/14	MSC	(587,602)
EUR	11,246,000	GBP	8,925,388	11/14	SCB	(254,901)
EUR	10,872,783	PLN	45,907,480	10/14	BNP	(122,203)
EUR	18,796,737	PLN	79,046,990	10/14	BOA	(115,488)
EUR	18,408,772	PLN	77,704,530	10/14	CIT	(200,355)
EUR	15,676,905	RON	70,294,856	03/15	BNP	(88,715)
EUR	17,911,295	RON	80,406,133	03/15	BOA	(127,517)
EUR	18,457,213	RON	83,205,854	03/15	CIT	(218,287)
EUR	5,601,099	RON	25,241,784	03/15	DUB	(63,922)
EUR	19,230,447	RON	87,180,011	03/15	JPM	(378,306)
EUR	5,782,536	RON	25,926,000	03/15	SCB	(31,944)
EUR	16,342,000	USD	21,326,361	10/14	GSC	(684,655)
EUR	3,036,038	USD	4,037,680	10/14	JPM	(202,518)
EUR	3,917,832	USD	5,071,276	11/14	GSC	(121,296)
EUR	6,216,625	USD	8,048,773	12/14	JPM	(193,445)
GBP	29,048,794	EUR	36,272,000	11/14	DUB	1,245,935
GBP	9,986,917	EUR	12,455,000	11/14	JPM	447,606
IDR	39,522,088,000	USD	3,327,055	10/14	BOA	(107,497)
IDR	40,872,401,000	USD	3,438,701	10/14	DUB	(109,143)
IDR	180,237,880,977	USD	15,181,760	11/14	BNP	(609,025)
IDR	54,852,932,000	USD	4,420,059	11/14	CIT	18,128
IDR	75,941,170,000	USD	6,401,973	11/14	SCB	(267,705)
INR	1,024,545,000	USD	16,761,233	10/14	BNP	(207,471)
INR	865,799,000	USD	14,211,479	10/14	DUB	(208,219)
INR	285,667,000	USD	4,720,793	10/14	GSC	(100,472)
INR	620,102,000	USD	10,141,914	10/14	SCB	(131,884)
INR	776,058,000	USD	12,548,436	11/14	CIT	(129,123)
INR	1,082,315,000	USD	17,473,831	11/14	GSC	(110,674)
INR	814,929,000	USD	13,170,570	11/14	JPM	(129,202)
INR	767,237,000	USD	12,397,786	11/14	SCB	(119,637)
KZT	763,177,000	USD	4,618,318	10/14	CIT	(434,681)
KZT	608,500,000	USD	3,685,645	10/14	DUB	(351,735)
KZT	392,000,000	USD	2,379,363	10/14	JPM	(232,798)
KZT	1,150,900,000	USD	6,996,353	11/14	CIT	(708,845)
KZT	3,339,000,000	USD	20,420,926	11/14	DUB	(2,202,384)
KZT	895,000,000	USD	5,507,692	11/14	JPM	(632,159)
KZT	2,765,868,908	USD	16,798,475	12/14	DUB	(1,764,055)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
KZT	1,422,806,000	USD	8,571,120	02/15	DUB	($934,328)
MXN	846,952,000	USD	64,972,728	10/14	CIT	(2,025,135)
MXN	112,215,000	USD	8,329,121	11/14	BNP	2,384
MXN	303,437,000	USD	22,519,769	11/14	CIT	9,187
MXN	57,943,000	USD	4,297,422	11/14	MSC	4,609
PEN	50,143,000	USD	17,210,571	12/14	BNP	(86,890)
PEN	42,580,000	USD	14,624,764	12/14	CIT	(83,824)
PHP	365,383,000	USD	8,319,285	11/14	BNP	(201,080)
PHP	658,880,000	USD	15,098,075	11/14	DUB	(455,600)
PHP	689,175,000	USD	15,789,564	11/14	GSC	(473,835)
PHP	545,230,000	USD	12,493,813	11/14	SCB	(377,014)
PLN	170,023,000	EUR	40,822,829	10/14	BNP	(247,679)
PLN	32,152,412	EUR	7,626,465	10/14	BNP	68,737
PLN	32,514,588	EUR	7,714,568	10/14	CIT	66,737
PLN	158,924,000	EUR	38,153,817	10/14	JPM	(226,303)
RON	132,196,125	EUR	28,854,206	03/15	BOA	949,504
RON	171,430,040	EUR	37,413,203	03/15	CIT	1,241,047
RON	17,962,496	EUR	3,899,380	03/15	JPM	157,428
RON	50,665,977	EUR	11,018,090	03/15	SCB	419,653
RON	17,806,000	USD	5,214,666	10/14	BNP	(116,389)
RSD	63,548,000	EUR	518,336	03/15	CIT	10,154
RSD	457,596,000	EUR	3,744,648	03/15	DUB	63,842
RSD	2,025,875,285	EUR	16,296,871	04/15	CIT	359,707
RUB	1,228,966,000	USD	31,730,171	10/14	JPM	(744,263)
RUB	1,158,205,000	USD	29,589,529	12/14	BOA	(712,882)
RUB	43,879,000	USD	1,127,705	12/14	CIT	(33,703)
SGD	31,677,000	USD	25,555,139	10/14	DUB	(724,333)
THB	580,518,000	USD	17,990,517	10/14	GSC	(91,335)
THB	77,060,000	USD	2,387,754	10/14	SCB	(13,324)
THB	257,403,000	USD	7,965,188	11/14	GSC	(41,257)
THB	878,194,000	USD	27,137,875	12/14	CIT	(144,888)
THB	315,472,000	USD	9,745,814	12/14	GSC	(51,266)
TRY	15,729,300	USD	6,946,650	10/14	CIT	(37,380)
TRY	45,852,600	USD	20,244,566	10/14	CSF	(103,299)
TRY	27,974,100	USD	12,402,616	10/14	JPM	(114,680)
TRY	50,056,685	USD	21,792,865	05/15	BOA	(1,045,723)
TRY	18,185,278	USD	7,505,274	05/15	SCB	32,032
UGX	12,209,000,000	USD	4,516,833	01/15	CIT	(56,032)
UGX	7,677,160,000	USD	2,807,005	01/15	CIT	8,412
UGX	4,096,568,000	USD	1,500,574	01/15	SCB	1,745
USD	3,119,336	ARS	32,563,000	02/15	BOA	(70,365)
USD	20,851,492	ARS	217,000,000	02/15	CIT	(376,147)
USD	53,370,715	AUD	57,132,000	10/14	DUB	3,377,111
USD	29,509,543	AUD	31,610,029	10/14	JPM	1,890,108
USD	71,121,885	CAD	76,433,196	10/14	DUB	2,912,268
USD	2,225,769	CAD	2,437,000	10/14	JPM	50,970
USD	98,009,582	CHF	89,051,996	11/14	GSC	4,706,066
USD	7,028,394	EUR	5,237,000	10/14	DUB	412,863
USD	67,107,277	EUR	49,664,080	10/14	GSC	4,370,579
USD	8,278,686	EUR	6,072,000	10/14	JPM	608,457
USD	25,952,152	EUR	19,828,004	11/14	BOA	899,782
USD	9,768,322	EUR	7,351,900	11/14	DUB	479,029
USD	10,328,183	EUR	7,772,725	11/14	GSC	507,509
USD	136,762,802	EUR	101,905,132	11/14	SCB	8,002,353
USD	12,096,252	EUR	9,167,369	12/14	BOA	511,121
USD	13,889,541	EUR	10,826,000	12/14	CIT	207,816
USD	112,095,002	EUR	86,592,149	12/14	DUB	2,659,989
USD	24,485,687	EUR	19,080,400	12/14	GSC	372,182
USD	39,531,529	EUR	29,855,070	12/14	JPM	1,805,057
USD	2,751,145	GHS	8,235,001	12/14	CIT	352,854
USD	12,891,139	IDR	152,437,719,000	10/14	BNP	473,220
USD	693,840	INR	42,973,000	11/14	DUB	6,140
USD	4,506,332	JPY	461,254,587	11/14	GSC	299,348
USD	12,163,982	JPY	1,249,078,000	11/14	JPM	772,322
USD	80,018,632	JPY	8,572,196,000	12/14	BOA	1,804,782
USD	9,608,901	KZT	1,763,677,000	10/14	DUB	(55,210)
USD	29,195,430	KZT	5,384,900,000	11/14	DUB	(186,152)
USD	14,922,411	KZT	2,765,868,908	12/14	DUB	(112,008)
USD	7,594,374	KZT	1,422,806,000	02/15	DUB	(42,418)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	8,739,909	NZD	10,414,975	10/14	GSC	$632,875
USD	6,541,210	PLN	20,099,000	10/14	BNP	476,042
USD	16,255,344	RON	55,963,900	11/14	BOA	290,719
USD	9,534,528	RUB	359,118,000	10/14	DUB	480,089
USD	23,094,332	RUB	869,848,000	10/14	JPM	1,162,862
USD	19,614,281	RUB	751,581,000	12/14	BOA	875,682
USD	4,691,229	RUB	179,721,000	12/14	CIT	210,382
USD	7,064,493	RUB	270,782,000	12/14	MSC	313,290
USD	25,447,727	SGD	31,677,000	10/14	SCB	616,922
USD	9,839,812	SGD	12,531,000	01/15	SCB	17,277
USD	17,807,301	THB	580,518,000	10/14	GSC	(91,881)
USD	2,411,063	THB	77,060,000	10/14	SCB	36,633
USD	7,961,000	THB	257,403,000	11/14	GSC	37,069
USD	8,289,242	THB	271,224,000	12/14	CIT	(45,552)
USD	18,814,941	THB	606,970,000	12/14	CIT	156,747
USD	9,645,987	THB	315,472,000	12/14	GSC	(48,561)
USD	32,174,214	TRY	70,231,722	10/14	BNP	1,324,146
USD	7,517,537	TRY	16,332,000	10/14	DUB	343,524
USD	44,885,003	TRY	105,961,000	05/15	BNP	967,036
USD	6,270,326	TRY	15,193,000	05/15	SCB	(26,761)
USD	12,673,638	TRY	29,962,000	05/15	SCB	255,199
USD	2,286,776	ZAR	24,826,000	10/14	GSC	88,589
USD	31,158,152	ZAR	339,966,595	10/14	SCB	1,056,230
USD	15,782,108	ZAR	170,880,769	12/14	CIT	805,558
USD	15,614,614	ZAR	169,085,973	12/14	JPM	795,366
UYU	92,530,000	USD	3,924,088	12/14	CIT	(283,198)
UYU	246,227,000	USD	10,287,320	01/15	CIT	(665,033)
UYU	360,980,000	USD	14,715,465	02/15	CIT	(750,115)
UYU	168,040,000	USD	6,846,368	03/15	CIT	(432,418)
UYU	129,400,000	USD	5,110,585	04/15	CIT	(220,199)

Total Forward Foreign Currency Contracts						$30,636,580

(i)	Purchased options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.35	10/06/14	SCB	$37,667,717	$234,987	$3,767
Call - CHF versus EUR	CHF 1.23	10/13/14	DUB	EUR 1,304,000	302,458	22,729
Call - CNH versus USD	CNH 6.20	03/05/15	DUB	$58,221,452	624,564	710,302
Call - CNH versus USD	6.20	03/05/15	SCB	57,514,677	616,983	701,679
Call - CNH versus USD	6.20	03/06/15	SCB	37,703,871	379,177	463,757
Call - GBP versus USD	$1.63	03/17/15	GSC	40,509,000	835,296	870,943
Call - GBP versus USD	1.63	03/17/15	MSC	24,491,000	502,066	526,556
Call - CAD versus USD	CAD 1.11	03/30/15	SCB	38,990,991	1,199,820	1,099,546
Call - CAD versus USD	1.13	03/30/15	CIT	19,536,283	465,966	386,819
Call - CAD versus USD	1.13	03/30/15	GSC	19,818,584	472,699	392,408
Call - AUD versus USD	$0.85	04/29/15	CIT	36,701,223	693,008	858,809
Call - AUD versus USD	0.85	04/29/15	JPM	28,252,024	533,466	661,097
Call - EUR versus USD	1.38	04/29/15	CIT	32,513,635	919,083	2,805,927
Call - CNH versus USD	CNH 6.30	05/14/15	BOA	35,034,000	422,538	308,299
Call - CNH versus USD	6.30	05/14/15	GSC	31,982,000	385,728	281,442
Call - JPY versus USD	JPY 105.00	06/22/15	CIT	24,098,000	436,023	1,296,472
Call - JPY versus USD	105.00	06/22/15	DUB	48,196,000	872,046	2,592,945
Call - JPY versus USD	105.00	06/22/15	GSC	23,655,000	428,008	1,272,639
Call - JPY versus USD	110.00	06/22/15	GSC	32,589,000	566,071	840,796
Call - EUR versus USD	$1.30	07/30/15	CIT	46,846,000	1,403,038	1,906,632
Call - EUR versus USD	1.35	07/30/15	CIT	46,846,000	1,346,353	3,124,628

					$13,639,378	$21,128,192

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - S&P 500 E-Mini (03/15)	1,900.00	03/20/15	CME	88	$421,300	$270,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	$1,951,827	$2,923,318

Put - KOSPI 200 (03/15)	240.00	03/12/15	CIT	424	684,972	722,252
Put - DAX 30 (03/15)	9,000.00	03/20/15	GSC	136	395,601	215,234
Put - Hang Seng China Enterprise (03/15)	9,800.00	03/30/15	DUB	246	414,458	538,581

					1,495,031	1,476,067

					$3,446,858	$4,399,385

Total Purchased Options					$17,507,536	$25,798,177

(j)	Transactions in written options for the nine-month period ended September 30, 2014 were as follows:

	Notional Amount in COP	Notional Amount in $	Premium
Outstanding, December 31, 2013	-	126,487,146	$2,289,446
Call Options Written	31,622,452,000	471,100,068	11,643,999
Put Options Written	-	7,494,000	27,766
Call Options Expired	(31,622,452,000)	(164,154,862)	(2,381,477)
Put Options Expired	-	(7,494,000)	(27,766)

Outstanding, September 30, 2014	-	433,432,352	$11,551,968

(k)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.35	10/06/14	CIT	$37,667,717	$158,204	($3,767)
Call - CNH versus USD	6.20	03/05/15	DUB	58,221,452	1,205,184	(710,302)
Call - CNH versus USD	6.20	03/05/15	GSC	57,514,677	1,190,554	(701,679)
Call - CNH versus USD	6.20	03/06/15	GSC	37,703,871	803,093	(463,757)
Call - EUR versus USD	$1.38	04/29/15	CIT	32,513,635	1,259,637	(2,805,927)
Call - CNH versus USD	CNH 6.30	05/14/15	DUB	67,016,000	993,177	(589,741)
Call - JPY versus USD	JPY 105.00	06/22/15	DUB	48,196,000	1,792,891	(2,592,945)
Call - JPY versus USD	105.00	06/22/15	GSC	47,753,000	1,789,782	(2,569,111)
Call - EUR versus USD	$1.35	07/30/15	CIT	46,846,000	2,359,446	(3,124,628)

Total Written Options					$11,551,968	($13,561,857)

(l)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	1.974%	$2,000,000	$60,136	$139,006	($78,870)
China Government	1.000%	12/20/17	BOA	0.466%	30,906,000	(533,190)	(247,129)	(286,061)
Thailand Government	1.000%	12/20/17	BOA	0.542%	11,000,000	(163,174)	60,005	(223,179)
Colombia Government	1.000%	12/20/17	CSF	0.629%	40,000,000	(482,520)	139,810	(622,330)
Croatia Government	1.000%	12/20/17	DUB	1.974%	4,040,000	121,475	285,508	(164,033)
Thailand Government	1.000%	12/20/17	DUB	0.542%	19,000,000	(281,846)	84,874	(366,720)
Croatia Government	1.000%	12/20/17	GSC	1.974%	2,000,000	60,136	135,003	(74,867)
Lebanon Government	5.000%	12/20/17	JPM	2.803%	2,500,000	(171,477)	(82,869)	(88,608)
Croatia Government	1.000%	03/20/18	CIT	2.070%	23,998,000	848,209	2,087,266	(1,239,057)
Lebanon Government	1.000%	03/20/18	DUB	2.923%	16,402,000	1,028,209	2,340,450	(1,312,241)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.329%	4,625,000	204,407	499,985	(295,578)
Lebanon Government	5.000%	03/20/18	JPM	2.923%	2,326,000	(161,096)	(98,960)	(62,136)
Bulgaria Government	1.000%	06/20/18	BNP	1.098%	2,490,000	8,185	14,533	(6,348)
Croatia Government	1.000%	06/20/18	BNP	2.154%	5,040,000	204,826	410,400	(205,574)
Croatia Government	1.000%	06/20/18	CIT	2.154%	15,660,000	636,422	1,471,849	(835,427)
Russian Foreign	1.000%	06/20/18	DUB	2.302%	23,549,000	1,066,440	432,759	633,681
Lebanon Government	1.000%	06/20/18	GSC	3.027%	46,818,000	3,292,710	6,482,029	(3,189,319)
Croatia Government	1.000%	06/20/18	JPM	2.154%	3,072,000	124,846	298,772	(173,926)
Russian Foreign	1.000%	06/20/18	JPM	2.302%	11,540,000	522,600	204,684	317,916
Bulgaria Government	1.000%	09/20/18	BNP	1.145%	3,000,000	15,996	32,774	(16,778)
Bulgaria Government	1.000%	12/20/18	BNP	1.187%	3,000,000	21,975	32,623	(10,648)
Bulgaria Government	1.000%	12/20/18	GSC	1.187%	9,000,000	65,925	108,899	(42,974)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government	1.000%	12/20/18	JPM	0.466%	$2,699,000	($60,169)	($46,096)	($14,073)
Lebanon Government	5.000%	12/20/18	GSC	3.197%	7,382,000	(525,628)	(413,485)	(112,143)
Qatar Government	1.000%	03/20/19	GSC	0.503%	2,940,000	(64,362)	(47,127)	(17,235)
Qatar Government	1.000%	03/20/19	JPM	0.503%	1,530,000	(33,495)	(25,927)	(7,568)
Qatar Government	1.000%	06/20/19	BNP	0.536%	1,729,000	(37,151)	(31,906)	(5,245)
Qatar Government	1.000%	06/20/19	BOA	0.536%	3,460,000	(74,346)	(85,561)	11,215
Qatar Government	1.000%	06/20/19	CIT	0.536%	6,490,000	(139,451)	(151,287)	11,836
Qatar Government	1.000%	06/20/19	DUB	0.536%	1,729,000	(37,151)	(30,183)	(6,968)
Qatar Government	1.000%	06/20/19	JPM	0.536%	5,855,000	(125,806)	(121,661)	(4,145)
Poland Government	1.000%	09/20/19	BOA	0.665%	6,400,000	(104,474)	(109,685)	5,211
Poland Government	1.000%	09/20/19	CIT	0.665%	6,485,000	(105,861)	(111,719)	5,858
Russian Foreign	1.000%	06/20/22	DUB	2.661%	10,000,000	1,067,480	773,976	293,504
Russian Foreign	1.000%	09/20/22	BNP	2.674%	17,914,000	1,973,693	1,498,792	474,901
Russian Foreign	1.000%	09/20/22	JPM	2.674%	16,630,000	1,832,227	1,391,365	440,862
Mexico Government	1.000%	12/20/22	BNP	1.262%	20,000,000	377,960	849,562	(471,602)
Russian Foreign	1.000%	12/20/22	BNP	2.685%	7,100,000	805,857	623,296	182,561
South Africa Government	1.000%	12/20/22	BNP	2.348%	120,000,000	11,223,000	12,058,804	(835,804)
Mexico Government	1.000%	12/20/22	BOA	1.262%	10,000,000	188,980	424,121	(235,141)
Spain Government	1.000%	12/20/22	BOA	1.079%	20,000,000	110,060	4,238,614	(4,128,554)
Colombia Government	1.000%	12/20/22	DUB	1.356%	12,300,000	316,036	541,946	(225,910)
Spain Government	1.000%	12/20/22	DUB	1.079%	55,000,000	302,665	11,717,316	(11,414,651)
Qatar Government	1.000%	12/20/22	GSC	0.886%	4,650,000	(40,576)	(41,238)	662
Qatar Government	1.000%	12/20/22	GSC	0.886%	9,310,000	(81,239)	(75,786)	(5,453)
South Africa Government	1.000%	12/20/22	JPM	2.348%	16,750,000	1,566,544	1,623,160	(56,616)
South Africa Government	1.000%	03/20/23	BNP	2.372%	50,000,000	4,864,500	4,657,747	206,753
South Africa Government	1.000%	06/20/23	CIT	2.395%	9,640,000	974,218	877,392	96,826
Qatar Government	1.000%	12/20/23	GSC	0.930%	18,011,000	(107,130)	36,676	(143,806)
Brazilian Government	1.000%	03/20/24	BNP	2.293%	30,000,000	3,005,520	3,615,440	(609,920)
Brazilian Government	1.000%	03/20/24	DUB	2.293%	245,000	24,545	32,638	(8,093)
Qatar Government	1.000%	09/20/24	GSC	0.957%	2,390,000	(9,450)	(2,072)	(7,378)

						$33,576,190	$58,499,383	($24,923,193)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	BNP	1.378%	$120,000,000	($1,395,000)	($3,292,102)	$1,897,102
South Africa Government	1.000%	12/20/17	JPM	1.378%	16,750,000	(194,719)	(418,581)	223,862
South Africa Government	1.000%	03/20/18	BNP	1.463%	50,000,000	(766,550)	(1,191,402)	424,852
South Africa Government	1.000%	06/20/18	CIT	1.538%	9,640,000	(183,729)	(241,341)	57,612
Turkey Government	1.000%	09/20/18	GSC	1.717%	43,195,000	(1,164,148)	(886,899)	(277,249)
Turkey Government	1.000%	09/20/18	MSC	1.717%	78,581,775	(2,117,857)	(1,620,707)	(497,150)
Russian Foreign	1.000%	03/20/19	BNP	2.385%	4,950,000	(280,952)	(292,509)	11,557
Russian Foreign	1.000%	03/20/19	DUB	2.385%	7,310,000	(414,901)	(435,200)	20,299
Russian Foreign	1.000%	03/20/19	GSC	2.385%	4,130,000	(234,411)	(244,053)	9,642
Turkey Government	1.000%	06/20/22	BNP	2.382%	10,000,000	(909,720)	(665,505)	(244,215)
Turkey Government	1.000%	09/20/22	BNP	2.403%	10,543,000	(997,684)	(708,722)	(288,962)

						($8,659,671)	($9,997,021)	$1,337,350

						$24,916,519	$48,502,362	($23,585,843)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
TRY 41,499,000	$19,483,098	3-Month USD-LIBOR	JPM	10.757%	04/08/16	($15,101)	$-	($15,101)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 30,000,000	$16,574,586	3-Month USD-LIBOR	BNP	6.250%	10/17/20	$4,642,101	$-	$4,642,101
50,121,620	27,699,155	3-Month USD-LIBOR	CSF	6.250%	10/17/20	7,754,675	-	7,754,675
8,713,565	4,550,165	3-Month USD-LIBOR	JPM	7.860%	07/21/21	1,025,407	-	1,025,407
48,823,375	27,041,471	3-Month USD-LIBOR	CSF	6.330%	10/16/21	7,913,839	-	7,913,839

						$21,336,022	$-	$21,336,022

						$21,320,921	$-	$21,320,921

Interest Rate Swaps

Floating Rate Index	Counter party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	GSC	Pay	3.465%	01/13/16	MYR 81,312,000	($96,334)	$-	($96,334)
3-Month MYR-KLIBOR	DUB	Pay	3.475%	01/13/16	85,454,000	(97,403)	-	(97,403)
3-Month MYR-KLIBOR	CIT	Pay	3.505%	01/15/16	82,324,000	(83,394)	-	(83,394)
3-Month MYR-KLIBOR	BOA	Pay	3.510%	01/15/16	84,443,000	(83,641)	-	(83,641)
3-Month MYR-KLIBOR	CIT	Pay	3.600%	02/25/16	56,415,000	(39,275)	-	(39,275)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/25/16	54,763,000	(38,125)	-	(38,125)
3-Month MYR-KLIBOR	DUB	Pay	3.600%	02/26/16	113,386,000	(70,826)	-	(70,826)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/26/16	108,970,000	(76,443)	-	(76,443)
3-Month MYR-KLIBOR	GSC	Pay	3.780%	07/30/16	27,536,000	2,025	-	2,025
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 29,435,000	77,529	-	77,529
3-Month BRL-CETIP	DUB	Pay	11.807%	01/02/17	BRL 296,908,310	(1,075,432)	-	(1,075,432)
3-Month BRL-CETIP	DUB	Pay	12.190%	01/02/17	84,947,186	-	-	-
6-Month PLN-WIBOR	BNP	Receive	3.353%	10/03/17	PLN 19,330,000	(334,220)	-	(334,220)
6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	(913,887)	-	(913,887)
6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	5,462,647	-	5,462,647
6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	3,444,038	-	3,444,038
6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	2,755,230	-	2,755,230
6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	19,330,000	531,220	-	531,220
6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	26,000,000	(457,064)	-	(457,064)
6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	601,958	12,427	589,531
6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(1,305,971)	-	(1,305,971)
6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	1,480,775	-	1,480,775
6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(1,367,172)	-	(1,367,172)
6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	1,523,723	-	1,523,723
6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(1,848,024)	-	(1,848,024)
6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	2,198,953	-	2,198,953
6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(1,964,601)	-	(1,964,601)
6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	2,217,199	-	2,217,199
6-Month CLP-CLICP	DUB	Pay	1.000%	08/07/18	CLP 16,478,624,699	141,456	-	141,456
6-Month CLP-CLICP	DUB	Receive	3.704%	08/07/18	17,468,574,306	176,276	-	176,276
6-Month CLP-CLICP	DUB	Pay	0.950%	08/08/18	12,774,514,239	66,871	-	66,871
6-Month CLP-CLICP	DUB	Receive	3.603%	08/08/18	13,267,963,000	218,746	-	218,746
3-Month NZD Bank Bills	CSF	Pay	3.640%	10/03/22	NZD 25,000,000	(944,292)	-	(944,292)
3-Month NZD Bank Bills	DUB	Pay	3.650%	10/03/22	16,367,000	(608,958)	-	(608,958)
3-Month MYR-KLIBOR	GSC	Receive	4.525%	01/13/24	MYR 19,723,000	(94,083)	-	(94,083)
3-Month MYR-KLIBOR	DUB	Receive	4.535%	01/13/24	20,914,000	(104,802)	-	(104,802)
3-Month MYR-KLIBOR	BOA	Receive	4.575%	01/15/24	20,669,000	(123,149)	-	(123,149)
3-Month MYR-KLIBOR	CIT	Receive	4.575%	01/15/24	19,969,000	(118,978)	-	(118,978)
3-Month MYR-KLIBOR	JPM	Receive	4.560%	02/25/24	13,460,000	(69,124)	-	(69,124)
3-Month MYR-KLIBOR	CIT	Receive	4.568%	02/25/24	13,632,000	(72,458)	-	(72,458)
3-Month MYR-KLIBOR	DUB	Receive	4.563%	02/26/24	27,477,000	(142,372)	-	(142,372)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Floating Rate Index	Counter party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	JPM	Receive	4.565%	02/26/24	MYR 26,706,000	($139,977)	$-	($139,977)
3-Month MYR-KLIBOR	GSC	Receive	4.380%	07/30/24	$5,930,000	(3,280)	-	(3,280)

						8,625,361	12,427	8,612,934

	Exchange
3-Month SEK-STIBOR	LCH	Pay	0.700%	09/21/16	SEK 2,284,362,000	(44,320)	-	(44,320)
3-Month SEK-STIBOR	LCH	Pay	0.760%	09/21/16	4,283,227,000	(8,310)	-	(8,310)
3-Month SEK-STIBOR	LCH	Pay	0.760%	09/21/16	2,116,827,000	6,160	-	6,160
3-Month SEK-STIBOR	LCH	Pay	0.765%	09/21/16	1,427,742,000	6,925	-	6,925
3-Month SEK-STIBOR	LCH	Pay	0.770%	09/21/16	2,116,827,000	14,081	-	14,081
3-Month SEK-STIBOR	LCH	Pay	0.810%	09/21/16	1,427,742,000	30,866	-	30,866
3-Month SEK-STIBOR	LCH	Pay	0.889%	09/21/16	2,855,485,000	145,623	-	145,623
3-Month SEK-STIBOR	LCH	Pay	0.890%	09/21/16	1,427,742,000	73,603	-	73,603
3-Month NOK-NIBOR	LCH	Receive	1.710%	09/21/16	NOK 1,971,446,000	(10,740)	-	(10,740)
3-Month NOK-NIBOR	LCH	Receive	1.715%	09/21/16	1,971,447,000	(14,729)	-	(14,729)
3-Month NOK-NIBOR	LCH	Receive	1.775%	09/21/16	2,114,000,000	(67,782)	-	(67,782)
3-Month NOK-NIBOR	LCH	Receive	1.810%	09/21/16	1,321,250,000	(61,284)	-	(61,284)
3-Month NOK-NIBOR	LCH	Receive	1.816%	09/21/16	2,642,500,000	(129,559)	-	(129,559)
3-Month NOK-NIBOR	LCH	Receive	1.820%	09/21/16	2,642,500,000	(133,673)	-	(133,673)
3-Month NOK-NIBOR	LCH	Receive	1.835%	09/21/16	1,321,250,000	(74,857)	-	(74,857)
3-Month NOK-NIBOR	LCH	Receive	1.840%	09/21/16	1,321,250,000	(77,530)	-	(77,530)
3-Month NOK-NIBOR	LCH	Receive	1.880%	09/21/16	1,321,250,000	(99,123)	-	(99,123)
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	NZD 128,000,000	368,816	-	368,816
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	133,000,000	428,388	-	428,388
3-Month NZD Bank Bills	LCH	Pay	4.261%	07/31/17	34,611,000	66,625	-	66,625
3-Month NZD Bank Bills	LCH	Pay	4.213%	10/23/17	6,182,000	59,799	-	59,799
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	14,000,000	131,531	50	131,481
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	12,000,000	95,616	42	95,574
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	15,000,000	73,615	-	73,615
3-Month NZD Bank Bills	LCH	Pay	4.030%	10/31/17	7,000,000	33,580	25	33,555
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	8,818,000	48,171	31	48,140
6-Month HUF-BUBOR	LCH	Receive	3.778%	11/15/18	HUF 6,665,000,000	(1,520,977)	429	(1,521,406)
6-Month HUF-BUBOR	LCH	Receive	4.433%	11/15/18	3,774,000,000	(1,452,274)	69	(1,452,343)
6-Month GBP-LIBOR	LCH	Receive	2.000%	02/20/19	GBP 24,212,000	(241,075)	197	(241,272)
6-Month HUF-BUBOR	LCH	Receive	3.690%	05/15/19	HUF 10,151,019,000	(1,568,384)	-	(1,568,384)
6-Month GBP-LIBOR	LCH	Receive	2.158%	07/10/19	GBP 8,497,000	(165,409)	-	(165,409)
3-Month NZD Bank Bills	LCH	Pay	4.900%	04/30/24	NZD 41,286,000	1,354,193	-	1,354,193
6-Month JPY-LIBOR	LCH	Receive	0.795%	05/02/24	JPY 7,000,000,000	(1,233,227)	-	(1,233,227)
6-Month JPY-LIBOR	LCH	Receive	0.799%	05/02/24	6,873,157,000	(1,234,232)	-	(1,234,232)
6-Month JPY-LIBOR	LCH	Receive	0.753%	06/12/24	2,615,998,000	(326,042)	-	(326,042)

						(5,525,935)	843	(5,526,778)

						$3,099,426	$13,270	$3,086,156

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sri Lanka Government Bonds	3-Month USD-LIBOR + 100 bps	CIT	06/17/15	LKR 552,290,000	$85,015	$-	$85,015
Sri Lanka Government Bonds	3-Month USD-LIBOR + 100 bps	CIT	11/17/18	552,270,000	197,362	-	197,362

				Number of Contracts
Negative return on WIG20 Index	Positive return on WIG20 Index	JPM	12/20/14	1,303	(161,341)	-	(161,341)

					$121,036	$-	$121,036

Total Swap Agreements					$49,457,902	$48,515,632	$942,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$20,664,503	$-	$20,664,503	$-
	Closed-End Mutual Fund	11,908,342	-	11,908,342	-
	Corporate Bonds & Notes	7,894,345	-	7,894,345	-
	Senior Loan Notes	2,141,016	-	2,141,016	-
	Mortgage-Backed Securities	20,386,596	-	20,386,596	-
	Foreign Government Bonds & Notes	999,627,318	-	992,514,258	7,113,060
	Short-Term Investments	513,020,076	-	513,020,076	-
	Unfunded Loan Commitment	12,151	-	12,151	-
	Derivatives:
	Credit Contracts
	Swaps	36,915,782	-	36,915,782	-
	Equity Contracts
	Futures	1,034,648	1,034,648	-	-
	Purchased Options	4,669,985	1,024,415	3,645,570	-

	Total Equity Contracts	5,704,633	2,059,063	3,645,570	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	56,391,172	-	56,391,172	-
	Purchased Options	21,128,192	-	21,128,192	-
	Swaps	21,336,022	-	21,336,022	-

	Total Foreign Currency Contracts	98,855,386	-	98,855,386	-

	Interest Rate Contracts
	Futures	1,369,745	1,369,745	-	-
	Swaps	24,118,615	-	24,118,615	-

	Total Interest Rate Contracts	25,488,360	1,369,745	24,118,615	-

	Total Assets - Derivatives	166,964,161	3,428,808	163,535,353	-

	Total Assets	1,742,618,508	3,428,808	1,732,076,640	7,113,060

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(3,677,844)	-	(3,677,844)	-
	Derivatives:
	Credit Contracts
	Swaps	(11,999,263)	-	(11,999,263)	-
	Equity Contracts
	Futures	(736,784)	(736,784)	-	-
	Swaps	(161,341)	-	(161,341)	-

	Total Equity Contracts	(898,125)	(736,784)	(161,341)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(25,754,592)	-	(25,754,592)	-
	Written Options	(13,561,857)	-	(13,561,857)	-
	Swaps	(15,101)	-	(15,101)	-

	Total Foreign Currency Contracts	(39,331,550)	-	(39,331,550)	-

	Interest Rate Contracts
	Futures	(1,249,993)	(1,249,993)	-	-
	Swaps	(20,736,812)	-	(20,736,812)	-

	Total Interest Rate Contracts	(21,986,805)	(1,249,993)	(20,736,812)	-

	Total Liabilities - Derivatives	(74,215,743)	(1,986,777)	(72,228,966)	-

	Total Liabilities	(77,893,587)	(1,986,777)	(75,906,810)	-

	Total	$1,664,724,921	$1,442,031	$1,656,169,830	$7,113,060

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Australia - 3.9%

Newcrest Mining Ltd *	1,022,898	$9,395,898
Regis Resources Ltd	3,595,796	4,873,873

		14,269,771

Bermuda - 0.8%

Continental Gold Ltd *	1,106,705	2,865,704

Canada - 66.9%

Agnico Eagle Mines Ltd (NYSE)	575,026	16,693,005
Agnico Eagle Mines Ltd (TSE)	227,658	6,584,082
Alamos Gold Inc	1,434,881	11,441,124
Aureus Mining Inc *	3,687,000	1,298,794
AuRico Gold Inc (TSE)	1,135,000	3,962,543
B2Gold Corp *	4,700,000	9,568,284
Barrick Gold Corp (NYSE)	340,387	4,990,073
Centerra Gold Inc	1,323,662	5,933,107
Detour Gold Corp *	698,213	5,473,736
Eldorado Gold Corp	3,787,777	25,534,815
First Quantum Minerals Ltd	60,292	1,163,903
Franco-Nevada Corp	365,835	17,956,114
Goldcorp Inc (NYSE)	1,560,700	35,942,921
Kinross Gold Corp *	4,477,663	14,872,902
MAG Silver Corp *	619,176	4,605,327
New Gold Inc *	1,528,272	7,737,222
Osisko Gold Royalties Ltd *	416,654	5,275,373
Platinum Group Metals Ltd *	3,965,500	3,505,375
Primero Mining Corp *	565,128	2,750,076
Rio Alto Mining Ltd *	500,780	1,193,877
SEMAFO Inc *	2,107,424	7,413,948
Silver Wheaton Corp (NYSE)	655,465	13,063,417
Tahoe Resources Inc (TSE) *	804,997	16,380,983
Torex Gold Resources *	4,222,727	5,542,577
Torex Gold Resources Inc *¯	1,450,000	1,903,210
Yamana Gold Inc	2,509,126	15,055,428

		245,842,216

Peru - 0.4%

Cia de Minas Buenaventura SA ADR	137,043	1,586,958

South Africa - 1.0%

AngloGold Ashanti Ltd ADR *	107,460	1,289,520
Impala Platinum Holdings Ltd *	300,000	2,306,687

		3,596,207

United Kingdom - 14.6%

Fresnillo PLC	1,222,915	15,012,254
Hochschild Mining PLC *	849,937	1,860,877
Randgold Resources Ltd ADR	542,522	36,669,062

		53,542,193

United States - 7.5%

Newmont Mining Corp	197,915	4,561,941
Royal Gold Inc	355,665	23,096,885

		27,658,826

Total Common Stocks (Cost $569,274,022)		349,361,875

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $14,353,324; collateralized by Freddie Mac: 3.750% due 03/27/19 and value $14,641,463)	$14,353,324	$14,353,324

Total Short-Term Investment (Cost $14,353,324)		14,353,324

TOTAL INVESTMENTS - 99.0% (Cost $583,627,346)		363,715,199

OTHER ASSETS & LIABILITIES, NET - 1.0%		3,662,996

NET ASSETS - 100.0%		$367,378,195

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	79.2%
Precious Metals & Minerals	10.2%
Silver	5.4%
Others (each less than 3.0%)	0.3%

95.1%
Short-Term Investment	3.9%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of September 30, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Torex Gold Resources Inc Acq 10/01/12	$2,951,203	$1,903,210	0.5%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$14,269,771	$-	$14,269,771	$-
	Bermuda	2,865,704	2,865,704	-	-
	Canada	245,842,216	244,543,422	1,298,794	-
	Peru	1,586,958	1,586,958	-	-
	South Africa	3,596,207	1,289,520	2,306,687	-
	United Kingdom	53,542,193	36,669,062	16,873,131	-
	United States	27,658,826	27,658,826	-	-

		349,361,875	314,613,492	34,748,383	-
	Short-Term Investment	14,353,324	-	14,353,324	-

	Total	$363,715,199	$314,613,492	$49,101,707	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	88,376,993	$1,954,899,078

TOTAL INVESTMENTS - 100.0% (Cost $1,738,779,597)		1,954,899,078

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(578,065)

NET ASSETS - 100.0%		$1,954,321,013

Notes to Schedule of Investments

(a)	The portfolio’s investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$1,954,899,078	$1,954,899,078	$–	$–

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)	PACIFIC SELECT FUND PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	3,722,085	$37,240,027
PD Aggregate Bond Index Portfolio ‘P’ *	16,404,969	185,972,467
PD High Yield Bond Market Portfolio ‘P’ *	1,887,707	24,413,717
PD Large-Cap Growth Index Portfolio ‘P’ *	2,002,989	45,648,056
PD Large-Cap Value Index Portfolio ‘P’ *	2,454,311	53,241,365
PD Small-Cap Growth Index Portfolio ‘P’ *	385,535	7,720,394
PD Small-Cap Value Index Portfolio ‘P’ *	653,228	11,683,204
PD Emerging Markets Portfolio ‘P’ *	503,548	7,648,738
PD International Large-Cap Portfolio ‘P’ *	2,214,911	35,670,183

Total Affiliated Mutual Funds (Cost $364,268,224)		409,238,151

TOTAL INVESTMENTS - 100.0% (Cost $364,268,224)		409,238,151

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(81,488)

NET ASSETS - 100.0%		$409,156,663

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	9,097,865	$91,025,534
PD Aggregate Bond Index Portfolio ‘P’ *	38,610,416	437,701,190
PD High Yield Bond Market Portfolio ‘P’ *	5,768,240	74,600,633
PD Large-Cap Growth Index Portfolio ‘P’ *	9,724,825	221,628,470
PD Large-Cap Value Index Portfolio ‘P’ *	12,911,175	280,082,074
PD Small-Cap Growth Index Portfolio ‘P’ *	2,114,562	42,344,379
PD Small-Cap Value Index Portfolio ‘P’ *	3,888,397	69,545,313
PD Emerging Markets Portfolio ‘P’ *	3,605,578	54,767,593
PD International Large-Cap Portfolio ‘P’ *	12,618,218	203,210,952

Total Affiliated Mutual Funds (Cost $1,279,623,320)		1,474,906,138

TOTAL INVESTMENTS - 100.0% (Cost $1,279,623,320)		1,474,906,138

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(277,300)

NET ASSETS - 100.0%		$1,474,628,838

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$409,238,151	$409,238,151	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,474,906,138	$1,474,906,138	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND PACIFIC DYNAMIX - GROWTH PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,522,105	$15,228,898
PD Aggregate Bond Index Portfolio ‘P’ *	6,690,832	75,849,609
PD High Yield Bond Market Portfolio ‘P’ *	787,482	10,184,498
PD Large-Cap Growth Index Portfolio ‘P’ *	4,178,645	95,231,203
PD Large-Cap Value Index Portfolio ‘P’ *	5,053,860	109,633,376
PD Small-Cap Growth Index Portfolio ‘P’ *	1,431,419	28,664,347
PD Small-Cap Value Index Portfolio ‘P’ *	2,146,466	38,390,273
PD Emerging Markets Portfolio ‘P’ *	1,871,079	28,421,100
PD International Large-Cap Portfolio ‘P’ *	5,776,253	93,024,060

Total Affiliated Mutual Funds (Cost $408,194,718)		494,627,364

TOTAL INVESTMENTS - 100.0% (Cost $408,194,718)		494,627,364

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(93,951)

NET ASSETS - 100.0%		$494,533,413

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	29,794,575	$342,219,838
Floating Rate Income Portfolio ‘P’ *	6,168,042	64,159,538
Floating Rate Loan Portfolio ‘P’ *	11,061,882	89,764,577
High Yield Bond Portfolio ‘P’ *	16,535,921	124,325,307
Inflation Managed Portfolio ‘P’ *	8,810,224	99,845,992
Inflation Strategy Portfolio ‘P’ *	9,800,560	100,193,209
Managed Bond Portfolio ‘P’ *	31,329,224	398,673,778
Short Duration Bond Portfolio ‘P’ *	39,264,068	385,878,072
Emerging Markets Debt Portfolio ‘P’ *	16,808,103	173,811,453
Comstock Portfolio ‘P’ *	5,429,357	73,447,703
Dividend Growth Portfolio ‘P’ *	811,722	12,281,162
Equity Index Portfolio ‘P’ *	809,364	36,250,785
Growth Portfolio ‘P’ *	1,204,053	23,979,163
Large-Cap Growth Portfolio ‘P’ *	4,318,363	36,765,210
Large-Cap Value Portfolio ‘P’ *	5,371,999	99,157,301
Main Street Core Portfolio ‘P’ *	827,461	25,279,212
Mid-Cap Equity Portfolio ‘P’ *	1,375,213	23,417,837
Mid-Cap Growth Portfolio ‘P’ *	1,152,821	12,157,609
Mid-Cap Value Portfolio ‘P’ *	1,201,767	23,878,035
Value Advantage Portfolio ‘P’ *	1,908,202	24,036,082
International Large-Cap Portfolio ‘P’ *	10,506,161	87,066,436
International Value Portfolio ‘P’ *	2,927,856	36,031,188
Currency Strategies Portfolio ‘P’ *	7,453,917	78,718,056
Global Absolute Return Portfolio ‘P’ *	12,603,078	131,080,690
Precious Metals Portfolio ‘P’ *	4,553,555	20,802,995

Total Affiliated Mutual Funds (Cost $2,338,993,367)		2,523,221,228

TOTAL INVESTMENTS - 100.0% (Cost $2,338,993,367)		2,523,221,228

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(377,100)

NET ASSETS - 100.0%		$2,522,844,128

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$494,627,364	$494,627,364	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,523,221,228	$2,523,221,228	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	44,447,417	$510,522,056
Floating Rate Income Portfolio ‘P’ *	6,933,197	72,118,625
Floating Rate Loan Portfolio ‘P’ *	16,060,205	130,324,791
High Yield Bond Portfolio ‘P’ *	24,942,425	187,529,596
Inflation Managed Portfolio ‘P’ *	9,522,673	107,920,147
Inflation Strategy Portfolio ‘P’ *	10,545,853	107,812,497
Managed Bond Portfolio ‘P’ *	44,142,699	561,729,089
Short Duration Bond Portfolio ‘P’ *	43,997,551	432,397,638
Emerging Markets Debt Portfolio ‘P’ *	20,616,987	213,198,860
American Funds Growth-Income Portfolio ‘P’ *	1,590,106	23,795,148
Comstock Portfolio ‘P’ *	10,016,068	135,496,200
Dividend Growth Portfolio ‘P’ *	4,635,856	70,139,424
Growth Portfolio ‘P’ *	3,238,157	64,489,096
Large-Cap Growth Portfolio ‘P’ *	11,970,482	101,912,997
Large-Cap Value Portfolio ‘P’ *	9,682,354	178,718,610
Main Street Core Portfolio ‘P’ *	3,045,443	93,039,250
Mid-Cap Equity Portfolio ‘P’ *	1,763,164	30,024,070
Mid-Cap Growth Portfolio ‘P’ *	4,122,193	43,472,484
Mid-Cap Value Portfolio ‘P’ *	6,387,018	126,904,289
Small-Cap Equity Portfolio ‘P’ *	2,279,762	44,003,622
Small-Cap Growth Portfolio ‘P’ *	166,971	2,365,769
Small-Cap Index Portfolio ‘P’ *	1,265,699	20,793,253
Small-Cap Value Portfolio ‘P’ *	1,321,629	23,758,264
Tactical Strategy Portfolio ‘P’ *	12,176,132	134,545,353
Value Advantage Portfolio ‘P’ *	6,091,467	76,729,277
Emerging Markets Portfolio ‘P’ *	5,089,925	84,849,822
International Large-Cap Portfolio ‘P’ *	7,473,742	61,936,238
International Small-Cap Portfolio ‘P’ *	7,840,563	85,757,423
International Value Portfolio ‘P’ *	3,441,119	42,347,580
Tactical International Portfolio ‘P’ *	8,351,356	84,663,767
Currency Strategies Portfolio ‘P’ *	15,256,994	161,123,471
Global Absolute Return Portfolio ‘P’ *	21,647,835	225,152,402
Precious Metals Portfolio ‘P’ *	4,367,334	19,952,242

Total Affiliated Mutual Funds (Cost $3,812,269,749)		4,259,523,350

TOTAL INVESTMENTS - 100.0% (Cost $3,812,269,749)		4,259,523,350

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(629,250)

NET ASSETS - 100.0%		$4,258,894,100

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	107,909,790	$1,239,449,473
Floating Rate Income Portfolio ‘P’ *	13,887,302	144,454,740
Floating Rate Loan Portfolio ‘P’ *	34,379,066	278,978,040
High Yield Bond Portfolio ‘P’ *	61,015,379	458,744,070
Inflation Managed Portfolio ‘P’ *	33,443,661	379,015,935
Inflation Strategy Portfolio ‘P’ *	35,462,519	362,540,885
Managed Bond Portfolio ‘P’ *	107,419,947	1,366,951,051
Short Duration Bond Portfolio ‘P’ *	86,349,601	848,623,675
Emerging Markets Debt Portfolio ‘P’ *	58,351,371	603,407,563
American Funds Growth-Income Portfolio ‘P’ *	5,711,483	85,469,530
Comstock Portfolio ‘P’ *	34,398,142	465,334,046
Dividend Growth Portfolio ‘P’ *	14,245,396	215,529,538
Growth Portfolio ‘P’ *	10,626,934	211,639,347
Large-Cap Growth Portfolio ‘P’ *	45,993,749	391,576,615
Large-Cap Value Portfolio ‘P’ *	37,759,971	696,980,224
Long/Short Large-Cap Portfolio ‘P’ *	33,966,465	469,665,821
Main Street Core Portfolio ‘P’ *	12,067,915	368,678,692
Mid-Cap Equity Portfolio ‘P’ *	13,387,251	227,965,081
Mid-Cap Growth Portfolio ‘P’ *	21,162,583	223,179,775
Mid-Cap Value Portfolio ‘P’ *	22,541,280	447,874,881
Small-Cap Equity Portfolio ‘P’ *	7,413,131	143,087,112
Small-Cap Growth Portfolio ‘P’ *	15,912,098	225,454,432
Small-Cap Index Portfolio ‘P’ *	4,549,026	74,732,634
Small-Cap Value Portfolio ‘P’ *	8,194,997	147,317,342
Tactical Strategy Portfolio ‘P’ *	70,675,526	780,959,329
Value Advantage Portfolio ‘P’ *	27,343,963	344,429,783
Real Estate Portfolio ‘P’ *	7,336,170	143,611,802
Emerging Markets Portfolio ‘P’ *	35,082,866	584,836,715
International Large-Cap Portfolio ‘P’ *	72,554,771	601,274,375
International Small-Cap Portfolio ‘P’ *	40,545,460	443,472,492
International Value Portfolio ‘P’ *	23,944,967	294,674,880
Tactical International Portfolio ‘P’ *	29,633,983	300,421,232
Currency Strategies Portfolio ‘P’ *	73,625,887	777,535,754
Global Absolute Return Portfolio ‘P’ *	60,942,286	633,841,759
Precious Metals Portfolio ‘P’ *	28,602,763	130,672,208

Total Affiliated Mutual Funds (Cost $13,249,471,519)		15,112,380,831

TOTAL INVESTMENTS - 100.0% (Cost $13,249,471,519)		15,112,380,831

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,225,199)

NET ASSETS - 100.0%		$15,110,155,632

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,259,523,350	$4,259,523,350	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,112,380,831	$15,112,380,831	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO Schedule of Investments September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	64,968,634	$746,228,303
Floating Rate Income Portfolio ‘P’ *	7,404,860	77,024,836
Floating Rate Loan Portfolio ‘P’ *	14,235,243	115,515,654
Inflation Managed Portfolio ‘P’ *	16,729,668	189,596,789
Inflation Strategy Portfolio ‘P’ *	15,209,477	155,489,726
Managed Bond Portfolio ‘P’ *	68,273,921	868,806,128
Short Duration Bond Portfolio ‘P’ *	19,683,820	193,447,980
Emerging Markets Debt Portfolio ‘P’ *	24,286,977	251,149,975
American Funds Growth Portfolio ‘P’ *	4,299,161	54,907,564
American Funds Growth-Income Portfolio ‘P’ *	4,776,493	71,477,864
Comstock Portfolio ‘P’ *	33,335,087	450,953,156
Dividend Growth Portfolio ‘P’ *	16,330,935	247,083,250
Growth Portfolio ‘P’ *	9,689,485	192,969,707
Large-Cap Growth Portfolio ‘P’ *	43,618,461	371,354,146
Large-Cap Value Portfolio ‘P’ *	34,844,192	643,160,266
Long/Short Large-Cap Portfolio ‘P’ *	46,829,899	647,532,892
Main Street Core Portfolio ‘P’ *	10,589,565	323,514,619
Mid-Cap Equity Portfolio ‘P’ *	22,162,261	377,390,531
Mid-Cap Growth Portfolio ‘P’ *	24,030,685	253,426,669
Mid-Cap Value Portfolio ‘P’ *	24,479,169	486,378,993
Small-Cap Equity Portfolio ‘P’ *	12,268,763	236,809,770
Small-Cap Growth Portfolio ‘P’ *	12,513,438	177,299,692
Small-Cap Index Portfolio ‘P’ *	2,979,235	48,943,672
Small-Cap Value Portfolio ‘P’ *	13,604,518	244,561,583
Tactical Strategy Portfolio ‘P’ *	70,420,337	778,139,508
Value Advantage Portfolio ‘P’ *	25,573,535	322,129,129
Real Estate Portfolio ‘P’ *	12,379,535	242,339,962
Emerging Markets Portfolio ‘P’ *	36,334,916	605,708,580
International Large-Cap Portfolio ‘P’ *	75,574,537	626,299,720
International Small-Cap Portfolio ‘P’ *	45,160,774	493,953,240
International Value Portfolio ‘P’ *	30,171,762	371,303,937
Tactical International Portfolio ‘P’ *	36,986,290	374,956,915
Currency Strategies Portfolio ‘P’ *	58,798,414	620,948,297
Global Absolute Return Portfolio ‘P’ *	50,730,653	527,633,747
Precious Metals Portfolio ‘P’ *	27,688,764	126,496,587

Total Affiliated Mutual Funds (Cost $10,719,176,570)		12,514,933,387

TOTAL INVESTMENTS - 100.0% (Cost $10,719,176,570)		12,514,933,387

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,854,758)

NET ASSETS - 100.0%		$12,513,078,629

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	7,232,246	$83,069,424
Managed Bond Portfolio ‘P’ *	7,580,985	96,470,311
Emerging Markets Debt Portfolio ‘P’ *	3,935,666	40,698,453
American Funds Growth Portfolio ‘P’ *	1,487,500	18,997,891
American Funds Growth-Income Portfolio ‘P’ *	1,025,081	15,339,828
Comstock Portfolio ‘P’ *	7,112,034	96,210,758
Dividend Growth Portfolio ‘P’ *	4,586,138	69,387,199
Growth Portfolio ‘P’ *	1,884,830	37,537,097
Large-Cap Growth Portfolio ‘P’ *	9,777,010	83,238,456
Large-Cap Value Portfolio ‘P’ *	7,445,611	137,432,401
Long/Short Large-Cap Portfolio ‘P’ *	10,002,443	138,307,163
Main Street Core Portfolio ‘P’ *	2,260,256	69,051,539
Mid-Cap Equity Portfolio ‘P’ *	4,728,239	80,514,921
Mid-Cap Growth Portfolio ‘P’ *	6,353,990	67,008,929
Mid-Cap Value Portfolio ‘P’ *	6,670,347	132,533,770
Small-Cap Equity Portfolio ‘P’ *	3,973,529	76,696,438
Small-Cap Growth Portfolio ‘P’ *	5,699,715	80,757,801
Small-Cap Index Portfolio ‘P’ *	1,569,548	25,784,964
Small-Cap Value Portfolio ‘P’ *	4,381,170	78,758,087
Tactical Strategy Portfolio ‘P’ *	20,046,815	221,515,828
Value Advantage Portfolio ‘P’ *	5,457,710	68,746,353
Real Estate Portfolio ‘P’ *	3,973,466	77,783,997
Emerging Markets Portfolio ‘P’ *	9,275,265	154,620,082
International Large-Cap Portfolio ‘P’ *	16,276,593	134,887,036
International Small-Cap Portfolio ‘P’ *	13,310,590	145,586,723
International Value Portfolio ‘P’ *	6,435,960	79,203,106
Tactical International Portfolio ‘P’ *	7,955,313	80,648,794
Currency Strategies Portfolio ‘P’ *	10,984,446	116,002,667
Global Absolute Return Portfolio ‘P’ *	10,834,665	112,687,981
Precious Metals Portfolio ‘P’ *	11,682,989	53,373,933

Total Affiliated Mutual Funds (Cost $2,266,167,655)		2,672,851,930

TOTAL INVESTMENTS - 100.0% (Cost $2,266,167,655)		2,672,851,930

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(402,282)

NET ASSETS - 100.0%		$2,672,449,648

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,514,933,387	$12,514,933,387	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,672,851,930	$2,672,851,930	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.9%

Consumer Discretionary - 5.0%

Amazon.com Inc 0.650% due 11/27/15	$100,000	$100,044
AutoZone Inc 1.300% due 01/13/17	150,000	150,059
Carnival Corp (Panama) 1.200% due 02/05/16	100,000	100,346
Comcast Corp
5.850% due 11/15/15	350,000	370,370
6.500% due 01/15/17	550,000	616,298
DIRECTV Holdings LLC 3.500% due 03/01/16	600,000	621,205
Hyatt Hotels Corp 3.875% due 08/15/16	100,000	104,832
Johnson Controls Inc 1.400% due 11/02/17	120,000	119,098
Lowe’s Cos Inc 2.125% due 04/15/16	350,000	356,397
Macy’s Retail Holdings Inc 5.900% due 12/01/16	200,000	219,996
Marriott International Inc 6.200% due 06/15/16	100,000	108,376
Mattel Inc 2.500% due 11/01/16	100,000	102,677
Mohawk Industries Inc 6.125% due 01/15/16	200,000	213,244
NBCUniversal Media LLC 2.875% due 04/01/16	100,000	103,134
Omnicom Group Inc 5.900% due 04/15/16	300,000	322,187
Starbucks Corp 0.875% due 12/05/16	150,000	150,043
Target Corp
5.375% due 05/01/17	200,000	221,168
5.875% due 07/15/16	150,000	163,658
The Board of Trustees of The Leland Stanford Junior University 4.250% due 05/01/16	135,000	142,108
The Home Depot Inc 5.400% due 03/01/16	500,000	533,365
The Walt Disney Co
0.875% due 05/30/17	250,000	248,035
1.125% due 02/15/17	500,000	500,685
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	250,000	249,677
Time Warner Cable Inc 5.850% due 05/01/17	350,000	388,200
Time Warner Inc 5.875% due 11/15/16	350,000	384,195
Viacom Inc 3.500% due 04/01/17	350,000	367,462
Whirlpool Corp 1.350% due 03/01/17	150,000	149,565
Wyndham Worldwide Corp 2.950% due 03/01/17	26,000	26,723

		7,133,147

Consumer Staples - 7.0%

Anheuser-Busch InBev Finance Inc 1.125% due 01/27/17	100,000	100,000
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	600,000	599,652
2.875% due 02/15/16	300,000	308,394
Beam Suntory Inc 1.875% due 05/15/17	200,000	201,218
Bunge Ltd Finance Corp 4.100% due 03/15/16	200,000	208,743

	Principal Amount	Value
Colgate-Palmolive Co 1.300% due 01/15/17	$250,000	$251,710
ConAgra Foods Inc 1.300% due 01/25/16	200,000	200,866
Costco Wholesale Corp 0.650% due 12/07/15	450,000	450,876
CVS Health Corp
1.200% due 12/05/16	350,000	350,660
5.750% due 06/01/17	250,000	277,984
Diageo Capital PLC (United Kingdom) 1.500% due 05/11/17	250,000	251,429
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	350,000	367,791
Dr Pepper Snapple Group Inc 2.900% due 01/15/16	100,000	102,747
General Mills Inc 0.875% due 01/29/16	250,000	250,792
Kellogg Co 4.450% due 05/30/16	300,000	317,187
Kimberly-Clark Corp 6.125% due 08/01/17	200,000	226,129
Kraft Foods Group Inc 2.250% due 06/05/17	200,000	203,881
Lorillard Tobacco Co 3.500% due 08/04/16	100,000	103,920
Mondelez International Inc 4.125% due 02/09/16	350,000	365,004
PepsiCo Inc
0.950% due 02/22/17	100,000	99,641
1.250% due 08/13/17	350,000	349,253
2.500% due 05/10/16	400,000	411,933
Philip Morris International Inc
1.125% due 08/21/17	200,000	198,865
2.500% due 05/16/16	350,000	360,030
Reynolds American Inc 1.050% due 10/30/15	100,000	100,321
Sysco Corp 1.450% due 10/02/17 #	110,000	110,238
The Coca-Cola Co 1.500% due 11/15/15	550,000	556,260
The Hershey Co 1.500% due 11/01/16	150,000	152,117
The Kroger Co
2.200% due 01/15/17	200,000	203,962
3.900% due 10/01/15	150,000	154,910
The Procter & Gamble Co
1.450% due 08/15/16	400,000	405,167
1.800% due 11/15/15	200,000	203,058
Tyson Foods Inc 6.600% due 04/01/16	200,000	216,464
Unilever Capital Corp 2.750% due 02/10/16	200,000	205,894
Wal-Mart Stores Inc
0.600% due 04/11/16	500,000	499,949
1.000% due 04/21/17	100,000	99,985
1.500% due 10/25/15	300,000	303,551
Walgreen Co 1.800% due 09/15/17	250,000	251,103

		10,021,684

Energy - 8.0%

Anadarko Petroleum Corp
5.950% due 09/15/16	350,000	381,933
6.375% due 09/15/17	400,000	453,008
Apache Corp 1.750% due 04/15/17	150,000	151,204
Boardwalk Pipelines LP 5.500% due 02/01/17	200,000	215,263
BP Capital Markets PLC (United Kingdom)
1.846% due 05/05/17	200,000	202,279
3.125% due 10/01/15	600,000	616,346
3.200% due 03/11/16	400,000	414,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Cameron International Corp 1.400% due 06/15/17	$100,000	$99,997
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	250,000	276,594
Chevron Corp 0.889% due 06/24/16	150,000	150,687
ConocoPhillips Canada Funding Co I (Canada) 5.625% due 10/15/16	250,000	274,637
Devon Energy Corp 1.200% due 12/15/16	250,000	250,301
El Paso Pipeline Partners Operating Co LLC 4.100% due 11/15/15	300,000	310,121
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	109,986
Energy Transfer Partners LP 6.125% due 02/15/17	200,000	220,926
Ensco PLC (United Kingdom) 3.250% due 03/15/16	250,000	257,594
Enterprise Products Operating LLC
6.300% due 09/15/17	250,000	283,675
8.375% due 08/01/66 §	250,000	275,118
EOG Resources Inc 2.500% due 02/01/16	150,000	153,600
Exxon Mobil Corp 0.921% due 03/15/17	250,000	249,649
Halliburton Co 1.000% due 08/01/16	150,000	150,737
Hess Corp 1.300% due 06/15/17	67,000	66,794
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	400,000	413,719
Marathon Oil Corp 0.900% due 11/01/15	200,000	200,125
Marathon Petroleum Corp 3.500% due 03/01/16	100,000	103,480
Nabors Industries Inc 2.350% due 09/15/16	150,000	153,336
Noble Holding International Ltd (Cayman) 3.050% due 03/01/16	75,000	76,668
Occidental Petroleum Corp
1.750% due 02/15/17	350,000	354,509
2.500% due 02/01/16	150,000	153,598
ONEOK Partners LP 3.250% due 02/01/16	250,000	257,837
Phillips 66 2.950% due 05/01/17	300,000	311,916
Pioneer Natural Resources Co 6.650% due 03/15/17	200,000	223,420
Shell International Finance BV (Netherlands)
0.625% due 12/04/15	400,000	400,322
0.900% due 11/15/16	200,000	200,317
1.125% due 08/21/17	300,000	298,720
Total Capital International SA (France)
1.500% due 02/17/17	350,000	353,300
1.550% due 06/28/17	300,000	302,362
Total Capital SA (France) 2.300% due 03/15/16	500,000	512,533
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	250,000	249,930
6.350% due 05/15/67 §	200,000	207,000
Transocean Inc (Cayman) 5.050% due 12/15/16	400,000	426,550
Valero Energy Corp 6.125% due 06/15/17	200,000	223,556

	Principal Amount	Value
Weatherford International LLC 6.350% due 06/15/17	$200,000	$224,425
Williams Partners LP 7.250% due 02/01/17	200,000	225,363

		11,437,833

Financials - 50.1%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	400,000	399,749
1.650% due 09/29/17	100,000	99,895
ACE INA Holdings Inc 2.600% due 11/23/15	400,000	408,504
Aflac Inc 2.650% due 02/15/17	250,000	257,865
American Express Centurion Bank 6.000% due 09/13/17	600,000	676,255
American Express Credit Corp
1.125% due 06/05/17	450,000	447,044
1.300% due 07/29/16	500,000	503,047
1.550% due 09/22/17	105,000	105,012
2.375% due 03/24/17	750,000	767,983
American Honda Finance Corp
1.125% due 10/07/16	200,000	200,768
1.200% due 07/14/17	150,000	149,505
American International Group Inc
5.050% due 10/01/15	300,000	313,196
5.450% due 05/18/17	350,000	385,963
Aon Corp 3.125% due 05/27/16	250,000	258,541
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	250,000	250,020
Australia & New Zealand Banking Group Ltd (Australia)
1.250% due 01/10/17	400,000	400,671
1.250% due 06/13/17	200,000	199,492
AvalonBay Communities Inc REIT 5.700% due 03/15/17	200,000	219,660
Bank of America Corp
1.250% due 01/11/16	900,000	904,067
1.700% due 08/25/17	450,000	448,909
3.875% due 03/22/17	250,000	263,367
5.750% due 08/15/16	1,500,000	1,620,990
6.400% due 08/28/17	500,000	562,941
Bank of America NA
1.125% due 11/14/16	850,000	848,111
1.250% due 02/14/17	1,500,000	1,495,435
Bank of Montreal (Canada)
1.300% due 07/15/16	400,000	403,370
1.300% due 07/14/17	250,000	249,753
2.500% due 01/11/17	250,000	257,568
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	400,000	429,563
BB&T Corp
1.600% due 08/15/17	250,000	250,875
3.950% due 04/29/16	500,000	525,371
BBVA US Senior SAU (Spain) 4.664% due 10/09/15	400,000	415,214
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	750,000	753,028
1.600% due 05/15/17	400,000	404,666
BioMed Realty LP REIT 3.850% due 04/15/16	100,000	104,265
BNP Paribas SA (France)
1.375% due 03/17/17	650,000	648,732
2.375% due 09/14/17	500,000	509,281
BPCE SA (France) 1.625% due 02/10/17	250,000	251,404

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Branch Banking & Trust Co 1.000% due 04/03/17	$500,000	$496,736
Canadian Imperial Bank of Commerce (Canada) 1.350% due 07/18/16	500,000	505,207
Capital One Bank USA NA 1.200% due 02/13/17	300,000	299,539
Capital One Financial Corp 3.150% due 07/15/16	500,000	517,854
Capital One NA 1.500% due 09/05/17	300,000	298,924
Caterpillar Financial Services Corp
0.700% due 11/06/15	350,000	350,670
1.000% due 03/03/17	500,000	498,476
1.250% due 08/18/17	200,000	199,571
2.050% due 08/01/16	350,000	357,905
Citigroup Inc
1.250% due 01/15/16	1,000,000	1,004,303
1.300% due 04/01/16	250,000	250,844
1.300% due 11/15/16	1,000,000	1,000,635
1.350% due 03/10/17	250,000	249,363
1.550% due 08/14/17	300,000	297,946
5.500% due 02/15/17	500,000	542,347
CNA Financial Corp 6.500% due 08/15/16	100,000	109,867
Commonwealth Bank of Australia (Australia)
1.125% due 03/13/17	400,000	398,562
1.400% due 09/08/17	350,000	348,739
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125% due 10/13/15	250,000	254,280
3.375% due 01/19/17	500,000	524,811
Credit Suisse NY (Switzerland) 1.375% due 05/26/17	750,000	746,293
Deutsche Bank AG (Germany)
1.350% due 05/30/17	350,000	347,855
1.400% due 02/13/17	250,000	250,025
3.250% due 01/11/16	350,000	360,833
6.000% due 09/01/17	400,000	448,570
ERP Operating LP REIT
5.375% due 08/01/16	150,000	162,021
5.750% due 06/15/17	150,000	166,948
Essex Portfolio LP REIT 5.500% due 03/15/17	232,000	254,372
Fifth Third Bancorp 3.625% due 01/25/16	500,000	517,736
Fifth Third Bank 1.350% due 06/01/17	200,000	199,550
First Horizon National Corp 5.375% due 12/15/15	150,000	157,251
Ford Motor Credit Co LLC
1.684% due 09/08/17	300,000	298,788
1.700% due 05/09/16	500,000	504,372
2.500% due 01/15/16	450,000	458,398
3.000% due 06/12/17	350,000	361,485
8.000% due 12/15/16	500,000	569,275
General Electric Capital Corp
1.000% due 01/08/16	1,000,000	1,003,871
1.250% due 05/15/17	200,000	200,019
2.450% due 03/15/17	1,000,000	1,030,673
3.350% due 10/17/16	900,000	943,769
5.625% due 09/15/17	400,000	447,300
HCP Inc REIT 3.750% due 02/01/16	350,000	363,519
Health Care REIT Inc 3.625% due 03/15/16	200,000	207,599
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	250,000	257,813

	Principal Amount	Value
HSBC Finance Corp 5.500% due 01/19/16	$500,000	$529,381
Intesa Sanpaolo SPA (Italy)
2.375% due 01/13/17	250,000	252,933
3.125% due 01/15/16	350,000	358,142
Jefferies Group LLC 5.500% due 03/15/16	200,000	212,722
JPMorgan Chase & Co
1.125% due 02/26/16	200,000	200,882
1.350% due 02/15/17	1,000,000	998,462
2.000% due 08/15/17	500,000	504,511
3.150% due 07/05/16	850,000	879,878
3.450% due 03/01/16	1,500,000	1,553,899
KeyBank NA 1.100% due 11/25/16	250,000	250,487
Kilroy Realty LP REIT 5.000% due 11/03/15	150,000	156,520
Kimco Realty Corp REIT 5.783% due 03/15/16	100,000	106,851
Lincoln National Corp 7.000% due 05/17/66 §	250,000	259,063
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	350,000	368,303
Manufacturers & Traders Trust Co
1.400% due 07/25/17	250,000	249,751
5.629% due 12/01/21 §	250,000	260,625
MetLife Inc 6.750% due 06/01/16	450,000	493,889
Morgan Stanley
1.750% due 02/25/16	200,000	202,192
3.800% due 04/29/16	750,000	781,693
5.375% due 10/15/15	1,000,000	1,047,516
5.550% due 04/27/17	1,000,000	1,095,588
MUFG Capital Financial 1 Ltd (Cayman) 6.346% due 07/29/49 §	400,000	429,500
MUFG Union Bank NA 3.000% due 06/06/16	400,000	413,380
National Australia Bank Ltd (Australia)
1.300% due 07/25/16	500,000	504,019
2.750% due 03/09/17	250,000	259,166
National Rural Utilities Cooperative Finance Corp 1.100% due 01/27/17	500,000	499,434
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	500,000	505,140
ORIX Corp (Japan) 3.750% due 03/09/17	300,000	315,443
PACCAR Financial Corp 0.750% due 05/16/16	300,000	300,377
PNC Bank NA
0.800% due 01/28/16	250,000	250,479
1.150% due 11/01/16	700,000	702,288
PNC Funding Corp
2.700% due 09/19/16	200,000	206,454
5.625% due 02/01/17	242,000	263,973
Prudential Financial Inc 3.000% due 05/12/16	250,000	258,156
Raymond James Financial Inc 4.250% due 04/15/16	100,000	104,825
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	400,215
1.250% due 06/16/17	700,000	698,772
2.300% due 07/20/16	500,000	513,606
Royal Bank of Scotland Group PLC (United Kingdom) 1.875% due 03/31/17	400,000	400,474
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	204,357
2.800% due 01/30/17	300,000	310,459

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan)
0.900% due 01/18/16	$ 300,000	$ 300,291
1.300% due 01/10/17	250,000	250,188
1.350% due 07/11/17	250,000	248,774
SunTrust Banks Inc 3.600% due 04/15/16	500,000	520,591
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	520,133
Synchrony Financial 1.875% due 08/15/17	135,000	135,287
The Allstate Corp 6.125% due 05/15/67 §	200,000	214,500
The Bank of New York Mellon Corp
1.969% due 06/20/17	200,000	203,093
2.300% due 07/28/16	500,000	513,502
The Bank of Nova Scotia (Canada)
1.250% due 04/11/17	500,000	499,553
1.300% due 07/21/17	150,000	149,359
1.375% due 07/15/16	500,000	504,797
2.050% due 10/07/15	500,000	508,138
The Chubb Corp 6.375% due 03/29/67 §	200,000	220,250
The Goldman Sachs Group Inc
3.625% due 02/07/16	1,250,000	1,292,135
5.625% due 01/15/17	1,000,000	1,086,426
6.250% due 09/01/17	900,000	1,010,589
The Hartford Financial Services Group Inc 5.375% due 03/15/17	150,000	163,906
The Huntington National Bank 1.375% due 04/24/17	250,000	249,736
The Progressive Corp 6.700% due 06/15/67 §	100,000	110,063
The Toronto-Dominion Bank (Canada)
2.375% due 10/19/16	500,000	514,168
2.500% due 07/14/16	500,000	515,970
The Travelers Cos Inc 6.250% due 06/20/16	150,000	163,622
Toyota Motor Credit Corp
1.125% due 05/16/17	250,000	249,221
1.750% due 05/22/17	100,000	101,341
2.050% due 01/12/17	750,000	767,390
2.800% due 01/11/16	150,000	154,341
UBS AG (Switzerland)
1.375% due 08/14/17	250,000	248,214
5.875% due 07/15/16	500,000	541,465
US Bancorp
1.650% due 05/15/17	250,000	252,448
2.200% due 11/15/16	750,000	771,836
Ventas Realty LP REIT
1.250% due 04/17/17	150,000	149,381
1.550% due 09/26/16	300,000	302,186
Wachovia Corp 5.625% due 10/15/16	750,000	816,802
Wells Fargo & Co
1.150% due 06/02/17	850,000	845,207
1.250% due 07/20/16	500,000	503,096
1.400% due 09/08/17	300,000	299,261
2.100% due 05/08/17	500,000	510,295
Westpac Banking Corp (Australia)
0.950% due 01/12/16	650,000	652,540
1.200% due 05/19/17	118,000	117,708
XL Group PLC (Ireland) 6.500% § ±	250,000	240,625

		71,877,227

Health Care - 8.0%

AbbVie Inc 1.200% due 11/06/15	650,000	652,595
Actavis Funding SCS (Luxembourg) 1.300% due 06/15/17 ~	150,000	147,306

	Principal Amount	Value
Allergan Inc 5.750% due 04/01/16	$200,000	$213,417
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	248,551
Amgen Inc
1.250% due 05/22/17	350,000	348,409
2.125% due 05/15/17	200,000	203,706
2.300% due 06/15/16	350,000	358,176
AstraZeneca PLC (United Kingdom) 5.900% due 09/15/17	350,000	393,451
Baxter International Inc 1.850% due 01/15/17	300,000	304,540
Becton Dickinson & Co 1.750% due 11/08/16	100,000	101,713
Boston Scientific Corp 6.400% due 06/15/16	250,000	271,910
Bristol-Myers Squibb Co 0.875% due 08/01/17	200,000	197,613
Cardinal Health Inc 5.800% due 10/15/16	200,000	218,816
CareFusion Corp 1.450% due 05/15/17	75,000	74,663
Celgene Corp 1.900% due 08/15/17	250,000	252,049
Cigna Corp 2.750% due 11/15/16	250,000	258,517
Eli Lilly & Co 5.200% due 03/15/17	200,000	219,685
Express Scripts Holding Co
1.250% due 06/02/17	85,000	84,389
2.650% due 02/15/17	500,000	514,482
3.125% due 05/15/16	200,000	207,221
Gilead Sciences Inc 3.050% due 12/01/16	150,000	156,256
GlaxoSmithKline Capital Inc 0.700% due 03/18/16	400,000	400,381
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	150,000	151,123
Johnson & Johnson
0.700% due 11/28/16	250,000	249,831
2.150% due 05/15/16	250,000	256,401
Laboratory Corp of America Holdings 3.125% due 05/15/16	150,000	154,777
McKesson Corp 1.292% due 03/10/17	400,000	398,814
Medtronic Inc 2.625% due 03/15/16	200,000	205,660
Merck & Co Inc 0.700% due 05/18/16	500,000	500,935
Mylan Inc 1.800% due 06/24/16	200,000	202,408
Pfizer Inc 1.100% due 05/15/17	200,000	199,660
Quest Diagnostics Inc 3.200% due 04/01/16	200,000	206,449
Sanofi (France) 2.625% due 03/29/16	400,000	411,736
Stryker Corp 2.000% due 09/30/16	200,000	204,167
Teva Pharmaceutical Finance Co BV (Netherlands) 2.400% due 11/10/16	400,000	410,510
Thermo Fisher Scientific Inc
2.250% due 08/15/16	350,000	356,750
3.200% due 03/01/16	350,000	361,411
UnitedHealth Group Inc 1.875% due 11/15/16	350,000	356,310

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
WellPoint Inc
2.375% due 02/15/17	$300,000	$307,341
5.875% due 06/15/17	200,000	222,466
Wyeth LLC 5.500% due 02/15/16	400,000	426,977

		11,411,572

Industrials - 4.5%

3M Co 1.375% due 09/29/16	200,000	202,967
Air Lease Corp 5.625% due 04/01/17	350,000	378,438
Boeing Capital Corp 2.125% due 08/15/16	200,000	205,106
Canadian National Railway Co (Canada) 1.450% due 12/15/16	100,000	101,191
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	149,272	166,259
Danaher Corp 2.300% due 06/23/16	150,000	154,059
Eaton Corp 0.950% due 11/02/15	200,000	200,680
Emerson Electric Co 4.750% due 10/15/15	100,000	104,285
GATX Corp 1.250% due 03/04/17	150,000	148,984
General Dynamics Corp 2.250% due 07/15/16	100,000	102,702
General Electric Co 0.850% due 10/09/15	750,000	753,408
Honeywell International Inc 5.300% due 03/15/17	150,000	165,119
Illinois Tool Works Inc 0.900% due 02/25/17	100,000	99,671
International Lease Finance Corp 6.750% due 09/01/16 ~	250,000	270,625
John Deere Capital Corp
0.750% due 01/22/16	400,000	401,094
1.050% due 12/15/16	450,000	450,837
1.125% due 06/12/17	200,000	199,097
L-3 Communications Corp
1.500% due 05/28/17	60,000	59,495
3.950% due 11/15/16	100,000	105,166
Lockheed Martin Corp 2.125% due 09/15/16	150,000	153,506
Norfolk Southern Corp 7.700% due 05/15/17	200,000	232,225
Pentair Finance SA (Luxembourg) 1.875% due 09/15/17	200,000	200,881
Pitney Bowes Inc 5.750% due 09/15/17	200,000	220,333
Precision Castparts Corp 0.700% due 12/20/15	100,000	100,201
Ryder System Inc
2.500% due 03/01/17	150,000	154,091
3.500% due 06/01/17	200,000	210,104
Southwest Airlines Co 5.750% due 12/15/16	150,000	164,019
United Technologies Corp 1.800% due 06/01/17	300,000	304,651
URS Corp 3.850% due 04/01/17	200,000	206,558
Waste Management Inc 2.600% due 09/01/16	30,000	30,882
Xylem Inc 3.550% due 09/20/16	200,000	209,449

		6,456,083

Information Technology - 5.2%

Amphenol Corp 1.550% due 09/15/17	50,000	49,962
Apple Inc 1.050% due 05/05/17	500,000	498,650

	Principal Amount	Value
Cisco Systems Inc
1.100% due 03/03/17	$400,000	$ 399,933
5.500% due 02/22/16	650,000	692,286
eBay Inc
1.350% due 07/15/17	200,000	199,314
1.625% due 10/15/15	150,000	151,776
Fidelity National Information Services Inc 1.450% due 06/05/17	45,000	44,770
Fiserv Inc 3.125% due 06/15/16	200,000	206,760
Google Inc 2.125% due 05/19/16	200,000	204,894
Hewlett-Packard Co
2.600% due 09/15/17	500,000	513,968
3.000% due 09/15/16	500,000	517,670
Intel Corp 1.950% due 10/01/16	250,000	255,613
International Business Machines Corp
1.250% due 02/06/17	350,000	351,402
2.000% due 01/05/16	650,000	661,517
5.700% due 09/14/17	500,000	560,685
Intuit Inc 5.750% due 03/15/17	150,000	165,612
Jabil Circuit Inc 7.750% due 07/15/16	100,000	110,500
Microsoft Corp 2.500% due 02/08/16	100,000	102,818
Oracle Corp 5.250% due 01/15/16	400,000	423,980
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	109,750
Symantec Corp 2.750% due 06/15/17	250,000	255,810
Texas Instruments Inc 2.375% due 05/16/16	300,000	308,561
The Western Union Co 5.930% due 10/01/16	250,000	272,699
Xerox Corp
6.400% due 03/15/16	200,000	215,571
6.750% due 02/01/17	200,000	223,967

		7,498,468

Materials - 3.1%

Air Products & Chemicals Inc 2.000% due 08/02/16	100,000	102,116
BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	700,000	707,552
CRH America Inc
4.125% due 01/15/16	150,000	155,807
6.000% due 09/30/16	250,000	273,557
Eastman Chemical Co 2.400% due 06/01/17	250,000	255,279
Ecolab Inc 3.000% due 12/08/16	300,000	311,574
EI du Pont de Nemours & Co
1.950% due 01/15/16	100,000	101,753
5.250% due 12/15/16	250,000	273,696
Freeport-McMoRan Inc 2.150% due 03/01/17	100,000	101,769
Monsanto Co 1.150% due 06/30/17	200,000	198,786
Praxair Inc 0.750% due 02/21/16	300,000	300,570
Rio Tinto Finance USA PLC (United Kingdom)
1.375% due 06/17/16	650,000	654,091
1.625% due 08/21/17	250,000	251,469
Teck Resources Ltd (Canada) 3.150% due 01/15/17	150,000	154,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Dow Chemical Co 2.500% due 02/15/16	$ 150,000	$ 153,300
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	450,000	496,295

		4,492,373

Telecommunication Services - 4.5%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	350,000	357,917
AT&T Inc
1.700% due 06/01/17	200,000	201,790
2.400% due 08/15/16	500,000	511,865
2.950% due 05/15/16	650,000	671,529
British Telecommunications PLC (United Kingdom) 1.625% due 06/28/16	350,000	353,370
Deutsche Telekom International Finance BV (Netherlands) 5.750% due 03/23/16	200,000	213,754
Embarq Corp 7.082% due 06/01/16	250,000	272,363
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	199,856
Orange SA (France) 2.750% due 09/14/16	350,000	360,668
Telefonica Emisiones SAU (Spain)
6.221% due 07/03/17	200,000	223,292
6.421% due 06/20/16	450,000	489,231
Verizon Communications Inc
0.700% due 11/02/15	500,000	500,555
1.350% due 06/09/17	400,000	398,362
2.000% due 11/01/16	150,000	152,418
2.500% due 09/15/16	800,000	821,207
5.500% due 04/01/17	250,000	275,281
Vodafone Group PLC (United Kingdom) 1.625% due 03/20/17	450,000	450,963

		6,454,421

Utilities - 3.5%

Appalachian Power Co 5.000% due 06/01/17	150,000	163,424
Berkshire Hathaway Energy Co 1.100% due 05/15/17	200,000	198,527
Commonwealth Edison Co 5.950% due 08/15/16	200,000	218,430
Consolidated Edison Co of New York Inc 5.300% due 12/01/16	200,000	218,458
Consumers Energy Co 5.150% due 02/15/17	200,000	217,806
Dominion Resources Inc
1.250% due 03/15/17	120,000	119,966

	Principal Amount	Value
1.400% due 09/15/17	$ 200,000	$ 198,759
1.950% due 08/15/16	350,000	355,926
Duke Energy Carolinas LLC 1.750% due 12/15/16	300,000	305,036
Duke Energy Florida Inc 0.650% due 11/15/15	350,000	350,317
Entergy Corp 4.700% due 01/15/17	250,000	267,543
Kentucky Utilities Co 1.625% due 11/01/15	125,000	126,304
LG&E & KU Energy LLC 2.125% due 11/15/15	150,000	151,900
National Grid PLC (United Kingdom) 6.300% due 08/01/16	182,000	199,505
PSEG Power LLC 5.320% due 09/15/16	350,000	378,687
Sempra Energy 2.300% due 04/01/17	350,000	357,469
Southern California Edison Co 1.125% due 05/01/17	125,000	124,649
TECO Finance Inc 4.000% due 03/15/16	100,000	104,518
The Southern Co
1.300% due 08/15/17	250,000	248,977
1.950% due 09/01/16	350,000	357,028
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	63,055
Wisconsin Energy Corp 6.250% due 05/15/67 §	150,000	155,343
Xcel Energy Inc 0.750% due 05/09/16	200,000	199,772

		5,081,399

Total Corporate Bonds & Notes (Cost $142,179,816)		141,864,207

	Shares

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

Federated Prime Obligations Fund	5,333,052	5,333,052

Total Short-Term Investment (Cost $5,333,052)		5,333,052

TOTAL INVESTMENTS - 102.6% (Cost $147,512,868)		147,197,259

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(3,702,799)

NET ASSETS - 100.0%		$143,494,460

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$141,864,207	$-	$141,864,207	$-
	Short-Term Investment	5,333,052	5,333,052	-	-

	Total	$147,197,259	$5,333,052	$141,864,207	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.0%

Consumer Discretionary - 1.9%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$108,818
5.400% due 10/01/43	100,000	109,687
6.400% due 12/15/35	50,000	62,185
6.650% due 11/15/37	150,000	188,633
6.900% due 03/01/19	150,000	178,024
6.900% due 08/15/39	150,000	193,378
Amazon.com Inc 1.200% due 11/29/17	100,000	99,029
AutoZone Inc 4.000% due 11/15/20	50,000	53,086
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,969
Brinker International Inc 3.875% due 05/15/23	100,000	98,383
CBS Corp
2.300% due 08/15/19	150,000	148,170
5.900% due 10/15/40	50,000	57,478
7.875% due 07/30/30	100,000	135,848
Comcast Corp
3.600% due 03/01/24	200,000	203,936
4.250% due 01/15/33	250,000	253,837
4.950% due 06/15/16	200,000	213,873
5.700% due 07/01/19	100,000	115,682
5.875% due 02/15/18	200,000	227,009
6.450% due 03/15/37	100,000	128,223
6.950% due 08/15/37	200,000	270,598
Delphi Corp 4.150% due 03/15/24	40,000	40,894
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	102,300
3.800% due 03/15/22	100,000	101,825
5.000% due 03/01/21	100,000	110,911
5.150% due 03/15/42	200,000	202,972
5.200% due 03/15/20	35,000	39,254
6.000% due 08/15/40	50,000	56,350
6.375% due 03/01/41	50,000	58,470
Discovery Communications LLC
4.950% due 05/15/42	100,000	100,458
5.050% due 06/01/20	50,000	55,529
Dollar General Corp 3.250% due 04/15/23	50,000	44,758
Expedia Inc 4.500% due 08/15/24	200,000	198,667
Ford Motor Co
4.750% due 01/15/43	300,000	301,416
7.450% due 07/16/31	150,000	198,572
Hasbro Inc 3.150% due 05/15/21	50,000	50,085
International Game Technology 5.350% due 10/15/23	100,000	103,046
Johnson Controls Inc
2.600% due 12/01/16	100,000	103,374
3.625% due 07/02/24	43,000	42,704
5.000% due 03/30/20	50,000	55,319
Kohl’s Corp 3.250% due 02/01/23	100,000	97,012
Lowe’s Cos Inc
2.125% due 04/15/16	200,000	203,656
3.120% due 04/15/22	100,000	101,442
3.875% due 09/15/23	100,000	105,021
6.875% due 02/15/28	50,000	63,695
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	49,579
3.875% due 01/15/22	100,000	104,354
6.375% due 03/15/37	100,000	124,535

	Principal Amount	Value
Marriott International Inc 3.375% due 10/15/20	$83,000	$85,302
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	128,949
Mattel Inc 1.700% due 03/15/18	200,000	198,605
McDonald’s Corp
3.500% due 07/15/20	50,000	52,865
3.700% due 02/15/42	200,000	183,843
4.875% due 07/15/40	10,000	10,974
5.350% due 03/01/18	100,000	112,017
MDC Holdings Inc 5.500% due 01/15/24	83,000	82,199
Mohawk Industries Inc 6.125% due 01/15/16	78,000	83,165
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	73,724
4.375% due 04/01/21	100,000	109,112
6.400% due 04/30/40	125,000	161,561
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	63,272
NIKE Inc
2.250% due 05/01/23	27,000	25,578
3.625% due 05/01/43	25,000	23,619
Nordstrom Inc 4.000% due 10/15/21	250,000	267,877
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,413
Omnicom Group Inc
3.625% due 05/01/22	100,000	101,663
4.450% due 08/15/20	50,000	53,794
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	115,508
Princeton University 5.700% due 03/01/39	50,000	64,392
QVC Inc
3.125% due 04/01/19	100,000	100,472
5.450% due 08/15/34 ~	100,000	98,514
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	62,391
Starbucks Corp 0.875% due 12/05/16	71,000	71,020
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	113,324
Target Corp
2.900% due 01/15/22	100,000	99,159
6.000% due 01/15/18	100,000	113,901
6.500% due 10/15/37	100,000	129,192
7.000% due 01/15/38	100,000	134,083
The Gap Inc 5.950% due 04/12/21	100,000	113,905
The George Washington University 4.300% due 09/15/44	50,000	50,593
The Home Depot Inc
2.000% due 06/15/19	150,000	149,184
2.700% due 04/01/23	100,000	96,966
4.200% due 04/01/43	100,000	98,785
4.400% due 04/01/21	100,000	111,362
5.400% due 03/01/16	150,000	160,009
5.875% due 12/16/36	75,000	92,657
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,238
The Walt Disney Co
0.450% due 12/01/15	200,000	199,920
1.100% due 12/01/17	175,000	173,241
1.125% due 02/15/17	100,000	100,137
2.350% due 12/01/22	100,000	96,174
2.750% due 08/16/21	50,000	50,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	$100,000	$99,871
4.300% due 11/23/23	100,000	104,619
4.700% due 10/15/19	25,000	27,368
5.850% due 04/15/40	25,000	28,126
Time Warner Cable Inc
5.000% due 02/01/20	300,000	333,844
5.875% due 11/15/40	150,000	177,124
6.550% due 05/01/37	100,000	126,560
6.750% due 06/15/39	50,000	64,452
7.300% due 07/01/38	150,000	204,649
8.250% due 04/01/19	100,000	124,359
Time Warner Inc
4.700% due 01/15/21	50,000	54,805
4.750% due 03/29/21	100,000	109,145
6.100% due 07/15/40	50,000	58,164
6.200% due 03/15/40	50,000	58,913
6.250% due 03/29/41	50,000	59,169
6.500% due 11/15/36	100,000	120,700
7.625% due 04/15/31	100,000	135,329
7.700% due 05/01/32	150,000	206,095
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,879
Viacom Inc
2.200% due 04/01/19	100,000	100,162
2.500% due 09/01/18	80,000	81,095
3.125% due 06/15/22	100,000	98,286
3.875% due 04/01/24	100,000	99,810
4.375% due 03/15/43	70,000	64,702
5.625% due 09/15/19	25,000	28,484
6.875% due 04/30/36	100,000	125,665
Whirlpool Corp 3.700% due 03/01/23	150,000	150,977
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	101,070
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	102,781
Yale University 2.086% due 04/15/19	100,000	100,336
Yum! Brands Inc
3.875% due 11/01/23	100,000	100,789
6.875% due 11/15/37	17,000	21,560

		13,535,568

Consumer Staples - 1.7%

Altria Group Inc
4.500% due 05/02/43	100,000	94,775
4.750% due 05/05/21	200,000	218,228
9.250% due 08/06/19	250,000	325,849
9.950% due 11/10/38	17,000	28,194
Anheuser-Busch InBev Finance Inc
3.700% due 02/01/24	200,000	201,578
4.625% due 02/01/44	300,000	305,114
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	150,000	149,913
2.500% due 07/15/22	100,000	94,683
3.750% due 07/15/42	100,000	89,201
5.375% due 01/15/20	200,000	225,952
7.750% due 01/15/19	100,000	120,864
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	47,843
4.479% due 03/01/21	100,000	110,350
Avon Products Inc 5.000% due 03/15/23	100,000	98,047
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	103,646
8.500% due 06/15/19	10,000	12,446
Campbell Soup Co 2.500% due 08/02/22	100,000	94,390
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	155,145

	Principal Amount	Value
Colgate-Palmolive Co
1.500% due 11/01/18	$100,000	$99,051
1.750% due 03/15/19	100,000	99,227
ConAgra Foods Inc
1.900% due 01/25/18	100,000	99,496
3.200% due 01/25/23	100,000	96,106
Costco Wholesale Corp 0.650% due 12/07/15	100,000	100,195
CVS Health Corp
2.250% due 08/12/19	150,000	148,578
5.300% due 12/05/43	200,000	224,948
5.750% due 06/01/17	100,000	111,194
6.250% due 06/01/27	100,000	126,060
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	97,794
3.875% due 04/29/43	100,000	93,526
5.750% due 10/23/17	100,000	112,435
Diageo Investment Corp 2.875% due 05/11/22	150,000	147,335
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	50,526
General Mills Inc
5.400% due 06/15/40	45,000	51,285
5.650% due 02/15/19	100,000	113,803
Kellogg Co
1.875% due 11/17/16	300,000	304,687
3.250% due 05/21/18	65,000	67,761
7.450% due 04/01/31	125,000	164,418
Kimberly-Clark Corp
6.625% due 08/01/37	100,000	135,751
7.500% due 11/01/18	50,000	60,697
Kraft Foods Group Inc
3.500% due 06/06/22	200,000	202,833
6.500% due 02/09/40	175,000	217,472
Lorillard Tobacco Co
3.500% due 08/04/16	45,000	46,764
3.750% due 05/20/23	100,000	98,552
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	202,591
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	100,907
Mondelez International Inc
6.125% due 02/01/18	100,000	113,186
6.875% due 02/01/38	300,000	390,346
PepsiCo Inc
1.250% due 08/13/17	100,000	99,787
2.750% due 03/01/23	100,000	96,709
3.600% due 03/01/24	71,000	72,790
5.000% due 06/01/18	100,000	111,400
7.900% due 11/01/18	100,000	122,954
Philip Morris International Inc
1.875% due 01/15/19	50,000	49,577
4.500% due 03/20/42	200,000	201,600
5.650% due 05/16/18	200,000	226,414
6.375% due 05/16/38	100,000	125,919
Reynolds American Inc 6.750% due 06/15/17	100,000	112,939
Safeway Inc 3.950% due 08/15/20	160,000	160,812
Sysco Corp
2.600% due 06/12/22	100,000	96,073
3.000% due 10/02/21 #	80,000	80,286
4.350% due 10/02/34 #	20,000	20,357
The Clorox Co
3.550% due 11/01/15	25,000	25,762
3.800% due 11/15/21	100,000	104,638
The Coca-Cola Co
0.750% due 11/01/16	100,000	99,924
1.800% due 09/01/16	100,000	102,148
2.500% due 04/01/23	200,000	191,835
3.300% due 09/01/21	100,000	103,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Hershey Co 1.500% due 11/01/16	$100,000	$101,411
The Kroger Co
2.200% due 01/15/17	50,000	50,990
3.300% due 01/15/21	100,000	101,546
3.850% due 08/01/23	150,000	153,199
3.900% due 10/01/15	100,000	103,273
5.150% due 08/01/43	25,000	26,835
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	267,608
The Procter & Gamble Co
1.800% due 11/15/15	200,000	203,058
2.300% due 02/06/22	100,000	98,076
4.700% due 02/15/19	100,000	111,687
5.550% due 03/05/37	200,000	246,311
Tyson Foods Inc 4.500% due 06/15/22	300,000	318,528
Unilever Capital Corp
0.850% due 08/02/17	100,000	99,039
5.900% due 11/15/32	50,000	66,004
Wal-Mart Stores Inc
0.600% due 04/11/16	100,000	99,990
1.125% due 04/11/18	400,000	394,978
3.250% due 10/25/20	100,000	104,319
5.000% due 10/25/40	200,000	226,943
5.250% due 09/01/35	125,000	144,875
5.800% due 02/15/18	100,000	113,682
6.500% due 08/15/37	350,000	465,113
Walgreen Co
1.800% due 09/15/17	75,000	75,331
3.100% due 09/15/22	75,000	72,658
5.250% due 01/15/19	25,000	27,804

		12,232,744

Energy - 2.9%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	98,450
6.200% due 03/15/40	100,000	122,740
6.375% due 09/15/17	100,000	113,252
6.450% due 09/15/36	150,000	183,373
Apache Corp
1.750% due 04/15/17	100,000	100,803
4.750% due 04/15/43	50,000	50,161
5.100% due 09/01/40	100,000	105,656
5.250% due 02/01/42	25,000	26,824
6.000% due 01/15/37	25,000	29,576
Baker Hughes Inc
5.125% due 09/15/40	50,000	55,914
7.500% due 11/15/18	165,000	200,440
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	198,790
1.846% due 05/05/17	100,000	101,140
2.237% due 05/10/19	200,000	199,035
2.750% due 05/10/23	250,000	236,632
3.125% due 10/01/15	150,000	154,086
3.561% due 11/01/21	100,000	103,009
Buckeye Partners LP 2.650% due 11/15/18	100,000	99,991
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	143,130
Cameron International Corp 3.600% due 04/30/22	200,000	203,497
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	43,656
5.700% due 05/15/17	100,000	110,637
6.750% due 02/01/39	90,000	117,366
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	97,973
5.700% due 10/15/19	50,000	57,299

	Principal Amount	Value
Chevron Corp
1.104% due 12/05/17	$100,000	$99,127
2.355% due 12/05/22	250,000	238,575
4.950% due 03/03/19	50,000	55,940
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	186,253
ConocoPhillips
5.750% due 02/01/19	150,000	171,343
6.500% due 02/01/39	250,000	328,399
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	133,868
Continental Resources Inc 3.800% due 06/01/24	270,000	265,075
DCP Midstream Operating LP 2.700% due 04/01/19	65,000	65,241
Devon Energy Corp
1.200% due 12/15/16	62,000	62,075
6.300% due 01/15/19	50,000	57,895
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	207,938
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	26,202
Ecopetrol SA (Colombia)
5.875% due 05/28/45	200,000	203,640
7.625% due 07/23/19	100,000	119,220
Enable Midstream Partners LP 2.400% due 05/15/19 ~	100,000	99,082
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,705
7.500% due 04/15/38	50,000	66,510
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	146,644
Encana Corp (Canada)
5.900% due 12/01/17	100,000	112,324
6.500% due 02/01/38	100,000	123,385
Energy Transfer Partners LP
3.600% due 02/01/23	100,000	97,538
4.900% due 02/01/24	100,000	104,743
5.950% due 10/01/43	100,000	107,584
6.500% due 02/01/42	100,000	114,252
9.000% due 04/15/19	50,000	62,726
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	100,741
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	105,167
Enterprise Products Operating LLC
4.850% due 03/15/44	300,000	305,916
6.125% due 10/15/39	115,000	139,175
6.500% due 01/31/19	100,000	117,285
6.875% due 03/01/33	150,000	194,175
EOG Resources Inc
2.500% due 02/01/16	100,000	102,400
5.625% due 06/01/19	100,000	114,875
EQT Corp 8.125% due 06/01/19	25,000	30,658
Exxon Mobil Corp 3.176% due 03/15/24	200,000	204,283
Halliburton Co
3.250% due 11/15/21	100,000	102,673
6.150% due 09/15/19	100,000	117,811
7.450% due 09/15/39	25,000	35,417
Hess Corp
5.600% due 02/15/41	50,000	56,356
7.125% due 03/15/33	50,000	66,946
8.125% due 02/15/19	100,000	123,413
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,835
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	100,000	103,430
3.950% due 09/01/22	100,000	99,465

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
4.150% due 02/01/24	$100,000	$99,390
5.300% due 09/15/20	50,000	55,103
6.950% due 01/15/38	200,000	234,020
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	116,098
Marathon Oil Corp
2.800% due 11/01/22	100,000	95,900
6.000% due 10/01/17	50,000	56,327
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	119,214
Murphy Oil Corp 3.700% due 12/01/22	100,000	97,726
Nabors Industries Inc 4.625% due 09/15/21	150,000	161,487
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	95,724
3.950% due 12/01/42	100,000	94,638
Nexen Energy ULC (Canada)
6.200% due 07/30/19	50,000	58,091
7.500% due 07/30/39	300,000	415,139
Noble Energy Inc 4.150% due 12/15/21	100,000	106,200
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	203,744
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	113,309
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	148,908
2.700% due 02/15/23	200,000	192,362
4.100% due 02/01/21	100,000	108,005
ONEOK Partners LP
3.375% due 10/01/22	100,000	97,706
8.625% due 03/01/19	150,000	186,947
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	114,143
6.800% due 05/15/38	200,000	263,688
Petrobras Global Finance BV (Netherlands) 5.625% due 05/20/43	300,000	267,426
Petrobras International Finance Co SA (Luxembourg)
3.500% due 02/06/17	100,000	101,988
3.875% due 01/27/16	600,000	615,600
5.375% due 01/27/21	100,000	101,490
5.750% due 01/20/20	25,000	26,226
6.750% due 01/27/41	100,000	101,060
6.875% due 01/20/40	50,000	52,142
7.875% due 03/15/19	100,000	115,144
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	103,950
4.875% due 01/24/22	100,000	106,500
5.500% due 01/21/21	100,000	110,550
6.500% due 06/02/41	400,000	464,680
6.625% due 06/15/35	200,000	233,100
8.000% due 05/03/19	200,000	243,900
Phillips 66
2.950% due 05/01/17	100,000	103,972
4.300% due 04/01/22	100,000	106,358
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	101,569
Plains All American Pipeline LP
4.700% due 06/15/44	50,000	49,723
5.000% due 02/01/21	50,000	55,527
6.125% due 01/15/17	100,000	110,398
6.700% due 05/15/36	100,000	127,290
Rowan Cos Inc 7.875% due 08/01/19	30,000	36,316
Schlumberger Investment SA (Luxembourg) 3.650% due 12/01/23	42,000	43,560

	Principal Amount	Value
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	$100,000	$100,158
1.900% due 08/10/18	150,000	150,201
2.375% due 08/21/22	100,000	96,534
3.625% due 08/21/42	100,000	91,693
4.300% due 09/22/19	100,000	109,943
4.550% due 08/12/43	250,000	265,447
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	105,160
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	95,512
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	95,638
2.900% due 11/08/20	90,000	91,931
3.150% due 01/23/22	100,000	101,903
3.700% due 03/01/24	200,000	207,750
3.950% due 05/15/43	100,000	95,709
5.250% due 04/15/19	100,000	112,785
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	97,188
Talisman Energy Inc (Canada)
5.850% due 02/01/37	200,000	213,489
6.250% due 02/01/38	100,000	111,916
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	343,235
The Williams Cos Inc 7.875% due 09/01/21	200,000	241,295
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	149,196
Total Capital International SA (France)
1.550% due 06/28/17	100,000	100,788
3.700% due 01/15/24	200,000	205,551
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,360
4.125% due 01/28/21	100,000	108,654
4.450% due 06/24/20	200,000	220,664
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	100,000	99,972
2.500% due 08/01/22	100,000	94,990
3.750% due 10/16/23	100,000	101,772
6.350% due 05/15/67 §	200,000	207,000
7.125% due 01/15/19	100,000	120,259
7.625% due 01/15/39	50,000	70,038
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	145,811
Transocean Inc (Cayman)
6.000% due 03/15/18	200,000	215,856
6.375% due 12/15/21	100,000	106,545
6.800% due 03/15/38	100,000	98,224
Valero Energy Corp
6.125% due 02/01/20	50,000	58,064
6.625% due 06/15/37	150,000	179,647
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	117,486
9.625% due 03/01/19	100,000	128,525
Williams Partners LP
4.000% due 11/15/21	100,000	103,639
6.300% due 04/15/40	20,000	23,376
XTO Energy Inc 6.500% due 12/15/18	100,000	118,507

		20,665,484

Financials - 10.2%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	100,000	99,937
4.000% due 04/27/16	100,000	104,628
4.000% due 03/13/24	100,000	101,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
ACE INA Holdings Inc
2.600% due 11/23/15	$100,000	$102,126
2.700% due 03/13/23	25,000	24,065
4.150% due 03/13/43	25,000	24,633
5.900% due 06/15/19	15,000	17,341
Aflac Inc
3.625% due 06/15/23	200,000	201,866
4.000% due 02/15/22	100,000	106,228
6.900% due 12/17/39	15,000	20,035
African Development Bank (Multi-National)
0.750% due 10/18/16	100,000	100,089
0.875% due 05/15/17	55,000	54,769
0.875% due 03/15/18	100,000	98,210
2.500% due 03/15/16	100,000	102,905
Alexandria Real Estate Equities Inc REIT 4.500% due 07/30/29	20,000	20,065
Alleghany Corp 4.950% due 06/27/22	100,000	108,480
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	100,512
American Express Co
2.650% due 12/02/22	150,000	144,906
4.050% due 12/03/42	125,000	118,760
7.000% due 03/19/18	100,000	116,537
American Express Credit Corp
2.125% due 07/27/18	250,000	251,628
2.125% due 03/18/19	100,000	99,717
2.800% due 09/19/16	200,000	206,690
American Honda Finance Corp 2.125% due 10/10/18	100,000	100,604
American International Group Inc
5.050% due 10/01/15	100,000	104,399
5.850% due 01/16/18	200,000	225,188
6.250% due 05/01/36	150,000	188,182
8.175% due 05/15/68 §	125,000	169,063
8.250% due 08/15/18	200,000	244,540
American Tower Corp REIT
3.450% due 09/15/21	200,000	196,410
4.700% due 03/15/22	200,000	209,738
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	104,322
7.300% due 06/28/19	20,000	24,314
Aon Corp 5.000% due 09/30/20	50,000	55,597
Aon PLC (United Kingdom) 4.250% due 12/12/42	200,000	189,019
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	100,000	100,008
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	216,189
Asian Development Bank (Multi-National)
0.500% due 06/20/16	250,000	249,712
1.125% due 03/15/17	200,000	200,902
1.375% due 03/23/20	200,000	193,753
1.875% due 10/23/18	100,000	101,043
2.500% due 03/15/16	200,000	205,867
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	246,102
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	34,175
3.625% due 10/01/20	100,000	104,094
AXA SA (France) 8.600% due 12/15/30	75,000	101,063
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	57,163

	Principal Amount	Value
Bank of America Corp
1.500% due 10/09/15	$100,000	$100,776
2.600% due 01/15/19	200,000	199,771
2.650% due 04/01/19	67,000	66,921
3.300% due 01/11/23	350,000	341,818
3.750% due 07/12/16	200,000	208,853
4.100% due 07/24/23	300,000	306,689
4.200% due 08/26/24	85,000	84,256
5.000% due 01/21/44	200,000	211,817
5.625% due 07/01/20	200,000	226,399
5.650% due 05/01/18	150,000	167,008
5.700% due 01/24/22	150,000	172,160
6.050% due 05/16/16	100,000	107,407
6.110% due 01/29/37	250,000	287,079
6.400% due 08/28/17	100,000	112,588
6.500% due 08/01/16	200,000	218,370
6.875% due 04/25/18	200,000	230,903
7.625% due 06/01/19	150,000	181,427
7.750% due 05/14/38	200,000	270,592
Bank of America NA
1.250% due 02/14/17	250,000	249,239
5.300% due 03/15/17	250,000	271,027
Bank of Montreal (Canada)
0.800% due 11/06/15	100,000	100,299
2.500% due 01/11/17	200,000	206,054
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	161,086
5.140% due 10/14/20	250,000	270,096
BB&T Corp
2.050% due 06/19/18	100,000	100,480
2.150% due 03/22/17	100,000	101,693
3.950% due 04/29/16	50,000	52,537
3.950% due 03/22/22	200,000	210,888
BBVA US Senior SAU (Spain) 4.664% due 10/09/15	200,000	207,607
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	200,000	200,808
2.450% due 12/15/15	100,000	102,352
4.300% due 05/15/43	200,000	198,715
5.750% due 01/15/40	25,000	30,337
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	49,782
3.400% due 01/31/22	100,000	103,081
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	102,401
BlackRock Inc 5.000% due 12/10/19	100,000	113,162
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	101,856
2.400% due 12/12/18	150,000	150,606
2.450% due 03/17/19	100,000	100,455
5.000% due 01/15/21	200,000	222,511
Boston Properties LP REIT
3.700% due 11/15/18	100,000	105,948
4.125% due 05/15/21	100,000	106,184
BPCE SA (France) 2.500% due 07/15/19	250,000	248,523
Camden Property Trust REIT 3.500% due 09/15/24	100,000	98,393
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	102,033
Capital One Bank USA NA 8.800% due 07/15/19	50,000	63,677
Capital One Financial Corp
3.150% due 07/15/16	200,000	207,142
6.150% due 09/01/16	100,000	109,308
Capital One NA 2.950% due 07/23/21	250,000	246,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Caterpillar Financial Services Corp
1.000% due 11/25/16	$100,000	$100,224
2.650% due 04/01/16	200,000	205,907
2.750% due 08/20/21	135,000	134,205
Citigroup Inc
1.250% due 01/15/16	350,000	351,506
1.300% due 04/01/16	100,000	100,338
1.300% due 11/15/16	300,000	300,190
2.500% due 07/29/19	100,000	99,198
3.750% due 06/16/24	100,000	99,761
3.953% due 06/15/16	250,000	262,664
4.000% due 08/05/24	50,000	49,064
4.050% due 07/30/22	100,000	101,477
4.450% due 01/10/17	150,000	159,917
4.500% due 01/14/22	60,000	64,446
4.950% due 11/07/43	100,000	106,259
6.000% due 08/15/17	100,000	112,080
6.125% due 11/21/17	100,000	112,901
6.125% due 08/25/36	100,000	115,021
6.875% due 03/05/38	100,000	132,421
8.125% due 07/15/39	200,000	297,332
8.500% due 05/22/19	150,000	187,718
CME Group Inc 3.000% due 09/15/22	50,000	49,932
CNA Financial Corp
6.500% due 08/15/16	50,000	54,933
7.350% due 11/15/19	15,000	18,071
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	252,620
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875% due 02/08/22	200,000	211,062
3.950% due 11/09/22	250,000	251,559
5.250% due 05/24/41	200,000	225,178
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	103,560
8.125% due 06/04/19	25,000	30,863
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,457
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	98,766
1.500% due 02/22/17	100,000	101,271
Countrywide Financial Corp 6.250% due 05/15/16	100,000	107,822
Credit Suisse NY (Switzerland)
2.300% due 05/28/19	300,000	297,271
4.375% due 08/05/20	350,000	379,664
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	75,726
DDR Corp REIT 3.375% due 05/15/23	100,000	95,979
Deutsche Bank AG (Germany)
3.250% due 01/11/16	300,000	309,286
3.700% due 05/30/24	85,000	84,457
Discover Bank 2.000% due 02/21/18	250,000	249,040
Duke Realty LP REIT
3.875% due 10/15/22	200,000	202,634
6.750% due 03/15/20	25,000	29,546
ERP Operating LP REIT 4.625% due 12/15/21	100,000	109,278
Essex Portfolio LP REIT 3.875% due 05/01/24	50,000	50,179
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	450,000	451,242
1.625% due 04/10/18	100,000	100,217

	Principal Amount	Value
European Investment Bank (Multi-National)
0.500% due 08/15/16	$200,000	$199,593
1.000% due 03/15/18	250,000	246,770
1.000% due 06/15/18	200,000	196,406
1.125% due 12/15/16	300,000	302,489
1.125% due 09/15/17	650,000	649,564
2.250% due 03/15/16	500,000	512,902
2.875% due 09/15/20	250,000	260,509
3.250% due 01/29/24	600,000	630,641
4.875% due 02/15/36	425,000	520,816
5.125% due 05/30/17	500,000	553,575
Export-Import Bank of Korea (South Korea) 5.000% due 04/11/22	200,000	223,977
Fifth Third Bancorp
5.450% due 01/15/17	50,000	54,409
8.250% due 03/01/38	25,000	36,982
Fifth Third Bank
1.450% due 02/28/18	200,000	197,700
2.875% due 10/01/21	300,000	295,847
First Horizon National Corp 5.375% due 12/15/15	50,000	52,417
FMS Wertmanagement AoeR (Germany)
0.625% due 04/18/16	200,000	200,286
1.000% due 11/21/17	200,000	198,295
Ford Motor Credit Co LLC
4.375% due 08/06/23	200,000	210,029
5.875% due 08/02/21	250,000	287,926
6.625% due 08/15/17	250,000	282,827
8.000% due 12/15/16	200,000	227,710
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,459
General Electric Capital Corp
1.250% due 05/15/17	75,000	75,007
1.600% due 11/20/17	150,000	150,405
3.350% due 10/17/16	400,000	419,453
3.450% due 05/15/24	350,000	351,556
4.625% due 01/07/21	200,000	220,770
5.625% due 05/01/18	600,000	678,767
5.875% due 01/14/38	200,000	241,726
6.000% due 08/07/19	200,000	233,554
6.750% due 03/15/32	350,000	460,161
6.875% due 01/10/39	200,000	269,722
Genworth Holdings Inc 7.700% due 06/15/20	150,000	180,287
HCP Inc REIT
4.250% due 11/15/23	93,000	96,060
5.375% due 02/01/21	150,000	167,634
Health Care REIT Inc
4.500% due 01/15/24	150,000	154,653
6.200% due 06/01/16	100,000	108,602
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	99,098
HSBC Bank USA NA 4.875% due 08/24/20	100,000	110,674
HSBC Finance Corp
5.500% due 01/19/16	200,000	211,752
6.676% due 01/15/21	211,000	247,722
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	105,434
4.875% due 01/14/22	100,000	111,421
6.500% due 09/15/37	300,000	370,266
6.800% due 06/01/38	150,000	193,046
HSBC USA Inc 3.500% due 06/23/24	200,000	200,006
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,401
0.875% due 03/15/18	300,000	294,870
1.125% due 03/15/17	200,000	201,867
1.125% due 09/12/19	175,000	169,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
1.375% due 10/18/16	$100,000	$101,337
1.500% due 09/25/18	300,000	299,532
2.125% due 11/09/20	200,000	200,073
3.200% due 08/07/42	100,000	91,762
4.250% due 09/10/18	125,000	137,809
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	104,520
International Bank for Reconstruction & Development (Multi-National)
0.500% due 04/15/16	400,000	399,327
0.875% due 04/17/17	100,000	100,117
1.000% due 09/15/16	400,000	402,637
1.875% due 03/15/19	300,000	303,268
2.125% due 03/15/16	250,000	255,805
2.125% due 11/01/20	200,000	200,470
2.125% due 02/13/23	100,000	99,251
7.625% due 01/19/23	100,000	138,588
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	149,830
0.875% due 06/15/18	100,000	97,830
1.750% due 09/04/18	200,000	201,534
1.750% due 09/16/19	200,000	199,087
2.125% due 11/17/17	200,000	205,295
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	200,000	208,742
5.250% due 01/12/24	200,000	214,723
Invesco Finance PLC (United Kingdom) 5.375% due 11/30/43	200,000	229,224
Jefferies Group LLC
5.125% due 01/20/23	150,000	159,744
8.500% due 07/15/19	125,000	155,076
JPMorgan Chase & Co
1.100% due 10/15/15	300,000	301,313
1.350% due 02/15/17	200,000	199,692
1.625% due 05/15/18	350,000	345,465
1.800% due 01/25/18	200,000	199,762
2.000% due 08/15/17	250,000	252,255
2.350% due 01/28/19	200,000	199,442
3.250% due 09/23/22	200,000	197,243
4.250% due 10/15/20	250,000	266,729
4.350% due 08/15/21	200,000	214,146
4.400% due 07/22/20	200,000	215,710
5.500% due 10/15/40	100,000	115,005
5.600% due 07/15/41	100,000	114,892
6.125% due 06/27/17	100,000	111,550
6.300% due 04/23/19	250,000	290,216
6.400% due 05/15/38	300,000	378,830
KeyCorp
2.300% due 12/13/18	100,000	100,066
5.100% due 03/24/21	100,000	111,563
KFW (Germany)
0.500% due 04/19/16	450,000	450,141
0.500% due 07/15/16	350,000	349,487
1.000% due 06/11/18	200,000	196,591
1.250% due 10/26/15	100,000	101,039
1.250% due 10/05/16	400,000	404,514
1.250% due 02/15/17	500,000	504,579
1.875% due 04/01/19	200,000	201,193
2.000% due 10/04/22	250,000	241,634
2.125% due 01/17/23	150,000	145,827
2.375% due 08/25/21	250,000	251,269
2.625% due 02/16/16	500,000	514,984
4.000% due 01/27/20	100,000	110,145
4.375% due 03/15/18	200,000	220,023
4.500% due 07/16/18	100,000	110,928
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	100,349
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	96,279
6.875% due 10/01/19	25,000	29,737

	Principal Amount	Value
Korea Finance Corp (South Korea) 2.875% due 08/22/18	$200,000	$204,804
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	97,390
1.750% due 04/15/19	225,000	224,748
2.125% due 07/15/16	125,000	128,354
5.125% due 02/01/17	100,000	109,728
Leucadia National Corp 6.625% due 10/23/43	100,000	104,520
Liberty Property LP REIT 4.400% due 02/15/24	94,000	98,462
Lincoln National Corp
7.000% due 05/17/66 §	100,000	103,625
8.750% due 07/01/19	115,000	146,670
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	131,537
Loews Corp 2.625% due 05/15/23	150,000	141,278
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	29,728
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,751
Markel Corp
5.350% due 06/01/21	150,000	167,969
7.125% due 09/30/19	25,000	29,814
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	50,903
3.500% due 03/10/25	75,000	73,939
MetLife Inc
5.700% due 06/15/35	100,000	120,147
5.875% due 02/06/41	200,000	235,984
6.375% due 06/15/34	100,000	128,484
6.750% due 06/01/16	250,000	274,383
Moody’s Corp 4.875% due 02/15/24	50,000	54,040
Morgan Stanley
2.125% due 04/25/18	400,000	400,367
3.800% due 04/29/16	200,000	208,451
4.100% due 05/22/23	100,000	99,858
4.350% due 09/08/26	90,000	88,687
4.875% due 11/01/22	100,000	105,780
5.375% due 10/15/15	300,000	314,255
5.500% due 07/28/21	250,000	282,040
5.625% due 09/23/19	200,000	225,381
5.750% due 01/25/21	200,000	227,588
5.950% due 12/28/17	200,000	224,187
6.625% due 04/01/18	250,000	286,577
7.250% due 04/01/32	100,000	133,068
MUFG Union Bank NA 3.000% due 06/06/16	250,000	258,362
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	300,000	302,411
National City Corp 6.875% due 05/15/19	200,000	237,364
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	96,887
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	100,816
4.750% due 04/30/43 §	200,000	198,250
8.000% due 03/01/32	50,000	72,359
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	101,028
4.125% due 01/19/16	100,000	103,826
6.700% due 03/04/20	5,000	5,959
Nordic Investment Bank (Multi-National) 0.500% due 04/14/16	200,000	200,008
Northern Trust Corp 3.375% due 08/23/21	50,000	52,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Oesterreichische Kontrollbank AG (Austria)
0.750% due 12/15/16	$200,000	$199,763
1.125% due 05/29/18	150,000	148,082
1.750% due 10/05/15	100,000	101,456
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24 ~	100,000	102,250
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,837
PNC Bank NA 1.300% due 10/03/16	250,000	251,650
PNC Funding Corp
2.700% due 09/19/16	225,000	232,261
5.125% due 02/08/20	100,000	112,910
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,117
4.625% due 09/15/42	100,000	103,120
Private Export Funding Corp
1.375% due 02/15/17	100,000	101,026
2.450% due 07/15/24	100,000	95,164
4.300% due 12/15/21	25,000	27,885
Prologis LP REIT
2.750% due 02/15/19	43,000	43,481
3.350% due 02/01/21	100,000	99,943
Prospect Capital Corp 5.000% due 07/15/19	100,000	104,258
Protective Life Corp 8.450% due 10/15/39	25,000	37,579
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	101,063
5.625% due 05/12/41	50,000	57,235
5.875% due 09/15/42 §	100,000	106,500
6.200% due 11/15/40	50,000	61,392
6.625% due 06/21/40	50,000	64,236
7.375% due 06/15/19	70,000	85,355
Realty Income Corp REIT
4.650% due 08/01/23	50,000	53,429
5.875% due 03/15/35	50,000	57,959
Regency Centers LP 4.800% due 04/15/21	100,000	109,062
Regions Financial Corp 2.000% due 05/15/18	50,000	49,461
Royal Bank of Canada (Canada)
0.800% due 10/30/15	100,000	100,297
1.200% due 01/23/17	200,000	200,108
1.200% due 09/19/18	100,000	99,548
1.500% due 01/16/18	200,000	199,539
2.200% due 09/23/19	200,000	199,888
2.625% due 12/15/15	100,000	102,393
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	174,740
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,379
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	204,357
2.200% due 02/01/19	150,000	150,654
4.250% due 10/01/44	200,000	192,147
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	305,473
3.400% due 07/11/24	300,000	301,120
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,250
3.500% due 01/20/17	200,000	209,895
Svensk Exportkredit AB (Sweden)
0.625% due 05/31/16	200,000	200,040
2.125% due 07/13/16	100,000	102,639
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	249,041
Synchrony Financial 3.750% due 08/15/21	200,000	202,014

	Principal Amount	Value
The Allstate Corp 5.750% due 08/15/53 §	$200,000	$213,375
The Bank of New York Mellon Corp
0.700% due 10/23/15	90,000	90,144
1.350% due 03/06/18	25,000	24,691
2.100% due 01/15/19	100,000	99,600
2.300% due 07/28/16	100,000	102,700
2.500% due 01/15/16	100,000	102,437
3.400% due 05/15/24	100,000	100,085
The Bank of Nova Scotia (Canada)
1.300% due 07/21/17	150,000	149,359
1.450% due 04/25/18	100,000	98,702
2.050% due 10/07/15	100,000	101,628
2.050% due 06/05/19	100,000	98,994
2.550% due 01/12/17	200,000	206,286
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	291,088
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,615
3.225% due 09/01/22	25,000	25,114
The Chubb Corp 5.750% due 05/15/18	50,000	56,582
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	303,018
2.625% due 01/31/19	400,000	399,294
2.900% due 07/19/18	300,000	307,511
3.625% due 02/07/16	300,000	310,112
3.625% due 01/22/23	400,000	397,032
5.250% due 07/27/21	150,000	166,469
5.375% due 03/15/20	300,000	334,328
5.625% due 01/15/17	225,000	244,446
6.125% due 02/15/33	150,000	180,044
6.150% due 04/01/18	100,000	112,828
6.750% due 10/01/37	200,000	238,307
7.500% due 02/15/19	250,000	298,445
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	167,604
The Korea Development Bank (South Korea) 3.875% due 05/04/17	250,000	264,677
The NASDAQ OMX Group Inc 5.550% due 01/15/20	100,000	110,460
The Progressive Corp 3.750% due 08/23/21	100,000	105,757
The Toronto-Dominion Bank (Canada)
1.125% due 05/02/17	150,000	149,275
1.400% due 04/30/18	100,000	98,491
2.375% due 10/19/16	100,000	102,834
The Travelers Cos Inc
5.750% due 12/15/17	50,000	56,453
6.250% due 06/20/16	100,000	109,081
6.250% due 06/15/37	125,000	160,972
Torchmark Corp 9.250% due 06/15/19	50,000	64,262
Toyota Motor Credit Corp
1.250% due 10/05/17	300,000	298,363
1.375% due 01/10/18	50,000	49,614
2.050% due 01/12/17	100,000	102,319
2.625% due 01/10/23	100,000	97,383
4.250% due 01/11/21	100,000	109,192
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	129,180
UBS AG (Switzerland)
5.750% due 04/25/18	100,000	112,871
5.875% due 07/15/16	100,000	108,293
5.875% due 12/20/17	100,000	112,680
UBS Preferred Funding Trust V 6.243% § ±	250,000	263,750
UDR Inc REIT 3.700% due 10/01/20	100,000	103,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
US Bancorp
2.200% due 11/15/16	$45,000	$46,310
2.950% due 07/15/22	250,000	243,037
3.600% due 09/11/24	400,000	396,226
Ventas Realty LP REIT
1.250% due 04/17/17	57,000	56,765
1.550% due 09/26/16	88,000	88,641
4.000% due 04/30/19	100,000	106,490
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	109,369
Wachovia Corp
5.500% due 08/01/35	200,000	227,612
5.625% due 10/15/16	100,000	108,907
5.750% due 02/01/18	100,000	112,825
Wells Fargo & Co
1.500% due 01/16/18	100,000	99,515
2.125% due 04/22/19	100,000	98,914
2.625% due 12/15/16	300,000	310,530
3.450% due 02/13/23	300,000	295,187
3.500% due 03/08/22	150,000	153,510
4.100% due 06/03/26	300,000	299,458
4.600% due 04/01/21	200,000	219,508
5.375% due 02/07/35	100,000	115,524
5.606% due 01/15/44	100,000	112,954
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	133,990
Westpac Banking Corp (Australia)
1.050% due 11/25/16	100,000	100,160
2.000% due 08/14/17	300,000	304,728
4.875% due 11/19/19	25,000	27,919
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	132,910
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	112,036
WP Carey Inc REIT 4.600% due 04/01/24	100,000	103,591
WR Berkley Corp 6.250% due 02/15/37	50,000	59,075
XLIT Ltd (Cayman)
2.300% due 12/15/18	50,000	50,015
5.250% due 12/15/43	50,000	55,412

		71,652,758

Health Care - 1.9%

Abbott Laboratories
5.125% due 04/01/19	80,000	89,833
6.150% due 11/30/37	25,000	32,441
AbbVie Inc
1.750% due 11/06/17	200,000	199,484
2.000% due 11/06/18	150,000	147,858
4.400% due 11/06/42	125,000	117,894
Actavis Funding SCS (Luxembourg)
1.300% due 06/15/17 ~	100,000	98,204
2.450% due 06/15/19 ~	65,000	63,283
Actavis Inc
3.250% due 10/01/22	100,000	96,646
4.625% due 10/01/42	100,000	91,719
Aetna Inc
2.750% due 11/15/22	125,000	119,799
3.950% due 09/01/20	50,000	53,356
4.125% due 11/15/42	100,000	95,108
Agilent Technologies Inc 3.200% due 10/01/22	100,000	97,384
Allergan Inc 2.800% due 03/15/23	25,000	22,384
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	99,517
Amgen Inc
3.625% due 05/22/24	100,000	99,440
5.150% due 11/15/41	174,000	184,330

	Principal Amount	Value
5.700% due 02/01/19	$100,000	$113,926
5.750% due 03/15/40	400,000	459,404
6.400% due 02/01/39	25,000	30,665
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	23,557
5.900% due 09/15/17	100,000	112,415
6.450% due 09/15/37	100,000	128,928
Baxter International Inc
1.850% due 06/15/18	100,000	99,690
3.200% due 06/15/23	50,000	49,440
4.250% due 03/15/20	100,000	107,902
Becton Dickinson & Co 3.125% due 11/08/21	100,000	102,537
Boston Scientific Corp
2.650% due 10/01/18	100,000	101,093
6.400% due 06/15/16	100,000	108,764
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	98,815
3.250% due 08/01/42	100,000	84,068
Cardinal Health Inc 3.200% due 06/15/22	100,000	99,529
CareFusion Corp 3.875% due 05/15/24	100,000	100,083
Catholic Health Initiatives 4.350% due 11/01/42	150,000	146,973
Celgene Corp
2.250% due 05/15/19	200,000	199,327
3.250% due 08/15/22	100,000	99,522
4.000% due 08/15/23	100,000	104,251
Cigna Corp
2.750% due 11/15/16	200,000	206,813
4.500% due 03/15/21	100,000	109,262
Covidien International Finance SA (Luxembourg) 6.000% due 10/15/17	125,000	141,316
Eli Lilly & Co
4.650% due 06/15/44	150,000	159,327
5.500% due 03/15/27	100,000	119,830
Express Scripts Holding Co
2.650% due 02/15/17	100,000	102,896
3.125% due 05/15/16	100,000	103,611
Gilead Sciences Inc
3.050% due 12/01/16	200,000	208,341
4.400% due 12/01/21	100,000	108,880
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	200,000	226,630
6.375% due 05/15/38	100,000	129,185
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	196,447
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	77,442
Humana Inc
3.850% due 10/01/24	100,000	100,169
4.625% due 12/01/42	100,000	98,306
Johnson & Johnson
1.650% due 12/05/18	150,000	150,088
4.850% due 05/15/41	50,000	57,738
5.550% due 08/15/17	50,000	56,252
5.950% due 08/15/37	100,000	129,406
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	106,788
Life Technologies Corp 6.000% due 03/01/20	100,000	115,592
McKesson Corp
0.950% due 12/04/15	100,000	100,146
1.292% due 03/10/17	150,000	149,555
3.796% due 03/15/24	300,000	303,187
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,377
7.125% due 03/15/18	200,000	233,072

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Medtronic Inc
1.375% due 04/01/18	$250,000	$246,434
2.750% due 04/01/23	50,000	48,088
4.450% due 03/15/20	25,000	27,539
4.500% due 03/15/42	100,000	102,700
Merck & Co Inc
1.100% due 01/31/18	100,000	99,041
2.400% due 09/15/22	100,000	95,618
3.600% due 09/15/42	300,000	273,816
4.150% due 05/18/43	100,000	99,346
6.000% due 09/15/17	50,000	56,614
6.500% due 12/01/33	100,000	134,700
6.550% due 09/15/37	100,000	132,982
Mylan Inc 2.600% due 06/24/18	100,000	101,039
Novartis Capital Corp
2.400% due 09/21/22	75,000	72,614
3.400% due 05/06/24	150,000	152,717
4.400% due 04/24/20	50,000	55,446
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	140,548
Perrigo Co PLC (Ireland) 2.300% due 11/08/18 ~	250,000	248,621
Pfizer Inc
1.500% due 06/15/18	150,000	149,237
3.400% due 05/15/24	350,000	350,300
6.200% due 03/15/19	150,000	175,510
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,220
5.750% due 01/30/40	10,000	10,964
6.950% due 07/01/37	100,000	123,598
Sanofi (France) 4.000% due 03/29/21	200,000	215,021
St Jude Medical Inc 3.250% due 04/15/23	100,000	99,122
Stryker Corp 4.100% due 04/01/43	100,000	96,268
Teva Pharmaceutical Finance IV LLC 2.250% due 03/18/20	200,000	195,538
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	101,929
3.150% due 01/15/23	100,000	97,963
3.200% due 03/01/16	100,000	103,260
4.150% due 02/01/24	100,000	103,765
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	245,061
6.875% due 02/15/38	250,000	343,414
WellPoint Inc
1.875% due 01/15/18	75,000	74,984
2.250% due 08/15/19	200,000	197,195
3.300% due 01/15/23	75,000	74,304
4.625% due 05/15/42	100,000	97,795
4.650% due 01/15/43	50,000	49,383
5.875% due 06/15/17	100,000	111,233
Wyeth LLC
5.950% due 04/01/37	50,000	61,494
6.500% due 02/01/34	100,000	131,033
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	101,892
Zoetis Inc 1.150% due 02/01/16	100,000	100,244

		13,137,815

Industrials - 1.6%

3M Co 2.000% due 06/26/22	400,000	381,949
ABB Finance USA Inc 2.875% due 05/08/22	100,000	99,026
Air Lease Corp 3.375% due 01/15/19	100,000	101,750

	Principal Amount	Value
American Airlines Pass-Through Trust ‘A’ 4.950% due 01/15/23	$188,794	$202,481
Boeing Capital Corp 4.700% due 10/27/19	200,000	223,177
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	145,848
4.450% due 03/15/43	300,000	299,313
4.700% due 10/01/19	100,000	111,409
5.650% due 05/01/17	100,000	110,948
5.750% due 05/01/40	100,000	119,059
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	101,044
6.200% due 06/01/36	50,000	65,153
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	54,841
Caterpillar Inc
3.803% due 08/15/42	100,000	93,136
3.900% due 05/27/21	200,000	214,399
6.050% due 08/15/36	125,000	157,674
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	37,318	41,565
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	29,149	29,479
CSX Corp
3.700% due 11/01/23	100,000	103,281
5.500% due 04/15/41	75,000	87,072
7.375% due 02/01/19	50,000	60,444
Danaher Corp 2.300% due 06/23/16	50,000	51,353
Deere & Co
3.900% due 06/09/42	100,000	95,441
4.375% due 10/16/19	50,000	55,087
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	72,510	77,506
Dover Corp 5.375% due 03/01/41	50,000	59,641
Eaton Corp
2.750% due 11/02/22	200,000	193,784
4.000% due 11/02/32	100,000	99,245
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	106,375
Emerson Electric Co 4.250% due 11/15/20	25,000	26,964
FedEx Corp
3.875% due 08/01/42	100,000	90,439
4.000% due 01/15/24	200,000	206,750
Flowserve Corp 4.000% due 11/15/23	143,000	145,360
GATX Corp 2.375% due 07/30/18	46,000	46,324
General Dynamics Corp
1.000% due 11/15/17	50,000	49,466
3.600% due 11/15/42	200,000	181,248
General Electric Co
2.700% due 10/09/22	100,000	97,359
3.375% due 03/11/24	250,000	252,942
4.125% due 10/09/42	100,000	99,766
5.250% due 12/06/17	100,000	111,003
Honeywell International Inc
5.000% due 02/15/19	100,000	112,214
5.300% due 03/01/18	125,000	140,119
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	149,263
4.875% due 09/15/41	100,000	110,051
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	105,087
John Deere Capital Corp
1.050% due 10/11/16	100,000	100,272
1.400% due 03/15/17	100,000	100,805
1.950% due 12/13/18	200,000	199,822
2.750% due 03/15/22	100,000	99,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	$50,000	$56,398
L-3 Communications Corp 5.200% due 10/15/19	100,000	110,596
Lockheed Martin Corp
4.250% due 11/15/19	100,000	109,254
6.150% due 09/01/36	100,000	126,592
Norfolk Southern Corp
2.903% due 02/15/23	100,000	96,908
3.000% due 04/01/22	100,000	99,739
4.800% due 08/15/43	100,000	107,644
4.837% due 10/01/41	50,000	53,853
5.900% due 06/15/19	50,000	57,949
Northrop Grumman Corp
3.250% due 08/01/23	100,000	99,094
3.500% due 03/15/21	100,000	103,749
Owens Corning 4.200% due 12/15/22	138,000	140,718
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	130,530
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15	50,000	50,298
Pitney Bowes Inc
4.625% due 03/15/24	100,000	101,582
5.600% due 03/15/18	50,000	55,014
Precision Castparts Corp 2.500% due 01/15/23	100,000	95,792
Raytheon Co
2.500% due 12/15/22	125,000	119,874
4.400% due 02/15/20	25,000	27,422
Republic Services Inc
3.800% due 05/15/18	200,000	212,691
5.500% due 09/15/19	27,000	30,769
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,411
Roper Industries Inc 1.850% due 11/15/17	100,000	100,435
Ryder System Inc
2.350% due 02/26/19	125,000	124,885
2.500% due 03/01/17	50,000	51,364
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	48,942
The Boeing Co
5.875% due 02/15/40	50,000	63,734
6.000% due 03/15/19	100,000	116,301
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	206,957
Union Pacific Corp
3.646% due 02/15/24	92,000	95,302
4.750% due 09/15/41	100,000	108,410
4.750% due 12/15/43	100,000	107,906
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	107,000	107,535
United Parcel Service Inc
1.125% due 10/01/17	50,000	49,720
2.450% due 10/01/22	100,000	96,815
3.125% due 01/15/21	100,000	103,734
5.500% due 01/15/18	50,000	56,188
6.200% due 01/15/38	50,000	65,122
United Technologies Corp
1.800% due 06/01/17	100,000	101,550
3.100% due 06/01/22	200,000	200,277
4.500% due 06/01/42	300,000	315,174
6.125% due 02/01/19	200,000	233,132
URS Corp 5.000% due 04/01/22	100,000	101,527
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	95,591	98,822
Verisk Analytics Inc 4.125% due 09/12/22	100,000	103,184

	Principal Amount	Value
Waste Management Inc
6.100% due 03/15/18	$250,000	$285,045
7.750% due 05/15/32	100,000	142,944

		11,148,622

Information Technology - 1.3%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,064
Altera Corp 2.500% due 11/15/18	100,000	101,024
Amphenol Corp 2.550% due 01/30/19	200,000	201,540
Apple Inc
0.450% due 05/03/16	175,000	174,692
2.400% due 05/03/23	450,000	426,114
3.450% due 05/06/24	300,000	303,442
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,379
Baidu Inc (Cayman) 2.250% due 11/28/17	200,000	201,491
Broadcom Corp 3.500% due 08/01/24	200,000	199,347
CA Inc 2.875% due 08/15/18	100,000	101,477
Cisco Systems Inc
2.125% due 03/01/19	200,000	200,066
4.950% due 02/15/19	200,000	224,012
5.500% due 02/22/16	200,000	213,011
5.500% due 01/15/40	100,000	116,351
Corning Inc 1.450% due 11/15/17	100,000	99,860
eBay Inc
1.350% due 07/15/17	100,000	99,657
3.250% due 10/15/20	200,000	205,069
EMC Corp
1.875% due 06/01/18	100,000	99,514
3.375% due 06/01/23	100,000	98,341
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	106,671
Fiserv Inc 3.125% due 06/15/16	50,000	51,690
Google Inc 2.125% due 05/19/16	100,000	102,447
Hewlett-Packard Co
3.000% due 09/15/16	200,000	207,068
3.750% due 12/01/20	50,000	51,900
4.050% due 09/15/22	200,000	208,078
4.650% due 12/09/21	150,000	162,659
6.000% due 09/15/41	55,000	62,921
Intel Corp
3.300% due 10/01/21	250,000	257,582
4.800% due 10/01/41	185,000	193,648
International Business Machines Corp
0.450% due 05/06/16	250,000	249,369
1.250% due 02/08/18	100,000	99,037
1.625% due 05/15/20	150,000	143,902
1.875% due 05/15/19	100,000	99,066
1.950% due 07/22/16	100,000	102,105
3.375% due 08/01/23	300,000	303,559
5.600% due 11/30/39	26,000	31,122
5.700% due 09/14/17	100,000	112,137
8.375% due 11/01/19	100,000	129,181
Juniper Networks Inc 3.100% due 03/15/16	100,000	102,656
Microsoft Corp
2.375% due 05/01/23	100,000	96,043
3.500% due 11/15/42	100,000	90,051
5.200% due 06/01/39	135,000	154,942
5.300% due 02/08/41	200,000	233,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Motorola Solutions Inc 3.500% due 03/01/23	$150,000	$145,318
NetApp Inc 3.375% due 06/15/21	50,000	50,387
Oracle Corp
1.200% due 10/15/17	300,000	297,993
2.250% due 10/08/19	300,000	299,040
4.300% due 07/08/34	100,000	100,987
5.000% due 07/08/19	100,000	112,364
5.750% due 04/15/18	100,000	113,507
6.125% due 07/08/39	100,000	124,468
6.500% due 04/15/38	100,000	129,034
Seagate HDD Cayman (Cayman) 3.750% due 11/15/18 ~	100,000	102,250
Symantec Corp 2.750% due 06/15/17	100,000	102,324
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	104,558
Texas Instruments Inc 1.000% due 05/01/18	200,000	195,416
The Western Union Co 5.930% due 10/01/16	100,000	109,079
Tyco Electronics Group SA (Luxembourg)
2.375% due 12/17/18	50,000	50,175
4.875% due 01/15/21	30,000	33,019
Xerox Corp
3.800% due 05/15/24	150,000	148,219
5.625% due 12/15/19	100,000	113,161

		8,886,401

Materials - 1.3%

Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	99,589
4.375% due 08/21/19	25,000	27,467
Allegheny Technologies Inc 5.875% due 08/15/23	50,000	52,749
Barrick Gold Corp (Canada)
3.850% due 04/01/22	100,000	96,464
4.100% due 05/01/23	200,000	192,571
5.250% due 04/01/42	100,000	92,111
BHP Billiton Finance USA Ltd (Australia)
1.875% due 11/21/16	100,000	102,081
2.050% due 09/30/18	200,000	201,134
5.000% due 09/30/43	150,000	165,208
Cabot Corp 5.000% due 10/01/16	25,000	26,749
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	101,553
CF Industries Inc 3.450% due 06/01/23	225,000	221,526
CRH America Inc 6.000% due 09/30/16	50,000	54,711
Eastman Chemical Co
4.650% due 10/15/44	50,000	47,824
4.800% due 09/01/42	100,000	99,551
Ecolab Inc
1.450% due 12/08/17	150,000	148,976
4.350% due 12/08/21	100,000	108,530
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	93,595
4.625% due 01/15/20	150,000	165,812
5.750% due 03/15/19	200,000	230,536
FMC Corp 4.100% due 02/01/24	50,000	51,806
Freeport-McMoRan Inc
2.150% due 03/01/17	200,000	203,538
3.100% due 03/15/20	150,000	149,046
3.875% due 03/15/23	300,000	296,710
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	150,050

	Principal Amount	Value
Goldcorp Inc (Canada) 3.700% due 03/15/23	$250,000	$245,557
International Paper Co
4.750% due 02/15/22	125,000	134,938
6.000% due 11/15/41	200,000	228,303
7.500% due 08/15/21	40,000	49,746
7.950% due 06/15/18	100,000	119,501
LyondellBasell Industries NV (Netherlands) 6.000% due 11/15/21	200,000	233,591
MeadWestvaco Corp 7.375% due 09/01/19	100,000	120,421
Monsanto Co
1.850% due 11/15/18	100,000	99,499
3.375% due 07/15/24	100,000	99,713
3.600% due 07/15/42	50,000	43,771
4.400% due 07/15/44	100,000	99,512
Newmont Mining Corp
3.500% due 03/15/22	100,000	92,832
5.875% due 04/01/35	100,000	98,199
Nucor Corp
4.000% due 08/01/23	25,000	25,659
4.125% due 09/15/22	50,000	52,759
5.200% due 08/01/43	25,000	26,341
Packaging Corp of America 3.650% due 09/15/24	100,000	98,444
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	278,513
PPG Industries Inc 3.600% due 11/15/20	50,000	51,925
Praxair Inc
1.050% due 11/07/17	50,000	49,500
1.250% due 11/07/18	150,000	146,511
2.200% due 08/15/22	100,000	94,570
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	101,359
3.500% due 11/02/20	100,000	103,764
7.125% due 07/15/28	50,000	64,211
9.000% due 05/01/19	150,000	192,162
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	100,588
4.750% due 03/22/42	200,000	204,360
Sonoco Products Co 5.750% due 11/01/40	200,000	231,065
Southern Copper Corp
5.250% due 11/08/42	150,000	142,368
7.500% due 07/27/35	50,000	59,771
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	103,173
5.200% due 03/01/42	100,000	91,691
6.250% due 07/15/41	50,000	50,983
The Dow Chemical Co
4.125% due 11/15/21	200,000	210,515
4.250% due 11/15/20	100,000	107,323
4.250% due 10/01/34	200,000	193,210
5.700% due 05/15/18	197,000	222,469
The Mosaic Co 5.450% due 11/15/33	163,000	180,723
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	48,441
The Valspar Corp 7.250% due 06/15/19	25,000	29,818
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	300,000	303,699
6.250% due 01/23/17	100,000	110,288
6.875% due 11/21/36	150,000	169,875
8.250% due 01/17/34	100,000	126,464

		8,818,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	$250,000	$279,005
6.125% due 03/30/40	250,000	293,125
6.375% due 03/01/35	125,000	152,040
AT&T Inc
0.900% due 02/12/16	100,000	100,146
1.400% due 12/01/17	100,000	99,520
2.625% due 12/01/22	125,000	118,494
2.950% due 05/15/16	400,000	413,249
3.000% due 02/15/22	100,000	99,219
4.300% due 12/15/42	393,000	360,559
4.350% due 06/15/45	177,000	163,352
4.450% due 05/15/21	250,000	271,146
5.350% due 09/01/40	161,000	171,335
5.800% due 02/15/19	200,000	229,456
6.550% due 02/15/39	100,000	125,829
British Telecommunications PLC (United Kingdom)
1.250% due 02/14/17	300,000	299,476
9.625% due 12/15/30	50,000	78,707
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	98,567
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	270,440
Embarq Corp 7.995% due 06/01/36	150,000	162,510
Orange SA (France)
2.750% due 09/14/16	100,000	103,048
2.750% due 02/06/19	100,000	101,318
5.375% due 01/13/42	150,000	164,018
9.000% due 03/01/31	50,000	73,849
Qwest Corp 6.750% due 12/01/21	100,000	114,829
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	24,453
5.000% due 03/15/44	100,000	102,349
6.800% due 08/15/18	100,000	117,206
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	52,044
5.462% due 02/16/21	40,000	44,616
7.045% due 06/20/36	150,000	190,593
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	250,000	339,603
Verizon Communications Inc
1.350% due 06/09/17	300,000	298,771
2.500% due 09/15/16	380,000	390,073
2.550% due 06/17/19	200,000	201,342
3.450% due 03/15/21	200,000	203,188
3.500% due 11/01/21	200,000	202,703
4.500% due 09/15/20	229,000	248,003
5.150% due 09/15/23	200,000	221,371
5.850% due 09/15/35	300,000	343,952
6.350% due 04/01/19	250,000	291,105
6.400% due 09/15/33	273,000	332,769
6.400% due 02/15/38	350,000	426,490
6.550% due 09/15/43	500,000	625,603
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	169,055
5.625% due 02/27/17	100,000	109,684
6.150% due 02/27/37	150,000	172,764
7.875% due 02/15/30	50,000	67,236

		9,518,210

	Principal Amount	Value
Utilities - 1.8%

AGL Capital Corp 3.500% due 09/15/21	$ 150,000	$ 154,723
Alabama Power Co
4.100% due 01/15/42	100,000	100,009
4.150% due 08/15/44	90,000	89,705
American Water Capital Corp 4.300% due 12/01/42	100,000	99,685
Appalachian Power Co
4.600% due 03/30/21	50,000	55,311
7.000% due 04/01/38	150,000	204,063
Arizona Public Service Co
4.500% due 04/01/42	100,000	104,377
4.700% due 01/15/44	100,000	108,604
Atmos Energy Corp 4.150% due 01/15/43	64,000	63,953
Avista Corp 5.125% due 04/01/22	15,000	17,126
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,255
Berkshire Hathaway Energy Co
1.100% due 05/15/17	100,000	99,264
5.150% due 11/15/43	200,000	222,220
6.125% due 04/01/36	100,000	124,155
6.500% due 09/15/37	100,000	129,730
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	95,143
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	109,522
CMS Energy Corp 6.250% due 02/01/20	100,000	117,337
Commonwealth Edison Co
1.950% due 09/01/16	100,000	102,001
3.800% due 10/01/42	100,000	94,567
4.000% due 08/01/20	100,000	107,768
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	95,009
5.850% due 04/01/18	100,000	113,697
6.650% due 04/01/19	150,000	178,587
Consumers Energy Co 6.700% due 09/15/19	125,000	150,267
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	101,716
Dominion Resources Inc 5.200% due 08/15/19	120,000	135,812
DTE Electric Co
3.375% due 03/01/25	50,000	50,463
3.650% due 03/15/24	51,000	52,862
DTE Energy Co 3.850% due 12/01/23	100,000	103,680
Duke Energy Carolinas LLC
6.050% due 04/15/38	110,000	140,830
6.100% due 06/01/37	25,000	31,141
7.000% due 11/15/18	100,000	119,233
Duke Energy Corp
2.100% due 06/15/18	100,000	100,847
3.550% due 09/15/21	100,000	103,813
3.750% due 04/15/24	300,000	308,260
Duke Energy Indiana Inc
4.200% due 03/15/42	125,000	126,650
4.900% due 07/15/43	100,000	112,723
Duke Energy Progress Inc 5.250% due 12/15/15	100,000	105,521
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	50,255
Entergy Corp 4.700% due 01/15/17	150,000	160,526

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	$ 50,000	$ 59,154
Exelon Generation Co LLC 5.200% due 10/01/19	300,000	333,076
Florida Power & Light Co
4.950% due 06/01/35	100,000	114,759
5.690% due 03/01/40	35,000	43,717
5.950% due 02/01/38	125,000	158,211
Georgia Power Co
0.625% due 11/15/15	200,000	200,146
2.850% due 05/15/22	100,000	99,326
4.300% due 03/15/42	100,000	100,333
Great Plains Energy Inc 4.850% due 06/01/21	100,000	110,334
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	49,892
ITC Holdings Corp 3.650% due 06/15/24	25,000	24,980
Kentucky Utilities Co 4.650% due 11/15/43	200,000	216,831
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	50,613
MidAmerican Energy Co
2.400% due 03/15/19	150,000	152,210
6.750% due 12/30/31	100,000	132,830
National Fuel Gas Co 3.750% due 03/01/23	100,000	99,220
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	100,000	101,196
4.500% due 06/01/21	50,000	54,279
NiSource Finance Corp
4.800% due 02/15/44	100,000	102,137
5.250% due 02/15/43	100,000	108,176
6.125% due 03/01/22	50,000	58,646
Northeast Utilities 2.800% due 05/01/23	100,000	96,514
Northern States Power Co
2.150% due 08/15/22	100,000	94,898
2.600% due 05/15/23	100,000	96,249
NSTAR Electric Co 2.375% due 10/15/22	100,000	95,780
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	50,208
Ohio Edison Co 6.875% due 07/15/36	150,000	196,812
Ohio Power Co 5.375% due 10/01/21	30,000	34,816
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	105,721
Oncor Electric Delivery Co LLC
2.150% due 06/01/19 ~	50,000	49,676
5.300% due 06/01/42	100,000	118,271
7.000% due 05/01/32	50,000	68,579
ONE Gas Inc 4.658% due 02/01/44 ~	200,000	219,306
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	95,093
3.850% due 11/15/23	50,000	51,952
4.750% due 02/15/44	100,000	106,004
6.050% due 03/01/34	250,000	309,476
Pepco Holdings Inc 2.700% due 10/01/15	100,000	101,750
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,903
Potomac Electric Power Co 3.600% due 03/15/24	100,000	103,080
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	59,805

	Principal Amount	Value
PPL Electric Utilities Corp
2.500% due 09/01/22	$ 100,000	$ 97,820
4.750% due 07/15/43	50,000	55,107
5.200% due 07/15/41	25,000	29,312
Progress Energy Inc
5.625% due 01/15/16	100,000	106,134
7.750% due 03/01/31	100,000	140,912
PSEG Power LLC
2.450% due 11/15/18	200,000	201,784
4.150% due 09/15/21	100,000	105,700
Public Service Co of Colorado 4.300% due 03/15/44	200,000	205,788
Puget Energy Inc 6.000% due 09/01/21	100,000	116,466
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,246
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	102,396
3.600% due 09/01/23	100,000	104,586
Sempra Energy 9.800% due 02/15/19	50,000	65,230
Sierra Pacific Power Co 6.000% due 05/15/16	150,000	162,118
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	105,609
5.300% due 05/15/33	50,000	56,849
5.450% due 02/01/41	50,000	59,724
Southern California Edison Co
3.500% due 10/01/23	100,000	103,125
3.875% due 06/01/21	100,000	107,945
3.900% due 03/15/43	50,000	47,849
4.500% due 09/01/40	50,000	52,932
5.500% due 08/15/18	100,000	113,271
Southern California Gas Co
3.150% due 09/15/24	100,000	99,921
4.450% due 03/15/44	100,000	106,678
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	63,885
Tampa Electric Co 6.100% due 05/15/18	35,000	40,068
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	63,055
Union Electric Co 8.450% due 03/15/39	100,000	163,927
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	98,703
2.950% due 01/15/22	100,000	101,051
3.450% due 02/15/24	100,000	101,851
4.650% due 08/15/43	100,000	107,848
5.000% due 06/30/19	35,000	39,405
8.875% due 11/15/38	25,000	41,103
Westar Energy Inc 4.100% due 04/01/43	100,000	100,462
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	99,600
4.250% due 12/15/19	25,000	27,277

		12,456,106

Total Corporate Bonds & Notes (Cost $178,493,399)		182,051,721

MORTGAGE-BACKED SECURITIES - 30.6%

Collateralized Mortgage Obligations - Commercial - 2.0%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	50,000	52,703
5.369% due 10/10/45 "	50,000	50,950
5.634% due 04/10/49 " §	6,233	6,240
5.781% due 04/10/49 " §	100,000	108,634
5.791% due 04/10/49 " §	200,000	218,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/41 "	$ 95,860	$ 102,752
5.540% due 09/11/41 "	669,090	711,149
5.915% due 06/11/50 " §	450,000	496,339
Citigroup Commercial Mortgage Trust 5.899% due 12/10/49 " §	200,000	219,592
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.480% due 01/15/46 " §	100,000	104,217
5.617% due 10/15/48 "	89,440	94,497
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	415,980
5.444% due 03/10/39 "	100,000	107,813
6.014% due 07/10/38 " §	96,718	102,720
Credit Suisse Commercial Mortgage Trust 5.857% due 03/15/39 " §	100,000	105,140
Fannie Mae 2.323% due 11/25/18 " §	850,000	852,557
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	480,821	475,175
3.250% due 04/25/23 " §	1,700,000	1,752,333
3.398% due 07/25/19 "	441,393	462,894
GS Mortgage Securities Trust 5.553% due 04/10/38 " §	100,000	104,266
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	638,042
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47 "	500,000	497,838
5.336% due 05/15/47 "	98,666	105,803
5.381% due 05/15/45 " §	300,000	326,165
5.399% due 05/15/45 "	465,027	495,214
5.429% due 12/12/43 "	100,000	106,696
5.814% due 06/12/43 " §	171,931	182,869
LB-UBS Commercial Mortgage Trust
5.661% due 03/15/39 " §	77,671	81,432
5.866% due 09/15/45 " §	75,282	83,396
6.029% due 06/15/38 " §	241,401	257,071
Merrill Lynch Mortgage Trust 5.862% due 05/12/39 " §	255,000	269,539
ML-CFC Commercial Mortgage Trust
6.066% due 06/12/46 " §	493,636	524,600
6.079% due 08/12/49 " §	175,000	191,925
Morgan Stanley Capital I Trust
5.439% due 02/12/44 "	12,175	12,205
5.514% due 11/12/49 " §	98,643	106,435
5.569% due 12/15/44 "	450,000	481,070
5.596% due 03/12/44 " §	477,055	495,785
5.654% due 04/15/49 " §	179,549	184,783
5.809% due 12/12/49 "	374,001	409,243
6.105% due 06/11/49 " §	97,299	106,975
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	526,119
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	256,115
Wachovia Bank Commercial Mortgage Trust
5.515% due 01/15/45 " §	470,000	490,981
5.795% due 07/15/45 " §	100,000	107,089
WF-RBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	687,727

		14,169,535

Fannie Mae - 13.4%

2.057% due 09/01/37 " §	53,445	57,556
2.190% due 08/01/39 " §	39,231	41,754
2.195% due 06/01/38 " §	13,912	15,076

	Principal Amount	Value
2.500% due 10/01/27 - 01/01/43 "	$ 7,115,153	$ 7,158,955
2.864% due 07/01/41 " §	469,013	490,396
3.000% due 05/01/22 - 08/01/43 "	18,165,017	18,208,923
3.057% due 03/01/41 " §	342,245	363,530
3.285% due 01/01/41 " §	280,814	295,384
3.500% due 11/01/25 - 10/01/44 "	21,454,714	22,080,977
4.000% due 09/01/18 - 10/01/44 "	18,693,980	19,750,969
4.500% due 05/01/18 - 10/01/44 "	12,081,813	13,055,741
5.000% due 12/01/17 - 09/01/40 "	5,344,236	5,886,098
5.500% due 11/01/33 - 07/01/41 "	3,419,985	3,816,526
6.000% due 09/01/34 - 06/01/40 "	2,114,387	2,396,824
6.500% due 09/01/36 - 07/01/38 "	355,571	417,753

		94,036,462

Freddie Mac - 7.7%

2.338% due 11/01/37 " §	57,208	61,202
2.500% due 08/01/28 - 10/01/29 "	4,594,959	4,636,851
3.000% due 09/01/26 - 09/01/43 "	10,762,799	10,824,037
3.500% due 06/01/21 - 08/01/44 "	10,485,001	10,759,912
4.000% due 02/01/25 - 10/01/44 "	10,664,591	11,254,469
4.500% due 08/01/24 - 10/01/44 "	7,377,238	7,982,249
5.000% due 03/01/19 - 03/01/41 "	3,107,853	3,430,192
5.500% due 12/01/16 - 08/01/40 "	2,111,297	2,348,258
6.000% due 04/01/36 - 05/01/40 "	1,901,278	2,148,382
6.500% due 08/01/37 - 04/01/39 "	210,519	241,825

		53,687,377

Government National Mortgage Association - 7.5%

3.000% due 08/20/42 - 10/01/44 "	9,667,120	9,758,393
3.500% due 10/15/41 - 10/01/44 "	14,298,288	14,814,008
4.000% due 06/15/39 - 10/01/44 "	11,509,003	12,232,934
4.500% due 02/15/39 - 04/20/44 "	7,098,708	7,726,734
5.000% due 05/15/36 - 10/20/43 "	4,486,038	4,957,910
5.500% due 04/15/37 - 04/15/40 "	1,732,030	1,926,850
6.000% due 01/15/38 - 06/15/41 "	642,460	724,849
6.500% due 10/15/38 - 02/15/39 "	99,758	113,291

		52,254,969

Total Mortgage-Backed Securities (Cost $212,868,446)		214,148,343

ASSET-BACKED SECURITIES - 0.5%

Capital Auto Receivables Asset Trust 1.680% due 04/20/18 "	354,000	357,819
Carmax Auto Owner Trust 0.840% due 11/15/18 "	300,000	297,346
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	200,000	209,505
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	194,229
Citibank Credit Card Issuance Trust
5.350% due 02/07/20 "	350,000	392,265
5.650% due 09/20/19 "	100,000	112,015
6.150% due 06/15/39 "	250,000	317,713
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	251,768
Santander Drive Auto Receivables Trust
1.550% due 10/15/18 "	400,000	400,633
2.940% due 12/15/17 "	500,000	510,275
World Financial Network Credit Card Master Trust 0.910% due 03/16/20 "	500,000	499,841

Total Asset-Backed Securities (Cost $3,555,435)		3,543,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.5%

Fannie Mae
0.375% due 12/21/15	$ 1,600,000	$ 1,603,070
0.375% due 07/05/16	500,000	499,015
0.520% due 05/20/16	275,000	274,826
0.750% due 04/20/17	500,000	497,249
0.875% due 08/28/17	150,000	149,066
0.875% due 10/26/17	400,000	396,320
0.875% due 12/20/17	350,000	345,765
0.875% due 02/08/18	750,000	738,939
0.875% due 05/21/18	500,000	489,825
1.000% due 09/27/17	250,000	249,149
1.250% due 09/28/16	700,000	708,555
1.250% due 01/30/17	500,000	504,750
1.625% due 10/26/15	200,000	203,027
1.750% due 01/30/19	100,000	100,209
2.625% due 09/06/24	460,000	452,898
5.000% due 03/15/16	200,000	213,324
5.000% due 05/11/17	150,000	165,651
5.375% due 06/12/17	200,000	223,303
5.625% due 07/15/37	100,000	133,681
7.125% due 01/15/30	525,000	768,810
Federal Farm Credit Bank 5.125% due 08/25/16	150,000	162,706
Federal Home Loan Bank
0.500% due 11/20/15	300,000	300,873
0.575% due 07/29/16	250,000	249,800
0.625% due 12/28/16	300,000	299,487
0.875% due 05/24/17	700,000	698,551
1.200% due 11/21/18	200,000	195,449
4.750% due 12/16/16	50,000	54,408
5.000% due 11/17/17	800,000	892,047
5.375% due 05/18/16	300,000	323,786
5.375% due 08/15/18	200,000	228,502
5.500% due 07/15/36	100,000	129,888
Financing Corp Fico 10.700% due 10/06/17	50,000	63,879
Freddie Mac
0.500% due 05/27/16	500,000	498,247
0.650% due 09/30/16	500,000	498,851
0.750% due 01/12/18	300,000	294,281
1.000% due 03/08/17	400,000	401,190
1.000% due 07/28/17	250,000	249,079
1.250% due 08/21/17	500,000	499,410
1.250% due 10/02/19	1,200,000	1,167,418
1.375% due 05/01/20	2,000,000	1,929,472
1.750% due 05/30/19	200,000	199,571
2.000% due 08/25/16	700,000	718,599
2.375% due 01/13/22	2,350,000	2,338,344
4.750% due 11/17/15	100,000	105,043
4.750% due 01/19/16	750,000	793,841
4.875% due 06/13/18	400,000	449,668
5.000% due 04/18/17	300,000	330,761
5.125% due 11/17/17	200,000	223,600
6.250% due 07/15/32	225,000	315,209
Tennessee Valley Authority
2.875% due 09/15/24	500,000	497,466
3.500% due 12/15/42	100,000	93,543
3.875% due 02/15/21	65,000	70,970
5.250% due 09/15/39	25,000	30,473
5.375% due 04/01/56	50,000	61,656
6.750% due 11/01/25	150,000	201,514
7.125% due 05/01/30	50,000	71,199

Total U.S. Government Agency Issues (Cost $24,176,556)		24,356,213

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 35.2%

U.S. Treasury Bonds - 4.2%

2.750% due 08/15/42	$ 1,450,000	$ 1,329,015
2.750% due 11/15/42	1,850,000	1,693,327
2.875% due 05/15/43	5,300,000	4,967,096
3.000% due 05/15/42	1,075,000	1,038,383
3.125% due 11/15/41	975,000	967,383
3.125% due 02/15/43	2,325,000	2,292,306
3.125% due 08/15/44	1,000,000	984,219
3.625% due 08/15/43	1,525,000	1,648,906
3.750% due 08/15/41	1,300,000	1,443,813
3.750% due 11/15/43	1,000,000	1,105,625
4.250% due 11/15/40	750,000	901,231
4.375% due 05/15/40	1,025,000	1,253,783
4.375% due 05/15/41	775,000	951,009
4.500% due 02/15/36	2,250,000	2,778,750
4.500% due 08/15/39	700,000	869,093
4.625% due 02/15/40	625,000	791,846
5.375% due 02/15/31	1,100,000	1,456,727
6.250% due 05/15/30	1,550,000	2,215,289
7.500% due 11/15/16	500,000	571,973
9.250% due 02/15/16	100,000	112,270

		29,372,044

U.S. Treasury Notes - 31.0%

0.250% due 10/15/15	2,000,000	2,002,344
0.250% due 12/15/15	3,400,000	3,401,527
0.250% due 02/29/16	1,000,000	999,277
0.250% due 04/15/16	5,700,000	5,688,976
0.375% due 01/15/16	5,500,000	5,508,376
0.375% due 02/15/16	3,550,000	3,554,853
0.375% due 03/15/16	5,450,000	5,453,085
0.500% due 08/31/16	2,500,000	2,497,412
0.500% due 07/31/17	500,000	492,578
0.625% due 10/15/16	4,500,000	4,498,596
0.625% due 12/15/16	5,900,000	5,888,017
0.625% due 05/31/17	800,000	793,218
0.625% due 08/31/17	4,000,000	3,947,968
0.625% due 09/30/17	2,000,000	1,971,016
0.625% due 11/30/17	1,000,000	982,227
0.625% due 04/30/18	2,000,000	1,947,812
0.750% due 12/31/17	1,250,000	1,230,323
0.750% due 02/28/18	8,200,000	8,046,250
0.875% due 11/30/16	1,150,000	1,154,268
0.875% due 12/31/16	6,750,000	6,767,928
0.875% due 01/31/17	2,000,000	2,004,062
0.875% due 02/28/17	500,000	500,586
0.875% due 04/30/17	3,500,000	3,496,857
0.875% due 08/15/17	2,000,000	1,990,704
0.875% due 01/31/18	1,000,000	986,992
1.000% due 10/31/16	2,100,000	2,114,929
1.000% due 05/31/18	5,600,000	5,517,971
1.125% due 04/30/20	4,500,000	4,305,235
1.250% due 10/31/15	3,500,000	3,541,083
1.250% due 01/31/19	3,225,000	3,172,342
1.250% due 10/31/19	750,000	729,902
1.250% due 02/29/20	6,000,000	5,800,314
1.375% due 11/30/15	1,000,000	1,013,652
1.375% due 06/30/18	1,000,000	997,461
1.375% due 07/31/18	4,000,000	3,985,312
1.375% due 09/30/18	3,600,000	3,578,767
1.375% due 11/30/18	1,500,000	1,487,696
1.375% due 12/31/18	650,000	643,677
1.375% due 01/31/20	7,700,000	7,505,098
1.500% due 06/30/16	2,500,000	2,544,335
1.500% due 08/31/18	1,250,000	1,249,805
1.500% due 12/31/18	4,700,000	4,677,966
1.500% due 03/31/19	3,000,000	2,977,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
1.625% due 08/31/19	$ 1,000,000	$ 993,555
1.625% due 08/15/22	2,025,000	1,923,829
1.625% due 11/15/22	2,975,000	2,813,466
1.750% due 05/31/16	450,000	459,782
1.750% due 10/31/20	2,100,000	2,061,116
1.750% due 05/15/22	1,250,000	1,202,344
1.750% due 05/15/23	5,250,000	4,978,270
1.875% due 08/31/17	400,000	409,422
1.875% due 09/30/17	1,600,000	1,636,187
1.875% due 10/31/17	1,700,000	1,737,585
1.875% due 06/30/20	1,200,000	1,193,813
2.000% due 07/31/20	1,500,000	1,501,172
2.000% due 08/31/21	1,000,000	986,680
2.000% due 11/15/21	1,000,000	984,844
2.000% due 02/15/22	1,100,000	1,080,793
2.000% due 02/15/23	3,450,000	3,349,194
2.125% due 12/31/15	2,800,000	2,865,845
2.125% due 08/15/21	2,200,000	2,190,032
2.250% due 07/31/18	1,400,000	1,440,578
2.375% due 03/31/16	1,100,000	1,133,279
2.375% due 07/31/17	1,400,000	1,452,391
2.375% due 05/31/18	1,300,000	1,345,042
2.375% due 06/30/18	1,500,000	1,551,270
2.375% due 08/15/24	1,350,000	1,334,918
2.500% due 06/30/17	800,000	833,000
2.500% due 08/15/23	4,450,000	4,478,507
2.625% due 04/30/16	500,000	517,559
2.625% due 01/31/18	1,000,000	1,044,258
2.625% due 08/15/20	1,800,000	1,861,594
2.625% due 11/15/20	2,000,000	2,063,438
2.750% due 11/30/16	500,000	522,110
2.750% due 05/31/17	900,000	942,610
2.750% due 12/31/17	1,000,000	1,048,320
2.750% due 02/28/18	1,100,000	1,153,282
2.750% due 02/15/19	1,350,000	1,413,439
2.750% due 11/15/23	2,500,000	2,563,477
2.750% due 02/15/24	4,000,000	4,095,936
2.875% due 03/31/18	1,000,000	1,052,734
3.000% due 09/30/16	1,500,000	1,571,250
3.000% due 02/28/17	1,200,000	1,262,766
3.125% due 01/31/17	950,000	1,001,508
3.125% due 05/15/21	1,750,000	1,855,205
3.375% due 11/15/19	1,750,000	1,885,147
3.625% due 02/15/21	1,000,000	1,091,289
3.750% due 11/15/18	2,475,000	2,692,434
3.875% due 05/15/18	1,200,000	1,306,547
4.000% due 08/15/18	1,050,000	1,151,063
4.250% due 11/15/17	900,000	985,500
4.500% due 11/15/15	1,500,000	1,572,539
4.500% due 05/15/17	1,000,000	1,092,500
5.125% due 05/15/16	3,100,000	3,335,891

		216,667,139

Total U.S. Treasury Obligations (Cost $245,143,958)		246,039,183

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Brazilian Government (Brazil)
2.625% due 01/05/23	250,000	225,625
4.250% due 01/07/25	400,000	396,500
5.625% due 01/07/41	25,000	25,938
7.125% due 01/20/37	200,000	246,500
8.000% due 01/15/18	97,223	107,334
8.250% due 01/20/34	100,000	134,750
8.750% due 02/04/25	81,000	111,375
8.875% due 10/14/19	100,000	127,500
10.125% due 05/15/27	52,000	80,860
Canada Government (Canada) 1.625% due 02/27/19	150,000	149,638

	Principal Amount	Value
Chile Government (Chile) 2.250% due 10/30/22	$ 150,000	$ 142,500
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	103,975
Colombia Government (Colombia)
4.375% due 07/12/21	100,000	106,000
7.375% due 01/27/17	400,000	454,000
7.375% due 03/18/19	100,000	119,750
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	123,022
0.875% due 01/30/17	100,000	100,049
1.250% due 10/26/16	100,000	101,048
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	102,259
8.400% due 01/15/22	100,000	131,017
Israel Government (Israel) 5.125% due 03/26/19	300,000	339,450
Israel Government AID (Israel) 5.500% due 04/26/24	25,000	30,443
Italy Government (Italy)
5.250% due 09/20/16	450,000	485,824
5.375% due 06/15/33	100,000	120,617
6.875% due 09/27/23	150,000	192,917
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	200,774
2.125% due 02/07/19	200,000	202,711
3.375% due 07/31/23	200,000	211,201
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	109,930
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	91,458
3.625% due 03/15/22	296,000	301,624
4.000% due 10/02/23	550,000	569,112
4.750% due 03/08/44	264,000	262,680
5.625% due 01/15/17	100,000	109,400
6.750% due 09/27/34	225,000	286,875
Panama Government (Panama)
4.000% due 09/22/24	200,000	200,500
6.700% due 01/26/36	100,000	123,250
8.875% due 09/30/27	100,000	143,250
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	239,000
8.750% due 11/21/33	100,000	152,500
Philippine Government (Philippines)
4.000% due 01/15/21	325,000	343,281
6.375% due 10/23/34	250,000	315,625
7.750% due 01/14/31	200,000	278,750
Poland Government (Poland)
3.000% due 03/17/23	150,000	145,407
4.000% due 01/22/24	150,000	154,875
6.375% due 07/15/19	200,000	235,500
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,471
2.000% due 10/23/22	100,000	95,835
2.650% due 09/22/21	100,000	101,678
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	99,213
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	248,443
1.200% due 02/14/18	125,000	123,741
2.000% due 09/27/18	125,000	126,253
2.300% due 05/10/16	100,000	102,711
4.000% due 10/07/19	150,000	163,532
4.400% due 04/14/20	250,000	277,470
5.450% due 04/27/16	100,000	107,571
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	100,915
3.500% due 07/29/20	100,000	106,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
5.125% due 11/14/16	$ 100,000	$ 108,997
7.500% due 07/15/23	100,000	133,415
7.500% due 09/15/29	75,000	106,549
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	121,150
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	101,250
6.250% due 03/08/41	200,000	227,750
6.875% due 05/27/19	100,000	114,012
Turkey Government (Turkey)
4.875% due 04/16/43	200,000	181,400
5.750% due 03/22/24	200,000	213,340
6.750% due 04/03/18	350,000	388,500
6.875% due 03/17/36	200,000	230,010
7.000% due 06/05/20	100,000	113,632
7.250% due 03/05/38	200,000	240,750
7.375% due 02/05/25	400,000	476,000
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	122,306
5.100% due 06/18/50	200,000	194,500

Total Foreign Government Bonds & Notes (Cost $13,724,228)		13,764,622

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	31,386
8.084% due 02/15/50	300,000	466,998
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	33,515
7.043% due 04/01/50	50,000	71,861
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,108
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	123,560
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	208,436
City of New York NY 5.517% due 10/01/37	40,000	46,750
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	121,367
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	31,544
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	112,413
5.456% due 12/01/39	25,000	30,203
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	172,034
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	59,179
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	117,678
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	30,738
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	364,764
6.758% due 07/01/34	100,000	133,984
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,530
6.668% due 11/15/39	55,000	73,641
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	255,738

	Principal Amount	Value
Municipal Electric Authority of Georgia
6.637% due 04/01/57	$ 25,000	$ 31,379
6.655% due 04/01/57	100,000	123,083
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	160,062
New Jersey State Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	138,791
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	167,080
New York City Transitional Finance Authority 5.572% due 11/01/38	30,000	36,127
New York City Water & Sewer System
5.952% due 06/15/42	50,000	63,781
6.011% due 06/15/42	10,000	12,803
New York State Dormitory Authority 5.500% due 03/15/30	240,000	279,830
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,182
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	136,053
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	30,781
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	87,025
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	54,820
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	99,794
5.647% due 11/01/40	150,000	181,123
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	64,959
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	100,439
State of California
5.750% due 03/01/17	50,000	55,379
6.200% due 10/01/19	25,000	29,612
7.300% due 10/01/39	100,000	139,865
7.500% due 04/01/34	50,000	71,384
7.550% due 04/01/39	150,000	218,880
7.600% due 11/01/40	270,000	399,516
7.625% due 03/01/40	40,000	58,366
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	56,435
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	57,047
State of Illinois
5.665% due 03/01/18	200,000	220,632
6.725% due 04/01/35	100,000	109,241
State of Texas 5.517% due 04/01/39	100,000	124,794
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,668
State of Washington ‘D’ 5.481% due 08/01/39	25,000	30,404
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,351
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	338,334
University of California 4.858% due 05/15/12	100,000	96,089

Total Municipal Bonds (Cost $5,888,402)		6,396,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 5.8%

Money Market Fund - 5.8%

Federated Prime Obligations Fund	40,735,745	$40,735,745

Total Short-Term Investment (Cost $40,735,745)		40,735,745

TOTAL INVESTMENTS - 104.5% (Cost $724,586,169)		731,035,772

OTHER ASSETS & LIABILITIES, NET - (4.5%)		(31,516,985)

NET ASSETS - 100.0%		$699,518,787

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$182,051,721	$-	$181,741,705	$310,016
	Mortgage-Backed Securities	214,148,343	-	214,148,343	-
	Asset-Backed Securities	3,543,409	-	3,543,409	-
	U.S. Government Agency Issues	24,356,213	-	24,356,213	-
	U.S. Treasury Obligations	246,039,183	-	246,039,183	-
	Foreign Government Bonds & Notes	13,764,622	-	13,764,622	-
	Municipal Bonds	6,396,536	-	6,396,536	-
	Short-Term Investment	40,735,745	40,735,745	-	-

	Total	$731,035,772	$40,735,745	$689,990,011	$310,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 97.4%

Consumer Discretionary - 19.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$65,100
Affinion Group Inc 7.875% due 12/15/18	100,000	86,500
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	52,625
Altegrity Inc 9.500% due 07/01/19 ~	150,000	138,750
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	215,000
9.875% due 12/15/20 ~	100,000	112,500
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	450,000	465,750
AMC Entertainment Inc
5.875% due 02/15/22	100,000	101,250
9.750% due 12/01/20	50,000	55,313
AMC Networks Inc
4.750% due 12/15/22	68,000	67,490
7.750% due 07/15/21	100,000	109,500
American Achievement Corp 10.875% due 04/15/16 ~	100,000	99,250
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	211,500
Ancestry.com Inc 11.000% due 12/15/20	100,000	114,500
Anna Merger Sub Inc 7.750% due 10/01/22 ~	80,000	80,600
Aramark Services Inc 5.750% due 03/15/20	114,000	117,420
Armored Autogroup Inc 9.250% due 11/01/18	25,000	25,750
Beazer Homes USA Inc
8.125% due 06/15/16	150,000	160,500
9.125% due 05/15/19	50,000	52,563
Best Buy Co Inc
5.000% due 08/01/18	48,000	49,680
5.500% due 03/15/21	100,000	103,750
Big Heart Pet Brands 7.625% due 02/15/19	69,000	68,569
Boyd Gaming Corp 9.125% due 12/01/18	100,000	104,750
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	101,000
6.500% due 12/15/20 ~	140,000	145,950
Burger King Corp 9.875% due 10/15/18	150,000	158,250
Cablevision Systems Corp
5.875% due 09/15/22	100,000	97,125
7.750% due 04/15/18	100,000	108,750
8.000% due 04/15/20	100,000	110,375
Caesars Entertainment Operating Co Inc
8.500% due 02/15/20	100,000	77,000
9.000% due 02/15/20	350,000	271,000
10.000% due 12/15/18	447,000	106,453
10.750% due 02/01/16	50,000	17,875
11.250% due 06/01/17	200,000	155,250
12.750% due 04/15/18	150,000	39,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	99,187
11.000% due 10/01/21 ~	200,000	188,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	150,000	131,812
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	210,500

	Principal Amount	Value
Carrols Restaurant Group Inc 11.250% due 05/15/18	$100,000	$109,250
CBS Outdoor Americas Capital LLC
5.250% due 02/15/22 ~	120,000	120,150
5.875% due 03/15/25 ~ #	100,000	100,750
CCO Holdings LLC
5.125% due 02/15/23	125,000	120,469
5.250% due 03/15/21	250,000	245,937
5.250% due 09/30/22	100,000	98,250
5.750% due 09/01/23	200,000	199,750
5.750% due 01/15/24	100,000	99,875
6.500% due 04/30/21	100,000	104,625
7.000% due 01/15/19	200,000	208,250
7.375% due 06/01/20	50,000	53,000
8.125% due 04/30/20	106,000	112,227
Cedar Fair LP 5.250% due 03/15/21	150,000	148,500
Centex Corp 6.500% due 05/01/16	50,000	53,625
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	105,750
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	309,000	297,232
6.375% due 09/15/20 ~	117,000	120,949
CHC Helicopter SA (Luxembourg)
9.250% due 10/15/20	90,000	96,300
9.375% due 06/01/21	100,000	106,000
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	221,000	209,950
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,500
Chrysler Group LLC
8.000% due 06/15/19	200,000	213,250
8.250% due 06/15/21	540,000	591,300
Cinemark USA Inc 4.875% due 06/01/23	125,000	119,687
Claire’s Stores Inc
8.875% due 03/15/19	50,000	41,750
9.000% due 03/15/19 ~	150,000	153,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	357,000	365,957
7.625% due 03/15/20	200,000	208,500
CST Brands Inc 5.000% due 05/01/23	150,000	147,000
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	102,875
Dana Holding Corp
5.375% due 09/15/21	150,000	153,375
6.500% due 02/15/19	50,000	52,125
DineEquity Inc 9.500% due 10/30/18	50,000	52,688
DISH DBS Corp
4.250% due 04/01/18	167,000	167,835
4.625% due 07/15/17	150,000	153,375
5.000% due 03/15/23	239,000	229,888
5.125% due 05/01/20	250,000	251,250
5.875% due 07/15/22	200,000	204,500
6.750% due 06/01/21	150,000	161,625
7.125% due 02/01/16	200,000	212,500
DR Horton Inc
3.750% due 03/01/19	110,000	107,800
4.375% due 09/15/22	100,000	96,750
4.750% due 02/15/23	100,000	97,375
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	95,750
Euramax International Inc 9.500% due 04/01/16	100,000	98,000
Gannett Co Inc
4.875% due 09/15/21 ~	150,000	145,500
5.125% due 07/15/20	88,000	88,660
6.375% due 10/15/23 ~	150,000	156,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
General Motors Co
3.500% due 10/02/18	$108,000	$110,295
4.875% due 10/02/23	183,000	194,437
6.250% due 10/02/43	197,000	231,475
Getty Images Inc 7.000% due 10/15/20 ~	100,000	74,250
Gibson Brands Inc 8.875% due 08/01/18 ~	100,000	98,250
GLP Capital LP
4.375% due 11/01/18	111,000	113,220
4.875% due 11/01/20	122,000	125,012
5.375% due 11/01/23	26,000	26,650
Gray Television Inc 7.500% due 10/01/20	100,000	102,750
Group 1 Automotive Inc 5.000% due 06/01/22 ~	65,000	63,213
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	49,913
Hanesbrands Inc 6.375% due 12/15/20	150,000	159,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	163,000	168,196
Icahn Enterprises LP
3.500% due 03/15/17	100,000	99,250
4.875% due 03/15/19	100,000	99,250
5.875% due 02/01/22	178,000	178,445
6.000% due 08/01/20	290,000	299,425
iHeartCommunications Inc
5.500% due 12/15/16	100,000	97,625
9.000% due 12/15/19	200,000	202,250
9.000% due 03/01/21	150,000	149,812
9.000% due 09/15/22 ~	115,000	114,425
10.000% due 01/15/18	140,000	117,849
11.250% due 03/01/21	100,000	106,875
Interactive Data Corp 5.875% due 04/15/19 ~	130,000	129,025
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	52,375
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	201,140
Jarden Corp 7.500% due 05/01/17	75,000	82,313
JC Penney Corp Inc
5.650% due 06/01/20	150,000	126,750
6.375% due 10/15/36	51,000	39,908
7.400% due 04/01/37	63,000	52,763
8.125% due 10/01/19	140,000	137,200
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	47,750
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	108,750
KB Home
7.000% due 12/15/21	100,000	104,500
8.000% due 03/15/20	100,000	110,500
L Brands Inc
5.625% due 02/15/22	50,000	52,375
5.625% due 10/15/23	100,000	104,750
6.625% due 04/01/21	150,000	166,125
6.900% due 07/15/17	50,000	55,563
7.600% due 07/15/37	250,000	268,750
8.500% due 06/15/19	100,000	118,500
Lamar Media Corp
5.000% due 05/01/23	100,000	96,750
5.375% due 01/15/24 ~	45,000	45,338
Landry’s Inc 9.375% due 05/01/20 ~	217,000	230,562
Laureate Education Inc 9.500% due 09/01/19 ~	113,000	114,130
Lear Corp 4.750% due 01/15/23	100,000	99,250

	Principal Amount	Value
Lennar Corp
4.500% due 06/15/19	$140,000	$139,125
4.750% due 12/15/17	100,000	103,375
4.750% due 11/15/22	100,000	97,250
Levi Strauss & Co 7.625% due 05/15/20	100,000	106,000
Liberty Interactive LLC 8.250% due 02/01/30	100,000	110,125
LIN Television Corp 8.375% due 04/15/18	50,000	52,094
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	50,000
LKQ Corp 4.750% due 05/15/23	100,000	97,250
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	111,000
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	77,000	79,695
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	102,500
MGM Resorts International
6.625% due 12/15/21	119,000	126,140
6.750% due 10/01/20	100,000	106,750
6.875% due 04/01/16	250,000	265,312
7.625% due 01/15/17	100,000	109,000
7.750% due 03/15/22	100,000	111,500
8.625% due 02/01/19	150,000	169,890
10.000% due 11/01/16	150,000	169,875
MHGE Parent LLC 8.500% due 08/01/19 ~	65,000	61,669
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	70,000	71,575
Michaels Stores Inc 5.875% due 12/15/20 ~	100,000	99,750
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	81,700
National CineMedia LLC 6.000% due 04/15/22	100,000	101,500
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	132,715
8.750% PIK due 10/15/21 ~	114,000	120,555
Netflix Inc 5.375% due 02/01/21	99,000	101,475
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	100,000
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~ #	150,000	149,812
Nexstar Broadcasting Inc 6.875% due 11/15/20	154,000	158,620
Nine West Holdings Inc
6.125% due 11/15/34	100,000	70,750
8.250% due 03/15/19 ~	100,000	84,500
Numericable Group SA (France)
4.875% due 05/15/19 ~	250,000	247,812
6.000% due 05/15/22 ~	450,000	453,937
6.250% due 05/15/24 ~	150,000	149,812
Party City Holdings Inc 8.875% due 08/01/20	125,000	135,625
Penn National Gaming Inc 5.875% due 11/01/21	50,000	46,250
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	102,000
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	52,750
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	101,750
Pinnacle Entertainment Inc
6.375% due 08/01/21	113,000	118,650
7.500% due 04/15/21	70,000	73,150
7.750% due 04/01/22	100,000	109,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	$127,000	$135,255
ProQuest LLC 9.000% due 10/15/18 ~	50,000	52,525
PulteGroup Inc 6.000% due 02/15/35	100,000	95,500
PVH Corp 4.500% due 12/15/22	56,000	55,020
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	99,750
Regal Entertainment Group
5.750% due 03/15/22	54,000	54,405
5.750% due 02/01/25	100,000	99,250
Rent-A-Center Inc 6.625% due 11/15/20	100,000	94,400
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	144,000	146,160
7.250% due 06/15/16	50,000	54,375
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	100,560
Sabre GLBL Inc 8.500% due 05/15/19 ~	60,000	64,425
Sabre Holdings Corp 8.350% due 03/15/16	50,000	54,125
Sally Holdings LLC
5.750% due 06/01/22	50,000	51,250
6.875% due 11/15/19	100,000	106,500
Scientific Games Corp 8.125% due 09/15/18	100,000	96,750
Sears Holdings Corp 6.625% due 10/15/18	100,000	90,000
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	105,000
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	106,000
Service Corp International
4.500% due 11/15/20	200,000	195,000
5.375% due 05/15/24 ~	115,000	115,862
Shea Homes LP 8.625% due 05/15/19	100,000	106,000
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	99,000
5.625% due 08/01/24 ~	95,000	91,913
6.125% due 10/01/22	100,000	102,250
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	76,800
4.625% due 05/15/23 ~	80,000	74,800
5.750% due 08/01/21 ~	100,000	101,000
6.000% due 07/15/24 ~	195,000	198,412
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	72,150
Sonic Automotive Inc 5.000% due 05/15/23	100,000	96,000
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	108,000
Standard Pacific Corp 8.375% due 05/15/18	150,000	171,000
Starz LLC 5.000% due 09/15/19	100,000	101,500
Station Casinos LLC 7.500% due 03/01/21	150,000	157,125
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	98,000
7.750% due 04/15/20 ~	36,000	38,700
Tenneco Inc 6.875% due 12/15/20	100,000	106,000
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	154,000	160,930
7.000% due 05/15/22	100,000	107,625
8.250% due 08/15/20	100,000	107,500

	Principal Amount	Value
The Gymboree Corp 9.125% due 12/01/18	$50,000	$14,500
The McClatchy Co 9.000% due 12/15/22	196,000	212,660
The Men’s Wearhouse Inc 7.000% due 07/01/22 ~	70,000	71,050
The Ryland Group Inc 6.625% due 05/01/20	100,000	106,500
The ServiceMaster Co
7.000% due 08/15/20	51,000	53,295
8.000% due 02/15/20	65,000	69,063
Time Inc 5.750% due 04/15/22 ~	67,000	64,320
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	95,750
5.875% due 02/15/22	100,000	106,750
8.910% due 10/15/17	100,000	116,500
Toys R Us Inc 10.375% due 08/15/17	100,000	82,500
Toys R Us - Delaware Inc 7.375% due 09/01/16 ~	100,000	100,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	25,313
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	203,000
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	101,750
6.750% due 09/15/22 ~	90,000	96,750
6.875% due 05/15/19 ~	150,000	156,750
7.875% due 11/01/20 ~	100,000	107,625
8.500% due 05/15/21 ~	50,000	53,125
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	199,000
5.375% due 06/15/24 ~	100,000	99,250
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	45,000	49,163
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	200,000	207,500
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	303,750
Visant Corp 10.000% due 10/01/17	120,000	107,700
VWR Funding Inc 7.250% due 09/15/17	150,000	156,750
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	88,970
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	101,750
6.750% due 04/15/22 ~	150,000	144,375
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	95,250
5.375% due 03/15/22	100,000	102,250
7.750% due 08/15/20	180,000	191,925

		30,301,489

Consumer Staples - 4.3%

Alliance One International Inc 9.875% due 07/15/21	300,000	294,000
B&G Foods Inc 4.625% due 06/01/21	113,000	107,915
BI-LO LLC 8.625% PIK due 09/15/18 ~	250,000	228,750
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	22,000	23,100
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Chiquita Brands International Inc 7.875% due 02/01/21	$98,000	$106,208
Constellation Brands Inc
3.750% due 05/01/21	64,000	62,960
4.250% due 05/01/23	125,000	122,344
6.000% due 05/01/22	100,000	109,500
7.250% due 05/15/17	100,000	111,438
Cott Beverages Inc 5.375% due 07/01/22 ~	165,000	160,050
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,729
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	135,937
Harbinger Group Inc 7.875% due 07/15/19	120,000	128,400
HJ Heinz Co 4.250% due 10/15/20	555,000	552,919
Ingles Markets Inc 5.750% due 06/15/23	100,000	100,750
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	98,500
JBS USA LLC
5.875% due 07/15/24 ~	100,000	96,500
8.250% due 02/01/20 ~	150,000	160,500
NBTY Inc 9.000% due 10/01/18	100,000	104,500
New Albertsons Inc
7.450% due 08/01/29	200,000	183,000
7.750% due 06/15/26	100,000	95,000
Pilgrim’s Pride Corp 7.875% due 12/15/18	100,000	105,000
Post Holdings Inc
6.000% due 12/15/22 ~	55,000	50,600
6.750% due 12/01/21 ~	120,000	114,000
7.375% due 02/15/22	150,000	148,875
Revlon Consumer Products Corp 5.750% due 02/15/21	100,000	98,500
Reynolds Group Issuer Inc
5.750% due 10/15/20	435,000	444,787
6.875% due 02/15/21	150,000	159,000
7.125% due 04/15/19	100,000	103,875
7.875% due 08/15/19	200,000	213,000
8.250% due 02/15/21	100,000	106,250
8.500% due 05/15/18	100,000	103,625
9.000% due 04/15/19	200,000	209,250
9.875% due 08/15/19	200,000	216,250
Rite Aid Corp
6.750% due 06/15/21	100,000	102,750
8.000% due 08/15/20	50,000	53,750
9.250% due 03/15/20	100,000	109,500
Simmons Foods Inc 7.875% due 10/01/21 ~ #	150,000	148,875
Smithfield Foods Inc
5.250% due 08/01/18 ~	59,000	59,295
6.625% due 08/15/22	100,000	106,000
7.750% due 07/01/17	50,000	55,625
Spectrum Brands Inc
6.375% due 11/15/20	100,000	104,750
6.625% due 11/15/22	100,000	105,500
SUPERVALU Inc 8.000% due 05/01/16	100,000	108,125
The Pantry Inc 8.375% due 08/01/20	100,000	105,000
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	77,250
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	40,500
Tops Holding Corp 8.875% due 12/15/17	100,000	104,750
US Foods Inc 8.500% due 06/30/19	150,000	159,187

	Principal Amount	Value
Vector Group Ltd 7.750% due 02/15/21	$100,000	$105,750
Wells Enterprises Inc 6.750% due 02/01/20 ~	80,000	82,400

		6,789,144

Energy - 16.0%

Access Midstream Partners LP
4.875% due 05/15/23	110,000	113,437
4.875% due 03/15/24	100,000	102,625
5.875% due 04/15/21	67,000	71,020
6.125% due 07/15/22	100,000	107,500
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	61,000
6.250% due 06/01/21	100,000	58,625
7.500% due 08/01/20 ~	100,000	89,750
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	65,000	59,800
7.375% due 11/01/21 ~	135,000	124,200
Antero Resources Corp 5.125% due 12/01/22 ~	205,000	199,619
Antero Resources Finance Corp
5.375% due 11/01/21	75,000	74,906
6.000% due 12/01/20	79,000	80,778
Arch Coal Inc
7.000% due 06/15/19	250,000	134,062
7.250% due 06/15/21	150,000	73,125
8.000% due 01/15/19 ~	64,000	55,200
Athlon Holdings LP 6.000% due 05/01/22 ~	55,000	59,125
Atlas Pipeline Partners LP
5.875% due 08/01/23	95,000	93,338
6.625% due 10/01/20	100,000	102,750
Atwood Oceanics Inc 6.500% due 02/01/20	100,000	103,000
Basic Energy Services Inc 7.750% due 10/15/22	100,000	104,500
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	96,375
Berry Petroleum Co LLC
6.375% due 09/15/22	90,000	88,650
6.750% due 11/01/20	50,000	50,250
Bill Barrett Corp 7.625% due 10/01/19	100,000	103,750
Bonanza Creek Energy Inc 6.750% due 04/15/21	200,000	207,000
BreitBurn Energy Partners LP 7.875% due 04/15/22	234,000	238,095
Bristow Group Inc 6.250% due 10/15/22	100,000	104,125
Calfrac Holdings LP 7.500% due 12/01/20 ~	120,000	126,000
California Resources Corp
5.000% due 01/15/20 ~ #	200,000	203,500
5.500% due 09/15/21 ~ #	215,000	218,494
6.000% due 11/15/24 ~ #	315,000	324,450
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	190,000	181,450
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	104,187
CGG SA (France)
6.500% due 06/01/21	200,000	177,000
6.875% due 01/15/22 ~	125,000	111,562
Chaparral Energy Inc 9.875% due 10/01/20	100,000	107,500
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	100,375
4.875% due 04/15/22	230,000	232,300
5.375% due 06/15/21	75,000	77,156
5.750% due 03/15/23	100,000	107,030
6.125% due 02/15/21	200,000	218,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
6.500% due 08/15/17	$150,000	$163,500
6.625% due 08/15/20	100,000	110,800
Cimarex Energy Co
4.375% due 06/01/24	65,000	65,501
5.875% due 05/01/22	100,000	108,000
Clayton Williams Energy Inc 7.750% due 04/01/19	100,000	103,250
Comstock Resources Inc 7.750% due 04/01/19	120,000	124,200
Concho Resources Inc
5.500% due 04/01/23	220,000	229,900
6.500% due 01/15/22	100,000	106,750
7.000% due 01/15/21	30,000	32,175
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	77,250
CONSOL Energy Inc
5.875% due 04/15/22 ~	245,000	242,244
8.250% due 04/01/20	175,000	184,406
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	27,338
6.125% due 03/01/22	207,000	208,552
CVR Refining LLC 6.500% due 11/01/22	100,000	102,500
Denbury Resources Inc
4.625% due 07/15/23	52,000	48,360
5.500% due 05/01/22	265,000	263,344
6.375% due 08/15/21	100,000	104,000
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	56,000
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	56,500
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	115,000	119,025
Energy Transfer Equity LP
5.875% due 01/15/24	165,000	169,537
7.500% due 10/15/20	145,000	162,762
Energy XXI Gulf Coast Inc
7.500% due 12/15/21	140,000	137,900
9.250% due 12/15/17	100,000	104,250
EP Energy LLC
6.875% due 05/01/19	100,000	104,750
9.375% due 05/01/20	250,000	273,750
EXCO Resources Inc
7.500% due 09/15/18	35,000	33,600
8.500% due 04/15/22	100,000	96,250
Exterran Holdings Inc 7.250% due 12/01/18	50,000	52,250
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	87,773
Forest Oil Corp 7.500% due 09/15/20	100,000	94,500
FTS International Inc 6.250% due 05/01/22 ~	55,000	54,313
Genesis Energy LP 5.750% due 02/15/21	100,000	98,125
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	97,980
Gulfport Energy Corp 7.750% due 11/01/20 ~	100,000	104,750
Halcon Resources Corp
8.875% due 05/15/21	66,000	65,340
9.250% due 02/15/22	200,000	198,500
9.750% due 07/15/20	95,000	97,137
Harvest Operations Corp (Canada) 6.875% due 10/01/17	50,000	52,375
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	131,250
Hiland Partners LP 7.250% due 10/01/20 ~	195,000	207,675

	Principal Amount	Value
Hilcorp Energy I LP
5.000% due 12/01/24 ~	$55,000	$53,006
7.625% due 04/15/21 ~	100,000	105,750
Holly Energy Partners LP 6.500% due 03/01/20	100,000	103,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	95,500
Jones Energy Holdings LLC 6.750% due 04/01/22 ~	40,000	40,100
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	200,000	178,000
Key Energy Services Inc 6.750% due 03/01/21	100,000	96,750
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	150,000	154,969
6.000% due 01/15/18 ~	50,000	54,688
Kinder Morgan Inc
5.000% due 02/15/21 ~	171,000	179,122
5.625% due 11/15/23 ~	94,000	100,345
6.500% due 09/15/20	100,000	113,000
7.750% due 01/15/32	150,000	184,875
Kodiak Oil & Gas Corp (Canada)
5.500% due 01/15/21	100,000	101,500
8.125% due 12/01/19	100,000	107,750
Laredo Petroleum Inc
7.375% due 05/01/22	100,000	105,500
9.500% due 02/15/19	50,000	53,375
Legacy Reserves LP 6.625% due 12/01/21 ~	100,000	98,500
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	99,500
Linn Energy LLC
6.250% due 11/01/19	300,000	294,375
6.500% due 05/15/19	100,000	98,500
6.500% due 09/15/21	150,000	147,000
8.625% due 04/15/20	175,000	181,781
Magnum Hunter Resources Corp 9.750% due 05/15/20	100,000	106,250
MarkWest Energy Partners LP
4.500% due 07/15/23	195,000	190,125
6.250% due 06/15/22	65,000	68,738
6.500% due 08/15/21	97,000	102,820
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	100,250
McDermott International Inc (Panama) 8.000% due 05/01/21 ~	140,000	137,550
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	103,000
7.000% due 03/31/24 ~	150,000	155,625
Memorial Production Partners LP 6.875% due 08/01/22 ~	170,000	163,200
Memorial Resource Development Corp 5.875% due 07/01/22 ~	40,000	39,200
Midstates Petroleum Co Inc
9.250% due 06/01/21	90,000	90,225
10.750% due 10/01/20	59,000	61,803
Milagro Oil & Gas Inc 10.500% due 05/15/16 Y	50,000	39,750
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,758
Newfield Exploration Co
5.625% due 07/01/24	56,000	60,340
5.750% due 01/30/22	100,000	107,750
6.875% due 02/01/20	200,000	209,500
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	100,500
9.625% due 06/01/19 ~	150,000	159,750
Niska Gas Storage Canada ULC (Canada) 6.500% due 04/01/19 ~	100,000	87,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	$65,000	$67,275
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	61,200
NuStar Logistics LP
4.750% due 02/01/22	100,000	98,000
6.750% due 02/01/21	100,000	109,250
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	104,750
6.875% due 03/15/22	144,000	152,640
Ocean Rig UDW Inc 7.250% due 04/01/19 ~	200,000	184,000
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23	90,000	79,763
7.500% due 11/01/19	110,000	102,575
ONEOK Inc 4.250% due 02/01/22	100,000	98,761
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	113,000	103,960
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	100,000	100,750
Paragon Offshore PLC (United Kingdom)
6.750% due 07/15/22 ~	150,000	127,125
7.250% due 08/15/24 ~	120,000	102,000
Parker Drilling Co 6.750% due 07/15/22 ~	200,000	202,000
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	54,988
PBF Holding Co LLC 8.250% due 02/15/20	130,000	136,825
Peabody Energy Corp
6.000% due 11/15/18	100,000	98,500
6.250% due 11/15/21	250,000	233,437
7.375% due 11/01/16	100,000	106,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	100,500
Penn Virginia Resource Partners LP 8.375% due 06/01/20	65,000	71,175
PHI Inc 5.250% due 03/15/19	120,000	121,050
Precision Drilling Corp (Canada)
5.250% due 11/15/24 ~	100,000	96,750
6.625% due 11/15/20	100,000	104,250
Puma International Financing SA (Luxembourg) 6.750% due 02/01/21 ~	200,000	206,050
QEP Resources Inc
5.250% due 05/01/23	109,000	106,275
5.375% due 10/01/22	100,000	98,500
6.875% due 03/01/21	50,000	54,500
Quicksilver Resources Inc 11.000% due 07/01/21	150,000	99,750
Range Resources Corp
5.000% due 08/15/22	100,000	102,500
5.000% due 03/15/23	160,000	165,600
6.750% due 08/01/20	50,000	52,625
Regency Energy Partners LP
4.500% due 11/01/23	100,000	97,250
5.000% due 10/01/22	80,000	79,100
5.500% due 04/15/23	100,000	102,000
5.875% due 03/01/22	105,000	109,987
6.875% due 12/01/18	100,000	104,125
8.375% due 06/01/19 ~	100,000	106,500
Rex Energy Corp 6.250% due 08/01/22 ~	100,000	96,875
Rice Energy Inc 6.250% due 05/01/22 ~	175,000	171,500
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	104,000
6.000% due 01/15/19 ~	180,000	189,000

	Principal Amount	Value
Rosetta Resources Inc
5.625% due 05/01/21	$129,000	$126,420
5.875% due 06/01/22	50,000	50,063
5.875% due 06/01/24	75,000	73,781
RSP Permian Inc 6.625% due 10/01/22 ~	40,000	40,300
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	400,000	413,000
5.625% due 04/15/23	100,000	101,500
5.625% due 04/15/23 ~	100,000	101,500
5.750% due 05/15/24 ~	205,000	208,844
6.250% due 03/15/22 ~	100,000	105,375
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	213,020
Samson Investment Co 9.750% due 02/15/20	235,000	214,437
Sanchez Energy Corp
6.125% due 01/15/23 ~	125,000	124,237
7.750% due 06/15/21	63,000	67,725
SandRidge Energy Inc
7.500% due 02/15/23	100,000	97,625
8.125% due 10/15/22	100,000	100,375
8.750% due 01/15/20	150,000	154,500
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	100,000	100,125
SESI LLC
6.375% due 05/01/19	100,000	104,500
7.125% due 12/15/21	50,000	55,500
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	50,000	54,250
Seventy Seven Operating LLC 6.625% due 11/15/19	100,000	103,250
SM Energy Co
5.000% due 01/15/24	100,000	96,000
6.500% due 01/01/23	100,000	104,500
Stone Energy Corp 7.500% due 11/15/22	200,000	207,060
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	98,250
Swift Energy Co 7.125% due 06/01/17	50,000	50,063
Targa Resources Partners LP
4.250% due 11/15/23	100,000	96,250
5.250% due 05/01/23	77,000	78,733
7.875% due 10/15/18	100,000	104,437
Teekay Corp 8.500% due 01/15/20	25,000	27,875
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	100,000	98,625
Tervita Corp (Canada)
8.000% due 11/15/18 ~	33,000	33,413
10.875% due 02/15/18 ~	200,000	200,750
Tesoro Corp 5.375% due 10/01/22	100,000	101,500
Tesoro Logistics LP 6.125% due 10/15/21	70,000	72,625
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	100,000	98,125
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	200,000	195,750
Ultra Petroleum Corp (Canada)
5.750% due 12/15/18 ~	43,000	43,430
6.125% due 10/01/24 ~	105,000	100,800
Unit Corp 6.625% due 05/15/21	100,000	100,750
Vanguard Natural Resources LLC 7.875% due 04/01/20	100,000	104,000
W&T Offshore Inc 8.500% due 06/15/19	100,000	104,000
Westmoreland Coal Co 10.750% due 02/01/18	160,000	168,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Whiting Petroleum Corp
5.000% due 03/15/19	$113,000	$116,107
5.750% due 03/15/21	180,000	190,350
6.500% due 10/01/18	25,000	25,781
WPX Energy Inc
5.250% due 01/15/17	150,000	156,375
5.250% due 09/15/24	140,000	135,800

		25,259,103

Financials - 10.9%

AerCap Ireland Capital Ltd (Ireland)
2.750% due 05/15/17 ~	150,000	146,625
3.750% due 05/15/19 ~	150,000	145,688
Ally Financial Inc
2.750% due 01/30/17	250,000	245,625
3.125% due 01/15/16	100,000	100,500
3.500% due 07/18/16	200,000	202,750
3.500% due 01/27/19	123,000	119,925
4.750% due 09/10/18	100,000	102,750
5.125% due 09/30/24	100,000	98,250
5.500% due 02/15/17	150,000	156,375
7.500% due 09/15/20	200,000	231,000
8.000% due 12/31/18	100,000	113,750
8.000% due 03/15/20	250,000	291,875
8.000% due 11/01/31	275,000	343,797
CBRE Services Inc
5.000% due 03/15/23	100,000	99,490
6.625% due 10/15/20	100,000	105,390
CIMPOR Financial Operations BV (Netherlands) 5.750% due 07/17/24 ~	200,000	194,000
CIT Group Inc
3.875% due 02/19/19	105,000	103,425
4.250% due 08/15/17	108,000	109,350
5.000% due 05/15/17	200,000	205,500
5.000% due 08/15/22	100,000	100,625
5.000% due 08/01/23	100,000	99,500
5.250% due 03/15/18	150,000	154,875
5.375% due 05/15/20	200,000	207,250
6.625% due 04/01/18 ~	250,000	269,062
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	79,500
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	106,500
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	231,656
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	109,000
Crown Castle International Corp REIT
4.875% due 04/15/22	115,000	112,053
5.250% due 01/15/23	100,000	99,500
Denali Borrower LLC 5.625% due 10/15/20 ~	167,000	172,219
DFC Finance Corp 10.500% due 06/15/20 ~	120,000	117,000
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	118,500
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	90,530
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	62,100
6.375% due 11/15/19	100,000	105,500
Enova International Inc 9.750% due 06/01/21 ~	140,000	140,350
Felcor Lodging LP
5.625% due 03/01/23	48,000	47,160
6.750% due 06/01/19	100,000	104,625
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	105,250

	Principal Amount	Value
First Data Corp
6.750% due 11/01/20 ~	$130,000	$138,125
7.375% due 06/15/19 ~	100,000	105,375
8.250% due 01/15/21 ~	212,000	225,780
8.875% due 08/15/20 ~	100,000	107,500
10.625% due 06/15/21	130,000	148,525
11.250% due 01/15/21	130,000	148,363
11.750% due 08/15/21	295,000	342,937
12.625% due 01/15/21	412,000	494,400
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	103,000
General Motors Financial Co Inc
2.625% due 07/10/17	200,000	201,055
2.750% due 05/15/16	129,000	130,209
3.000% due 09/25/17	150,000	151,687
3.250% due 05/15/18	95,000	96,188
4.250% due 05/15/23	132,000	132,825
4.750% due 08/15/17	67,000	70,685
6.750% due 06/01/18	50,000	55,906
Genworth Holdings Inc 6.150% due 11/15/66 §	50,000	44,125
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	213,000
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	118,000	121,393
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	140,000	137,550
ING Groep NV (Netherlands) 5.775% § ±	100,000	102,750
Iron Mountain Inc REIT
5.750% due 08/15/24	178,000	175,552
6.000% due 08/15/23	96,000	98,880
8.375% due 08/15/21	44,000	45,870
iStar Financial Inc REIT
4.000% due 11/01/17	140,000	136,500
4.875% due 07/01/18	100,000	97,750
5.000% due 07/01/19	140,000	135,450
9.000% due 06/01/17	100,000	111,875
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	205,500
Kennedy-Wilson Inc 5.875% due 04/01/24	100,000	100,750
Liberty Mutual Group Inc
7.000% due 03/07/67 § ~	100,000	106,500
10.750% due 06/15/88 § ~	100,000	156,000
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	107,250
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	71,813
7.875% due 10/01/20	100,000	101,500
Navient LLC
4.875% due 06/17/19	150,000	150,375
5.500% due 01/15/19	100,000	102,250
5.500% due 01/25/23	200,000	192,750
5.625% due 08/01/33	200,000	169,000
6.125% due 03/25/24	100,000	97,750
6.250% due 01/25/16	250,000	260,125
8.000% due 03/25/20	150,000	168,562
8.450% due 06/15/18	400,000	451,000
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	104,500
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	166,595
Ocwen Financial Corp 6.625% due 05/15/19 ~	115,000	111,263
PHH Corp 6.375% due 08/15/21	100,000	98,500
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	83,580
RBS Capital Trust II 6.425% § ±	100,000	105,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Realogy Group LLC
3.375% due 05/01/16 ~	$112,000	$112,000
4.500% due 04/15/19 ~	70,000	67,900
7.625% due 01/15/20 ~	100,000	107,500
Regions Bank 7.500% due 05/15/18	100,000	116,795
Regions Financial Corp 7.375% due 12/10/37	100,000	127,117
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	150,000	147,701
6.000% due 12/19/23	250,000	262,616
6.100% due 06/10/23	200,000	211,587
6.125% due 12/15/22	270,000	286,307
7.640% § ±	300,000	318,750
7.648% § ±	50,000	58,750
Sabra Health Care LP REIT 5.375% due 06/01/23	100,000	98,875
SL Green Realty Corp REIT 5.000% due 08/15/18	100,000	107,863
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	216,125
Societe Generale SA (France) 5.922% § ± ~	250,000	265,000
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	98,455
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	100,000	101,500
Springleaf Finance Corp
5.400% due 12/01/15	100,000	102,500
6.500% due 09/15/17	100,000	105,500
6.900% due 12/15/17	350,000	372,750
7.750% due 10/01/21	125,000	140,625
Synovus Financial Corp 5.125% due 06/15/17	50,000	51,375
The Geo Group Inc REIT 5.125% due 04/01/23	100,000	96,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	150,000	155,625
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	88,000
TransUnion Holding Co Inc 9.625% due 06/15/18	150,000	154,875
USI Inc 7.750% due 01/15/21 ~	67,000	67,000
Voya Financial Inc 5.650% due 05/15/53 §	100,000	101,000
Walter Investment Management Corp 7.875% due 12/15/21 ~	131,000	129,690
Weyerhaeuser Real Estate Co 5.875% due 06/15/24 ~	100,000	99,875

		17,303,294

Health Care - 7.9%

21st Century Oncology Inc 9.875% due 04/15/17	100,000	99,000
Alere Inc 6.500% due 06/15/20	100,000	100,250
Amsurg Corp 5.625% due 07/15/22 ~	220,000	218,900
Aviv Healthcare Properties LP 6.000% due 10/15/21	100,000	103,625
Biomet Inc
6.500% due 08/01/20	200,000	212,500
6.500% due 10/01/20	100,000	105,250
Capella Healthcare Inc 9.250% due 07/01/17	100,000	104,250
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	140,000	139,913

	Principal Amount	Value
Catamaran Corp (Canada) 4.750% due 03/15/21	$25,000	$24,109
Centene Corp
4.750% due 05/15/22	100,000	100,375
5.750% due 06/01/17	25,000	26,594
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	154,500
6.875% due 02/01/22 ~	500,000	523,750
7.125% due 07/15/20	100,000	106,000
8.000% due 11/15/19	250,000	267,550
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	159,000
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	136,875
DaVita HealthCare Partners Inc
5.125% due 07/15/24	272,000	267,750
5.750% due 08/15/22	118,000	122,720
6.625% due 11/01/20	150,000	157,781
DJO Finance LLC 9.875% due 04/15/18	100,000	105,250
Endo Finance LLC
5.375% due 01/15/23 ~	150,000	143,625
5.750% due 01/15/22 ~	150,000	148,500
7.000% due 07/15/19 ~	95,000	99,869
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	74,063
ExamWorks Group Inc 9.000% due 07/15/19	100,000	107,500
Fresenius Medical Care US Finance I Inc
5.750% due 02/15/21 ~	50,000	53,000
6.500% due 09/15/18 ~	100,000	110,250
Fresenius Medical Care US Finance II Inc
5.625% due 07/31/19 ~	100,000	105,770
5.875% due 01/31/22 ~	100,000	106,500
Grifols Worldwide Operations Ltd (Ireland) 5.250% due 04/01/22 ~	200,000	198,000
HCA Holdings Inc
6.250% due 02/15/21	100,000	105,000
7.750% due 05/15/21	250,000	267,812
HCA Inc
3.750% due 03/15/19	190,000	186,200
4.750% due 05/01/23	150,000	147,000
5.000% due 03/15/24	350,000	345,187
5.875% due 03/15/22	100,000	105,375
5.875% due 05/01/23	200,000	205,000
6.500% due 02/15/16	100,000	104,625
6.500% due 02/15/20	360,000	393,750
7.250% due 09/15/20	250,000	263,125
7.500% due 02/15/22	250,000	281,875
Health Net Inc 6.375% due 06/01/17	100,000	108,250
HealthSouth Corp
7.250% due 10/01/18	100,000	103,625
7.750% due 09/15/22	81,000	86,771
Hologic Inc 6.250% due 08/01/20	159,000	164,167
Hospira Inc
5.800% due 08/12/23	100,000	111,304
6.050% due 03/30/17	100,000	109,295
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	105,000
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	135,525
10.000% PIK due 08/15/18 ~	29,000	26,970
11.000% due 08/15/18 ~	21,000	17,010
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	100,000	101,250
Jaguar Holding Co II 9.500% due 12/01/19 ~	100,000	107,625
Kindred Healthcare Inc 6.375% due 04/15/22 ~	100,000	98,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Kinetic Concepts Inc
10.500% due 11/01/18	$200,000	$218,000
12.500% due 11/01/19	100,000	111,750
LifePoint Hospitals Inc
5.500% due 12/01/21	135,000	137,363
6.625% due 10/01/20	50,000	53,125
Mallinckrodt International Finance SA (Luxembourg)
3.500% due 04/15/18	100,000	97,250
4.750% due 04/15/23	100,000	93,750
5.750% due 08/01/22 ~	95,000	96,069
MedAssets Inc 8.000% due 11/15/18	50,000	52,125
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	71,000	71,888
Omnicare Inc 7.750% due 06/01/20	100,000	106,250
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	104,750
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	94,000	101,990
Select Medical Corp 6.375% due 06/01/21	100,000	100,500
Teleflex Inc 5.250% due 06/15/24 ~	50,000	49,125
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	160,738
4.500% due 04/01/21	51,000	49,916
4.750% due 06/01/20	100,000	99,750
5.000% due 03/01/19 ~	165,000	163,350
5.500% due 03/01/19 ~	110,000	110,825
6.000% due 10/01/20	218,000	231,080
6.250% due 11/01/18	140,000	149,275
6.750% due 02/01/20	100,000	104,625
8.000% due 08/01/20	100,000	105,750
8.125% due 04/01/22	211,000	232,100
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	54,125
Universal Health Services Inc 3.750% due 08/01/19 ~	100,000	99,875
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	94,500
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	270,000	278,437
6.750% due 10/01/17 ~	100,000	103,520
7.000% due 10/01/20 ~	10,000	10,500
7.250% due 07/15/22 ~	100,000	105,875
Valeant Pharmaceuticals International Inc (Canada)
5.625% due 12/01/21 ~	100,000	99,875
6.750% due 08/15/18 ~	342,000	361,665
7.500% due 07/15/21 ~	257,000	275,954
WellCare Health Plans Inc 5.750% due 11/15/20	120,000	122,700

		12,471,130

Industrials - 11.8%

AAR Corp 7.250% due 01/15/22	100,000	108,000
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	109,750
ACCO Brands Corp 6.750% due 04/30/20	100,000	104,000
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	156,375
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	104,750
AECOM Technology Corp
5.750% due 10/15/22 ~ #	135,000	136,687
5.875% due 10/15/24 ~ #	134,000	136,680

	Principal Amount	Value
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	$150,000	$152,906
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	33,248
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	105,875
7.750% due 04/15/21 ~	100,000	102,250
Air Medical Group Holdings Inc 9.250% due 11/01/18	80,000	83,800
Aircastle Ltd (Bermuda)
4.625% due 12/15/18	100,000	100,250
5.125% due 03/15/21	100,000	99,000
6.250% due 12/01/19	70,000	74,025
6.750% due 04/15/17	150,000	160,875
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	103,000
10.750% due 10/15/19 ~	200,000	193,000
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	108,000
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	77,618
Amsted Industries Inc 5.000% due 03/15/22 ~	145,000	141,375
Apex Tool Group LLC 7.000% due 02/01/21 ~	100,000	92,500
APX Group Inc
6.375% due 12/01/19	125,000	121,875
8.750% due 12/01/20	80,000	72,400
Ashtead Capital Inc 6.500% due 07/15/22 ~	200,000	213,000
Avis Budget Car Rental LLC
5.500% due 04/01/23	83,000	82,793
9.750% due 03/15/20	100,000	110,500
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	66,400	67,808
B/E Aerospace Inc
5.250% due 04/01/22	112,000	121,240
6.875% due 10/01/20	75,000	80,438
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	70,040
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	51,000
4.750% due 04/15/19 ~	145,000	144,819
6.000% due 10/15/22 ~	200,000	199,250
6.125% due 01/15/23 ~	200,000	201,250
7.750% due 03/15/20 ~	150,000	164,280
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	63,630
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	105,000
6.875% due 08/15/18 ~	100,000	103,750
Case New Holland Industrial Inc 7.875% due 12/01/17	100,000	111,625
Cenveo Corp 6.000% due 08/01/19 ~	90,000	84,825
Ceridian LLC
8.125% due 11/15/17 ~	175,000	175,656
8.875% due 07/15/19 ~	100,000	111,125
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	100,500
Chassix Inc 9.250% due 08/01/18 ~	80,000	79,400
Clean Harbors Inc
5.125% due 06/01/21	53,000	52,801
5.250% due 08/01/20	54,000	54,270
CNH Industrial Capital LLC
3.250% due 02/01/17	62,000	61,380
3.375% due 07/15/19 ~	100,000	94,750
3.625% due 04/15/18	113,000	111,022
3.875% due 11/01/15	117,000	118,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Colt Defense LLC 8.750% due 11/15/17	$25,000	$14,781
Covanta Holding Corp 6.375% due 10/01/22	100,000	106,000
CSC Holdings LLC
5.250% due 06/01/24 ~	100,000	96,250
6.750% due 11/15/21	200,000	213,790
7.625% due 07/15/18	50,000	56,063
Deluxe Corp 7.000% due 03/15/19	100,000	105,125
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	100,000	105,500
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	93,605
DynCorp International Inc 10.375% due 07/01/17	50,000	43,875
FGI Operating Co LLC 7.875% due 05/01/20	50,000	49,000
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	275,000	281,875
FTI Consulting Inc 6.750% due 10/01/20	50,000	52,188
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	67,503
Gates Global LLC 6.000% due 07/15/22 ~	140,000	132,300
GenCorp Inc 7.125% due 03/15/21	100,000	108,250
General Cable Corp 5.750% due 10/01/22	75,000	70,125
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	100,000	103,250
Griffon Corp 5.250% due 03/01/22	150,000	143,437
H&E Equipment Services Inc 7.000% due 09/01/22	145,000	155,512
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	99,000
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	310,000	315,037
HD Supply Inc
7.500% due 07/15/20	102,000	106,335
8.125% due 04/15/19	179,000	194,215
11.000% due 04/15/20	100,000	113,750
11.500% due 07/15/20	100,000	115,625
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	104,875
7.125% due 03/15/21	50,000	54,125
Interline Brands Inc 10.000% PIK due 11/15/18	100,000	104,750
International Lease Finance Corp
3.875% due 04/15/18	100,000	99,437
4.625% due 04/15/21	100,000	99,437
5.750% due 05/15/16	100,000	104,687
5.875% due 08/15/22	300,000	314,250
6.250% due 05/15/19	250,000	268,750
8.750% due 03/15/17	200,000	223,500
Jeld-Wen Inc 12.250% due 10/15/17 ~	100,000	106,625
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	50,688
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	120,000	120,300
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19 ~	200,000	199,500
Light Tower Rentals Inc 8.125% due 08/01/19 ~	100,000	101,500
Marquette Transportation Co LLC 10.875% due 01/15/17	25,000	26,219

	Principal Amount	Value
Masco Corp
5.950% due 03/15/22	$100,000	$109,750
6.125% due 10/03/16	50,000	53,975
7.125% due 03/15/20	100,000	115,500
Masonite International Corp (Canada) 8.250% due 04/15/21 ~	75,000	80,625
Mcron Finance Sub LLC 8.375% due 05/15/19 ~	80,000	86,400
Meccanica Holdings USA Inc 6.250% due 01/15/40 ~	150,000	142,875
Memorial Production Partners LP 7.625% due 05/01/21	100,000	100,000
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	101,500
Modular Space Corp 10.250% due 01/31/19 ~	30,000	30,375
Monitronics International Inc 9.125% due 04/01/20	100,000	103,000
Mueller Water Products Inc 8.750% due 09/01/20	40,000	43,200
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	48,500
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	102,051
8.125% due 02/15/19	100,000	94,750
Navistar International Corp 8.250% due 11/01/21	203,000	208,836
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	100,000	105,250
Nielsen Finance LLC
4.500% due 10/01/20	50,000	48,625
5.000% due 04/15/22 ~	270,000	267,300
Nortek Inc 8.500% due 04/15/21	100,000	108,000
Oshkosh Corp 8.500% due 03/01/20	125,000	132,500
Ply Gem Industries Inc 6.500% due 02/01/22	123,000	117,311
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	201,875
RR Donnelley & Sons Co
6.000% due 04/01/24	100,000	99,000
6.125% due 01/15/17	9,000	9,293
7.000% due 02/15/22	100,000	106,000
7.250% due 05/15/18	21,000	23,415
8.250% due 03/15/19	150,000	175,500
Safway Group Holding LLC 7.000% due 05/15/18 ~	117,000	119,632
Schaeffler Finance BV (Netherlands)
4.250% due 05/15/21 ~	200,000	193,000
4.750% due 05/15/21 ~	250,000	250,625
7.750% due 02/15/17 ~	100,000	109,250
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	100,000	97,000
6.500% due 05/15/19 ~	60,000	62,850
Sequa Corp 7.000% due 12/15/17 ~	62,500	54,531
Spirit AeroSystems Inc
5.250% due 03/15/22 ~	100,000	100,250
6.750% due 12/15/20	25,000	26,500
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	109,250
SPX Corp 6.875% due 09/01/17	100,000	109,500
Stackpole International Intermediate (Luxembourg) 7.750% due 10/15/21 ~	100,000	101,250
Stena AB (Sweden) 7.000% due 02/01/24 ~	200,000	208,500
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	52,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Terex Corp 6.000% due 05/15/21	$105,000	$109,725
The ADT Corp
2.250% due 07/15/17	100,000	97,688
3.500% due 07/15/22	200,000	173,500
4.125% due 04/15/19	45,000	44,213
4.875% due 07/15/42	100,000	83,375
6.250% due 10/15/21	100,000	103,750
The Hertz Corp
5.875% due 10/15/20	200,000	204,000
6.750% due 04/15/19	200,000	207,500
7.500% due 10/15/18	50,000	51,875
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	54,000
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	138,000	139,380
TMS International Corp 7.625% due 10/15/21 ~	100,000	105,000
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	111,000
TransDigm Inc
5.500% due 10/15/20	100,000	97,500
6.000% due 07/15/22 ~	120,000	118,650
6.500% due 07/15/24 ~	120,000	119,700
7.500% due 07/15/21	67,000	71,858
Triumph Group Inc 5.250% due 06/01/22	50,000	49,500
UCI International Inc 8.625% due 02/15/19	50,000	48,485
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	100,000	102,620
United Continental Holdings Inc 6.000% due 12/01/20	200,000	202,500
United Rentals North America Inc
5.750% due 11/15/24	115,000	116,794
6.125% due 06/15/23	125,000	129,062
7.625% due 04/15/22	220,000	241,450
8.250% due 02/01/21	100,000	108,750
8.375% due 09/15/20	100,000	108,000
US Airways Group Inc 6.125% due 06/01/18	186,000	191,580
USG Corp
8.375% due 10/15/18 ~	100,000	104,325
9.750% due 01/15/18	100,000	116,500
WESCO Distribution Inc 5.375% due 12/15/21	75,000	74,813
West Corp
5.375% due 07/15/22 ~	160,000	148,000
7.875% due 01/15/19	30,000	31,369
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	103,250
XPO Logistics Inc 7.875% due 09/01/19 ~	22,000	22,825

		18,736,572

Information Technology - 4.9%

Activision Blizzard Inc
5.625% due 09/15/21 ~	163,000	169,927
6.125% due 09/15/23 ~	100,000	106,500
Advanced Micro Devices Inc
6.750% due 03/01/19	80,000	81,200
7.000% due 07/01/24	125,000	119,531
7.750% due 08/01/20	100,000	102,000
Alcatel-Lucent USA Inc
4.625% due 07/01/17 ~	48,000	48,780
6.450% due 03/15/29	100,000	94,750
6.750% due 11/15/20 ~	200,000	204,500
8.875% due 01/01/20 ~	200,000	217,500
Alliance Data Systems Corp
5.250% due 12/01/17 ~	100,000	101,750
5.375% due 08/01/22 ~	100,000	97,250

	Principal Amount	Value
Amkor Technology Inc
6.375% due 10/01/22	$100,000	$104,000
6.625% due 06/01/21	50,000	52,375
7.375% due 05/01/18	25,000	26,063
Aspect Software Inc 10.625% due 05/15/17	100,000	99,750
Audatex North America Inc 6.000% due 06/15/21 ~	161,000	165,830
Belden Inc 5.500% due 09/01/22 ~	80,000	81,400
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	231,600
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	180,000	166,500
CDW LLC
6.000% due 08/15/22	100,000	104,250
8.500% due 04/01/19	163,000	173,595
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	113,875
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	90,000	93,150
CommScope Inc
5.000% due 06/15/21 ~	110,000	108,350
5.500% due 06/15/24 ~	110,000	108,625
CoreLogic Inc 7.250% due 06/01/21	100,000	105,500
Dell Inc
4.625% due 04/01/21	100,000	96,500
5.400% due 09/10/40	100,000	89,000
5.650% due 04/15/18	250,000	263,437
EarthLink Holdings Corp 8.875% due 05/15/19	100,000	100,250
Emdeon Inc 11.000% due 12/31/19	100,000	111,625
Entegris Inc 6.000% due 04/01/22 ~	100,000	102,000
Epicor Software Corp 8.625% due 05/01/19	100,000	106,250
Equinix Inc
4.875% due 04/01/20	76,000	75,620
5.375% due 04/01/23	133,000	132,335
7.000% due 07/15/21	100,000	107,500
Flextronics International Ltd (Singapore)
4.625% due 02/15/20	50,000	50,250
5.000% due 02/15/23	50,000	50,125
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	100,000	98,750
6.000% due 01/15/22 ~	173,000	176,027
8.050% due 02/01/20	38,000	40,470
10.750% due 08/01/20	67,000	74,538
IAC/InterActiveCorp
4.750% due 12/15/22	153,000	147,645
4.875% due 11/30/18	85,000	86,275
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	39,800
Infor US Inc 9.375% due 04/01/19	164,000	177,735
Micron Technology Inc
5.500% due 02/01/25 ~	220,000	216,150
5.875% due 02/15/22 ~	25,000	26,063
NCR Corp
4.625% due 02/15/21	45,000	44,325
5.000% due 07/15/22	113,000	111,023
5.875% due 12/15/21	100,000	102,750
6.375% due 12/15/23	44,000	46,310
NeuStar Inc 4.500% due 01/15/23	100,000	89,000
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	106,250
6.625% due 05/15/39	150,000	159,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Nuance Communications Inc 5.375% due 08/15/20 ~	$120,000	$118,050
NXP BV (Netherlands)
3.500% due 09/15/16 ~	100,000	100,500
5.750% due 03/15/23 ~	200,000	203,000
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	103,625
Sanmina Corp 4.375% due 06/01/19 ~	185,000	181,762
Sophia LP 9.750% due 01/15/19 ~	100,000	108,000
SRA International Inc 11.000% due 10/01/19	100,000	107,000
STATS ChipPAC Ltd (Singapore) 5.375% due 03/31/16 ~	100,000	101,500
SunGard Data Systems Inc
6.625% due 11/01/19	150,000	150,750
7.375% due 11/15/18	50,000	51,563
7.625% due 11/15/20	100,000	105,000
VeriSign Inc 4.625% due 05/01/23	100,000	97,000
ViaSat Inc 6.875% due 06/15/20	100,000	106,500
Viasystems Inc 7.875% due 05/01/19 ~	100,000	105,250
Zebra Technologies Corp 7.250% due 10/15/22 ~	45,000	45,000

		7,790,054

Materials - 9.7%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	90,000	93,600
AK Steel Corp
7.625% due 05/15/20	100,000	99,250
7.625% due 10/01/21	150,000	145,500
Alcoa Inc
5.125% due 10/01/24	205,000	205,722
5.900% due 02/01/27	150,000	157,514
6.150% due 08/15/20	400,000	441,519
6.750% due 07/15/18	200,000	226,474
Aleris International Inc 7.625% due 02/15/18	100,000	101,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	167,000	163,869
ArcelorMittal (Luxembourg)
5.000% due 02/25/17	400,000	414,960
6.750% due 02/25/22	200,000	215,750
7.500% due 10/15/39	250,000	258,750
10.350% due 06/01/19	450,000	550,687
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	50,000	50,500
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	200,000	192,500
6.250% due 01/31/19 ~	87,000	86,348
9.125% due 10/15/20 ~	50,000	54,375
Ashland Inc
3.000% due 03/15/16	76,000	76,380
3.875% due 04/15/18	37,000	37,278
4.750% due 08/15/22	200,000	196,000
Associated Materials LLC 9.125% due 11/01/17	100,000	98,375
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	150,000	161,625
Ball Corp
4.000% due 11/15/23	171,000	159,885
5.000% due 03/15/22	100,000	101,000
6.750% due 09/15/20	100,000	105,250
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	100,000	87,000
Berry Plastics Corp
5.500% due 05/15/22	105,000	101,194
9.750% due 01/15/21	100,000	111,250

	Principal Amount	Value
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	$115,000	$114,425
6.000% due 06/15/17 ~	89,000	87,887
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	116,150
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	103,500
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	87,637
Celanese US Holdings LLC
4.625% due 11/15/22	100,000	98,500
5.875% due 06/15/21	100,000	107,000
6.625% due 10/15/18	5,000	5,171
Clearwater Paper Corp 5.375% due 02/01/25 ~	100,000	99,000
Cliffs Natural Resources Inc
4.875% due 04/01/21	150,000	115,125
5.900% due 03/15/20	100,000	84,875
6.250% due 10/01/40	100,000	71,000
Commercial Metals Co
4.875% due 05/15/23	100,000	96,500
7.350% due 08/15/18	100,000	111,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	210,000
Crown Americas LLC
4.500% due 01/15/23	212,000	201,400
6.250% due 02/01/21	50,000	52,750
Eagle Spinco Inc 4.625% due 02/15/21	147,000	141,855
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	59,850
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	134,970
7.000% due 02/15/21 ~	132,000	134,475
7.250% due 05/15/22 ~	200,000	205,000
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	151,594
6.875% due 02/01/18 ~	200,000	206,000
8.250% due 11/01/19 ~	200,000	207,500
Graphic Packaging International Inc
4.750% due 04/15/21	100,000	100,250
7.875% due 10/01/18	5,000	5,219
Greif Inc 7.750% due 08/01/19	100,000	114,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	134,375
Headwaters Inc 7.250% due 01/15/19	100,000	104,000
Hecla Mining Co 6.875% due 05/01/21	100,000	94,500
Hexion US Finance Corp
6.625% due 04/15/20	148,000	149,480
8.875% due 02/01/18	85,000	86,806
9.000% due 11/15/20	100,000	95,750
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	107,750
Huntsman International LLC
8.625% due 03/15/20	25,000	26,469
8.625% due 03/15/21	100,000	108,500
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	85,000
Ineos Finance PLC (United Kingdom)
7.500% due 05/01/20 ~	100,000	106,875
8.375% due 02/15/19 ~	200,000	214,750
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	75,000	74,063
Koppers Inc 7.875% due 12/01/19	10,000	10,438
Lafarge SA (France)
6.500% due 07/15/16	100,000	107,750
7.125% due 07/15/36	100,000	113,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Louisiana-Pacific Corp 7.500% due 06/01/20	$100,000	$107,000
Magnetation LLC 11.000% due 05/15/18 ~	85,000	86,700
Molycorp Inc 10.000% due 06/01/20	100,000	70,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	101,750
NOVA Chemicals Corp (Canada) 5.250% due 08/01/23 ~	67,000	69,931
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	214,750
Olin Corp 5.500% due 08/15/22	100,000	103,500
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	75,250
Packaging Dynamics Corp 8.750% due 02/01/16 ~	80,000	81,200
Pactiv LLC 7.950% due 12/15/25	100,000	106,000
Perstorp Holding AB (Sweden) 8.750% due 05/15/17 ~	200,000	209,000
Polymer Group Inc 7.750% due 02/01/19	90,000	93,600
PolyOne Corp
5.250% due 03/15/23	91,000	88,725
7.375% due 09/15/20	10,000	10,563
PQ Corp 8.750% due 05/01/18 ~	100,000	106,500
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	209,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	77,355
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	100,000	99,750
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	185,875
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	101,552
Ryerson Inc 9.000% due 10/15/17	75,000	79,313
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	216,500
Sealed Air Corp
5.250% due 04/01/23 ~	100,000	98,500
8.125% due 09/15/19 ~	100,000	107,750
8.375% due 09/15/21 ~	100,000	111,500
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	120,312
Silgan Holdings Inc 5.000% due 04/01/20	100,000	101,000
Steel Dynamics Inc
5.125% due 10/01/21 ~	110,000	111,650
5.500% due 10/01/24 ~	135,000	136,012
7.625% due 03/15/20	150,000	158,250
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	99,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	165,375
Tekni-Plex Inc 9.750% due 06/01/19 ~	62,000	67,735
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~ #	250,000	252,500
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	96,500
9.750% due 12/01/17	100,000	109,250
TPC Group Inc 8.750% due 12/15/20 ~	100,000	106,750
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19	109,000	114,995

	Principal Amount	Value
Tronox Finance LLC 6.375% due 08/15/20	$155,000	$156,550
United States Steel Corp
7.000% due 02/01/18	100,000	109,500
7.500% due 03/15/22	200,000	216,500
Verso Paper Holdings LLC 11.750% due 01/15/19	100,000	100,750
Vulcan Materials Co 7.500% due 06/15/21	180,000	211,500
Walter Energy Inc
8.500% due 04/15/21	100,000	31,000
9.500% due 10/15/19 ~	65,000	58,825
9.875% due 12/15/20	68,000	22,100
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	72,930
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	100,000	106,375
WR Grace & Co
5.125% due 10/01/21 ~	110,000	112,200
5.625% due 10/01/24 ~	100,000	103,125

		15,289,067

Telecommunication Services - 8.9%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	200,000
Avaya Inc
7.000% due 04/01/19 ~	50,000	48,906
10.500% due 03/01/21 ~	250,000	220,000
CenturyLink Inc
5.150% due 06/15/17	100,000	105,250
5.625% due 04/01/20	222,000	229,825
5.800% due 03/15/22	250,000	257,500
6.750% due 12/01/23	100,000	107,375
7.650% due 03/15/42	100,000	99,000
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	106,000
8.750% due 03/15/18	48,000	49,872
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	98,750
Frontier Communications Corp
6.250% due 09/15/21	40,000	39,825
6.875% due 01/15/25	30,000	29,700
7.125% due 01/15/23	200,000	205,000
8.250% due 04/15/17	100,000	111,500
8.500% due 04/15/20	200,000	223,000
9.000% due 08/15/31	100,000	104,250
9.250% due 07/01/21	300,000	343,875
GCI Inc 6.750% due 06/01/21	100,000	99,750
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	113,203
7.625% due 06/15/21	95,000	104,975
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	186,200
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	280,000	268,450
6.625% due 12/15/22	150,000	153,000
7.250% due 04/01/19	150,000	158,063
7.250% due 10/15/20	150,000	158,625
7.500% due 04/01/21	200,000	214,250
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	100,000	103,250
7.750% due 06/01/21	216,000	221,130
8.125% due 06/01/23	100,000	104,750
Level 3 Communications Inc
8.875% due 06/01/19	100,000	107,250
11.875% due 02/01/19	100,000	108,500
Level 3 Escrow II Inc 5.375% due 08/15/22 ~	185,000	182,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Level 3 Financing Inc
6.125% due 01/15/21 ~	$150,000	$155,063
8.125% due 07/01/19	100,000	107,000
8.625% due 07/15/20	200,000	217,500
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	103,988
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	130,313
PAETEC Holding Corp 9.875% due 12/01/18	50,000	53,050
Qualitytech LP 5.875% due 08/01/22 ~	100,000	98,250
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	154,875
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	109,500
SBA Communications Corp 4.875% due 07/15/22 ~	145,000	139,563
SBA Telecommunications Inc 5.750% due 07/15/20	133,000	135,993
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	350,000	350,437
Sprint Capital Corp
6.875% due 11/15/28	150,000	144,000
6.900% due 05/01/19	150,000	158,438
8.750% due 03/15/32	200,000	219,250
Sprint Communications Inc
6.000% due 12/01/16	200,000	210,750
6.000% due 11/15/22	200,000	194,750
7.000% due 03/01/20 ~	100,000	110,125
7.000% due 08/15/20	250,000	261,875
9.000% due 11/15/18 ~	350,000	405,562
9.125% due 03/01/17	100,000	113,000
11.500% due 11/15/21	100,000	128,500
Sprint Corp
7.125% due 06/15/24 ~	250,000	252,812
7.250% due 09/15/21 ~	200,000	208,750
7.875% due 09/15/23 ~	600,000	639,000
T-Mobile USA Inc
5.250% due 09/01/18	227,000	234,661
6.000% due 03/01/23	115,000	115,288
6.250% due 04/01/21	239,000	242,286
6.375% due 03/01/25	125,000	125,000
6.464% due 04/28/19	100,000	104,125
6.625% due 04/01/23	343,000	352,432
6.633% due 04/28/21	500,000	514,375
6.836% due 04/28/23	200,000	206,250
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	100,000	103,125
6.000% due 09/30/34	250,000	245,937
7.175% due 06/18/19	150,000	170,063
7.200% due 07/18/36	250,000	269,062
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	245,937
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	136,225
tw telecom holdings Inc 5.375% due 10/01/22	100,000	107,875
United States Cellular Corp 6.700% due 12/15/33	100,000	99,782
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	210,020
UPCB Finance V Ltd (Cayman) 7.250% due 11/15/21 ~	150,000	161,250
Windstream Corp
6.375% due 08/01/23	100,000	96,875
7.500% due 04/01/23	100,000	103,000
7.750% due 10/01/21	100,000	107,000
7.875% due 11/01/17	100,000	111,375
8.125% due 09/01/18	200,000	208,700

	Principal Amount	Value
Zayo Group LLC
8.125% due 01/01/20	$23,000	$24,754
10.125% due 07/01/20	100,000	113,125

		14,074,577

Utilities - 3.8%

AES Corp
4.875% due 05/15/23	102,000	97,410
5.500% due 03/15/24	100,000	97,750
7.375% due 07/01/21	100,000	112,500
8.000% due 10/15/17	21,000	23,625
9.750% due 04/15/16	57,000	63,270
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	210,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	49,440
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	101,500
Calpine Corp
5.375% due 01/15/23	335,000	325,369
5.750% due 01/15/25	255,000	247,669
6.000% due 01/15/22 ~	147,000	155,452
DPL Inc
6.500% due 10/15/16	100,000	106,250
7.250% due 10/15/21	100,000	103,750
Dynegy Inc 5.875% due 06/01/23	100,000	93,750
EDP Finance BV (Netherlands)
4.900% due 10/01/19 ~	250,000	258,787
5.250% due 01/14/21 ~	200,000	208,374
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	232,760
Ferrellgas LP 6.500% due 05/01/21	100,000	98,250
FirstEnergy Corp
2.750% due 03/15/18	100,000	100,489
4.250% due 03/15/23	100,000	99,513
7.375% due 11/15/31	150,000	177,785
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	90,000	91,791
GenOn Energy Inc
7.875% due 06/15/17	250,000	255,625
9.500% due 10/15/18	145,000	151,525
9.875% due 10/15/20	100,000	104,500
Illinois Power Generating Co 7.000% due 04/15/18	100,000	96,000
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,375
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	105,875
NGL Energy Partners LP 6.875% due 10/15/21 ~	100,000	104,500
NRG Energy Inc
6.250% due 07/15/22 ~	100,000	103,062
6.250% due 05/01/24 ~	200,000	201,500
6.625% due 03/15/23	100,000	103,750
7.625% due 01/15/18	100,000	110,250
7.875% due 05/15/21	200,000	216,000
8.250% due 09/01/20	100,000	107,625
NRG Yield Inc 5.375% due 08/15/24 ~	50,000	50,375
PPL Capital Funding Inc 6.700% due 03/30/67 §	100,000	101,358
PPL Energy Supply LLC 4.600% due 12/15/21	200,000	189,753
RJS Power Holdings LLC 5.125% due 07/15/19 ~	155,000	154,225
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	47,875
7.375% due 08/01/21	73,000	77,745

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Wind Acquisition Finance SA (Luxembourg)
4.750% due 07/15/20 ~	$95,000	$91,794
6.500% due 04/30/20 ~	200,000	209,250
7.375% due 04/23/21 ~	410,000	413,075

		6,100,021

Total Corporate Bonds & Notes (Cost $153,260,320)		154,114,451

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

Federated Prime Obligations Fund	3,578,405	3,578,405

Total Short-Term Investment (Cost $3,578,405)		3,578,405

TOTAL INVESTMENTS - 99.7% (Cost $156,838,725)		157,692,856

OTHER ASSETS & LIABILITIES, NET - 0.3%		475,300

NET ASSETS - 100.0%		$158,168,156

Notes to Schedule of Investments

(a)	An investment with a value of $39,750 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2014.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$154,114,451	$-	$154,114,451	$-
	Short-Term Investment	3,578,405	3,578,405	-	-

	Total	$157,692,856	$3,578,405	$154,114,451	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 17.6%

Aaron’s Inc	365	$8,877
Abercrombie & Fitch Co ‘A’	348	12,646
Advance Auto Parts Inc	2,492	324,708
Amazon.com Inc *	12,828	4,136,260
AMC Networks Inc ‘A’ *	2,039	119,118
Aramark	1,376	36,189
AutoNation Inc *	2,485	125,020
AutoZone Inc *	1,114	567,761
Bally Technologies Inc *	1,342	108,299
Bed Bath & Beyond Inc *	2,948	194,067
Best Buy Co Inc	2,935	98,587
Big Lots Inc	574	24,711
BorgWarner Inc	7,808	410,779
Brinker International Inc	2,220	112,754
Burger King Worldwide Inc	3,612	107,132
Cabela’s Inc *	193	11,368
Cablevision Systems Corp ‘A’	6,682	117,002
CarMax Inc *	5,188	240,983
Carter’s Inc	1,834	142,172
CBS Corp ‘B’	16,198	866,593
Charter Communications Inc ‘A’ *	2,710	410,213
Chico’s FAS Inc	2,369	34,990
Chipotle Mexican Grill Inc *	1,062	707,919
Choice Hotels International Inc	93	4,836
Cinemark Holdings Inc	3,942	134,186
Clear Channel Outdoor Holdings Inc ‘A’	648	4,368
Coach Inc	9,364	333,452
Comcast Corp ‘A’	80,931	4,352,469
CST Brands Inc	2,205	79,270
Deckers Outdoor Corp *	1,183	114,964
Dick’s Sporting Goods Inc	556	24,397
Dillard’s Inc ‘A’	596	64,952
DIRECTV *	15,972	1,381,897
Discovery Communications Inc ‘A’ *	7,839	296,314
Discovery Communications Inc ‘C’ *	7,839	292,238
DISH Network Corp ‘A’ *	5,339	344,793
Dollar General Corp *	8,056	492,302
Dollar Tree Inc *	7,063	396,022
Domino’s Pizza Inc	1,901	146,301
DR Horton Inc	1,016	20,848
Dunkin’ Brands Group Inc	3,633	162,831
Expedia Inc	3,456	302,815
Family Dollar Stores Inc	3,081	237,976
Foot Locker Inc	740	41,181
Fossil Group Inc *	1,592	149,489
GameStop Corp ‘A’	197	8,116
Gentex Corp	2,938	78,650
Genuine Parts Co	4,910	430,656
GNC Holdings Inc ‘A’	3,111	120,520
GoPro Inc ‘A’ *	454	42,540
Groupon Inc *	16,442	109,833
H&R Block Inc	9,366	290,440
Hanesbrands Inc	3,401	365,403
Harley-Davidson Inc	7,458	434,056
Harman International Industries Inc	2,326	228,041
Hasbro Inc	3,333	183,298
Hilton Worldwide Holdings Inc *	4,623	113,864
HomeAway Inc *	2,956	104,938
Hyatt Hotels Corp ‘A’ *	75	4,539
Jarden Corp *	1,350	81,149
Johnson Controls Inc	6,057	266,508
Kate Spade & Co *	4,324	113,419
Kohl’s Corp	381	23,252
L Brands Inc	2,964	198,529
Lamar Advertising Co ‘A’	2,714	133,665
Las Vegas Sands Corp	12,841	798,839

	Shares	Value
Lear Corp	2,225	$ 192,262
Leggett & Platt Inc	2,341	81,748
Lennar Corp ‘A’	360	13,979
Liberty Interactive Corp ‘A’ *	8,383	239,083
Liberty TripAdvisor Holdings Inc ‘A’ *	2,517	85,326
Liberty Ventures ‘A’ *	2,517	95,545
Lions Gate Entertainment Corp (Canada)	2,750	90,668
Live Nation Entertainment Inc *	2,534	60,867
LKQ Corp *	10,310	274,143
Lowe’s Cos Inc	34,788	1,840,981
Macy’s Inc	9,539	554,979
Marriott International Inc ‘A’	6,613	462,249
Mattel Inc	4,196	128,607
McDonald’s Corp	33,751	3,199,932
MGM Resorts International *	1,053	23,987
Michael Kors Holdings Ltd * (United Kingdom)	6,977	498,088
Morningstar Inc	673	45,697
Murphy USA Inc *	761	40,379
Netflix Inc *	2,047	923,565
Newell Rubbermaid Inc	5,605	192,868
NIKE Inc ‘B’	23,851	2,127,509
Nordstrom Inc	4,735	323,732
Norwegian Cruise Line Holdings Ltd * (Bermuda)	2,871	103,413
NVR Inc *	151	170,633
O’Reilly Automotive Inc *	3,623	544,754
Omnicom Group Inc	8,826	607,758
Panera Bread Co ‘A’ *	837	136,197
Penske Automotive Group Inc	629	25,531
PetSmart Inc	3,389	237,535
Polaris Industries Inc	2,250	337,028
PVH Corp	2,462	298,271
Ralph Lauren Corp	1,517	249,895
Regal Entertainment Group ‘A’	689	13,697
Ross Stores Inc	7,254	548,257
Sally Beauty Holdings Inc *	4,100	112,217
Scripps Networks Interactive Inc ‘A’	3,609	281,827
Sears Holdings Corp *	691	17,434
SeaWorld Entertainment Inc	2,363	45,440
Service Corp International	5,677	120,012
ServiceMaster Global Holdings Inc *	944	22,845
Signet Jewelers Ltd (NYSE) (Bermuda)	1,883	214,493
Sirius XM Holdings Inc *	94,195	328,741
Six Flags Entertainment Corp	2,491	85,665
Starbucks Corp	25,706	1,939,775
Starwood Hotels & Resorts Worldwide Inc	2,945	245,053
Starz ‘A’ *	2,805	92,789
Target Corp	2,187	137,081
Tempur Sealy International Inc *	2,077	116,665
Tesla Motors Inc *	3,246	787,739
The Gap Inc	9,037	376,753
The Goodyear Tire & Rubber Co	8,487	191,679
The Home Depot Inc	46,698	4,284,075
The Interpublic Group of Cos Inc	14,470	265,090
The Michaels Cos Inc *	605	10,575
The Priceline Group Inc *	1,761	2,040,259
The TJX Cos Inc	23,914	1,414,991
The Walt Disney Co	49,555	4,411,882
Thor Industries Inc	1,572	80,958
Tiffany & Co	3,852	370,986
Time Warner Cable Inc	9,514	1,365,164
Tractor Supply Co	4,730	290,942
TripAdvisor Inc *	3,804	347,762
Tupperware Brands Corp	1,724	119,025
Twenty-First Century Fox Inc ‘A’	47,924	1,643,314
Ulta Salon Cosmetics & Fragrance Inc *	2,197	259,620
Under Armour Inc ‘A’ *	5,908	408,243
Urban Outfitters Inc *	2,640	96,888
VF Corp	11,781	777,899

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Viacom Inc ‘B’	14,677	$ 1,129,248
Whirlpool Corp	252	36,704
Williams-Sonoma Inc	3,215	214,023
Wyndham Worldwide Corp	4,348	353,318
Wynn Resorts Ltd	2,768	517,837
Yum! Brands Inc	15,072	1,084,883
zulily Inc ‘A’ *	439	16,634

		63,851,995

Consumer Staples - 10.0%

Altria Group Inc	64,167	2,947,832
Archer-Daniels-Midland Co	2,192	112,011
Avon Products Inc	6,059	76,343
Brown-Forman Corp ‘B’	5,254	474,016
Campbell Soup Co	3,947	168,655
Church & Dwight Co Inc	4,642	325,683
Coca-Cola Enterprises Inc	8,587	380,919
Colgate-Palmolive Co	27,944	1,822,508
Constellation Brands Inc ‘A’ *	5,107	445,126
Costco Wholesale Corp	14,149	1,773,153
Coty Inc ‘A’	1,951	32,289
CVS Health Corp	5,670	451,275
Dr Pepper Snapple Group Inc	6,707	431,327
Flowers Foods Inc	5,873	107,828
General Mills Inc	20,984	1,058,643
Herbalife Ltd (Cayman)	2,779	121,581
Hormel Foods Corp	4,570	234,852
Ingredion Inc	371	28,118
Kellogg Co	7,999	492,738
Keurig Green Mountain Inc	4,830	628,528
Kimberly-Clark Corp	10,666	1,147,342
Kraft Foods Group Inc	20,328	1,146,499
Lorillard Inc	12,380	741,686
McCormick & Co Inc	4,457	298,173
Mead Johnson Nutrition Co	6,902	664,110
Monster Beverage Corp *	4,890	448,266
Nu Skin Enterprises Inc ‘A’	2,015	90,735
PepsiCo Inc	51,767	4,818,990
Philip Morris International Inc	31,527	2,629,352
Pilgrim’s Pride Corp *	276	8,435
Reynolds American Inc	7,960	469,640
Rite Aid Corp *	22,296	107,913
Spectrum Brands Holdings Inc	730	66,087
Sprouts Farmers Market Inc *	3,340	97,094
Sysco Corp	7,487	284,132
The Clorox Co	3,641	349,682
The Coca-Cola Co	135,577	5,783,715
The Estee Lauder Cos Inc ‘A’	7,832	585,207
The Hain Celestial Group Inc *	1,568	160,485
The Hershey Co	5,106	487,266
The Kroger Co	17,401	904,852
The Procter & Gamble Co	5,268	441,142
The WhiteWave Foods Co *	5,940	215,800
Tyson Foods Inc ‘A’	543	21,378
Wal-Mart Stores Inc	5,550	424,409
Walgreen Co	24,506	1,452,471
Whole Foods Market Inc	5,462	208,157

		36,166,443

Energy - 5.4%

Anadarko Petroleum Corp	1,260	127,814
Antero Resources Corp *	1,812	99,461
Athlon Energy Inc *	1,751	101,961
Atwood Oceanics Inc *	465	20,316
Baker Hughes Inc	1,237	80,479
Cabot Oil & Gas Corp	14,251	465,865
Cameron International Corp *	4,456	295,789
Cheniere Energy Inc *	8,124	650,164
Chesapeake Energy Corp	4,140	95,179
Cimarex Energy Co	365	46,183

	Shares	Value
Cobalt International Energy Inc *	10,892	$ 148,131
Concho Resources Inc *	3,849	482,626
Continental Resources Inc *	2,938	195,318
CVR Energy Inc	214	9,572
Dresser-Rand Group Inc *	2,613	214,945
Dril-Quip Inc *	1,395	124,713
EOG Resources Inc	18,661	1,847,812
EQT Corp	4,695	429,780
FMC Technologies Inc *	8,032	436,218
Frank’s International NV (Netherlands)	146	2,730
Gulfport Energy Corp *	2,361	126,077
Halliburton Co	28,838	1,860,339
Helmerich & Payne Inc	2,234	218,642
HollyFrontier Corp	1,249	54,556
Kinder Morgan Inc	6,193	237,440
Kosmos Energy Ltd * (Bermuda)	3,717	37,021
Laredo Petroleum Inc *	2,358	52,843
Marathon Petroleum Corp	6,397	541,634
Memorial Resource Development Corp *	934	25,321
Nabors Industries Ltd (Bermuda)	978	22,259
National Oilwell Varco Inc	1,246	94,821
Noble Energy Inc	8,784	600,474
Oasis Petroleum Inc *	3,457	144,537
Oceaneering International Inc	3,689	240,412
ONEOK Inc	3,763	246,665
Patterson-UTI Energy Inc	2,524	82,106
PBF Energy Inc ‘A’	720	17,280
Phillips 66	7,923	644,219
Pioneer Natural Resources Co	4,885	962,198
QEP Resources Inc	760	23,393
Range Resources Corp	5,597	379,533
RPC Inc	2,134	46,863
Schlumberger Ltd (Netherlands)	44,408	4,515,850
Seadrill Ltd (NYSE) (Bermuda)	3,584	95,908
Seventy Seven Energy Inc *	287	6,813
SM Energy Co	2,291	178,698
Southwestern Energy Co *	12,058	421,427
Superior Energy Services Inc	353	11,603
Targa Resources Corp	1,289	175,523
Teekay Corp	728	48,310
Tesoro Corp	1,900	115,862
The Williams Cos Inc	25,508	1,411,868
Ultra Petroleum Corp * (Canada)	1,602	37,263
Unit Corp *	105	6,158
Valero Energy Corp	4,356	201,552
Whiting Petroleum Corp *	430	33,347
World Fuel Services Corp	528	21,078

		19,814,949

Financials - 5.0%

Affiliated Managers Group Inc *	1,888	378,280
Ally Financial Inc *	8,266	191,275
American Express Co	30,975	2,711,552
American Financial Group Inc	397	22,982
American Tower Corp REIT	13,514	1,265,316
Ameriprise Financial Inc	2,270	280,073
Aon PLC (United Kingdom)	7,781	682,160
Apartment Investment & Management Co ‘A’ REIT	2,826	89,923
Arthur J Gallagher & Co	5,071	230,021
Artisan Partners Asset Management Inc ‘A’	949	49,395
BlackRock Inc	1,621	532,207
Boston Properties Inc REIT	628	72,697
Brown & Brown Inc	232	7,459
CBOE Holdings Inc	2,938	157,256
CBRE Group Inc ‘A’ *	9,569	284,582
CBS Outdoor Americas Inc REIT	1,156	34,611
Columbia Property Trust Inc REIT	622	14,847
Crown Castle International Corp REIT	11,399	917,961
Eaton Vance Corp	4,111	155,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Equity Lifestyle Properties Inc REIT	2,062	$ 87,346
Erie Indemnity Co ‘A’	836	63,377
Extra Space Storage Inc REIT	3,961	204,269
Federal Realty Investment Trust REIT	1,526	180,770
Federated Investors Inc ‘B’	2,361	69,319
Franklin Resources Inc	11,070	604,533
Gaming & Leisure Properties Inc REIT	467	14,430
Health Care REIT Inc	5,571	347,463
Healthcare Trust of America Inc ‘A’ REIT	944	10,950
Intercontinental Exchange Inc	1,668	325,343
Invesco Ltd (Bermuda)	2,263	89,343
Iron Mountain Inc REIT	5,217	170,335
Jones Lang LaSalle Inc	411	51,926
Lazard Ltd ‘A’ (Bermuda)	4,220	213,954
Legg Mason Inc	1,396	71,419
Leucadia National Corp	2,090	49,826
LPL Financial Holdings Inc	2,987	137,551
Marsh & McLennan Cos Inc	12,650	662,101
McGraw Hill Financial Inc	9,295	784,963
Moody’s Corp	6,457	610,187
MSCI Inc *	1,767	83,084
Nationstar Mortgage Holdings Inc *	645	22,085
NorthStar Asset Management Group Inc *	1,306	24,057
NorthStar Realty Finance Corp REIT	1,306	23,077
Ocwen Financial Corp *	3,636	95,190
Omega Healthcare Investors Inc REIT	1,429	48,858
Plum Creek Timber Co Inc REIT	2,917	113,792
Public Storage REIT	4,527	750,758
Rayonier Inc REIT	501	15,601
Realogy Holdings Corp *	2,163	80,464
Reinsurance Group of America Inc	663	53,126
Santander Consumer USA Holdings Inc	197	3,509
SEI Investments Co	4,252	153,752
Signature Bank *	1,593	178,512
Simon Property Group Inc REIT	7,914	1,301,220
SLM Corp	5,006	42,851
SVB Financial Group *	146	16,365
Synchrony Financial *	3,170	77,824
T Rowe Price Group Inc	8,972	703,405
Tanger Factory Outlet Centers Inc REIT	1,950	63,804
Taubman Centers Inc REIT	2,018	147,314
TD Ameritrade Holding Corp	8,034	268,095
The Charles Schwab Corp	6,337	186,244
The Howard Hughes Corp *	645	96,750
Ventas Inc REIT	4,376	271,093
Vornado Realty Trust REIT	1,441	144,042
Waddell & Reed Financial Inc ‘A’	2,912	150,521
Weyerhaeuser Co REIT	2,044	65,122

		18,007,625

Health Care - 13.1%

AbbVie Inc ‡	54,295	3,136,079
Actavis PLC * (Ireland)	8,671	2,092,139
Aetna Inc	3,638	294,678
Agilent Technologies Inc	1,641	93,504
Alexion Pharmaceuticals Inc *	6,754	1,119,948
Align Technology Inc *	2,789	144,136
Alkermes PLC * (Ireland)	4,226	181,169
Allergan Inc	10,161	1,810,589
Allscripts Healthcare Solutions Inc *	2,225	29,848
Alnylam Pharmaceuticals Inc *	1,925	150,343
AmerisourceBergen Corp	7,713	596,215
Amgen Inc	24,505	3,441,972
athenahealth Inc *	1,293	170,275
Baxter International Inc	18,528	1,329,755
Becton Dickinson & Co	6,598	750,918
Biogen Idec Inc *	8,099	2,679,230
BioMarin Pharmaceutical Inc *	4,984	359,645
Boston Scientific Corp *	4,339	51,244
Bristol-Myers Squibb Co	20,202	1,033,938

	Shares	Value
Brookdale Senior Living Inc *	5,501	$ 177,242
Bruker Corp *	3,765	69,709
Cardinal Health Inc	944	70,724
Catamaran Corp (NASDAQ) * (Canada)	7,065	297,790
Celgene Corp *	27,346	2,591,854
Centene Corp *	1,971	163,021
Cerner Corp *	10,175	606,125
Charles River Laboratories International Inc *	795	47,493
Cigna Corp	719	65,206
Covance Inc *	1,775	139,693
CR Bard Inc	2,604	371,617
Cubist Pharmaceuticals Inc *	2,439	161,803
DaVita HealthCare Partners Inc *	2,107	154,106
DENTSPLY International Inc	1,509	68,810
Edwards Lifesciences Corp *	3,603	368,046
Endo International PLC * (Ireland)	5,201	355,436
Envision Healthcare Holdings Inc *	2,773	96,168
Express Scripts Holding Co *	22,876	1,615,732
Gilead Sciences Inc *	52,437	5,581,919
HCA Holdings Inc *	1,060	74,751
Henry Schein Inc *	2,916	339,627
Hill-Rom Holdings Inc	126	5,220
Hologic Inc *	2,696	65,594
IDEXX Laboratories Inc *	1,753	206,556
Illumina Inc *	4,759	780,095
IMS Health Holdings Inc *	2,559	67,020
Incyte Corp *	4,940	242,307
Intercept Pharmaceuticals Inc *	426	100,830
Intuitive Surgical Inc *	1,137	525,089
Jazz Pharmaceuticals PLC * (Ireland)	2,029	325,776
Johnson & Johnson	15,167	1,616,651
Laboratory Corp of America Holdings *	1,147	116,707
Mallinckrodt PLC * (Ireland)	2,797	252,150
McKesson Corp	7,874	1,532,832
Medivation Inc *	2,614	258,446
MEDNAX Inc *	2,243	122,961
Merck & Co Inc	13,971	828,201
Mettler-Toledo International Inc *	998	255,618
Mylan Inc *	12,763	580,589
Myriad Genetics Inc *	2,243	86,513
Patterson Cos Inc	254	10,523
PerkinElmer Inc	711	31,000
Perrigo Co PLC (Ireland)	1,033	155,146
Pharmacyclics Inc *	2,079	244,137
Premier Inc ‘A’ *	1,076	35,357
Quintiles Transnational Holdings Inc *	921	51,373
Regeneron Pharmaceuticals Inc *	2,693	970,880
ResMed Inc	4,793	236,151
Salix Pharmaceuticals Ltd *	2,166	338,416
Seattle Genetics Inc *	3,455	128,457
Sirona Dental Systems Inc *	1,214	93,090
St Jude Medical Inc	6,251	375,873
Stryker Corp	6,842	552,492
Techne Corp	619	57,907
Tenet Healthcare Corp *	3,336	198,125
The Cooper Cos Inc	1,211	188,613
Thermo Fisher Scientific Inc	5,490	668,133
United Therapeutics Corp *	1,639	210,857
Universal Health Services Inc ‘B’	671	70,120
Varian Medical Systems Inc *	3,551	284,506
Veeva Systems Inc ‘A’ *	1,257	35,410
Vertex Pharmaceuticals Inc *	8,066	905,892
Waters Corp *	2,896	287,052
Zimmer Holdings Inc	439	44,141
Zoetis Inc	17,110	632,215

		47,657,518

Industrials - 11.4%

3M Co	22,341	3,165,273
Acuity Brands Inc	1,476	173,740
Air Lease Corp	216	7,020

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Alaska Air Group Inc	4,291	$ 186,830
Allegion PLC (Ireland)	3,298	157,117
Allison Transmission Holdings Inc	4,613	131,424
AMERCO	140	36,665
American Airlines Group Inc	24,593	872,560
AMETEK Inc	8,378	420,659
AO Smith Corp	1,154	54,561
Armstrong World Industries Inc *	1,547	86,632
Avis Budget Group Inc *	3,600	197,604
B/E Aerospace Inc *	3,595	301,764
Caterpillar Inc	4,519	447,517
CH Robinson Worldwide Inc	5,069	336,176
Chicago Bridge & Iron Co NV (Netherlands)	3,366	194,723
Cintas Corp	2,749	194,052
Clean Harbors Inc *	1,529	82,444
Colfax Corp *	3,257	185,551
Copa Holdings SA ‘A’ (Panama)	895	96,025
Copart Inc *	3,844	120,375
Covanta Holding Corp	1,463	31,045
Crane Co	620	39,190
Cummins Inc	6,279	828,702
Danaher Corp	4,876	370,478
Deere & Co	2,734	224,161
Delta Air Lines Inc	1,517	54,840
Donaldson Co Inc	4,460	181,210
Dover Corp	4,196	337,065
Emerson Electric Co	17,900	1,120,182
Equifax Inc	2,230	166,670
Expeditors International of Washington Inc	6,742	273,590
Fastenal Co	10,135	455,061
FedEx Corp	4,339	700,531
Flowserve Corp	4,690	330,739
Fluor Corp	3,321	221,810
Fortune Brands Home & Security Inc	2,372	97,513
Foster Wheeler AG (Switzerland)	3,407	107,729
Genesee & Wyoming Inc ‘A’ *	821	78,249
Graco Inc	2,071	151,142
HD Supply Holdings Inc *	3,626	98,845
Hertz Global Holdings Inc *	15,289	388,188
Hexcel Corp *	3,341	132,638
Honeywell International Inc	26,741	2,490,122
Hubbell Inc ‘B’	334	40,257
Huntington Ingalls Industries Inc	1,418	147,770
IDEX Corp	2,542	183,964
IHS Inc ‘A’ *	2,324	290,942
Illinois Tool Works Inc	11,663	984,590
Ingersoll-Rand PLC (Ireland)	798	44,975
ITT Corp	686	30,829
JB Hunt Transport Services Inc	3,143	232,739
Kansas City Southern	2,909	352,571
KAR Auction Services Inc	1,936	55,428
Kirby Corp *	1,946	229,336
Landstar System Inc	1,536	110,884
Lennox International Inc	1,679	129,065
Lincoln Electric Holdings Inc	942	65,125
Lockheed Martin Corp	9,253	1,691,263
Masco Corp	12,178	291,298
MRC Global Inc *	1,616	37,685
MSC Industrial Direct Co Inc ‘A’	1,620	138,445
Navistar International Corp *	292	9,610
Nielsen NV (Netherlands)	7,190	318,733
Nordson Corp	2,198	167,202
Norfolk Southern Corp	2,242	250,207
NOW Inc *	302	9,184
Old Dominion Freight Line Inc *	2,149	151,805
PACCAR Inc	11,095	631,028
Pall Corp	3,749	313,791
Parker-Hannifin Corp	2,711	309,461
Pentair PLC (Ireland)	444	29,078
Pitney Bowes Inc	3,165	79,093

	Shares	Value
Precision Castparts Corp	4,943	$ 1,170,898
Quanta Services Inc *	1,774	64,378
Robert Half International Inc	4,696	230,104
Rockwell Automation Inc	4,728	519,513
Rockwell Collins Inc	4,082	320,437
Rollins Inc	2,178	63,772
Roper Industries Inc	1,544	225,872
RR Donnelley & Sons Co	657	10,814
Snap-on Inc	271	32,813
SolarCity Corp *	1,452	86,539
Southwest Airlines Co	21,027	710,082
Spirit Aerosystems Holdings Inc ‘A’ *	3,833	145,884
Spirit Airlines Inc *	2,485	171,813
Stanley Black & Decker Inc	603	53,540
Stericycle Inc *	2,893	337,208
The Boeing Co	24,900	3,171,762
The Dun & Bradstreet Corp	457	53,684
The Manitowoc Co Inc	4,618	108,292
The Middleby Corp *	1,957	172,470
The Timken Co	176	7,461
The Toro Co	1,927	114,136
TransDigm Group Inc	1,808	333,269
Trinity Industries Inc	4,054	189,403
Triumph Group Inc	407	26,475
Tyco International Ltd (Switzerland)	14,051	626,253
Union Pacific Corp	30,930	3,353,431
United Continental Holdings Inc *	12,755	596,806
United Parcel Service Inc ‘B’	24,170	2,375,669
United Rentals Inc *	3,322	369,074
United Technologies Corp	3,507	370,339
USG Corp *	3,183	87,501
Valmont Industries Inc	58	7,826
Verisk Analytics Inc ‘A’ *	5,683	346,038
Veritiv Corp *	42	2,102
WABCO Holdings Inc *	1,936	176,079
Wabtec Corp	3,294	266,946
Waste Connections Inc	2,571	124,745
Waste Management Inc	1,639	77,902
WW Grainger Inc	1,991	501,035
Xylem Inc	4,552	161,550

		41,418,685

Information Technology - 27.4%

3D Systems Corp *	3,755	174,119
Accenture PLC ‘A’ (Ireland)	21,600	1,756,512
Activision Blizzard Inc	11,168	232,183
Adobe Systems Inc * ‡	16,996	1,175,953
Advanced Micro Devices Inc *	21,109	71,982
Akamai Technologies Inc *	6,079	363,524
Alliance Data Systems Corp *	1,851	459,548
Altera Corp	4,003	143,227
Amphenol Corp ‘A’	5,366	535,849
Analog Devices Inc	4,893	242,155
ANSYS Inc *	737	55,769
Apple Inc	205,885	20,742,914
Applied Materials Inc	27,772	600,153
Arista Networks Inc *	157	13,868
ARRIS Group Inc *	4,298	121,870
Atmel Corp *	14,384	116,223
Autodesk Inc *	6,130	337,763
Automatic Data Processing Inc	16,463	1,367,746
Avago Technologies Ltd (Singapore)	8,532	742,284
Avnet Inc	980	40,670
Booz Allen Hamilton Holding Corp	2,401	56,183
Broadridge Financial Solutions Inc	4,122	171,599
Cadence Design Systems Inc *	9,891	170,224
CDW Corp	2,969	92,187
Citrix Systems Inc *	5,065	361,337
Cognizant Technology Solutions Corp ‘A’ *	20,778	930,231
CommScope Holding Co Inc *	2,149	51,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Computer Sciences Corp	293	$ 17,917
Concur Technologies Inc *	1,629	206,590
Corning Inc	10,370	200,556
CoStar Group Inc *	1,104	171,716
Cree Inc *	2,284	93,530
Diebold Inc	2,208	77,987
DST Systems Inc	841	70,577
eBay Inc *	43,275	2,450,663
EchoStar Corp ‘A’ *	350	17,066
Electronic Arts Inc *	8,229	293,035
EMC Corp	6,924	202,596
Equinix Inc *	1,715	364,403
F5 Networks Inc *	2,586	307,062
Facebook Inc ‘A’ *	67,421	5,328,956
FactSet Research Systems Inc	1,446	175,732
Fidelity National Information Services Inc	1,223	68,855
FireEye Inc *	2,384	72,855
Fiserv Inc *	8,511	550,108
FleetCor Technologies Inc *	2,832	402,484
FLIR Systems Inc	3,388	106,180
Fortinet Inc *	4,683	118,316
Freescale Semiconductor Ltd * (Bermuda)	3,323	64,898
Gartner Inc *	3,082	226,435
Genpact Ltd * (Bermuda)	585	9,547
Global Payments Inc	2,453	171,416
Google Inc ‘A’ *	9,584	5,639,321
Google Inc ‘C’ *	9,698	5,599,237
Harris Corp	755	50,132
IAC/InterActiveCorp	1,051	69,261
Informatica Corp *	3,377	115,628
Intel Corp	14,450	503,149
International Business Machines Corp	32,300	6,131,509
Intuit Inc	9,694	849,679
IPG Photonics Corp *	1,137	78,203
Jack Henry & Associates Inc	2,889	160,802
Juniper Networks Inc	3,514	77,835
KLA-Tencor Corp	5,165	406,899
Lam Research Corp	1,474	110,108
Linear Technology Corp	8,079	358,627
LinkedIn Corp ‘A’ *	3,562	740,148
MasterCard Inc ‘A’	34,328	2,537,526
Maxim Integrated Products Inc	8,865	268,078
Microchip Technology Inc	6,841	323,100
Micron Technology Inc *	32,055	1,098,204
Microsoft Corp	182,490	8,460,236
Motorola Solutions Inc	1,726	109,221
National Instruments Corp	3,398	105,100
NCR Corp *	536	17,908
NetApp Inc	4,086	175,535
NetSuite Inc *	1,419	127,057
NVIDIA Corp	3,148	58,081
ON Semiconductor Corp *	7,740	69,196
Oracle Corp	112,152	4,293,179
Palo Alto Networks Inc *	1,775	174,128
Pandora Media Inc *	7,018	169,555
Paychex Inc	9,905	437,801
PTC Inc *	4,053	149,556
QUALCOMM Inc	57,634	4,309,294
Rackspace Hosting Inc *	4,008	130,460
Red Hat Inc *	6,467	363,122
Riverbed Technology Inc *	5,487	101,756
Sabre Corp	1,502	26,908
salesforce.com Inc *	20,967	1,206,232
SanDisk Corp	3,670	359,476
ServiceNow Inc *	4,920	289,198
Skyworks Solutions Inc	6,475	375,874
SolarWinds Inc *	2,245	94,402
Solera Holdings Inc	2,351	132,502
Splunk Inc *	4,039	223,599
Stratasys Ltd * (Israel)	959	115,828

	Shares	Value
SunEdison Inc *	2,939	$ 55,488
SunPower Corp *	137	4,642
Tableau Software Inc ‘A’ *	1,302	94,590
Teradata Corp *	4,251	178,202
Teradyne Inc	709	13,748
Texas Instruments Inc	36,856	1,757,663
The Western Union Co	18,407	295,248
TIBCO Software Inc *	5,561	131,406
Total System Services Inc	4,428	137,091
Trimble Navigation Ltd *	8,910	271,755
Twitter Inc *	16,362	843,952
Vantiv Inc ‘A’ *	4,256	131,510
VeriFone Systems Inc *	3,809	130,953
VeriSign Inc *	4,117	226,929
Visa Inc ‘A’	17,122	3,653,321
VMware Inc ‘A’ *	2,993	280,863
Workday Inc ‘A’ *	3,199	263,917
Xilinx Inc	9,163	388,053
Yelp Inc *	1,737	118,550
Zebra Technologies Corp ‘A’ *	1,725	122,423
Zillow Inc ‘A’ *	1,062	123,181

		99,313,071

Materials - 4.1%

Airgas Inc	2,538	280,830
Albemarle Corp	1,110	65,379
AptarGroup Inc	494	29,986
Avery Dennison Corp	1,149	51,303
Ball Corp	4,762	301,292
Cabot Corp	139	7,057
Carpenter Technology Corp	107	4,831
Celanese Corp ‘A’	446	26,100
Compass Minerals International Inc	1,148	96,753
Crown Holdings Inc *	4,734	210,758
Cytec Industries Inc	286	13,525
Eagle Materials Inc	1,710	174,129
Eastman Chemical Co	4,669	377,675
Ecolab Inc	9,103	1,045,297
EI du Pont de Nemours & Co	29,602	2,124,240
FMC Corp	4,548	260,100
Huntsman Corp	4,837	125,714
International Flavors & Fragrances Inc	2,777	266,259
International Paper Co	2,295	109,563
LyondellBasell Industries NV ‘A’ (Netherlands)	15,056	1,635,985
Martin Marietta Materials Inc	2,110	272,063
Monsanto Co	17,899	2,013,816
NewMarket Corp	309	117,735
Owens-Illinois Inc *	3,390	88,309
Packaging Corp of America	3,358	214,308
Platform Specialty Products Corp *	2,908	72,758
PPG Industries Inc	4,721	928,810
Praxair Inc	10,003	1,290,387
Rayonier Advanced Materials Inc	167	5,496
Rockwood Holdings Inc	154	11,773
RPM International Inc	4,220	193,192
Sealed Air Corp	7,375	257,240
Sigma-Aldrich Corp	1,867	253,931
Silgan Holdings Inc	1,500	70,500
Southern Copper Corp	4,982	147,716
Tahoe Resources Inc (NYSE) * (Canada)	455	9,237
The Dow Chemical Co	6,580	345,055
The Scotts Miracle-Gro Co ‘A’	1,531	84,205
The Sherwin-Williams Co	2,940	643,831
The Valspar Corp	2,890	228,281
TimkenSteel Corp	88	4,091
Westlake Chemical Corp	1,198	103,735
WR Grace & Co *	2,247	204,342

		14,767,587

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Telecommunication Services - 2.3%

CenturyLink Inc	1,211	$ 49,518
Level 3 Communications Inc *	5,759	263,359
SBA Communications Corp ‘A’ *	4,399	487,849
tw telecom Inc *	4,712	196,066
Verizon Communications Inc	141,402	7,068,686
Windstream Holdings Inc	19,269	207,720

		8,273,198

Utilities - 0.1%

Calpine Corp *	2,088	45,310
Dominion Resources Inc	1,213	83,806
ITC Holdings Corp	5,083	181,107

		310,223

Total Common Stocks (Cost $263,533,811)		349,581,294

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth	2,389	218,904

Total Exchange-Traded Fund (Cost $160,689)		218,904

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $12,673,138; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $12,929,738)	$12,673,138	$ 12,673,138

Total Short-Term Investment (Cost $12,673,138)		12,673,138

TOTAL INVESTMENTS - 100.0% (Cost $276,367,638)		362,473,336

OTHER ASSETS & LIABILITIES, NET - 0.0%		34,339

NET ASSETS - 100.0%		$362,507,675

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2014, investments with total aggregate value of $1,651,840 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
NASDAQ 100 E-Mini (12/14)	42	($10,614)
S&P 500 E-Mini (12/14)	94	(77,151)

Total Futures Contracts		($87,765)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$349,581,294	$349,581,294	$-	$-
	Exchange-Traded Fund	218,904	218,904	-	-
	Short-Term Investment	12,673,138	-	12,673,138	-

	Total Assets	362,473,336	349,800,198	12,673,138	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(87,765)	(87,765)	-	-

	Total Liabilities	(87,765)	(87,765)	-	-

	Total	$362,385,571	$349,712,433	$12,673,138	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 6.0%

Aaron’s Inc	2,283	$55,523
Abercrombie & Fitch Co ‘A’	2,683	97,500
Apollo Education Group Inc *	4,175	105,001
Aramark	123	3,235
Ascena Retail Group Inc *	5,606	74,560
Bed Bath & Beyond Inc *	5,062	333,231
Best Buy Co Inc	8,659	290,856
Big Lots Inc	1,762	75,854
Cabela’s Inc *	1,904	112,146
CarMax Inc *	2,951	137,074
Carnival Corp (Panama)	18,264	733,665
CBS Corp ‘B’	2,104	112,564
Chico’s FAS Inc	3,704	54,708
Choice Hotels International Inc	1,399	72,748
Clear Channel Outdoor Holdings Inc ‘A’	919	6,194
Comcast Corp ‘A’	9,466	509,081
CST Brands Inc	497	17,867
Darden Restaurants Inc	5,690	292,807
DeVry Education Group Inc	2,735	117,085
Dick’s Sporting Goods Inc	3,437	150,816
Dillard’s Inc ‘A’	357	38,906
DISH Network Corp ‘A’ *	2,451	158,286
Dollar General Corp *	3,187	194,758
DR Horton Inc	12,582	258,183
DreamWorks Animation SKG Inc ‘A’ *	3,225	87,946
DSW Inc ‘A’	3,236	97,436
Family Dollar Stores Inc	242	18,692
Foot Locker Inc	5,362	298,395
Ford Motor Co	166,883	2,468,200
GameStop Corp ‘A’	4,674	192,569
Gannett Co Inc	9,753	289,372
Garmin Ltd (Switzerland)	5,331	277,159
General Motors Co	68,918	2,201,241
Gentex Corp	2,586	69,227
Genuine Parts Co	432	37,891
GoPro Inc ‘A’ *	308	28,860
Graham Holdings Co ‘B’	183	128,025
Hasbro Inc	790	43,446
HomeAway Inc *	283	10,046
Hyatt Hotels Corp ‘A’ *	1,688	102,158
International Game Technology	10,629	179,311
Jarden Corp *	3,852	231,544
JC Penney Co Inc *	13,097	131,494
John Wiley & Sons Inc ‘A’	1,900	106,609
Johnson Controls Inc	20,924	920,656
Kohl’s Corp	8,473	517,107
L Brands Inc	6,720	450,106
Lear Corp	698	60,314
Leggett & Platt Inc	3,022	105,528
Lennar Corp ‘A’	7,185	278,994
Liberty Interactive Corp ‘A’ *	10,554	301,000
Liberty Media Corp ‘A’ *	4,083	192,636
Liberty Media Corp ‘C’ *	8,160	383,438
Live Nation Entertainment Inc *	3,067	73,669
Macy’s Inc	3,549	206,481
Marriott International Inc ‘A’	1,203	84,090
Mattel Inc	9,308	285,290
MGM Resorts International *	14,673	334,251
Mohawk Industries Inc *	2,640	355,925
Murphy USA Inc *	1,080	57,305
Newell Rubbermaid Inc	4,847	166,785
News Corp ‘A’ *	21,386	349,661
Norwegian Cruise Line Holdings Ltd * (Bermuda)	263	9,473
Penske Automotive Group Inc	1,024	41,564
PulteGroup Inc	16,284	287,575

	Shares	Value
PVH Corp	441	$53,427
Ralph Lauren Corp	631	103,945
Regal Entertainment Group ‘A’	2,663	52,940
Royal Caribbean Cruises Ltd (Liberia)	7,140	480,451
Sally Beauty Holdings Inc *	1,811	49,567
Sears Holdings Corp *	286	7,216
Service Corp International	2,049	43,316
ServiceMaster Global Holdings Inc *	585	14,157
Signet Jewelers Ltd (NYSE) (Bermuda)	1,086	123,706
Staples Inc	27,809	336,489
Starwood Hotels & Resorts Worldwide Inc	4,549	378,522
Starz ‘A’ *	521	17,235
Target Corp	24,484	1,534,657
Taylor Morrison Home Corp ‘A’ *	1,370	22,221
The Madison Square Garden Co ‘A’ *	2,658	175,747
The Michaels Cos Inc *	432	7,551
The Walt Disney Co	12,058	1,073,524
The Wendy’s Co	11,847	97,856
Thomson Reuters Corp (NYSE) (Canada)	15,276	556,199
Time Warner Inc	37,906	2,850,910
Toll Brothers Inc *	7,643	238,156
TRW Automotive Holdings Corp *	4,762	482,152
Twenty-First Century Fox Inc ‘A’	21,528	738,195
Urban Outfitters Inc *	1,285	47,159
Visteon Corp *	1,980	192,555
Whirlpool Corp	3,035	442,048

		26,584,018

Consumer Staples - 6.8%

Altria Group Inc	4,615	212,013
Archer-Daniels-Midland Co	25,371	1,296,458
Avon Products Inc	11,070	139,482
Bunge Ltd (Bermuda)	6,329	533,092
Campbell Soup Co	2,507	107,124
Colgate-Palmolive Co	4,173	272,163
ConAgra Foods Inc	18,105	598,189
Constellation Brands Inc ‘A’ *	474	41,314
Costco Wholesale Corp	1,098	137,601
Coty Inc ‘A’	691	11,436
CVS Health Corp	43,110	3,431,125
Energizer Holdings Inc	2,652	326,753
Ingredion Inc	2,725	206,528
Kellogg Co	975	60,060
Kimberly-Clark Corp	2,771	298,076
Molson Coors Brewing Co ‘B’	5,844	435,027
Mondelez International Inc ‘A’	72,688	2,490,654
Philip Morris International Inc	27,916	2,328,194
Pilgrim’s Pride Corp *	2,369	72,397
Pinnacle Foods Inc	2,347	76,630
Reynolds American Inc	3,255	192,045
Rite Aid Corp *	13,915	67,349
Safeway Inc	9,903	339,673
Sysco Corp	15,706	596,043
The Clorox Co	948	91,046
The Hain Celestial Group Inc *	188	19,242
The JM Smucker Co	4,458	441,297
The Procter & Gamble Co	109,648	9,181,923
Tyson Foods Inc ‘A’	11,678	459,763
Wal-Mart Stores Inc	61,480	4,701,376
Walgreen Co	10,174	603,013
Whole Foods Market Inc	8,931	340,360

		30,107,446

Energy - 12.4%

Anadarko Petroleum Corp	20,120	2,040,973
Apache Corp	16,576	1,555,989
Atwood Oceanics Inc *	2,166	94,633
Baker Hughes Inc	17,182	1,117,861
Cameron International Corp *	3,171	210,491
Chesapeake Energy Corp	17,436	400,854

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Chevron Corp	81,801	$9,760,495
Cimarex Energy Co	3,289	416,157
Cobalt International Energy Inc *	1,407	19,135
ConocoPhillips	52,757	4,036,966
CONSOL Energy Inc	9,886	374,284
CVR Energy Inc	405	18,116
Denbury Resources Inc	15,127	227,359
Devon Energy Corp	17,531	1,195,264
Diamond Offshore Drilling Inc	2,885	98,869
Energen Corp	3,131	226,183
EP Energy Corp ‘A’ *	1,389	24,280
EQT Corp	616	56,389
Exxon Mobil Corp	184,528	17,354,858
Frank’s International NV (Netherlands)	1,258	23,525
Golar LNG Ltd (NOTC) (Bermuda)	2,184	145,018
Gulfport Energy Corp *	706	37,700
Helmerich & Payne Inc	1,344	131,537
Hess Corp	11,943	1,126,464
HollyFrontier Corp	6,980	304,886
Kinder Morgan Inc	20,442	783,746
Laredo Petroleum Inc *	376	8,426
Marathon Oil Corp	29,057	1,092,253
Marathon Petroleum Corp	2,758	233,520
Memorial Resource Development Corp *	985	26,703
Murphy Oil Corp	7,715	439,061
Nabors Industries Ltd (Bermuda)	11,526	262,332
National Oilwell Varco Inc	16,872	1,283,959
Newfield Exploration Co *	5,864	217,378
Noble Energy Inc	4,452	304,339
Occidental Petroleum Corp	33,760	3,246,024
Oil States International Inc *	2,021	125,100
ONEOK Inc	4,202	275,441
Patterson-UTI Energy Inc	3,044	99,021
PBF Energy Inc ‘A’	2,046	49,104
Peabody Energy Corp	11,675	144,536
Phillips 66	14,348	1,166,636
QEP Resources Inc	6,762	208,134
Rowan Cos PLC ‘A’ (United Kingdom)	5,353	135,484
SandRidge Energy Inc *	21,293	91,347
Seadrill Ltd (NYSE) (Bermuda)	10,676	285,690
Seventy Seven Energy Inc *	1,269	30,126
Spectra Energy Corp	28,825	1,131,669
Superior Energy Services Inc	6,279	206,391
Teekay Corp	1,062	70,474
Tesoro Corp	3,172	193,429
Tidewater Inc	2,142	83,602
Ultra Petroleum Corp * (Canada)	4,623	107,531
Unit Corp *	1,998	117,183
Valero Energy Corp	17,454	807,597
Whiting Petroleum Corp *	4,588	355,799
World Fuel Services Corp	2,415	96,407
WPX Energy Inc *	8,697	209,250

		54,885,978

Financials - 28.1%

ACE Ltd (Switzerland)	14,513	1,521,978
Aflac Inc	19,519	1,136,982
Alexandria Real Estate Equities Inc REIT	3,082	227,298
Alleghany Corp *	708	296,050
Allied World Assurance Co Holdings AG (Switzerland)	4,242	156,275
Ally Financial Inc *	1,201	27,791
American Campus Communities Inc REIT	4,515	164,572
American Capital Agency Corp REIT	15,170	322,362
American Financial Group Inc	2,605	150,803
American Homes 4 Rent ‘A’ REIT	6,439	108,755
American International Group Inc	62,166	3,358,207
American National Insurance Co	317	35,631
American Realty Capital Properties Inc REIT	39,036	470,774

	Shares	Value
Ameriprise Financial Inc	5,305	$654,531
Annaly Capital Management Inc REIT	40,736	435,060
Aon PLC (United Kingdom)	2,961	259,591
Apartment Investment & Management Co ‘A’ REIT	2,732	86,932
Arch Capital Group Ltd * (Bermuda)	5,767	315,570
Arthur J Gallagher & Co	386	17,509
Aspen Insurance Holdings Ltd (Bermuda)	2,818	120,526
Associated Banc-Corp	6,866	119,606
Assurant Inc	3,082	198,173
Assured Guaranty Ltd (Bermuda)	7,344	162,743
AvalonBay Communities Inc REIT	5,571	785,344
Axis Capital Holdings Ltd (Bermuda)	4,636	219,422
Bank of America Corp	451,865	7,704,298
Bank of Hawaii Corp	1,914	108,734
BankUnited Inc	4,376	133,424
BB&T Corp	30,880	1,149,045
Berkshire Hathaway Inc ‘B’ *	78,645	10,864,020
BioMed Realty Trust Inc REIT	8,284	167,337
BlackRock Inc	3,217	1,056,205
BOK Financial Corp	1,173	77,981
Boston Properties Inc REIT	5,789	670,135
Brandywine Realty Trust REIT	7,706	108,423
Brixmor Property Group Inc REIT	2,077	46,234
Brown & Brown Inc	4,891	157,246
Camden Property Trust REIT	3,680	252,190
Capital One Financial Corp	24,564	2,004,914
CBL & Associates Properties Inc REIT	7,172	128,379
CBS Outdoor Americas Inc REIT	4,771	142,844
Chimera Investment Corp REIT	44,233	134,468
Cincinnati Financial Corp	7,032	330,856
CIT Group Inc	8,318	382,295
Citigroup Inc	130,536	6,764,376
City National Corp	2,049	155,048
CME Group Inc ‘A’	13,703	1,095,623
CNA Financial Corp	1,152	43,811
Columbia Property Trust Inc REIT	4,575	109,205
Comerica Inc	7,812	389,506
Commerce Bancshares Inc	3,502	156,347
Corporate Office Properties Trust REIT	3,774	97,067
Corrections Corp of America REIT	5,008	172,075
Cullen/Frost Bankers Inc	2,279	174,366
DDR Corp REIT	12,965	216,904
Digital Realty Trust Inc REIT	5,820	363,052
Discover Financial Services	20,040	1,290,376
Douglas Emmett Inc REIT	6,183	158,718
Duke Realty Corp REIT	14,172	243,475
E*TRADE Financial Corp *	12,410	280,342
East West Bancorp Inc	6,169	209,746
Endurance Specialty Holdings Ltd (Bermuda)	1,924	106,166
Equity Commonwealth REIT	5,547	142,613
Equity Lifestyle Properties Inc REIT	1,001	42,402
Equity Residential REIT	15,525	956,029
Essex Property Trust Inc REIT	2,688	480,480
Everest Re Group Ltd (Bermuda)	1,983	321,266
Federal Realty Investment Trust REIT	973	115,262
Federated Investors Inc ‘B’	1,090	32,002
Fifth Third Bancorp	36,559	731,911
First Horizon National Corp	10,188	125,109
First Niagara Financial Group Inc	15,304	127,482
First Republic Bank	5,919	292,280
FNF Group	11,910	330,383
FNFV Group *	3,983	54,806
Forest City Enterprises Inc ‘A’ *	7,079	138,465
Franklin Resources Inc	3,125	170,656
Fulton Financial Corp	8,143	90,224
Gaming & Leisure Properties Inc REIT	3,027	93,534
General Growth Properties Inc REIT	24,374	574,008
Genworth Financial Inc ‘A’ *	21,325	279,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
HCC Insurance Holdings Inc	4,298	$207,550
HCP Inc REIT	19,695	782,088
Health Care REIT Inc	6,195	386,382
Healthcare Trust of America Inc ‘A’ REIT	8,995	104,342
Home Properties Inc REIT	2,459	143,212
Hospitality Properties Trust REIT	6,434	172,753
Host Hotels & Resorts Inc REIT	32,537	694,014
Hudson City Bancorp Inc	22,746	221,091
Huntington Bancshares Inc	35,595	346,339
Interactive Brokers Group Inc ‘A’	2,329	58,109
Intercontinental Exchange Inc	2,852	556,283
Invesco Ltd (Bermuda)	15,754	621,968
Iron Mountain Inc REIT	819	26,740
Jones Lang LaSalle Inc	1,406	177,634
JPMorgan Chase & Co	162,630	9,796,831
KeyCorp	37,974	506,193
Kilroy Realty Corp REIT	3,537	210,239
Kimco Realty Corp REIT	17,639	386,470
Legg Mason Inc	2,718	139,053
Leucadia National Corp	13,250	315,880
Liberty Property Trust REIT	6,354	211,334
Lincoln National Corp	11,338	607,490
Loews Corp	14,000	583,240
M&T Bank Corp	5,652	696,835
Markel Corp *	601	382,326
Marsh & McLennan Cos Inc	7,704	403,227
MBIA Inc *	6,110	56,090
Mercury General Corp	391	19,085
MetLife Inc	40,208	2,159,974
MFA Financial Inc REIT	15,786	122,815
Mid-America Apartment Communities Inc REIT	3,227	211,853
Morgan Stanley	65,913	2,278,612
MSCI Inc *	2,799	131,609
National Retail Properties Inc REIT	5,301	183,256
Nationstar Mortgage Holdings Inc *	71	2,431
Navient Corp	18,180	321,968
New York Community Bancorp Inc	19,037	302,117
Northern Trust Corp	10,165	691,525
NorthStar Asset Management Group Inc *	6,214	114,462
NorthStar Realty Finance Corp REIT	6,697	118,336
Old Republic International Corp	11,213	160,122
Omega Healthcare Investors Inc REIT	3,647	124,691
PacWest Bancorp	4,029	166,116
PartnerRe Ltd (Bermuda)	2,173	238,791
People’s United Financial Inc	13,345	193,102
Piedmont Office Realty Trust Inc ‘A’ REIT	6,642	117,165
Plum Creek Timber Co Inc REIT	3,948	154,011
Popular Inc *	4,455	131,133
Post Properties Inc REIT	2,340	120,136
Principal Financial Group Inc	12,648	663,641
ProAssurance Corp	2,557	112,687
Prologis Inc REIT	21,478	809,721
Protective Life Corp	3,392	235,439
Prudential Financial Inc	19,767	1,738,310
Public Storage REIT	477	79,106
Raymond James Financial Inc	5,370	287,725
Rayonier Inc REIT	4,795	149,316
Realogy Holdings Corp *	3,567	132,692
Realty Income Corp REIT	9,521	388,362
Regency Centers Corp REIT	3,972	213,813
Regions Financial Corp	59,281	595,181
Reinsurance Group of America Inc	2,146	171,959
RenaissanceRe Holdings Ltd (Bermuda)	1,745	174,483
Retail Properties of America Inc ‘A’ REIT	10,182	148,963
Santander Consumer USA Holdings Inc	3,522	62,727
SEI Investments Co	350	12,656
Senior Housing Properties Trust REIT	8,765	183,364
Signature Bank *	160	17,930
Simon Property Group Inc REIT	3,392	557,713

	Shares	Value
SL Green Realty Corp REIT	3,897	$394,844
SLM Corp	12,020	102,891
Spirit Realty Capital Inc REIT	17,157	188,212
StanCorp Financial Group Inc	1,883	118,968
Starwood Property Trust Inc REIT	9,524	209,147
State Street Corp	18,499	1,361,711
SunTrust Banks Inc	22,903	871,001
SVB Financial Group *	1,980	221,938
Synchrony Financial *	1,529	37,537
Synovus Financial Corp	5,983	141,438
Tanger Factory Outlet Centers Inc REIT	1,473	48,197
Taubman Centers Inc REIT	200	14,600
TCF Financial Corp	7,177	111,459
TD Ameritrade Holding Corp	1,452	48,453
TFS Financial Corp	3,261	46,698
The Allstate Corp	18,653	1,144,735
The Bank of New York Mellon Corp	49,008	1,898,080
The Charles Schwab Corp	40,343	1,185,681
The Chubb Corp	10,508	957,069
The Goldman Sachs Group Inc	19,217	3,527,665
The Hanover Insurance Group Inc	1,897	116,514
The Hartford Financial Services Group Inc	19,330	720,042
The Howard Hughes Corp *	894	134,100
The Macerich Co REIT	6,050	386,171
The NASDAQ OMX Group Inc	5,026	213,203
The PNC Financial Services Group Inc	22,951	1,964,147
The Progressive Corp	25,449	643,351
The Travelers Cos Inc	14,933	1,402,806
Torchmark Corp	5,665	296,676
Two Harbors Investment Corp REIT	15,754	152,341
UDR Inc REIT	10,813	294,654
Unum Group	11,068	380,518
US Bancorp	73,820	3,087,891
Validus Holdings Ltd (Bermuda)	3,908	152,959
Ventas Inc REIT	6,133	379,939
Vornado Realty Trust REIT	6,244	624,150
Voya Financial Inc	6,186	241,873
Washington Prime Group Inc REIT	6,688	116,906
Weingarten Realty Investors REIT	5,257	165,596
Wells Fargo & Co	205,209	10,644,191
Weyerhaeuser Co REIT	20,244	644,974
White Mountains Insurance Group Ltd (Bermuda)	265	166,969
WP Carey Inc REIT	4,273	272,489
WR Berkley Corp	4,317	206,353
XL Group PLC (Ireland)	11,674	387,227
Zions Bancorp	8,722	253,461

		124,368,621

Health Care - 13.0%

Abbott Laboratories	64,543	2,684,343
Aetna Inc	10,784	873,504
Agilent Technologies Inc	12,268	699,031
Alere Inc *	3,556	137,902
Alkermes PLC * (Ireland)	901	38,626
Allscripts Healthcare Solutions Inc *	4,853	65,103
Alnylam Pharmaceuticals Inc *	431	33,661
Amgen Inc	1,693	237,799
Bio-Rad Laboratories Inc ‘A’ *	894	101,380
Boston Scientific Corp *	51,456	607,695
Bristol-Myers Squibb Co	45,792	2,343,635
Cardinal Health Inc	13,438	1,006,775
CareFusion Corp *	8,914	403,358
Charles River Laboratories International Inc *	1,100	65,714
Cigna Corp	10,646	965,486
Community Health Systems Inc *	4,958	271,649
Covance Inc *	240	18,888
Covidien PLC (Ireland)	19,377	1,676,304
Cubist Pharmaceuticals Inc *	187	12,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
DaVita HealthCare Partners Inc *	4,991	$365,042
DENTSPLY International Inc	4,203	191,657
Eli Lilly & Co	42,278	2,741,728
Express Scripts Holding Co *	4,458	314,868
HCA Holdings Inc *	12,698	895,463
Health Net Inc *	3,452	159,172
Hill-Rom Holdings Inc	2,300	95,289
Hologic Inc *	6,990	170,067
Hospira Inc *	7,187	373,940
Humana Inc	6,653	866,819
Intuitive Surgical Inc *	117	54,033
Johnson & Johnson	102,481	10,923,450
Laboratory Corp of America Holdings *	2,203	224,155
LifePoint Hospitals Inc *	1,915	132,499
Mallinckrodt PLC * (Ireland)	1,345	121,252
MEDNAX Inc *	1,490	81,682
Medtronic Inc	42,930	2,659,513
Merck & Co Inc	107,996	6,402,003
Myriad Genetics Inc *	423	16,315
Omnicare Inc	4,259	265,165
Patterson Cos Inc	3,369	139,578
PerkinElmer Inc	3,951	172,264
Perrigo Co PLC (Ireland)	4,452	668,646
Pfizer Inc	274,097	8,105,048
QIAGEN NV (XNGS) * (Netherlands)	10,044	228,702
Quest Diagnostics Inc	6,213	377,005
Quintiles Transnational Holdings Inc *	1,290	71,956
Sirona Dental Systems Inc *	954	73,153
St Jude Medical Inc	4,352	261,686
Stryker Corp	5,839	471,499
Techne Corp	820	76,711
Teleflex Inc	1,780	186,971
The Cooper Cos Inc	534	83,170
Thermo Fisher Scientific Inc	10,236	1,245,721
UnitedHealth Group Inc	42,107	3,631,729
Universal Health Services Inc ‘B’	2,977	311,096
VCA Inc *	3,801	149,493
WellPoint Inc	12,020	1,437,832
Zimmer Holdings Inc	6,673	670,970

		57,660,601

Industrials - 9.8%

AECOM Technology Corp *	4,272	144,180
AGCO Corp	4,041	183,704
Air Lease Corp	4,106	133,445
Alaska Air Group Inc	528	22,989
Alliant Techsystems Inc	1,371	174,994
AMERCO	138	36,141
AO Smith Corp	1,785	84,395
Carlisle Cos Inc	2,757	221,608
Caterpillar Inc	21,139	2,093,395
Cintas Corp	869	61,343
Clean Harbors Inc *	694	37,420
Con-way Inc	2,457	116,708
Copa Holdings SA ‘A’ (Panama)	312	33,474
Covanta Holding Corp	2,758	58,525
Crane Co	1,333	84,259
CSX Corp	43,165	1,383,870
Danaher Corp	19,975	1,517,701
Deere & Co	12,196	999,950
Delta Air Lines Inc	34,547	1,248,874
Donaldson Co Inc	563	22,875
Dover Corp	1,877	150,779
Eaton Corp PLC (Ireland)	20,487	1,298,261
Emerson Electric Co	7,633	477,673
Equifax Inc	2,442	182,515
Exelis Inc	8,161	134,983
FedEx Corp	7,240	1,168,898
Fluor Corp	2,664	177,929
Fortune Brands Home & Security Inc	4,159	170,977

	Shares	Value
GATX Corp	1,983	$115,748
General Dynamics Corp	13,143	1,670,344
General Electric Co	430,894	11,039,504
Genesee & Wyoming Inc ‘A’ *	1,209	115,230
Hubbell Inc ‘B’	2,136	257,452
Huntington Ingalls Industries Inc	322	33,556
IDEX Corp	257	18,599
Ingersoll-Rand PLC (Ireland)	10,634	599,332
ITT Corp	3,059	137,471
Jacobs Engineering Group Inc *	5,688	277,688
Joy Global Inc	4,307	234,904
Kansas City Southern	1,083	131,260
KAR Auction Services Inc	3,602	103,125
KBR Inc	6,336	119,307
Kennametal Inc	3,382	139,710
L-3 Communications Holdings Inc	3,708	440,955
Lincoln Electric Holdings Inc	2,281	157,697
Manpowergroup Inc	3,425	240,093
MRC Global Inc *	2,407	56,131
Navistar International Corp *	1,979	65,129
Nielsen NV (Netherlands)	3,069	136,049
Norfolk Southern Corp	10,487	1,170,349
Northrop Grumman Corp	9,203	1,212,587
NOW Inc *	4,225	128,482
Oshkosh Corp	3,655	161,368
Owens Corning	5,067	160,877
PACCAR Inc	1,284	73,028
Parker-Hannifin Corp	2,991	341,423
Pentair PLC (Ireland)	7,748	507,417
Pitney Bowes Inc	4,738	118,403
Quanta Services Inc *	6,960	252,578
Raytheon Co	13,446	1,366,383
Regal-Beloit Corp	1,943	124,838
Republic Services Inc	11,418	445,530
Rockwell Collins Inc	690	54,165
Roper Industries Inc	2,347	343,343
RR Donnelley & Sons Co	7,743	127,450
Ryder System Inc	2,288	205,851
Snap-on Inc	2,154	260,806
Southwest Airlines Co	3,278	110,698
Spirit Aerosystems Holdings Inc ‘A’ *	382	14,539
SPX Corp	1,885	177,058
Stanley Black & Decker Inc	5,958	529,011
Terex Corp	4,747	150,812
Textron Inc	12,001	431,916
The ADT Corp	7,494	265,737
The Babcock & Wilcox Co	4,748	131,472
The Dun & Bradstreet Corp	1,025	120,407
The Timken Co	3,280	139,039
Towers Watson & Co ‘A’	2,793	277,904
Trinity Industries Inc	1,563	73,023
Triumph Group Inc	1,718	111,756
Tyco International Ltd (Switzerland)	2,147	95,692
United Technologies Corp	34,982	3,694,099
URS Corp	2,968	170,986
Valmont Industries Inc	1,082	145,994
Vectrus Inc *	453	8,855
Veritiv Corp *	285	14,267
Waste Connections Inc	2,099	101,843
Waste Management Inc	17,942	852,783
WESCO International Inc *	1,913	149,711
Xylem Inc	2,179	77,333

		43,410,962

Information Technology - 9.1%

Activision Blizzard Inc	7,249	150,707
Altera Corp	8,434	301,769
Amdocs Ltd (United Kingdom)	6,880	315,654
Analog Devices Inc	7,348	363,652
ANSYS Inc *	3,065	231,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
AOL Inc *	3,441	$154,673
Applied Materials Inc	17,379	375,560
Arista Networks Inc *	61	5,388
Arrow Electronics Inc *	4,286	237,230
Autodesk Inc *	2,067	113,892
Avnet Inc	4,746	196,959
AVX Corp	2,020	26,826
Booz Allen Hamilton Holding Corp	205	4,797
Broadcom Corp ‘A’	22,991	929,296
Brocade Communications Systems Inc	18,726	203,552
CA Inc	13,755	384,315
Cisco Systems Inc	220,128	5,540,622
Citrix Systems Inc *	673	48,012
Computer Sciences Corp	5,850	357,727
CoreLogic Inc *	3,956	107,089
Corning Inc	43,193	835,353
Cree Inc *	2,374	97,215
Dolby Laboratories Inc ‘A’ *	2,060	86,087
DST Systems Inc	242	20,309
EchoStar Corp ‘A’ *	1,403	68,410
Electronic Arts Inc *	3,170	112,884
EMC Corp	79,271	2,319,469
Fidelity National Information Services Inc	10,838	610,179
FireEye Inc *	691	21,117
First Solar Inc *	3,152	207,433
FLIR Systems Inc	1,833	57,446
Freescale Semiconductor Ltd * (Bermuda)	319	6,230
Genpact Ltd * (Bermuda)	6,131	100,058
Harris Corp	3,642	241,829
Hewlett-Packard Co	81,439	2,888,641
IAC/InterActiveCorp	1,885	124,221
Informatica Corp *	497	17,017
Ingram Micro Inc ‘A’ *	6,678	172,359
Intel Corp	195,726	6,815,179
Jabil Circuit Inc	8,747	176,427
JDS Uniphase Corp *	9,960	127,488
Juniper Networks Inc	15,951	353,315
KLA-Tencor Corp	633	49,868
Knowles Corp *	3,662	97,043
Lam Research Corp	5,117	382,240
Leidos Holdings Inc	2,766	94,957
Lexmark International Inc ‘A’	2,664	113,220
Marvell Technology Group Ltd (Bermuda)	17,459	235,347
Maxim Integrated Products Inc	1,035	31,298
Micron Technology Inc *	5,665	194,083
Microsoft Corp	125,301	5,808,954
Motorola Solutions Inc	7,481	473,398
NCR Corp *	6,530	218,167
NetApp Inc	9,102	391,022
Nuance Communications Inc *	11,289	174,020
NVIDIA Corp	20,057	370,052
ON Semiconductor Corp *	9,256	82,749
Paychex Inc	1,531	67,670
Rovi Corp *	4,082	80,599
SanDisk Corp	5,106	500,133
Stratasys Ltd * (Israel)	919	110,997
SunEdison Inc *	7,837	147,963
SunPower Corp *	1,795	60,815
Symantec Corp	29,732	698,999
Synopsys Inc *	6,655	264,170
Tech Data Corp *	1,644	96,766
Teradata Corp *	1,436	60,197
Teradyne Inc	7,841	152,037
Total System Services Inc	1,644	50,898
Vishay Intertechnology Inc	5,831	83,325
Western Digital Corp	9,568	931,158
Xerox Corp	50,178	663,855
Yahoo! Inc *	43,269	1,763,212
Zynga Inc ‘A’ *	31,132	84,056

		40,041,583

	Shares	Value
Materials - 3.2%

Air Products & Chemicals Inc	9,123	$1,187,632
Albemarle Corp	2,031	119,626
Alcoa Inc	50,388	810,743
Allegheny Technologies Inc	4,671	173,294
AptarGroup Inc	2,178	132,205
Ashland Inc	3,351	348,839
Avery Dennison Corp	2,677	119,528
Bemis Co Inc	4,340	165,007
Cabot Corp	2,596	131,799
Carpenter Technology Corp	2,147	96,937
Celanese Corp ‘A’	6,128	358,610
CF Industries Holdings Inc	2,239	625,173
Cliffs Natural Resources Inc	6,598	68,487
Cytec Industries Inc	2,716	128,440
Domtar Corp	2,762	97,029
Eastman Chemical Co	584	47,240
EI du Pont de Nemours & Co	2,214	158,877
Freeport-McMoRan Inc	44,640	1,457,496
Greif Inc ‘A’	1,370	60,020
Huntsman Corp	2,592	67,366
International Paper Co	15,734	751,141
MeadWestvaco Corp	7,219	295,546
Newmont Mining Corp	21,431	493,984
Nucor Corp	13,689	743,039
Owens-Illinois Inc *	2,839	73,956
Rayonier Advanced Materials Inc	1,604	52,788
Reliance Steel & Aluminum Co	3,343	228,661
Rock-Tenn Co ‘A’	5,866	279,104
Rockwood Holdings Inc	2,922	223,387
Royal Gold Inc	2,773	180,079
RPM International Inc	403	18,449
Sigma-Aldrich Corp	2,760	375,388
Sonoco Products Co	4,392	172,562
Steel Dynamics Inc	10,326	233,471
Tahoe Resources Inc (NYSE) * (Canada)	3,050	61,915
The Dow Chemical Co	43,464	2,279,252
The Mosaic Co	14,385	638,838
TimkenSteel Corp	1,643	76,383
United States Steel Corp	6,224	243,794
Vulcan Materials Co	5,625	338,794
Westlake Chemical Corp	262	22,686
WR Grace & Co *	456	41,469

		14,179,034

Telecommunication Services - 2.2%

AT&T Inc ‡	223,039	7,859,894
CenturyLink Inc	23,116	945,213
Frontier Communications Corp	43,107	280,626
Level 3 Communications Inc *	503	23,002
Sprint Corp *	31,347	198,740
T-Mobile US Inc *	11,418	329,638
Telephone & Data Systems Inc	3,709	88,868
United States Cellular Corp *	564	20,011
Windstream Holdings Inc	1,622	17,485

		9,763,477

Utilities - 5.8%

AES Corp	31,185	442,203
AGL Resources Inc	5,130	263,374
Alliant Energy Corp	4,771	264,361
Ameren Corp	10,433	399,897
American Electric Power Co Inc	20,978	1,095,261
American Water Works Co Inc	7,698	371,275
Aqua America Inc	7,619	179,275
Atmos Energy Corp	4,310	205,587
Calpine Corp *	15,621	338,976
CenterPoint Energy Inc	18,477	452,132
CMS Energy Corp	11,589	343,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Consolidated Edison Inc	12,590	$713,349
Dominion Resources Inc	23,471	1,621,611
DTE Energy Co	7,610	578,969
Duke Energy Corp	30,393	2,272,485
Edison International	14,004	783,104
Entergy Corp	7,711	596,292
Exelon Corp	36,907	1,258,160
FirstEnergy Corp	18,051	605,972
Great Plains Energy Inc	6,629	160,223
Hawaiian Electric Industries Inc	4,371	116,050
Integrys Energy Group Inc	3,440	222,981
ITC Holdings Corp	407	14,501
MDU Resources Group Inc	8,243	229,238
National Fuel Gas Co	3,613	252,874
NextEra Energy Inc	18,742	1,759,499
NiSource Inc	13,537	554,746
Northeast Utilities	13,584	601,771
NRG Energy Inc	14,500	441,960
OGE Energy Corp	8,564	317,810
Pepco Holdings Inc	10,796	288,901
PG&E Corp	19,976	899,719
Pinnacle West Capital Corp	4,747	259,376
PPL Corp	28,556	937,779
Public Service Enterprise Group Inc	21,747	809,858
Questar Corp	7,538	168,022
SCANA Corp	6,089	302,075
Sempra Energy	10,548	1,111,548
TECO Energy Inc	10,039	174,478
The Southern Co	38,312	1,672,319
UGI Corp	7,425	253,118
Vectren Corp	3,550	141,645
Westar Energy Inc	5,546	189,230
Wisconsin Energy Corp	9,696	416,928
Xcel Energy Inc	21,578	655,971

		25,738,633

Total Common Stocks (Cost $345,825,427)		426,740,353

EXCHANGE-TRADED FUND - 0.9%

iShares Russell 1000 Value	40,417	4,045,338

Total Exchange-Traded Fund (Cost $3,970,263)		4,045,338

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $11,647,372; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $11,884,313)	$11,647,372	$11,647,372

Total Short-Term Investment (Cost $11,647,372)		11,647,372

TOTAL INVESTMENTS - 99.9% (Cost $361,443,062)		442,433,063

OTHER ASSETS & LIABILITIES, NET - 0.1%		523,242

NET ASSETS - 100.0%		$442,956,305

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2014, an investment with a value of $2,152,812 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
S&P 500 E-Mini (12/14)	122	($97,380)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$426,740,353	$426,740,353	$-	$-
	Exchange-Traded Fund	4,045,338	4,045,338	-	-
	Short-Term Investment	11,647,372	-	11,647,372	-

	Total Assets	442,433,063	430,785,691	11,647,372	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(97,380)	(97,380)	-	-

	Total Liabilities	(97,380)	(97,380)	-	-

	Total	$442,335,683	$430,688,311	$11,647,372	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	651	$6,510

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,298

Total Rights (Cost $6,360)		8,808

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 94.9%

Consumer Discretionary - 14.4%

2U Inc *	364	5,675
America’s Car-Mart Inc *	118	4,672
American Axle & Manufacturing Holdings Inc *	6,257	104,930
American Public Education Inc *	1,530	41,295
ANN Inc *	4,313	177,394
Arctic Cat Inc	438	15,251
Asbury Automotive Group Inc *	2,815	181,342
Beazer Homes USA Inc *	1,087	18,240
BJ’s Restaurants Inc *	523	18,823
Bloomin’ Brands Inc *	7,140	130,948
Blue Nile Inc *	1,130	32,261
Boyd Gaming Corp *	5,779	58,715
Bravo Brio Restaurant Group Inc *	1,633	21,180
Bright Horizons Family Solutions Inc *	2,816	118,441
Brown Shoe Co Inc	1,940	52,632
Brunswick Corp	4,283	180,486
Buffalo Wild Wings Inc *	1,742	233,898
Build-A-Bear Workshop Inc *	788	10,307
Burlington Stores Inc *	2,365	94,269
Caesars Entertainment Corp *	631	7,938
Capella Education Co	1,005	62,913
Carmike Cinemas Inc *	2,224	68,899
Carriage Services Inc	257	4,454
Cavco Industries Inc *	807	54,876
Century Communities Inc *	64	1,110
Christopher & Banks Corp *	3,320	32,835
Churchill Downs Inc	795	77,512
Chuy’s Holdings Inc *	1,523	47,807
Cinedigm Corp ‘A’ *	1,579	2,447
ClubCorp Holdings Inc	2,017	39,997
Collectors Universe Inc	661	14,542
Columbia Sportswear Co	1,642	58,751
Conn’s Inc *	2,558	77,431
Cooper Tire & Rubber Co	574	16,474
Cooper-Standard Holding Inc *	70	4,368
Core-Mark Holding Co Inc	214	11,351
Coupons.com Inc *	1,120	13,395
Cracker Barrel Old Country Store Inc	1,646	169,851
Crocs Inc *	1,019	12,819

	Shares	Value
Crown Media Holdings Inc ‘A’ *	2,721	$8,707
Culp Inc	74	1,343
Cumulus Media Inc ‘A’ *	9,028	36,383
Dana Holding Corp	7,201	138,043
Del Frisco’s Restaurant Group Inc *	2,167	41,476
Denny’s Corp *	5,481	38,531
Destination Maternity Corp	182	2,810
Destination XL Group Inc *	529	2,497
Diamond Resorts International Inc *	3,254	74,061
DineEquity Inc	600	48,954
Dorman Products Inc *	2,501	100,190
Drew Industries Inc	2,167	91,426
Education Management Corp *	412	449
Einstein Noah Restaurant Group Inc	844	17,015
El Pollo Loco Holdings Inc *	589	21,151
Entravision Communications Corp ‘A’	5,043	19,970
Eros International PLC * (United Kingdom)	772	11,279
Escalade Inc	102	1,230
Express Inc *	517	8,070
Famous Dave’s of America Inc *	419	11,279
Fiesta Restaurant Group Inc *	2,463	122,362
Five Below Inc *	5,008	198,367
Fox Factory Holding Corp *	1,044	16,182
Francesca’s Holdings Corp *	3,942	54,912
FTD Cos Inc *	167	5,696
G-III Apparel Group Ltd *	1,759	145,751
Genesco Inc *	189	14,128
Gentherm Inc *	3,242	136,910
Global Sources Ltd * (Bermuda)	163	1,094
Grand Canyon Education Inc *	4,290	174,903
Gray Television Inc *	4,582	36,106
Group 1 Automotive Inc	415	30,175
Helen of Troy Ltd * (Bermuda)	996	52,310
hhgregg Inc *	509	3,212
Hibbett Sports Inc *	2,389	101,843
HSN Inc	3,041	186,626
Iconix Brand Group Inc *	1,447	53,452
Ignite Restaurant Group Inc *	716	4,296
Installed Building Products Inc *	780	10,959
Interval Leisure Group Inc	2,825	53,816
iRobot Corp *	2,725	82,976
ITT Educational Services Inc *	475	2,038
Jack in the Box Inc	3,676	250,666
Jamba Inc *	1,611	22,908
K12 Inc *	1,365	21,785
KB Home	5,722	85,487
Kirkland’s Inc *	780	12,566
Krispy Kreme Doughnuts Inc *	6,032	103,509
La Quinta Holdings Inc *	2,908	55,223
La-Z-Boy Inc	4,107	81,278
LGI Homes Inc *	303	5,563
Libbey Inc *	1,864	48,949
Liberty Tax Inc *	336	10,853
Life Time Fitness Inc *	231	11,652
LifeLock Inc *	7,436	106,260
Lithia Motors Inc ‘A’	2,103	159,176
Loral Space & Communications Inc *	1,202	86,316
Lumber Liquidators Holdings Inc *	2,535	145,458
Malibu Boats Inc ‘A’ *	782	14,483
Marine Products Corp	995	7,851
Martha Stewart Living Omnimedia Inc ‘A’ *	1,995	7,182
Mattress Firm Holding Corp *	1,377	82,703
MDC Partners Inc ‘A’ (Canada)	985	18,902
Modine Manufacturing Co *	1,290	15,312
Monro Muffler Brake Inc	2,890	140,252
Morgans Hotel Group Co *	764	6,165
Motorcar Parts of America Inc *	1,627	44,271
Movado Group Inc	764	25,258
Multimedia Games Holding Co Inc *	2,726	98,163
Nathan’s Famous Inc *	281	19,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
National CineMedia Inc	1,327	$19,255
Nautilus Inc *	1,740	20,828
New York & Co Inc *	1,179	3,572
Nexstar Broadcasting Group Inc ‘A’	2,823	114,106
Noodles & Co *	1,012	19,420
Nutrisystem Inc	2,659	40,869
Orbitz Worldwide Inc *	2,171	17,086
Outerwall Inc *	1,892	106,141
Overstock.com Inc *	1,106	18,647
Oxford Industries Inc	1,331	81,178
Pacific Sunwear of California Inc *	3,662	6,592
Papa John’s International Inc	2,815	112,572
Papa Murphy’s Holdings Inc *	544	5,549
PetMed Express Inc	1,838	24,997
Pier 1 Imports Inc	8,755	104,097
Pinnacle Entertainment Inc *	5,470	137,242
Pool Corp	4,138	223,121
Popeyes Louisiana Kitchen Inc *	2,178	88,209
Potbelly Corp *	1,335	15,566
Quiksilver Inc *	7,852	13,505
Radio One Inc ‘D’ *	2,086	6,633
ReachLocal Inc *	758	2,736
Red Robin Gourmet Burgers Inc *	1,318	74,994
Remy International Inc	81	1,663
Rentrak Corp *	836	50,946
Restoration Hardware Holdings Inc *	2,870	228,308
RetailMeNot Inc *	2,843	45,943
Ruth’s Hospitality Group Inc	2,101	23,195
Saga Communications Inc ‘A’	77	2,586
Scientific Games Corp ‘A’ *	3,035	32,687
Select Comfort Corp *	5,012	104,851
Sequential Brands Group Inc *	1,200	15,000
Shiloh Industries Inc *	695	11,822
Shutterfly Inc *	2,166	105,571
Sinclair Broadcast Group Inc ‘A’	6,330	165,150
Skechers U.S.A. Inc ‘A’ *	2,659	141,751
Smith & Wesson Holding Corp *	5,074	47,899
Sonic Corp *	3,530	78,931
Sotheby’s	5,636	201,318
Sportsman’s Warehouse Holdings Inc *	334	2,249
Standard Motor Products Inc	1,082	37,253
Steven Madden Ltd *	5,362	172,817
Stoneridge Inc *	1,990	22,427
Strattec Security Corp	239	19,443
Strayer Education Inc *	1,009	60,419
Sturm Ruger & Co Inc	1,795	87,399
Tenneco Inc *	5,602	293,041
Texas Roadhouse Inc	6,412	178,510
The Buckle Inc	2,597	117,878
The Cato Corp ‘A’	368	12,681
The Cheesecake Factory Inc	4,596	209,118
The Container Store Group Inc *	1,587	34,549
The Dixie Group Inc *	1,039	9,008
The Finish Line Inc ‘A’	1,111	27,808
The Men’s Wearhouse Inc	3,509	165,695
Tile Shop Holdings Inc *	2,624	24,272
Tower International Inc *	1,896	47,760
Townsquare Media Inc *	491	5,902
TRI Pointe Homes Inc *	1,327	17,171
Tuesday Morning Corp *	3,235	62,775
Tumi Holdings Inc *	4,694	95,523
Turtle Beach Corp *	629	4,812
Universal Electronics Inc *	1,459	72,031
Vail Resorts Inc	3,325	288,477
ValueVision Media Inc ‘A’ *	1,282	6,577
Vera Bradley Inc *	2,014	41,649
Vince Holding Corp *	1,032	31,228
Vitamin Shoppe Inc *	1,440	63,922
Weight Watchers International Inc	2,384	65,417
William Lyon Homes ‘A’ *	207	4,575

	Shares	Value
Winmark Corp	217	$15,949
Winnebago Industries Inc *	2,521	54,882
Wolverine World Wide Inc	9,334	233,910
World Wrestling Entertainment Inc ‘A’	2,778	38,253
Zoe’s Kitchen Inc *	556	17,103
Zumiez Inc *	1,522	42,768

		11,330,506

Consumer Staples - 3.6%

22nd Century Group Inc *	3,987	10,047
Alico Inc	32	1,219
Annie’s Inc *	1,591	73,027
B&G Foods Inc	4,686	129,099
Boulder Brands Inc *	5,195	70,808
Cal-Maine Foods Inc	1,422	127,027
Calavo Growers Inc	1,235	55,748
Casey’s General Stores Inc	3,543	254,033
Central Garden & Pet Co ‘A’ *	420	3,377
Coca-Cola Bottling Co Consolidated	388	28,956
Craft Brew Alliance Inc *	813	11,707
Darling Ingredients Inc *	3,029	55,491
Diamond Foods Inc *	1,987	56,848
Fairway Group Holdings Corp *	1,826	6,829
Farmer Bros Co *	667	19,310
Harbinger Group Inc *	3,203	42,023
IGI Laboratories Inc *	2,871	26,758
Inter Parfums Inc	110	3,025
Inventure Foods Inc *	1,380	17,885
J&J Snack Foods Corp	1,372	128,364
Lancaster Colony Corp	1,060	90,397
Liberator Medical Holdings Inc	2,803	8,773
Lifeway Foods Inc *	458	6,353
Limoneira Co	1,045	24,756
Medifast Inc *	1,232	40,447
National Beverage Corp *	1,022	19,929
Natural Grocers by Vitamin Cottage Inc *	857	13,952
Oil-Dri Corp of America	78	2,033
Orchids Paper Products Co	583	14,319
PriceSmart Inc	1,717	147,044
Revlon Inc ‘A’ *	255	8,081
Sanderson Farms Inc	1,817	159,805
Seaboard Corp *	1	2,675
Synutra International Inc *	1,439	6,519
The Andersons Inc	2,404	151,164
The Boston Beer Co Inc ‘A’ *	766	169,868
The Chefs’ Warehouse Inc *	1,389	22,585
The Female Health Co	1,437	5,015
The Fresh Market Inc *	3,971	138,707
Tootsie Roll Industries Inc	1,563	43,748
TreeHouse Foods Inc *	2,011	161,886
United Natural Foods Inc *	4,578	281,364
USANA Health Sciences Inc *	566	41,692
Vector Group Ltd	4,003	88,778
WD-40 Co	1,370	93,105

		2,864,576

Energy - 4.5%

Abraxas Petroleum Corp *	8,589	45,350
Adams Resources & Energy Inc	13	576
Alon USA Energy Inc	696	9,995
Apco Oil & Gas International Inc * (Cayman)	108	1,392
Approach Resources Inc *	1,568	22,736
Aspen Aerogels Inc *	310	3,125
Basic Energy Services Inc *	2,947	63,920
Bonanza Creek Energy Inc *	3,029	172,350
BPZ Resources Inc *	4,736	9,046
C&J Energy Services Inc *	3,644	111,324
CARBO Ceramics Inc	1,820	107,799
Carrizo Oil & Gas Inc *	4,169	224,376
Clayton Williams Energy Inc *	539	51,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Clean Energy Fuels Corp *	3,667	$28,603
Delek US Holdings Inc	2,861	94,756
Diamondback Energy Inc *	3,853	288,127
Eclipse Resources Corp *	1,260	20,941
Evolution Petroleum Corp	1,736	15,937
EXCO Resources Inc	5,498	18,363
Forest Oil Corp *	1,642	1,921
Forum Energy Technologies Inc *	2,040	62,444
FX Energy Inc *	5,127	15,586
GasLog Ltd (Bermuda)	781	17,190
Gastar Exploration Inc *	5,976	35,079
Geospace Technologies Corp *	144	5,062
Glori Energy Inc *	1,082	8,548
Goodrich Petroleum Corp *	3,212	47,602
Green Plains Inc	2,915	108,992
Gulf Island Fabrication Inc	468	8,050
Independence Contract Drilling Inc *	327	3,842
ION Geophysical Corp *	1,927	5,376
Isramco Inc *	82	10,017
Jones Energy Inc ‘A’ *	1,049	19,700
Kodiak Oil & Gas Corp * (Canada)	24,573	333,456
Magnum Hunter Resources Corp *	18,299	101,925
Matador Resources Co *	3,804	98,333
Matrix Service Co *	2,425	58,491
Miller Energy Resources Inc *	190	836
Nordic American Offshore Ltd	767	13,515
North Atlantic Drilling Ltd (Bermuda)	1,688	11,242
Pacific Ethanol Inc *	200	2,792
Panhandle Oil & Gas Inc ‘A’	639	38,148
Parsley Energy Inc ‘A’ *	4,921	104,965
PDC Energy Inc *	249	12,522
PetroQuest Energy Inc *	4,845	27,229
PHI Inc *	55	2,263
Pioneer Energy Services Corp *	4,155	58,253
Profire Energy Inc *	1,500	6,225
Quicksilver Resources Inc *	1,830	1,103
REX American Resources Corp *	465	33,889
Rex Energy Corp *	4,419	55,989
RigNet Inc *	1,100	44,495
Ring Energy Inc *	1,894	27,918
Rosetta Resources Inc *	729	32,484
RSP Permian Inc *	590	15,080
Sanchez Energy Corp *	2,822	74,106
SemGroup Corp ‘A’	3,936	327,751
Solazyme Inc *	7,072	52,757
Synergy Resources Corp *	6,120	74,603
Tesco Corp (Canada)	272	5,399
TransAtlantic Petroleum Ltd * (Bermuda)	1,035	9,305
Triangle Petroleum Corp *	3,942	43,401
Vertex Energy Inc *	1,239	8,623
W&T Offshore Inc	1,266	13,926
Western Refining Inc	4,929	206,969
Willbros Group Inc *	3,698	30,804

		3,568,909

Financials - 7.2%

Alexander’s Inc REIT	179	66,930
Altisource Asset Management Corp *	105	70,876
Altisource Portfolio Solutions SA * (Luxembourg)	1,344	135,475
American Assets Trust Inc REIT	624	20,573
AmTrust Financial Services Inc	1,984	79,003
Atlas Financial Holdings Inc * (Cayman)	962	13,314
Aviv REIT Inc	184	4,848
Bank of the Ozarks Inc	7,316	230,600
BGC Partners Inc ‘A’	4,356	32,365
BofI Holding Inc *	1,317	95,759
Cardinal Financial Corp	146	2,492
CareTrust REIT Inc *	1,761	25,182
Cohen & Steers Inc	1,781	68,462

	Shares	Value
CommunityOne Bancorp *	90	$794
Consolidated-Tomoka Land Co	105	5,152
CoreSite Realty Corp REIT	1,989	65,378
Crawford & Co ‘B’	715	5,899
Credit Acceptance Corp *	650	81,946
Diamond Hill Investment Group Inc	257	31,624
DuPont Fabros Technology Inc REIT	1,935	52,322
Eagle Bancorp Inc *	1,544	49,130
EastGroup Properties Inc REIT	2,634	159,594
eHealth Inc *	1,625	39,211
Empire State Realty Trust Inc ‘A’ REIT	8,563	128,616
Employers Holdings Inc	1,696	32,648
Encore Capital Group Inc *	1,630	72,225
Essent Group Ltd * (Bermuda)	3,856	82,557
Evercore Partners Inc ‘A’	3,054	143,538
Federated National Holding Co	1,158	32,528
Financial Engines Inc	4,746	162,384
First Cash Financial Services Inc *	2,675	149,747
First Financial Bankshares Inc	3,282	91,207
Forestar Group Inc *	290	5,139
GAMCO Investors Inc ‘A’	592	41,878
Glimcher Realty Trust REIT	11,344	153,598
Greenhill & Co Inc	2,629	122,222
HCI Group Inc	596	21,450
Heritage Insurance Holdings Inc *	683	10,286
HFF Inc ‘A’	3,019	87,400
Home BancShares Inc	4,005	117,787
Independent Bank Group Inc	350	16,608
Infinity Property & Casualty Corp	375	24,004
INTL. FCStone Inc *	352	6,097
Investors Bancorp Inc	4,018	40,702
Kearny Financial Corp *	152	2,026
Kennedy-Wilson Holdings Inc	494	11,836
Ladenburg Thalmann Financial Services Inc *	9,017	38,232
Maiden Holdings Ltd (Bermuda)	488	5,407
Marcus & Millichap Inc *	755	22,846
MarketAxess Holdings Inc	3,461	214,097
Meridian Bancorp Inc *	1,961	20,708
MGIC Investment Corp *	13,029	101,756
Moelis & Co	84	2,869
National Health Investors Inc REIT	3,061	174,906
National Interstate Corp	125	3,488
Portfolio Recovery Associates Inc *	4,617	241,146
Potlatch Corp REIT	3,780	151,994
PS Business Parks Inc REIT	919	69,973
Pzena Investment Management Inc ‘A’	1,105	10,553
QTS Realty Trust Inc ‘A’ REIT	1,133	34,387
Radian Group Inc	3,578	51,022
RCS Capital Corp ‘A’	867	19,525
Ryman Hospitality Properties Inc REIT	2,054	97,154
Sabra Health Care REIT Inc	4,136	100,588
Saul Centers Inc REIT	784	36,644
ServisFirst Bancshares Inc	36	1,037
Silvercrest Asset Management Group Inc ‘A’	505	6,878
Sovran Self Storage Inc REIT	2,646	196,757
Square 1 Financial Inc ‘A’ *	225	4,327
Stonegate Mortgage Corp *	197	2,559
Strategic Hotels & Resorts Inc REIT *	17,455	203,351
Sun Communities Inc REIT	4,406	222,503
Tejon Ranch Co *	92	2,580
Texas Capital Bancshares Inc *	1,407	81,156
The St Joe Co *	5,410	107,821
Tree.com Inc *	241	8,649
UMH Properties Inc REIT	301	2,860
United Financial Bancorp Inc	902	11,446
United Insurance Holdings Corp	1,352	20,280
Universal Health Realty Income Trust REIT	852	35,511
Universal Insurance Holdings Inc	2,749	35,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Urstadt Biddle Properties Inc ‘A’ REIT	1,301	$26,410
ViewPoint Financial Group Inc	401	9,600
Virtus Investment Partners Inc	652	113,252
Western Alliance Bancorp *	3,714	88,765
Westwood Holdings Group Inc	673	38,152
WisdomTree Investments Inc *	9,965	113,402
World Acceptance Corp *	732	49,410

		5,672,958

Health Care - 20.9%

Abaxis Inc	2,064	104,665
ABIOMED Inc *	3,679	91,350
Acadia Healthcare Co Inc *	3,932	190,702
ACADIA Pharmaceuticals Inc *	6,678	165,347
Accelerate Diagnostics Inc *	2,079	44,657
Acceleron Pharma Inc *	1,510	45,662
Accuray Inc *	7,053	51,205
AcelRx Pharmaceuticals Inc *	2,320	12,737
Achaogen Inc *	617	5,528
Achillion Pharmaceuticals Inc *	1,843	18,393
Acorda Therapeutics Inc *	3,839	130,065
Actinium Pharmaceuticals Inc *	1,906	12,770
Adamas Pharmaceuticals Inc *	292	5,437
Addus HomeCare Corp *	42	823
Adeptus Health Inc ‘A’ *	286	7,121
Aegerion Pharmaceuticals Inc *	2,731	91,161
Aerie Pharmaceuticals Inc *	937	19,387
Affymetrix Inc *	1,610	12,848
Agenus Inc *	4,401	13,687
Agios Pharmaceuticals Inc *	1,250	76,687
Air Methods Corp *	3,603	200,147
Akebia Therapeutics Inc *	737	16,310
Akorn Inc *	5,715	207,283
Alder Biopharmaceuticals Inc *	715	9,066
Alimera Sciences Inc *	2,352	12,748
Alliance HealthCare Services Inc *	138	3,120
AMAG Pharmaceuticals Inc *	1,384	44,163
Amphastar Pharmaceuticals Inc *	758	8,831
Ampio Pharmaceuticals Inc *	3,791	13,382
Amsurg Corp *	837	41,892
Anacor Pharmaceuticals Inc *	1,083	26,501
ANI Pharmaceuticals Inc *	614	17,364
Anika Therapeutics Inc *	1,320	48,391
Antares Pharma Inc *	10,959	20,055
Applied Genetic Technologies Corp *	544	10,124
Aratana Therapeutics Inc *	2,619	26,295
Ardelyx Inc *	394	5,599
Arena Pharmaceuticals Inc *	20,221	84,726
ARIAD Pharmaceuticals Inc *	15,270	82,458
Array BioPharma Inc *	9,381	33,490
Arrowhead Research Corp *	4,773	70,497
AtriCure Inc *	1,823	26,835
Atrion Corp	141	43,006
Auspex Pharmaceuticals Inc *	865	22,205
Auxilium Pharmaceuticals Inc *	4,641	138,534
Avalanche Biotechnologies Inc *	551	18,839
Avanir Pharmaceuticals Inc *	15,746	187,692
Bio-Path Holdings Inc *	6,900	13,869
Bio-Reference Laboratories Inc *	2,117	59,403
BioCryst Pharmaceuticals Inc *	5,116	50,034
BioDelivery Sciences International Inc *	3,852	65,831
BioSpecifics Technologies Corp *	320	11,296
BioTelemetry Inc *	1,391	9,334
BioTime Inc *	4,952	15,549
Bluebird Bio Inc *	2,006	71,975
Cambrex Corp *	2,818	52,640
Cantel Medical Corp	3,103	106,681
Capital Senior Living Corp *	2,690	57,109
Cara Therapeutics Inc *	486	4,078
Cardiovascular Systems Inc *	2,532	59,831

	Shares	Value
Castlight Health Inc ‘B’ *	1,030	$13,328
Catalent Inc *	4,052	101,422
Celldex Therapeutics Inc *	7,472	96,837
Cellular Dynamics International Inc *	806	5,666
Cempra Inc *	2,135	23,400
Cepheid *	6,419	282,629
Cerus Corp *	6,606	26,490
Chemed Corp	1,617	166,389
Chimerix Inc *	2,489	68,746
Clovis Oncology Inc *	2,271	103,013
Computer Programs & Systems Inc	1,023	58,812
Corcept Therapeutics Inc *	4,990	13,373
CorVel Corp *	1,025	34,901
CTI BioPharma Corp *	12,205	29,536
Cyberonics Inc *	2,461	125,905
Cynosure Inc ‘A’ *	735	15,435
Cytori Therapeutics Inc *	4,345	2,937
CytRx Corp *	1,439	3,655
Dendreon Corp *	14,933	21,504
Depomed Inc *	5,341	81,130
DexCom Inc *	6,883	275,251
Dicerna Pharmaceuticals Inc *	340	4,328
Durata Therapeutics Inc *	1,391	17,638
Dyax Corp *	12,483	126,328
Egalet Corp *	377	2,149
Eleven Biotherapeutics Inc *	456	5,080
Emergent Biosolutions Inc *	345	7,352
Enanta Pharmaceuticals Inc *	947	37,473
Endocyte Inc *	3,499	21,274
Endologix Inc *	5,903	62,572
Enzo Biochem Inc *	3,033	15,620
Epizyme Inc *	1,180	31,990
Esperion Therapeutics Inc *	406	9,931
Exact Sciences Corp *	7,623	147,734
ExamWorks Group Inc *	3,204	104,931
Exelixis Inc *	18,004	27,546
Five Prime Therapeutics Inc *	1,601	18,780
Flexion Therapeutics Inc *	442	8,071
Fluidigm Corp *	2,584	63,308
Foundation Medicine Inc *	1,285	24,364
Galectin Therapeutics Inc *	1,686	8,481
Galena Biopharma Inc *	10,917	22,489
GenMark Diagnostics Inc *	3,822	34,283
Genocea Biosciences Inc *	352	3,186
Genomic Health Inc *	1,550	43,880
Gentiva Health Services Inc *	2,900	48,662
Globus Medical Inc ‘A’ *	6,090	119,790
Haemonetics Corp *	436	15,225
Halozyme Therapeutics Inc *	9,548	86,887
HealthEquity Inc *	358	6,555
HealthSouth Corp	6,186	228,263
HealthStream Inc *	1,956	46,964
Healthways Inc *	1,542	24,703
HeartWare International Inc *	1,560	121,103
Heron Therapeutics Inc *	2,056	17,126
HMS Holdings Corp *	8,123	153,119
Horizon Pharma PLC * (Ireland)	5,972	73,336
Hyperion Therapeutics Inc *	1,008	25,422
Idera Pharmaceuticals Inc *	4,912	11,248
Immune Design Corp *	487	8,600
ImmunoGen Inc *	7,924	83,915
Immunomedics Inc *	7,171	26,676
Impax Laboratories Inc *	1,239	29,377
Imprivata Inc *	359	5,572
Infinity Pharmaceuticals Inc *	4,483	60,162
Inogen Inc *	458	9,439
Inovio Pharmaceuticals Inc *	4,936	48,620
Insmed Inc *	4,567	59,599
Insulet Corp *	5,096	187,788
Insys Therapeutics Inc *	926	35,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Integra LifeSciences Holdings Corp *	935	$46,413
Intersect ENT Inc *	314	4,867
Intra-Cellular Therapies Inc *	1,583	21,703
Intrexon Corp *	3,284	61,017
IPC The Hospitalist Co Inc *	917	41,072
Ironwood Pharmaceuticals Inc *	11,011	142,648
Isis Pharmaceuticals Inc *	10,824	420,296
K2M Group Holdings Inc *	782	11,284
Karyopharm Therapeutics Inc *	1,238	43,256
Keryx Biopharmaceuticals Inc *	8,421	115,789
Kindred Biosciences Inc *	991	9,167
Kite Pharma Inc *	689	19,636
KYTHERA Biopharmaceuticals Inc *	1,596	52,285
Landauer Inc	874	28,851
Lannett Co Inc *	2,362	107,896
LDR Holding Corp *	1,524	47,442
Lexicon Pharmaceuticals Inc *	19,085	26,910
Ligand Pharmaceuticals Inc *	1,919	90,174
Loxo Oncology Inc *	289	3,795
Luminex Corp *	3,447	67,216
MacroGenics Inc *	1,841	38,477
MannKind Corp *	21,010	124,169
Masimo Corp *	4,459	94,888
MedAssets Inc *	5,340	110,645
Medidata Solutions Inc *	4,976	220,387
Merge Healthcare Inc *	6,437	14,161
Meridian Bioscience Inc	3,822	67,611
Merrimack Pharmaceuticals Inc *	8,546	75,034
MiMedx Group Inc *	8,552	60,976
Mirati Therapeutics Inc *	636	11,136
Molina Healthcare Inc *	2,799	118,398
Momenta Pharmaceuticals Inc *	4,442	50,372
MWI Veterinary Supply Inc *	1,188	176,299
NanoString Technologies Inc *	894	9,780
NanoViricides Inc *	3,570	10,710
National Research Corp ‘A’ *	792	10,304
National Research Corp ‘B’ *	93	3,450
Natus Medical Inc *	2,954	87,173
Navidea Biopharmaceuticals Inc *	11,290	14,903
Nektar Therapeutics *	6,603	79,698
Neogen Corp *	3,368	133,036
NeoStem Inc *	958	5,298
Neuralstem Inc *	6,390	20,959
Neurocrine Biosciences Inc *	6,966	109,157
NewLink Genetics Corp *	1,817	38,920
Northwest Biotherapeutics Inc *	3,334	16,770
Novavax Inc *	21,916	91,390
NPS Pharmaceuticals Inc *	9,115	236,990
NuVasive Inc *	3,585	125,009
NxStage Medical Inc *	5,654	74,237
Ocular Therapeutix Inc *	472	7,066
Ohr Pharmaceutical Inc *	1,876	13,601
Omeros Corp *	2,909	37,002
Omnicell Inc *	3,350	91,555
OncoMed Pharmaceuticals Inc *	1,171	22,167
Oncothyreon Inc *	7,362	14,135
Ophthotech Corp *	1,271	49,480
OPKO Health Inc *	18,115	154,159
OraSure Technologies Inc *	311	2,245
Orexigen Therapeutics Inc *	11,382	48,487
Organovo Holdings Inc *	5,783	36,838
Osiris Therapeutics Inc *	1,562	19,666
Otonomy Inc *	574	13,776
Oxford Immunotec Global PLC * (United Kingdom)	1,216	18,568
Pacific Biosciences of California Inc *	5,300	26,023
Pacira Pharmaceuticals Inc *	3,270	316,928
Pain Therapeutics Inc *	3,544	13,857
PAREXEL International Corp *	5,245	330,907
PDL BioPharma Inc	14,881	111,161

	Shares	Value
Peregrine Pharmaceuticals Inc *	15,307	$20,818
Pernix Therapeutics Holdings Inc *	3,094	23,762
Phibro Animal Health Corp ‘A’	1,380	30,926
Portola Pharmaceuticals Inc *	3,366	85,092
Pozen Inc *	2,541	18,651
Prestige Brands Holdings Inc *	4,781	154,761
Progenics Pharmaceuticals Inc *	1,511	7,842
Prothena Corp PLC * (Ireland)	662	14,670
PTC Therapeutics Inc *	1,776	78,162
Puma Biotechnology Inc *	2,135	509,347
Quality Systems Inc	4,610	63,480
Quidel Corp *	2,621	70,426
Radius Health Inc *	575	12,075
RadNet Inc *	2,924	19,357
Raptor Pharmaceutical Corp *	5,732	54,970
Receptos Inc *	1,697	105,401
Regado Biosciences Inc *	1,365	1,542
Regulus Therapeutics Inc *	1,220	8,333
Relypsa Inc *	1,555	32,795
Repligen Corp *	2,931	58,356
Repros Therapeutics Inc *	2,141	21,196
Retrophin Inc *	1,907	17,201
Revance Therapeutics Inc *	503	9,723
Rockwell Medical Inc *	472	4,314
Roka Bioscience Inc *	401	4,030
Sage Therapeutics Inc *	459	14,458
Sagent Pharmaceuticals Inc *	1,619	50,351
Sangamo BioSciences Inc *	6,254	67,449
Sarepta Therapeutics Inc *	3,751	79,146
SciClone Pharmaceuticals Inc *	2,878	19,829
Select Medical Holdings Corp	6,792	81,708
Sequenom Inc *	10,802	32,082
Skilled Healthcare Group Inc ‘A’ *	1,039	6,857
Spectrum Pharmaceuticals Inc *	1,518	12,357
STAAR Surgical Co *	3,513	37,343
Stemline Therapeutics Inc *	1,035	12,896
STERIS Corp	5,439	293,488
Sucampo Pharmaceuticals Inc ‘A’ *	1,713	11,135
Sunesis Pharmaceuticals Inc *	4,585	32,737
Supernus Pharmaceuticals Inc *	2,711	23,559
Surgical Care Affiliates Inc *	1,099	29,376
SurModics Inc *	218	3,959
Synageva BioPharma Corp *	1,966	135,221
Synergy Pharmaceuticals Inc *	8,663	24,126
Synta Pharmaceuticals Corp *	6,038	18,174
T2 Biosystems Inc *	445	8,050
Tandem Diabetes Care Inc *	749	10,052
Team Health Holdings Inc *	6,486	376,123
TESARO Inc *	1,775	47,783
Tetraphase Pharmaceuticals Inc *	2,043	40,758
TG Therapeutics Inc *	2,117	22,588
The Ensign Group Inc	1,703	59,264
The Medicines Co *	5,446	121,555
The Providence Service Corp *	1,061	51,331
The Spectranetics Corp *	3,829	101,737
TherapeuticsMD Inc *	9,968	46,252
Theravance Biopharma Inc * (Cayman)	2,046	47,160
Theravance Inc	7,169	122,518
Thoratec Corp *	5,233	139,878
Threshold Pharmaceuticals Inc *	4,604	16,620
TransEnterix Inc *	255	1,112
TriVascular Technologies Inc *	666	9,644
Ultragenyx Pharmaceutical Inc *	655	37,073
Unilife Corp *	8,308	19,067
US Physical Therapy Inc	1,120	39,637
Utah Medical Products Inc	331	16,140
Vanda Pharmaceuticals Inc *	3,137	32,562
Vascular Solutions Inc *	1,582	39,075
Veracyte Inc *	577	5,626
Verastem Inc *	248	2,113

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Versartis Inc *	626	$11,888
Vital Therapies Inc *	464	9,470
VIVUS Inc *	8,372	32,316
Vocera Communications Inc *	2,110	17,028
Volcano Corp *	4,735	50,380
WellCare Health Plans Inc *	295	17,800
West Pharmaceutical Services Inc	6,510	291,388
Wright Medical Group Inc *	2,135	64,690
Xencor Inc *	1,396	12,997
XenoPort Inc *	671	3,610
XOMA Corp *	6,446	27,138
Zafgen Inc *	551	10,827
Zeltiq Aesthetics Inc *	2,664	60,286
ZIOPHARM Oncology Inc *	7,374	19,467
Zogenix Inc *	11,498	13,223
ZS Pharma Inc *	546	21,420

		16,441,425

Industrials - 13.9%

AAON Inc	3,867	65,778
Accuride Corp *	3,210	12,166
Aceto Corp	396	7,651
Advanced Drainage Systems Inc *	898	18,813
Aegion Corp *	321	7,142
Aerovironment Inc *	961	28,897
Aircastle Ltd (Bermuda)	1,815	29,693
Albany International Corp ‘A’	293	9,974
Allegiant Travel Co	1,265	156,430
Altra Industrial Motion Corp	2,492	72,667
American Railcar Industries Inc	801	59,210
American Science & Engineering Inc	85	4,707
American Woodmark Corp *	1,143	42,131
Apogee Enterprises Inc	1,579	62,844
Applied Industrial Technologies Inc	1,398	63,819
ARC Document Solutions Inc *	3,833	31,047
ARC Group Worldwide Inc *	279	4,358
ArcBest Corp	2,198	81,985
Argan Inc	435	14,520
Astronics Corp *	1,443	68,802
Astronics Corp ‘B’ *	289	13,708
AZZ Inc	2,363	98,702
Barrett Business Services Inc	665	26,261
Beacon Roofing Supply Inc *	993	25,302
Blount International Inc *	4,538	68,660
Builders FirstSource Inc *	4,212	22,955
Capstone Turbine Corp *	30,486	32,620
Casella Waste Systems Inc ‘A’ *	3,208	12,351
Celadon Group Inc	156	3,034
Cenveo Inc *	1,999	4,937
Chart Industries Inc *	2,817	172,203
CIRCOR International Inc	1,461	98,369
CLARCOR Inc	4,376	276,038
Columbus McKinnon Corp	214	4,706
Comfort Systems USA Inc	651	8,821
Commercial Vehicle Group Inc *	2,476	15,302
Continental Building Products Inc *	1,121	16,367
Corporate Resource Services Inc *	1,551	2,326
Cubic Corp	122	5,710
Curtiss-Wright Corp	1,151	75,874
Deluxe Corp	2,374	130,950
Douglas Dynamics Inc	1,790	34,905
Ducommun Inc *	402	11,019
DXP Enterprises Inc *	1,196	88,121
Dycom Industries Inc *	2,789	85,650
Dynamic Materials Corp	69	1,314
Echo Global Logistics Inc *	2,211	52,069
Encore Wire Corp	1,443	53,521
Energy Recovery Inc *	1,152	4,078
EnerSys	1,036	60,751
Enphase Energy Inc *	1,639	24,569

	Shares	Value
EnPro Industries Inc *	2,092	$126,629
Exponent Inc	1,219	86,403
Forward Air Corp	2,853	127,900
Franklin Covey Co *	552	10,814
Franklin Electric Co Inc	4,065	141,218
FuelCell Energy Inc *	21,436	44,801
Furmanite Corp *	3,464	23,417
GenCorp Inc *	5,543	88,522
Generac Holdings Inc *	6,328	256,537
General Finance Corp *	984	8,728
Global Brass & Copper Holdings Inc	1,787	26,215
GP Strategies Corp *	770	22,114
Graham Corp	942	27,082
Great Lakes Dredge & Dock Corp *	404	2,497
Griffon Corp	742	8,451
H&E Equipment Services Inc	2,882	116,087
Harsco Corp	7,426	158,991
Hawaiian Holdings Inc *	4,178	56,194
Healthcare Services Group Inc	6,455	184,678
Heartland Express Inc	4,986	119,465
HEICO Corp	6,124	285,991
Heritage-Crystal Clean Inc *	760	11,294
Herman Miller Inc	5,437	162,294
Hill International Inc *	2,389	9,556
Hillenbrand Inc	5,784	178,668
HNI Corp	3,831	137,878
Hub Group Inc ‘A’ *	3,378	136,910
Huron Consulting Group Inc *	235	14,328
Hyster-Yale Materials Handling Inc	945	67,681
InnerWorkings Inc *	250	2,022
Insperity Inc	2,081	56,895
Insteel Industries Inc	1,531	31,477
Interface Inc	6,112	98,648
JetBlue Airways Corp *	3,286	34,897
John Bean Technologies Corp	2,686	75,557
Kadant Inc	133	5,194
Kaman Corp	1,297	50,972
Kforce Inc	2,503	48,984
Knight Transportation Inc	5,490	150,371
Knoll Inc	4,447	76,978
Korn/Ferry International *	2,348	58,465
Lindsay Corp	1,006	75,198
Lydall Inc *	1,346	36,355
Manitex International Inc *	1,251	14,124
Marten Transport Ltd	926	16,492
Masonite International Corp * (Canada)	366	20,269
MasTec Inc *	6,041	184,975
Matson Inc	1,384	34,641
Meritor Inc *	4,764	51,689
Miller Industries Inc	51	862
Mistras Group Inc *	1,507	30,743
Mobile Mini Inc	326	11,400
Moog Inc ‘A’ *	305	20,862
MSA Safety Inc	2,713	134,022
Mueller Industries Inc	3,403	97,122
Mueller Water Products Inc ‘A’	14,697	121,691
Multi-Color Corp	534	24,286
NCI Building Systems Inc *	2,581	50,071
NN Inc	1,511	40,374
Norcraft Cos Inc *	664	10,591
Nortek Inc *	829	61,760
Omega Flex Inc	241	4,690
On Assignment Inc *	5,008	134,465
PAM Transportation Services Inc *	43	1,559
Park-Ohio Holdings Corp	808	38,671
Patrick Industries Inc *	731	30,965
Paylocity Holding Corp *	234	4,598
Performant Financial Corp *	2,648	21,396
PGT Inc *	4,375	40,775
Ply Gem Holdings Inc *	1,655	17,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Polypore International Inc *	4,147	$161,360
Power Solutions International Inc *	412	28,428
Preformed Line Products Co	19	1,002
Primoris Services Corp	3,487	93,591
Proto Labs Inc *	2,085	143,865
Quality Distribution Inc *	610	7,796
Quanex Building Products Corp	220	3,980
Quest Resource Holding Corp *	1,300	2,236
Raven Industries Inc	3,344	81,594
RBC Bearings Inc	2,150	121,905
Revolution Lighting Technologies Inc *	2,777	4,665
Rexnord Corp *	6,919	196,846
Roadrunner Transportation Systems Inc *	951	21,673
RPX Corp *	626	8,595
Rush Enterprises Inc ‘A’ *	2,643	88,408
Saia Inc *	2,269	112,452
SIFCO Industries Inc	47	1,415
Simpson Manufacturing Co Inc	270	7,870
SP Plus Corp *	1,328	25,179
Sparton Corp *	940	23,171
Standex International Corp	843	62,500
Steelcase Inc ‘A’	7,596	122,979
Sterling Construction Co Inc *	99	759
Stock Building Supply Holdings Inc *	1,351	21,224
Sun Hydraulics Corp	2,045	76,872
Swift Transportation Co *	7,864	164,987
TAL International Group Inc *	1,107	45,664
Taser International Inc *	4,984	76,953
TCP International Holdings Ltd * (Switzerland)	393	2,995
Team Inc *	1,877	71,157
Teledyne Technologies Inc *	792	74,456
Tennant Co	1,695	113,718
Tetra Tech Inc	391	9,767
Textainer Group Holdings Ltd (Bermuda)	503	15,653
The Advisory Board Co *	3,390	157,940
The Corporate Executive Board Co	3,137	188,440
The ExOne Co *	927	19,365
The Gorman-Rupp Co	1,718	51,609
The Greenbrier Cos Inc	2,549	187,046
Thermon Group Holdings Inc *	2,937	71,722
Titan Machinery Inc *	259	3,364
Trex Co Inc *	3,108	107,444
TriMas Corp *	3,682	89,583
TriNet Group Inc *	438	11,278
TrueBlue Inc *	3,812	96,291
Twin Disc Inc	558	15,044
Universal Truckload Services Inc	383	9,288
US Ecology Inc	1,973	92,257
Vicor Corp *	219	2,059
Wabash National Corp *	6,355	84,649
WageWorks Inc *	3,232	147,153
Watsco Inc	2,381	205,195
Watts Water Technologies Inc ‘A’	162	9,436
Werner Enterprises Inc	874	22,025
Wesco Aircraft Holdings Inc *	792	13,781
West Corp	1,869	55,061
Woodward Inc	4,069	193,766
Xerium Technologies Inc *	1,014	14,815
XPO Logistics Inc *	945	35,598
YRC Worldwide Inc *	486	9,875

		10,928,015

Information Technology - 24.4%

A10 Networks Inc *	1,123	10,231
ACI Worldwide Inc *	10,460	196,230
ADTRAN Inc	2,684	55,103
Advanced Energy Industries Inc *	3,458	64,976
Advent Software Inc	4,735	149,437
Aerohive Networks Inc *	397	3,184

	Shares	Value
Alliance Fiber Optic Products Inc	1,184	$14,717
Ambarella Inc * (Cayman)	2,660	116,162
Amber Road Inc *	735	12,745
American Software Inc ‘A’	2,257	19,907
Amkor Technology Inc *	4,092	34,414
Angie’s List Inc *	4,045	25,767
Anixter International Inc	1,116	94,681
Applied Micro Circuits Corp *	7,170	50,190
Applied Optoelectronics Inc *	1,374	22,121
Aruba Networks Inc *	9,838	212,304
Aspen Technology Inc *	8,465	319,300
AVG Technologies NV * (Netherlands)	3,230	53,553
Badger Meter Inc	1,329	67,048
Bankrate Inc *	559	6,350
Barracuda Networks Inc *	742	19,032
Bazaarvoice Inc *	1,915	14,152
Belden Inc	4,013	256,912
Benefitfocus Inc *	460	12,392
Blackbaud Inc	4,256	167,218
Blackhawk Network Holdings Inc *	4,871	157,820
Borderfree Inc *	488	6,295
Bottomline Technologies de Inc *	3,044	83,984
Brightcove Inc *	2,971	16,578
BroadSoft Inc *	2,646	55,672
Brooks Automation Inc	409	4,299
Cabot Microelectronics Corp *	1,852	76,765
CalAmp Corp *	3,314	58,393
Callidus Software Inc *	4,223	50,760
Carbonite Inc *	1,664	17,039
Cardtronics Inc *	4,125	145,200
Care.com Inc *	603	4,914
Cascade Microtech Inc *	77	780
Cass Information Systems Inc	1,107	45,830
Cavium Inc *	4,860	241,688
ChannelAdvisor Corp *	1,914	31,390
Ciena Corp *	9,685	161,933
Cirrus Logic Inc *	1,717	35,799
Clearfield Inc *	1,019	12,972
Cognex Corp *	7,981	321,395
Coherent Inc *	162	9,942
CommVault Systems Inc *	4,354	219,442
comScore Inc *	3,172	115,493
Comverse Inc *	2,081	46,469
Constant Contact Inc *	2,891	78,462
Control4 Corp *	1,076	13,913
Conversant Inc *	6,173	211,425
Cornerstone OnDemand Inc *	4,894	168,403
Covisint Corp *	81	336
Cray Inc *	3,741	98,164
CSG Systems International Inc	1,350	35,478
CUI Global Inc *	1,205	8,724
Cvent Inc *	1,653	41,937
Cyan Inc *	2,443	7,622
Cypress Semiconductor Corp *	14,562	143,800
Daktronics Inc	2,534	31,143
Dealertrack Technologies Inc *	4,135	179,500
Demandware Inc *	2,764	140,743
Dice Holdings Inc *	1,164	9,754
Digimarc Corp	600	12,426
Diodes Inc *	2,291	54,801
Dot Hill Systems Corp *	5,590	21,130
DTS Inc *	445	11,236
E2open Inc *	2,169	20,193
Electro Rent Corp	140	1,928
Electronics For Imaging Inc *	4,279	189,003
Ellie Mae Inc *	2,593	84,532
Endurance International Group Holdings Inc *	2,781	45,247
EnerNOC Inc *	621	10,532
Entegris Inc *	7,093	81,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Entropic Communications Inc *	554	$1,474
Envestnet Inc *	3,131	140,895
EPAM Systems Inc *	3,278	143,544
Epiq Systems Inc	143	2,511
ePlus Inc *	25	1,401
Euronet Worldwide Inc *	4,708	224,995
EVERTEC Inc	6,052	135,202
Everyday Health Inc *	677	9,458
Exar Corp *	539	4,824
ExlService Holdings Inc *	1,320	32,221
Extreme Networks Inc *	6,153	29,473
Fair Isaac Corp	2,987	164,584
FARO Technologies Inc *	1,380	70,035
FEI Co	3,890	293,384
Finisar Corp *	8,374	139,260
Five9 Inc *	1,003	6,560
FleetMatics Group PLC * (Ireland)	3,439	104,889
Forrester Research Inc	1,032	38,040
Gigamon Inc *	2,255	23,610
Global Eagle Entertainment Inc *	2,651	29,744
Globant SA * (Luxembourg)	437	6,149
Glu Mobile Inc *	7,559	39,080
Gogo Inc *	5,156	86,930
GrubHub Inc *	825	28,248
GT Advanced Technologies Inc *	12,571	136,144
GTT Communications Inc *	1,259	14,995
Guidance Software Inc *	1,638	11,024
Guidewire Software Inc *	6,258	277,480
Harmonic Inc *	1,296	8,217
Heartland Payment Systems Inc	3,332	159,003
Higher One Holdings Inc *	1,525	3,767
iGATE Corp *	3,405	125,032
Immersion Corp *	2,633	22,591
Imperva Inc *	2,064	59,299
Infinera Corp *	9,597	102,400
Infoblox Inc *	4,351	64,177
Information Services Group Inc *	3,115	11,837
Inphi Corp *	2,890	41,558
Integrated Device Technology Inc *	9,022	143,901
Interactive Intelligence Group Inc *	1,546	64,623
InterDigital Inc	3,729	148,489
InvenSense Inc *	6,561	129,449
Ixia *	629	5,749
j2 Global Inc	4,370	215,703
Jive Software Inc *	3,980	23,203
Kofax Ltd * (Bermuda)	6,829	52,856
KVH Industries Inc *	1,105	12,509
Lattice Semiconductor Corp *	10,828	81,210
Lionbridge Technologies Inc *	6,047	27,211
Littelfuse Inc	1,774	151,109
LivePerson Inc *	4,976	62,648
LogMeIn Inc *	2,232	102,828
Luxoft Holding Inc * (United Kingdom)	736	27,379
M/A-COM Technology Solutions Holdings Inc *	1,121	24,483
Manhattan Associates Inc *	6,965	232,770
Marchex Inc ‘B’	3,057	12,687
Marin Software Inc *	2,437	20,958
Marketo Inc *	2,362	76,293
Mavenir Systems Inc *	1,085	13,628
MAXIMUS Inc	6,266	251,455
MaxLinear Inc ‘A’ *	2,597	17,867
Maxwell Technologies Inc *	2,784	24,276
Measurement Specialties Inc *	1,466	125,504
Mesa Laboratories Inc	253	14,618
Methode Electronics Inc	3,486	128,529
Micrel Inc	4,103	49,359
Microsemi Corp *	5,925	150,554
MicroStrategy Inc ‘A’ *	834	109,121
MobileIron Inc *	802	8,934

	Shares	Value
Model N Inc *	1,304	$12,857
Monolithic Power Systems Inc	3,548	156,289
Monotype Imaging Holdings Inc	3,625	102,660
Move Inc *	3,649	76,483
MTS Systems Corp	1,387	94,677
Nanometrics Inc *	1,200	18,120
NetScout Systems Inc *	3,345	153,201
NeuStar Inc ‘A’ *	1,880	46,680
Newport Corp *	3,269	57,927
NIC Inc	5,967	102,752
Nimble Storage Inc *	866	22,490
Numerex Corp ‘A’ *	1,063	11,140
NVE Corp *	191	12,327
OPOWER Inc *	634	11,957
OSI Systems Inc *	421	26,725
Park City Group Inc *	853	8,411
ParkerVision Inc *	8,672	9,886
PDF Solutions Inc *	2,807	35,396
Pegasystems Inc	3,268	62,451
Perficient Inc *	2,055	30,804
Plantronics Inc	3,452	164,937
Plexus Corp *	1,077	39,774
PMC-Sierra Inc *	5,051	37,680
Polycom Inc *	5,827	71,585
Power Integrations Inc	2,797	150,786
Procera Networks Inc *	278	2,663
Proofpoint Inc *	3,406	126,499
PROS Holdings Inc *	2,178	54,886
Q2 Holdings Inc *	808	11,312
QAD Inc ‘A’	463	8,621
Qlik Technologies Inc *	8,264	223,459
Qualys Inc *	1,834	48,784
Quantum Corp *	8,099	9,395
QuickLogic Corp *	4,848	14,496
Rally Software Development Corp *	2,323	27,899
Rambus Inc *	10,466	130,616
RealD Inc *	3,745	35,091
RealPage Inc *	4,777	74,043
Reis Inc	72	1,698
RF Micro Devices Inc *	26,306	303,571
Rocket Fuel Inc *	1,697	26,813
Rogers Corp *	476	26,066
Rubicon Technology Inc *	247	1,050
Ruckus Wireless Inc *	5,998	80,133
Rudolph Technologies Inc *	381	3,448
Sapiens International Corp NV * (Netherlands)	281	2,079
Sapient Corp *	10,571	147,994
Science Applications International Corp	3,897	172,364
SciQuest Inc *	2,545	38,277
Semtech Corp *	6,202	168,384
ShoreTel Inc *	5,758	38,291
Shutterstock Inc *	1,405	100,289
Silicon Graphics International Corp *	3,217	29,693
Silicon Image Inc *	3,674	18,517
Silicon Laboratories Inc *	2,750	111,760
Silver Spring Networks Inc *	3,066	29,587
Sonus Networks Inc *	22,614	77,340
Spansion Inc ‘A’ *	5,569	126,918
Speed Commerce Inc *	3,428	9,427
SPS Commerce Inc *	1,507	80,097
SS&C Technologies Holdings Inc *	6,263	274,883
Stamps.com Inc *	1,196	37,985
Super Micro Computer Inc *	3,169	93,232
Sykes Enterprises Inc *	387	7,732
Synaptics Inc *	3,315	242,658
Synchronoss Technologies Inc *	3,255	149,014
SYNNEX Corp *	293	18,937
Syntel Inc *	1,445	127,073
Take-Two Interactive Software Inc *	623	14,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Tangoe Inc *	3,578	$48,482
TeleTech Holdings Inc *	873	21,458
Tessco Technologies Inc	28	812
Tessera Technologies Inc	2,861	76,045
Textura Corp *	1,728	45,619
The Hackett Group Inc	740	4,410
The Rubicon Project Inc *	651	7,636
The Ultimate Software Group Inc *	2,609	369,200
TiVo Inc *	3,674	47,009
Travelzoo Inc *	669	10,370
TriQuint Semiconductor Inc *	15,744	300,238
TrueCar Inc *	694	12,457
Trulia Inc *	3,167	154,866
TubeMogul Inc *	119	1,369
Tyler Technologies Inc *	3,035	268,294
Ubiquiti Networks Inc *	2,740	102,832
Ultra Clean Holdings Inc *	843	7,545
Ultratech Inc *	471	10,715
Unisys Corp *	2,898	67,842
Universal Display Corp *	3,744	122,204
Unwired Planet Inc *	9,017	16,772
Varonis Systems Inc *	439	9,263
VASCO Data Security International Inc *	2,718	51,044
Verint Systems Inc *	5,192	288,727
ViaSat Inc *	3,812	210,117
Violin Memory Inc *	7,404	36,057
VirnetX Holding Corp *	3,963	23,778
Virtusa Corp *	2,418	85,984
Vistaprint NV * (Netherlands)	3,070	168,205
Vitesse Semiconductor Corp *	4,710	16,956
Vringo Inc *	5,456	5,157
Web.com Group Inc *	4,802	95,848
WebMD Health Corp *	3,561	148,885
WEX Inc *	3,580	394,946
Wix.com Ltd * (Israel)	1,291	20,979
Xcerra Corp *	1,886	18,464
XO Group Inc *	2,504	28,070
Xoom Corp *	2,856	62,689
Zendesk Inc *	977	21,093
Zix Corp *	5,591	19,121

		19,171,917

Materials - 5.1%

A Schulman Inc	632	22,853
Advanced Emissions Solutions Inc *	1,905	40,519
AEP Industries Inc *	354	13,406
Balchem Corp	2,797	158,226
Berry Plastics Group Inc *	4,706	118,779
Boise Cascade Co *	3,636	109,589
Calgon Carbon Corp *	4,917	95,292
Chase Corp	537	16,711
Chemtura Corp *	8,342	194,619
Clearwater Paper Corp *	1,884	113,247
Coeur Mining Inc *	2,558	12,688
Deltic Timber Corp	1,018	63,442
Ferro Corp *	6,630	96,069
Flotek Industries Inc *	4,959	129,281
FutureFuel Corp	361	4,292
Globe Specialty Metals Inc	5,855	106,502
Gold Resource Corp	3,464	17,736
Graphic Packaging Holding Co *	30,093	374,056
Handy & Harman Ltd *	32	840
Hawkins Inc	164	5,897
Haynes International Inc	54	2,483
HB Fuller Co	4,616	183,255
Headwaters Inc *	6,786	85,096
Horsehead Holding Corp *	633	10,464
Innophos Holdings Inc	1,168	64,345
Innospec Inc	461	16,550
KapStone Paper & Packaging Corp *	7,790	217,886

	Shares	Value
Koppers Holdings Inc	1,904	$63,137
Kronos Worldwide Inc	215	2,963
Marrone Bio Innovations Inc *	1,503	3,998
Materion Corp	732	22,450
Minerals Technologies Inc	880	54,305
Myers Industries Inc	2,541	44,823
Neenah Paper Inc	779	41,661
Olympic Steel Inc	163	3,353
OMNOVA Solutions Inc *	4,412	23,692
PH Glatfelter Co	1,490	32,706
PolyOne Corp	8,659	308,087
Quaker Chemical Corp	845	60,578
Rentech Inc *	11,147	19,061
RTI International Metals Inc *	173	4,266
Ryerson Holding Corp *	186	2,381
Schweitzer-Mauduit International Inc	443	18,300
Senomyx Inc *	3,913	32,087
Sensient Technologies Corp	269	14,082
Stepan Co	815	36,170
Stillwater Mining Co *	10,357	155,666
SunCoke Energy Inc *	4,477	100,509
Taminco Corp *	2,200	57,420
Trecora Resources *	1,638	20,278
Trinseo SA * (Luxembourg)	242	3,807
United States Lime & Minerals Inc	169	9,824
US Concrete Inc *	1,286	33,616
US Silica Holdings Inc	4,956	309,800
Walter Energy Inc	1,578	3,693
Wausau Paper Corp	3,632	28,802
Worthington Industries Inc	4,743	176,535
Zep Inc	592	8,300

		3,970,473

Telecommunication Services - 0.7%

8x8 Inc *	2,587	17,281
Cincinnati Bell Inc *	4,810	16,210
Cogent Communications Holdings Inc	4,278	143,784
Consolidated Communications Holdings Inc	2,340	58,617
Enventis Corp	1,224	22,252
FairPoint Communications Inc *	1,482	22,482
General Communication Inc ‘A’ *	3,334	36,374
IDT Corp ‘B’	1,368	21,970
inContact Inc *	5,037	43,797
Inteliquent Inc	2,986	37,176
Intelsat SA * (Luxembourg)	707	12,118
Lumos Networks Corp	1,477	24,001
magicJack VocalTec Ltd * (Israel)	1,557	15,336
NTELOS Holdings Corp	801	8,523
Premiere Global Services Inc *	659	7,888
RingCentral Inc ‘A’ *	2,614	33,224
Shenandoah Telecommunications Co	1,890	46,891

		567,924

Utilities - 0.2%

Abengoa Yield PLC * (United Kingdom)	138	4,910
American States Water Co	227	6,905
Ormat Technologies Inc	635	16,682
Pattern Energy Group Inc	3,633	112,332
SJW Corp	284	7,631
TerraForm Power Inc ‘A’ *	821	23,694
York Water Co	735	14,700

		186,854

Total Common Stocks (Cost $65,109,116)		74,703,557

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 2000 Growth	6,273	813,545

Total Exchange-Traded Fund (Cost $838,409)		813,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $3,062,405; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $3,126,413)	$3,062,405	$3,062,405

Total Short-Term Investment (Cost $3,062,405)		3,062,405

TOTAL INVESTMENTS - 99.8% (Cost $69,016,290)		78,588,315

OTHER ASSETS & LIABILITIES, NET - 0.2%		140,983

NET ASSETS - 100.0%		$78,729,298

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $8,808 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (12/14)	29	($149,694)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$8,808	$-	$-	$8,808
	Common Stocks (1)	74,703,557	74,703,557	-	-
	Exchange-Traded Fund	813,545	813,545	-	-
	Short-Term Investment	3,062,405	-	3,062,405	-

	Total Assets	78,588,315	75,517,102	3,062,405	8,808

Liabilities	Derivatives:
	Equity Contracts
	Futures	(149,694)	(149,694)	-	-

	Total Liabilities	(149,694)	(149,694)	-	-

	Total	$78,438,621	$75,367,408	$3,062,405	$8,808

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$14,246

Total Rights (Cost $0)		14,246

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.9%

Consumer Discretionary - 10.5%

1-800-Flowers.com Inc ‘A’ *	3,199	23,001
2U Inc *	829	12,924
Aeropostale Inc *	11,175	36,766
AH Belo Corp ‘A’	2,594	27,678
AMC Entertainment Holdings Inc ‘A’	2,946	67,729
America’s Car-Mart Inc *	937	37,096
American Eagle Outfitters Inc	27,135	394,000
American Public Education Inc *	128	3,455
Arctic Cat Inc	1,202	41,854
Ascent Capital Group Inc ‘A’ *	1,954	117,631
Barnes & Noble Inc *	5,788	114,255
Beazer Homes USA Inc *	2,202	36,950
bebe stores Inc	3,815	8,851
Belmond Ltd ‘A’ * (Bermuda)	13,602	158,599
Big 5 Sporting Goods Corp	2,723	25,515
Biglari Holdings Inc *	243	82,562
BJ’s Restaurants Inc *	2,544	91,559
Black Diamond Inc *	3,113	23,534
Bob Evans Farms Inc	3,477	164,601
Boyd Gaming Corp *	2,358	23,957
Bravo Brio Restaurant Group Inc *	331	4,293
Bridgepoint Education Inc *	2,273	25,367
Brown Shoe Co Inc	3,190	86,545
Brunswick Corp	6,440	271,382
Build-A-Bear Workshop Inc *	436	5,703
Burlington Stores Inc *	421	16,781
Caesars Acquisition Co ‘A’ *	5,959	56,432
Caesars Entertainment Corp *	6,295	79,191
Callaway Golf Co	10,983	79,517
Career Education Corp *	9,466	48,087
Carriage Services Inc	1,934	33,516
Carrols Restaurant Group Inc *	5,015	35,657
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	9,478	21,325
Century Communities Inc *	318	5,517
Chegg Inc *	10,390	64,834
Churchill Downs Inc	655	63,862
Cinedigm Corp ‘A’ *	7,708	11,947
Citi Trends Inc *	2,211	48,863
Columbia Sportswear Co	1,268	45,369
Cooper Tire & Rubber Co	7,960	228,452
Cooper-Standard Holding Inc *	1,814	113,194
Core-Mark Holding Co Inc	2,896	153,604
Cracker Barrel Old Country Store Inc	157	16,201
Crocs Inc *	10,760	135,361

	Shares	Value
Crown Media Holdings Inc ‘A’ *	1,116	$3,571
CSS Industries Inc	1,346	32,640
Culp Inc	1,144	20,764
Cumulus Media Inc ‘A’ *	6,433	25,925
Daily Journal Corp *	156	28,158
Dana Holding Corp	10,873	208,435
Denny’s Corp *	4,236	29,779
Destination Maternity Corp	1,711	26,418
Destination XL Group Inc *	3,896	18,389
Dex Media Inc *	1,987	18,996
DineEquity Inc	1,427	116,429
Education Management Corp *	2,304	2,511
Einstein Noah Restaurant Group Inc	319	6,431
El Pollo Loco Holdings Inc *	207	7,433
Empire Resorts Inc *	1,931	12,957
Entercom Communications Corp ‘A’ *	3,581	28,755
Entravision Communications Corp ‘A’	502	1,988
Eros International PLC * (United Kingdom)	2,048	29,921
Escalade Inc	987	11,903
Ethan Allen Interiors Inc	3,612	82,354
Express Inc *	11,021	172,038
Federal-Mogul Holdings Corp *	4,058	60,342
Flexsteel Industries Inc	658	22,194
Fred’s Inc ‘A’	5,190	72,660
FTD Cos Inc *	2,422	82,614
Fuel Systems Solutions Inc *	2,079	18,524
Gaiam Inc ‘A’ *	1,898	13,931
Genesco Inc *	3,016	225,446
Global Sources Ltd * (Bermuda)	2,058	13,809
Group 1 Automotive Inc	2,732	198,644
Guess? Inc	8,501	186,767
Harte-Hanks Inc	7,014	44,679
Haverty Furniture Cos Inc	2,854	62,189
Helen of Troy Ltd * (Bermuda)	2,512	131,930
Hemisphere Media Group Inc *	1,040	11,086
hhgregg Inc *	1,028	6,487
Houghton Mifflin Harcourt Co *	15,047	292,514
Hovnanian Enterprises Inc ‘A’ *	16,187	59,406
Iconix Brand Group Inc *	4,234	156,404
International Speedway Corp ‘A’	3,912	123,776
Interval Leisure Group Inc	1,206	22,974
Intrawest Resorts Holdings Inc *	1,740	16,826
Isle of Capri Casinos Inc *	3,188	23,910
ITT Educational Services Inc *	3,213	13,784
JAKKS Pacific Inc *	2,779	19,731
Johnson Outdoors Inc ‘A’	696	18,026
Journal Communications Inc ‘A’ *	6,357	53,590
K12 Inc *	2,822	45,039
KB Home	3,142	46,941
Kirkland’s Inc *	840	13,532
La Quinta Holdings Inc *	1,873	35,568
La-Z-Boy Inc	1,040	20,582
Lands’ End Inc *	2,305	94,782
LeapFrog Enterprises Inc *	9,178	54,976
Lee Enterprises Inc *	7,766	26,249
LGI Homes Inc *	1,619	29,725
Libbey Inc *	176	4,622
Life Time Fitness Inc *	5,376	271,165
Lifetime Brands Inc	1,395	21,357
M/I Homes Inc *	3,431	68,002
MarineMax Inc *	3,516	59,245
Marriott Vacations Worldwide Corp *	3,977	252,182
Martha Stewart Living Omnimedia Inc ‘A’ *	1,065	3,834
MDC Holdings Inc	5,519	139,741
MDC Partners Inc ‘A’ (Canada)	4,516	86,662
Media General Inc *	7,652	100,318
Meredith Corp	4,927	210,876
Meritage Homes Corp *	5,430	192,765
Modine Manufacturing Co *	4,784	56,786
Monarch Casino & Resort Inc *	1,242	14,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Morgans Hotel Group Co *	2,668	$21,531
Movado Group Inc	1,422	47,011
NACCO Industries Inc ‘A’	702	34,910
National CineMedia Inc	6,776	98,320
Nautilus Inc *	1,586	18,984
New Media Investment Group Inc	4,995	83,067
New York & Co Inc *	2,236	6,775
Office Depot Inc *	74,468	382,766
Orbitz Worldwide Inc *	4,071	32,039
Pacific Sunwear of California Inc *	554	997
Penn National Gaming Inc *	11,059	123,971
Perry Ellis International Inc *	1,753	35,674
Quiksilver Inc *	6,930	11,920
ReachLocal Inc *	691	2,495
Reading International Inc ‘A’ *	2,273	19,093
Regis Corp	6,130	97,835
Remy International Inc	1,783	36,605
Rent-A-Center Inc	7,310	221,858
Rentrak Corp *	125	7,618
Ruby Tuesday Inc *	8,684	51,149
Ruth’s Hospitality Group Inc	1,681	18,558
Saga Communications Inc ‘A’	393	13,197
Salem Communications Corp ‘A’	1,649	12,549
Scholastic Corp	3,727	120,457
Scientific Games Corp ‘A’ *	2,429	26,160
Sears Hometown & Outlet Stores Inc *	1,707	26,458
Sequential Brands Group Inc *	465	5,813
SFX Entertainment Inc *	6,267	31,460
Shiloh Industries Inc *	83	1,412
Shoe Carnival Inc	2,147	38,238
Shutterfly Inc *	2,142	104,401
Sizmek Inc *	2,949	22,825
Skechers U.S.A. Inc ‘A’ *	1,436	76,553
Skullcandy Inc *	2,642	20,581
Sonic Automotive Inc ‘A’	5,626	137,893
Sonic Corp *	2,300	51,428
Spartan Motors Inc	4,818	22,500
Speedway Motorsports Inc	1,597	27,245
Sportsman’s Warehouse Holdings Inc *	812	5,469
Stage Stores Inc	4,486	76,755
Standard Motor Products Inc	1,133	39,009
Standard Pacific Corp *	20,457	153,223
Stein Mart Inc	3,923	45,311
Steiner Leisure Ltd * (Bahamas)	2,051	77,097
Stoneridge Inc *	1,048	11,811
Strattec Security Corp	92	7,484
Superior Industries International Inc	3,308	57,989
Systemax Inc *	1,524	19,004
The Bon-Ton Stores Inc	1,948	16,285
The Cato Corp ‘A’	3,286	113,236
The Children’s Place Inc	3,109	148,175
The Dixie Group Inc *	425	3,685
The EW Scripps Co ‘A’ *	4,387	71,552
The Finish Line Inc ‘A’	5,103	127,728
The Marcus Corp	2,562	40,480
The McClatchy Co ‘A’ *	8,795	29,551
The Men’s Wearhouse Inc	1,334	62,991
The New Home Co Inc *	1,098	14,823
The New York Times Co ‘A’	19,194	215,357
The Pep Boys-Manny Moe & Jack *	7,530	67,092
The Ryland Group Inc	6,547	217,622
Tilly’s Inc ‘A’ *	1,421	10,686
Time Inc *	15,313	358,784
Townsquare Media Inc *	248	2,981
TRI Pointe Homes Inc *	18,560	240,166
Tuesday Morning Corp *	1,090	21,151
UCP Inc ‘A’ *	1,017	12,153
Unifi Inc *	2,038	52,784
Universal Technical Institute Inc	3,113	29,107
ValueVision Media Inc ‘A’ *	3,786	19,422

	Shares	Value
Vitamin Shoppe Inc *	2,175	$96,548
VOXX International Corp *	2,853	26,533
WCI Communities Inc *	1,715	31,625
Weight Watchers International Inc	331	9,083
West Marine Inc *	2,328	20,952
Weyco Group Inc	971	24,382
William Lyon Homes ‘A’ *	2,198	48,576
Zumiez Inc *	573	16,101

		12,566,405

Consumer Staples - 2.5%

Alico Inc	346	13,183
Alliance One International Inc *	10,739	21,156
B&G Foods Inc	363	10,001
Boulder Brands Inc *	610	8,314
Central Garden & Pet Co ‘A’ *	5,508	44,284
Chiquita Brands International Inc *	6,639	94,274
Coca-Cola Bottling Co Consolidated	49	3,657
Craft Brew Alliance Inc *	285	4,104
Darling Ingredients Inc *	18,408	337,235
Dean Foods Co	13,239	175,417
Elizabeth Arden Inc *	3,678	61,570
Fresh Del Monte Produce Inc (Cayman)	5,063	161,510
Harbinger Group Inc *	6,882	90,292
Ingles Markets Inc ‘A’	1,892	44,821
Inter Parfums Inc	2,189	60,197
John B Sanfilippo & Son Inc	1,199	38,800
Lancaster Colony Corp	974	83,063
Nature’s Sunshine Products Inc	1,543	22,883
Nutraceutical International Corp *	1,285	26,869
Oil-Dri Corp of America	526	13,713
Omega Protein Corp *	2,989	37,362
Orchids Paper Products Co	191	4,691
Post Holdings Inc *	6,117	202,962
Revlon Inc ‘A’ *	1,245	39,454
Roundy’s Inc	5,262	15,733
Sanderson Farms Inc	468	41,161
Seaboard Corp *	37	98,975
Seneca Foods Corp ‘A’ *	1,186	33,920
Snyder’s-Lance Inc	6,706	177,709
SpartanNash Co	5,316	103,396
SUPERVALU Inc *	28,276	252,787
Synutra International Inc *	196	888
The Andersons Inc	290	18,235
The Chefs’ Warehouse Inc *	438	7,122
The Female Health Co	854	2,980
The Pantry Inc *	3,329	67,346
Tootsie Roll Industries Inc	276	7,725
TreeHouse Foods Inc *	2,811	226,285
Universal Corp	3,138	139,296
Vector Group Ltd	4,070	90,268
Village Super Market Inc ‘A’	868	19,773
Weis Markets Inc	1,543	60,223

		2,963,634

Energy - 6.0%

Adams Resources & Energy Inc	275	12,180
Alon USA Energy Inc	2,710	38,916
Alpha Natural Resources Inc *	31,214	77,411
American Eagle Energy Corp *	4,008	16,313
Amyris Inc *	3,526	13,364
Apco Oil & Gas International Inc * (Cayman)	1,128	14,540
Approach Resources Inc *	3,204	46,458
Arch Coal Inc	29,932	63,456
Ardmore Shipping Corp	2,590	28,231
Aspen Aerogels Inc *	293	2,953
Bill Barrett Corp *	6,996	154,192
BPZ Resources Inc *	8,808	16,823
Bristow Group Inc	4,910	329,952
C&J Energy Services Inc *	895	27,342

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Callon Petroleum Co *	7,572	$66,709
CHC Group Ltd * (Cayman)	4,413	24,713
Clean Energy Fuels Corp *	4,463	34,811
Cloud Peak Energy Inc *	8,595	108,469
Comstock Resources Inc	6,741	125,517
Contango Oil & Gas Co *	2,455	81,604
Dawson Geophysical Co	1,084	19,707
Delek US Holdings Inc	4,014	132,944
DHT Holdings Inc	12,376	76,236
Dorian LPG Ltd *	971	17,303
Eclipse Resources Corp *	2,237	37,179
Emerald Oil Inc *	8,053	49,526
Energy XXI Bermuda Ltd (Bermuda)	13,201	149,831
Era Group Inc *	2,879	62,618
EXCO Resources Inc	13,303	44,432
Exterran Holdings Inc	8,140	360,683
Forest Oil Corp *	14,939	17,479
Forum Energy Technologies Inc *	5,271	161,345
Frontline Ltd * (Bermuda)	8,793	11,079
GasLog Ltd (Bermuda)	4,830	106,308
Gastar Exploration Inc *	473	2,777
Geospace Technologies Corp *	1,672	58,771
Green Plains Inc	778	29,089
Gulf Island Fabrication Inc	1,244	21,397
Gulfmark Offshore Inc ‘A’	3,789	118,785
Halcon Resources Corp *	36,677	145,241
Hallador Energy Co	1,328	15,724
Harvest Natural Resources Inc *	6,067	22,266
Helix Energy Solutions Group Inc *	14,674	323,708
Hercules Offshore Inc *	22,748	50,046
Hornbeck Offshore Services Inc *	5,113	167,348
Independence Contract Drilling Inc *	713	8,378
ION Geophysical Corp *	15,327	42,762
Key Energy Services Inc *	18,553	89,797
Matador Resources Co *	4,483	115,886
McDermott International Inc * (Panama)	33,427	191,202
Midstates Petroleum Co Inc *	5,286	26,694
Miller Energy Resources Inc *	3,742	16,465
Mitcham Industries Inc *	1,783	19,702
Natural Gas Services Group Inc *	1,739	41,858
Navios Maritime Acquisition Corp	11,631	31,520
Newpark Resources Inc *	11,947	148,621
Nordic American Offshore Ltd	1,309	23,065
Nordic American Tankers Ltd (Bermuda)	12,570	99,931
North Atlantic Drilling Ltd (Bermuda)	7,652	50,962
Northern Oil & Gas Inc *	8,608	122,406
Nuverra Environmental Solutions Inc *	2,027	29,898
Pacific Ethanol Inc *	3,143	43,876
Parker Drilling Co *	17,084	84,395
PDC Energy Inc *	4,613	231,988
Penn Virginia Corp *	9,249	117,555
PetroQuest Energy Inc *	925	5,199
PHI Inc *	1,678	69,050
Pioneer Energy Services Corp *	2,564	35,947
Quicksilver Resources Inc *	16,502	9,947
Renewable Energy Group Inc *	4,945	50,192
Resolute Energy Corp *	10,952	68,669
REX American Resources Corp *	168	12,244
Rosetta Resources Inc *	7,458	332,328
RSP Permian Inc *	2,328	59,504
Sanchez Energy Corp *	2,863	75,182
Scorpio Tankers Inc	24,257	201,576
SEACOR Holdings Inc *	2,894	216,471
Ship Finance International Ltd (Bermuda)	8,305	140,521
Stone Energy Corp *	7,811	244,953
Swift Energy Co *	6,207	59,587
Teekay Tankers Ltd ‘A’	8,494	31,683
Tesco Corp (Canada)	4,433	87,995
TETRA Technologies Inc *	11,110	120,210
TransAtlantic Petroleum Ltd * (Bermuda)	1,422	12,784

	Shares	Value
Triangle Petroleum Corp *	4,693	$51,670
VAALCO Energy Inc *	7,047	59,899
Vantage Drilling Co * (Cayman)	29,204	37,089
W&T Offshore Inc	3,106	34,166
Warren Resources Inc *	10,366	54,940
Westmoreland Coal Co *	2,126	79,534

		7,174,077

Financials - 37.6%

1st Source Corp	2,109	60,064
1st United Bancorp Inc	4,053	34,532
Acadia Realty Trust REIT	8,133	224,308
Actua Corp *	5,808	93,044
AG Mortgage Investment Trust Inc REIT	4,087	72,749
Agree Realty Corp REIT	2,188	59,907
Alexander & Baldwin Inc	6,778	243,805
Alexander’s Inc REIT	22	8,226
Altisource Asset Management Corp *	35	23,625
Altisource Residential Corp REIT	8,101	194,424
Ambac Financial Group Inc *	4,747	104,909
American Assets Trust Inc REIT	3,751	123,670
American Capital Mortgage Investment Corp REIT	7,265	136,727
American Equity Investment Life Holding Co	10,352	236,854
American National Bankshares Inc	1,131	25,730
American Realty Capital Healthcare Trust Inc REIT	23,551	246,814
American Residential Properties Inc REIT *	4,537	83,209
Ameris Bancorp	3,562	78,186
AMERISAFE Inc	2,669	104,385
Ames National Corp	1,117	24,965
AmREIT Inc	2,802	64,362
AmTrust Financial Services Inc	1,215	48,381
Anworth Mortgage Asset Corp REIT	18,329	87,796
Apollo Commercial Real Estate Finance Inc REIT	6,657	104,581
Apollo Residential Mortgage Inc REIT	4,498	69,404
Ares Commercial Real Estate Corp REIT	4,112	48,069
Argo Group International Holdings Ltd (Bermuda)	3,697	185,996
Arlington Asset Investment Corp ‘A’	3,015	76,611
Armada Hoffler Properties Inc REIT	3,182	28,893
ARMOUR Residential REIT Inc	49,563	190,818
Arrow Financial Corp	1,537	38,536
Ashford Hospitality Prime Inc REIT	3,570	54,371
Ashford Hospitality Trust Inc REIT	9,916	101,342
Associated Estates Realty Corp REIT	8,227	144,055
Astoria Financial Corp	12,232	151,554
Atlas Financial Holdings Inc * (Cayman)	283	3,917
AV Homes Inc *	1,498	21,946
Aviv REIT Inc	2,630	69,300
Baldwin & Lyons Inc ‘B’	1,286	31,764
Banc of California Inc	3,935	45,764
BancFirst Corp	989	61,872
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,192	128,611
Bancorp Inc *	4,734	40,665
BancorpSouth Inc	13,332	268,506
Bank Mutual Corp	6,606	42,344
Bank of Marin Bancorp	813	37,309
BankFinancial Corp	2,484	25,784
Banner Corp	2,768	106,485
BBCN Bancorp Inc	11,209	163,539
BBX Capital Corp ‘A’ *	1,040	18,127
Beneficial Mutual Bancorp Inc *	4,110	52,526
Berkshire Hills Bancorp Inc	3,554	83,483
BGC Partners Inc ‘A’	17,825	132,440
Blue Hills Bancorp Inc *	3,657	47,980
BNC Bancorp	2,817	44,114
Boston Private Financial Holdings Inc	11,275	139,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Bridge Bancorp Inc	1,565	$37,012
Bridge Capital Holdings *	1,318	29,971
Brookline Bancorp Inc	9,964	85,192
Bryn Mawr Bank Corp	1,933	54,762
C1 Financial Inc *	266	4,823
Calamos Asset Management Inc ‘A’	2,098	23,644
Camden National Corp	1,083	37,905
Campus Crest Communities Inc REIT	9,153	58,579
Capital Bank Financial Corp ‘A’ *	3,403	81,264
Capital City Bank Group Inc	1,437	19,457
Capitol Federal Financial Inc	20,100	237,582
Capstead Mortgage Corp REIT	13,612	166,611
Cardinal Financial Corp	4,284	73,128
CareTrust REIT Inc *	178	2,545
Cascade Bancorp *	3,896	19,675
Cash America International Inc	3,964	173,623
CatchMark Timber Trust Inc ‘A’ REIT	2,441	26,753
Cathay General Bancorp	11,020	273,627
Cedar Realty Trust Inc REIT	11,401	67,266
Centerstate Banks Inc	5,037	52,133
Central Pacific Financial Corp	2,258	40,486
Century Bancorp Inc ‘A’	501	17,345
Chambers Street Properties REIT	33,556	252,677
Charter Financial Corp	2,410	25,787
Chatham Lodging Trust REIT	4,642	107,137
Chemical Financial Corp	4,606	123,855
Chesapeake Lodging Trust REIT	7,594	221,365
CIFC Corp	812	7,349
Citizens & Northern Corp	1,745	33,155
Citizens Inc *	6,037	38,999
City Holding Co	2,209	93,065
Clifton Bancorp Inc	3,801	47,855
CNB Financial Corp	1,966	30,866
CNO Financial Group Inc	30,387	515,364
CoBiz Financial Inc	5,091	56,917
Colony Financial Inc REIT	15,089	337,692
Columbia Banking System Inc	7,404	183,693
Community Bank System Inc	5,715	191,967
Community Trust Bancorp Inc	2,193	73,751
CommunityOne Bancorp *	1,608	14,183
ConnectOne Bancorp Inc	3,189	60,750
Consolidated-Tomoka Land Co	423	20,757
Consumer Portfolio Services Inc *	2,754	17,653
CorEnergy Infrastructure Trust Inc REIT	4,578	34,243
Cousins Properties Inc REIT	30,628	366,005
Cowen Group Inc ‘A’ *	16,343	61,286
Crawford & Co ‘B’	2,997	24,725
CU Bancorp *	1,481	27,843
CubeSmart REIT	20,133	361,991
Customers Bancorp Inc *	3,632	65,231
CVB Financial Corp	14,896	213,758
CyrusOne Inc REIT	4,647	111,714
CYS Investments Inc REIT	23,171	190,929
DCT Industrial Trust Inc REIT	46,198	346,947
DiamondRock Hospitality Co REIT	27,317	346,380
Dime Community Bancshares Inc	4,675	67,320
Donegal Group Inc ‘A’	1,087	16,696
DuPont Fabros Technology Inc REIT	6,168	166,783
Dynex Capital Inc REIT	8,072	65,222
Eagle Bancorp Inc *	806	25,647
EastGroup Properties Inc REIT	444	26,902
Education Realty Trust Inc REIT	15,258	156,852
EMC Insurance Group Inc	755	21,804
Employers Holdings Inc	1,932	37,191
Encore Capital Group Inc *	1,156	51,222
Enstar Group Ltd * (Bermuda)	1,203	163,993
Enterprise Bancorp Inc	987	18,595
Enterprise Financial Services Corp	2,806	46,916
EPR Properties REIT	8,007	405,795
Equity One Inc REIT	8,685	187,857

	Shares	Value
ESB Financial Corp	1,814	$21,188
EverBank Financial Corp	12,583	222,216
Excel Trust Inc REIT	8,773	103,258
Ezcorp Inc ‘A’ *	7,273	72,075
FBL Financial Group Inc ‘A’	1,360	60,792
FBR & Co *	950	26,144
FCB Financial Holdings Inc ‘A’ *	975	22,142
Federal Agricultural Mortgage Corp ‘C’	1,486	47,760
Federated National Holding Co	138	3,876
FelCor Lodging Trust Inc REIT	17,555	164,315
Fidelity & Guaranty Life	1,650	35,228
Fidelity Southern Corp	2,255	30,894
Financial Institutions Inc	1,983	44,578
First American Financial Corp	14,880	403,546
First Bancorp Inc	1,418	23,638
First Bancorp NC	2,815	45,096
First BanCorp PR *	14,603	69,364
First Busey Corp	10,196	56,792
First Business Financial Services Inc	568	24,935
First Citizens BancShares Inc ‘A’	1,060	229,628
First Commonwealth Financial Corp	13,283	111,444
First Community Bancshares Inc	2,225	31,795
First Connecticut Bancorp Inc	2,323	33,684
First Defiance Financial Corp	1,391	37,571
First Financial Bancorp	8,117	128,492
First Financial Bankshares Inc	4,042	112,327
First Financial Corp	1,616	50,015
First Financial Northwest Inc	2,109	21,533
First Industrial Realty Trust Inc REIT	15,259	258,030
First Interstate BancSystem Inc	2,555	67,886
First Merchants Corp	5,082	102,707
First Midwest Bancorp Inc	10,608	170,683
First NBC Bank Holding Co *	2,073	67,891
First Potomac Realty Trust REIT	8,427	99,017
FirstMerit Corp	22,980	404,448
Flagstar Bancorp Inc *	2,765	46,535
Flushing Financial Corp	4,282	78,232
FNB Corp	23,990	287,640
Forestar Group Inc *	4,405	78,057
Fox Chase Bancorp Inc	1,671	27,254
Franklin Financial Corp *	1,421	26,445
Franklin Street Properties Corp REIT	12,765	143,223
FXCM Inc ‘A’	6,284	99,601
Gain Capital Holdings Inc	3,039	19,358
German American Bancorp Inc	1,900	49,039
Getty Realty Corp REIT	3,710	63,070
GFI Group Inc	10,860	58,753
Glacier Bancorp Inc	10,281	265,867
Gladstone Commercial Corp REIT	2,063	35,050
Glimcher Realty Trust REIT	3,180	43,057
Global Indemnity PLC * (Ireland)	1,153	29,090
Government Properties Income Trust REIT	9,602	210,380
Gramercy Property Trust Inc REIT	16,659	95,956
Great Southern Bancorp Inc	1,420	43,083
Green Bancorp Inc *	433	7,426
Green Dot Corp ‘A’ *	4,410	93,227
Greenlight Capital Re Ltd ‘A’ * (Cayman)	4,032	130,677
Guaranty Bancorp	2,036	27,506
Hallmark Financial Services Inc *	1,936	19,960
Hampton Roads Bankshares Inc *	3,798	5,811
Hancock Holding Co	11,385	364,889
Hanmi Financial Corp	4,388	88,462
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	3,077	42,524
Hatteras Financial Corp REIT	13,468	241,885
HCI Group Inc	455	16,375
Healthcare Realty Trust Inc REIT	13,380	316,838
Heartland Financial USA Inc	2,237	53,420
Heritage Commerce Corp	2,931	24,064
Heritage Financial Corp	4,251	67,336

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Heritage Oaks Bancorp	3,344	$23,408
Hersha Hospitality Trust REIT	28,415	181,004
Highwoods Properties Inc REIT	12,650	492,085
Hilltop Holdings Inc *	9,527	191,016
Home BancShares Inc	1,498	44,056
Home Loan Servicing Solutions Ltd (Cayman)	9,762	206,857
HomeStreet Inc	2,140	36,573
HomeTrust Bancshares Inc *	2,955	43,173
Horace Mann Educators Corp	5,755	164,075
Horizon Bancorp	1,349	31,081
Hudson Pacific Properties Inc REIT	7,789	192,077
Hudson Valley Holding Corp	2,142	38,877
Iberiabank Corp	4,334	270,918
Independence Holding Co	977	12,984
Independent Bank Corp MA	3,354	119,805
Independent Bank Corp MI	2,543	30,313
Independent Bank Group Inc	743	35,255
Infinity Property & Casualty Corp	1,026	65,674
Inland Real Estate Corp REIT	12,503	123,905
International Bancshares Corp	7,652	188,737
INTL. FCStone Inc *	1,721	29,808
Invesco Mortgage Capital Inc REIT	17,267	271,437
Investment Technology Group Inc *	5,099	80,360
Investors Bancorp Inc	43,928	444,991
Investors Real Estate Trust REIT	15,144	116,609
iStar Financial Inc REIT *	11,969	161,581
Janus Capital Group Inc	20,812	302,606
JG Wentworth Co *	1,770	21,930
Kansas City Life Insurance Co	551	24,437
KCG Holdings Inc ‘A’ *	6,249	63,302
Kearny Financial Corp *	1,674	22,314
Kemper Corp	6,415	219,072
Kennedy-Wilson Holdings Inc	9,311	223,092
Kite Realty Group Trust REIT	4,719	114,389
Ladder Capital Corp ‘A’ *	2,172	41,051
Lakeland Bancorp Inc	5,419	52,889
Lakeland Financial Corp	2,323	87,112
LaSalle Hotel Properties REIT	14,565	498,706
Lexington Realty Trust REIT	28,724	281,208
LTC Properties Inc REIT	4,936	182,089
Macatawa Bank Corp	3,449	16,555
Mack-Cali Realty Corp REIT	12,384	236,658
Maiden Holdings Ltd (Bermuda)	6,424	71,178
MainSource Financial Group Inc	2,797	48,248
Manning & Napier Inc	2,006	33,681
Marlin Business Services Corp	1,144	20,958
MB Financial Inc	9,182	254,158
Meadowbrook Insurance Group Inc	7,110	41,593
Medical Properties Trust Inc REIT	24,137	295,920
Mercantile Bank Corp	2,380	45,339
Merchants Bancshares Inc	698	19,677
Meta Financial Group Inc	898	31,663
Metro Bancorp Inc *	2,026	49,130
MGIC Investment Corp *	27,557	215,220
MidSouth Bancorp Inc	1,162	21,729
MidWestOne Financial Group Inc	973	22,389
Moelis & Co	937	31,999
Monmouth Real Estate Investment Corp REIT	8,033	81,294
Montpelier Re Holdings Ltd (Bermuda)	5,573	173,265
National Bank Holdings Corp ‘A’	5,795	110,800
National Bankshares Inc	979	27,177
National General Holdings Corp	4,993	84,332
National Interstate Corp	807	22,515
National Penn Bancshares Inc	16,537	160,574
National Western Life Insurance Co ‘A’	311	76,820
NBT Bancorp Inc	6,136	138,183
Nelnet Inc ‘A’	2,932	126,340
New Residential Investment Corp REIT	40,165	234,162

	Shares	Value
New York Mortgage Trust Inc REIT	13,098	$94,699
New York REIT Inc	22,673	233,078
NewBridge Bancorp *	4,789	36,349
NewStar Financial Inc *	3,677	41,329
Nicholas Financial Inc (Canada)	1,557	18,046
NMI Holdings Inc ‘A’ *	7,065	61,112
Northfield Bancorp Inc	6,997	95,299
Northrim BanCorp Inc	937	24,765
Northwest Bancshares Inc	13,290	160,809
OceanFirst Financial Corp	1,876	29,847
OFG Bancorp	6,388	95,692
Old Line Bancshares Inc	1,243	19,242
Old National Bancorp	15,782	204,693
OmniAmerican Bancorp Inc	1,649	42,858
One Liberty Properties Inc REIT	1,803	36,475
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	2,887	44,489
Oppenheimer Holdings Inc ‘A’	1,439	29,140
Opus Bank *	744	22,789
Oritani Financial Corp	6,353	89,514
Owens Realty Mortgage Inc REIT	1,595	22,729
Pacific Continental Corp	2,430	31,226
Pacific Premier Bancorp Inc *	2,544	35,743
Palmetto Bancshares Inc	729	10,308
Park National Corp	1,793	135,228
Park Sterling Corp	6,196	41,079
Parkway Properties Inc REIT	10,829	203,369
Peapack Gladstone Financial Corp	1,632	28,560
Pebblebrook Hotel Trust REIT	9,389	350,585
Penns Woods Bancorp Inc	706	29,829
Pennsylvania REIT	9,536	190,148
PennyMac Financial Services Inc ‘A’ *	727	10,651
PennyMac Mortgage Investment Trust REIT	8,472	181,555
Peoples Bancorp Inc	1,493	35,459
Peoples Financial Services Corp	1,038	47,738
PHH Corp *	7,937	177,471
Physicians Realty Trust REIT	6,243	85,654
PICO Holdings Inc *	3,218	64,199
Pinnacle Financial Partners Inc	5,010	180,861
Piper Jaffray Cos *	2,301	120,204
Platinum Underwriters Holdings Ltd (Bermuda)	3,749	228,202
Preferred Bank *	1,672	37,653
Primerica Inc	7,587	365,845
PrivateBancorp Inc	9,948	297,545
Prosperity Bancshares Inc	9,710	555,121
Provident Financial Services Inc	8,503	139,194
PS Business Parks Inc REIT	1,363	103,779
Radian Group Inc	21,328	304,137
RAIT Financial Trust REIT	11,576	86,010
Ramco-Gershenson Properties Trust REIT	10,638	172,867
RE/MAX Holdings Inc ‘A’	1,521	45,219
Redwood Trust Inc REIT	11,545	191,416
Regional Management Corp *	1,614	28,971
Renasant Corp	4,417	119,480
Republic Bancorp Inc ‘A’	1,392	32,976
Republic First Bancorp Inc *	3,990	15,521
Resource America Inc ‘A’	1,794	16,702
Resource Capital Corp REIT	18,638	90,767
Retail Opportunity Investments Corp REIT	12,678	186,367
Rexford Industrial Realty Inc REIT	6,329	87,593
RLI Corp	5,975	258,658
RLJ Lodging Trust REIT	18,243	519,378
Rouse Properties Inc REIT	5,215	84,327
Ryman Hospitality Properties Inc REIT	3,019	142,799
S&T Bancorp Inc	4,175	97,945
Sabra Health Care REIT Inc	450	10,944
Safeguard Scientifics Inc *	2,927	53,857
Safety Insurance Group Inc	1,839	99,140
Sandy Spring Bancorp Inc	3,473	79,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Saul Centers Inc REIT	193	$9,021
Seacoast Banking Corp of Florida *	2,778	30,364
Select Income REIT	5,253	126,335
Selective Insurance Group Inc	7,953	176,079
ServisFirst Bancshares Inc	186	5,357
Sierra Bancorp	1,693	28,375
Silver Bay Realty Trust Corp REIT	4,444	72,037
Simmons First National Corp ‘A’	2,292	88,288
South State Corp	3,387	189,401
Southside Bancshares Inc	2,659	88,412
Southwest Bancorp Inc	2,850	46,740
Sovran Self Storage Inc REIT	624	46,401
Springleaf Holdings Inc *	3,457	110,382
Square 1 Financial Inc ‘A’ *	509	9,788
STAG Industrial Inc REIT	6,798	140,787
Starwood Waypoint Residential Trust REIT	5,558	144,564
State Auto Financial Corp	2,183	44,773
State Bank Financial Corp	4,528	73,535
Sterling Bancorp	11,788	150,769
Stewart Information Services Corp	3,053	89,606
Stifel Financial Corp *	9,111	427,215
Stock Yards Bancorp Inc	2,064	62,126
Stonegate Bank	1,418	36,514
Stonegate Mortgage Corp *	1,814	23,564
Strategic Hotels & Resorts Inc REIT *	8,238	95,973
Suffolk Bancorp	1,560	30,280
Summit Hotel Properties Inc REIT	12,028	129,662
Sun Bancorp Inc *	1,110	20,102
Sunstone Hotel Investors Inc REIT	28,685	396,427
Susquehanna Bancshares Inc	25,945	259,450
SWS Group Inc *	4,063	27,994
Symetra Financial Corp	10,598	247,251
Talmer Bancorp Inc ‘A’	2,592	35,847
Tejon Ranch Co *	1,783	49,995
Terreno Realty Corp REIT	4,736	89,179
Territorial Bancorp Inc	1,307	26,519
Texas Capital Bancshares Inc *	3,923	226,279
The Bank of Kentucky Financial Corp	857	39,619
The First of Long Island Corp	1,105	38,067
The Geo Group Inc REIT	10,039	383,691
The Navigators Group Inc *	1,487	91,450
The Phoenix Cos Inc *	803	45,016
The St Joe Co *	351	6,995
Third Point Reinsurance Ltd * (Bermuda)	8,092	117,739
Tiptree Financial Inc ‘A’ *	928	7,665
Tompkins Financial Corp	2,101	92,612
TowneBank	4,133	56,126
Trade Street Residential Inc REIT	2,403	17,157
Tree.com Inc *	451	16,186
Trico Bancshares	2,288	51,755
Tristate Capital Holdings Inc *	3,189	28,924
TrustCo Bank Corp NY	13,319	85,774
Trustmark Corp	9,483	218,441
UMB Financial Corp	5,216	284,533
UMH Properties Inc REIT	2,442	23,199
Umpqua Holdings Corp	23,185	381,857
Union Bankshares Corp	6,514	150,473
United Bankshares Inc	9,528	294,701
United Community Banks Inc	7,060	116,208
United Community Financial Corp	7,271	34,028
United Financial Bancorp Inc	6,245	79,249
United Fire Group Inc	2,919	81,061
United Insurance Holdings Corp	189	2,835
Universal Insurance Holdings Inc	223	2,883
Univest Corp of Pennsylvania	2,331	43,706
Urstadt Biddle Properties Inc ‘A’ REIT	1,274	25,862
Valley National Bancorp	27,884	270,196
ViewPoint Financial Group Inc	5,030	120,418
Walker & Dunlop Inc *	2,666	35,431
Walter Investment Management Corp *	5,347	117,367

	Shares	Value
Washington Federal Inc	14,001	$285,060
Washington REIT	9,273	235,349
Washington Trust Bancorp Inc	2,067	68,190
Waterstone Financial Inc	4,836	55,856
Webster Financial Corp	12,545	365,561
WesBanco Inc	3,685	112,724
West Bancorp Inc	2,382	33,658
Westamerica Bancorp	3,696	171,938
Western Alliance Bancorp *	4,965	118,663
Western Asset Mortgage Capital Corp REIT	6,089	89,995
Whitestone REIT	3,307	46,100
Wilshire Bancorp Inc	9,947	91,811
Wintrust Financial Corp	6,440	287,675
WSFS Financial Corp	1,259	90,157
Yadkin Financial Corp *	2,871	52,137

		44,952,853

Health Care - 4.7%

ACADIA Pharmaceuticals Inc *	827	20,477
Achillion Pharmaceuticals Inc *	10,843	108,213
Addus HomeCare Corp *	858	16,817
Adeptus Health Inc ‘A’ *	306	7,619
Affymetrix Inc *	7,735	61,725
Agenus Inc *	1,677	5,215
Albany Molecular Research Inc *	3,348	73,890
Alliance HealthCare Services Inc *	476	10,762
Almost Family Inc *	1,159	31,490
AMAG Pharmaceuticals Inc *	1,072	34,208
Amedisys Inc *	3,866	77,977
AMN Healthcare Services Inc *	6,472	101,610
Amsurg Corp *	4,642	232,332
Anacor Pharmaceuticals Inc *	2,975	72,798
Analogic Corp	1,748	111,802
AngioDynamics Inc *	3,496	47,965
Array BioPharma Inc *	3,240	11,567
AtriCure Inc *	935	13,763
Avalanche Biotechnologies Inc *	86	2,940
Bio-Reference Laboratories Inc *	229	6,426
BioCryst Pharmaceuticals Inc *	1,909	18,670
BioScrip Inc *	9,715	67,131
BioTelemetry Inc *	1,399	9,387
Castlight Health Inc ‘B’ *	315	4,076
Catalent Inc *	669	16,745
Celldex Therapeutics Inc *	1,122	14,541
Cellular Dynamics International Inc *	65	457
ChemoCentryx Inc *	3,565	16,043
CONMED Corp	3,837	141,355
Cross Country Healthcare Inc *	4,161	38,656
CryoLife Inc	4,029	39,766
Cynosure Inc ‘A’ *	2,086	43,806
Cytokinetics Inc *	4,567	16,076
Cytori Therapeutics Inc *	2,851	1,927
CytRx Corp *	5,266	13,376
Derma Sciences Inc *	3,002	25,007
Dynavax Technologies Corp *	37,346	53,405
Emergent Biosolutions Inc *	3,605	76,823
Exactech Inc *	1,419	32,481
Five Star Quality Care Inc *	6,256	23,585
Geron Corp *	22,288	44,576
Greatbatch Inc *	3,507	149,433
Haemonetics Corp *	6,590	230,123
Hanger Inc *	4,991	102,415
HealthEquity Inc *	845	15,472
HealthSouth Corp	2,902	107,084
Healthways Inc *	2,158	34,571
Hyperion Therapeutics Inc *	366	9,231
ICU Medical Inc *	1,818	116,679
Idera Pharmaceuticals Inc *	981	2,247
Immunomedics Inc *	1,294	4,814
Impax Laboratories Inc *	7,836	185,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Imprivata Inc *	201	$3,120
Inovio Pharmaceuticals Inc *	882	8,688
Integra LifeSciences Holdings Corp *	2,085	103,499
Intersect ENT Inc *	276	4,278
Invacare Corp	4,545	53,676
IPC The Hospitalist Co Inc *	1,044	46,761
Kindred Healthcare Inc	8,961	173,843
Kite Pharma Inc *	117	3,335
Lexicon Pharmaceuticals Inc *	3,722	5,248
LHC Group Inc *	1,773	41,134
Magellan Health Inc *	3,892	213,009
MedAssets Inc *	477	9,883
Merit Medical Systems Inc *	6,090	72,349
Merrimack Pharmaceuticals Inc *	730	6,409
National Healthcare Corp	1,460	81,045
National Research Corp ‘A’ *	234	3,044
Navidea Biopharmaceuticals Inc *	4,375	5,775
Nektar Therapeutics *	7,762	93,687
NeoStem Inc *	1,675	9,263
NPS Pharmaceuticals Inc *	984	25,584
NuVasive Inc *	1,124	39,194
Omeros Corp *	295	3,752
OraSure Technologies Inc *	7,411	53,507
Orthofix International NV * (Netherlands)	2,600	80,496
Osiris Therapeutics Inc *	216	2,719
Otonomy Inc *	121	2,904
OvaScience Inc *	2,240	37,184
Owens & Minor Inc	8,657	283,430
Peregrine Pharmaceuticals Inc *	1,649	2,243
PharMerica Corp *	4,250	103,828
PhotoMedex Inc *	1,712	10,614
Progenics Pharmaceuticals Inc *	7,625	39,574
Prothena Corp PLC * (Ireland)	2,707	59,987
PTC Therapeutics Inc *	369	16,240
Radius Health Inc *	154	3,234
RadNet Inc *	428	2,833
Revance Therapeutics Inc *	528	10,206
Rigel Pharmaceuticals Inc *	11,697	22,692
Rockwell Medical Inc *	5,169	47,245
RTI Surgical Inc *	7,632	36,481
Sagent Pharmaceuticals Inc *	684	21,272
SciClone Pharmaceuticals Inc *	2,917	20,098
Select Medical Holdings Corp	684	8,229
Skilled Healthcare Group Inc ‘A’ *	1,656	10,930
Spectrum Pharmaceuticals Inc *	7,131	58,046
Surgical Care Affiliates Inc *	104	2,780
SurModics Inc *	1,628	29,565
Symmetry Medical Inc *	5,313	53,608
T2 Biosystems Inc *	167	3,021
The Ensign Group Inc	263	9,152
The Medicines Co *	800	17,856
Theravance Biopharma Inc * (Cayman)	172	3,965
Theravance Inc	608	10,391
Threshold Pharmaceuticals Inc *	738	2,664
Tornier NV * (Netherlands)	5,035	120,337
TransEnterix Inc *	3,420	14,911
Triple-S Management Corp ‘B’ *	3,554	70,725
Trupanion Inc *	1,052	8,942
Unilife Corp *	2,327	5,340
Universal American Corp *	5,984	48,111
Verastem Inc *	2,413	20,559
WellCare Health Plans Inc *	5,381	324,690
Wright Medical Group Inc *	3,727	112,928
XenoPort Inc *	7,315	39,355
XOMA Corp *	1,987	8,365
Zafgen Inc *	153	3,006
ZS Pharma Inc *	91	3,570

		5,559,755

	Shares	Value
Industrials - 12.2%

AAR Corp	5,573	$134,588
ABM Industries Inc	7,848	201,615
Acacia Research Corp	7,085	109,676
ACCO Brands Corp *	16,158	111,490
Accuride Corp *	365	1,383
Aceto Corp	3,448	66,615
Actuant Corp ‘A’	9,833	300,103
Advanced Drainage Systems Inc *	693	14,518
Aegion Corp *	4,864	108,224
Aerovironment Inc *	1,253	37,678
Air Transport Services Group Inc *	7,378	53,712
Aircastle Ltd (Bermuda)	6,406	104,802
Alamo Group Inc	1,010	41,410
Albany International Corp ‘A’	3,502	119,208
Ameresco Inc ‘A’ *	2,794	19,139
American Railcar Industries Inc	88	6,505
American Science & Engineering Inc	971	53,774
Apogee Enterprises Inc	1,672	66,546
Applied Industrial Technologies Inc	3,729	170,229
ArcBest Corp	285	10,631
Argan Inc	1,096	36,584
Astec Industries Inc	2,648	96,573
Atlas Air Worldwide Holdings Inc *	3,567	117,782
Baltic Trading Ltd	6,998	28,972
Barnes Group Inc	7,622	231,328
Beacon Roofing Supply Inc *	5,448	138,815
Brady Corp ‘A’	6,739	151,223
Briggs & Stratton Corp	6,568	118,355
CAI International Inc *	2,255	43,634
Casella Waste Systems Inc ‘A’ *	936	3,604
CBIZ Inc *	5,944	46,779
CDI Corp	1,870	27,152
Ceco Environmental Corp	2,974	39,852
Celadon Group Inc	2,798	54,421
Cenveo Inc *	4,506	11,130
CIRCOR International Inc	243	16,361
Civeo Corp	13,058	151,603
CLARCOR Inc	373	23,529
Columbus McKinnon Corp	2,501	54,997
Comfort Systems USA Inc	4,308	58,373
CRA International Inc *	1,413	35,933
Cubic Corp	2,741	128,279
Curtiss-Wright Corp	4,968	327,491
Deluxe Corp	3,416	188,427
DigitalGlobe Inc *	10,514	299,649
Douglas Dynamics Inc	406	7,917
Ducommun Inc *	915	25,080
Dycom Industries Inc *	514	15,785
Dynamic Materials Corp	1,856	35,357
EMCOR Group Inc	9,297	371,508
Encore Wire Corp	671	24,887
Energy Recovery Inc *	3,677	13,017
EnerSys	4,932	289,213
Engility Holdings Inc *	2,479	77,270
Ennis Inc	3,698	48,703
Erickson Inc *	794	10,314
ESCO Technologies Inc	3,730	129,729
Esterline Technologies Corp *	4,438	493,816
Federal Signal Corp	8,855	117,240
Franklin Covey Co *	622	12,185
Franklin Electric Co Inc	457	15,876
FreightCar America Inc	1,695	56,444
FTI Consulting Inc *	5,648	197,454
G&K Services Inc ‘A’	2,803	155,230
General Cable Corp	6,860	103,449
Gibraltar Industries Inc *	4,339	59,401
Global Brass & Copper Holdings Inc	347	5,091
Global Power Equipment Group Inc	2,436	36,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
GP Strategies Corp *	478	$13,728
GrafTech International Ltd *	16,567	75,877
Granite Construction Inc	5,501	174,987
Great Lakes Dredge & Dock Corp *	7,781	48,087
Griffon Corp	4,467	50,879
Heidrick & Struggles International Inc	2,596	53,322
Heritage-Crystal Clean Inc *	81	1,204
Hill International Inc *	647	2,588
HNI Corp	450	16,196
Houston Wire & Cable Co	2,547	30,513
Hurco Cos Inc	892	33,593
Huron Consulting Group Inc *	2,903	176,996
ICF International Inc *	2,822	86,889
InnerWorkings Inc *	4,682	37,877
Insteel Industries Inc	155	3,187
International Shipholding Corp	815	14,580
JetBlue Airways Corp *	29,756	316,009
Kadant Inc	1,364	53,264
Kaman Corp	1,729	67,950
Kelly Services Inc ‘A’	3,865	60,565
Kimball International Inc ‘B’	4,758	71,608
Knightsbridge Tankers Ltd (Bermuda)	4,738	41,931
Korn/Ferry International *	3,415	85,034
Kratos Defense & Security Solutions Inc *	6,301	41,335
Layne Christensen Co *	2,815	27,334
LB Foster Co ‘A’	1,433	65,832
Lindsay Corp	303	22,649
LMI Aerospace Inc *	1,573	20,134
LSI Industries Inc	3,028	18,380
Lydall Inc *	325	8,778
Marten Transport Ltd	1,873	33,358
Masonite International Corp * (Canada)	3,514	194,605
Matson Inc	3,955	98,994
Matthews International Corp ‘A’	4,179	183,416
McGrath RentCorp	3,637	124,385
Meritor Inc *	6,547	71,035
Miller Industries Inc	1,520	25,688
Mobile Mini Inc	5,917	206,918
Moog Inc ‘A’ *	5,703	390,085
Mueller Industries Inc	2,547	72,691
Multi-Color Corp	933	42,433
MYR Group Inc *	2,956	71,180
National Presto Industries Inc	657	39,886
Navigant Consulting Inc *	6,958	96,786
Navios Maritime Holdings Inc	11,201	67,206
NL Industries Inc	924	6,801
NN Inc	184	4,916
Northwest Pipe Co *	1,330	45,353
Orbital Sciences Corp *	8,420	234,076
Orion Marine Group Inc *	3,892	38,842
PAM Transportation Services Inc *	325	11,781
Patriot Transportation Holding Inc *	884	29,985
Paylocity Holding Corp *	772	15,170
Pendrell Corp *	23,594	31,616
Performant Financial Corp *	303	2,448
Pike Corp *	3,918	46,585
Plug Power Inc *	23,564	108,159
Ply Gem Holdings Inc *	519	5,626
Powell Industries Inc	1,303	53,241
PowerSecure International Inc *	3,238	31,020
Preformed Line Products Co	336	17,727
Quad/Graphics Inc	3,904	75,152
Quality Distribution Inc *	2,929	37,433
Quanex Building Products Corp	4,931	89,202
Republic Airways Holdings Inc *	7,081	78,670
Resources Connection Inc	5,486	76,475
Revolution Lighting Technologies Inc *	281	472
Roadrunner Transportation Systems Inc *	2,508	57,157
RPX Corp *	6,597	90,577
Rush Enterprises Inc ‘A’ *	764	25,556

	Shares	Value
Safe Bulkers Inc	5,527	$36,810
Scorpio Bulkers Inc *	18,966	110,382
SIFCO Industries Inc	250	7,525
Simpson Manufacturing Co Inc	5,423	158,080
SkyWest Inc	7,098	55,222
SP Plus Corp *	156	2,958
Standex International Corp	486	36,032
Sterling Construction Co Inc *	2,501	19,183
TAL International Group Inc *	3,161	130,391
Teledyne Technologies Inc *	4,028	378,672
Tetra Tech Inc	8,570	214,079
Textainer Group Holdings Ltd (Bermuda)	2,298	71,514
The Brink’s Co	6,824	164,049
The KEYW Holding Corp *	4,625	51,199
Titan International Inc	6,267	74,076
Titan Machinery Inc *	1,975	25,655
TriMas Corp *	694	16,885
TriNet Group Inc *	1,558	40,119
Tutor Perini Corp *	5,256	138,758
Twin Disc Inc	317	8,546
Ultrapetrol Bahamas Ltd * (Bahamas)	3,597	11,223
UniFirst Corp	2,072	200,135
United Stationers Inc	5,537	208,025
Universal Forest Products Inc	2,817	120,314
Universal Truckload Services Inc	320	7,760
USA Truck Inc *	810	14,199
UTi Worldwide Inc * (United Kingdom)	12,933	137,478
Viad Corp	2,908	60,050
Vicor Corp *	1,902	17,879
VSE Corp	565	27,696
Watts Water Technologies Inc ‘A’	3,752	218,554
Werner Enterprises Inc	4,947	124,664
Wesco Aircraft Holdings Inc *	6,218	108,193
West Corp	2,578	75,948
Woodward Inc	3,087	147,003
XPO Logistics Inc *	5,841	220,030
YRC Worldwide Inc *	3,691	75,001

		14,632,253

Information Technology - 9.4%

A10 Networks Inc *	236	2,150
Actuate Corp *	6,761	26,368
Acxiom Corp *	10,634	175,993
ADTRAN Inc	3,800	78,014
Advanced Energy Industries Inc *	493	9,263
Aerohive Networks Inc *	679	5,446
Agilysys Inc *	1,948	22,850
Alpha & Omega Semiconductor Ltd * (Bermuda)	3,146	29,572
Amber Road Inc *	177	3,069
Amkor Technology Inc *	5,792	48,711
Anixter International Inc	2,111	179,097
Audience Inc *	1,849	13,683
Axcelis Technologies Inc *	14,745	29,343
Bankrate Inc *	8,576	97,423
Bazaarvoice Inc *	4,234	31,289
Bel Fuse Inc ‘B’	1,460	36,120
Benchmark Electronics Inc *	7,584	168,441
Black Box Corp	2,192	51,117
Blucora Inc *	6,028	91,867
Bottomline Technologies de Inc *	842	23,231
Brooks Automation Inc	8,720	91,647
Cabot Microelectronics Corp *	514	21,305
CACI International Inc ‘A’ *	3,244	231,200
Calix Inc *	5,872	56,195
Cascade Microtech Inc *	1,562	15,823
CEVA Inc *	3,008	40,428
Checkpoint Systems Inc *	5,900	72,157
CIBER Inc *	11,109	38,104
Cirrus Logic Inc *	6,156	128,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Coherent Inc *	3,252	$199,575
Cohu Inc	3,616	43,283
Computer Task Group Inc	2,190	24,309
Compuware Corp	30,287	321,345
Comtech Telecommunications Corp	2,155	80,058
Convergys Corp	13,951	248,607
Covisint Corp *	899	3,731
CSG Systems International Inc	2,786	73,216
CTS Corp	4,756	75,573
CUI Global Inc *	933	6,755
Daktronics Inc	1,543	18,963
Datalink Corp *	2,851	30,306
Dealertrack Technologies Inc *	1,233	53,525
Demand Media Inc *	1,162	10,284
Dice Holdings Inc *	3,800	31,844
Digi International Inc *	3,455	25,912
Digital River Inc *	4,633	67,271
Diodes Inc *	1,645	39,348
DSP Group Inc *	2,558	22,689
DTS Inc *	1,743	44,011
EarthLink Holdings Corp	14,440	49,385
Eastman Kodak Co *	2,483	54,551
Ebix Inc	4,362	61,853
Electro Rent Corp	2,183	30,060
Electro Scientific Industries Inc	3,309	22,468
Emulex Corp *	9,432	46,594
EnerNOC Inc *	2,858	48,472
Entegris Inc *	8,767	100,820
Entropic Communications Inc *	11,054	29,404
Epiq Systems Inc	4,175	73,313
ePlus Inc *	698	39,123
Everyday Health Inc *	162	2,263
Exar Corp *	4,809	43,041
ExlService Holdings Inc *	2,625	64,076
Extreme Networks Inc *	4,145	19,855
Fabrinet * (Cayman)	5,030	73,438
Fairchild Semiconductor International Inc *	17,272	268,234
FARO Technologies Inc *	300	15,225
Finisar Corp *	804	13,371
FormFactor Inc *	7,776	55,754
Gerber Scientific Inc Escrow Shares * +	1,382	-
Global Cash Access Holdings Inc *	9,261	62,512
Global Eagle Entertainment Inc *	1,217	13,655
Globant SA * (Luxembourg)	232	3,264
Glu Mobile Inc *	1,415	7,316
GSI Group Inc * (Canada)	4,279	49,166
Harmonic Inc *	11,570	73,354
Higher One Holdings Inc *	2,906	7,178
II-VI Inc *	7,486	88,110
Infinera Corp *	2,476	26,419
Infoblox Inc *	984	14,514
Insight Enterprises Inc *	5,768	130,530
Integrated Device Technology Inc *	5,014	79,973
Integrated Silicon Solution Inc	4,285	58,876
Internap Network Services Corp *	7,453	51,426
International Rectifier Corp *	9,915	389,065
Intersil Corp ‘A’	17,667	251,048
Intevac Inc *	3,506	23,385
Intralinks Holdings Inc *	5,599	45,352
Itron Inc *	5,531	217,424
Ixia *	7,204	65,845
IXYS Corp	3,471	36,445
Kemet Corp *	6,595	27,171
Kopin Corp *	9,109	30,971
KVH Industries Inc *	533	6,034
Limelight Networks Inc *	7,739	18,071
Liquidity Services Inc *	3,433	47,204
Littelfuse Inc	455	38,757
ManTech International Corp ‘A’	3,377	91,010
Mentor Graphics Corp	13,336	273,321

	Shares	Value
Mercury Systems Inc *	4,536	$49,941
Microsemi Corp *	4,298	109,212
Millennial Media Inc *	11,272	20,966
MKS Instruments Inc	7,515	250,851
MobileIron Inc *	315	3,509
Model N Inc *	765	7,543
ModusLink Global Solutions Inc *	5,061	18,068
MoneyGram International Inc *	4,126	51,740
Monster Worldwide Inc *	12,644	69,542
Multi-Fineline Electronix Inc *	1,336	12,492
Nanometrics Inc *	1,575	23,782
NETGEAR Inc *	5,149	160,906
Newport Corp *	623	11,040
Numerex Corp ‘A’ *	405	4,244
NVE Corp *	407	26,268
Oclaro Inc *	12,256	17,526
OmniVision Technologies Inc *	7,900	209,034
Oplink Communications Inc	2,106	35,423
OPOWER Inc *	161	3,036
OSI Systems Inc *	2,173	137,942
Park Electrochemical Corp	2,935	69,119
Paycom Software Inc *	859	14,225
PC Connection Inc	1,288	27,653
Peregrine Semiconductor Corp *	4,026	49,802
Perficient Inc *	1,626	24,374
Pericom Semiconductor Corp *	3,132	30,506
Photronics Inc *	8,562	68,924
Plantronics Inc	729	34,832
Plexus Corp *	3,123	115,332
PMC-Sierra Inc *	16,755	124,992
Polycom Inc *	10,560	129,730
PRGX Global Inc *	4,004	23,463
Procera Networks Inc *	2,373	22,733
Progress Software Corp *	7,250	173,347
Q2 Holdings Inc *	202	2,828
QAD Inc ‘A’	49	912
QLogic Corp *	12,310	112,760
Quantum Corp *	17,629	20,450
QuickLogic Corp *	628	1,878
QuinStreet Inc *	4,972	20,634
RealNetworks Inc *	3,079	21,399
Reis Inc	1,121	26,444
Rightside Group Ltd *	1,162	11,329
Rofin-Sinar Technologies Inc *	3,917	90,326
Rogers Corp *	1,833	100,375
Rosetta Stone Inc *	3,139	25,269
Rubicon Technology Inc *	3,131	13,307
Rudolph Technologies Inc *	4,217	38,164
Sanmina Corp *	11,332	236,385
Sapiens International Corp NV * (Netherlands)	2,802	20,735
ScanSource Inc *	4,015	138,879
Seachange International Inc *	4,821	33,554
ServiceSource International Inc *	9,922	32,048
Silicon Image Inc *	5,615	28,300
Silicon Laboratories Inc *	1,865	75,794
Silver Spring Networks Inc *	294	2,837
Speed Commerce Inc *	1,426	3,921
Stamps.com Inc *	161	5,113
Sykes Enterprises Inc *	5,080	101,498
SYNNEX Corp *	3,568	230,600
Take-Two Interactive Software Inc *	10,783	248,764
TechTarget Inc *	2,158	18,537
TeleCommunication Systems Inc ‘A’ *	6,624	18,481
Telenav Inc *	4,018	26,921
TeleTech Holdings Inc *	1,240	30,479
Tessco Technologies Inc	722	20,931
Tessera Technologies Inc	3,112	82,717
The Hackett Group Inc	2,625	15,645
TiVo Inc *	10,695	136,843

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Tremor Video Inc *	4,667	$10,921
Trulia Inc *	346	16,919
TTM Technologies Inc *	7,702	52,451
TubeMogul Inc *	267	3,070
Ultra Clean Holdings Inc *	2,722	24,362
Ultratech Inc *	3,232	73,528
Unisys Corp *	2,896	67,795
Varonis Systems Inc *	77	1,625
Veeco Instruments Inc *	5,636	196,978
Verint Systems Inc *	469	26,081
Viasystems Group Inc *	619	9,718
Vishay Precision Group Inc *	1,873	27,983
Vringo Inc *	1,346	1,272
Xcerra Corp *	4,494	43,996
YuMe Inc *	2,380	11,900
Zendesk Inc *	168	3,627

		11,276,940

Materials - 4.4%

A Schulman Inc	3,136	113,398
Advanced Emissions Solutions Inc *	145	3,084
AEP Industries Inc *	84	3,181
AK Steel Holding Corp *	24,651	197,455
Allied Nevada Gold Corp *	14,814	49,034
AM Castle & Co *	2,484	21,213
American Vanguard Corp	4,089	45,797
Ampco-Pittsburgh Corp	1,204	24,080
Axiall Corp	9,710	347,715
Berry Plastics Group Inc *	5,494	138,669
Century Aluminum Co *	7,226	187,659
Chase Corp	115	3,579
Coeur Mining Inc *	10,586	52,507
Commercial Metals Co	16,206	276,636
FutureFuel Corp	2,584	30,724
Handy & Harman Ltd *	557	14,627
Hawkins Inc	1,252	45,022
Haynes International Inc	1,642	75,516
Hecla Mining Co	48,321	119,836
Horsehead Holding Corp *	6,156	101,759
Innophos Holdings Inc	1,267	69,799
Innospec Inc	2,735	98,187
Intrepid Potash Inc *	7,877	121,700
Kaiser Aluminum Corp	2,518	191,922
KMG Chemicals Inc	1,421	23,134
Kraton Performance Polymers Inc *	4,628	82,425
Kronos Worldwide Inc	2,611	35,980
Landec Corp *	3,792	46,452
Louisiana-Pacific Corp *	19,656	267,125
LSB Industries Inc *	2,734	97,631
Materion Corp	1,757	53,887
Minerals Technologies Inc	3,499	215,923
Molycorp Inc *	25,810	30,714
Neenah Paper Inc	1,130	60,432
Noranda Aluminum Holding Corp	5,868	26,523
Olin Corp	10,950	276,487
Olympic Steel Inc	1,052	21,640
OM Group Inc	4,519	117,268
PH Glatfelter Co	3,804	83,498
Quaker Chemical Corp	492	35,271
Resolute Forest Products Inc *	9,149	143,090
RTI International Metals Inc *	4,061	100,144
Ryerson Holding Corp *	1,080	13,824
Schnitzer Steel Industries Inc ‘A’	3,645	87,662
Schweitzer-Mauduit International Inc	3,641	150,410
Sensient Technologies Corp	6,433	336,768
Stepan Co	1,464	64,972
Stillwater Mining Co *	1,031	15,496
SunCoke Energy Inc *	3,000	67,350
Taminco Corp *	629	16,417
Trecora Resources *	422	5,224

	Shares	Value
Tredegar Corp	3,503	$64,490
Trinseo SA * (Luxembourg)	1,117	17,570
Tronox Ltd ‘A’ (Australia)	8,500	221,425
UFP Technologies Inc *	788	17,320
United States Lime & Minerals Inc	11	639
Universal Stainless & Alloy Products Inc *	1,030	27,151
Walter Energy Inc	7,026	16,441
Wausau Paper Corp	566	4,488
Zep Inc	2,378	33,340

		5,211,710

Telecommunication Services - 0.7%

8x8 Inc *	8,532	56,994
Atlantic Tele-Network Inc	1,312	70,717
Boingo Wireless Inc *	3,027	21,582
Cincinnati Bell Inc *	22,710	76,533
Consolidated Communications Holdings Inc	2,129	53,331
FairPoint Communications Inc *	573	8,692
Globalstar Inc *	38,598	141,269
Hawaiian Telcom Holdco Inc *	1,526	39,203
IDT Corp ‘B’	119	1,911
inContact Inc *	764	6,643
Intelsat SA * (Luxembourg)	2,878	49,329
Iridium Communications Inc *	11,417	101,040
Lumos Networks Corp	383	6,224
magicJack VocalTec Ltd * (Israel)	196	1,931
NTELOS Holdings Corp	1,302	13,853
ORBCOMM Inc *	6,289	36,162
Premiere Global Services Inc *	5,740	68,708
Shenandoah Telecommunications Co	468	11,611
Spok Holdings Inc	3,056	39,759
Vonage Holdings Corp *	24,880	81,606

		887,098

Utilities - 5.9%

Abengoa Yield PLC * (United Kingdom)	3,780	134,492
ALLETE Inc	5,890	261,457
American States Water Co	5,084	154,655
Artesian Resources Corp ‘A’	1,075	21,651
Atlantic Power Corp (Canada)	17,139	40,791
Avista Corp	8,376	255,719
Black Hills Corp	6,210	297,335
California Water Service Group	6,731	151,044
Chesapeake Utilities Corp	2,064	85,986
Cleco Corp	8,424	405,616
Connecticut Water Service Inc	1,525	49,562
Dynegy Inc *	14,013	404,415
El Paso Electric Co	5,671	207,275
IDACORP Inc	7,015	376,074
MGE Energy Inc	4,852	180,786
Middlesex Water Co	2,183	42,787
New Jersey Resources Corp	5,850	295,483
Northwest Natural Gas Co	3,807	160,846
NorthWestern Corp	5,442	246,849
NRG Yield Inc ‘A’	3,319	156,159
ONE Gas Inc	7,194	246,394
Ormat Technologies Inc	1,584	41,612
Otter Tail Corp	5,127	136,737
Piedmont Natural Gas Co Inc	10,825	362,962
PNM Resources Inc	11,112	276,800
Portland General Electric Co	10,922	350,815
SJW Corp	1,761	47,318
South Jersey Industries Inc	4,572	243,962
Southwest Gas Corp	6,441	312,904
Spark Energy Inc ‘A’ *	174	3,022
TerraForm Power Inc ‘A’ *	1,973	56,941
The Empire District Electric Co	6,098	147,267
The Laclede Group Inc	5,995	278,168
UIL Holdings Corp	7,886	279,164
Unitil Corp	1,986	61,745

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
WGL Holdings Inc	7,203	$303,390
York Water Co	644	12,880

		7,091,063

Total Common Stocks (Cost $107,135,362)		112,315,788

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 2000 Value	20,481	1,916,202

Total Exchange-Traded Fund (Cost $2,037,283)		1,916,202

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $5,060,898; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $5,163,019)	$5,060,898	5,060,898

Total Short-Term Investment (Cost $5,060,898)		5,060,898

TOTAL INVESTMENTS - 99.7% (Cost $114,233,543)		119,307,134

OTHER ASSETS & LIABILITIES, NET - 0.3%		311,198

NET ASSETS - 100.0%		$119,618,332

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $14,246 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (12/14)	49	($259,571)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$14,246	$-	$-	$14,246
	Common Stocks (1)	112,315,788	112,315,788	-	-
	Exchange-Traded Fund	1,916,202	1,916,202	-	-
	Short-Term Investment	5,060,898	-	5,060,898	-

	Total Assets	119,307,134	114,231,990	5,060,898	14,246

Liabilities	Derivatives:
	Equity Contracts
	Futures	(259,571)	(259,571)	-	-

	Total Liabilities	(259,571)	(259,571)	-	-

	Total	$119,047,563	$113,972,419	$5,060,898	$14,246

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Cayman - 0.0%

Agile Property Holdings Ltd Exp 10/10/14 *	3,600	$357
Country Garden Holdings Co Ltd Exp 10/08/14 *	18,536	1,050

		1,407

Total Rights (Cost $0)		1,407

WARRANTS - 0.0%

Thailand - 0.0%

Indorama Ventures PCL Exercise @ THB 36.00 Exp 08/24/17 *	3,090	395
Exercise @ THB 43.00 Exp 08/24/18 *	2,376	230

		625

Total Warrants (Cost $0)		625

PREFERRED STOCKS - 4.2%

Brazil - 3.9%

AES Tiete SA	2,800	24,651
Banco Bradesco SA	46,025	655,096
Banco Bradesco SA ADR	9,270	132,097
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	31,229
Braskem SA ‘A’ ADR	2,100	27,657
Centrais Eletricas Brasileiras SA ‘B’	3,500	14,442
Centrais Eletricas Brasileiras SA ADR	800	3,328
Cia Brasileira de Distribuicao ‘A’	4,144	180,895
Cia Brasileira de Distribuicao ADR ‘A’	1,400	61,054
Cia Energetica de Minas Gerais	19,861	121,629
Cia Energetica de Sao Paulo ‘B’	6,450	68,986
Cia Paranaense de Energia ADR ‘B’	2,200	30,074
Gerdau SA	21,761	104,727
Gerdau SA ADR	6,842	32,842
Itau Unibanco Holding SA	47,083	651,497
Itau Unibanco Holding SA ADR	27,592	382,977
Lojas Americanas SA	16,529	93,794
Petroleo Brasileiro SA	41,982	310,266
Petroleo Brasileiro SA ADR	30,052	447,474
Suzano Papel e Celulose SA ‘A’	17,993	72,332
Telefonica Brasil SA	6,100	120,617
Ultrapar Participacoes SA ADR	3,300	69,696
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	12,805	33,324
Vale SA	27,300	265,221
Vale SA ADR	22,595	219,397

		4,155,302

Colombia - 0.3%

Banco Davivienda SA	3,684	53,050
Bancolombia SA ADR	3,643	206,631
Grupo Aval Acciones y Valores	83,725	57,470
Grupo de Inversiones Suramericana SA	2,699	53,980

		371,131

Total Preferred Stocks (Cost $5,635,867)		4,526,433

	Shares	Value
COMMON STOCKS - 95.3%

Bermuda - 1.1%

Beijing Enterprises Water Group Ltd *	74,000	$49,858
Brilliance China Automotive Holdings Ltd	60,000	104,857
China Gas Holdings Ltd	58,000	96,227
China Resources Gas Group Ltd	26,000	70,227
COSCO Pacific Ltd	73,511	97,425
Credicorp Ltd	2,129	326,567
Haier Electronics Group Co Ltd	29,000	75,822
Hanergy Solar Group Ltd *	378,000	69,610
Kunlun Energy Co Ltd	90,000	129,847
Sihuan Pharmaceutical Holdings Group Ltd	108,000	81,000
VimpelCom Ltd ADR	14,932	107,809

		1,209,249

Brazil - 6.5%

AES Tiete SA	1,400	9,168
ALL-America Latina Logistica SA	14,902	38,720
AMBEV SA	90,740	594,615
AMBEV SA ADR	48,250	316,038
Banco Bradesco SA	17,237	246,469
Banco do Brasil SA	27,211	281,254
Banco Santander Brasil SA	18,600	120,289
Banco Santander Brasil SA ADR	13,939	91,161
BB Seguridade Participacoes SA	10,705	140,824
BM&FBovespa SA	61,614	281,671
BR Malls Participacoes SA	15,813	124,876
BRF SA	11,327	269,507
BRF SA ADR	3,422	81,409
CCR SA	28,072	192,441
Centrais Eletricas Brasileiras SA ADR	2,651	7,158
CETIP SA - Mercados Organizados	12,100	149,782
Cia de Saneamento Basico do Estado de Sao Paulo	4,287	34,643
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,800	63,258
Cia Energetica de Minas Gerais	5,100	31,462
Cia Hering	2,200	22,290
Cia Siderurgica Nacional SA	15,607	55,472
Cia Siderurgica Nacional SA ADR	8,700	30,885
Cielo SA	20,180	329,772
Cosan SA Industria e Comercio	3,876	62,295
CPFL Energia SA	5,200	40,597
CPFL Energia SA ADR	1,160	18,038
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	57,014
Duratex SA	10,010	36,969
EcoRodovias Infraestrutura e Logistica SA	6,000	29,562
Embraer SA ADR	4,985	195,512
Estacio Participacoes SA	6,900	71,713
Fibria Celulose SA *	5,500	60,308
Fibria Celulose SA ADR *	2,900	31,900
Gerdau SA	1,800	7,383
Grendene SA	836	5,806
Hypermarcas SA *	13,600	97,677
Itau Unibanco Holding SA	6,778	87,032
JBS SA	32,239	120,514
Klabin SA	21,218	102,634
Kroton Educacional SA	26,000	163,366
Localiza Rent a Car SA	5,635	81,702
Lojas Americanas SA	2,603	12,229
Lojas Renner SA	3,300	95,828
M Dias Branco SA	1,200	47,858
Multiplan Empreendimentos Imobiliarios SA	2,500	51,190
Natura Cosmeticos SA	4,821	72,834
Odontoprev SA	7,400	26,906
Oi SA	5,668	4,145
Oi SA ADR	16,704	11,739

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Petroleo Brasileiro SA	38,478	$271,166
Petroleo Brasileiro SA ADR	18,494	262,430
Porto Seguro SA	4,300	49,908
Qualicorp SA *	4,800	47,495
Raia Drogasil SA	4,800	41,063
Souza Cruz SA	14,000	112,675
Telefonica Brasil SA ADR	1,590	31,291
Tim Participacoes SA	23,600	124,279
Totvs SA	5,028	76,475
Tractebel Energia SA	6,200	87,158
Transmissora Alianca de Energia Eletrica SA	7,238	57,869
Ultrapar Participacoes SA	9,202	194,773
Vale SA	13,600	149,182
Vale SA ADR	21,437	236,021
WEG SA	9,620	112,284

		6,959,984

Cayman - 3.0%

Agile Property Holdings Ltd	18,000	11,071
Airtac International Group	5,000	40,254
Belle International Holdings Ltd	103,000	115,896
Biostime International Holdings Ltd	2,500	7,770
China Mengniu Dairy Co Ltd	29,000	119,533
China Resources Cement Holdings Ltd	52,000	35,673
China Resources Land Ltd	48,000	98,477
China State Construction International Holdings Ltd	30,000	44,607
Country Garden Holdings Co Ltd	278,044	104,687
ENN Energy Holdings Ltd	18,000	117,801
Eurasia Drilling Co Ltd GDR (LI) ~	2,982	84,621
Evergrande Real Estate Group Ltd	190,000	71,273
GCL-Poly Energy Holdings Ltd *	268,000	98,451
Geely Automobile Holdings Ltd	145,000	60,654
Greentown China Holdings Ltd	28,500	26,696
Hengan International Group Co Ltd	16,500	162,312
Longfor Properties Co Ltd	31,500	36,066
New World China Land Ltd	76,000	43,072
Shenzhou International Group Holdings Ltd	19,000	61,034
Shimao Property Holdings Ltd	43,426	88,060
Sino Biopharmaceutical Ltd	48,000	47,804
SOHO China Ltd	81,000	58,507
Tencent Holdings Ltd	92,000	1,369,520
Tingyi Cayman Islands Holding Corp	38,000	99,897
TPK Holding Co Ltd	4,000	23,934
Want Want China Holdings Ltd	128,000	159,657
Zhen Ding Technology Holding Ltd	4,000	11,551

		3,198,878

Chile - 1.7%

AES Gener SA	91,534	48,543
Aguas Andinas SA ‘A’	94,304	54,576
Banco de Chile ADR	1,255	92,832
Banco de Credito e Inversiones	862	48,643
Banco Santander Chile	1,004,805	56,054
Banco Santander Chile ADR	1,558	34,416
CAP SA	4,637	49,136
Cencosud SA	28,547	84,079
Cia Cervecerias Unidas SA ADR	2,000	44,060
Cia General de Electricidad SA	3,373	16,042
Colbun SA	179,217	46,020
Corpbanca SA	4,258,220	54,387
Empresa Nacional de Electricidad SA ADR	4,241	186,434
Empresas CMPC SA	46,776	110,494
Empresas COPEC SA	13,375	163,519
Enersis SA ADR	12,493	197,140
ENTEL Chile SA	4,334	49,159
Inversiones Aguas Metropolitanas SA	15,078	23,032
Latam Airlines Group SA ADR *	11,817	134,359
SACI Falabella	24,831	187,361
Sigdo Koppers SA	8,610	14,322

	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR	1,300	$33,982
Sonda SA	17,471	40,598

		1,769,188

China - 7.6%

Agricultural Bank of China Ltd ‘H’	595,000	262,879
Air China Ltd ‘H’	58,000	36,696
Aluminum Corp of China Ltd ADR *	2,300	23,253
Angang Steel Co Ltd ‘H’	100,000	63,227
Anhui Conch Cement Co Ltd ‘H’	31,000	99,060
Bank of China Ltd ‘H’	1,607,400	721,245
Bank of Communications Co Ltd ‘H’	207,925	144,944
BBMG Corp ‘H’	36,500	25,331
Byd Co Ltd ‘H’	11,000	72,721
China BlueChemical Ltd ‘H’	22,000	9,552
China CITIC Bank Corp Ltd ‘H’	230,000	139,140
China Coal Energy Co Ltd ‘H’	146,000	85,418
China Communications Construction Co Ltd ‘H’	156,000	112,534
China Communications Services Corp Ltd ‘H’	68,000	31,624
China Construction Bank Corp ‘H’	1,381,340	968,979
China COSCO Holdings Co Ltd ‘H’ *	138,500	57,475
China Eastern Airlines Corp Ltd *	58,000	18,684
China International Marine Containers Group Co Ltd ‘H’	10,400	21,366
China Life Insurance Co Ltd ‘H’	90,000	249,834
China Life Insurance Co Ltd ADR	2,253	93,950
China Longyuan Power Group Corp ‘H’	30,000	29,248
China Merchants Bank Co Ltd ‘H’	111,300	189,721
China Minsheng Banking Corp Ltd ‘H’	144,000	131,818
China National Building Material Co Ltd ‘H’	138,000	124,693
China Oilfield Services Ltd ‘H’	44,000	116,244
China Pacific Insurance Group Co Ltd ‘H’	62,600	219,571
China Petroleum & Chemical Corp ‘H’	422,400	369,608
China Petroleum & Chemical Corp ADR	896	78,275
China Railway Construction Corp Ltd ‘H’	70,000	63,545
China Railway Group Ltd ‘H’	115,000	61,030
China Shenhua Energy Co Ltd ‘H’	84,000	234,460
China Shipping Container Lines Co Ltd ‘H’ *	95,000	25,491
China Telecom Corp Ltd ADR	2,344	143,992
Chongqing Rural Commercial Bank ‘H’	124,000	56,094
CITIC Securities Co Ltd ‘H’	20,500	47,138
CSR Corp Ltd ‘H’	40,000	35,075
Datang International Power Generation Co Ltd ‘H’	64,000	33,322
Dongfeng Motor Group Co Ltd ‘H’	66,000	108,590
Great Wall Motor Co Ltd ‘H’	31,000	120,534
Guangzhou Automobile Group Co Ltd ‘H’	42,000	40,461
Guangzhou R&F Properties Co Ltd ‘H’	40,000	40,500
Huaneng Power International Inc ‘H’	86,000	93,675
Huaneng Renewables Corp Ltd	44,000	14,457
Industrial & Commercial Bank of China Ltd ‘H’	1,531,045	955,485
Jiangsu Expressway Co Ltd ‘H’	24,000	25,319
Jiangxi Copper Co Ltd ‘H’	17,000	27,915
New China Life Insurance Co Ltd ‘H’	17,200	59,770
PetroChina Co Ltd ‘H’	326,000	418,157
PetroChina Co Ltd ADR	132	16,963
PICC Property & Casualty Co Ltd ‘H’	79,720	141,311
Ping An Insurance Group Co of China Ltd ‘H’	41,500	312,001
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	51,447
Shanghai Electric Group Co Ltd ‘H’	14,000	7,449
Shanghai Fosun Pharmaceutical Group Co Ltd	4,000	12,857
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	31,900	78,010
Sinopec Shanghai Petrochemical Co Ltd ADR	928	30,475
Sinopharm Group Co Ltd ‘H’	21,600	78,886
Tsingtao Brewery Co Ltd ‘H’	6,000	42,639

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Weichai Power Co Ltd ‘H’	7,200	$25,955
Yanzhou Coal Mining Co Ltd ‘H’	56,000	45,931
Yanzhou Coal Mining Co Ltd ADR	1,600	13,008
Zhaojin Mining Industry Co Ltd ‘H’	29,000	16,022
Zhejiang Expressway Co Ltd ‘H’	12,000	12,199
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	30,933
Zijin Mining Group Co Ltd ‘H’	112,000	27,261
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	21,411
ZTE Corp ‘H’	12,000	26,635

		8,093,493

Colombia - 0.7%

Almacenes Exito SA	7,141	104,523
Banco de Bogota SA	1,143	39,816
Bancolombia SA	6,685	91,378
Cementos Argos SA (BOG)	17,992	95,958
Ecopetrol SA	69,336	108,370
Ecopetrol SA ADR	3,773	117,982
Grupo Argos SA	5,291	59,312
Grupo Aval Acciones y Valores (XBOG)	43,742	29,809
Grupo de Inversiones Suramericana SA	1,654	33,194
Grupo Nutresa SA	1,682	23,008
Interconexion Electrica SA ESP	8,404	38,430
Isagen SA ESP	30,541	41,476

		783,256

Cyprus - 0.0%

Globaltrans Investment PLC GDR ~	4,069	34,172

Czech Republic - 0.2%

CEZ AS	4,465	135,614
Komercni Banka AS	419	99,770

		235,384

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	11,727	80,678
Global Telecom Holding SAE GDR *	16,470	53,559

		134,237

Greece - 0.6%

Alpha Bank AE *	91,400	70,554
Ellaktor SA *	169	649
FF Group *	1,448	53,895
Hellenic Petroleum SA *	3,272	21,329
Hellenic Telecommunications Organization SA *	8,164	106,797
JUMBO SA *	3,234	40,792
Motor Oil Hellas Corinth Refineries SA	181	1,573
National Bank of Greece SA *	17,136	50,123
OPAP SA	9,355	122,410
Piraeus Bank SA *	42,874	72,438
Public Power Corp SA *	4,036	47,879
Titan Cement Co SA	1,910	47,816

		636,255

Hong Kong - 3.5%

Beijing Enterprises Holdings Ltd	16,500	141,451
China Everbright International Ltd	100,000	131,884
China Merchants Holdings International Co Ltd	22,528	69,703
China Mobile Ltd	9,000	105,646
China Mobile Ltd ADR	20,102	1,180,992
China Overseas Land & Investment Ltd	94,000	240,807
China Resources Enterprise Ltd	32,000	75,818
China Resources Power Holdings Co Ltd	32,000	86,412
China South City Holdings Ltd	118,000	54,561
China Taiping Insurance Holdings Co Ltd *	15,400	33,310
China Unicom Hong Kong Ltd	10,000	15,047

	Shares	Value
China Unicom Hong Kong Ltd ADR	11,758	$176,723
CITIC Ltd	68,000	113,349
CNOOC Ltd	40,000	68,848
CNOOC Ltd ADR	3,480	600,439
Fosun International Ltd	71,500	85,888
Guangdong Investment Ltd	76,000	88,797
Lenovo Group Ltd	154,000	229,470
Shanghai Industrial Holdings Ltd	17,169	50,769
Sino-Ocean Land Holdings Ltd	156,036	82,256
Sun Art Retail Group Ltd	44,000	49,769

		3,681,939

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	1,442	70,571
OTP Bank PLC	9,358	158,858
Richter Gedeon Nyrt	2,724	42,643

		272,072

India - 8.9%

ABB India Ltd	264	4,909
ACC Ltd	728	16,458
Adani Enterprises Ltd	4,883	37,051
Adani Ports & Special Economic Zone Ltd	9,699	43,435
Adani Power Ltd *	10,755	7,534
Aditya Birla Nuvo Ltd	2,630	68,857
Ambuja Cements Ltd	30,306	104,827
Apollo Hospitals Enterprise Ltd	2,321	42,165
Asian Paints Ltd	6,420	65,494
Aurobindo Pharma Ltd	8,908	139,781
Axis Bank Ltd	38,235	233,059
Bajaj Auto Ltd	2,663	101,465
Bajaj Holdings & Investment Ltd	804	18,091
Bank of Baroda	4,657	67,830
Bank of India	6,327	23,643
Bharat Forge Ltd	2,639	35,218
Bharat Heavy Electricals Ltd	32,974	106,610
Bharat Petroleum Corp Ltd	8,972	94,951
Bharti Airtel Ltd	15,159	99,450
Bosch Ltd	365	88,763
Cairn India Ltd	17,997	90,780
Canara Bank	2,100	11,880
Cipla Ltd	9,033	91,735
Colgate-Palmolive India Ltd	1,412	39,856
Container Corp Of India Ltd	1,728	37,734
Divi’s Laboratories Ltd	2,452	71,264
DLF Ltd	14,014	34,028
Dr Reddy’s Laboratories Ltd	1,608	84,213
Dr Reddy’s Laboratories Ltd ADR	1,900	99,845
Eicher Motors Ltd	363	70,431
Federal Bank Ltd	8,335	16,910
GAIL India Ltd	5,282	38,328
GAIL India Ltd GDR ~	280	12,071
Godrej Consumer Products Ltd	2,985	47,724
Havells India Ltd	4,780	20,522
HCL Technologies Ltd	6,348	176,079
HDFC Bank Ltd	36,344	511,878
Hero MotoCorp Ltd	2,438	111,771
Hindalco Industries Ltd	42,940	108,589
ICICI Bank Ltd	10,526	243,646
ICICI Bank Ltd ADR	2,297	112,783
IDBI Bank Ltd	13,230	13,023
Idea Cellular Ltd	30,201	81,302
IDFC Ltd	16,783	37,139
Indian Oil Corp Ltd	7,289	42,675
IndusInd Bank Ltd	3,595	36,096
Infosys Ltd	6,832	415,359
Infosys Ltd ADR	3,266	197,560
ITC Ltd	73,087	438,224
Jaiprakash Associates Ltd *	49,050	20,998
Jindal Steel & Power Ltd	5,356	14,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
JSW Steel Ltd	5,608	$104,711
Kotak Mahindra Bank Ltd	13,550	221,797
Larsen & Toubro Ltd	9,412	221,401
Lupin Ltd	2,084	47,018
Mahindra & Mahindra Ltd	10,431	229,442
Maruti Suzuki India Ltd	1,656	82,096
Motherson Sumi Systems Ltd	8,577	54,963
National Aluminium Co Ltd	5,262	4,890
Nestle India Ltd	608	58,748
NHPC Ltd	64,839	20,358
NTPC Ltd	30,501	68,501
Oil & Natural Gas Corp Ltd	25,286	167,229
Oil India Ltd	4,590	45,205
Oracle Financial Services Software Ltd	841	46,787
Pidilite Industries Ltd	3,936	25,314
Power Grid Corp of India Ltd	22,814	49,954
Ranbaxy Laboratories Ltd *	5,898	60,933
Reliance Capital Ltd	6,056	44,438
Reliance Communications Ltd	17,316	27,659
Reliance Industries Ltd	29,384	448,576
Reliance Industries Ltd GDR (LI) ~	2,228	67,936
Reliance Infrastructure Ltd	4,162	39,315
Reliance Power Ltd *	15,483	17,568
Sesa Sterlite Ltd	32,527	142,963
Sesa Sterlite Ltd ADR	2,940	50,744
Shree Cement Ltd	491	66,317
Shriram Transport Finance Co Ltd	534	8,058
Siemens Ltd	2,826	37,737
State Bank of India	5,391	212,786
Sun Pharmaceutical Industries Ltd	18,140	251,123
Sun TV Network Ltd	1,909	10,422
Tata Consultancy Services Ltd	14,255	632,055
Tata Global Beverages Ltd	12,875	33,098
Tata Motors Ltd	12,549	102,186
Tata Motors Ltd ADR	3,200	139,872
Tata Power Co Ltd	8,059	10,827
Tata Steel Ltd	10,565	78,259
Tech Mahindra Ltd	3,643	146,906
Titan Co Ltd	12,232	80,765
Ultratech Cement Ltd	1,575	67,104
Union Bank of India	11,630	35,366
United Breweries Ltd	2,860	33,006
UPL Ltd	4,130	22,695
Wipro Ltd	19,386	187,334
Yes Bank Ltd	14,749	133,035
Zee Entertainment Enterprises Ltd	13,255	67,204

		9,433,673

Indonesia - 3.3%

P.T. Adaro Energy Tbk	796,000	76,779
P.T. AKR Corporindo Tbk	141,000	63,016
P.T. Alam Sutera Realty Tbk	344,500	12,786
P.T. Astra Agro Lestari Tbk	26,500	50,005
P.T. Astra International Tbk	586,500	339,483
P.T. Bank Central Asia Tbk	320,500	343,972
P.T. Bank Danamon Indonesia Tbk	99,000	31,734
P.T. Bank Mandiri Persero Tbk	340,729	280,295
P.T. Bank Negara Indonesia Persero Tbk	320,100	144,591
P.T. Bank Rakyat Indonesia Persero Tbk	401,900	341,505
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	6,222
P.T. Bumi Resources Tbk *	122,000	1,903
P.T. Bumi Serpong Damai Tbk	255,000	32,290
P.T. Charoen Pokphand Indonesia Tbk	206,500	71,876
P.T. Ciputra Development Tbk	590,100	49,062
P.T. Global Mediacom Tbk	344,000	54,801
P.T. Gudang Garam Tbk	18,200	84,565
P.T. Indo Tambangraya Megah Tbk	7,000	14,855
P.T. Indocement Tunggal Prakarsa Tbk	37,500	66,341
P.T. Indofood CBP Sukses Makmur Tbk	36,000	33,413

	Shares	Value
P.T. Indofood Sukses Makmur Tbk	149,000	$85,365
P.T. Japfa Comfeed Indonesia Tbk	153,500	15,399
P.T. Jasa Marga Persero Tbk	53,500	28,323
P.T. Kalbe Farma Tbk	570,200	79,347
P.T. Lippo Karawaci Tbk	846,100	65,280
P.T. Mayora Indah Tbk	7,583	18,970
P.T. Media Nusantara Citra Tbk	193,500	50,711
P.T. MNC Investama Tbk	545,500	15,585
P.T. Perusahaan Gas Negara Persero Tbk	360,900	177,177
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	17,265
P.T. Semen Indonesia Persero Tbk	111,300	140,687
P.T. Summarecon Agung Tbk	209,000	20,932
P.T. Surya Citra Media Tbk	36,500	11,460
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	25,929
P.T. Telekomunikasi Indonesia Persero Tbk ADR	6,361	305,964
P.T. Tower Bersama Infrastructure Tbk	63,000	41,373
P.T. Trada Maritime Tbk *	392,600	59,446
P.T. Unilever Indonesia Tbk	39,000	101,474
P.T. United Tractors Tbk	42,696	69,751
P.T. Vale Indonesia Tbk	75,500	23,177
P.T. XL Axiata Tbk	47,000	23,877

		3,476,986

Malaysia - 4.6%

Aeon Co M Bhd	28,400	32,536
Affin Holdings Bhd	5,200	5,386
AirAsia Bhd	76,100	58,705
Alliance Financial Group Bhd	47,300	71,888
AMMB Holdings Bhd	70,100	146,590
Axiata Group Bhd	95,500	204,045
Batu Kawan Bhd	1,700	9,908
Berjaya Sports Toto Bhd	43,488	50,641
BIMB Holdings Bhd	8,500	11,210
Boustead Holdings Bhd	3,300	5,030
Boustead Plantations Bhd	600	283
British American Tobacco Malaysia Bhd	3,600	77,408
Bumi Armada Bhd *	33,150	19,156
Bursa Malaysia Bhd	6,300	15,475
Cahya Mata Sarawak Bhd	15,700	20,792
CIMB Group Holdings Bhd	144,793	310,299
Dialog Group Bhd	82,252	43,082
DiGi.Com Bhd	97,000	173,328
DRB-Hicom Bhd	76,400	53,099
Gamuda Bhd	60,500	88,885
Genting Bhd	38,500	111,362
Genting Malaysia Bhd	80,500	102,565
Genting Plantations Bhd	8,800	26,641
Guinness Anchor Bhd	2,300	8,986
HAP Seng Consolidated Bhd	65,800	79,831
Hong Leong Bank Bhd	17,900	79,793
Hong Leong Financial Group Bhd	10,200	54,615
IJM Corp Bhd	51,500	101,573
IOI Corp Bhd	95,646	140,206
IOI Properties Group Bhd	37,222	29,734
Kuala Lumpur Kepong Bhd	12,500	80,340
Lafarge Malaysia Bhd	16,800	52,711
Malayan Banking Bhd	125,420	380,840
Malaysia Airports Holdings Bhd	20,600	47,030
Maxis Bhd	74,900	147,976
MISC Bhd	38,860	79,970
MMC Corp Bhd	33,300	24,162
Nestle Malaysia Bhd	1,000	20,221
Parkson Holdings Bhd *	20,224	17,732
Petronas Chemicals Group Bhd	93,500	177,900
Petronas Dagangan Bhd	11,200	68,289
Petronas Gas Bhd	15,800	110,568
PPB Group Bhd	23,500	101,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Public Bank Bhd	44,770	$257,919
RHB Capital Bhd	22,181	59,713
Sapurakencana Petroleum Bhd	120,800	151,740
Sime Darby Bhd	82,109	229,039
SP Setia Bhd Group	50,529	52,976
Sunway Bhd	7,400	7,755
Telekom Malaysia Bhd	30,187	60,673
Tenaga Nasional Bhd	77,300	291,601
UEM Sunrise Bhd	41,900	23,210
UMW Holdings Bhd	30,700	114,782
YTL Corp Bhd	299,308	153,163
YTL Power International Bhd *	57,750	28,879

		4,873,970

Mexico - 5.6%

Alfa SAB de CV ‘A’	83,204	284,791
America Movil SAB de CV ‘L’	720,816	910,244
America Movil SAB de CV ‘L’ ADR	9,929	250,211
Arca Continental SAB de CV	11,400	78,167
Cemex SAB de CV *	369,862	481,932
Cemex SAB de CV ADR *	3,188	41,571
Coca-Cola Femsa SAB de CV ADR	1,127	113,511
Controladora Comercial Mexicana SAB de CV	16,227	60,641
El Puerto de Liverpool SAB de CV ‘C1’	5,511	63,610
Fomento Economico Mexicano SAB de CV ADR	5,031	463,104
Gruma SAB de CV ‘B’ *	5,900	62,987
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	85,042
Grupo Aeroportuario del Sureste SAB de CV ADR	430	55,251
Grupo Bimbo SAB de CV ‘A’	58,971	170,979
Grupo Carso SAB de CV ‘A1’	17,400	101,714
Grupo Financiero Banorte SAB de CV ‘O’	64,429	411,505
Grupo Financiero Inbursa SAB de CV ‘O’	84,497	242,283
Grupo Financiero Santander Mexico SAB de CV ‘B’	40,000	108,201
Grupo Mexico SAB de CV ‘B’	119,680	400,730
Grupo Televisa SAB	52,459	355,833
Grupo Televisa SAB ADR	5,694	192,913
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	67,301
Industrias Penoles SAB de CV	2,870	65,638
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	107,394
Mexichem SAB de CV	38,915	162,203
Minera Frisco SAB de CV ‘A1’ *	9,900	18,178
OHL Mexico SAB de CV *	19,300	52,236
Organizacion Soriana SAB de CV ‘B’	24,633	82,131
Promotora y Operadora de Infraestructura SAB de CV *	7,400	101,723
Wal-Mart de Mexico SAB de CV ‘V’	137,900	346,739

		5,938,763

Netherlands - 0.1%

X5 Retail Group NV GDR * ~	4,261	78,506

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	2,748	31,822
Grana y Montero SA ADR	1,724	25,894

		57,716

Philippines - 1.4%

Aboitiz Equity Ventures Inc	34,920	41,962
Aboitiz Power Corp	21,700	19,700
Alliance Global Group Inc	169,300	97,973
Ayala Corp	5,030	82,955
Ayala Land Inc	189,600	147,693
Bank of the Philippine Islands	42,907	93,655
BDO Unibank Inc	44,843	97,892

	Shares	Value
DMCI Holdings Inc	17,650	$31,008
Energy Development Corp	240,500	43,380
Globe Telecom Inc	1,415	51,181
International Container Terminal Services Inc	27,610	67,892
Jollibee Foods Corp	17,340	75,735
Manila Electric Co	3,410	19,294
Megaworld Corp	589,000	65,886
Metro Pacific Investments Corp	391,400	42,750
Metropolitan Bank & Trust Co	6,500	12,557
Philippine Long Distance Telephone Co	1,365	94,195
Philippine National Bank *	15,007	29,257
Robinsons Land Corp	20,600	11,171
San Miguel Corp	15,060	26,166
SM Investments Corp	5,488	98,150
SM Prime Holdings Inc	188,900	73,557
Top Frontier Investment Holdings Inc *	1,506	4,147
Universal Robina Corp	31,820	132,692

		1,460,848

Poland - 1.9%

Bank Handlowy w Warszawie SA	1,418	53,482
Bank Millennium SA	16,906	44,721
Bank Pekao SA	4,056	237,920
Bank Zachodni WBK SA	936	111,676
Cyfrowy Polsat SA	2,934	24,504
Eurocash SA	1,604	15,610
Getin Noble Bank SA *	46,578	39,428
Grupa Azoty SA	734	13,722
ING Bank Slaski SA	1,403	62,707
Jastrzebska Spolka Weglowa SA *	723	7,032
KGHM Polska Miedz SA	4,368	166,895
LPP SA	14	41,718
mBank	565	83,677
Orange Polska SA	30,618	107,653
PGE SA	28,050	177,393
Polski Koncern Naftowy Orlen SA	12,635	156,819
Polskie Gornictwo Naftowe i Gazownictwo SA	43,079	65,729
Powszechna Kasa Oszczednosci Bank Polski SA	26,395	315,225
Powszechny Zaklad Ubezpieczen SA	1,943	281,779
Synthos SA	25,885	35,890
Tauron Polska Energia SA	22,376	36,229

		2,079,809

Russia - 2.5%

Gazprom OAO ADR (LI)	137,593	963,885
Lukoil OAO ADR (LI)	6,752	343,096
MegaFon OAO GDR ~	1,742	44,199
MMC Norilsk Nickel OJSC ADR (XLON)	10,267	190,646
Novolipetsk Steel OJSC GDR ~	2,810	40,930
Phosagro OAO GDR ~	2,967	33,338
Rosneft OAO GDR ~	29,394	171,103
Rostelecom OJSC ADR (LI)	1,521	24,314
RusHydro JSC ADR	35,932	64,332
Sberbank of Russia ADR (LON)	37,054	291,634
Severstal OAO GDR ~	6,678	66,632
Tatneft OAO ADR	7,164	252,535
Uralkali OJSC GDR (LI) ~	6,084	107,868
VTB Bank OJSC GDR (LI) ~	57,226	113,363

		2,707,875

South Africa - 7.6%

African Rainbow Minerals Ltd	4,312	54,582
Anglo American Platinum Ltd *	1,879	60,902
AngloGold Ashanti Ltd *	2,970	36,023
AngloGold Ashanti Ltd ADR *	22,504	270,048
ArcelorMittal South Africa Ltd *	3,427	11,296
Aspen Pharmacare Holdings Ltd	9,933	295,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Assore Ltd	946	$17,953
Barclays Africa Group Ltd	11,264	153,417
Barloworld Ltd	11,924	97,576
Capitec Bank Holdings Ltd	2,056	44,542
Coronation Fund Managers Ltd	7,445	63,675
Discovery Ltd	9,948	86,524
Distell Group Ltd	1,105	13,078
Exxaro Resources Ltd	5,603	63,579
FirstRand Ltd	87,971	334,275
Gold Fields Ltd ADR	39,566	154,307
Impala Platinum Holdings Ltd *	23,038	177,138
Imperial Holdings Ltd	5,562	85,747
Investec Ltd	8,531	71,613
Kumba Iron Ore Ltd	1,852	43,588
Liberty Holdings Ltd	6,760	73,759
Life Healthcare Group Holdings Ltd	24,468	96,348
Massmart Holdings Ltd	2,949	32,082
Mediclinic International Ltd	14,043	114,245
MMI Holdings Ltd	48,721	113,179
Mondi Ltd	4,228	69,350
Mr Price Group Ltd	7,260	136,276
MTN Group Ltd	46,014	969,725
Nampak Ltd	24,550	89,497
Naspers Ltd ‘N’	7,261	798,593
Nedbank Group Ltd	10,184	197,051
Netcare Ltd	42,110	117,743
Pick n Pay Stores Ltd	11,592	54,180
PPC Ltd	640	1,675
Sanlam Ltd	61,852	357,948
Santam Ltd	220	4,106
Sasol Ltd	714	38,739
Sasol Ltd ADR	15,510	845,140
Shoprite Holdings Ltd	12,375	153,164
Standard Bank Group Ltd	35,821	413,572
Steinhoff International Holdings Ltd	66,921	320,400
The Bidvest Group Ltd	12,440	314,379
The Foschini Group Ltd	8,077	83,737
The SPAR Group Ltd	5,358	59,505
Tiger Brands Ltd	4,908	137,092
Truworths International Ltd	14,420	86,687
Tsogo Sun Holdings Ltd	6,363	14,461
Vodacom Group Ltd	11,980	137,850
Woolworths Holdings Ltd	22,775	141,113

		8,106,588

South Korea - 14.8%

Amorepacific Corp	103	233,406
AMOREPACIFIC Group	137	151,549
BS Financial Group Inc	7,193	115,180
Celltrion Inc *	883	40,912
Cheil Worldwide Inc *	2,070	43,809
CJ CheilJedang Corp	236	86,529
CJ Corp	797	131,461
CJ Korea Express Co Ltd *	274	43,380
CJ O Shopping Co Ltd	60	18,226
Coway Co Ltd	1,260	100,325
Daelim Industrial Co Ltd	1,182	84,238
Daewoo Engineering & Construction Co Ltd *	1,660	12,056
Daewoo International Corp	650	23,102
Daewoo Securities Co Ltd *	5,401	54,879
Daewoo Shipbuilding & Marine Engineering Co Ltd	4,000	76,766
DGB Financial Group Inc	1,833	29,147
Dongbu Insurance Co Ltd	1,384	77,832
Doosan Corp	175	17,154
Doosan Heavy Industries & Construction Co Ltd	1,972	48,629
Doosan Infracore Co Ltd *	4,940	51,863
E-Mart Co Ltd	653	142,655
Grand Korea Leisure Co Ltd	1,620	64,166

	Shares	Value
GS Engineering & Construction Corp *	1,864	$64,271
GS Holdings Corp	1,907	72,804
Halla Holdings Corp	576	74,780
Halla Visteon Climate Control Corp	440	21,331
Hana Financial Group Inc	9,760	352,857
Hankook Tire Co Ltd	1,986	96,843
Hanwha Chemical Corp	3,420	44,326
Hanwha Corp	1,700	47,384
Hanwha Life Insurance Co Ltd	10,020	67,260
Hotel Shilla Co Ltd	695	78,738
Hyosung Corp	1,574	111,767
Hyundai Department Store Co Ltd	433	65,436
Hyundai Development Co-Engineering & Construction	844	33,982
Hyundai Engineering & Construction Co Ltd	2,204	125,698
Hyundai Glovis Co Ltd	368	112,237
Hyundai Heavy Industries Co Ltd	1,365	177,536
Hyundai Marine & Fire Insurance Co Ltd	1,790	49,359
Hyundai Mipo Dockyard Co Ltd	263	30,840
Hyundai Mobis Co Ltd	1,632	397,690
Hyundai Motor Co	3,552	640,573
Hyundai Steel Co	2,536	176,553
Hyundai Wia Corp	529	106,980
Industrial Bank of Korea	4,590	68,513
Kangwon Land Inc	2,350	79,693
KB Financial Group Inc	7,390	269,242
KB Financial Group Inc ADR	2,623	95,005
KCC Corp	151	102,601
Kia Motors Corp	6,905	350,799
Korea Aerospace Industries Ltd	810	31,245
Korea Electric Power Corp	3,620	164,154
Korea Electric Power Corp ADR	5,300	118,932
Korea Gas Corp *	641	33,372
Korea Investment Holdings Co Ltd	794	41,647
Korea Zinc Co Ltd	171	62,926
Korean Air Lines Co Ltd *	691	23,493
KT Corp ADR	810	13,130
KT&G Corp	2,571	230,088
Kumho Petro chemical Co Ltd	349	23,039
Kwangju Bank *	889	8,965
Kyongnam Bank *	1,359	15,170
LG Chem Ltd	1,198	289,680
LG Corp	3,498	254,352
LG Display Co Ltd *	7,120	225,667
LG Display Co Ltd ADR *	3,700	58,275
LG Electronics Inc	3,998	248,497
LG Household & Health Care Ltd	299	142,456
LG Innotek Co Ltd *	197	21,420
LG Uplus Corp	10,677	124,237
Lotte Chemical Corp	465	61,793
Lotte Chilsung Beverage Co Ltd	17	34,992
Lotte Confectionery Co Ltd	32	66,109
Lotte Shopping Co Ltd	295	87,717
LS Corp	365	22,989
Macquarie Korea Infrastructure Fund	4,845	33,247
NAVER Corp	754	571,791
NCSoft Corp	291	37,043
OCI Co Ltd *	339	41,783
Orion Corp	86	71,265
POSCO	275	84,286
POSCO ADR	5,418	411,226
S-1 Corp	539	41,414
S-Oil Corp	1,409	57,006
Samsung C&T Corp	2,680	192,118
Samsung Electro-Mechanics Co Ltd	2,955	138,656
Samsung Electronics Co Ltd	2,639	2,954,337
Samsung Engineering Co Ltd *	593	33,739
Samsung Fire & Marine Insurance Co Ltd	1,108	294,684
Samsung Heavy Industries Co Ltd	5,100	121,839
Samsung Life Insurance Co Ltd	1,681	168,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Samsung SDI Co Ltd	1,636	$189,482
Samsung Securities Co Ltd	2,526	105,362
Samsung Techwin Co Ltd	678	22,665
Seoul Semiconductor Co Ltd	1,027	23,268
Shinhan Financial Group Co Ltd	8,690	396,891
Shinhan Financial Group Co Ltd ADR	3,065	139,335
Shinsegae Co Ltd	36	7,480
SK C&C Co Ltd	551	126,480
SK Holdings Co Ltd	1,783	317,402
SK Hynix Inc *	15,090	667,899
SK Innovation Co Ltd	2,044	156,303
SK Networks Co Ltd *	5,068	50,814
SK Telecom Co Ltd ADR	3,000	91,020
Woori Finance Holdings Co Ltd *	11,721	145,171
Woori Investment & Securities Co Ltd	3,260	36,367
Young Poong Corp	5	6,547

		15,702,521

Spain - 0.0%

Cemex Latam Holdings SA *	2,662	23,662

Taiwan - 14.6%

Acer Inc *	170,156	119,508
Advanced Semiconductor Engineering Inc	151,000	176,259
Advanced Semiconductor Engineering Inc ADR	12,085	71,422
Advantech Co Ltd	16,491	116,616
Asia Cement Corp	101,784	130,058
Asustek Computer Inc	26,667	253,881
AU Optronics Corp	390,000	164,652
AU Optronics Corp ADR	21,568	89,723
Catcher Technology Co Ltd	23,000	212,676
Cathay Financial Holding Co Ltd	216,600	351,920
Chang Hwa Commercial Bank Ltd	259,344	158,851
Cheng Shin Rubber Industry Co Ltd	58,178	128,270
Chicony Electronics Co Ltd	20,301	60,655
China Airlines Ltd *	110,436	37,044
China Development Financial Holding Corp	511,834	156,818
China Life Insurance Co Ltd	126,965	104,614
China Motor Corp	20,000	17,798
China Petrochemical Development Corp *	18,095	5,642
China Steel Chemical Corp	3,000	17,569
China Steel Corp	341,007	291,208
Chipbond Technology Corp	14,000	25,663
Chunghwa Telecom Co Ltd	29,000	87,369
Chunghwa Telecom Co Ltd ADR	7,998	239,700
Clevo Co	17,000	29,965
Compal Electronics Inc	209,092	156,314
CTBC Financial Holding Co Ltd	416,759	279,769
CTCI Corp	19,000	32,366
Delta Electronics Inc	58,000	366,289
E.Sun Financial Holding Co Ltd	281,490	170,532
Eclat Textile Co Ltd	5,304	48,203
Epistar Corp	40,000	74,779
Eva Airways Corp *	112,000	59,205
Evergreen Marine Corp Taiwan Ltd *	141,000	82,619
Far Eastern Department Stores Ltd	65,639	63,243
Far Eastern New Century Corp	142,456	143,394
Far EasTone Telecommunications Co Ltd	74,000	141,847
Farglory Land Development Co Ltd	5,265	6,204
Feng TAY Enterprise Co Ltd	12,480	34,734
First Financial Holding Co Ltd	306,705	184,847
Formosa Chemicals & Fibre Corp	110,446	255,367
Formosa Petrochemical Corp	35,000	84,830
Formosa Plastics Corp	121,292	287,240
Foxconn Technology Co Ltd	50,306	124,459
Fubon Financial Holding Co Ltd	214,343	328,481
Giant Manufacturing Co Ltd	6,000	46,781
HannStar Display Corp	227,460	60,768
Highwealth Construction Corp	15,000	23,942

	Shares	Value
Hiwin Technologies Corp	4,455	$39,731
Hon Hai Precision Industry Co Ltd	358,625	1,129,250
Hotai Motor Co Ltd	7,000	95,347
HTC Corp *	23,572	102,415
Hua Nan Financial Holdings Co Ltd	249,252	145,318
Innolux Corp	596,390	257,091
Inotera Memories Inc *	77,000	113,619
Inventec Corp	81,000	52,778
Kenda Rubber Industrial Co Ltd	30,045	59,675
King’s Town Bank Co Ltd	34,000	37,562
Kinsus Interconnect Technology Corp	13,000	48,163
Largan Precision Co Ltd	3,000	214,112
Lite-On Technology Corp	79,758	114,877
MediaTek Inc	32,020	474,413
Mega Financial Holding Co Ltd	329,089	269,584
Merida Industry Co Ltd	8,400	58,512
Micro-Star International Co Ltd	32,000	39,483
Nan Ya Plastics Corp	129,394	282,980
Novatek Microelectronics Corp	26,000	128,559
Pegatron Corp	113,090	207,535
Phison Electronics Corp	5,000	34,892
Pou Chen Corp	106,000	117,728
Powertech Technology Inc *	38,300	69,210
President Chain Store Corp	24,000	171,908
Quanta Computer Inc	72,000	182,650
Radiant Opto-Electronics Corp	11,669	46,266
Realtek Semiconductor Corp	30,300	107,743
Ruentex Development Co Ltd	24,406	39,384
Ruentex Industries Ltd	41,236	91,659
Sanyang Industry Co Ltd *	11,000	10,095
Shin Kong Financial Holding Co Ltd	414,427	125,576
Siliconware Precision Industries Co	114,000	156,170
Simplo Technology Co Ltd	15,000	72,510
SinoPac Financial Holdings Co Ltd	391,420	167,724
St Shine Optical Co Ltd	3,000	63,964
Standard Foods Corp	2,943	6,620
Synnex Technology International Corp	46,000	63,493
Taishin Financial Holding Co Ltd	588,365	275,246
Taiwan Business Bank *	145,107	42,789
Taiwan Cement Corp	101,693	151,253
Taiwan Cooperative Financial Holding Co Ltd	212,122	114,425
Taiwan Fertilizer Co Ltd	33,000	54,499
Taiwan Glass Industry Corp	12,471	10,322
Taiwan Mobile Co Ltd	49,400	149,899
Taiwan Semiconductor Manufacturing Co Ltd	465,779	1,854,125
Teco Electric & Machinery Co Ltd	69,000	70,743
Ton Yi Industrial Corp	33,000	22,309
Transcend Information Inc	12,000	39,833
TSRC Corp	9,450	11,323
U-Ming Marine Transport Corp	25,000	38,010
Uni-President Enterprises Corp	153,110	265,440
Unimicron Technology Corp	59,000	43,912
United Microelectronics Corp	703,000	291,297
United Microelectronics Corp ADR	5,700	11,343
Vanguard International Semiconductor Corp	31,000	45,326
Walsin Lihwa Corp *	232,000	76,118
Wan Hai Lines Ltd	28,000	20,019
Winbond Electronics Corp *	71,000	21,206
Wistron Corp	96,503	98,442
WPG Holdings Ltd	44,000	53,838
Yuanta Financial Holding Co Ltd	371,265	182,801
Yulon Motor Co Ltd	25,000	37,333

		15,484,541

Thailand - 2.9%

Advanced Info Service PCL	34,300	237,437
Airports of Thailand PCL	15,100	111,004
Bangkok Bank PCL NVDR	15,400	96,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Bangkok Dusit Medical Services PCL	97,000	$55,236
Bangkok Life Assurance PCL NVDR	13,200	36,634
Banpu PCL	11,500	10,456
BEC World PCL	11,000	15,905
Berli Jucker PCL	21,300	30,355
Big C Supercenter PCL	9,100	64,810
Central Pattana PCL	26,000	37,198
Charoen Pokphand Foods PCL	101,200	94,218
CP ALL PCL	75,600	104,206
Delta Electronics Thailand PCL	36,400	69,601
Glow Energy PCL	28,400	83,229
Home Product Center PCL	41,377	13,220
Indorama Ventures PCL	30,900	24,236
IRPC PCL	203,300	19,968
Kasikornbank PCL	19,000	137,006
Kasikornbank PCL NVDR	20,400	147,288
Krung Thai Bank PCL	219,575	160,022
Land & Houses PCL NVDR	63,480	20,314
Pruksa Real Estate PCL	87,300	91,813
PTT Exploration & Production PCL	43,041	212,277
PTT Global Chemical PCL	58,800	110,566
PTT PCL	33,200	367,917
Ratchaburi Electricity Generating Holding PCL	32,100	58,659
Robinson Department Store PCL	18,000	29,253
Siam City Cement PCL	1,900	25,431
Thai Airways International PCL *	30,500	13,400
Thai Oil PCL	18,400	29,158
Thai Union Frozen Products PCL	10,400	23,713
The Siam Cement PCL NVDR	9,400	129,699
The Siam Commercial Bank PCL	28,700	160,721
TMB Bank PCL	327,600	30,946
Total Access Communication PCL	10,500	34,693
Total Access Communication PCL NVDR	7,000	22,697
True Corp PCL *	346,765	127,110

		3,037,241

Turkey - 1.7%

Akbank TAS	47,421	154,339
Anadolu Efes Biracilik Ve Malt Sanayii AS *	5,993	69,181
Arcelik AS	10,843	57,791
BIM Birlesik Magazalar AS	7,369	154,344
Coca-Cola Icecek AS	2,216	47,794
Enka Insaat ve Sanayi AS	17,479	39,862
Eregli Demir ve Celik Fabrikalari TAS	70,869	131,515
Ford Otomotiv Sanayi AS *	2,270	26,025
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS ‘D’ *	23,981	21,860
KOC Holding AS	16,745	77,121
Koza Altin Isletmeleri AS	3,258	24,250
TAV Havalimanlari Holding AS	3,308	26,569
Tofas Turk Otomobil Fabrikasi AS	7,825	43,926
Tupras Turkiye Petrol Rafinerileri AS	3,832	77,016
Turk Hava Yollari *	29,685	84,209
Turk Telekomunikasyon AS	10,513	27,766
Turkcell Iletisim Hizmetleri AS *	14,028	73,315
Turkcell Iletisim Hizmetleri AS ADR *	4,700	61,758
Turkiye Garanti Bankasi AS	57,601	202,093
Turkiye Halk Bankasi AS	16,860	101,296
Turkiye Is Bankasi ‘C’	68,301	151,575
Turkiye Sise ve Cam Fabrikalari AS	26,132	33,202
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	45,887
Ulker Biskuvi Sanayi AS	6,186	41,052
Yapi ve Kredi Bankasi AS	22,801	44,692

		1,818,438

	Shares	Value
United Kingdom - 0.0%

Mail.ru Group Ltd GDR (LI) *	1,186	$33,306

Total Common Stocks (Cost $95,950,993)		101,322,550

TOTAL INVESTMENTS - 99.5% (Cost $101,586,860)		105,851,015

OTHER ASSETS & LIABILITIES, NET - 0.5%		483,091

NET ASSETS - 100.0%		$106,334,106

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.4%
Information Technology	16.3%
Materials	9.4%
Energy	9.1%
Consumer Discretionary	9.0%
Consumer Staples	8.4%
Industrials	8.1%
Telecommunication Services	7.0%
Utilities	3.7%
Others (each less than 3.0%)	2.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Cayman	$1,407	$1,050	$357	$-
	Warrants (1)	625	625	-	-
	Preferred Stocks (1)	4,526,433	4,526,433	-	-
	Common Stocks
	Bermuda	1,209,249	434,376	774,873	-
	Brazil	6,959,984	6,959,984	-	-
	Cayman	3,198,878	-	3,198,878	-
	Chile	1,769,188	1,769,188	-	-
	China	8,093,493	399,916	7,693,577	-
	Colombia	783,256	783,256	-	-
	Cyprus	34,172	-	34,172	-
	Czech Republic	235,384	-	235,384	-
	Egypt	134,237	-	134,237	-
	Greece	636,255	-	636,255	-
	Hong Kong	3,681,939	1,958,154	1,723,785	-
	Hungary	272,072	-	272,072	-
	India	9,433,673	600,804	8,832,869	-
	Indonesia	3,476,986	305,964	3,109,673	61,349
	Malaysia	4,873,970	-	4,873,970	-
	Mexico	5,938,763	5,938,763	-	-
	Netherlands	78,506	-	78,506	-
	Peru	57,716	57,716	-	-
	Philippines	1,460,848	-	1,460,848	-
	Poland	2,079,809	-	2,079,809	-
	Russia	2,707,875	41,476	2,666,399	-
	South Africa	8,106,588	1,269,495	6,837,093	-
	South Korea	15,702,521	926,923	14,700,818	74,780
	Spain	23,662	23,662	-	-
	Taiwan	15,484,541	412,188	15,072,353	-
	Thailand	3,037,241	-	3,037,241	-
	Turkey	1,818,438	61,758	1,756,680	-
	United Kingdom	33,306	-	33,306	-

		101,322,550	21,943,623	79,242,798	136,129

	Total	$105,851,015	$26,471,731	$79,243,155	$136,129

During the nine-month period ended September 30, 2014, an investment with a value of $40,792 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $9,059,363 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $76,684 was transferred from Level 2 to Level 3 due to the investment being suspended from trading on a foreign exchange and no observable market-based inputs are available.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac Exp 05/16/15 *	4	$17

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp 10/17/14 *	85,599	8,541
Banco Popular Espanol SA Exp 10/13/14 *	51,764	719

		9,260

Total Rights (Cost $9,489)		9,277

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	29,140

Total Preferred Stocks (Cost $22,181)		29,140

COMMON STOCKS - 98.5%

Australia - 6.5%

Adelaide Brighton Ltd	16,044	44,983
AGL Energy Ltd	11,896	140,900
ALS Ltd	5,236	23,989
Alumina Ltd *	78,400	115,794
Alumina Ltd ADR *	4,800	28,200
Amcor Ltd	28,261	280,543
AMP Ltd	124,935	595,092
Ansell Ltd	4,055	68,952
APA Group	28,043	182,308
Aristocrat Leisure Ltd	23,175	117,981
Asciano Ltd	22,097	116,586
ASX Ltd	6,311	197,679
Aurizon Holdings Ltd	37,837	149,799
AusNet Services	53,895	64,240
Australia & New Zealand Banking Group Ltd	53,726	1,451,690
Bank of Queensland Ltd	13,402	135,916
Bendigo & Adelaide Bank Ltd	10,600	110,218
BHP Billiton Ltd	24,514	721,286
BHP Billiton Ltd ADR	23,501	1,383,739
BlueScope Steel Ltd *	23,225	109,798
Boral Ltd	16,558	71,691
Brambles Ltd	43,367	360,434
Caltex Australia Ltd	3,056	74,690
carsales.com Ltd	4,885	41,973
Challenger Ltd	4,706	29,357
Coca-Cola Amatil Ltd	12,418	95,254
Cochlear Ltd	1,324	80,463
Commonwealth Bank of Australia	34,961	2,295,712
Computershare Ltd	8,854	94,318
Crown Resorts Ltd	6,794	81,735
CSL Ltd	11,134	721,606
DUET Group	20,610	43,812
Echo Entertainment Group Ltd	8,968	25,714
Flight Centre Travel Group Ltd	1,911	71,306
Fortescue Metals Group Ltd	48,746	147,534
GrainCorp Ltd ‘A’	2,443	18,247
Harvey Norman Holdings Ltd	7,845	24,866
Iluka Resources Ltd	5,605	38,403
Incitec Pivot Ltd	50,164	118,458
Insurance Australia Group Ltd	85,149	456,542

	Shares	Value
Leighton Holdings Ltd	4,087	$68,865
Lend Lease Group	17,720	222,655
Macquarie Group Ltd	8,672	436,278
Metcash Ltd	14,229	32,644
National Australia Bank Ltd	46,912	1,330,853
New Hope Corp Ltd	4,341	9,881
Newcrest Mining Ltd *	20,859	191,602
Orica Ltd	8,882	146,284
Origin Energy Ltd	34,379	449,036
Orora Ltd	23,527	33,700
Platinum Asset Management Ltd	10,177	53,795
Primary Health Care Ltd	13,677	52,236
Qantas Airways Ltd *	60,229	72,964
QBE Insurance Group Ltd	39,885	406,212
Ramsay Health Care Ltd	2,883	126,031
REA Group Ltd	1,353	50,955
Recall Holdings Ltd	5,190	25,340
Rio Tinto Ltd	10,801	561,319
Santos Ltd	28,432	339,199
Seek Ltd	4,733	66,800
Seven West Media Ltd	9,262	13,027
Sims Metal Management Ltd ADR *	1,200	11,640
Sonic Healthcare Ltd	13,246	203,036
Spark Infrastructure Group	13,849	22,271
Suncorp Group Ltd	36,141	443,002
Super Retail Group Ltd	4,741	34,378
Sydney Airport	23,355	87,049
Tabcorp Holdings Ltd	17,777	56,102
Tatts Group Ltd	45,475	125,470
Telstra Corp Ltd	102,175	472,695
Toll Holdings Ltd	23,800	117,087
TPG Telecom Ltd	7,273	43,374
Transurban Group	31,438	212,071
Treasury Wine Estates Ltd	6,471	23,988
Wesfarmers Ltd	23,221	854,200
Westpac Banking Corp	36,401	1,019,781
Westpac Banking Corp ADR	21,072	592,334
Woodside Petroleum Ltd	18,661	661,674
Woolworths Ltd	29,467	880,955
WorleyParsons Ltd	3,138	41,956

		21,524,547

Austria - 0.3%

Andritz AG	2,698	143,838
BUWOG AG *	917	18,109
Erste Group Bank AG	6,686	152,410
IMMOFINANZ AG *	18,349	51,881
OMV AG	6,200	208,567
Raiffeisen Bank International AG	5,783	125,007
Verbund AG	991	19,942
Vienna Insurance Group AG Wiener Versicherung Gruppe	926	41,717
Voestalpine AG	3,309	130,781

		892,252

Belgium - 1.2%

Ageas	5,576	185,126
Anheuser-Busch InBev NV	6,365	706,066
Anheuser-Busch InBev NV ADR	9,999	1,108,389
Belgacom SA	7,787	270,992
Colruyt SA	3,011	132,629
Delhaize Group SA	2,067	143,510
Delhaize Group SA ADR	4,196	72,549
KBC Groep NV *	7,291	384,892
Solvay SA	3,441	527,529
Telenet Group Holding NV *	2,064	118,576
UCB SA	3,417	310,143
Umicore SA	3,057	133,455

		4,093,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Bermuda - 0.4%

Cheung Kong Infrastructure Holdings Ltd	14,000	$98,311
Esprit Holdings Ltd	29,079	37,633
First Pacific Co Ltd	108,000	112,359
Global Brands Group Holding Ltd *	122,000	26,819
Golar LNG Ltd (NOTC)	834	55,378
Hongkong Land Holdings Ltd	27,000	183,250
Johnson Electric Holdings Ltd	12,500	47,666
Kerry Logistics Network Ltd	3,500	5,443
Kerry Properties Ltd	22,000	73,992
Li & Fung Ltd	122,000	138,372
Noble Group Ltd	204,000	207,311
NWS Holdings Ltd	30,000	53,279
Orient Overseas International Ltd	3,500	19,300
Seadrill Ltd (NYSE)	2,543	68,051
Seadrill Ltd (XOSL)	5,495	146,699
Shangri-La Asia Ltd (XHKG)	28,666	42,432
VTech Holdings Ltd	2,200	27,115
Yue Yuen Industrial Holdings Ltd	26,000	78,756

		1,422,166

Canada - 10.1%

Agnico Eagle Mines Ltd (NYSE)	5,455	158,359
Agnico Eagle Mines Ltd (TSE)	2,500	72,302
Agrium Inc (NYSE)	2,799	249,111
Agrium Inc (TSE)	2,451	217,886
Aimia Inc	3,814	57,860
Alimentation Couche-Tard Inc ‘B’	10,850	346,925
AltaGas Ltd	1,600	67,560
Amaya Gaming Group Inc *	3,200	88,404
ARC Resources Ltd	9,278	244,801
Atco Ltd ‘I’	2,296	93,074
Athabasca Oil Corp *	3,400	17,395
Bank of Montreal (NYSE)	4,960	365,155
Bank of Montreal (TSE)	8,550	629,293
Barrick Gold Corp (NYSE)	6,505	95,363
Barrick Gold Corp (TSE)	22,245	327,135
Baytex Energy Corp (NYSE)	6,148	232,763
Baytex Energy Corp (TSE)	1,147	43,373
BCE Inc (NYSE)	995	42,546
BCE Inc (TSE)	4,942	211,324
BlackBerry Ltd (NASDAQ) *	3,911	38,875
BlackBerry Ltd (TSE) *	8,626	85,956
Bombardier Inc ‘B’	33,600	113,105
Bonavista Energy Corp	3,500	40,252
Brookfield Asset Management Inc ‘A’ (TSE)	12,875	578,021
CAE Inc	5,800	70,328
Cameco Corp (NYSE)	5,856	103,417
Cameco Corp (TSE)	4,548	80,243
Canadian Imperial Bank of Commerce (NYSE)	2,468	221,750
Canadian Imperial Bank of Commerce (TSE)	6,037	542,222
Canadian National Railway Co (NYSE)	5,802	411,710
Canadian National Railway Co (TSE)	12,412	881,181
Canadian Natural Resources Ltd (NYSE)	15,722	610,643
Canadian Natural Resources Ltd (TSE)	15,801	613,868
Canadian Oil Sands Ltd	15,915	293,588
Canadian Pacific Railway Ltd (NYSE)	1,387	287,761
Canadian Pacific Railway Ltd (TSE)	2,300	477,333
Canadian Tire Corp Ltd ‘A’	3,525	361,171
Canadian Utilities Ltd ‘A’	2,000	69,860
Canadian Western Bank	2,200	77,396
Canfor Corp *	2,200	49,267
Catamaran Corp (NASDAQ) *	898	37,851
Catamaran Corp (TSE) *	4,900	206,378
CCL Industries Inc ‘B’	500	49,967
Cenovus Energy Inc (NYSE)	6,149	165,285
Cenovus Energy Inc (TSE)	10,684	287,432

	Shares	Value
CGI Group Inc ‘A’ (NYSE) *	2,996	$101,175
CGI Group Inc ‘A’ (TSE) *	3,600	121,634
CI Financial Corp	4,600	138,704
Cineplex Inc	467	17,276
Constellation Software Inc	300	75,402
Crescent Point Energy Corp	12,753	460,267
Dollarama Inc	1,109	94,071
Eldorado Gold Corp	26,848	180,992
Emera Inc	1,500	46,917
Empire Co Ltd ‘A’	1,508	104,878
Enbridge Inc (NYSE)	2,108	100,931
Enbridge Inc (TSE)	14,126	676,186
Encana Corp (NYSE)	10,303	218,527
Encana Corp (TSE)	10,648	226,090
Enerplus Corp (NYSE)	6,162	116,893
Enerplus Corp (TSE)	1,296	24,602
Ensign Energy Services Inc	2,900	38,090
Fairfax Financial Holdings Ltd	658	294,815
Finning International Inc	6,617	186,643
First Capital Realty Inc	2,400	37,523
First Quantum Minerals Ltd	17,914	345,820
Fortis Inc	3,000	92,736
Franco-Nevada Corp	350	17,179
Genworth MI Canada Inc	1,212	38,310
George Weston Ltd	2,100	165,495
Gibson Energy Inc	3,700	115,564
Gildan Activewear Inc (NYSE)	1,300	71,136
Gildan Activewear Inc (TSE)	1,400	76,591
Goldcorp Inc (NYSE)	5,991	137,973
Goldcorp Inc (TSE)	12,030	277,347
Great-West Lifeco Inc	5,200	149,553
Husky Energy Inc	8,621	236,626
IGM Financial Inc	2,400	103,505
Imperial Oil Ltd (ASE)	2,400	113,328
Imperial Oil Ltd (TSE)	3,750	177,162
Industrial Alliance Insurance & Financial Services Inc	2,821	116,800
Intact Financial Corp	2,550	165,097
Inter Pipeline Ltd	6,200	201,232
Keyera Corp	1,800	145,019
Kinross Gold Corp *	15,359	51,016
Linamar Corp	1,922	99,193
Loblaw Cos Ltd	5,046	252,537
Lundin Mining Corp *	22,000	108,630
MacDonald Dettwiler & Associates Ltd	800	59,824
Magna International Inc (NYSE)	1,784	169,319
Magna International Inc (TSE)	3,200	303,728
Manitoba Telecom Services Inc	1,400	36,414
Manulife Financial Corp (NYSE)	9,619	185,166
Manulife Financial Corp (TSE)	27,704	532,831
MEG Energy Corp *	4,800	147,349
Methanex Corp (NASDAQ)	1,604	107,147
Methanex Corp (TSE)	1,400	93,454
Metro Inc	2,933	196,153
National Bank of Canada	9,030	411,448
New Gold Inc *	6,100	30,883
Onex Corp	1,600	89,090
Open Text Corp (NASDAQ)	2,832	156,949
Open Text Corp (TSE)	1,200	66,378
Pacific Rubiales Energy Corp	13,067	219,115
Pan American Silver Corp	3,400	37,371
Paramount Resources Ltd ‘A’ *	1,100	63,007
Pembina Pipeline Corp (NYSE) *	3,901	164,388
Pembina Pipeline Corp (TSE)	2,915	122,800
Pengrowth Energy Corp	16,612	87,069
Penn West Petroleum Ltd	13,114	88,875
Peyto Exploration & Development Corp	2,400	75,732
Potash Corp of Saskatchewan Inc (NYSE)	3,138	108,449
Potash Corp of Saskatchewan Inc (TSE)	13,751	476,150
Precision Drilling Corp (NYSE)	6,336	68,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Precision Drilling Corp (TSE)	2,800	$30,226
Progressive Waste Solutions Ltd	4,700	120,905
Quebecor Inc ‘B’	2,200	55,277
Ritchie Bros Auctioneers Inc	804	18,026
Rogers Communications Inc ‘B’ (NYSE)	3,198	119,669
Rogers Communications Inc ‘B’ (TSE)	5,500	205,866
Royal Bank of Canada (NYSE)	7,703	550,379
Royal Bank of Canada (TSE)	22,054	1,576,341
Saputo Inc	7,800	218,201
Shaw Communications Inc ‘B’ (NYSE)	5,413	132,456
Shaw Communications Inc ‘B’ (TSE)	8,335	204,291
ShawCor Ltd	1,100	55,494
Silver Wheaton Corp (TSE)	5,700	113,700
SNC-Lavalin Group Inc	2,617	120,504
Stantec Inc (NYSE)	500	32,615
Sun Life Financial Inc (NYSE)	3,115	112,981
Sun Life Financial Inc (TSE)	8,561	310,350
Suncor Energy Inc (NYSE)	18,145	655,942
Suncor Energy Inc (TSE)	21,925	793,446
Talisman Energy Inc (NYSE)	8,695	75,212
Talisman Energy Inc (TSE)	46,232	400,007
Teck Resources Ltd ‘B’ (NYSE)	7,314	138,161
Teck Resources Ltd ‘B’ (TSE)	8,150	154,348
TELUS Corp	4,800	163,893
The Bank of Nova Scotia (NYSE)	6,434	397,943
The Bank of Nova Scotia (TSE)	17,013	1,052,271
The Jean Coutu Group PJC Inc ‘A’	3,100	64,992
The Toronto-Dominion Bank (NYSE)	6,146	303,551
The Toronto-Dominion Bank (TSE)	27,068	1,335,817
Thomson Reuters Corp (NYSE)	1,569	57,127
Thomson Reuters Corp (TSE)	5,700	207,652
Tim Hortons Inc (NYSE)	999	78,731
Tim Hortons Inc (TSE)	2,100	165,364
Tourmaline Oil Corp *	3,100	137,375
TransAlta Corp (NYSE)	4,700	49,350
TransAlta Corp (TSE)	9,400	98,621
TransCanada Corp (NYSE)	3,015	155,363
TransCanada Corp (TSE)	10,270	528,929
Trican Well Service Ltd	1,800	21,055
Trilogy Energy Corp	300	6,793
Turquoise Hill Resources Ltd (TSE) *	30,560	114,878
Valeant Pharmaceuticals International Inc (NYSE) *	1,998	262,138
Valeant Pharmaceuticals International Inc (TSE) *	4,900	642,060
Veresen Inc	2,500	38,015
Vermilion Energy Inc	1,433	87,238
West Fraser Timber Co Ltd	1,200	58,663
Whitecap Resources Inc	7,300	104,486
Yamana Gold Inc	31,999	192,003

		33,451,113

Cayman - 0.2%

ASM Pacific Technology Ltd	6,400	63,388
Chow Tai Fook Jewellery Group Ltd	31,200	40,594
FIH Mobile Ltd *	27,000	14,057
Lifestyle International Holdings Ltd	8,500	15,968
Melco Crown Entertainment Ltd ADR	5,670	149,064
MGM China Holdings Ltd	21,200	61,065
Sa Sa International Holdings Ltd	36,000	24,676
Sands China Ltd	55,200	286,760
Wynn Macau Ltd	30,000	95,528
Xinyi Glass Holdings Ltd	10,000	6,250
Xinyi Solar Holdings Ltd	10,000	3,269

		760,619

Cyprus - 0.0%

Prosafe SE	2,381	13,914

	Shares	Value
Denmark - 1.5%

AP Moller - Maersk AS ‘A’	70	$160,935
AP Moller - Maersk AS ‘B’	158	374,371
Carlsberg AS ‘B’	3,703	328,504
Chr Hansen Holding AS	1,458	56,355
Coloplast AS ‘B’	2,340	195,825
Danske Bank AS	15,300	414,642
DSV AS	6,424	180,472
GN Store Nord AS	3,676	80,910
H Lundbeck AS	1,363	30,387
Jyske Bank AS *	1,323	71,238
Novo Nordisk AS ‘B’	21,812	1,039,307
Novo Nordisk AS ADR	21,215	1,010,258
Novozymes AS ‘B’	6,841	296,213
Pandora AS	3,485	272,557
TDC AS	25,037	189,557
Topdanmark AS *	1,550	46,969
Tryg AS	1,236	128,169
Vestas Wind Systems AS *	6,234	242,024
William Demant Holding AS *	289	22,169

		5,140,862

Finland - 1.0%

Elisa OYJ	1,458	38,587
Fortum OYJ	18,211	442,650
Kesko OYJ ‘B’	886	31,606
Kone OYJ ‘B’	8,946	358,986
Metso OYJ	4,719	167,635
Neste Oil OYJ	8,132	167,370
Nokia OYJ	72,003	612,356
Nokia OYJ ADR	19,600	165,816
Nokian Renkaat OYJ	2,835	85,227
Orion OYJ ‘A’	400	15,599
Orion OYJ ‘B’	1,388	54,130
Sampo OYJ ‘A’	12,273	594,440
Stora Enso OYJ ‘R’	27,300	225,996
UPM-Kymmene OYJ	15,755	223,498
Valmet OYJ	2,184	21,702
Wartsila OYJ Abp	4,174	186,727

		3,392,325

France - 8.1%

Accor SA	3,605	159,133
Aeroports de Paris	429	51,278
Air Liquide SA	7,093	862,352
Alcatel-Lucent *	53,402	164,921
Alcatel-Lucent ADR	8,000	24,240
Alstom SA *	3,380	115,434
Arkema SA	1,093	72,780
AtoS	2,611	189,145
AXA SA	36,832	907,063
AXA SA ADR	2,200	54,164
BioMerieux	397	41,075
BNP Paribas SA	20,991	1,388,102
Bollore SA	106	60,065
Bouygues SA	7,948	255,891
Bureau Veritas SA	3,836	84,579
Cap Gemini SA	4,304	308,262
Carrefour SA	18,343	565,160
Casino Guichard Perrachon SA	2,441	262,319
CGG SA *	1,488	13,507
CGG SA ADR *	1,300	11,856
Christian Dior SA	1,472	246,152
Cie de St-Gobain	11,082	504,755
Cie Generale des Etablissements Michelin	6,893	648,180
CNP Assurances	4,264	80,279
Credit Agricole SA	20,603	309,561
Danone SA	10,877	726,150
Dassault Systemes	2,360	151,048

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Edenred	6,525	$160,782
Eiffage SA	2,872	159,592
Electricite de France SA	6,213	203,762
Essilor International SA	4,285	468,446
Euler Hermes Group	181	19,311
Eutelsat Communications SA	4,589	147,968
Faurecia	1,300	41,402
GDF Suez	39,374	984,772
Groupe Eurotunnel SA	9,283	113,087
Iliad SA	490	102,862
Imerys SA	1,022	75,180
Ingenico	983	100,196
JCDecaux SA	1,085	34,238
Kering	1,326	266,859
L’Oreal SA	4,323	684,651
Lafarge SA	5,383	386,458
Lagardere SCA	2,244	59,895
Legrand SA	4,995	259,074
LVMH Moet Hennessy Louis Vuitton SA	5,737	929,973
Natixis SA	35,830	246,439
Orange SA	51,046	764,729
Orange SA ADR	5,000	73,700
Pernod Ricard SA	3,737	422,379
Peugeot SA *	22,209	283,823
Plastic Omnium SA	1,664	39,673
Publicis Groupe SA	3,905	267,783
Renault SA	5,367	387,389
Rexel SA	6,210	115,510
Safran SA	5,790	374,877
Sanofi	19,075	2,151,950
Sanofi ADR	3,955	223,181
Schneider Electric SE (LI)	219	16,771
Schneider Electric SE (XPAR)	10,681	816,751
SCOR SE	5,781	180,353
SEB SA	232	17,496
Societe BIC SA	847	108,959
Societe Generale SA	15,919	809,142
Sodexo	1,989	194,135
Suez Environnement Co	5,636	94,919
Technip SA	3,580	300,386
Thales SA	3,046	162,193
Total SA	44,620	2,883,700
Total SA ADR	7,641	492,462
Valeo SA	1,848	204,972
Vallourec SA	3,882	178,100
Veolia Environnement SA	11,918	209,177
Veolia Environnement SA ADR	1,468	25,763
Vinci SA	10,381	601,058
Vivendi SA *	26,771	645,173
Zodiac Aerospace	3,450	110,016

		26,858,918

Germany - 7.2%

adidas AG	4,492	335,995
Allianz SE	8,908	1,443,142
Axel Springer SE	980	53,867
BASF SE	19,513	1,789,738
Bayer AG	18,646	2,611,436
Bayerische Motoren Werke AG	7,666	823,073
Beiersdorf AG	1,950	162,874
Bilfinger SE	810	51,228
Brenntag AG	2,751	135,070
Celesio AG	645	21,458
Commerzbank AG *	28,076	418,154
Continental AG	2,432	462,417
Daimler AG (XETR)	21,387	1,640,368
Deutsche Bank AG (NYSE)	10,931	381,055
Deutsche Bank AG (XETR)	11,755	412,315
Deutsche Boerse AG	3,517	237,445
Deutsche Lufthansa AG	11,345	179,166

	Shares	Value
Deutsche Post AG	26,935	$861,386
Deutsche Telekom AG	66,215	1,000,204
Deutsche Telekom AG ADR	11,200	169,344
Deutsche Wohnen AG	9,759	208,546
E.ON SE	38,809	710,444
Fielmann AG	616	37,779
Fraport AG Frankfurt Airport Services Worldwide	517	33,976
Fresenius Medical Care AG & Co KGaA	3,388	236,558
Fresenius Medical Care AG & Co KGaA ADR	3,419	118,639
Fresenius SE & Co KGaA	13,434	664,739
Fuchs Petrolub SE	830	30,107
GEA Group AG	3,913	170,129
Hannover Rueck SE	1,507	121,783
HeidelbergCement AG	3,858	254,924
Henkel AG & Co KGaA	3,362	314,217
Hochtief AG	1,612	110,750
Hugo Boss AG	1,169	146,048
Infineon Technologies AG	25,195	260,751
K+S AG	5,476	155,616
LANXESS AG	3,484	192,624
Linde AG	3,899	749,234
MAN SE	803	90,310
Merck KGaA	4,445	409,650
Metro AG *	6,919	227,897
MTU Aero Engines AG	768	65,474
Muenchener Rueckversicherungs AG	3,786	749,379
OSRAM Licht AG *	1,547	57,560
Puma SE	40	9,265
Rhoen Klinikum AG	1,552	47,069
RWE AG	19,155	747,472
SAP SE	11,221	809,152
SAP SE ADR	6,395	461,463
Siemens AG	14,118	1,682,674
Sky Deutschland AG *	9,548	81,103
Suedzucker AG	1,611	25,241
Symrise AG	2,124	112,907
Talanx AG	1,419	47,208
Telefonica Deutschland Holding AG *	11,012	57,581
ThyssenKrupp AG *	12,898	338,676
United Internet AG	2,231	94,872
Volkswagen AG	730	151,464
Wacker Chemie AG	156	18,857

		23,991,873

Hong Kong - 2.3%

AIA Group Ltd	236,000	1,217,989
Bank of East Asia Ltd	47,000	190,496
BOC Hong Kong Holdings Ltd	95,000	303,106
Cathay Pacific Airways Ltd	41,000	75,520
Cheung Kong Holdings Ltd	34,000	558,000
CLP Holdings Ltd	47,000	376,923
Galaxy Entertainment Group Ltd	50,000	289,121
Hang Lung Group Ltd	30,000	148,661
Hang Lung Properties Ltd	58,000	164,785
Hang Seng Bank Ltd	18,600	298,778
Henderson Land Development Co Ltd	22,440	145,402
Hong Kong & China Gas Co Ltd	131,233	284,244
Hong Kong Exchanges & Clearing Ltd	25,881	557,696
Hopewell Holdings Ltd	4,500	15,768
Hutchison Whampoa Ltd	50,000	604,311
Hysan Development Co Ltd	13,000	60,141
Melco International Development Ltd	11,000	25,463
MTR Corp Ltd	30,502	119,440
New World Development Co Ltd	173,000	201,671
PCCW Ltd	89,000	55,956
Power Assets Holdings Ltd	27,500	243,230
Sino Land Co Ltd	106,400	164,706
SJM Holdings Ltd	73,000	139,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Sun Hung Kai Properties Ltd	33,492	$473,875
Swire Pacific Ltd ‘A’	13,500	173,930
Swire Pacific Ltd ‘B’	10,000	24,088
Swire Properties Ltd	19,200	59,901
Techtronic Industries Co	56,500	162,787
Television Broadcasts Ltd	3,000	17,913
The Wharf Holdings Ltd	31,000	220,501
Wheelock & Co Ltd	39,000	185,783

		7,559,535

Ireland - 0.4%

Bank of Ireland *	651,504	255,218
CRH PLC	1,776	40,365
CRH PLC ADR	16,682	380,516
Dragon Oil PLC	2,170	21,578
Glanbia PLC	3,685	53,170
James Hardie Industries PLC	8,726	91,518
Kerry Group PLC ‘A’	4,216	297,293
Paddy Power PLC	520	37,554
Smurfit Kappa Group PLC	10,413	228,183

		1,405,395

Israel - 0.5%

Azrieli Group	1,350	46,361
Bank Hapoalim BM	31,612	178,210
Bank Leumi Le-Israel BM *	40,573	164,386
Bezeq The Israeli Telecommunication Corp Ltd	39,551	68,306
Delek Group Ltd	129	48,847
Elbit Systems Ltd (TLV)	471	29,215
Israel Chemicals Ltd	9,956	71,609
Israel Discount Bank Ltd ‘A’ *	17,704	30,491
Mizrahi Tefahot Bank Ltd	1,124	13,438
NICE-Systems Ltd ADR	800	32,632
Teva Pharmaceutical Industries Ltd	275	14,791
Teva Pharmaceutical Industries Ltd ADR	17,096	918,910

		1,617,196

Italy - 2.1%

Assicurazioni Generali SPA	23,623	495,813
Atlantia SPA	8,286	203,872
Banca Monte dei Paschi di Siena SPA *	87,923	115,259
Banco Popolare SC *	9,369	136,042
Davide Campari-Milano SPA	7,247	52,299
Enel Green Power SPA	34,038	87,063
Enel SPA	140,244	739,954
Eni SPA	42,408	1,006,775
Eni SPA ADR	5,807	274,381
Fiat SPA *	31,263	301,493
Finmeccanica SPA *	7,650	74,405
GTECH SPA	1,730	41,004
Intesa Sanpaolo SPA	247,824	749,583
Luxottica Group SPA	2,529	131,408
Luxottica Group SPA ADR	1,300	67,704
Mediaset SPA *	11,562	44,234
Mediobanca SPA *	15,255	130,103
Mediolanum SPA	9,889	69,917
Parmalat SPA	12,375	39,074
Pirelli & C. SPA	4,974	68,672
Prada SPA	10,000	60,620
Prysmian SPA	3,662	67,588
Saipem SPA *	6,103	129,195
Salvatore Ferragamo SPA	689	18,921
Snam SPA	40,686	224,280
Telecom Italia SPA *	386,695	441,778
Telecom Italia SPA ADR *	2,600	29,744
Terna Rete Elettrica Nazionale SPA	31,365	157,208
Tod’s SPA	214	21,170
UniCredit SPA	92,169	721,777
Unione di Banche Italiane SCpA	22,516	187,669

	Shares	Value
UnipolSai SPA	16,138	$45,368
World Duty Free SPA *	2,362	26,987

		6,961,360

Japan - 19.3%

ABC-Mart Inc	300	15,318
Advantest Corp	1,100	14,194
Advantest Corp ADR	429	5,534
Aeon Co Ltd	50,400	502,817
Aeon Mall Co Ltd	770	14,717
Air Water Inc	3,000	44,672
Aisin Seiki Co Ltd	3,800	136,768
Ajinomoto Co Inc	14,000	233,160
Alfresa Holdings Corp	1,600	23,082
Alps Electric Co Ltd	7,400	127,202
Amada Co Ltd	14,000	133,783
ANA Holdings Inc	21,000	48,872
Anritsu Corp	4,000	30,484
Aoyama Trading Co Ltd	2,100	48,958
Aozora Bank Ltd	14,000	47,291
Asahi Glass Co Ltd	30,000	162,766
Asahi Group Holdings Ltd	8,200	237,380
Asahi Kasei Corp	41,000	333,147
Asics Corp	7,500	169,033
Astellas Pharma Inc	48,000	715,374
Azbil Corp	800	19,627
Bandai Namco Holdings Inc	2,700	69,187
Benesse Holdings Inc	3,500	114,930
Bridgestone Corp	14,200	470,036
Brother Industries Ltd	5,300	98,159
Calbee Inc	1,200	39,312
Canon Inc	17,300	562,638
Canon Inc ADR	8,890	289,725
Casio Computer Co Ltd	6,200	103,463
Central Japan Railway Co	3,000	404,273
Century Tokyo Leasing Corp	2,000	53,200
Chiyoda Corp	2,000	22,100
Chubu Electric Power Co Inc *	13,000	149,313
Chugai Pharmaceutical Co Ltd	4,900	141,615
Citizen Holdings Co Ltd	13,200	86,614
Coca-Cola East Japan Co Ltd	2,100	41,709
Coca-Cola West Co Ltd	2,500	36,397
COMSYS Holdings Corp	2,800	48,325
Cosmo Oil Co Ltd	12,000	20,251
Dai Nippon Printing Co Ltd	19,000	190,654
Daicel Corp	6,000	64,511
Daido Steel Co Ltd	7,000	27,910
Daihatsu Motor Co Ltd	8,800	139,306
Daiichi Sankyo Co Ltd	13,400	210,395
Daikin Industries Ltd	4,800	297,880
Daito Trust Construction Co Ltd	2,300	271,825
Daiwa House Industry Co Ltd	15,000	269,390
Daiwa Securities Group Inc	34,000	269,614
Dena Co Ltd	7,300	92,909
Denki Kagaku Kogyo KK	3,000	9,827
Denso Corp	10,900	502,943
Dentsu Inc	4,100	156,260
DIC Corp	21,000	47,137
Disco Corp	300	20,394
DMG Mori Seiki Co Ltd	3,100	39,561
Don Quijote Holdings Co Ltd	2,500	143,495
Dowa Holdings Co Ltd	16,000	133,355
East Japan Railway Co	7,100	532,503
Ebara Corp	9,000	53,983
Eisai Co Ltd	6,600	267,051
Electric Power Development Co Ltd	1,400	45,654
FamilyMart Co Ltd	900	34,372
FANUC Corp	3,700	668,164
Fast Retailing Co Ltd	1,100	368,618
Fuji Electric Co Ltd	7,000	33,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Fuji Heavy Industries Ltd	11,900	$393,941
FUJIFILM Holdings Corp	11,700	358,178
Fujitsu Ltd	41,000	252,593
Fukuoka Financial Group Inc	24,000	114,547
Furukawa Electric Co Ltd	5,000	10,038
Glory Ltd	1,300	36,709
Gree Inc	2,000	13,645
GS Yuasa Corp	3,000	17,497
GungHo Online Entertainment Inc	7,100	33,903
H2O Retailing Corp	1,500	25,126
Hakuhodo DY Holdings Inc	4,200	42,539
Hamamatsu Photonics KK	800	38,098
Hankyu Hanshin Holdings Inc	34,000	197,742
Haseko Corp	5,700	44,056
Hikari Tsushin Inc	700	49,811
Hino Motors Ltd	6,000	84,017
Hirose Electric Co Ltd	400	49,419
Hisamitsu Pharmaceutical Co Inc	800	28,760
Hitachi Capital Corp	2,100	50,556
Hitachi Chemical Co Ltd	800	14,103
Hitachi Construction Machinery Co Ltd	1,800	36,274
Hitachi High-Technologies Corp	1,400	40,248
Hitachi Ltd	83,000	631,693
Hitachi Ltd ADR	3,200	244,800
Hitachi Metals Ltd	4,000	71,933
Hitachi Transport System Ltd	700	9,041
Hokkaido Electric Power Co Inc *	3,000	24,354
Hokuhoku Financial Group Inc	14,000	27,410
Hokuriku Electric Power Co	3,100	40,760
Honda Motor Co Ltd	23,900	828,971
Honda Motor Co Ltd ADR	12,006	411,566
Hoshizaki Electric Co Ltd	1,600	74,739
House Foods Group Inc	900	15,597
Hoya Corp	9,050	304,168
Ibiden Co Ltd	6,400	124,767
Idemitsu Kosan Co Ltd	2,000	42,479
IHI Corp	23,000	119,256
Iida Group Holdings Co Ltd	5,000	61,223
Inpex Corp	12,800	181,211
Isetan Mitsukoshi Holdings Ltd	10,800	140,745
Isuzu Motors Ltd	12,000	169,752
Ito En Ltd	2,500	52,812
ITOCHU Corp	33,600	410,873
Itochu Techno-Solutions Corp	1,100	46,249
Iwatani Corp	13,000	90,413
Izumi Co Ltd	600	20,420
J Front Retailing Co Ltd	11,000	144,049
Japan Airlines Co Ltd	3,600	98,523
Japan Exchange Group Inc	7,500	178,232
Japan Tobacco Inc	26,900	875,601
JFE Holdings Inc	10,300	205,739
JGC Corp	4,000	109,267
JSR Corp	2,700	47,133
JTEKT Corp	9,200	154,073
JX Holdings Inc	51,500	237,501
K’s Holdings Corp	400	11,929
Kajima Corp	18,333	87,816
Kakaku.com Inc	4,800	68,225
Kamigumi Co Ltd	2,000	18,975
Kaneka Corp	15,000	83,880
Kansai Paint Co Ltd	4,000	59,784
Kao Corp	10,900	425,155
Kawasaki Heavy Industries Ltd	47,000	187,886
Kawasaki Kisen Kaisha Ltd	54,000	114,830
KDDI Corp	11,700	704,033
Keihan Electric Railway Co Ltd	11,000	47,400
Keikyu Corp	8,000	66,854
Keio Corp	10,000	73,995
Keisei Electric Railway Co Ltd	6,000	60,113
Kewpie Corp	6,900	116,574

	Shares	Value
Keyence Corp	1,040	$452,429
Kikkoman Corp	3,000	63,806
Kintetsu Corp	31,000	104,345
Kirin Holdings Co Ltd	18,000	239,237
Kobayashi Pharmaceutical Co Ltd	700	42,785
Kobe Steel Ltd	157,000	255,023
Koito Manufacturing Co Ltd	2,000	54,378
Komatsu Ltd	22,100	511,543
Konami Corp	900	18,774
Konami Corp ADR	721	14,982
Konica Minolta Inc	19,200	208,019
Kubota Corp	17,000	267,944
Kubota Corp ADR	1,400	110,180
Kuraray Co Ltd	5,800	68,065
Kurita Water Industries Ltd	1,500	33,443
Kyocera Corp	6,600	307,892
Kyocera Corp ADR	1,346	62,845
Kyowa Hakko Kirin Co Ltd	4,000	49,102
Kyushu Electric Power Co Inc *	9,600	103,528
Lawson Inc	1,600	111,973
Lion Corp	7,000	37,594
LIXIL Group Corp	6,000	128,294
M3 Inc	1,400	22,484
Makita Corp	1,600	90,536
Makita Corp ADR	200	11,340
Marubeni Corp	36,000	246,608
Marui Group Co Ltd	4,800	39,559
Matsui Securities Co Ltd	3,100	28,917
Mazda Motor Corp	12,400	311,243
McDonald’s Holdings Co Japan Ltd	800	19,778
Medipal Holdings Corp	4,000	48,649
MEIJI Holdings Co Ltd	1,100	87,161
Minebea Co Ltd	3,000	40,973
Miraca Holdings Inc	1,600	66,203
MISUMI Group Inc	1,200	36,274
Mitsubishi Chemical Holdings Corp	67,700	333,352
Mitsubishi Corp	30,900	633,320
Mitsubishi Electric Corp	39,000	519,962
Mitsubishi Estate Co Ltd	27,000	608,265
Mitsubishi Gas Chemical Co Inc	5,000	31,890
Mitsubishi Heavy Industries Ltd	72,000	463,681
Mitsubishi Logistics Corp	3,000	43,101
Mitsubishi Materials Corp	44,000	142,921
Mitsubishi Motors Corp	17,400	211,366
Mitsubishi Tanabe Pharma Corp	3,100	45,504
Mitsubishi UFJ Financial Group Inc	190,200	1,076,633
Mitsubishi UFJ Financial Group Inc ADR	67,980	381,368
Mitsui & Co Ltd	32,500	512,841
Mitsui & Co Ltd ADR	300	94,614
Mitsui Chemicals Inc *	11,000	30,618
Mitsui Engineering & Shipbuilding Co Ltd	46,000	103,959
Mitsui Fudosan Co Ltd	20,000	613,311
Mitsui Mining & Smelting Co Ltd	6,000	15,999
Mitsui OSK Lines Ltd	36,000	114,975
Mizuho Financial Group Inc	351,000	627,314
Mizuho Financial Group Inc ADR	68,432	244,302
MS&AD Insurance Group Holdings Inc	12,400	270,845
Murata Manufacturing Co Ltd	4,500	512,123
Nabtesco Corp	1,100	26,393
Nagase & Co Ltd	2,000	24,327
Nagoya Railroad Co Ltd	8,000	32,108
Nankai Electric Railway Co Ltd	6,000	27,580
NEC Corp	84,000	290,636
Nexon Co Ltd	3,300	27,245
NGK Insulators Ltd	4,000	95,506
NGK Spark Plug Co Ltd	4,000	117,933
NH Foods Ltd	3,000	63,780
NHK Spring Co Ltd	4,000	39,249
Nichirei Corp	9,000	37,778
Nidec Corp	2,600	176,039

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Nidec Corp ADR	6,032	$102,061
Nikon Corp	8,300	120,055
Nintendo Co Ltd	1,600	174,143
Nippo Corp	3,000	55,042
Nippon Electric Glass Co Ltd	10,000	48,745
Nippon Express Co Ltd	36,000	150,998
Nippon Kayaku Co Ltd	3,000	36,607
Nippon Paint Holdings Co Ltd	2,000	45,059
Nippon Paper Industries Co Ltd	2,200	32,940
Nippon Shokubai Co Ltd	5,000	55,667
Nippon Steel & Sumitomo Metal Corp	172,630	448,443
Nippon Telegraph & Telephone Corp	6,000	373,418
Nippon Telegraph & Telephone Corp ADR	4,100	127,551
Nippon Yusen KK	63,000	166,282
Nipro Corp	3,700	30,745
Nishi-Nippon Railroad Co Ltd	5,000	18,883
Nissan Chemical Industries Ltd	4,000	70,909
Nissan Motor Co Ltd	54,800	534,680
Nissan Shatai Co Ltd	3,000	48,983
Nisshin Seifun Group Inc	4,840	47,712
Nisshinbo Holdings Inc	4,000	33,627
Nissin Foods Holdings Co Ltd	1,000	51,914
Nitori Holdings Co Ltd	900	55,758
Nitto Denko Corp	2,900	159,198
NOK Corp	2,000	45,937
Nomura Holdings Inc	60,900	361,380
Nomura Holdings Inc ADR	19,971	118,029
Nomura Real Estate Holdings Inc	4,800	82,523
Nomura Research Institute Ltd	4,200	135,956
NSK Ltd	9,000	128,298
NTN Corp	12,000	54,249
NTT Data Corp	5,900	211,709
NTT DOCOMO Inc	25,500	425,882
NTT DOCOMO Inc ADR	9,700	162,378
NTT Urban Development Corp	4,100	43,181
Obayashi Corp	11,000	75,389
Obic Co Ltd	1,600	57,230
Odakyu Electric Railway Co Ltd	10,000	91,506
Oji Holdings Corp	27,000	102,244
Olympus Corp *	4,900	176,078
Omron Corp	4,000	181,871
Ono Pharmaceutical Co Ltd	800	71,146
Oracle Corp Japan	600	23,425
Oriental Land Co Ltd	1,000	189,264
Osaka Gas Co Ltd	33,000	132,306
Otsuka Corp	1,200	47,727
Otsuka Holdings Co Ltd	9,100	313,855
Panasonic Corp	41,000	488,109
Panasonic Corp ADR	13,000	155,740
Park24 Co Ltd	3,000	47,891
Pigeon Corp	700	39,662
Rakuten Inc	18,200	210,180
Rengo Co Ltd	6,000	26,980
Resona Holdings Inc	50,700	286,136
Ricoh Co Ltd	27,300	293,540
Rinnai Corp	500	41,427
Rohm Co Ltd	1,900	119,673
Rohto Pharmaceutical Co Ltd	4,000	53,789
Ryohin Keikaku Co Ltd	800	95,413
Sankyo Co Ltd	900	32,268
Sanrio Co Ltd	1,400	40,508
Santen Pharmaceutical Co Ltd	1,500	84,021
Sapporo Holdings Ltd	2,000	7,679
Sawai Pharmaceutical Co Ltd	2,200	126,645
SBI Holdings Inc	10,920	122,429
SCSK Corp	2,100	56,466
Secom Co Ltd	5,400	321,965
Sega Sammy Holdings Inc	3,100	49,920
Seiko Epson Corp	4,500	216,408
Seino Holdings Co Ltd	3,000	24,049

	Shares	Value
Sekisui Chemical Co Ltd	15,000	$172,429
Sekisui House Ltd	21,900	258,614
Seven & I Holdings Co Ltd	16,100	625,053
Seven Bank Ltd	18,900	77,081
Sharp Corp *	40,000	113,931
Shikoku Electric Power Co Inc *	4,200	53,713
Shimadzu Corp	6,000	51,969
Shimamura Co Ltd	500	45,985
Shimano Inc	1,200	146,043
Shimizu Corp	8,000	63,148
Shin-Etsu Chemical Co Ltd	9,600	628,004
Shinsei Bank Ltd	30,000	64,343
Shionogi & Co Ltd	5,400	123,982
Shiseido Co Ltd	9,600	158,580
Showa Denko KK	141,000	185,235
Showa Shell Sekiyu KK	11,900	113,223
SKY Perfect JSAT Holdings Inc	10,600	62,182
SMC Corp	1,100	303,770
SoftBank Corp	20,700	1,453,074
Sojitz Corp	27,300	42,739
Sompo Japan Nipponkoa Holdings Inc	9,450	229,606
Sony Corp	11,500	207,224
Sony Corp ADR	14,295	257,882
Sony Financial Holdings Inc	3,700	59,902
Sotetsu Holdings Inc	8,000	28,968
Square Enix Holdings Co Ltd	1,700	35,985
Stanley Electric Co Ltd	2,400	51,954
Start Today Co Ltd	600	12,993
Sugi Holdings Co Ltd	1,100	46,209
Sumco Corp	4,900	59,211
Sumitomo Chemical Co Ltd	73,000	260,452
Sumitomo Corp	25,700	283,841
Sumitomo Dainippon Pharma Co Ltd	4,800	61,183
Sumitomo Electric Industries Ltd	19,500	288,457
Sumitomo Forestry Co Ltd	9,800	105,540
Sumitomo Heavy Industries Ltd	11,000	61,954
Sumitomo Metal Mining Co Ltd	8,000	112,779
Sumitomo Mitsui Financial Group Inc	25,900	1,056,918
Sumitomo Mitsui Financial Group Inc ADR	12,900	105,780
Sumitomo Mitsui Trust Holdings Inc	69,000	287,501
Sumitomo Realty & Development Co Ltd	9,000	320,618
Sumitomo Rubber Industries Ltd	7,100	100,823
Sundrug Co Ltd	1,000	44,472
Suruga Bank Ltd	4,000	79,785
Suzuken Co Ltd	900	25,949
Suzuki Motor Corp	9,500	315,238
Sysmex Corp	2,200	88,449
T&D Holdings Inc	17,500	225,012
Tadano Ltd	3,000	55,054
Taiheiyo Cement Corp	30,000	112,725
Taisei Corp	18,000	101,667
Taiyo Nippon Sanso Corp	5,000	44,108
Takara Holdings Inc	3,000	22,857
Takashimaya Co Ltd	5,000	41,837
Takeda Pharmaceutical Co Ltd	15,900	691,603
TDK Corp	3,500	195,574
Teijin Ltd	51,000	123,273
Terumo Corp	5,600	134,364
The 77 Bank Ltd	4,000	21,098
The Bank of Kyoto Ltd	6,000	49,880
The Bank of Yokohama Ltd	25,000	137,617
The Chiba Bank Ltd	16,000	111,421
The Chugoku Bank Ltd	4,000	58,792
The Chugoku Electric Power Co Inc	6,800	87,327
The Dai-ichi Life Insurance Co Ltd	16,500	245,149
The Gunma Bank Ltd	5,000	28,836
The Hachijuni Bank Ltd	6,000	36,081
The Hiroshima Bank Ltd	27,000	132,483
The Iyo Bank Ltd	5,000	50,651
The Japan Steel Works Ltd	8,000	32,071

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
The Joyo Bank Ltd	28,000	$137,570
The Kansai Electric Power Co Inc *	13,400	126,947
The Keiyo Bank Ltd	2,000	10,203
The Nishi-Nippon City Bank Ltd	6,000	15,977
The Shiga Bank Ltd	2,000	11,023
The Shizuoka Bank Ltd	20,000	206,064
The Yokohama Rubber Co Ltd	6,000	51,965
THK Co Ltd	2,900	72,268
Tobu Railway Co Ltd	22,000	110,795
Toho Co Ltd	1,000	22,627
Toho Gas Co Ltd	5,000	28,227
Tohoku Electric Power Co Inc	8,600	97,789
Tokai Rika Co Ltd	1,400	29,649
Tokai Tokyo Financial Holdings Inc	9,000	61,963
Tokio Marine Holdings Inc	15,800	490,652
Tokyo Electric Power Co Inc *	26,300	92,149
Tokyo Electron Ltd	2,700	175,483
Tokyo Gas Co Ltd	64,000	359,990
Tokyo Tatemono Co Ltd	7,000	56,684
Tokyu Corp	23,000	150,885
Tokyu Fudosan Holdings Corp	10,000	68,623
TonenGeneral Sekiyu KK	4,000	34,987
Toppan Printing Co Ltd	11,000	79,117
Toray Industries Inc	36,000	238,133
Toshiba Corp	92,000	426,668
Toshiba TEC Corp	15,000	97,166
Tosoh Corp	25,000	101,300
TOTO Ltd	5,000	55,025
Toyo Seikan Group Holdings Ltd	3,100	38,460
Toyo Suisan Kaisha Ltd	1,000	33,207
Toyo Tire & Rubber Co Ltd	3,500	59,896
Toyoda Gosei Co Ltd	2,000	39,053
Toyota Motor Corp	22,160	1,302,276
Toyota Motor Corp ADR	18,708	2,198,751
Toyota Tsusho Corp	8,300	202,435
Trend Micro Inc	1,800	60,941
TS Tech Co Ltd	3,500	85,250
Tsumura & Co	1,500	33,406
Tsuruha Holdings Inc	200	11,131
Ube Industries Ltd	14,000	22,353
Unicharm Corp	6,600	150,204
UNY Group Holdings Co Ltd	5,200	27,652
Ushio Inc	900	9,512
USS Co Ltd	2,700	41,464
Wacoal Holdings Corp	3,000	29,165
West Japan Railway Co	2,800	125,116
Yahoo Japan Corp	35,000	133,211
Yakult Honsha Co Ltd	1,700	89,359
Yamada Denki Co Ltd	14,100	41,168
Yamaguchi Financial Group Inc	2,000	18,906
Yamaha Corp	1,400	18,310
Yamaha Motor Co Ltd	10,100	197,783
Yamato Holdings Co Ltd	10,300	191,855
Yamato Kogyo Co Ltd	1,300	43,507
Yamazaki Baking Co Ltd	2,000	25,800
Yaskawa Electric Corp	6,000	81,334
Yokogawa Electric Corp	3,800	50,114
Zeon Corp	4,000	40,807

		63,894,894

Luxembourg - 0.4%

ArcelorMittal	8,057	110,586
ArcelorMittal ‘NY’ (NYSE)	20,275	277,565
L’Occitane International SA	7,500	17,197
Millicom International Cellular SA SDR	2,190	175,372
Samsonite International SA	22,500	72,421
SES SA FDR ‘A’	7,007	242,225
Subsea 7 SA	7,811	111,409

	Shares	Value
Tenaris SA	2,894	$65,969
Tenaris SA ADR	2,949	134,327

		1,207,071

Mauritius - 0.0%

Golden Agri-Resources Ltd	342,000	137,873

Netherlands - 2.8%

Aegon NV	14,759	121,504
Aegon NV ‘NY’	38,867	319,487
Airbus Group NV	12,802	803,582
Akzo Nobel NV	8,875	604,607
ASML Holding NV	3,752	372,391
ASML Holding NV ‘NY’	3,036	300,017
CNH Industrial NV	23,287	185,206
Delta Lloyd NV	3,005	72,143
Fugro NV CVA	1,119	33,841
Gemalto NV (AMS)	1,702	155,957
Heineken NV	5,384	402,095
ING Groep NV ADR *	39,158	555,652
ING Groep NV CVA *	41,881	595,706
Koninklijke Ahold NV	25,146	406,638
Koninklijke Boskalis Westminster NV	3,737	209,080
Koninklijke DSM NV	4,955	305,240
Koninklijke KPN NV *	109,793	350,493
Koninklijke Philips NV	9,181	292,288
Koninklijke Philips NV ‘NY’	13,799	437,566
Koninklijke Vopak NV	2,445	131,645
QIAGEN NV (XETR) *	4,796	109,162
Randstad Holding NV	2,867	133,135
Reed Elsevier NV	13,222	299,604
Reed Elsevier NV ADR	1,235	55,810
SBM Offshore NV *	56	808
STMicroelectronics NV	22,481	172,906
STMicroelectronics NV ‘NY’	2,700	20,763
TNT Express NV	4,920	30,955
Unilever NV ‘NY’	21,435	850,541
Unilever NV CVA	15,780	627,254
Wolters Kluwer NV	12,192	324,739
Ziggo NV	2,246	104,860

		9,385,675

New Zealand - 0.1%

Auckland International Airport Ltd	33,907	101,824
Contact Energy Ltd	4,031	18,814
Fletcher Building Ltd (NZX)	17,524	119,702
Spark New Zealand Ltd (NZX)	69,177	160,452
Xero Ltd *	1,820	30,727

		431,519

Norway - 0.8%

Akastor ASA	5,160	20,738
Aker Solutions ASA * ~	5,160	51,401
DNB ASA	20,890	390,679
DNO ASA *	11,238	35,108
Fred Olsen Energy ASA	553	10,151
Gjensidige Forsikring ASA	3,349	70,791
Marine Harvest ASA	6,125	85,792
Norsk Hydro ASA	33,962	189,218
Orkla ASA	14,967	135,440
Petroleum Geo-Services ASA	11,549	73,045
Schibsted ASA	1,909	103,342
SpareBank 1 SR Bank ASA	1,034	9,798
Statoil ASA	20,828	566,685
Statoil ASA ADR	3,728	101,252
Storebrand ASA *	17,962	99,888
Telenor ASA	15,435	338,696
TGS Nopec Geophysical Co ASA	3,566	90,610
Yara International ASA	3,056	153,204

		2,525,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Papua New Guinea - 0.1%

Oil Search Ltd	21,704	$169,236

Portugal - 0.2%

Banco Comercial Portugues SA *	786,633	101,437
Banco Espirito Santo SA * +	61,212	-
EDP - Energias de Portugal SA	48,476	210,900
Galp Energia SGPS SA	12,671	205,566
Jeronimo Martins SGPS SA	4,083	44,815
Portugal Telecom SGPS SA	7,542	15,818

		578,536

Singapore - 1.3%

CapitaLand Ltd	92,000	230,508
City Developments Ltd	11,000	82,817
ComfortDelGro Corp Ltd	36,831	69,186
DBS Group Holdings Ltd	40,308	581,144
Ezion Holdings Ltd	34,800	49,396
First Resources Ltd	27,000	42,240
Global Logistic Properties Ltd	76,000	161,274
Great Eastern Holdings Ltd	2,000	37,428
Hutchison Port Holdings Trust	211,000	147,230
Jardine Cycle & Carriage Ltd	2,000	67,282
Keppel Corp Ltd	30,800	253,197
Keppel Land Ltd	7,000	19,184
M1 Ltd	17,000	47,386
Oversea-Chinese Banking Corp Ltd	53,876	410,837
SATS Ltd	8,000	19,168
Sembcorp Industries Ltd	32,000	129,953
Sembcorp Marine Ltd	12,000	35,087
Singapore Airlines Ltd	18,000	138,683
Singapore Exchange Ltd	20,000	113,101
Singapore Post Ltd	34,000	47,789
Singapore Press Holdings Ltd	28,000	92,189
Singapore Technologies Engineering Ltd	37,000	105,708
Singapore Telecommunications Ltd	196,000	582,506
SMRT Corp Ltd	24,000	29,141
StarHub Ltd	8,000	25,794
United Industrial Corp Ltd	9,000	23,494
United Overseas Bank Ltd	27,783	486,825
UOL Group Ltd	14,000	72,423
Venture Corp Ltd	18,000	107,253
Wilmar International Ltd	49,000	118,500

		4,326,723

Spain - 3.1%

Abengoa SA ‘B’	10,114	52,852
Abertis Infraestructuras SA	12,829	252,497
Acciona SA *	1,020	75,850
ACS Actividades de Construccion y Servicios SA	3,026	115,499
Amadeus IT Holding SA ‘A’	8,960	333,747
Banco Bilbao Vizcaya Argentaria SA	85,599	1,025,286
Banco Bilbao Vizcaya Argentaria SA ADR	7,581	90,972
Banco de Sabadell SA	198,041	581,126
Banco Popular Espanol SA	51,764	314,958
Banco Santander SA	197,750	1,891,825
Banco Santander SA ADR	754	7,163
Bankia SA *	80,672	149,444
Bankinter SA	17,392	146,190
CaixaBank SA	43,589	263,204
Distribuidora Internacional de Alimentacion SA	11,300	80,589
EDP Renovaveis SA	3,839	26,477
Enagas SA	6,426	206,806
Ferrovial SA	7,388	142,714
Gas Natural SDG SA	8,452	248,143
Grifols SA	2,817	114,592

	Shares	Value
Iberdrola SA	131,582	$940,011
Inditex SA	21,715	598,219
International Consolidated Airlines Group SA *	30,860	183,520
Mapfre SA	40,388	142,555
Mediaset Espana Comunicacion SA *	8,321	103,114
Prosegur Cia de Seguridad SA	6,890	42,747
Red Electrica Corp SA	3,294	284,249
Repsol SA	13,699	324,198
Repsol SA ADR	5,493	129,882
Telefonica SA	50,428	779,202
Telefonica SA ADR	28,381	436,216
Zardoya Otis SA	4,529	56,019

		10,139,866

Sweden - 2.8%

Alfa Laval AB	6,555	139,864
Assa Abloy AB ‘B’	8,699	446,093
Atlas Copco AB ‘A’	14,634	418,314
Atlas Copco AB ‘B’	10,372	268,256
BillerudKorsnas AB	5,024	71,006
Boliden AB	11,071	178,909
Electrolux AB ‘B’	4,287	112,683
Elekta AB ‘B’	7,108	69,912
Getinge AB ‘B’	8,418	211,772
Hennes & Mauritz AB ‘B’	20,907	867,456
Hexagon AB ‘B’	4,401	139,108
Hexpol AB	141	11,225
Husqvarna AB ‘B’	5,332	37,555
ICA Gruppen AB	2,496	81,577
Lundin Petroleum AB *	3,187	53,711
Meda AB ‘A’	9,158	128,697
Modern Times Group AB ‘B’	574	18,084
NCC AB ‘B’	4,516	149,248
Nibe Industrier AB ‘B’	1,681	42,212
Nordea Bank AB	64,634	837,384
Ratos AB ‘B’	1,948	14,063
Saab AB ‘B’	2,243	55,009
Sandvik AB	29,256	328,118
Securitas AB ‘B’	9,258	102,774
Skandinaviska Enskilda Banken AB ‘A’	32,389	430,254
Skanska AB ‘B’	8,407	173,172
SKF AB ‘B’	9,831	205,248
SSAB AB ‘A’ *	3,075	26,218
SSAB AB ‘B’ *	9,660	71,852
Svenska Cellulosa AB SCA ‘A’	303	7,213
Svenska Cellulosa AB SCA ‘B’	16,584	394,373
Svenska Handelsbanken AB ‘A’	11,199	524,186
Swedbank AB ‘A’	20,327	509,257
Swedish Match AB	3,770	121,730
Tele2 AB ‘B’	9,978	120,320
Telefonaktiebolaget LM Ericsson ‘A’	4,940	59,868
Telefonaktiebolaget LM Ericsson ‘B’	46,910	592,111
Telefonaktiebolaget LM Ericsson ADR	19,502	245,530
TeliaSonera AB	54,100	373,363
Trelleborg AB ‘B’	7,998	138,014
Volvo AB ‘A’	6,806	75,127
Volvo AB ‘B’	31,771	342,995

		9,193,861

Switzerland - 7.8%

ABB Ltd	20,103	449,786
ABB Ltd ADR	29,541	662,014
Actelion Ltd	2,331	273,292
Adecco SA	5,928	399,991
Aryzta AG	2,616	225,650
Baloise Holding AG	1,280	163,390
Banque Cantonale Vaudoise	27	14,457
Barry Callebaut AG	39	43,222
Chocoladefabriken Lindt & Spruengli AG	2	118,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Cie Financiere Richemont SA ~	10,538	$863,565
Clariant AG	14,593	248,788
Coca-Cola HBC AG	3,229	69,635
Credit Suisse Group AG	20,817	573,873
Credit Suisse Group AG ADR	6,941	191,849
DKSH Holding AG	427	31,681
Dufry AG *	589	89,828
EMS-Chemie Holding AG	226	93,613
Galenica AG	176	155,039
Geberit AG	815	262,542
Givaudan SA	306	487,596
Holcim Ltd	6,793	492,904
Julius Baer Group Ltd	7,214	321,861
Kuehne + Nagel International AG	1,066	134,485
Lonza Group AG	1,833	221,120
Nestle SA	58,498	4,290,811
Novartis AG	25,519	2,403,331
Novartis AG ADR	15,494	1,458,450
OC Oerlikon Corp AG	7,159	89,000
Partners Group Holding AG	434	114,307
PSP Swiss Property AG	103	8,637
Roche Holding AG (XSWX)	541	156,717
Roche Holding AG (XVTX)	16,258	4,814,028
Schindler Holding AG	830	110,573
SGS SA	138	285,000
Sika AG	75	259,027
Sonova Holding AG	867	138,361
Sulzer AG	437	53,744
Swiss Life Holding AG	992	236,086
Swiss Re AG	10,737	855,053
Swisscom AG	732	415,847
Syngenta AG	1,393	442,146
Syngenta AG ADR	4,185	265,203
The Swatch Group AG	906	429,264
The Swatch Group AG (Registered)	2,304	201,665
UBS AG (NYSE)	31,098	540,172
UBS AG (XVTX)	39,086	678,147
Zurich Insurance Group AG	3,077	914,976

		25,749,314

United Kingdom - 18.0%

Aberdeen Asset Management PLC	26,510	171,184
Admiral Group PLC	2,694	55,849
Aggreko PLC	8,358	208,933
AMEC PLC	10,574	188,233
Anglo American PLC	34,327	764,440
Antofagasta PLC	13,397	156,301
ARM Holdings PLC	1,325	19,306
ARM Holdings PLC ADR	10,065	439,740
Ashmore Group PLC	1,763	8,757
Ashtead Group PLC	13,049	219,135
Associated British Foods PLC	8,801	381,279
AstraZeneca PLC ADR	27,293	1,949,812
Aviva PLC	56,982	480,670
Aviva PLC ADR	5,610	95,033
Babcock International Group PLC	18,717	329,682
BAE Systems PLC	88,343	675,053
Barclays PLC	41,798	153,980
Barclays PLC ADR	68,218	1,010,309
Barratt Developments PLC	29,077	185,633
Berkeley Group Holdings PLC	3,640	132,501
BG Group PLC	74,686	1,373,829
BHP Billiton PLC	570	15,825
BHP Billiton PLC ADR	23,688	1,315,395
BP PLC ADR	66,534	2,924,169
British American Tobacco PLC	16,938	952,066
British American Tobacco PLC ADR	11,949	1,351,193
British Sky Broadcasting Group PLC	17,407	247,565
British Sky Broadcasting Group PLC ADR	1,754	101,285
BT Group PLC	130,392	798,712

	Shares	Value
BT Group PLC ADR	3,807	$234,054
Bunzl PLC	5,564	144,561
Burberry Group PLC	10,178	248,274
Capita PLC	14,515	272,883
Carnival PLC	1,157	45,993
Carnival PLC ADR	3,509	140,185
Centrica PLC	137,358	683,049
Cobham PLC	31,562	148,133
Compass Group PLC	39,095	631,416
Croda International PLC	2,177	72,190
Daily Mail & General Trust PLC ‘A’	9,002	111,725
Diageo PLC ADR	12,867	1,484,852
Direct Line Insurance Group PLC	35,451	169,007
Dixons Carphone PLC	18,288	108,448
easyJet PLC	3,554	81,483
Experian PLC	21,362	339,322
Fresnillo PLC	3,109	38,165
Friends Life Group Ltd	41,052	204,350
G4S PLC	46,933	190,313
Genting Singapore PLC	129,000	115,123
GKN PLC	55,757	286,297
GlaxoSmithKline PLC	1,836	42,022
GlaxoSmithKline PLC ADR	54,373	2,499,527
Glencore PLC *	185,340	1,025,496
Hargreaves Lansdown PLC	5,034	76,649
Hikma Pharmaceuticals PLC	3,469	97,195
HSBC Holdings PLC (LI)	6,138	62,469
HSBC Holdings PLC ADR	72,056	3,666,209
IMI PLC	5,074	100,741
Imperial Tobacco Group PLC	22,112	951,169
Informa PLC	9,345	74,052
Inmarsat PLC	9,685	109,690
InterContinental Hotels Group PLC	2,669	102,915
InterContinental Hotels Group PLC ADR	2,593	100,245
Intertek Group PLC	4,139	175,277
Investec PLC	13,065	109,628
ITV PLC	101,592	341,636
J Sainsbury PLC	41,546	169,148
John Wood Group PLC	6,020	73,643
Johnson Matthey PLC	5,275	248,205
Kazakhmys PLC *	736	3,141
Kingfisher PLC	66,386	347,937
Legal & General Group PLC	130,984	485,956
Lloyds Banking Group PLC *	788,803	977,421
Lloyds Banking Group PLC ADR *	108,002	544,330
London Stock Exchange Group PLC	6,199	187,376
Marks & Spencer Group PLC	41,442	270,693
Meggitt PLC	36,410	266,200
Melrose Industries PLC	19,291	77,008
Mondi PLC	11,390	185,444
National Grid PLC	33,955	486,858
National Grid PLC ADR	9,051	650,586
Next PLC	3,779	404,556
Old Mutual PLC	126,044	369,556
Pearson PLC	4,231	84,990
Pearson PLC ADR	12,512	250,490
Pennon Group PLC	6,143	78,703
Persimmon PLC *	8,557	183,918
Petrofac Ltd	8,521	142,434
Prudential PLC	4,303	95,573
Prudential PLC ADR	20,593	916,594
Randgold Resources Ltd	1,832	124,352
Reckitt Benckiser Group PLC	14,138	1,223,713
Reed Elsevier PLC	4,850	77,413
Reed Elsevier PLC ADR	5,087	327,755
Rexam PLC	27,859	222,042
Rio Tinto PLC	309	15,171
Rio Tinto PLC ADR	26,372	1,296,975
Rolls-Royce Holdings PLC *	40,645	630,014
Royal Bank of Scotland Group PLC *	16,107	96,009

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Royal Bank of Scotland Group PLC ADR *	14,971	$178,604
Royal Dutch Shell PLC ‘A’ (LI)	1,924	73,385
Royal Dutch Shell PLC ‘A’ ADR	35,459	2,699,494
Royal Dutch Shell PLC ‘B’	5,785	228,207
Royal Dutch Shell PLC ‘B’ ADR	18,902	1,495,526
RSA Insurance Group PLC *	23,142	181,237
SABMiller PLC	18,072	1,004,230
Schroders PLC	3,090	119,151
Schroders PLC (Non-Voting)	1,511	46,241
Serco Group PLC	5,706	26,430
Severn Trent PLC	6,933	210,102
Shire PLC	3,013	260,413
Shire PLC ADR	2,941	761,866
Smith & Nephew PLC ADR	3,359	282,794
Smiths Group PLC	15,558	318,677
Sports Direct International PLC *	8,054	80,379
SSE PLC	26,268	655,828
St James’s Place PLC	18,966	223,016
Standard Chartered PLC	45,627	840,536
Standard Life PLC	49,477	330,483
Tate & Lyle PLC	16,806	160,291
Taylor Wimpey PLC	84,879	154,191
Tesco PLC	143,407	429,003
The Sage Group PLC	30,883	182,569
The Weir Group PLC	5,906	238,659
Travis Perkins PLC	5,133	137,756
TUI Travel PLC	12,712	79,841
Tullow Oil PLC	20,134	209,613
Unilever PLC	2,665	111,240
Unilever PLC ADR	25,915	1,085,839
United Utilities Group PLC	16,403	213,848
Vedanta Resources PLC	1,430	23,138
Vodafone Group PLC	173,091	570,565
Vodafone Group PLC ADR	35,218	1,158,320
Whitbread PLC	4,708	316,923
William Hill PLC	12,407	74,069
WM Morrison Supermarkets PLC	71,111	193,970
Wolseley PLC	7,236	380,159
WPP PLC	13,436	268,748
WPP PLC ADR	3,770	378,659

		59,888,816

Total Common Stocks (Cost $293,654,193)		326,715,153

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $4,020,223; collateralized by U.S. Treasury Notes: 1.250% due 01/31/19 and value $4,102,800)	$4,020,223	4,020,223

Total Short-Term Investment (Cost $4,020,223)		4,020,223

TOTAL INVESTMENTS - 99.7% (Cost $297,706,086)		330,773,793

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,118,373

NET ASSETS - 100.0%		$331,892,166

Notes to Schedule of Investments

(a)	As of September 30, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.4%
Industrials	12.8%
Consumer Discretionary	11.5%
Health Care	9.9%
Consumer Staples	9.7%
Materials	9.1%
Energy	8.9%
Information Technology	4.7%
Telecommunication Services	4.6%
Utilities	3.9%
Others (each less than 3.0%)	1.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$9,277	$9,277	$-	$-
	Preferred Stocks (1)	29,140	-	29,140	-
	Common Stocks
	Australia	21,524,547	2,015,913	19,508,634	-
	Austria	892,252	-	892,252	-
	Belgium	4,093,856	1,180,938	2,912,918	-
	Bermuda	1,422,166	123,429	1,298,737	-
	Canada	33,451,113	33,451,113	-	-
	Cayman	760,619	149,064	595,587	15,968
	Cyprus	13,914	-	13,914	-
	Denmark	5,140,862	1,010,258	4,130,604	-
	Finland	3,392,325	165,816	3,226,509	-
	France	26,858,918	905,366	25,953,552	-
	Germany	23,991,873	1,130,501	22,861,372	-
	Hong Kong	7,559,535	-	7,559,535	-
	Ireland	1,405,395	380,516	1,024,879	-
	Israel	1,617,196	951,542	665,654	-
	Italy	6,961,360	371,829	6,589,531	-
	Japan	63,894,894	5,099,428	58,795,466	-
	Luxembourg	1,207,071	411,892	795,179	-
	Mauritius	137,873	-	137,873	-
	Netherlands	9,385,675	2,539,836	6,845,839	-
	New Zealand	431,519	-	431,519	-
	Norway	2,525,838	152,653	2,373,185	-
	Papua New Guinea	169,236	-	169,236	-
	Portugal	578,536	-	578,536	-
	Singapore	4,326,723	-	4,326,723	-
	Spain	10,139,866	664,233	9,475,633	-
	Sweden	9,193,861	245,530	8,948,331	-
	Switzerland	25,749,314	3,588,205	22,161,109	-
	United Kingdom	59,888,816	29,339,840	30,548,976	-

		326,715,153	83,877,902	242,821,283	15,968
	Short-Term Investment	4,020,223	-	4,020,223	-

	Total	$330,773,793	$83,887,179	$246,870,646	$15,968

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 292

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2014 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of September 30, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2014.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JOD	Jordanian Dollar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage - Backed Index
iTraxx Europe	International Index - Europe

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Select Fund (“the Trust”) is comprised of fifty-eight portfolios. The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each portfolio’s investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust is divided into shares. The price per share of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Short-Term Investments

Short-term investments maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the portfolio sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using reference instruments and industry pricing models

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pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the applicable Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Tactical Strategy, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Tactical International, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Trust based upon the NAVs of the Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”) at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to

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value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of September 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market markers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading

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levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield

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approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 4).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 4).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest. For more information regarding the risk associated with each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a portfolio’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by

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their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2014, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each portfolio’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/ or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a

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security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 3.

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

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Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC

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derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment

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received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

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A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2014 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

4. TRANSACTIONS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended September 30, 2014 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2014	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Depreciation	As of September 30, 2014
							Ending Value	Share Balance

American Funds Asset Allocation
American Funds Insurance Series®
Asset Allocation Fund—Class 1	$1,555,907,783	$356,196,604	$94,915,098	$22,106,678	$9,474,026	($39,487,755)	$1,954,899,078	88,376,993

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

Portfolio/Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Share Balance

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$37,808,497	$585,206	$423	$16,313	$37,240,027	3,722,085
PD Aggregate Bond Index ‘P’	182,856,819	33,532,222	37,862,553	1,669,119	5,776,860	185,972,467	16,404,969
PD High Yield Bond Market ‘P’	20,437,329	3,891,336	555,469	38,037	602,484	24,413,717	1,887,707
PD Large-Cap Growth Index ‘P’	38,703,628	4,733,216	1,018,359	339,525	2,890,046	45,648,056	2,002,989
PD Large-Cap Value Index ‘P’	46,099,747	4,594,568	1,203,515	391,210	3,359,355	53,241,365	2,454,311
PD Small-Cap Growth Index ‘P’	6,906,219	1,275,495	185,156	64,652	(340,816)	7,720,394	385,535
PD Small-Cap Value Index ‘P’	10,128,484	2,408,030	277,734	82,004	(657,580)	11,683,204	653,228
PD Emerging Markets ‘P’	6,699,721	881,049	185,157	(17,586)	270,711	7,648,738	503,548
PD International Large-Cap ‘P’	31,014,619	5,979,936	833,203	179,489	(670,658)	35,670,183	2,214,911
Total	$342,846,566	$95,104,349	$42,706,352	$2,746,873	$11,246,715	$409,238,151

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$91,000,884	$10,109	$8	$34,751	$91,025,534	9,097,865
PD Aggregate Bond Index ‘P’	396,951,585	100,658,574	76,429,952	3,624,539	12,896,444	437,701,190	38,610,416
PD High Yield Bond Market ‘P’	56,630,112	16,222,202	8,424	924	1,755,819	74,600,633	5,768,240
PD Large-Cap Growth Index ‘P’	173,747,265	32,551,659	25,273	11,663	15,343,156	221,628,470	9,724,825
PD Large-Cap Value Index ‘P’	224,090,888	37,211,609	32,012	14,408	18,797,181	280,082,074	12,911,175
PD Small-Cap Growth Index ‘P’	35,475,757	8,290,922	5,055	1,936	(1,419,181)	42,344,379	2,114,562
PD Small-Cap Value Index ‘P’	58,309,135	14,729,382	8,424	2,987	(3,487,767)	69,545,313	3,888,397
PD Emerging Markets ‘P’	44,761,724	8,200,840	6,739	1,233	1,810,535	54,767,593	3,605,578
PD International Large-Cap ‘P’	161,757,502	44,563,483	23,588	5,298	(3,091,743)	203,210,952	12,618,218
Total	$1,151,723,968	$353,429,555	$76,549,576	$3,662,996	$42,639,195	$1,474,906,138

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$-	$15,648,899	$426,812	$347	$6,464	$15,228,898	1,522,105
PD Aggregate Bond Index ‘P’	73,586,571	15,270,457	16,017,178	762,941	2,246,818	75,849,609	6,690,832
PD High Yield Bond Market ‘P’	8,043,938	2,206,168	321,079	17,557	237,914	10,184,498	787,482
PD Large-Cap Growth Index ‘P’	80,121,442	11,415,168	3,050,248	1,274,435	5,470,406	95,231,203	4,178,645
PD Large-Cap Value Index ‘P’	94,627,124	10,897,130	3,531,866	1,403,252	6,237,736	109,633,376	5,053,860
PD Small-Cap Growth Index ‘P’	25,231,650	5,469,965	963,236	387,260	(1,461,292)	28,664,347	1,431,419
PD Small-Cap Value Index ‘P’	33,649,562	7,957,685	1,284,315	410,039	(2,342,697)	38,390,273	2,146,466
PD Emerging Markets ‘P’	24,164,429	4,227,289	963,236	77,085	915,533	28,421,100	1,871,079
PD International Large-Cap ‘P’	79,318,198	18,090,229	3,050,248	719,498	(2,053,618)	93,024,060	5,776,253
Total	$418,742,914	$91,182,990	$29,608,218	$5,052,414	$9,257,264	$494,627,364

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Portfolio/Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Conservative
Diversified Bond ‘P’	$352,192,804	$31,299,081	$62,109,400	$5,522,865	$15,314,488	$342,219,838	29,794,575
Floating Rate Income ‘P’	51,492,683	18,491,196	6,697,405	223,764	649,300	64,159,538	6,168,042
Floating Rate Loan ‘P’	122,798,220	514,600	34,796,621	2,484,254	(1,235,876)	89,764,577	11,061,882
High Yield Bond ‘P’	141,881,426	1,427,065	22,654,715	3,010,993	660,538	124,325,307	16,535,921
Inflation Managed ‘P’	170,911,270	84,298	78,158,655	(8,623,397)	15,632,476	99,845,992	8,810,224
Inflation Strategy ‘P’	171,214,119	95,505	76,178,359	716,198	4,345,746	100,193,209	9,800,560
Managed Bond ‘P’	424,943,076	14,916,325	54,436,782	2,507,948	10,743,211	398,673,778	31,329,224
Short Duration Bond ‘P’	411,940,425	11,148,846	41,015,409	1,207,919	2,596,291	385,878,072	39,264,068
Emerging Markets Debt ‘P’	201,308,382	1,484,311	32,719,921	1,093,768	2,644,913	173,811,453	16,808,103
Comstock ‘P’	74,395,157	14,989,808	20,323,882	6,192,451	(1,805,831)	73,447,703	5,429,357
Dividend Growth ‘P’	10,042,004	2,348,472	871,387	159,819	602,254	12,281,162	811,722
Equity Index ‘P’	50,114,795	411,603	17,595,173	5,202,073	(1,882,513)	36,250,785	809,364
Growth ‘P’	21,054,737	4,091,815	2,289,071	513,207	608,475	23,979,163	1,204,053
Large-Cap Growth ‘P’	44,978,822	1,547,307	10,905,449	3,309,992	(2,165,462)	36,765,210	4,318,363
Large-Cap Value ‘P’	104,446,339	19,009,811	30,129,208	11,325,852	(5,495,493)	99,157,301	5,371,999
Main Street Core ‘P’	10,221,385	17,362,557	4,109,418	777,211	1,027,477	25,279,212	827,461
Mid-Cap Equity ‘P’	29,889,369	380,117	7,681,002	2,320,502	(1,491,149)	23,417,837	1,375,213
Mid-Cap Growth ‘P’	-	13,653,755	1,965,077	89,138	379,793	12,157,609	1,152,821
Mid-Cap Value ‘P’	28,954,693	467,971	6,662,527	2,241,591	(1,123,693)	23,878,035	1,201,767
Value Advantage ‘P’	29,625,322	468,518	8,027,560	1,329,414	640,388	24,036,082	1,908,202
International Large-Cap ‘P’	67,249,514	28,088,820	6,539,037	1,410,835	(3,143,696)	87,066,436	10,506,161
International Value ‘P’	39,269,049	2,192,154	3,256,208	682,518	(2,856,325)	36,031,188	2,927,856
Currency Strategies ‘P’	86,650,312	3,807,247	13,747,984	283,821	1,724,660	78,718,056	7,453,917
Global Absolute Return ‘P’	172,015,245	2,049,137	49,708,598	(228,369)	6,953,275	131,080,690	12,603,078
Precious Metals ‘P’	21,542,373	3,972,308	6,103,556	(4,535,277)	5,927,147	20,802,995	4,553,555
Total	$2,839,131,521	$194,302,627	$598,682,404	$39,219,090	$49,250,394	$2,523,221,228

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$420,876,766	$71,903,840	$8,663,345	$942,093	$25,462,702	$510,522,056	44,447,417
Floating Rate Income ‘P’	73,775,787	618,682	3,407,799	102,256	1,029,699	72,118,625	6,933,197
Floating Rate Loan ‘P’	170,896,848	17,705	42,344,408	3,051,339	(1,296,693)	130,324,791	16,060,205
High Yield Bond ‘P’	195,859,414	248,104	13,685,842	1,886,622	3,221,298	187,529,596	24,942,425
Inflation Managed ‘P’	188,940,723	206,024	89,155,540	(8,578,379)	16,507,319	107,920,147	9,522,673
Inflation Strategy ‘P’	201,615,664	15,032	99,800,370	298,890	5,683,281	107,812,497	10,545,853
Managed Bond ‘P’	502,701,811	59,573,476	16,532,075	745,207	15,240,670	561,729,089	44,142,699
Short Duration Bond ‘P’	443,571,193	152,910	15,481,135	435,586	3,719,084	432,397,638	43,997,551
Emerging Markets Debt ‘P’	173,978,065	41,175,025	5,297,801	345,711	2,997,860	213,198,860	20,616,987
American Funds Growth-Income ‘P’	56,286,965	-	34,705,484	10,781,340	(8,567,673)	23,795,148	1,590,106
Comstock ‘P’	160,135,965	-	34,579,925	11,247,835	(1,307,675)	135,496,200	10,016,068
Dividend Growth ‘P’	93,125,279	-	27,407,392	8,767,580	(4,346,043)	70,139,424	4,635,856
Growth ‘P’	70,479,053	79,607	8,455,314	1,557,654	828,096	64,489,096	3,238,157
Large-Cap Growth ‘P’	113,871,892	426,437	15,132,952	3,955,997	(1,208,377)	101,912,997	11,970,482
Large-Cap Value ‘P’	220,504,825	-	54,234,894	17,825,496	(5,376,817)	178,718,610	9,682,354
Main Street Core ‘P’	119,848,018	-	34,289,008	9,366,733	(1,886,493)	93,039,250	3,045,443
Mid-Cap Equity ‘P’	28,208,600	939,039	-	-	876,431	30,024,070	1,763,164
Mid-Cap Growth ‘P’	9,668,633	34,863,510	2,413,780	689,070	665,051	43,472,484	4,122,193
Mid-Cap Value ‘P’	97,237,838	40,297,165	14,327,542	3,648,384	48,444	126,904,289	6,387,018
Small-Cap Equity ‘P’	68,772,478	-	22,304,126	6,760,030	(9,224,760)	44,003,622	2,279,762
Small-Cap Growth ‘P’	1,471,274	987,023	-	-	(92,528)	2,365,769	166,971
Small-Cap Index ‘P’	27,331,350	8,902	5,505,440	1,722,344	(2,763,903)	20,793,253	1,265,699
Small-Cap Value ‘P’	1,475,150	22,799,088	-	-	(515,974)	23,758,264	1,321,629
Tactical Strategy ‘P’	147,520,622	-	23,463,093	1,068,797	9,419,027	134,545,353	12,176,132
Value Advantage ‘P’	73,698,898	5,853,542	8,149,099	1,172,995	4,152,941	76,729,277	6,091,467
Emerging Markets ‘P’	55,539,133	32,163,513	5,554,517	354,874	2,346,819	84,849,822	5,089,925
International Large-Cap ‘P’	69,471,443	62,334	6,017,326	1,103,043	(2,683,256)	61,936,238	7,473,742
International Small-Cap ‘P’	109,799,080	-	23,454,636	5,661,380	(6,248,401)	85,757,423	7,840,563
International Value ‘P’	55,081,974	-	9,877,193	2,363,082	(5,220,283)	42,347,580	3,441,119
Tactical International ‘P’	94,077,640	6,433	7,331,534	268,115	(2,356,887)	84,663,767	8,351,356
Currency Strategies ‘P’	133,395,498	23,853,061	1,143,758	23,952	4,994,718	161,123,471	15,256,994
Global Absolute Return ‘P’	272,370,463	-	58,780,987	(146,398)	11,709,324	225,152,402	21,647,835
Precious Metals ‘P’	55,072,421	729,923	40,874,462	(41,842,210)	46,866,570	19,952,242	4,367,334
Total	$4,506,660,763	$336,980,375	$732,370,777	$45,579,418	$102,673,571	$4,259,523,350

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Portfolio/Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,198,523,214	$327,685	$32,720,361	$3,053,221	$70,265,714	$1,239,449,473	107,909,790
Floating Rate Income ‘P’	142,603,329	575,264	954,145	29,370	2,200,922	144,454,740	13,887,302
Floating Rate Loan ‘P’	296,571,233	40,298	20,998,694	1,634,003	1,731,200	278,978,040	34,379,066
High Yield Bond ‘P’	510,164,141	-	65,514,705	9,830,693	4,263,941	458,744,070	61,015,379
Inflation Managed ‘P’	351,795,133	105,107,486	93,729,624	(8,305,474)	24,148,414	379,015,935	33,443,661
Inflation Strategy ‘P’	426,166,732	766,376	77,025,000	806,553	11,826,224	362,540,885	35,462,519
Managed Bond ‘P’	1,339,588,655	815,893	16,298,523	667,001	42,178,025	1,366,951,051	107,419,947
Short Duration Bond ‘P’	858,152,738	228,517	17,884,603	530,943	7,596,080	848,623,675	86,349,601
Emerging Markets Debt ‘P’	434,352,792	180,359,602	19,691,415	1,291,385	7,095,199	603,407,563	58,351,371
American Funds Growth-Income ‘P’	248,067,005	-	171,242,087	57,475,335	(48,830,723)	85,469,530	5,711,483
Comstock ‘P’	671,577,197	-	242,582,533	78,346,684	(42,007,302)	465,334,046	34,398,142
Dividend Growth ‘P’	203,731,124	481,992	-	-	11,316,422	215,529,538	14,245,396
Growth ‘P’	203,382,241	425,826	-	-	7,831,280	211,639,347	10,626,934
Large-Cap Growth ‘P’	459,083,649	-	78,265,674	20,679,555	(9,920,915)	391,576,615	45,993,749
Large-Cap Value ‘P’	825,459,529	-	177,623,229	59,211,539	(10,067,615)	696,980,224	37,759,971
Long/Short Large-Cap ‘P’	593,899,240	-	170,574,723	50,524,917	(4,183,613)	469,665,821	33,966,465
Main Street Core ‘P’	342,997,052	370,878	192,712	63,532	25,439,942	368,678,692	12,067,915
Mid-Cap Equity ‘P’	300,851,137	-	81,562,988	10,015,566	(1,338,634)	227,965,081	13,387,251
Mid-Cap Growth ‘P’	232,646,897	88,923	14,107,625	(382,786)	4,934,366	223,179,775	21,162,583
Mid-Cap Value ‘P’	530,756,140	-	104,311,471	29,266,195	(7,835,983)	447,874,881	22,541,280
Small-Cap Equity ‘P’	151,541,741	557,345	944,072	293,031	(8,360,933)	143,087,112	7,413,131
Small-Cap Growth ‘P’	150,493,357	107,319,836	24,697,628	4,325,458	(11,986,591)	225,454,432	15,912,098
Small-Cap Index ‘P’	161,274,592	-	82,149,961	25,351,604	(29,743,601)	74,732,634	4,549,026
Small-Cap Value ‘P’	130,849,961	54,962,220	36,711,739	8,032,895	(9,815,995)	147,317,342	8,194,997
Tactical Strategy ‘P’	856,966,432	-	138,610,004	7,946,608	54,656,293	780,959,329	70,675,526
Value Advantage ‘P’	325,975,924	592,207	6,834,948	1,040,742	23,655,858	344,429,783	27,343,963
Real Estate ‘P’	316,943,108	-	218,468,462	22,547,079	22,590,077	143,611,802	7,336,170
Emerging Markets ‘P’	505,060,758	119,277,473	57,692,506	3,740,810	14,450,180	584,836,715	35,082,866
International Large-Cap ‘P’	415,221,867	231,075,000	31,472,895	6,140,421	(19,690,018)	601,274,375	72,554,771
International Small-Cap ‘P’	517,254,713	31,579	69,468,494	16,741,093	(21,086,399)	443,472,492	40,545,460
International Value ‘P’	346,414,308	77,025,000	112,149,582	17,094,598	(33,709,444)	294,674,880	23,944,967
Tactical International ‘P’	328,629,053	-	21,102,812	1,064,085	(8,169,094)	300,421,232	29,633,983
Currency Strategies ‘P’	606,624,748	145,597,845	-	-	25,313,161	777,535,754	73,625,887
Global Absolute Return ‘P’	743,499,519	163,927	142,303,457	(225,150)	32,706,920	633,841,759	60,942,286
Precious Metals ‘P’	158,718,227	457,869	40,239,558	(34,509,658)	46,245,328	130,672,208	28,602,763
Total	$15,885,837,486	$1,026,649,041	$2,368,126,230	$394,321,848	$173,698,686	$15,112,380,831

Portfolio Optimization Growth
Diversified Bond ‘P’	$798,323,607	$39,224	$100,723,546	$10,552,854	$38,036,164	$746,228,303	64,968,634
Floating Rate Income ‘P’	-	78,201,905	1,567,968	15,177	375,722	77,024,836	7,404,860
Floating Rate Loan ‘P’	-	117,302,858	2,186,470	16,836	382,430	115,515,654	14,235,243
Inflation Managed ‘P’	117,977,120	73,846,572	7,710,622	(1,363,308)	6,847,027	189,596,789	16,729,668
Inflation Strategy ‘P’	148,287,978	2,851,933	-	-	4,349,815	155,489,726	15,209,477
Managed Bond ‘P’	916,880,149	190,829	77,764,796	4,354,582	25,145,364	868,806,128	68,273,921
Short Duration Bond ‘P’	199,391,667	145,191	7,999,568	270,483	1,640,207	193,447,980	19,683,820
Emerging Markets Debt ‘P’	145,427,433	112,216,232	9,311,631	623,006	2,194,935	251,149,975	24,286,977
American Funds Growth ‘P’	52,299,414	-	-	-	2,608,150	54,907,564	4,299,161
American Funds Growth-Income ‘P’	210,428,993	-	146,225,485	49,078,815	(41,804,459)	71,477,864	4,776,493
Comstock ‘P’	544,421,082	-	128,411,287	42,831,390	(7,888,029)	450,953,156	33,335,087
Dividend Growth ‘P’	253,498,602	773,666	19,988,684	5,907,032	6,892,634	247,083,250	16,330,935
Growth ‘P’	197,538,932	-	11,826,520	3,201,900	4,055,395	192,969,707	9,689,485
Large-Cap Growth ‘P’	393,535,932	1,276,388	33,345,908	8,587,882	1,299,852	371,354,146	43,618,461
Large-Cap Value ‘P’	773,836,795	-	176,529,623	58,974,448	(13,121,354)	643,160,266	34,844,192
Long/Short Large-Cap ‘P’	692,342,728	-	101,176,308	28,904,072	27,462,400	647,532,892	46,829,899
Main Street Core ‘P’	379,343,439	-	81,111,980	28,444,049	(3,160,889)	323,514,619	10,589,565
Mid-Cap Equity ‘P’	418,232,850	36,421	53,086,172	6,316,230	5,891,202	377,390,531	22,162,261
Mid-Cap Growth ‘P’	290,083,671	-	42,388,285	(641,941)	6,373,224	253,426,669	24,030,685
Mid-Cap Value ‘P’	497,145,556	912,807	29,666,130	7,138,120	10,848,640	486,378,993	24,479,169
Small-Cap Equity ‘P’	622,799,015	542,173	369,231,433	109,216,642	(126,516,627)	236,809,770	12,268,763
Small-Cap Growth ‘P’	201,902,044	885,709	13,075,525	2,420,181	(14,832,717)	177,299,692	12,513,438
Small-Cap Index ‘P’	50,415,371	878,659	-	-	(2,350,358)	48,943,672	2,979,235
Small-Cap Value ‘P’	144,997,191	130,428,608	27,683,682	6,451,707	(9,632,241)	244,561,583	13,604,518
Tactical Strategy ‘P’	835,911,017	-	120,839,625	8,199,470	54,868,646	778,139,508	70,420,337
Value Advantage ‘P’	329,811,101	44,738	32,830,606	6,270,935	18,832,961	322,129,129	25,573,535
Real Estate ‘P’	370,191,414	308,812	181,330,647	37,686,955	15,483,428	242,339,962	12,379,535
Emerging Markets ‘P’	638,614,822	298,979	49,458,904	3,328,069	12,925,614	605,708,580	36,334,916
International Large-Cap ‘P’	473,000,131	192,546,281	24,813,657	4,650,134	(19,083,169)	626,299,720	75,574,537
International Small-Cap ‘P’	578,345,214	204,268	79,638,914	19,060,707	(24,018,035)	493,953,240	45,160,774
International Value ‘P’	387,141,001	64,214,754	58,819,551	9,221,308	(30,453,575)	371,303,937	30,171,762
Tactical International ‘P’	412,731,708	134,268	28,964,843	1,349,566	(10,293,784)	374,956,915	36,986,290
Currency Strategies ‘P’	496,199,865	104,960,884	-	-	19,787,548	620,948,297	58,798,414
Global Absolute Return ‘P’	619,494,754	489,660	119,568,589	(17,828)	27,235,750	527,633,747	50,730,653
Precious Metals ‘P’	178,808,521	3,528,489	64,090,000	(71,666,546)	79,916,123	126,496,587	27,688,764
Total	$13,369,359,117	$887,260,308	$2,201,366,959	$389,382,927	$70,297,994	$12,514,933,387

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Portfolio/Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Share Balance

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$64,522,595	$17,163,553	$2,966,456	$332,433	$4,017,299	$83,069,424	7,232,246
Managed Bond ‘P’	77,125,881	19,605,917	2,988,831	177,862	2,549,482	96,470,311	7,580,985
Emerging Markets Debt ‘P’	—	41,325,001	-	-	(626,547)	40,698,454	3,935,666
American Funds Growth ‘P’	18,095,477	-	-	-	902,414	18,997,891	1,487,500
American Funds Growth-Income ‘P’	44,252,738	-	30,460,347	10,223,647	(8,676,210)	15,339,828	1,025,081
Comstock ‘P’	131,699,204	-	43,203,112	14,193,299	(6,478,633)	96,210,758	7,112,034
Dividend Growth ‘P’	71,062,458	-	5,478,215	1,759,149	2,043,807	69,387,199	4,586,138
Growth ‘P’	36,025,191	120,854	-	-	1,391,052	37,537,097	1,884,830
Large-Cap Growth ‘P’	94,511,511	-	13,636,950	3,660,607	(1,296,712)	83,238,456	9,777,010
Large-Cap Value ‘P’	184,920,498	-	57,785,788	19,286,844	(8,989,153)	137,432,401	7,445,611
Long/Short Large-Cap ‘P’	139,681,933	-	12,778,323	3,384,289	8,019,264	138,307,163	10,002,443
Main Street Core ‘P’	75,433,811	-	11,525,574	4,009,916	1,133,386	69,051,539	2,260,256
Mid-Cap Equity ‘P’	82,676,776	-	4,651,095	565,596	1,923,644	80,514,921	4,728,239
Mid-Cap Growth ‘P’	70,040,324	458	4,402,459	(116,180)	1,486,786	67,008,929	6,353,990
Mid-Cap Value ‘P’	124,578,022	20,941,426	17,762,934	4,625,077	152,179	132,533,770	6,670,347
Small-Cap Equity ‘P’	130,580,162	1,123	49,063,602	14,540,560	(19,361,805)	76,696,438	3,973,529
Small-Cap Growth ‘P’	62,978,656	28,593,920	7,308,649	1,280,098	(4,786,224)	80,757,801	5,699,715
Small-Cap Index ‘P’	61,416,128	520	33,597,931	9,964,085	(11,997,838)	25,784,964	1,569,548
Small-Cap Value ‘P’	49,107,317	41,985,825	11,290,697	2,569,184	(3,613,542)	78,758,087	4,381,170
Tactical Strategy ‘P’	237,586,939	-	34,050,771	2,351,449	15,628,211	221,515,828	20,046,815
Value Advantage ‘P’	79,839,700	100,029	17,179,563	3,265,643	2,720,544	68,746,353	5,457,710
Real Estate ‘P’	110,020,548	39,747	48,049,928	9,987,709	5,785,921	77,783,997	3,973,466
Emerging Markets ‘P’	145,435,395	22,676,500	18,402,801	1,231,417	3,679,570	154,620,081	9,275,265
International Large-Cap ‘P’	141,827,259	157,501	4,043,830	882,916	(3,936,810)	134,887,036	16,276,593
International Small-Cap ‘P’	165,748,373	542	18,532,475	4,388,208	(6,017,925)	145,586,723	13,310,590
International Value ‘P’	91,015,166	88,628	6,847,283	1,129,383	(6,182,788)	79,203,106	6,435,960
Tactical International ‘P’	88,491,495	637	5,917,061	276,825	(2,203,102)	80,648,794	7,955,313
Currency Strategies ‘P’	105,551,127	7,145,473	-	-	3,306,067	116,002,667	10,984,446
Global Absolute Return ‘P’	129,052,531	221,837	22,362,706	(7,217)	5,783,536	112,687,981	10,834,665
Precious Metals ‘P’	63,686,805	804,609	13,775,000	(15,403,443)	18,060,962	53,373,933	11,682,989
Total	$2,876,964,020	$200,974,100	$498,062,381	$98,559,356	($5,583,165)	$2,672,851,930

As of September 30, 2014, Pacific Life Insurance Company owned 30.96% and 14.57% of the shares outstanding in the PD High Yield Bond Market and PD Emerging Markets Portfolios, respectively.

5. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2014, the Floating Rate Income, Floating Rate Loan and Global Absolute Return Portfolios had unfunded loan commitments of $16,089, $1,298,205 and $1,180,791, respectively (see details in the Notes to Schedule of Investments).

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2014, were as follows:

Portfolio	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Diversified Bond	$3,199,630,054	$113,952,739	($40,592,157)	$73,360,582
Floating Rate Income	406,137,584	626,781	(5,257,685)	(4,630,904)
Floating Rate Loan	777,391,700	2,770,194	(11,515,216)	(8,745,022)
High Yield Bond	1,126,468,611	25,265,910	(22,600,523)	2,665,387
Inflation Managed	2,423,785,292	6,651,145	(189,765,049)	(183,113,904)
Inflation Strategy	688,899,133	401,049	(19,438,007)	(19,036,958)
Managed Bond	4,842,778,748	111,281,987	(91,529,019)	19,752,968
Short Duration Bond	2,258,415,044	15,530,761	(8,085,947)	7,444,814
Emerging Markets Debt	1,308,087,032	9,784,770	(50,176,591)	(40,391,821)
American Funds Growth	251,604,300	117,191,658	(268,885)	116,922,773
American Funds Growth-Income	339,190,672	155,848,981	(83,702)	155,765,279
Comstock	1,030,968,315	450,326,835	(5,434,331)	444,892,504
Dividend Growth	631,448,953	267,857,793	(1,800,078)	266,057,715
Equity Index	706,337,811	580,224,716	(5,935,793)	574,288,923
Focused Growth	101,856,561	20,318,952	(1,159,628)	19,159,324
Growth	836,434,331	173,091,964	(5,718,787)	167,373,177
Large-Cap Growth	1,023,137,219	133,866,554	(12,958,377)	120,908,177
Large-Cap Value	1,454,585,272	717,381,746	(14,141,751)	703,239,995
Long/Short Large-Cap	1,545,681,863	238,404,098	(17,384,799)	221,019,299
Main Street Core	1,244,447,212	282,121,877	(16,454,715)	265,667,162
Mid-Cap Equity	986,889,420	103,231,131	(24,390,311)	78,840,820
Mid-Cap Growth	819,653,850	67,741,356	(37,087,712)	30,653,644
Mid-Cap Value	1,168,279,980	204,091,140	(45,757,243)	158,333,897
Small-Cap Equity	467,350,990	115,764,588	(25,505,225)	90,259,363
Small-Cap Growth	632,959,131	34,479,418	(28,521,143)	5,958,275
Small-Cap Index	494,615,728	147,646,857	(37,739,744)	109,907,113
Small-Cap Value	652,014,831	87,024,351	(38,189,090)	48,835,261
Tactical Strategy	1,152,742,266	728,631	(520,669)	207,962
Value Advantage	745,991,972	117,790,039	(11,065,869)	106,724,170
Health Sciences	247,130,384	59,357,472	(1,683,405)	57,674,067
Real Estate	701,400,086	103,774,206	(10,685,551)	93,088,655
Technology	83,776,453	9,251,633	(5,547,293)	3,704,340
Emerging Markets	1,664,665,951	290,212,917	(87,507,871)	202,705,046
International Large-Cap	1,728,522,246	322,319,226	(37,810,481)	284,508,745
International Small-Cap	1,017,134,623	271,527,505	(65,648,673)	205,878,832
International Value	1,107,706,600	70,748,430	(46,070,023)	24,678,407
Tactical International	530,872,654	267,424	(291,338)	(23,914)
Currency Strategies	1,793,077,194	120,275	(19,397,989)	(19,277,714)
Global Absolute Return	1,599,165,524	29,253,253	(52,776,581)	(23,523,328)
Precious Metals	583,627,346	3,447,074	(223,359,221)	(219,912,147)
American Funds Asset Allocation	1,738,779,597	222,208,817	(6,089,336)	216,119,481
Pacific Dynamix - Conservative Growth	364,268,224	44,969,927	-	44,969,927
Pacific Dynamix - Moderate Growth	1,279,623,320	195,282,818	-	195,282,818
Pacific Dynamix - Growth	408,194,718	86,432,646	-	86,432,646
Portfolio Optimization Conservative	2,338,993,367	202,454,642	(18,226,781)	184,227,861
Portfolio Optimization Moderate-Conservative	3,812,269,749	475,780,214	(28,526,613)	447,253,601
Portfolio Optimization Moderate	13,249,471,519	2,031,917,962	(169,008,650)	1,862,909,312
Portfolio Optimization Growth	10,719,176,570	1,943,544,525	(147,787,708)	1,795,756,817
Portfolio Optimization Aggressive-Growth	2,266,167,655	454,118,670	(47,434,395)	406,684,275
PD 1-3 Year Corporate Bond	147,512,868	18,249	(333,858)	(315,609)
PD Aggregate Bond Index	724,586,169	10,918,956	(4,469,353)	6,449,603
PD High Yield Bond Market	156,838,725	3,856,777	(3,002,646)	854,131
PD Large-Cap Growth Index	276,367,638	88,358,669	(2,252,971)	86,105,698
PD Large-Cap Value Index	361,443,062	84,588,304	(3,598,303)	80,990,001
PD Small-Cap Growth Index	69,016,290	13,810,218	(4,238,193)	9,572,025
PD Small-Cap Value Index	114,233,543	12,276,317	(7,202,726)	5,073,591
PD Emerging Markets	101,586,860	14,063,596	(9,799,441)	4,264,155
PD International Large-Cap	297,706,086	47,642,177	(14,574,470)	33,067,707

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 26, 2014

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	November 26, 2014